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UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . . . .19.3
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-8817

ING Equity Trust
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ			85258
(Address of principal executive offices)			(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	June 1, 2005 to November 30, 2005

ITEM 1.                             REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

November 30, 2005

Classes A, B, C and Q

Principal Protection Funds

•  ING Principal Protection Fund

•  ING Principal Protection Fund II

•  ING Principal Protection Fund III

•  ING Principal Protection Fund IV

•  ING Principal Protection Fund V

•  ING Principal Protection Fund VI

•  ING Principal Protection Fund VII

•  ING Principal Protection Fund VIII

•  ING Principal Protection Fund IX

•  ING Principal Protection Fund X

•  ING Principal Protection Fund XI

•  ING Principal Protection Fund XII

E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

President’s Letter	1

Market Perspective	2

Portfolio Managers’ Report	4

Investment Strategy and Principal Risks	18

Shareholder Expense Examples	21

Statements of Assets and Liabilities	25

Statements of Operations	31

Statements of Changes in Net Assets	34

Financial Highlights	38

Notes to Financial Statements	50

Portfolios of Investments	65

Advisory Contract Approval Discussion	134

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PRESIDENT’S LETTER

Dear Shareholder,

As you may recall in my last letter, I described the enthusiasm that we were experiencing here at ING Funds as we worked to bring more of the world’s investment opportunities to you, the investor.

That enthusiasm, I am happy to report, is continuing to thrive. With the New Year, we have launched a series of new international mutual funds, each created to bring more of the world’s opportunities to you.

Meanwhile, we have also heard you loud and clear. Our research tells us that many investors report that they find investing an intimidating and overly-complex endeavor. That is why ING is committed to helping investors across the country cut through the confusion and clutter. “Your future. Made easier.SM” are more than words, they represent our promise to you.

Those two objectives — bringing you more of the world’s opportunities and doing it in a way that is easier for you — are behind the development of the ING Diversified International Fund. The new Fund is among those that we launched in January but it is unique in that it is a fund-of-funds. It is also, we believe, simply an easier way to invest internationally.

The ING Diversified International Fund brings together six distinct, international mutual funds, each managed by well-known asset managers who specialize in key international sub-asset classes. What’s more, the Fund is periodically reviewed by a seasoned team of ING asset allocation experts who re-adjust the Fund’s allocation based on prevailing market conditions.

Best of all: we’ve made it easy. With just one investment, investors can now acquire a broadly diversified, actively managed international equity portfolio.

The ING Diversified International Fund marks one more way that we at ING Funds are continuing to offer you the global expertise, product innovation and world-class service that you have come to expect from us.

On behalf of everyone at ING Funds, I thank you for your continued support and loyalty. We look forward to serving you in the future.

Sincerely,

James M. Hennessy
President
ING Funds
January 10, 2006

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE: SIX MONTHS ENDED NOVEMBER 30, 2005

Investors in global equities gained 8.8% in the six months ended November 30, 2005, according to the MSCI World® Index in dollars, including net reinvested dividends, ending just 1% off the 2005 high. In currencies, the dollar extended its early run in 2005, rising 4.4% against the euro, 5.1% against the pound and 10.4% against the yen in the six month period. Few expected such dollar strength in 2005. Relatively high U.S. interest rates explained part of it, especially the recycling of oil exporters’ burgeoning wealth into dollar denominated securities. The yen’s particular weakness was connected with the sharp rise in Japanese stock prices, fueled by outside investors who were hedging their currency risk. Also material was the tax-related “repatriation” into dollars of U.S. corporations’ foreign currency balances.

Trends in investment grade fixed income securities had been dominated since the middle of 2004 by the flattening of the U.S. Treasury yield curve as ten-year yields fell. This continued even as the Federal Open Market Committee (“FOMC”) raised short-term interest rates by 25 basis points eight times in the twelve months through May 2005, pulling other short-term rates up in train. However, the yield on the ten-year U.S. Treasury Note had actually fallen by 65 basis points over the same period. This “conundrum”, as Federal Reserve Chairman Greenspan called it, was eventually put down to an apparently growing perception in the market that inflation was a problem solved, due to a vigilant Federal Reserve, cheap goods and labor abroad and consistent productivity growth at home. In addition, foreign investors’ hunger for U.S. investments kept yields down at the long end. At times during the six months ended November 30, especially in October, the trend seemed about to break: for example when already high energy prices, now affected by Hurricanes Katrina and Rita, looked to be filtering through to the general price level. But in the end the forces of curve flattening prevailed. By November 30, the FOMC had raised rates four more times, oil prices and the inflation scare had subsided and foreigners were still buying record amounts of U.S. securities. On November 17, 2005, the spread over the 13-week U.S. Treasury Bill yield fell to 0.6%, the lowest since March 2001. For the six months ended November 30, the yield on the ten-year U.S. Treasury Note rose by 49 basis points to 4.5%, while the yield on the 13-week U.S. Treasury Bills rose 98 basis points to 3.9%. The broader Lehman Aggregate Index lost 0.5% during the same period.

The U.S. equities market, in the form of the Standard & Poor’s 500 Composite Stock Price (“S&P 500”) Index, gained 5.9% including dividends in the six months through November 30, at which point it was trading at a price-to-earnings level of just over 16 times earnings for the current fiscal year. Investors warily watched interest rates as they ultimately rose at the long end as well as the short. Falling mortgage interest rates have encouraged refinancing on a massive scale and the funds raised have tended not to stay long in the wallets of American consumers, keeping expansion strong. Still, after an indecisive June, stocks benefited from July’s positive economic data, especially robust second quarter company earnings figures. The S&P 500 reached its highest level so far in 2005, a four-year high on August 3, but then fell back. Little headway was made after Hurricanes Katrina and Rita. High prices at the pump were already here and an expensive winter for heating fuel was expected. Continual and pervasive reports of sharply rising prices persisted through October, and with consumer confidence slumping, stocks pulled back. However, an evidently swift recovery from Hurricanes Katrina and Rita cheered investors and stock prices powered ahead through November 25, to another four-year high, as oil prices fell back below $60 per barrel, inflation moderated, corporate profits remained buoyant and gross domestic product (“GDP”) growth, at 4.1% per annum, was the envy of the developed world.

Internationally, Japan equities soared 22.7%, based on the MSCI Japan® Index in dollars plus net dividends, for the six months ended November 30, 2005. The index actually rose a remarkable 36.2% in yen to a five-year peak. The market did little until August, but thereafter a new sense of optimism took hold, based on an encouraging improvement in domestic demand suggesting a return to a balanced economy after years of export dependency. Corporations and the banks have repaired their balance sheets at last. Rising wages are supporting domestic demand and an end to deflation seems to be at hand. The main reservation is that local investors still seem unconvinced. European ex UK markets added 9.0% in the six months ended November according to the MSCI Europe ex UK® Index including net dividends, 14.5% in local currencies to the best levels in four years. Such bullish performance belied low domestic demand, high unemployment, restrictive employment practices and periodic political deadlock, disappointing reformers. A smattering of more hopeful economic data and an upsurge of merger and acquisition activity however, raised spirits in markets that are not particularly expensive. Unemployment seems finally to be edging down in the

2

MARKET PERSPECTIVE: SIX MONTHS ENDED NOVEMBER 30, 2005

Eurozone, while GDP growth in the third quarter 2005 was a much more encouraging 0.6% over the second quarter 2005. The UK market gained 5.0% in dollars in the six months ended November 30, based on the MSCI UK® Index including net dividends, concealing a more impressive 10.6% increase in pounds, allowing the market to scale four-year heights. As in the rest of Europe, equities were supported by their relative cheapness and by merger and acquisition activity in the face of mostly miserable economic reports and even terrorist attacks. Manufacturing is in decline and GDP growth set to fall in 2005 to about 1.5%, the weakest since 1992. Nonetheless, company earnings held up and investors supported a market that paid over 3% in dividends.

(1)  The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)  The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3)  The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(4)  The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(5)  The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(6)  The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of the Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

ING PRINCIPAL PROTECTION FUNDS	PORTFOLIO MANAGERS’ REPORT

During the Guarantee Period, the Funds seek to participate in favorable equity market conditions while preserving at least the principal amount of the Fund as of the inception of the Guarantee Period. After the five year Guarantee Period, the Index Plus LargeCap Period begins. During this Period, the Fund will seek to outperform the total return performance of the Standard & Poor’s 500 Composite Stock Price (“S&P 500”) Index while maintaining a risk profile consistent with the Index. At the end of the Guarantee Period, the guarantee will no longer apply. The Funds are managed by the following Portfolio Management Team with ING Investment Management Co., the Sub-Adviser:

Asset Allocation: Mary Ann Fernandez, CFA, Senior Vice President, serves as strategist for the Funds and is responsible for overseeing overall Fund strategy and the allocation of Fund Assets between the Equity and Fixed components.

Equity Component: Hugh T.M. Whelan*, Portfolio Manager and Douglas K. Cotè, Portfolio Manager, co-manage the Equity Component.

Fixed Component: The Fixed Component is managed by James B. Kauffmann, Portfolio Manager.

Note: The Funds are closed to new deposits.

Performance: Listed below are the Class A share total returns of each Principal Protection Fund (“PPF”), excluding sales charges, the S&P 500 Index(1) and the Lehman Brothers 1-3 Year Government Index(2) for the six months ended November 30, 2005:

PPF	1.02%
PPF II	0.73%
PPF III	0.61%
PPF IV	1.53%
PPF V	1.01%
PPF VI	0.81%
PPF VII	0.71%
PPF VIII	0.80%
PPF IX	0.89%
PPF X	0.59%
PPF XI	0.50%
PPF XII	(0.20)%
S&P 500 Index(1)	5.88%
1-3 Year Government Index(2)	0.58%

(1)  The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2)  The Lehman Brothers 1-3 Year Government Index is an unmanaged index comprised of all publicly issued non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation.

An investor cannot invest directly in an index.

Portfolio Specifics: Performance is driven by a combination of returns on the equity portfolio, returns on the bond portfolio, and the asset allocation between the two components. The asset allocation process seeks to participate in rising equity markets and protect principal on the downside. Stocks are more volatile than bonds, an important consideration in the asset allocation process. Other factors, such as the current level of interest rates, time remaining to the maturity date, and the ratio of current assets to the underlying guarantee amount are also important. The Funds’ allocation to equities and fixed income is dependent on these factors and the path they take over the guarantee period. In general, when the time left to maturity is short, or the ratio of assets to the guarantee amount is low, asset allocation will tend to be conservative in order to protect principal from losses. All other factors being equal, the Funds generally buy equities (and sell bonds) when the equity market rises and sell equities (and buy bonds) as the equity market declines. The use of fixed income securities reduces the Funds’ ability to participate as fully in upward moving equity markets.

Principal Protection Funds, I-III

The Funds’ fixed income component outperformed the Lehman Brothers 1-3 Year Government Index. All of the Funds hold a higher percentage of agency securities as compared to the Index, and agencies modestly

4

PORTFOLIO MANAGERS’ REPORT	ING PRINCIPAL PROTECTION FUNDS

outperformed Treasuries, helping performance. However, the majority of the outperformance was due to duration. These Funds have shorter durations than the Index, which contributed to performance as shorter duration issues outperformed longer duration issues over the period.

Principal Protection Fund IV

The Fund’s fixed income component performed in line with the Lehman Brothers 1-3 Year Government Index since the Fund has a similar duration to the Index.

Principal Protection Funds V-XII

The Funds’ fixed income component underperformed the Lehman Brothers 1-3 Year Government Index. These Funds hold a higher percentage of agency securities as compared to the Index, and agencies modestly outperformed Treasuries, helping performance. However, these Funds have longer durations than the index, which hurt performance as shorter duration issues outperformed longer duration issues over the period.

The Funds’ equity component underperformed the S&P 500 Index due to security selection in the information technology, energy and financial sectors. The health care, consumer discretionary and utility sectors had positive stock selection, offsetting somewhat the negatively performing sectors. Among the largest positive contributors to performance were our overweights in Apple Computer and Motorola. Our overweight in Dell and underweight in Schlumberger detracted from returns over the six month period ended November 30, 2005. Individual security selection was aided by the effectiveness of factors historically successful at identifying outperforming stocks, including analyst estimate revision, free cash flow to price and trailing price-to-earnings (P/E). Price momentum, capital expense change and change in accruals did not contribute to performance over the six month period.

While we expect our statements to be accurate for each of the individual Funds within a series, this may not always be the case due to cash flow differences from Fund to Fund.

Presented below is the asset allocation for each Fund as of November 30, 2005 as presented in the accompanying Portfolio of Investments as a percentage of net assets.

Asset Allocation
as of November 30, 2005
(as a percent of net assets)

	Fixed Income	Common Stock	Other Assets and Liabilities
PPF	82.2%	18.4%	(0.6)%
PPF II	86.5%	14.1%	(0.6)%
PPF III	79.2%	20.8%	0.0%
PPF IV	57.5%	42.9%	(0.4)%
PPF V	62.6%	37.3%	0.1%
PPF VI	66.4%	34.2%	(0.6)%
PPF VII	68.3%	32.5%	(0.8)%
PPF VIII	64.8%	35.9%	(0.7)%
PPF IX	62.1%	38.3%	(0.4)%
PPF X	55.7%	44.0%	0.3%
PPF XI	65.0%	35.5%	(0.5)%
PPF XII	64.7%	35.5%	(0.2)%

Outlook and Current Strategy: Recent economic data releases have been pointing to a fairly robust economy in the United States, though they are still distorted by this year’s Hurricanes Katrina and Rita. The main risk to the economy now, in our view, is the possibility that a softening housing market will induce households to curtail their spending, and that the decline in demand will not be fully offset by a rise in net exports or business investment. The equity market has gained momentum in recent weeks on the back of lower energy prices and we are overweight the equity sector, including international. The allocation between equities and fixed income is dependent on our quantitative asset allocation model, which uses the factors mentioned above, not on a qualitative evaluation of the bond versus the equity markets.

*  Effective December 2005, Omar Aguilar replaced Hugh Whelan as Portfolio Manager to ING Principal Protection Funds.

5

PORTFOLIO MANAGERS’ REPORT	ING PRINCIPAL PROTECTION FUND

Average Annual Total Returns for the Periods Ended November 30, 2005

	1 Year	Since Inception of Guarantee Period October 12, 2001
Including Sales Charge:
Class A(1)	(4.40)%	0.14%
Class B(2)	(4.29)%	0.14%
Class C(3)	(0.39)%	0.83%
Class Q	1.52%	1.69%
Excluding Sales Charge:
Class A	1.43%	1.58%
Class B	0.71%	0.85%
Class C	0.61%	0.83%
Class Q	1.52%	1.69%
S&P 500 Index(4)	8.44%	6.31	%(6)
Lehman Brothers 1-3 Year Government Index(5)	1.55%	2.67	%(6)

Based on a $10,000 initial investment, the table above illustrates the total return of ING Principal Protection Fund against the Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The Performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)         Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)         Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.

(3)         Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)         The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5)         The Lehman Brothers 1-3 Year Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. Government, or any agency thereof, or any quasi-federal corporation.

(6)         Since inception performance for the index is shown from October 1, 2001.

6

PORTFOLIO MANAGERS’ REPORT	ING PRINCIPAL PROTECTION FUNDS II

Average Annual Total Returns for the Periods Ended November 30, 2005

	1 Year	Since Inception of Guarantee Period February 1, 2002
Including Sales Charge:
Class A(1)	(4.67)%	(0.42)%
Class B(2)	(4.58)%	(0.64)%
Class C(3)	(0.69)%	0.36%
Class Q	1.14%	1.20%
Excluding Sales Charge:
Class A	1.14%	1.13%
Class B	0.42%	0.37%
Class C	0.31%	0.36%
Class Q	1.14%	1.20%
S&P 500 Index(4)	8.84%	4.48%
Lehman Brothers 1-3 Year Government Index(5)	1.55%	2.64%

Based on a $10,000 initial investment, the table above illustrates the total return of ING Principal Protection Fund II against the Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The Performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)         Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)         Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.

(3)         Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)         The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5)         The Lehman Brothers 1-3 Year Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. Government, or any agency thereof, or any quasi-federal corporation.

7

PORTFOLIO MANAGERS’ REPORT	ING PRINCIPAL PROTECTION FUND III

Average Annual Total Returns for the Periods Ended November 30, 2005

	1 Year	Since Inception of Guarantee Period June 6, 2002
Including Sales Charge:
Class A(1)	(4.59)%	(0.25)%
Class B(2)	(4.49)%	(0.44)%
Class C(3)	(0.59)%	0.66%
Class Q	1.13%	1.47%
Excluding Sales Charge:
Class A	1.23%	1.45%
Class B	0.51%	0.68%
Class C	0.41%	0.66%
Class Q	1.13%	1.47%
S&P 500 Index(4)	8.44%	6.50	%(6)
Lehman Brothers 1-3 Year Government Index(5)	1.55%	2.49	%(6)

Based on a $10,000 initial investment, the table above illustrates the total return of ING Principal Protection Fund III against the Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expense. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The Performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)         Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)         Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.

(3)         Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)         The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5)         The Lehman Brothers 1-3 Year Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. Government, or any agency thereof, or any quasi-federal corporation.

(6)         Since inception performance for the index is shown from June 1, 2002.

8

PORTFOLIO MANAGERS’ REPORT	ING PRINCIPAL PROTECTION FUND IV

Average Annual Total Returns for the Periods Ended November 30, 2005

	1 Year	Since Inception of Guarantee Period October 8, 2002
Including Sales Charge:
Class A(1)	(3.52)%	1.30%
Class B(2)	(3.37)%	1.24%
Class C(3)	0.63%	2.45%
Class Q	2.47%	3.32%
Excluding Sales Charge:
Class A	2.37%	3.22%
Class B	1.63%	2.46%
Class C	1.63%	2.45%
Class Q	2.47%	3.32%
S&P 500 Index(4)	8.44%	16.52	%(6)
Lehman Brothers 1-3 Year Government Index(5)	1.55%	1.69	%(6)

Based on a $10,000 initial investment, the table above illustrates the total return of ING Principal Protection Fund IV against the Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expense. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The Performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)         Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)         Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.

(3)         Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)         The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5)         The Lehman Brothers 1-3 Year Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. Government, or any agency thereof, or any quasi-federal corporation.

(6)         Since inception performance for the index is shown from October 1, 2002.

9

PORTFOLIO MANAGERS’ REPORT	ING PRINCIPAL PROTECTION FUND V

Average Annual Total Returns for the Periods Ended November 30, 2005

	1 Year	Since Inception of Guarantee Period January 23, 2003
Including Sales Charge:
Class A(1)	(3.93)%	0.37%
Class B(2)	(3.88)%	0.39%
Class C(3)	0.12%	1.73%
Excluding Sales Charge:
Class A	1.93%	2.47%
Class B	1.12%	1.75%
Class C	1.12%	1.73%
S&P 500 Index(4)	8.44%	16.37	%(6)
Lehman Brothers 1-3 Year Government Index(5)	1.55%	1.55	%(6)

Based on a $10,000 initial investment, the table above illustrates the total return of ING Principal Protection Fund V against Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charge and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The Performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)         Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)         Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.

(3)         Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)         The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5)         The Lehman Brothers 1-3 Year Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. Government, or any agency thereof, or any quasi-federal corporation.

(6)         Since inception performance for the index is shown from February 1, 2003.

10

PORTFOLIO MANAGERS’ REPORT	ING PRINCIPAL PROTECTION FUND VI

Average Annual Total Returns for the Periods Ended November 30, 2005

	1 Year	Since Inception of Guarantee Period April 24, 2003
Including Sales Charge:
Class A(1)	(4.06)%	(0.15)%
Class B(2)	(3.99)%	(0.12)%
Class C(3)	(0.10)%	1.34%
Excluding Sales Charge:
Class A	1.79%	2.14%
Class B	1.01%	1.39%
Class C	0.90%	1.34%
S&P 500 Index(4)	8.44%	14.77	%(6)
Lehman Brothers 1-3 Year Government Index(5)	1.55%	1.37	%(6)

Based on a $10,000 initial investment, the table above illustrates the total return of ING Principal Protection Fund VI against the Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expense. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The Performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)         Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)         Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.

(3)         Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)         The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5)         The Lehman Brothers 1-3 Year Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. Government, or any agency thereof, or any quasi-federal corporation.

(6)         Since inception performance for the index is shown from May 1, 2003.

11

PORTFOLIO MANAGERS’ REPORT	ING PRINCIPAL PROTECTION FUND VII

Average Annual Total Returns for the Periods Ended November 30, 2005

	1 Year	Since Inception of Guarantee Period June 30, 2003
Including Sales Charge:
Class A(1)	(4.40)%	(0.79)%
Class B(2)	(4.39)%	(0.76)%
Class C(3)	(0.39)%	0.86%
Excluding Sales Charge:
Class A	1.43%	1.67%
Class B	0.61%	0.88%
Class C	0.61%	0.86%
S&P 500 Index(4)	8.44%	12.84	%(6)
Lehman Brothers 1-3 Year Government Index(5)	1.55%	1.23	%(6)

Based on a $10,000 initial investment, the table above illustrates the total return of ING Principal Protection Fund VII against the Indices indicated. An Index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The Performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)         Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)         Reflects deduction of the Class B deferred sales charge of 5% and 4%, respectively, for the 1 year and since inception return.

(3)         Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)         The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5)         The Lehman Brothers 1-3 Year Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. Government, or any agency thereof, or any quasi-federal corporation.

(6)         Since inception performance for the index is shown from July 1, 2003.

12

PORTFOLIO MANAGERS’ REPORT	ING PRINCIPAL PROTECTION FUND VIII

Average Annual Total Returns for the Periods Ended November 30, 2005

	1 Year	Since Inception of Guarantee Period December 23, 2003
Including Sales Charge:
Class A(1)	(4.15)%	(1.35)%
Class B(2)	(4.08)%	(1.67)%
Class C(3)	(0.18)%	0.89%
Excluding Sales Charge:
Class A	1.70%	1.71%
Class B	0.92%	0.91%
Class C	0.82%	0.89%
S&P 500 Index(4)	8.44%	8.19	%(6)
Lehman Brothers 1-3 Year Government Index(5)	1.55%	1.25	%(6)

Based on a $10,000 initial investment, the table above illustrates the total return of ING Principal Protection Fund VIII against the Indices indicated. An Index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The Performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)         Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)         Reflects deduction of the Class B deferred sales charge of 5% and 4%, respectively, for the 1 year and since inception returns.

(3)         Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)         The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5)         The Lehman Brothers 1-3 Year Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. Government, or any agency thereof, or any quasi-federal corporation.

(6)         Since inception performance for the index is shown from January 1, 2004.

13

PORTFOLIO MANAGERS’ REPORT	ING PRINCIPAL PROTECTION FUND IX

Average Annual Total Returns for the Periods Ended November 30, 2005

	1 Year	Since Inception of Guarantee Period April 22, 2004
Including Sales Charge:
Class A(1)	(3.98)%	(1.52)%
Class B(2)	(3.76)%	(1.65)%
Class C(3)	0.24%	1.44%
Excluding Sales Charge:
Class A	1.87%	2.17%
Class B	1.24%	1.46%
Class C	1.24%	1.44%
S&P 500 Index(4)	8.44%	9.93	%(6)
Lehman Brothers 1-3 Year Government Index(5)	1.55%	1.48	%(6)

Based on a $10,000 initial investment, the table above illustrates the total return of ING Principal Protection Fund IX against the Indices indicated. An Index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The Performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)         Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)         Reflects deduction of the Class B deferred sales charge of 5% and 4%, respectively, for the 1 year and since inception returns.

(3)         Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)         The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5)         The Lehman Brothers 1-3 Year Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. Government, or any agency thereof, or any quasi-federal corporation.

(6)         Since inception performance for the index is shown from May 1, 2004.

14

PORTFOLIO MANAGERS’ REPORT	ING PRINCIPAL PROTECTION FUND X

Cumulative Total Returns for the Periods Ended November 30, 2005

	1 Year	Since Inception of Guarantee Period August 17, 2004
Including Sales Charge:
Class A(1)	(4.12)%	(1.37)%
Class B(2)	(4.03)%	(1.40)%
Class C(3)	(0.03)%	2.49%
Excluding Sales Charge:
Class A	1.73%	3.27%
Class B	0.97%	2.48%
Class C	0.97%	2.49%
S&P 500 Index(4)	8.44%	12.45	%(6)
Lehman Brothers 1-3 Year Government Index(5)	1.55%	1.05	%(6)

Based on a $10,000 initial investment, the table above illustrates the total return of ING Principal Protection Fund X against the Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The Performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)         Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)         Reflects deduction of the Class B deferred sales charge of 5% for the since inception return.

(3)         Reflects deduction of the Class C deferred sales charge of 1% for the since inception return.

(4)         The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5)         The Lehman Brothers 1-3 Year Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. Government, or any agency thereof, or any quasi-federal corporation.

(6)         Since inception performance for the index is shown from September 1, 2004.

15

PORTFOLIO MANAGERS’ REPORT	ING PRINCIPAL PROTECTION FUND XI

Cumulative Total Returns for the Periods Ended November 30, 2005

	1 Year	Since Inception of Guarantee Period November 18, 2004
Including Sales Charge:
Class A(1)	(3.83)%	(5.20)%
Class B(2)	(3.84)%	(5.17)%
Class C(3)	(0.16)%	(0.34)%
Excluding Sales Charge:
Class A	2.04%	0.39%
Class B	1.16%	(0.34)%
Class C	1.16%	(0.34)%
S&P 500 Index(4)	8.44%	8.44	%(6)
Lehman Brothers 1-3 Year Government Index(5)	1.55%	1.55	%(6)

Based on a $10,000 initial investment, the table above illustrates the total return of ING Principal Protection Fund XI against the Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The Performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)         Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)         Reflects deduction of the Class B deferred sales charge of 5% for the since inception return.

(3)         Reflects deduction of the Class C deferred sales charge of 1% for the since inception return.

(4)         The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5)         The Lehman Brothers 1-3 Year Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. Government, or any agency thereof, or any quasi-federal corporation.

(6)         Since inception performance for the index is shown from December 1, 2004.

16

PORTFOLIO MANAGERS’ REPORT	ING PRINCIPAL PROTECTION FUND XII

Cumulative Total Returns for the Period Ended November 30, 2005

	Since Inception of Guarantee Period February 16, 2004
Including Sales Charge:
Class A(1)	(5.94)%
Class B(2)	(5.86)%
Class C(3)	(1.79)%
Excluding Sales Charge:
Class A	(0.20)%
Class B	(0.90)%
Class C	(0.80)%
S&P 500 Index(4)	5.28	%(6)
Lehman Brothers 1-3 Year Government Index(5)	1.56	%(6)

Based on a $10,000 initial investment, the table above illustrates the total return of ING Principal Protection Fund XII against the Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The Performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)         Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)         Reflects deduction of the Class B deferred sales charge of 5% for the since inception return.

(3)         Reflects deduction of the Class C deferred sales charge of 1% for the since inception return.

(4)         The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5)         The Lehman Brothers 1-3 Year Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. Government, or any agency thereof, or any quasi-federal corporation.

(6)         Since inception performance for the index is shown from March 1, 2005.

17

INVESTMENT STRATEGY AND PRINCIPAL RISKS

What is the Investment Strategy During the Guarantee Period?

The Funds undertake (the “Payment Undertaking”) that on the Guarantee Maturity Date specified in the Prospectus, each shareholder will be entitled to redeem his or her shares for an amount no less than the value of that shareholder’s account as of the inception of the Guarantee Period, less certain expenses not covered by the Expense Limitation Agreement (“Guaranteed Amount”), provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed. Note: An investor must act on the Guarantee Maturity Date in order to receive the Guaranteed Amount.

The Funds do not implement an “investment strategy” in any conventional sense. Rather, the Funds’ asset allocation strategy seeks to optimize the exposure of the Funds to the Equity Component while protecting the Funds’ assets. Assets allocated to the Equity Component may be reduced or eliminated in order to conserve assets at a level equal to or above the present value of the Payment Undertaking. The Funds allocate their assets among the following asset classes during the Guarantee Period:

•                  During the Guarantee Period, the Funds’ assets will be allocated between the:

•                  Equity Component, consisting primarily of common stocks included in the S&P 500 Index and futures contracts on the S&P 500 Index; and the

•                  Fixed Component, consisting primarily of short- to intermediate-duration U.S. government securities.

The Funds’ asset allocation strategy is implemented by allocating assets appropriately to the Equity Component and to the Fixed Component to optimize exposure to the Equity Component while controlling the risk that payment under the payment undertaking will be required. Consequently, there can be no assurance as to the percentage of assets, if any, allocated to the Equity Component, or to any investment returns generated by the Funds.

How Does the Funds’ Asset Allocation work?

The Funds use a proprietary computer model to determine on a daily basis the percentage of assets allocated to the Equity Component and to the Fixed Component. The model evaluates a number of factors, including the then current market value of the Funds, the then prevailing level of interest rates, equity market volatility, the Funds’ total annual expenses, and the Maturity Date. The model determined the initial allocation between the Equity Component and the Fixed Component on the first day of the Guarantee Period and provides direction for any reallocations on a daily basis thereafter.

Equity Component: The Funds will employ an enhanced index strategy. This strategy means that the Funds invest at least 80% of the Equity Component’s net assets in stocks included in the S&P 500 Index although the weightings of the stocks will vary somewhat from their respective weightings in the Index. The Equity Component may also include up to 20% of its assets in S&P 500 Index futures contracts. The Funds may use futures for hedging purposes, but may only use futures on the S&P 500 Index and U.S. Treasury securities.

If the Equity Component’s market value is $5 million or less, in order to replicate investment in stocks listed on the S&P 500 Index, the Portfolio Manager may invest the entire amount of the Equity Component’s assets in S&P 500 Index futures, in exchange traded funds (ETFs), or in a combination of S&P 500 Index futures and ETFs, subject to any limitation on the Funds’ investment in such securities (subject to restrictions imposed by the Investment Company Act of 1940, as amended “1940 Act”). ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. The Funds’ Portfolio Manager will not employ an enhanced index strategy when it invests in S&P 500 Index futures and ETFs.

Fixed Component: The Funds look to select investments for the Fixed Component with financial characteristics that will, at any point in time, closely resemble those of a portfolio of zero coupon bonds which mature within three months of the Guarantee Maturity Date. The Fixed Component will consist primarily of securities issued or guaranteed by the U.S. government and its agencies or instrumentalities of a short- to intermediate duration. Duration refers to the sensitivity of fixed income securities to interest rate changes. Generally, fixed income securities with shorter durations are less sensitive to changes in interest rates. These U.S. government securities

18

INVESTMENT STRATEGY AND PRINCIPAL RISKS (CONTINUED)

include STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or Agency bond and selling them as individual securities. The Fixed Component may also include corporate bonds rated AA- or higher by S&P and/or Aa3 or higher by Moody’s Investors Service, Inc., futures on U.S. Treasury securities and money market instruments.

What Are the Principal Guarantee Period Risks?

Allocation Risk: If at the inception of, or at any time during, the Guarantee Period interest rates are low, the Funds’ assets may be largely invested in the Fixed Component in order to decrease the likelihood that a payment would be required under the Payment Undertaking. The effect of low interest rates on the Funds would likely be more pronounced at the inception of the Guarantee Period, as the initial allocation of assets would include more fixed income securities. In addition, if during the Guarantee Period the equity markets experienced a major decline, the Funds’ assets may become largely invested in the Fixed Component. If the value of the Equity Component were to decline by a significant amount, a complete reallocation to the Fixed Component would likely occur. In the event of a reallocation of 100% of the assets to the Fixed Component, the Funds would not reallocate any assets into the Equity Component prior to the Maturity Date. Use of the Fixed Component reduces the Funds’ ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.

Opportunity Costs: The Funds may allocate a substantial portion, and under certain circumstances all, of the Fund’s assets to the Fixed Component in order to conserve the Funds’ assets to a level equal to or above the present value of the Payment Undertaking. Initially, if interest rates are low, the allocation to the Fixed Component may be over 70% of the Funds’ assets. If the market value of the Equity Component rises, the percentage of the Funds’ assets allocated to the Equity Component generally will also rise. However, the relative volatility of these two Components as well as the past performance of the Funds will affect these allocations. For example, if the Funds incur early losses, the Funds may allocate 100% of the Funds’ assets to the Fixed Component for the entire Guarantee Period, irrespective of the subsequent upward movements in the equity markets and/or the Equity Component. The extent to which the Funds participate in upward movements in the Equity Component during the Guarantee Period will depend on the performance of the Funds, the performance and volatility of the Fixed and Equity Components, interest rates, expenses of the Fund and other factors. The Funds might capture a material portion, very little or none of any equity market increase. It is possible that on the Maturity Date, an investor could receive only the Guaranteed Amount even though the equity markets, as well as the Equity Component, has had significant positive performance during the Guarantee Period.

Worse Case Scenarios for the Funds’ Equity Participation: The opportunity cost of not allocating assets to the Equity Component will be particularly high if early in the Guarantee period: (a) the Fund’s NAVs decrease; or (b) the value of the Equity Component declines. In either case, all or substantially all of the Funds’ assets could be allocated to the Fixed Component for the remainder of the Guarantee Period.

Investing in Stocks: The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The performance of the Equity Component also depends significantly on the Sub-Adviser’s skill in determining which securities to overweight, underweight or avoid altogether.

Investing in Bonds: The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. The market value of a zero coupon bond portfolio (which may include STRIPS) generally is more volatile than the market value of a portfolio of fixed income securities with similar maturities that pay interest periodically. With corporate bonds, there is also a risk that the issuer will default on the payment of principal or interest. Federal tax law requires that a holder of a zero coupon security accrue a portion of the discount at which the security was purchased as taxable income each year, even though the holder receives no interest payment on the security during the year. Because the Funds must distribute substantially all of their net income (including non-cash income attributable to zero coupon securities) to their shareholders each year for

19

INVESTMENT STRATEGY AND PRINCIPAL RISKS (CONTINUED)

income and excise tax purposes, such accrued discount would also be taken into account in determining the amount of taxable distributions to shareholders. In addition, the Funds may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy their distribution requirements.

Use of Futures: While the use of futures contracts by the Funds can amplify a gain, it can also amplify a loss. Such a loss can be substantially more money than the actual cost of the investment. In addition, while a hedging strategy can guard against potential risks for the Funds as a whole, it adds to the Funds’ expense and may reduce or eliminate potential gains. There is also a risk that a futures contract intended as a hedge may not perform as expected.

Risks of Using Derivatives: Certain securities in which the Funds may invest, including futures contracts, are derivative instruments. In general terms, a derivative instrument is a financial contract whose value is derived, at least in part, from the performance of an underlying asset, interest rate, or index. If the issuer of a derivative does not pay the amount due, the Funds can lose money on the investment. The underlying investment on which the derivative is based, and the derivative itself, might not perform in the manner the Sub-Adviser expected, which could cause the Funds’ share prices to decline. Markets of underlying securities may move in a direction not anticipated by the Sub-Adviser, which may result in the Funds’ realizing a lower return than expected on an investment.

Transaction Costs and Taxes: The asset allocation process results in additional transaction costs such as brokerage commissions. The process can have an adverse effect on the performance of the Funds during periods of increased equity market volatility. In addition, a high portfolio turnover rate, which may also have an adverse effect on the performance of the Funds, may increase the Funds’ transaction costs.

The asset allocation process and sale of fixed-income securities in connection with the transition period may also result in the realization of additional gains to the Funds and may therefore also increase the tax liability of shareholders. The Funds will distribute any net gains and income to shareholders. Such distributions are taxable to shareholders even if the distributions are reinvested in the Funds.

For further information on the Funds’ Investment Strategy and Risks, please refer to your Prospectus and Statement of Additional Information.

20

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b–1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2005 to November 30, 2005.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Six Months Ended
ING Principal Protection Fund I	June 1, 2005	November 30, 2005	Ratio	November 30, 2005*

Actual Fund Return
Class A	$1,000.00	$1,010.20	1.61%	$ 8.11
Class B	1,000.00	1,006.10	2.36	11.87
Class C	1,000.00	1,006.10	2.36	11.87
Class Q	1,000.00	1,011.10	1.58	7.97
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,017.00	1.61%	$ 5.54
Class B	1,000.00	1,013.24	2.36	11.91
Class C	1,000.00	1,013.24	2.36	11.91
Class Q	1,000.00	1,017.15	1.58	7.99

*            Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.

21

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Six Months Ended
	June 1, 2005	November 30, 2005	Ratio	November 30, 2005*
ING Principal Protection Fund III
Actual Fund Return
Class A	$1,000.00	$1,007.30	1.61%	$ 8.10
Class B	1,000.00	1,003.10	2.36	11.85
Class C	1,000.00	1,003.10	2.36	11.85
Class Q	1,000.00	1,007.20	1.60	8.05
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,017.00	1.61%	$ 8.14
Class B	1,000.00	1,013.24	2.36	11.91
Class C	1,000.00	1,013.24	2.36	11.91
Class Q	1,000.00	1,017.05	1.60	8.09
ING Principal Protection Fund III
Actual Fund Return
Class A	$1,000.00	$1,006.10	1.63%	$ 8.20
Class B	1,000.00	1,002.00	2.38	11.94
Class C	1,000.00	1,002.00	2.38	11.94
Class Q	1,000.00	1,006.10	1.58	7.95
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,016.90	1.63%	$ 8.24
Class B	1,000.00	1,013.14	2.38	12.01
Class C	1,000.00	1,013.14	2.38	12.01
Class Q	1,000.00	1,017.15	1.58	7.99
ING Principal Protection Fund IV
Actual Fund Return
Class A	$1,000.00	$1,015.30	1.62%	$ 8.18
Class B	1,000.00	1,011.50	2.37	11.95
Class C	1,000.00	1,012.40	2.37	11.96
Class Q	1,000.00	1,016.20	1.59	8.04
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,016.95	1.62%	$ 8.19
Class B	1,000.00	1,013.19	2.37	11.96
Class C	1,000.00	1,013.19	2.37	11.96
Class Q	1,000.00	1,017.10	1.59	8.04

*                 Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.

22

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Six Months Ended
	June 1, 2005	November 30, 2005	Ratio	November 30, 2005*
ING Principal Protection Fund V
Actual Fund Return
Class A	$1,000.00	$1,007.30	1.62%	$ 8.16
Class B	1,000.00	1,010.10	2.37	11.92
Class C	1,000.00	1,006.10	2.37	11.92
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,016.95	1.62%	$ 8.19
Class B	1,000.00	1,013.19	2.37	11.96
Class C	1,000.00	1,013.19	2.37	11.96
ING Principal Protection Fund VI
Actual Fund Return
Class A	$1,000.00	$1,008.10	1.66%	$ 8.36
Class B	1,000.00	1,004.10	2.41	12.11
Class C	1,000.00	1,004.10	2.41	12.11
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,016.75	1.66%	$ 8.39
Class B	1,000.00	1,012.99	2.41	12.16
Class C	1,000.00	1,012.99	2.41	12.16
ING Principal Protection Fund VII
Actual Fund Return
Class A	$1,000.00	$1,007.10	1.75%	$ 8.81
Class B	1,000.00	1,003.00	2.50	12.55
Class C	1,000.00	1,003.00	2.50	12.55
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,016.29	1.75%	$ 8.85
Class B	1,000.00	1,012.53	2.50	12.61
Class C	1,000.00	1,012.53	2.50	12.61
ING Principal Protection Fund VIII
Actual Fund Return
Class A	$1,000.00	$1,008.00	1.43%	$ 7.20
Class B	1,000.00	1,003.00	2.18	10.95
Class C	1,000.00	1,003.00	2.18	10.95
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,017.90	1.43%	$ 7.23
Class B	1,000.00	1,014.14	2.18	11.01
Class C	1,000.00	1,014.14	2.18	11.01

*                 Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.

23

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Six Months Ended
	June 1, 2005	November 30, 2005	Ratio	November 30, 2005*
ING Principal Protection Fund IX
Actual Fund Return
Class A	$1,000.00	$1,008.90	1.45%	$ 7.30
Class B	1,000.00	1,006.00	2.20	11.06
Class C	1,000.00	1,006.00	2.20	11.06
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,017.80	1.45%	$ 7.33
Class B	1,000.00	1,014.04	2.20	11.11
Class C	1,000.00	1,014.04	2.20	11.11
ING Principal Protection Fund X
Actual Fund Return
Class A	$1,000.00	$1,005.90	1.50%	$ 7.54
Class B	1,000.00	1,002.00	2.25	11.29
Class C	1,000.00	1,002.00	2.25	11.29
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,017.55	1.50%	$ 7.59
Class B	1,000.00	1,013.79	2.25	11.36
Class C	1,000.00	1,013.79	2.25	11.36
ING Principal Protection Fund XI
Actual Fund Return
Class A	$1,000.00	$1,005.00	1.75%	$ 8.80
Class B	1,000.00	1,000.00	2.49	12.48
Class C	1,000.00	1,000.00	2.50	12.53
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,016.29	1.75%	$ 8.85
Class B	1,000.00	1,012.58	2.49	12.56
Class C	1,000.00	1,012.53	2.50	12.61
ING Principal Protection Fund XII
Actual Fund Return
Class A	$1,000.00	$998.00	1.75%	$ 8.77
Class B	1,000.00	994.00	2.50	12.50
Class C	1,000.00	995.00	2.50	12.50
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,016.29	1.75%	$ 8.85
Class B	1,000.00	1,012.53	2.50	12.61
Class C	1,000.00	1,012.53	2.50	12.61

*                 Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.

24

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2005 (UNAUDITED)

	ING Principal Protection Fund	ING Principal Protection Fund II	ING Principal Protection Fund III	ING Principal Protection Fund IV
ASSETS:
Investments in securities at value*	$184,322,057	$274,421,659	$212,330,365	$430,906,427
Repurchase agreement	1,843,000	1,949,000	1,002,000	3,768,000
Cash	952	5	645	—
Receivables:
Investment securities sold	—	—	8,136,541	—
Dividends and interest	80,055	91,058	91,295	413,382
Prepaid expenses	1,832	2,636	2,015	3,802
Total assets	186,247,896	276,464,358	221,562,861	435,091,611
LIABILITIES:
Payable for investment securities purchased	—	—	7,025,501	—
Payable for fund shares redeemed	649,910	990,774	761,028	1,270,399
Payable to affiliates	283,936	421,422	327,028	665,511
Payable to custodian due to bank overdraft	—	—	—	49
Payable for trustee fees	7,824	11,172	12,632	7,643
Other accrued expenses and liabilities	213,963	286,170	200,206	321,572
Total liabilities	1,155,633	1,709,538	8,326,395	2,265,174
NET ASSETS	$185,092,263	$274,754,820	$213,236,466	$432,826,437
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$187,850,049	$292,022,656	$218,699,284	$390,125,148
Undistributed net investment income	2,813,759	5,678,526	4,043,421	1,777,979
Accumulated net realized gain (loss) on investments	(14,063,476)	(32,417,848)	(19,470,950)	1,883,173
Net unrealized appreciation on investments	8,491,931	9,471,486	9,964,711	39,040,137
NET ASSETS	$185,092,263	$274,754,820	$213,236,466	$432,826,437

*Cost of investments in securities	$175,830,126	$264,950,173	$202,365,654	$391,866,290

See Accompanying Notes to Financial Statements

25

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

	ING Principal Protection Fund	ING Principal Protection Fund II	ING Principal Protection Fund III	ING Principal Protection Fund IV
Class A:
Net Assets	$14,423,033	$20,193,645	$15,863,880	$25,841,727
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	1,448,996	2,077,731	1,606,260	2,430,604
Net asset value and redemption price per share	$9.95	$9.72	$9.88	$10.63

Class B:
Net Assets	$152,179,004	$219,433,405	$176,914,960	$354,702,816
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	15,389,182	22,724,630	18,039,414	33,585,368
Net asset value and redemption price per share(1)	$9.89	$9.66	$9.81	$10.56

Class C:
Net Assets	$18,391,844	$35,122,512	$20,417,495	$51,868,418
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	1,854,991	3,627,695	2,076,013	4,899,425
Net asset value and redemption price per share(1)	$9.91	$9.68	$9.83	$10.59

Class Q:
Net Assets	$98,382	$5,258	$40,131	$413,476
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	9,852	541	4,070	38,878
Net asset value and redemption price per share	$9.99	$9.73	$9.86	$10.64

(1)  Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

26

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2005 (UNAUDITED)

	ING Principal Protection Fund V	ING Principal Protection Fund VI	ING Principal Protection Fund VII	ING Principal Protection Fund VIII
ASSETS:
Investments in securities at value*	$350,195,074	$320,231,046	$165,991,626	$104,947,092
Repurchase agreement	1,362,000	2,457,000	1,654,000	1,036,000
Cash	131	172	579	145
Receivables:
Investment securities sold	13,536,475	—	—	—
Fund shares sold	—	15	—	—
Dividends and interest	287,396	239,240	118,662	84,489
Prepaid expenses	3,320	2,955	1,417	953
Total assets	365,384,396	322,930,428	167,766,284	106,068,679
LIABILITIES:
Payable for investment securities purchased	11,614,759	—	—	—
Payable for fund shares redeemed	1,071,575	1,394,707	988,792	577,291
Payable to affiliates	540,191	492,932	268,653	143,389
Payable for trustee fees	9,211	8,524	6,728	824
Other accrued expenses and liabilities	267,659	270,325	135,439	117,415
Total liabilities	13,503,395	2,166,488	1,399,612	838,919
NET ASSETS	$351,881,001	$320,763,940	$166,366,672	$105,229,760
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$349,267,355	$322,321,264	$167,671,254	$105,472,715
Undistributed net investment income	2,032,786	1,898,065	409,191	1,179,078
Accumulated net realized gain (loss) on investments	(759,508)	(3,314,724)	1,140,990	(1,810,528)
Net unrealized appreciation or depreciation on investments	1,340,368	(140,665)	(2,854,763)	388,495
NET ASSETS	$351,881,001	$320,763,940	$166,366,672	$105,229,760

*Cost of investments in securities	$348,854,706	$320,371,711	$168,846,389	$104,558,597

See Accompanying Notes to Financial Statements

27

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

	ING Principal Protection Fund V	ING Principal Protection Fund VI	ING Principal Protection Fund VII	ING Principal Protection Fund VIII
Class A:
Net Assets	$24,805,047	$20,701,000	$11,612,702	$14,343,558
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	2,477,665	2,081,466	1,170,751	1,432,208
Net asset value and redemption price per share	$10.01	$9.95	$9.92	$10.02
Class B:
Net Assets	$297,873,555	$269,905,398	$135,419,688	$77,145,137
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	29,923,873	27,288,181	13,635,782	7,743,713
Net asset value and redemption price per share(1)	$9.95	$9.89	$9.93	$9.96
Class C:
Net Assets	$29,202,399	$30,157,542	$19,334,282	$13,741,065
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	2,927,704	3,042,083	1,948,351	1,378,983
Net asset value and redemption price per share(1)	$9.97	$9.91	$9.92	$9.96

(1)  Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

28

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

	ING Principal Protection Fund IX	ING Principal Protection Fund X	ING Principal Protection Fund XI	ING Principal Protection Fund XII
ASSETS:
Investments in securities at value*	$72,633,377	$59,040,959	$40,279,677	$20,956,637
Repurchase agreement	367,000	239,000	331,000	29,000
Cash	646	861	540	863
Receivables:
Investment securities sold	—	2,184,994	—	—
Dividends and interest	65,463	58,422	33,776	16,501
Prepaid expenses	642	461	34,450	22,161
Reimbursement due from manager	—	—	4,277	4,447
Total assets	73,067,128	61,524,697	40,683,720	21,029,609
LIABILITIES:
Payable for investment securities purchased	—	1,808,397	—	—
Payable for fund shares redeemed	71,945	58,418	88,842	49,105
Payable to affiliates	100,068	78,486	52,823	27,809
Payable for trustee fees	7,672	1,416	3,681	810
Other accrued expenses and liabilities	177,432	130,782	132,209	16,356
Total liabilities	357,117	2,077,499	277,555	94,080
NET ASSETS	$72,710,011	$59,447,198	$40,406,165	$20,935,529
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$71,506,856	$57,506,384	$40,418,741	$21,058,671
Undistributed net investment income	750,209	445,043	350,696	221,849
Accumulated net realized gain (loss) on investments	(349,322)	1,017,668	(227,421)	(343,633)
Net unrealized appreciation or depreciation on investments	802,268	478,103	(135,851)	(1,358)
NET ASSETS	$72,710,011	$59,447,198	$40,406,165	$20,935,529

*Cost of investments in securities	$71,831,109	$58,562,856	$40,415,528	$20,957,995

See Accompanying Notes to Financial Statements

29

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

	ING Principal Protection Fund IX	ING Principal Protection Fund X	ING Principal Protection Fund XI	ING Principal Protection Fund XII
Class A:
Net Assets	$7,855,576	$12,154,086	$8,120,614	$3,791,385
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	772,079	1,178,656	809,187	379,681
Net asset value and redemption price per share	$10.17	$10.31	$10.04	$9.99

Class B:
Net Assets	$53,766,174	$39,319,319	$25,876,702	$12,172,151
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	5,314,514	3,838,725	2,597,070	1,227,692
Net asset value and redemption price per share(1)	$10.12	$10.24	$9.96	$9.91

Class C:
Net Assets	$11,088,261	$7,973,793	$6,408,849	$4,971,993
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	1,095,760	778,527	643,300	501,422
Net asset value and redemption price per share(1)	$10.12	$10.24	$9.96	$9.92

(1)  Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

30

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005 (UNAUDITED)

	ING Principal Protection Fund	ING Principal Protection Fund II	ING Principal Protection Fund III	ING Principal Protection Fund IV
INVESTMENT INCOME:
Dividends	$317,792	$360,687	$402,050	$1,705,005
Interest	3,733,260	6,031,186	4,376,769	4,631,212
Other	—	—	—	55
Total investment income	4,051,052	6,391,873	4,778,819	6,336,272
EXPENSES:
Investment management fees	815,191	1,191,385	923,661	1,846,910
Distribution and service fees:
Class A	20,237	28,170	21,534	35,399
Class B	830,464	1,174,680	950,495	1,873,989
Class C	106,731	201,841	117,620	288,939
Class Q	212	7	80	1,028
Transfer agent fees:
Class A	6,249	9,778	8,203	11,274
Class B	64,735	102,240	90,662	149,385
Class C	8,226	17,507	11,190	22,998
Class Q	50	—	14	196
Administrative service fees	101,898	148,922	115,457	230,862
Shareholder reporting expense	12,946	9,150	18,400	49,193
Registration fees	154	253	165	304
Professional fees	11,766	17,385	13,542	33,325
Custody and accounting expense	17,750	24,724	23,425	42,090
Trustee fees	3,127	261	915	8,235
Guarantee fees	336,267	491,447	381,010	761,851
Miscellaneous expense	7,693	10,265	9,718	16,792
Total expenses	2,343,696	3,428,015	2,686,091	5,372,770
Net investment income	1,707,356	2,963,858	2,092,728	963,502
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	905,606	1,005,675	1,331,888	4,052,053
Net change in unrealized appreciation or depreciation on investments	(1,296,957)	(3,089,539)	(2,862,665)	500,243
Net realized and unrealized gain (loss) on investments	(391,351)	(2,083,864)	(1,530,777)	4,552,296
Increase in net assets resulting from operations	$1,316,005	$879,994	$561,951	$5,515,798

See Accompanying Notes to Financial Statements

31

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005 (UNAUDITED)

	ING Principal Protection Fund V	ING Principal Protection Fund VI	ING Principal Protection Fund VII	ING Principal Protection Fund VIII
INVESTMENT INCOME:
Dividends	$1,193,277	$998,473	$496,204	$348,681
Interest	4,288,977	4,174,830	1,888,933	1,451,591
Other	99	—	—	—
Total investment income	5,482,353	5,173,303	2,385,137	1,800,272
EXPENSES:
Investment management fees	1,510,589	1,380,745	721,786	361,635
Distribution and service fees:
Class A	34,000	28,562	15,879	18,950
Class B	1,585,697	1,436,905	729,804	412,478
Class C	166,535	174,415	108,908	85,627
Class Q	—	90	—	—
Transfer agent fees
Class A	10,467	12,555	3,903	3,019
Class B	122,235	157,941	44,799	16,439
Class C	12,814	19,160	6,694	3,405
Class Q	—	35	—	—
Administrative service fees	188,822	172,592	90,222	57,390
Shareholder reporting expense	38,505	31,298	12,905	14,473
Registration fees	—	254	—	—
Professional fees	20,862	24,705	8,475	8,036
Custody and accounting expense	33,855	35,540	22,255	18,300
Trustee fees	7,503	10,065	3,843	617
Guarantee fees	623,118	569,558	297,737	189,389
Miscellaneous expense	13,889	11,969	7,888	4,735
Total expenses	4,368,891	4,066,389	2,075,098	1,194,493
Net recouped fees	—	—	133,087	—
Net expenses	4,368,891	4,066,389	2,208,185	1,194,493
Net investment income	1,113,462	1,106,914	176,952	605,779
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	1,762,332	1,870,126	1,122,811	191,995
Net change in unrealized appreciation or depreciation on investments	(290,166)	(1,508,852)	(744,176)	(364,207)
Net realized and unrealized gain (loss) on investments	1,472,166	361,274	378,635	(172,212)
Increase in net assets resulting from operations	$2,585,628	$1,468,188	$555,587	$433,567

See Accompanying Notes to Financial Statements

32

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005 (UNAUDITED)

	ING Principal Protection Fund IX	ING Principal Protection Fund X	ING Principal Protection Fund XI	ING Principal Protection Fund XII
INVESTMENT INCOME:
Dividends	$272,990	$234,913	$133,664	$66,835
Interest	993,298	708,660	560,238	312,332
Total investment income	1,266,288	943,573	693,902	379,167
EXPENSES:
Investment management fees	251,620	205,296	134,485	69,891
Distribution and service fees:
Class A	11,097	16,640	10,708	5,468
Class B	281,207	204,117	135,364	63,088
Class C	66,797	46,841	34,465	26,258
Transfer agent fees:
Class A	2,343	4,327	2,261	1,398
Class B	14,870	13,268	7,143	4,020
Class C	3,527	3,045	1,818	1,671
Administrative service fees	39,239	31,752	21,266	11,122
Shareholder reporting expense	10,182	8,235	7,320	5,374
Registration fees	78	2,793	11,027	3,031
Professional fees	4,008	5,490	4,575	4,692
Custody and accounting expense	11,895	13,725	9,150	4,273
Trustee fees	1,830	1,830	1,830	917
Organizational expenses and offering costs	—	—	81,507	44,260
Guarantee fees	129,490	104,782	70,179	36,702
Miscellaneous expense	3,459	2,879	909	1,038
Total expenses	831,642	665,020	534,007	283,203
Net waived and reimbursed fees	—	—	(35,599)	(21,171)
Net expenses	831,642	665,020	498,408	262,032
Net investment income	434,646	278,553	195,494	117,135
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	118,551	369,061	(76,100)	(218,909)
Net change in unrealized appreciation or depreciation on investments	(80,131)	(470,616)	(84,915)	(10,499)
Net realized and unrealized gain (loss) on investments	38,420	(101,555)	(161,015)	(229,408)
Increase (decrease) in net assets resulting from operations	$473,066	$176,998	$34,479	$(112,273)

See Accompanying Notes to Financial Statements

33

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Principal Protection Fund		ING Principal Protection Fund II		ING Principal Protection Fund III
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005
FROM OPERATIONS:
Net investment income	$1,707,356	$4,084,202	$2,963,858	$7,105,702	$2,092,728	$5,139,102
Net realized gain on investments	905,606	2,615,270	1,005,675	1,520,788	1,331,888	2,697,334
Net change in unrealized appreciation or depreciation on investments	(1,296,957)	(4,544,042)	(3,089,539)	(5,341,504)	(2,862,665)	(4,392,127)
Net increase in net assets resulting from operations	1,316,005	2,155,430	879,994	3,284,986	561,951	3,444,309

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	—	(564,345)	—	(866,398)	—	(626,977)
Class B	—	(3,355,370)	—	(5,524,028)	—	(4,298,629)
Class C	—	(477,836)	—	(1,035,340)	—	(636,967)
Class Q	—	(13,669)	—	(820)	—	(15,845)
Total distributions	—	(4,411,220)	—	(7,426,586)	—	(5,578,418)

FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested	—	3,465,396	—	5,578,637	—	4,415,082
Cost of shares redeemed	(37,471,778)	(89,757,722)	(46,731,519)	(117,928,323)	(36,746,416)	(86,677,469)
Net decrease in net assets resulting from capital share transactions	(37,471,778)	(86,292,326)	(46,731,519)	(112,349,686)	(36,746,416)	(82,262,387)
Net decrease in net assets	(36,155,773)	(88,548,116)	(45,851,525)	(116,491,286)	(36,184,465)	(84,396,496)

NET ASSETS:
Beginning of period	221,248,036	309,796,152	320,606,345	437,097,631	249,420,931	333,817,427
End of period	$185,092,263	$221,248,036	$274,754,820	$320,606,345	$213,236,466	$249,420,931
Undistributed net investment income at end of period	$2,813,759	$1,106,403	$5,678,526	$2,714,668	$4,043,421	$1,950,693

See Accompanying Notes to Financial Statements

34

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Principal Protection Fund IV		ING Principal Protection Fund V		ING Principal Protection Fund VI
	Six Months Ended November 30,	Year Ended May 31,	Six Months Ended November 30,	Year Ended May 31,	Six Months Ended November 30,	Year Ended May 31,
	2005	2005	2005	2005	2005	2005
FROM OPERATIONS:
Net investment income	$963,502	$3,009,371	$1,113,462	$2,979,794	$1,106,914	$2,776,887
Net realized gain (loss) on investments	4,052,053	3,775,685	1,762,332	2,631,468	1,870,126	(772,964)
Net change in unrealized appreciation or depreciation on investments	500,243	4,730,365	(290,166)	4,240,727	(1,508,852)	6,431,682
Net increase in net assets resulting from operations	5,515,798	11,515,421	2,585,628	9,851,989	1,468,188	8,435,605

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	—	(541,895)	—	(496,879)	—	(538,200)
Class B	—	(1,996,564)	—	(2,356,996)	—	(2,142,456)
Class C	—	(250,943)	—	(218,543)	—	(220,499)
Class Q	—	(12,757)	—	—	—	(4,268)
Net realized gains:
Class A	—	(298,219)	—	(1,227,769)	—	(1,209,669)
Class B	—	(3,165,176)	—	(12,976,224)	—	(11,356,416)
Class C	—	(563,441)	—	(1,686,942)	—	(1,728,708)
Class Q	—	(6,785)	—	—	—	(9,329)
Total distributions	—	(6,835,780)	—	(18,963,353)	—	(17,209,545)

FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested	—	5,522,092	—	16,736,893	—	14,729,000
Cost of shares redeemed	(61,999,469)	(159,304,222)	(53,140,356)	(114,369,592)	(49,471,186)	(118,525,057)
Net decrease in net assets resulting from capital share transactions	(61,999,469)	(153,782,130)	(53,140,356)	(97,632,699)	(49,471,186)	(103,796,057)
Net decrease in net assets	(56,483,671)	(149,102,489)	(50,554,728)	(106,744,063)	(48,002,998)	(112,569,997)

NET ASSETS:
Beginning of period	489,310,108	638,412,597	402,435,729	509,179,792	368,766,938	481,336,935
End of period	$432,826,437	$489,310,108	$351,881,001	$402,435,729	$320,763,940	$368,766,938
Undistributed net investment income at end of period	$1,777,979	$814,477	$2,032,786	$919,324	$1,898,065	$791,151

See Accompanying Notes to Financial Statements

35

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Principal Protection Fund VII		ING Principal Protection Fund VIII		ING Principal Protection Fund IX
	Six Months Ended November 30,	Year Ended May 31,	Six Months Ended November 30,	Year Ended May 31,	Six Months Ended November 30,	Year Ended May 31,
	2005	2005	2005	2005	2005	2005
FROM OPERATIONS:
Net investment income	$176,952	$1,196,862	$605,779	$1,498,164	$434,646	$930,582
Net realized gain (loss) on investments	1,122,811	2,174,124	191,995	(737,866)	118,551	(112,019)
Net change in unrealized appreciation or depreciation on investments	(744,176)	1,470,857	(364,207)	2,805,913	(80,131)	1,879,196
Net increase in net assets resulting from operations	555,587	4,841,843	433,567	3,566,211	473,066	2,697,759

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	—	(279,134)	—	(350,012)	—	(250,558)
Class B	—	(1,424,159)	—	(866,225)	—	(506,813)
Class C	—	(204,609)	—	(250,269)	—	(151,384)
Net realized gains:
Class A	—	(268,658)	—	(237,529)	—	(57,695)
Class B	—	(2,577,457)	—	(1,222,220)	—	(207,646)
Class C	—	(507,137)	—	(367,805)	—	(64,544)
Total distributions	—	(5,261,154)	—	(3,294,060)	—	(1,238,640)

FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested	—	4,485,076	—	2,590,663	—	992,642
Cost of shares redeemed	(27,379,174)	(59,182,378)	(18,788,149)	(40,351,918)	(10,928,532)	(27,756,749)
Net decrease in net assets resulting from capital share transactions	(27,379,174)	(54,697,302)	(18,788,149)	(37,761,255)	(10,928,532)	(26,764,107)
Net decrease in net assets	(26,823,587)	(55,116,613)	(18,354,582)	(37,489,104)	(10,455,466)	(25,304,988)

NET ASSETS:
Beginning of period	193,190,259	248,306,872	123,584,342	161,073,446	83,165,477	108,470,465
End of period	$166,366,672	$193,190,259	$105,229,760	$123,584,342	$72,710,011	$83,165,477
Undistributed net investment income at end of period	$409,191	$232,239	$1,179,078	$573,299	$750,209	$315,563

See Accompanying Notes to Financial Statements

36

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Principal Protection Fund X		ING Principal Protection Fund XI		ING Principal Protection Fund XII
	Six Months Ended November 30,	Year Ended May 31,	Six Months Ended November 30,	August 16, 2004(1) to May 31,	Six Months Ended November 30,	November 15, 2004(1) to May 31,
	2005	2005	2005	2005	2005	2005
FROM OPERATIONS:
Net investment income	$278,553	$377,583	$195,494	$176,658	$117,135	$58,882
Net realized gain (loss) on investments	369,061	931,101	(76,100)	(151,847)	(218,909)	(124,870)
Net change in unrealized appreciation or depreciation on investments	(470,616)	947,961	(84,915)	(50,936)	(10,499)	9,141
Net increase (decrease) in net assets resulting from operations	176,998	2,256,645	34,479	(26,125)	(112,273)	(56,847)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	—	(112,429)	—	(46,157)	—	—
Class B	—	(176,671)	—	(87,818)	—	—
Class C	—	(56,784)	—	(24,631)	—	—
Net realized gains:
Class A	—	(60,726)	—	—	—	—
Class B	—	(170,931)	—	—	—	—
Class C	—	(52,496)	—	—	—	—
Total distributions	—	(630,037)	—	(158,606)	—	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	54,819,774	—	47,792,307	—	23,540,038
Dividends reinvested	—	524,824	—	132,920	—	—
	—	55,344,598	—	47,925,227	—	23,540,038
Cost of shares redeemed	(9,427,406)	(7,622,956)	(4,149,644)	(3,219,166)	(1,986,588)	(448,801)
Net increase (decrease) in net assets resulting from capital share transactions	(9,427,406)	47,721,642	(4,149,644)	44,706,061	(1,986,588)	23,091,237
Net increase (decrease) in net assets	(9,250,408)	49,348,250	(4,115,165)	44,521,330	(2,098,861)	23,034,390

NET ASSETS:
Beginning of period	68,697,606	19,349,356	44,521,330	—	23,034,390	—
End of period	$59,447,198	$68,697,606	$40,406,165	$44,521,330	$20,935,529	$23,034,390
Undistributed net investment income at end of period	$445,043	$166,490	$350,696	$155,202	$221,849	$104,714

(1)  Commencement of operations

See Accompanying Notes to Financial Statements

37

ING PRINCIPAL PROTECTION FUND (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A							Class B
	Six Months Ended November 30,		Year Ended May 31,				July 5, 2001(1) to May 31,	Six Months Ended November 30,		Year Ended May 31,			July 5, 2001(1) to May 31,
	2005		2005		2004	2003	2002	2005		2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$9.85		9.95		10.25	9.85	10.00	9.83		9.91	10.21	9.81	10.00
Income (loss) from investment operations:
Net investment income	$0.10	*	0.22	*	0.23	0.22	0.11	0.07	*	0.14	0.14	0.15	0.04
Net realized and unrealized gain (loss) on investments	$(0.00)		(0.08)		(0.33)	0.42	(0.22)	(0.01)		(0.06)	(0.32)	0.41	(0.21)
Total from investment operations	$0.10		0.14		(0.10)	0.64	(0.11)	0.06		0.08	(0.18)	0.56	(0.17)
Less distributions from:
Net investment income	$—		0.24		0.20	0.24	0.04	—		0.16	0.12	0.16	0.02
Total distributions	$—		0.24		0.20	0.24	0.04	—		0.16	0.12	0.16	0.02
Net asset value, end of period	$9.95		9.85		9.95	10.25	9.85	9.89		9.83	9.91	10.21	9.81
Total Return(2)%	1.02		1.42		(1.01)	6.60	(1.29)**	0.61		0.79	(1.76)	5.82	(1.78)**
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$14,423		18,420		28,057	51,385	62,301	152,179		178,017	237,539	328,399	345,449
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	1.61		1.69		1.74	1.75	1.75	2.36		2.44	2.49	2.50	2.50
Gross expenses prior to expense reimbursement/recoupment(3)%	1.61		1.57		1.67	1.78	1.87	2.36		2.32	2.42	2.54	2.62
Net investment income after expense reimbursement/recoupment(3)(4)%	2.36		2.22		2.03	2.21	1.44	1.62		1.48	1.28	1.46	0.69
Portfolio turnover rate %	6		29		29	47	125	6		29	29	47	125

	Class C							Class Q
	Six Months Ended November 30,		Year Ended May 31,				July 5, 2001(1) to May 31,	Six Months Ended November 30,		Year Ended May 31,				July 5, 2001(1) to May 31,
	2005		2005		2004	2003	2002	2005		2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$9.85		9.92		10.21	9.81	10.00	9.88		9.97		10.27	9.87	10.00
Income (loss) from investment operations:
Net investment income	$0.07	*	0.15	*	0.15	0.15	0.05	0.10	*	0.22	*	0.24	0.25	0.11
Net realized and unrealized gain (loss) on investments	$(0.01)		(0.08)		(0.34)	0.41	(0.22)	0.01		(0.07)		(0.34)	0.40	(0.19)
Total from investment operations	$0.06		0.07		(0.19)	0.56	(0.17)	0.11		0.15		(0.10)	0.65	(0.08)
Less distributions from:
Net investment income	$—		0.14		0.10	0.16	0.02	—		0.24		0.20	0.25	0.05
Total distributions	$—		0.14		0.10	0.16	0.02	—		0.24		0.20	0.25	0.05
Net asset value, end of period	$9.91		9.85		9.92	10.21	9.81	9.99		9.88		9.97	10.27	9.87
Total Return(2)%	0.61		0.72		(1.83)	5.78	(1.66)**	1.11		1.53		(1.01)	6.68	(1.13)**
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$18,392		24,476		43,529	85,451	105,908	98		335		671	1,733	2,434
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	2.36		2.44		2.49	2.50	2.30	1.58		1.69		1.70	1.66	1.60
Gross expenses prior to expense reimbursement/recoupment(3)%	2.36		2.32		2.42	2.54	2.62	1.58		1.57		1.63	1.69	1.72
Net investment income after expense reimbursement/recoupment(3)(4)%	1.61		1.46		1.28	1.45	0.72	2.34		2.21		2.08	2.30	1.59
Portfolio turnover rate %	6		29		29	47	125	6		29		29	47	125

(1)         Commencement of operations.

(2)         Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3)         Annualized for periods less than one year.

(4)         The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

*            Per share data calculated using weighted average number of shares throughout the period.

**     Represents performance beginning on the first day of the Guarantee Period (October 12, 2001). Total return from commencement of offering of shares was (1.11)%, (1.70)%, (1.70)% and (0.81)% for Class A, B, C and Q, respectively.

See Accompanying Notes to Financial Statements

38

ING PRINCIPAL PROTECTION FUND II (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A						Class B
	Six Months Ended November 30,		Year Ended May 31,			November 5, 2001(1) to May 31,	Six Months Ended November 30,	Year Ended May 31,			November 5, 2001(1) to May 31,
	2005		2005	2004	2003	2002	2005	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period		$9.65	9.77	10.15	9.83	10.00	9.63	9.74	10.12	9.80	10.00
Income (loss) from investment operations:
Net investment income		$0.12	* 0.25	* 0.25	0.23	0.06	0.09	* 0.19	0.16	0.16	0.03
Net realized and unrealized gain (loss) on investments		$(0.05)	(0.10)	(0.43)	0.32	(0.22)	(0.06)	(0.12)	(0.41)	0.32	(0.23)
Total from investment operations		$0.07	0.15	(0.18)	0.55	(0.16)	0.03	0.07	(0.25)	0.48	(0.20)
Less distributions from:
Net investment income		$—	0.27	0.20	0.23	0.01	—	0.18	0.13	0.16	0.00	**
Total distributions		$—	0.27	0.20	0.23	0.01	—	0.18	0.13	0.16	0.00	**
Net asset value, end of period		$9.72	9.65	9.77	10.15	9.83	9.66	9.63	9.74	10.12	9.80
Total Return(2)%		0.73	1.49	(1.74)	5.73	(1.70	)† 0.31	0.76	(2.47)	4.98	(2.00	)†
Ratios and Supplemental Data:
Net assets, end of period (000’s)		$20,194	25,160	37,580	76,897	98,109	219,433	249,693	328,221	442,268	465,111
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)			1.58	1.69	1.75	1.61	2.36	2.33	2.44	2.50	2.36
	%	1.61
Gross expenses prior to expense reimbursement/recoupment(3)			1.58	1.65	1.78	1.61	2.36	2.33	2.40	2.53	2.36
	%	1.61
Net investment income after expense reimbursement/recoupment(3)(4)			2.56	2.26	2.30	1.36	1.93	1.82	1.51	1.55	0.61
	%	2.68
Portfolio turnover rate	%	19	24	74	60	70	19	24	74	60	70

	Class C					Class Q
	Six Months Ended November 30,	Year Ended May 31,			November 5, 2001(1) to May 31,	Six Months Ended November 30,	Year Ended May 31,			November 5, 2001(1) to May 31,
	2005	2005	2004	2003	2002	2005	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$9.65	9.75	10.12	9.80	10.00	9.66	9.78	10.16	9.83	10.00
Income (loss) from investment operations:
Net investment income	$0.08	0.17	0.18	0.15	0.03	0.13	0.25	0.24	0.31	0.07
Net realized and unrealized gain (loss) on investments	$(0.05)	(0.10)	(0.43)	0.33	(0.23)	(0.06)	(0.11)	(0.40)	0.26	(0.23)
Total from investment operations	$0.03	0.07	(0.25)	0.48	(0.20)	0.07	0.14	(0.16)	0.57	(0.16)
Less distributions from:
Net investment income	$—	0.17	0.12	0.16	0.00	—	0.26	0.22	0.24	0.01
Total distributions	$—	0.17	0.12	0.16	0.00	—	0.26	0.22	0.24	0.01
Net asset value, end of period	$9.68	9.65	9.75	10.12	9.80	9.73	9.66	9.78	10.16	9.83
Total Return(2)%	0.31	0.75	(2.52)	4.99	(2.00)†	0.72	1.44	(1.56)	5.87	(1.70)†
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$35,123	45,748	71,250	139,961	159,563	5	5	47	58	81
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)		2.33	2.44	2.50	2.36	1.60	1.58	1.63	1.61	1.45
	% 2.36
Gross expenses prior to expense reimbursement/recoupment(3)		2.33	2.40	2.53	2.36	1.60	1.58	1.59	1.64	1.45
	% 2.36
Net investment income after expense reimbursement/recoupment(3)(4)%	1.93	1.81	1.51	1.55	0.69	2.71	2.53	2.33	2.42	1.52
Portfolio turnover rate	% 19	24	74	60	70	19	24	74	60	70

(1)         Commencement of operations.

(2)         Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3)         Annualized for periods less than one year.

(4)         The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses), subject to possible reimbursement to ING Investments, LLC within three years.

*            Per share data calculated using weighted average number of shares throughout the period.

**     Amount represents less than $0.01 per share.

†             Represents performance beginning on the first day of the Guarantee Period (February 1, 2002). Total return from commencement of offering of shares was (1.60)%, (1.96)%, (1.97)% and (1.60)% for Class A, B, C and Q, respectively.

See Accompanying Notes to Financial Statements

39

ING PRINCIPAL PROTECTION FUND III (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A									Class B
	Six Months Ended November 30,		Year Ended May 31,					March 5, 2001(1) to May 31,		Six Months Ended November 30,		Year Ended May 31,				March 5, 2001(1) to May 31,
	2005		2005		2004	2003		2002		2005		2005	2004	2003		2002
Per Share Operating Performance:
Net asset value, beginning of period	$9.82		9.90		10.27	10.01		10.00		9.79		9.86	10.23	10.00		10.00
Income (loss) from investment operations:
Net investment income	$0.11	*	0.24	*	0.25	0.21		0.01		0.08	*	0.18	0.16	0.13		0.00	**
Net realized and unrealized gain (loss) on investments	$(0.05)		(0.06)		(0.42)	0.22		0.00	**	(0.06)		(0.07)	(0.40)	0.22		0.00	**
Total from investment operations	$0.06		0.18		(0.17)	0.43		0.01		0.02		0.11	(0.24)	0.35		0.00	**
Less distributions from:
Net investment income	$—		0.26		0.20	0.17		—		—		0.18	0.13	0.12		—
Total distributions	$—		0.26		0.20	0.17		—		—		0.18	0.13	0.12		—
Net asset value, end of period	$9.88		9.82		9.90	10.27		10.01		9.81		9.79	9.86	10.23		10.00
Total Return(2)%	0.61		1.83		(1.63)	4.35	†	—	***	0.20		1.12	(2.38)	3.51	†	—	***
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$15,864		19,005		29,113	49,652		57,749		176,915		203,705	261,098	335,942		347,788
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)		1.59		1.68	1.75		0.97		2.38		2.34	2.43	2.50		1.72
	% 1.63
Gross expenses prior to expense reimbursement/recoupment(3)%	1.63		1.59		1.66	1.77		0.97		2.38		2.34	2.41	2.52		1.72
Net investment income after expense reimbursement/recoupment(3)(4)%	2.51		2.44		2.26	2.08		0.85		1.76		1.69	1.51	1.33		0.07
Portfolio turnover rate	% 12		16		27	91		—		12		16	27	91		—

	Class C									Class Q
	Six Months Ended November 30,		Year Ended May 31,					March 5, 2001(1) to May 31,		Six Months Ended November 30,		Year Ended May 31,					March 5, 2001(1) to May 31,
	2005		2005		2004	2003		2002		2005		2005		2004	2003		2002
Per Share Operating Performance:
Net asset value, beginning of period	$9.81		9.88		10.23	10.00		10.00		9.80		9.89		10.28	10.02		10.00
Income (loss) from investment operations:
Net investment income	$0.07	*	0.17	*	0.19	0.13		0.00	**	0.10	*	0.24	*	0.23	0.22		0.01
Net realized and unrealized gain (loss) on investments	$(0.05)		(0.07)		(0.43)	0.22		0.00	**	(0.04)		(0.06)		(0.40)	0.22		0.01
Total from investment operations	$0.02		0.10		(0.24)	0.35		0.00	**	0.06		0.18		(0.17)	0.44		0.02
Less distributions from:
Net investment income	$—		0.17		0.11	0.12		—		—		0.27		0.22	0.18		—
Total distributions	$—		0.17		0.11	0.12		—		—		0.27		0.22	0.18		—
Net asset value, end of period	$9.83		9.81		9.88	10.23		10.00		9.86		9.80		9.89	10.28		10.02
Total Return(2)%	0.20		1.04		(2.37)	3.51	†	—	***	0.61		1.79		(1.64)	4.45	†	—	***
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$20,417		26,637		43,018	81,800		90,826		40		74		588	599		574
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)		2.34		2.43	2.50		1.72		1.58		1.59		1.62	1.62		0.80
	% 2.38
Gross expenses prior to expense reimbursement/recoupment(3)%	2.38		2.34		2.41	2.52		1.72		1.58		1.59		1.60	1.63		0.80
Net investment income after expense reimbursement/recoupment(3)(4)%	1.75		1.69		1.51	1.33		0.06		2.54		2.44		2.32	2.22		1.02
Portfolio turnover rate	% 12		16		27	91		—		12		16		27	91		—

(1)         Commencement of operations.

(2)         Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3)         Annualized for periods less than one year.

(4)         The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses), subject to possible reimbursement to ING Investments, LLC within three years.

*            Per share data calculated using weighted average number of shares throughout the period.

**     Amount represents less than $0.01 per share.

***As of May 31, 2002, the Fund was in its Offering Period. Total return from commencement of offering of shares was 0.10%, 0.00%, 0.00% and 0.20% for Class A, B, C and Q, respectively.

†             Represents performance beginning on the first day of the Guarantee Period (June 6, 2002). Total return for year ended May 31, 2003 was 4.35%, 3.51%, 3.51% and 4.45% for Class A, B, C and Q, respectively.

See Accompanying Notes to Financial Statements

40

ING PRINCIPAL PROTECTION FUND IV (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A						Class B
	Six Months Ended November 30,		Year Ended May 31,		July 1, 2002(1) to May 31,		Six Months Ended November 30,		Year Ended May 31,		July 1, 2002(1) to May 31,
	2005		2005	2004	2003		2005		2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$10.47		10.39	10.52	10.00		10.44		10.35	10.47	10.00
Income (loss) from investment operations:
Net investment income	$0.05	*	0.13	0.12	0.09		0.02	*	0.05	0.04	0.03
Net realized and unrealized gain (loss) on investments	$0.11		0.15	(0.08)	0.47		0.10		0.16	(0.07)	0.46
Total from investment operations	$0.16		0.28	0.04	0.56		0.12		0.21	(0.03)	0.49
Less distributions from:
Net investment income	$—		0.13	0.14	0.03		—		0.05	0.06	0.01
Net realized gains on investments	$—		0.07	0.03	0.01		—		0.07	0.03	0.01
Total distributions	$—		0.20	0.17	0.04		—		0.12	0.09	0.02
Net asset value, end of period	$10.63		10.47	10.39	10.52		10.56		10.44	10.35	10.47
Total Return(2)%	1.53		2.79	0.36	5.50	**	1.15		2.04	(0.29)	4.89	**
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$25,842		30,711	52,094	89,558		354,703		394,210	487,343	603,649
Ratios to average net assets:
Expenses(3)%	1.62		1.58	1.65	1.61		2.37		2.33	2.40	2.36
Net investment income(3)%	1.12		1.22	1.08	1.12		0.37		0.49	0.33	0.36
Portfolio turnover rate	% 25		70	75	31		25		70	75	31

	Class C						Class Q
	Six Months Ended November 30,		Year Ended May 31,		July 1, 2002(1) to May 31,		Six Months Ended November 30,		Year Ended May 31,		July 1, 2002(1) to May 31,
	2005		2005	2004	2003		2005		2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$10.46		10.36	10.47	10.00		10.47		10.40	10.52	10.00
Income (loss) from investment operations:
Net investment income	$0.02	*	0.06	0.05	0.03		0.05	*	0.13	0.13	0.10
Net realized and unrealized gain (loss) on investments	$0.11		0.14	(0.09)	0.46		0.12		0.15	(0.07)	0.46
Total from investment operations	$0.13		0.20	(0.04)	0.49		0.17		0.28	0.06	0.56
Less distributions from:
Net investment income	$—		0.03	0.04	0.01		—		0.14	0.15	0.03
Net realized gains on investments	$—		0.07	0.03	0.01		—		0.07	0.03	0.01
Total distributions	$—		0.10	0.07	0.02		—		0.21	0.18	0.04
Net asset value, end of period	$10.59		10.46	10.36	10.47		10.64		10.47	10.40	10.52
Total Return(2)%	1.24		2.00	(0.37)	4.90	**	1.62		2.75	0.58	5.54	**
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$51,868		63,431	98,026	183,228		413		958	950	1,473
Ratios to average net assets:
Expenses(3)%	2.37		2.33	2.40	2.36		1.59		1.58	1.59	1.49
Net investment income(3)%	0.37		0.47	0.33	0.36		1.12		1.23	1.14	1.24
Portfolio turnover rate	% 25		70	75	31		25		70	75	31

(1)         Commencement of operations.

(2)         Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3)         Annualized for periods less than one year.

*            Per share data calculated using weighted average number of shares throughout the period.

** Represents performance beginning on the first day of the Guarantee Period (October 8, 2002). Total return from commencement of offering of shares was 5.61%, 4.89%, 4.90% and 5.64% for Class A, B, C and Q, respectively.

See Accompanying Notes to Financial Statements

41

ING PRINCIPAL PROTECTION FUND V (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A						Class B
	Six Months Ended November 30,	Year Ended May 31,			November 1, 2002(1) to May 31,		Six Months Ended November 30,	Year Ended May 31,		November 1, 2002(1) to May 31,
	2005	2005		2004	2003		2005	2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$9.91	10.11		10.41	10.00		9.89	10.09	10.38	10.00
Income (loss) from investment operations:
Net investment income	$0.08	0.13	*	0.13	0.05		0.03	0.06	0.05	0.01
Net realized and unrealized gain (loss) on investments	$0.02	0.16		(0.22)	0.36		0.03	0.15	(0.21)	0.37
Total from investment operations	$0.10	0.29		(0.09)	0.41		0.06	0.21	(0.16)	0.38
Less distributions from:
Net investment income	$—	0.14		0.14	—		—	0.06	0.06	—
Net realized gains on investments	$—	0.35		0.07	—		—	0.35	0.07	—
Total distributions	$—	0.49		0.21	—		—	0.41	0.13	—
Net asset value, end of period	$10.01	9.91		10.11	10.41		9.95	9.89	10.09	10.38
Total Return(2)%	1.01	2.89		(0.89)	4.10	**	0.61	2.10	(1.54)	3.90	**
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$24,805	30,203		42,889	74,905		297,874	335,117	405,311	496,076
Ratios to average net assets:
Expenses(3)%	1.62	1.59		1.67	1.56		2.37	2.34	2.42	2.31
Net investment income(3)%	1.28	1.34		1.22	1.00		0.54	0.59	0.47	0.25
Portfolio turnover rate	% 26	80		53	12		26	80	53	12

	Class C
	Six Months				November 1,
	Ended				2002(1) to
	November 30,	Year Ended May 31,			May 31,
	2005	2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$9.91	10.10		10.38	10.00
Income (loss) from investment operations:
Net investment income	$0.04	0.06	*	0.06	0.01
Net realized and unrealized gain (loss) on investments	$0.02	0.15		(0.22)	0.37
Total from investment operations	$0.06	0.21		(0.16)	0.38
Less distributions from:
Net investment income	$—	0.05		0.05	—
Net realized gains on investments	$—	0.35		0.07	—
Total distributions	$—	0.40		0.12	—
Net asset value, end of period	$9.97	9.91		10.10	10.38
Total Return(2)%	0.61	2.02		(1.52)	3.90	**
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$29,202	37,116		60,980	106,754
Ratios to average net assets:
Expenses(3)%	2.37	2.34		2.42	2.31
Net investment income(3)%	0.53	0.59		0.47	0.25
Portfolio turnover rate	% 26	80		53	12

(1)         Commencement of operations.

(2)         Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3)         Annualized for periods less than one year.

*            Per share data calculated using weighted average number of shares throughout the period.

** Represents performance beginning on the first day of the Guarantee Period (January 23, 2003). Total return from commencement of offering of shares is 4.10%, 3.80% and 3.80% for Class A, B and C, respectively.

See Accompanying Notes to Financial Statements

42

ING PRINCIPAL PROTECTION FUND VI (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A							Class B
	Six Months Ended November 30,		Year Ended May 31,			February 3, 2003(1) to May 31,		Six Months Ended November 30,	Year Ended May 31,		February 3, 2003(1) to May 31,
	2005		2005		2004	2003		2005	2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$9.87		10.08		10.31	10.00		9.85	10.06	10.30	10.00
Income (loss) from investment operations:
Net investment income	$0.08		0.13	*	0.13	0.01		0.03	0.06	0.05	0.00	**
Net realized and unrealized gain (loss) on investments	$0.00	*	0.14		(0.23)	0.30		0.01	0.12	(0.22)	0.30
Total from investment operations	$0.08		0.27		(0.10)	0.31		0.04	0.18	(0.17)	0.30
Less distributions from:
Net investment income	$—		0.15		0.10	—		—	0.06	0.04	—
Net realized gains on investments	$—		0.33		0.03	—		—	0.33	0.03	—
Total distributions	$—		0.48		0.13	—		—	0.39	0.07	—
Net asset value, end of period	$9.95		9.87		10.08	10.31		9.89	9.85	10.06	10.30
Total Return(2)%	0.81		2.72	***	(1.01)	3.10	†	0.41	1.85	(1.70)	3.10	†
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$20,701		24,971		43,443	63,460		269,905	304,303	372,323	444,549
Ratios to average net assets:
Expenses(3)%	1.66		1.62		1.67	1.41		2.41	2.37	2.42	2.16
Net investment income (loss)(3)%	1.34		1.33		1.19	0.59		0.59	0.59	0.44	(0.16)
Portfolio turnover rate	% 20		100		44	3		20	100	44	3

	Class C
	Six Months Ended November 30,		Year Ended May 31,			February 3, 2003(1) to May 31,
	2005		2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$9.87		10.06		10.30	10.00
Income (loss) from investment operations:
Net investment income	$0.04		0.06	*	0.05	0.00	**
Net realized and unrealized gain (loss) on investments	$0.00	**	0.12		(0.22)	0.30
Total from investment operations	$0.04		0.18		(0.17)	0.30
Less distributions from:
Net investment income	$—		0.04		0.04	—
Net realized gains on investments	$—		0.33		0.03	—
Total distributions	$—		0.37		0.07	—
Net asset value, end of period	$9.91		9.87		10.06	10.30
Total Return(2)%	0.41		1.85		(1.72)	3.00	†
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$30,158		39,288		65,269	102,047
Ratios to average net assets:
Expenses(3)%	2.41		2.37		2.42	2.19
Net investment income (loss)(3)%	0.59		0.58		0.44	(0.13)
Portfolio turnover rate	% 20		100		44	3

(1)                   Commencement of operations.

(2)                   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3)                   Annualized for periods less than one year.

*                      Per share data calculated using weighted average number of shares throughout the period.

**               Amount represents less than $0.01 per share.

***  In 2005, the Sub-Adviser fully reimbursed the Fund for a loss on an investment transaction, which did not have an impact on total return.

†                       Represents performance beginning on the first day of the Guarantee Period (April 24, 2003). Total return from commencement of offering of shares was 3.10%, 3.00% and 3.00% for Class A, B and C, respectively.

See Accompanying Notes to Financial Statements

43

ING PRINCIPAL PROTECTION FUND VII (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A							Class B
	Six Months Ended November 30,	Year Ended May 31,				May 1, 2003(1) to May 31,		Six Months Ended November 30,	Year Ended May 31,		May 1, 2003(1) to May 31,
	2005	2005		2004		2003		2005	2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$9.85	9.88		10.00		10.00		9.90	9.93	10.00	10.00
Income (loss) from investment operations:
Net investment income	$0.05	0.12	*	0.13		0.00	**	0.01	0.05	0.07	0.00	**
Net realized and unrealized gain (loss) on investments	$0.02	0.16		(0.08)		0.00	**	0.02	0.15	(0.09)	0.00	**
Total from investment operations	$0.07	0.28		0.05		0.00	**	0.03	0.20	(0.02)	0.00	**
Less distributions from:
Net investment income	$—	0.16		0.17		—		—	0.08	0.05	—
Net realized gains on investments	$—	0.15		—		—		—	0.15		—
Total distributions	$—	0.31		0.17		—		—	0.23	0.05	—
Net asset value, end of period	$9.92	9.85		9.88		10.00		9.93	9.90	9.93	10.00
Total Return(2)%	0.71	2.82		0.52	†	—	***	0.30	2.05	(0.21)†	—	***
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$11,613	13,942		21,805		11,028		135,420	155,148	182,112	92,014
Ratios to average net assets:
Net expenses after expense reimbursement recoupment(3)(4)		1.46	0.99		0.88		2.50		2.21	1.74	1.60
	% 1.75
Gross expenses prior to expense reimbursement recoupment(3)%	1.60	1.59		1.72		0.88		2.35	2.34	2.47	1.60
Net investment income (loss) after expense reimbursement recoupment(3)(4)%	0.89	1.23		1.51		0.09		0.14	0.48	0.76	(0.63)
Portfolio turnover rate	% 20	49		91		—		20	49	91	—

	Class C
	Six Months Ended November 30,	Year Ended May 31,			May 1, 2003(1) to May 31,
	2005	2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$9.89	9.90		10.00	10.00
Income (loss) from investment operations:
Net investment income	$0.01	0.04	*	0.07	0.00	**
Net realized and unrealized gain (loss) on investments	$0.02	0.16		(0.09)	0.00	**
Total from investment operations	$0.03	0.20		(0.02)	0.00	**
Less distributions from:
Net investment income	$—	0.06		0.08	—
Net realized gains on investments	$—	0.15		—
Total distributions	$—	0.21		0.08	—
Net asset value, end of period	$9.92	9.89		9.90	10.00
Total Return(2)%	0.30	2.04		(0.24)†	—	***
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$19,334	24,100		44,390	19,903
Ratios to average net assets:
Net expenses after expense reimbursement recoupment(3)(4)%	2.50	2.21		1.74	1.60
Gross expenses prior to expense reimbursement recoupment(3)%	2.35	2.34		2.47	1.60
Net investment income (loss) after expense reimbursement recoupment(3)(4)%	0.14	0.49		0.76	(0.64)
Portfolio turnover rate	% 20	49		91	—

(1)                   Commencement of operations.

(2)                   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3)                   Annualized for periods less than one year.

(4)                   The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses), subject to possible reimbursement to ING Investments, LLC within three years.

*                      Per share data calculated using weighted average number of shares throughout the period.

**               Amount represents less than $0.01 per share.

***  As of May 31, 2003, the Fund was in its Offering Period. Total return from commencement of offering of shares was 0.00%, 0.00% and 0.00% for Class A, B and C, respectively.

†                       Represents performance beginning on the first day of Guarantee Period (June 30, 2003). Total return for the year ended May 31, 2004 was 0.69%, (0.02)% and (0.05)% for Class A, B and C, respectively.

See Accompanying Notes to Financial Statements

44

ING PRINCIPAL PROTECTION FUND VIII (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A			Class B
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	October 1, 2003(1) to May 31, 2004	Six Months Ended November 30, 2005	Year Ended May 31, 2005	October 1, 2003(1) to May 31, 2004
Per Share Operating Performance:
Net asset value, beginning of period	$9.94	9.95	10.00	9.93	9.91	10.00
Income (loss) from investment operations:
Net investment income	$0.10	0.18	0.06	0.06	0.10	0.02
Net realized and unrealized gain (loss) on investments	$(0.02)	0.11	(0.10)	(0.03)	0.13	(0.10)
Total from investment operations	$0.08	0.29	(0.04)	0.03	0.23	(0.08)
Less distributions from:
Net investment income	$—	0.18	0.01	—	0.09	0.01
Net realized gains on investments	$—	0.12	—	—	0.12	—
Total distributions	$—	0.30	0.01	—	0.21	0.01
Net asset value, end of period	$10.02	9.94	9.95	9.96	9.93	9.91
Total Return(2)%	0.80	2.99	(0.45)**	0.30	2.34	(0.85	)**
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$14,344	16,375	22,336	77,145	87,326	105,448
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	1.43	1.44	1.51	2.18	2.19	2.12	(5)
Gross expenses prior to expense reimbursement(3)%	1.43	1.44	1.54	2.18	2.19	2.29
Net investment income after expense reimbursement (3)(4)%	1.71	1.68	0.96	0.96	0.93	0.39	(5)
Portfolio turnover rate	% 32	77	42	32	77	42

	Class C
	Six Months Ended Novembers 30, 2005		Year Ended May 31, 2005	October 1, 2003(1) to May 31, 2004
Per Share Operating Performance:
Net asset value, beginning of period	$9.93		9.91	10.00
Income (loss) from investment operations:
Net investment income	$0.04	*	0.10	0.02
Net realized and unrealized gain (loss) on investments	$(0.01)		0.12	(0.10)
Total from investment operations	$0.03		0.22	(0.08)
Less distributions from:
Net investment income	$—		0.08	0.01
Net realized gains on investments	$—		0.12	—
Total distributions	$—		0.20	0.01
Net asset value, end of period	$9.96		9.93	9.91
Total Return(2)%	0.30		2.29	(0.85	)**
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$13,741		19,883	33,289
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	2.18		2.19	2.12	(5)
Gross expenses prior to expense reimbursement(3)%	2.18		2.19	2.29
Net investment income after expense reimbursement(3)(4)%	0.95		0.92	0.39	(5)
Portfolio turnover rate	% 32		77	42

(1)                   Commencement of operations.

(2)                   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3)                   Annualized for periods less than one year.

(4)                   The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses), subject to possible reimbursement to ING Investments, LLC within three years.

(5)                   ING Funds Distributor, LLC voluntarily waived 0.75% of distribution fees on Classes B and C from October 1, 2003 through December 23, 2003.

*                      Per share data calculated using weighted average number of shares throughout the period.

**               Represents performance beginning on the first day of the Guarantee Period (December 23, 2003). Total return from commencement of offering of shares was (0.45)%, (0.85)% and (0.85)% for Class A, B and C, respectively.

See Accompanying Notes to Financial Statements

45

ING PRINCIPAL PROTECTION FUND IX (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

Class A	Class B
Six Months Ended November 30, 2005	Year Ended May 31, 2005	February 2, 2004(1) to May 31, 2004	Six Months Ended November 30, 2005	Year Ended May 31, 2005	February 2, 2004(1) to May 31, 2004
Per Share Operating Performance:
Net asset value, beginning of period	$10.08	9.92	10.00	10.06	9.91	10.00
Income (loss) from investment operations:
Net investment income	$0.11	0.18	0.02	0.06	0.09	0.01
Net realized and unrealized gain (loss) on investments	$(0.02)	0.16	(0.10)	0.00	**	0.17	(0.10)
Total from investment operations	$0.09	0.34	(0.08)	0.06	0.26	(0.09)
Less distributions from:
Net investment income	$—	0.15	—	—	0.08	—
Net realized gain on investments	$—	0.03	—	—	0.03	—
Total distributions	$—	0.18	—	—	0.11	—
Net asset value, end of period	$10.17	10.08	9.92	10.12	10.06	9.91
Total Return(2)%	0.89	3.43	(0.80	)*	0.60	2.68	(0.90	)*
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$7,856	10,035	20,081	53,766	58,077	66,636
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	1.45	1.68	1.30	2.20	2.43	1.74	(5)
Gross expenses prior to expense reimbursement(3)%	1.45	1.62	1.56	2.20	2.37	2.36
Net investment income after expense reimbursement(3)(4)	1.56	0.77	1.03	0.82	0.37
%	1.77	(5)
Portfolio turnover rate	%	39	67	4	39	67	4
Class C
Six Months Ended November 30, 2005	Year Ended May 31, 2005	February 2, 2004(1) to May 31, 2004
Per Share Operating Performance:
Net asset value, beginning of period	$10.06	9.91	10.00
Income (loss) from investment operations:
Net investment income	$0.08	0.09	0.01
Net realized and unrealized gain (loss) on investments	$(0.02)	0.17	(0.10)
Total from investment operations	$0.06	0.26	(0.09)
Less distributions from:
Net investment income	$—	0.08	—
Net realized gain on investments	$—	0.03	—
Total distributions	$—	0.11	—
Net asset value, end of period	$10.12	10.06	9.91
Total Return(2)%	0.60	2.64	(0.90	)*
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$11,088	15,054	21,753
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	2.20	2.43	1.74	(5)
Gross expenses prior to expense reimbursement(3)%	2.20	2.37	2.36
Net investment income after expense reimbursement(3)(4)%	1.02	0.81	0.37	(5)
Portfolio turnover rate	%	39	67	4

(1)                  Commencement of operations.

(2)                  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3)                  Annualized for periods less than one year.

(4)                  The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses), subject to possible reimbursement to ING Investments, LLC within three years.

(5)                  ING Fund Distributor, LLC voluntarily waived 0.75% of distribution fees on Class B and Class C of Principal Protection IX from February 2, 2004 through April 22, 2004.

*                      Represents performance beginning on the first day of the Guarantee Period (April 22, 2004). Total return from commencement of offering of shares was (0.50)%, (0.60)% and (0.60)% for Class A, B and C, respectively.

**               Amount is less than $0.01 per share.

See Accompanying Notes to Financial Statements

46

ING PRINCIPAL PROTECTION FUND X (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A						Class B
	Six Months Ended November 30, 2005	Year Ended May 31, 2005			May 3, 2004(1) to May 31, 2004		Six Months Ended November 30, 2005	Year Ended May 31, 2005	May 3, 2004(1) to May 31, 2004
Per Share Operating Performance:
Net asset value, beginning of period	$10.25	10.00			10.00		10.22	10.00	10.00
Income (loss) from investment operations:
Net investment income	$0.09	0.10			0.00	*	0.04	0.04	0.00	*
Net realized and unrealized gain (loss) on investments	$(0.03)	0.26			0.00	*	(0.02)	0.26	0.00	*
Total from investment operations	$0.06	0.36			0.00	*	0.02	0.30	0.00	*
Less distributions from:
Net investment income	$—	0.07			—		—	0.04	—
Net realized gains on investments	$—	0.04			—		—	0.04	—
Total distributions	$—	0.11			—		—	0.08	—
Net asset value, end of period	$10.31	10.25			10.00		10.24	10.22	10.00
Total Return(2)%	0.59	3.62	*	**	—	**	0.20	3.00 ***	—	**
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$12,154	14,204			5,047		39,319	42,237	12,477
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	1.50	1.69			0.93		2.25	2.32	1.68
Gross expenses prior to expense reimbursement(3)%	1.50	1.68			2.27		2.25	2.43	3.02
Net investment income (loss) after expense reimbursement(3)(4)%	1.47	1.08			(0.01)		0.72	0.43	(0.75)
Portfolio turnover rate %	30	78			—		30	78	—
							Class C
							Six Months Ended November 30, 2005	Year Ended May 31, 2005	May 3, 2004(1) to May 31, 2004
Per Share Operating Performance:
Net asset value, beginning of period							$10.22	10.00	10.00
Income (loss) from investment operations:
Net investment income							$0.06	0.04	0.00	*
Net realized and unrealized gain (loss) on investments							$(0.04)	0.26	0.00	*
Total from investment operations							$0.02	0.30	0.00	*
Less distributions from:
Net investment income							$—	0.04	—
Net realized gains on investments							$—	0.04	—
Total distributions							$—	0.08	—
Net asset value, end of period							$10.24	10.22	10.00
Total Return(2)%							0.20	3.02 ***	—	**
Ratios and Supplemental Data:
Net assets, end of period (000’s)							$7,974	12,256	1,825
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%							2.25	2.32	1.68
Gross expenses prior to expense reimbursement(3)%							2.25	2.43	3.02
Net investment income (loss) after expense reimbursement(3)(4)%							0.71	0.43	(0.77)
Portfolio turnover rate							% 30	78	—

(1)                   Commencement of operations.

(2)                   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3)                   Annualized for periods less than one year.

(4)                   The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses), subject to possible reimbursement to ING Investments, LLC within three years.

*                      Amount represents less than $0.01 per share.

**               As of May 31, 2004, the Fund was in its Offering Period. Total return calculation will begin on the commencement date of the Guarantee Period (August 17, 2004). Total return from commencement of offering of shares was 0.00%, 0.00% and 0.00% for Class A, B and C, respectively.

***        Represents performance beginning on the first day of the Guarantee Period (August 17, 2004). Total return for the year ended May 31, 2005 was 3.62%, 3.00% and 3.02% for Class A, B and C, respectively.

See Accompanying Notes to Financial Statements

47

ING PRINCIPAL PROTECTION FUND XI (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A			Class B
	Six Months Ended November 30, 2005	August 16, 2004(1) to May 31, 2005		Six Months Ended November 30, 2005	August 16, 2004(1) to May 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$9.99	10.00		9.96	10.00
Income (loss) from investment operations:
Net investment income	$0.08	0.08		0.04	0.03
Net realized and unrealized (loss) on investments	$(0.03)	(0.04)		(0.04)	(0.04)
Total from investment operations	$0.05	0.04		—	(0.01)
Less distributions from:
Net investment income	$—	0.05		—	0.03
Net asset value, end of period	$10.04	9.99		9.96	9.96
Total Return(2)	$0.50	(0.09)*		— **	(0.36)*
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$8,121	8,999		25,877	28,380
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	1.75	1.75		2.49	2.50
Gross expenses prior to expense reimbursement(3)(4)%	1.92	1.75		2.66	2.50
Net investment income after expense reimbursement(3)(4)%	1.51	1.19		0.77	0.43
Portfolio turnover rate %	15	28		15	28
				Class C
				Six Months Ended November 30, 2005	August 16, 2004(1) to May 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period				$9.96	10.00
Income (loss) from investment operations:
Net investment income				$0.05	0.03
Net realized and unrealized (loss) on investments				$(0.05)	(0.04)
Total from investment operations				$—	(0.01)
Less distributions from:
Net investment income				$—	0.03
Net asset value, end of period				$9.96	9.96
Total Return(2)				$— **	(0.36)*
Ratios and Supplemental Data:
Net assets, end of period (000’s)				$6,409	7,143
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%				2.50	2.50
Gross expenses prior to expense reimbursement(3)(4)%				2.66	2.50
Net investment income after expense reimbursement(3)(4)%				0.77	0.46
Portfolio turnover rate			%	15	28

(1)         Commencement of operations.

(2)         Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3)         Annualized for periods less than one year.

(4)         The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses), subject to possible reimbursement to ING Investments, LLC within three years.

*            Represents performance beginning on the first day of the Guarantee Period (November 18, 2004). Total return from commencement of offering of shares was 0.27%, (0.11)% and (0.08)% for Class A, B and C, respectively.

**     Return is 0.00%.

See Accompanying Notes to Financial Statements

48

ING PRINCIPAL PROTECTION FUND XII (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A			Class B
	Six Months Ended November 30, 2005	November 15, 2004(1) to May 31, 2005		Six Months Ended November 30, 2005	November 15, 2004(1) to May 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$10.01	10.00		9.97	10.00
Income (loss) from investment operations:
Net investment income	$0.11	0.05		0.05	0.02
Net realized and unrealized (loss) on investments	$(0.13)	(0.04)		(0.11)	(0.05)
Total from investment operations	$(0.02)	0.01		(0.06)	(0.03)
Less distributions from:
Net investment income	$—	—		—	—
Net asset value, end of period	$9.99	10.01		9.91	9.97
Total Return(2)	$(0.20)	0.00 *		(0.60)	(0.30)*

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$3,791	4,734		12,172	12,974
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	1.75	1.68		2.50	2.43
Gross expenses prior to expense reimbursement(3)(4)%	1.94	1.68		2.69	2.43
Net investment income after expense reimbursement(3)(4)%	1.64	1.26		0.91	0.49
Portfolio turnover rate %	75	14		75	14

				Class C
				Six Months Ended November 30, 2005	November 15, 2004(1) to May 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period				$9.97	10.00
Income (loss) from investment operations:
Net investment income				$0.05	0.02
Net realized and unrealized (loss) on investments				$(0.10)	(0.05)
Total from investment operations				$(0.05)	(0.03)
Less distributions from:
Net investment income				$—	—
Net asset value, end of period				$9.92	9.97
Total Return(2)%				(0.50)	(0.30)
Ratios and Supplemental Data:
Net assets, end of period (000’s)				$4,972	5,327
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%				2.50	2.43
Gross expenses prior to expense reimbursement(3)(4)%				2.69	2.43
Net investment income after expense reimbursement(3)(4)%				0.91	0.52
Portfolio turnover rate			%	75	14

(1)         Commencement of operations.

(2)         Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3)         Annualized for periods less than one year.

(4)         The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses), subject to possible reimbursement to ING Investments, LLC within three years.

*            Represents performance beginning on the first day of the Guarantee Period (February 16, 2005). Total return from commencement of offering of shares was 0.10%, (0.30)% and (0.30)% for Class A, B and C, respectively.

See Accompanying Notes to Financial Statements

49

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. The ING Principal Protection Funds are part of the ING Equity Trust (“IET”), which is an open-end investment management company registered under the Investment Company Act of 1940 (“the 1940 Act”), as amended.

IET is a Massachusetts business trust organized on June 12, 1998 with twenty-seven separate funds. Twelve of the Funds included in this report are: ING Principal Protection Fund (“Principal Protection” or “PPF”), ING Principal Protection Fund II (“Principal Protection II” or “PPF II”), ING Principal Protection Fund III (“Principal Protection III” or “PPF III”), ING Principal Protection Fund IV (“Principal Protection IV” or “PPF IV”), ING Principal Protection Fund V (“Principal Protection V” or “PPF V”), ING Principal Protection Fund VI (“Principal Protection VI” or “PPF VI”), ING Principal Protection Fund VII (“Principal Protection VII” or “PPF VII”), ING Principal Protection VIII (“Principal Protection VIII” or “PPF VIII”), ING Principal Protection IX (“Principal Protection IX” or “PPF IX”), ING Principal Protection X (“Principal Protection X” or “PPF X”), ING Principal Protection XI (“Principal Protection XI” or “PPF XI”), and ING Principal Protection XII (“Principal Protection XII” or “PPF XII”), (each a “Fund”; collectively the “Funds”).

Each Fund has an Offering Period, a Guarantee Period and an Index Plus LargeCap Period. Shares of each Fund will be offered during the Offering Period but will not be offered during the Guarantee Period, except in connection with reinvestment of dividends. Each Fund will be offered on a continuous basis to existing shareholders during the Index Plus LargeCap Period. During the Guarantee Period, each Fund seeks to participate in favorable equity market conditions while preserving at least the principal amount of the Fund as of the inception of the Guarantee Period. Each Fund guarantees that the amount distributed, if any, to each shareholder at the end of the Guarantee Period will be no less than the value of that shareholder’s investment as of the inception of the Guarantee Period provided that all distributions received from the Fund have been reinvested and no shares have been redeemed. During the Index Plus LargeCap Period, which will commence immediately following the Guarantee Period, the Fund seeks to outperform the total return performance of the S&P 500 Index, while maintaining a risk profile consistent with the Index.

The following table presents the time periods for each Fund’s three phases:

	Offering Period		Guarantee Period	Commencement of Index Plus LargeCap
PPF	07/05/01 — 10/11/01		10/12/01 — 10/11/06	10/12/06
PPF II	11/05/01 — 01/31/02		02/01/02 — 01/31/07	02/01/07
PPF III	03/01/02 — 05/30/02	*	06/06/02 — 06/05/07	06/06/07
PPF IV	07/01/02 — 09/30/02	*	10/08/02 — 10/08/07	10/09/07
PPF V	11/01/02 — 01/15/03	*	01/23/03 — 01/22/08	01/23/08
PPF VI	02/03/03 — 04/15/03	*	04/24/03 — 04/23/08	04/24/08
PPF VII	05/01/03 — 06/24/03	*	06/30/03 — 06/26/08	06/27/08
PPF VIII	10/01/03 — 12/15/03	*	12/23/03 — 12/22/08	12/23/08
PPF IX	02/02/04 — 04/15/04	*	04/22/04 — 04/21/09	04/22/09
PPF X	05/03/04 — 08/09/04	*	08/17/04 — 08/14/09	08/15/09
PPF XI	08/16/04 — 11/11/04	*	11/18/04 — 11/18/09	11/19/09
PPF XII	11/15/04 — 02/09/05	*	02/16/05 — 02/16/10	02/17/10

*            A Quiet Period between the Offering Period and the Guarantee Period where new deposits are not accepted and the assets will remain invested in short term instruments.

Each Fund offers at least three of the following classes of shares: Class A, Class B, Class C and Class Q. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Funds and earn income and realized gains/losses from the Funds pro rata based on the average daily net assets of each class, without distinction between share classes. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees. Class B shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares approximately eight years after purchase.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A.      Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates

50

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Fund’s valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Funds’ Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Fund calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Fund’s Board, in accordance with methods that are specifically authorized by the Board. The valuation procedures techniques applied in any specific instance are likely to may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Funds related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities.

The value of a foreign security traded on an exchange outside the United States is generally based on the price of a foreign security on the principal foreign exchange where it trades as of the time a Fund determines its NAV or if the foreign exchange closes prior to the time the Fund determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange (“NYSE”) is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of securities held by a Fund in foreign securities markets. Further, the value of a Fund’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Fund. In calculating a Fund’s NAV, foreign securities in foreign currency are converted to U.S. dollar equivalents.

If an event occurs after the time at which the market for foreign securities held by the Fund closes but before the time that the Fund’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Fund determines its NAV. In such a case, the Fund will use the fair value of such securities as determined under the Fund’s valuation procedures. Events after the close of trading on a foreign market that could require the Fund to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Fund calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Fund is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Fund to determine that the closing prices for one or more securities do not represent readily available

51

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

reliable market value quotations at the time the Fund determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Fund’s NAV. Investments in securities maturing in 60 days or less from the date of acquisition are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B.        Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.

C.        Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)     Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)     Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. Government securities. These risks include but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. Government securities.

D.       Foreign Currency Transactions and Futures Contracts. The Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. For the year ended May 31, 2005, the Funds did not enter into foreign currency exchange transactions.

Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount

52

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. For the six  months ended November 30, 2005, the Funds did not enter into futures contracts involving foreign currency, interest rates, securities and security indices.

E.         Distributions to Shareholders. The Funds record distributions to their shareholders on ex-dividend date. Each Fund pays dividends and capital gains, if any, annually. The Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies.

F.         Federal Income Taxes. It is the policy of the Funds to comply with the requirements of the subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax or provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

G.        Organization Expenses and Offering Costs. Costs incurred with the organization of the Funds were expensed as incurred. Costs incurred with the offering of shares of the Funds are deferred and amortized over a twelve-month period starting on the first day of the Guarantee Period on a straight-line basis.

H.       Guarantee Fees. Each Fund’s Guarantee is backed by an unconditional, irrevocable guarantee from MBIA Insurance Corporation (“MBIA”), a monoline financial guarantor. Each Fund pays MBIA a guarantee fee of 0.33% of its average daily net assets during the guarantee period.

MBIA Insurance Corporation (“MBIA”), 113 King Street, Armonk, New York 10504 serves as the financial guarantor to the Fund pursuant to a written agreement with ING Investments, ING IM and the Trust. Pursuant to the terms of the Financial Guaranty Agreement, MBIA will issue to the Trust, for the benefit of the shareholders of the Fund, the insurance policy to support the Fund’s Payment Undertaking. The insurance policy is unconditional and irrevocable and will remain in place through the Guarantee Maturity Date for the Fund. MBIA is one of the world’s premier financial guarantee companies and a leading provider of investment management products and services. MBIA and its subsidiaries provide financial guarantees to municipalities and other bond issuers. MBIA also guarantees structured asset-backed and mortgage-backed transactions, selected corporate bonds and obligations of high-quality financial institutions. Further information about MBIA and its parent company MBIA, Inc. can be found on its website at www.mbia.com.

I.            Use of Estimates. Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America for investment companies. Actual results could differ from these estimates.

J.           Repurchase Agreements. Each Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Fund will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Fund. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. If the seller defaults, a Fund might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and it might incur disposition costs in liquidating the collateral.

53

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

K.       Illiquid and Restricted Securities. Each Fund may not invest more than 15% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. Each Fund also may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and generally may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to procedures adopted by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended November 30, 2005, the cost of purchases and proceeds from the sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
PPF	$12,124,273	$12,107,786
PPF II	13,757,899	14,180,300
PPF III	22,688,670	23,513,797
PPF IV	79,525,512	82,136,134
PPF V	67,692,356	59,537,162
PPF VI	58,664,509	52,582,494
PPF VII	30,126,506	27,448,190
PPF VIII	20,706,097	19,093,426
PPF IX	13,075,110	14,206,214
PPF X	14,885,038	13,384,102
PPF XI	6,484,704	5,677,050
PPF XII	4,731,322	4,076,454

U.S. government securities not included above were as follows:

	Purchases	Sales
PPF	$—	$42,971,368
PPF II	43,747,840	94,016,241
PPF III	5,598,097	45,099,375
PPF IV	37,304,086	102,433,167
PPF V	30,919,348	96,125,739
PPF VI	10,438,090	68,601,824
PPF VII	6,489,856	37,633,629
PPF VIII	15,672,540	37,771,462
PPF IX	17,030,965	27,934,361
PPF X	4,262,839	15,927,393
PPX XI	—	5,217,459
PPF XII	11,886,825	14,595,965

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Funds entered into an Investment Management Agreement with ING Investments, LLC (“ING Investments” or “Investment Manager”). The Investment Management Agreement compensates the Investment Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Fund. The fee for each Fund is 0.25% during its Offering Period and 0.60% during its Index Plus LargeCap Period. For PPF — PPF VII, the fee during the Guarantee Period is 0.80%. During the Guarantee Period for PPF VIII — PPF XII, the maximum fee is 0.80% on the Equity Component and 0.55% on both the Fixed Component and Exchange Traded Fund (“ETF”) Strategy Component of the average daily net assets.

ING Investment Management Co. (“ING IM” or “Sub-Adviser”) a registered investment advisor, serves as Sub-Adviser to the Funds.

ING Funds Services, LLC (the “Administrator”), serves as administrator to each Fund. The Funds compensate the Administrator with a fee calculated at an annual rate of 0.10% of each Fund’s average daily net assets.

The Investment Manager, ING IM, the Administrator and the Distributor are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is one of the largest financial services organizations in the world, and offers an array of banking, insurance and asset management services to both individuals and investors.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Each share class of the Funds has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby ING Funds Distributor, LLC (the “Distributor”) is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to compensate or reimburse expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, each class of shares of the Fund pays the Distributor a combined

54

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

Distribution and/or Service Fee based on average daily net assets at the following rates:

	Class A	Class B	Class C	Class Q
PPF	0.25%	1.00%	1.00%	0.25%
PPF II	0.25%	1.00%	1.00%	0.25%
PPF III	0.25%	1.00%	1.00%	0.25%
PPF IV	0.25%	1.00%	1.00%	0.25%
PPF V	0.25%	1.00%	1.00%	N/A
PPF VI	0.25%	1.00%	1.00%	0.25%
PPF VII	0.25%	1.00%	1.00%	N/A
PPF VIII	0.25%	1.00%	1.00%	N/A
PPF IX	0.25%	1.00%	1.00%	N/A
PPF X	0.25%	1.00%	1.00%	N/A
PPF XI	0.25%	1.00%	1.00%	N/A
PPF XII	0.25%	1.00%	1.00%	N/A

For the six months ended November 30, 2005, the Distributor retained the following amounts in sales charges:

	Class A	Class B	Class C	Class Q	Total
	Shares	Shares	Shares	Shares	Shares
Initial Sales Charges	—	$—	$—	—	$—
CDSC	$5,000	$6,851,577	—	—	6,852,077

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At November 30, 2005, the Funds had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Recoupment	Total
PPF	$123,378	$15,422	$145,136	$—	$283,936
PPF II	182,778	22,847	215,797	—	421,422
PPF III	141,893	17,736	167,399	—	327,028
PPF IV	287,143	35,892	342,476	—	665,511
PPF V	233,992	29,248	276,951	—	540,191
PPF VI	213,043	26,630	253,259	—	492,932
PPF VII	110,649	13,831	131,153	13,020	268,653
PPF VIII	55,619	8,784	78,986	—	143,389
PPF IX	38,730	6,016	55,322	—	100,068
PPF X	32,010	4,919	41,557	—	78,486
PPF XI	21,226	3,329	28,268	—	52,823
PPF XII	10,997	1,740	15,072	—	27,809

The Funds have adopted a Retirement Policy covering all independent trustees of the Fund who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement.

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES

At November 30, 2005, the Funds had the following payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities.

Payable for MBIA Fees
PPF IV4	$118,446
PPF IX	19,853
PPF XII	5,743

Payable for Postage Fees
PPF IX	$21,393

Payable for Organization and Offering Fees
PPF IX	$86,692
PPF XI	92,101

NOTE 8 — EXPENSE LIMITATIONS

ING Investments entered into a written Expense Limitation Agreement with each of the Funds whereby, the Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

	Class A	Class B	Class C	Class Q
PPF	1.75%	2.50%	2.50%	1.75%
PPF II	1.75%	2.50%	2.50%	1.75%
PPF III	1.75%	2.50%	2.50%	1.75%
PPF IV	1.75%	2.50%	2.50%	1.75%
PPF V	1.75%	2.50%	2.50%	N/A
PPF VI	1.75%	2.50%	2.50%	1.75%
PPF VII(1)	1.75%	2.50%	2.50%	N/A
PPF VIII	1.75%	2.50%	2.50%	N/A
PPF IX	1.75%	2.50%	2.50%	N/A
PPF X	1.75%	2.50%	2.50%	N/A
PPF XI	1.75%	2.50%	2.50%	N/A
PPF XII	1.75%	2.50%	2.50%	N/A

(1)     The Expense Limitation Agreement for PPF VII was modified May 1, 2004 into a tier structure based on the percentage of assets in the Equity Component. Under this tier structure, the Investment Manager will limit expenses to a maximum of 1.75%, 2.50% and 2.50% for Classes A, B and C, respectively, excluding expenses such as interest, taxes, brokerage and extraordinary expenses. The actual expense limitation rates from May 31, 2004 to May 31, 2005 were 1.46%, 2.21% and 2.21% for Classes A, B and C, respectively.

The Investment Manager may at a later date recoup from a Fund for management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such reimbursement, that Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Manager of such waived and reimbursed

55

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 8 — EXPENSE LIMITATIONS (continued)

fees are reflected on the accompanying Statement of Operations for each Fund. Outstanding reimbursement balances due to the Funds, if any, under their respective expense limitation agreements are reflected in Reimbursement Due from Manager on the accompanying Statements of Assets and Liabilities.

As of November 30, 2005, the cumulative amounts of reimbursed fees that are subject to possible recoupment by the Investment Manager, and the related expiration dates are as follows:

	November 30,
	2006	2007	2008	Total
PPF VII	$—	$254,743	$22,717	$277,460
PPF XI	—	—	36,089	36,089
PPF XII	—	—	21,171	21,171

The Expense Limitation Agreements are contractual and shall renew automatically for one-year terms unless ING Investments provides written termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 9 — LINE OF CREDIT

The Funds, in addition to certain other funds managed by the Investment Manager, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Funds; and (3) enable the Funds to meet other emergency expenses as defined in the Credit Agreement. The Funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. At November 30, 2005, the Funds did not have any loans outstanding under the line of credit.

56

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES

Transaction in capital shares and dollars were as follows:

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005
Principal Protection Fund (Number of Shares)
Dividends reinvested	—	49,672	—	269,163	—	31,671
Shares redeemed	(420,460)	(1,000,157)	(2,729,199)	(6,112,531)	(629,613)	(1,933,388)
Net decrease in shares outstanding	(420,460)	(950,485)	(2,729,199)	(5,843,368)	(629,613)	(1,901,717)

Principal Protection Fund ($)
Dividends reinvested	$—	$488,774	$—	$2,651,252	$—	$312,912
Shares redeemed	(4,161,377)	(9,909,933)	(26,857,625)	(60,359,675)	(6,213,925)	(19,145,537)
Net decrease	$(4,161,377)	$(9,421,159)	$(26,857,625)	$(57,708,423)	$(6,213,925)	$(18,832,625)

	Class Q Shares
	Six Months Ended November 30, 2005	Year Ended May 31, 2005
Principal Protection Fund (Number of Shares)
Dividends reinvested	—	1,262
Shares redeemed	(24,072)	(34,585)
Net decrease in shares outstanding	(24,072)	(33,323)

Principal Protection Fund ($)
Dividends reinvested	$—	$12,458
Shares redeemed	(238,851)	(342,577)
Net decrease	$(238,851)	$(330,119)

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005
Principal Protection Fund II (Number of Shares)
Dividends reinvested	—	70,515	—	435,166	—	71,657
Shares redeemed	(528,219)	(1,310,014)	(3,206,862)	(8,203,117)	(1,110,713)	(2,638,052)
Net decrease in shares outstanding	(528,219)	(1,239,499)	(3,206,862)	(7,767,951)	(1,110,713)	(2,566,395)

Principal Protection Fund II ($)
Dividends reinvested	$—	$680,471	$—	$4,203,704	$—	$693,642
Shares redeemed	(5,111,419)	(12,722,737)	(30,892,760)	(79,519,196)	(10,727,340)	(25,644,570)
Net decrease	$(5,111,419)	$(12,042,266)	$(30,892,760)	$(75,315,492)	$(10,727,340)	$(24,950,928)

	Class Q Shares
	Six Months Ended November 30, 2005	Year Ended May 31, 2005
Principal Protection Fund II (Number of Shares)
Dividends reinvested	—	85
Shares redeemed	—	(4,302)
Net decrease in shares outstanding	—	(4,217)

Principal Protection Fund II ($)
Dividends reinvested	$—	$820
Shares redeemed	—	(41,820)
Net decrease	$—	$(41,000)

57

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005
Principal Protection Fund III (Number of Shares)
Dividends reinvested	—	54,990	—	350,146	—	43,327
Shares redeemed	(329,576)	(1,060,970)	(2,777,469)	(6,013,022)	(638,394)	(1,683,094)
Net decrease in shares outstanding	(329,576)	(1,005,980)	(2,777,469)	(5,662,876)	(638,394)	(1,639,767)

Principal Protection Fund III ($)
Dividends reinvested	$—	$538,903	$—	$3,434,939	$—	$426,334
Shares redeemed	(3,242,307)	(10,475,624)	(27,200,718)	(59,109,994)	(6,268,880)	(16,572,347)
Net decrease	$(3,242,307)	$(9,936,721)	$(27,200,718)	$(55,675,055)	$(6,268,880)	$(16,146,013)

	Class Q Shares
	Six Months Ended November 30, 2005	Year Ended May 31, 2005
Principal Protection Fund III (Number of Shares)
Dividends reinvested	—	1,523
Shares redeemed	(3,521)	(53,409)
Net decrease in shares outstanding	(3,521)	(51,886)

Principal Protection Fund III ($)
Dividends reinvested	$—	$14,906
Shares redeemed	(34,511)	(519,504)
Net decrease	$(34,511)	$(504,598)

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005
Principal Protection Fund IV (Number of Shares)
Dividends reinvested	—	65,953	—	405,769	—	52,853
Shares redeemed	(503,710)	(2,144,408)	(4,189,451)	(9,702,747)	(1,164,090)	(3,447,129)
Net decrease in shares outstanding	(503,710)	(2,078,455)	(4,189,451)	(9,296,978)	(1,164,090)	(3,394,276)

Principal Protection Fund IV ($)
Dividends reinvested	$—	$690,680	$—	$4,256,495	$—	$555,665
Shares redeemed	(5,309,505)	(22,377,887)	(43,923,374)	(100,984,027)	(12,219,556)	(35,924,689)
Net decrease	$(5,309,505)	$(21,687,207)	$(43,923,374)	$(96,727,532)	$(12,219,556)	$(35,369,024)

	Class Q Shares
	Six Months Ended November 30, 2005	Year Ended May 31, 2005
Principal Protection Fund IV (Number of Shares)
Dividends reinvested	—	1,837
Shares redeemed	(52,644)	(1,689)
Net increase (decrease) in shares outstanding	(52,644)	148

Principal Protection Fund IV ($)
Dividends reinvested	$—	$19,252
Shares redeemed	(547,034)	(17,619)
Net increase (decrease)	$(547,034)	$1,633

58

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005
Principal Protection Fund V (Number of Shares)
Dividends reinvested	—	160,676	—	1,385,511	—	146,149
Shares redeemed	(571,082)	(1,352,541)	(3,969,488)	(7,651,443)	(818,527)	(2,440,496)
Net decrease in shares outstanding	(571,082)	(1,191,865)	(3,969,488)	(6,265,932)	(818,527)	(2,294,347)

Principal Protection Fund V ($)
Dividends reinvested	$—	$1,585,875	$—	$13,702,688	$—	$1,448,330
Shares redeemed	(5,678,257)	(13,585,353)	(39,337,881)	(76,322,734)	(8,124,218)	(24,461,505)
Net decrease	$(5,678,257)	$(11,999,478)	$(39,337,881)	$(62,620,046)	$(8,124,218)	$(23,013,175)

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005
Principal Protection Fund VI (Number of Shares)
Dividends reinvested	—	151,526	—	1,197,734	—	141,268
Shares redeemed	(449,431)	(1,928,816)	(3,608,242)	(7,319,539)	(937,772)	(2,649,068)
Net decrease in shares outstanding	(449,431)	(1,777,290)	(3,608,242)	(6,121,805)	(937,772)	(2,507,800)

Principal Protection Fund VI ($)
Dividends reinvested	$—	$1,494,329	$—	$11,822,333	$—	$1,398,741
Shares redeemed	(4,445,779)	(19,194,608)	(35,561,588)	(72,780,675)	(9,257,157)	(26,446,891)
Net decrease	$(4,445,779)	$(17,700,279)	$(35,561,588)	$(60,958,342)	$(9,257,157)	$(25,048,150)

	Class Q Shares
	Six Months Ended November 30, 2005	Year Ended May 31, 2005
Principal Protection Fund VI (Number of Shares)
Dividends reinvested	—	1,379
Shares redeemed	(20,849)	(10,409)
Net decrease in shares outstanding	(20,849)	(9,030)

Principal Protection Fund VI ($)
Dividends reinvested	$—	$13,597
Shares redeemed	(206,662)	(102,883)
Net decrease	$(206,662)	$(89,286)

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005
Principal Protection Fund VII (Number of Shares)
Dividends reinvested	—	47,945	—	353,912	—	49,842
Shares redeemed	(2,412,089)	(839,962)	(20,137,284)	(3,026,787)	(4,829,801)	(2,097,602)
Net decrease in shares outstanding	(2,412,089)	(792,017)	(20,137,284)	(2,672,875)	(4,829,801)	(2,047,760)

Principal Protection Fund VII ($)
Dividends reinvested	$—	$472,258	$—	$3,517,887	$—	$494,931
Shares redeemed	(244,496)	(8,309,059)	(2,034,699)	(30,061,540)	(487,654)	(20,811,779)
Net decrease	$(244,496)	$(7,836,801)	$(2,034,699)	$(26,543,653)	$(487,654)	$(20,316,848)

59

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005
Principal Protection Fund VIII (Number of Shares)
Dividends reinvested	—	46,591	—	175,939	—	37,081
Shares redeemed	(214,782)	(645,304)	(1,052,399)	(2,017,209)	(623,209)	(1,393,490)
Net decrease in shares outstanding	(214,782)	(598,713)	(1,052,399)	(1,841,270)	(623,209)	(1,356,409)

Principal Protection Fund VIII ($)
Dividends reinvested	$—	$464,168	$—	$1,756,352	$—	$370,143
Shares redeemed	(2,140,009)	(6,439,999)	(10,456,418)	(20,067,691)	(6,191,722)	(13,844,229)
Net decrease	$(2,140,009)	$(5,975,831)	$(10,456,418)	$(18,311,339)	$(6,191,722)	$(13,474,086)

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005
Principal Protection Fund IX (Number of Shares)
Dividends reinvested	—	21,330	—	62,989	—	14,085
Shares redeemed	(223,937)	(1,049,072)	(460,831)	(1,008,875)	(400,822)	(711,616)
Net decrease in shares outstanding	(223,937)	(1,027,742)	(460,831)	(945,886)	(400,822)	(697,531)

Principal Protection Fund IX ($)
Dividends reinvested	$—	$214,844	$—	$635,651	$—	$142,147
Shares redeemed	(2,263,539)	(10,489,965)	(4,626,584)	(10,136,434)	(4,038,409)	(7,130,350)
Net decrease	$(2,263,539)	$(10,275,121)	$(4,626,584)	$(9,500,783)	$(4,038,409)	$(6,988,203)

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005
Principal Protection Fund X (Number of Shares)
Shares sold	—	1,089,064	—	3,209,332	—	1,183,460
Dividends reinvested	—	15,677	—	29,515	—	6,030
Shares redeemed	(207,170)	(223,582)	(294,060)	(354,119)	(420,795)	(172,721)
Net increase (decrease) in shares outstanding	(207,170)	881,159	(294,060)	2,884,728	(420,795)	1,016,769

Principal Protection Fund X ($)
Shares sold	$—	$10,890,721	$—	$32,093,488	$—	$11,835,565
Dividends reinvested	—	160,642	—	302,400	—	61,782
Shares redeemed	(2,130,604)	(2,270,449)	(2,997,063)	(3,595,632)	(4,299,739)	(1,756,875)
Net increase (decrease)	$(2,130,604)	$8,780,914	$(2,997,063)	$28,800,256	$(4,299,739)	$10,140,472

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2005	August 16, 2004(1) to May 31, 2005	Six Months Ended November 30, 2005	August 16, 2004(1) to May 31, 2005	Six Months Ended November 30, 2005	August 16, 2004(1) to May 31, 2005
Principal Protection Fund XI (Number of Shares)
Shares sold	—	1,022,678	—	2,997,833	—	761,433
Dividends reinvested	—	4,091	—	7,788	—	1,421
Shares redeemed	(91,216)	(126,366)	(252,456)	(153,095)	(73,980)	(45,574)
Net increase (decrease) in shares outstanding	(91,216)	900,403	(252,456)	2,852,526	(73,980)	717,280

Principal Protection Fund XI ($)
Shares sold	$—	$10,229,626	$—	$29,948,309	$—	$7,614,372
Dividends reinvested	—	40,819	—	77,685	—	14,416
Shares redeemed	(911,213)	(1,255,657)	(2,508,052)	(1,511,554)	(730,379)	(451,955)
Net increase (decrease)	$(911,213)	$9,014,788	$(2,508,052)	$28,514,440	$(730,379)	$7,176,833

(1) Commencement of operations.

60

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2005	November 15, 2004(1) to May 31, 2005	Six Months Ended November 30, 2005	November 15, 2004(1) to May 31, 2005	Six Months Ended November 30, 2005	November 15, 2004(1) to May 31, 2005
Principal Protection Fund XII (Number of Shares)
Shares sold	—	480,221	—	1,334,833	—	538,587
Shares redeemed	(93,403)	(7,137)	(73,306)	(33,835)	(32,694)	(4,471)
Net increase (decrease) in shares outstanding	(93,403)	473,084	(73,306)	1,300,998	(32,694)	534,116

Principal Protection Fund XII ($)
Shares sold	$—	$4,805,254	$—	$13,348,759	$—	$5,386,025
Shares redeemed	(934,398)	(70,533)	(727,191)	(333,976)	(324,999)	(44,292)
Net increase (decrease)	$(934,398)	$4,734,721	$(727,191)	$13,014,783	$(324,999)	$5,341,733

(1) Commencement of operations.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended November 30, 2005	Year Ended May 31, 2005
		Ordinary Income	Long-term Capital Gain
Principal Protection	—	$4,411,220	$—
Principal Protection II	—	7,426,586	—
Principal Protection III	—	5,578,418	—
Principal Protection IV	—	3,359,852	3,475,928
Principal Protection V	—	13,235,904	5,727,449
Principal Protection VI	—	15,460,358	1,749,187
Principal Protection VII	—	4,039,978	1,221,176
Principal Protection VIII	—	3,293,056	1,004
Principal Protection IX	—	1,238,640	—
Principal Protection X	—	630,037	—
Principal Protection XI	—	158,606	—
Principal Protection XII	—	—	—

61

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of May 31, 2005 were:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ Depreciation	Post October Losses Deferred	Capital Loss Carryforwards	Expiration Dates
Principal Protection	$1,177,903	$—	$7,169,748	$—	$(12,349,941)	2011
Principal Protection II	2,736,514	—	9,476,222	—	(30,338,721)	2011
Principal Protection III	1,961,120	—	10,369,600	—	(18,345,061)	2011
Principal Protection IV	816,524	1,175,329	35,195,684	—	—	—
Principal Protection V	3,152,483	—	(1,948,481)	(1,174,802)	—	—
Principal Protection VI	793,036	—	(1,872,820)	(1,943,845)	—	—
Principal Protection VII	957,249	334,826	(3,152,244)	—	—	—
Principal Protection VIII	573,299	—	(682,178)	(567,643)	—	—
Principal Protection IX	826,764	152	(46,122)	(47,761)	—	—
Principal Protection X	1,115,744	1,150	646,922	—	—	—
Principal Protection XI	197,190	441	(244,686)	—	—	—
Principal Protection XII	104,714	—	(53,688)	—	(61,895)	2013

NOTE 12 — LITIGATION

Lawsuits were filed by certain shareholders on behalf of Principal Protection, Principal Protection II, and Principal Protection IV (the “Funds”) against ING Investments, LLC, the Funds’ Investment Manager, ING IM, the Funds’ Sub-Adviser, ING Funds Distributors, LLC, the Funds’ Distributor and certain of the independent trustees of the Funds (collectively, the “Defendants”) that allege, among other things, that the Funds’ advisory fees, sub-advisory fees and certain 12b-1 fees are excessive. The claims regarding 12b-1 fees have been dismissed. The Funds are named as nominal defendants in each of these suits. The suits seek recovery by the Funds from the Defendants of any fees found to be excessive. A settlement in principle has been reached. Final settlement of the claims is contingent on court approval.

NOTE 13 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

ING Investments has reported to the Boards of Directors/Trustees (the “Boards”) of the ING Funds that, like many U.S. financial services companies, ING Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, ING Investments reported that management of U.S. affiliates of ING Groep N.V., including ING Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Board.

ING Investments has advised the Board that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. ING Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, ING Investments has advised the Board that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

In September 2005, ING Funds Distributor, LLC (“IFD”), the distributor of certain ING Funds, settled an

62

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 13 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

administrative proceeding with the NASD regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading. Under the terms of the Letter of Acceptance, Waiver and Consent (“AWC”) with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and (iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

In addition to the arrangements discussed above, ING Investments reported to the Board that, at this time, these instances include the following, in addition to the arrangements subject to the AWC discussed above:

•    Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•    ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•    In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K and Form 8-K/A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the “SEC”) on October 29, 2004 and September 8, 2004. These Forms 8-K and Forms 8-K/A can be accessed through the SEC’s Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds.

ING Investments reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ING Investments advised the Board that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•    ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. ING Investments reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•    ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•    The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

63

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

•    ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•    ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

As has been widely reported in the media, the New York Attorney General’s office (“NYAG”) is conducting broad investigations regarding insurance quoting and brokerage practices. ING U.S. has been subpoenaed in this regard, and is cooperating fully with these NYAG requests for information.

ING U.S. believes that its practices are consistent with our business principles and our commitment to our customers.

At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

64

PORTFOLIO OF INVESTMENTS
ING PRINCIPAL PROTECTION FUND II	AS OF NOVEMBER 30, 2005 (UNAUDITED)

Shares			Value
COMMON STOCK: 18.4%
		Advertising: 0.0%
1,300	@	Interpublic Group of Cos., Inc.	$12,116
600		Omnicom Group, Inc.	50,736
			62,852
		Aerospace/Defense: 0.4%
2,420		Boeing Co.	165,020
750		General Dynamics Corp.	85,725
380		Goodrich Corp.	14,638
350		L-3 Communications Holdings, Inc.	26,075
1,900		Lockheed Martin Corp.	115,140
1,035		Northrop Grumman Corp.	59,378
1,833		Raytheon Co.	70,424
860		Rockwell Collins, Inc.	39,302
3,100		United Technologies Corp.	166,903
			742,605
		Agriculture: 0.4%
8,240		Altria Group, Inc.	599,789
3,390		Archer-Daniels-Midland Co.	79,902
350		Reynolds American, Inc.	31,157
450		UST, Inc.	17,361
			728,209
		Airlines: 0.0%
2,000		Southwest Airlines Co.	33,000
			33,000
		Apparel: 0.1%
2,040	@	Coach, Inc.	70,237
350		Jones Apparel Group, Inc.	10,066
440		Liz Claiborne, Inc.	15,347
810		Nike, Inc.	69,093
260		Reebok Intl., Ltd.	14,971
520		VF Corp.	29,458
			209,172
		Auto Manufacturers: 0.0%
5,930		Ford Motor Co.	48,211
300	@	Navistar Intl. Corp.	8,511
250		PACCAR, Inc.	17,965
			74,687
		Auto Parts and Equipment: 0.0%
930	@	Goodyear Tire & Rubber Co.	15,931
630		Johnson Controls, Inc.	43,753
			59,684
		Banks: 1.2%
1,290		AmSouth Bancorporation	34,301
16,018		Bank of America Corp.	735,065
1,622		BB&T Corp.	69,016
500		Comerica, Inc.	28,835
350		Compass Bancshares, Inc.	16,961
180		First Horizon National Corp.	7,006
680		Huntington Bancshares, Inc.	16,293
1,180		KeyCorp	39,129
250		M & T Bank Corp.	27,055
750		Marshall & Ilsley Corp.	32,235
1,250		Mellon Financial Corp.	42,050
1,630		National City Corp.	55,273
550		Northern Trust Corp.	$28,980
790		PNC Financial Services
		Group, Inc.	50,378
1,400		Regions Financial Corp.	47,166
940		State Street Corp.	54,229
1,120		SunTrust Banks, Inc.	81,469
985		Synovus Financial Corp.	27,728
2,400		The Bank of New York Co., Inc.	77,760
5,680		U.S. Bancorp	171,990
4,589		Wachovia Corp.	245,053
4,950		Wells Fargo & Co.	311,107
340		Zions Bancorporation	25,714
			2,224,793
		Beverages: 0.6%
2,290		Anheuser-Busch Cos., Inc.	100,165
380		Brown-Forman Corp.	26,167
10,270		Coca-Cola Co.	438,426
1,000		Coca-Cola Enterprises, Inc.	19,220
500	@	Constellation Brands, Inc.	11,810
570		Pepsi Bottling Group, Inc.	16,815
8,480		PepsiCo, Inc.	502,016
			1,114,619
		Biotechnology: 0.2%
3,762	@	Amgen, Inc.	304,459
1,000	@	Biogen Idec, Inc.	42,810
300	@	Chiron Corp.	13,290
800	@	Genzyme Corp.	59,472
100	@	MedImmune, Inc.	3,591
200	@	Millipore Corp.	12,772
			436,394
		Building Materials: 0.1%
560		American Standard Cos., Inc.	21,325
1,250		Masco Corp.	37,212
450		Vulcan Materials Co.	30,015
			88,552
		Chemicals: 0.3%
750		Air Products & Chemicals, Inc.	44,378
200		Ashland, Inc.	11,150
3,150		Dow Chemical Co.	142,537
700		E.I. du Pont de Nemours & Co.	29,925
300		Eastman Chemical Co.	16,599
700		Ecolab, Inc.	23,289
150		Engelhard Corp.	4,425
340		International Flavors & Fragrances, Inc.	11,064
850		Monsanto Co.	62,280
830		PPG Industries, Inc.	50,406
1,120		Praxair, Inc.	58,240
690		Rohm & Haas Co.	30,222
400		Sherwin-Williams Co.	17,536
300		Sigma-Aldrich Corp.	19,812
			521,863
		Commercial Services: 0.2%
4,200		Cendant Corp.	74,634
690		Equifax, Inc.	26,427
1,260		H&R Block, Inc.	30,794
1,580		McKesson Corp.	79,474
200		Moody’s Corp.	12,030
1,050		Paychex, Inc.	44,531

See Accompanying Notes to Financial Statements

65

PORTFOLIO OF INVESTMENTS
ING PRINCIPAL PROTECTION FUND II	AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Commercial Services (continued)
800		R.R. Donnelley & Sons Co.	$27,360
830		Robert Half Intl., Inc.	31,756
			327,006
		Computers: 0.9%
300	@	Affiliated Computer Services, Inc.	16,734
4,180	@	Apple Computer, Inc.	283,488
550	@	Computer Sciences Corp.	27,627
12,240	@	Dell, Inc.	369,158
1,600		Electronic Data Systems Corp.	36,880
9,800	@	EMC Corp.	136,514
8,567		Hewlett-Packard Co.	254,183
4,770		International Business Machines Corp.	424,052
320	@	Lexmark Intl., Inc.	15,238
600	@	NCR Corp.	20,370
980	@	Network Appliance, Inc.	28,538
10,250	@	Sun Microsystems, Inc.	38,643
1,200	@	Unisys Corp.	7,380
			1,658,805
		Cosmetics/Personal Care: 0.4%
5		Alberto-Culver Co.	217
2,100		Colgate-Palmolive Co.	114,492
10,111		Procter & Gamble Co.	578,248
			692,957
		Distribution/Wholesale: 0.0%
736		Genuine Parts Co.	32,612
300		W.W. Grainger, Inc.	21,069
			53,681
		Diversified Financial Services: 1.4%
3,830		American Express Co.	196,939
766	W	Ameriprise Financial, Inc.	32,210
300		Bear Stearns Cos., Inc.	33,297
890		Capital One Financial Corp.	73,923
3,100		Charles Schwab Corp.	47,275
1,000		CIT Group, Inc.	49,500
15,250		Citigroup, Inc.	740,387
1,740		Countrywide Financial Corp.	60,569
1,000	@	E*TRADE Financial Corp.	19,520
3,010		Fannie Mae	144,631
250		Federated Investors, Inc.	9,135
550		Franklin Resources, Inc.	51,084
1,800		Goldman Sachs Group, Inc.	232,128
2,200		J.P. Morgan Chase & Co.	84,150
1,090		Lehman Brothers Holdings, Inc.	137,340
3,900		MBNA Corp.	104,403
2,810		Merrill Lynch & Co., Inc.	186,640
4,290		Morgan Stanley	240,369
1,210		SLM Corp.	63,586
350		T. Rowe Price Group, Inc.	25,183
			2,532,269
		Electric: 0.6%
2,000	@	AES Corp.	31,540
500	@	Allegheny Energy, Inc.	13,915
650		Ameren Corp.	34,099
1,180		American Electric Power Co., Inc.	43,117
1,000		CenterPoint Energy, Inc.	13,220
1,150	@	CMS Energy Corp.	16,077
850		Consolidated Edison, Inc.	$38,709
550		Constellation Energy Group, Inc.	29,145
1,050		Dominion Resources, Inc.	79,748
500		DTE Energy Co.	21,820
2,800		Duke Energy Corp.	75,208
1,290		Edison Intl.	58,205
150		Entergy Corp.	10,500
1,990		Exelon Corp.	103,559
1,150		FirstEnergy Corp.	54,004
1,200		FPL Group, Inc.	50,868
1,130		PG&E Corp.	41,561
300		Pinnacle West Capital Corp.	12,447
1,260		PPL Corp.	37,044
650		Public Service Enterprise
		Group, Inc.	40,768
2,240		Southern Co.	77,750
750		TECO Energy, Inc.	13,118
1,290		TXU Corp.	132,392
1,200		Xcel Energy, Inc.	22,212
			1,051,026
		Electrical Components and Equipment: 0.1%
500		American Power
		Conversion Corp.	11,205
1,260		Emerson Electric Co.	95,269
			106,474
		Electronics: 0.1%
1,550	@	Agilent Technologies, Inc.	55,272
730		Applera Corp. - Applied Biosystems Group	20,133
580	@	Jabil Circuit, Inc.	19,210
650		PerkinElmer, Inc.	14,827
1,450	@	Sanmina-SCI Corp.	6,003
5,340	@	Solectron Corp.	19,171
450	@	Thermo Electron Corp.	13,883
450	@	Waters Corp.	17,654
			166,153
		Engineering and Construction: 0.0%
100		Fluor Corp.	7,410
			7,410
		Entertainment: 0.0%
1,050		International Game Technology	30,818
			30,818
		Environmental Control: 0.0%
1,590		Waste Management, Inc.	47,557
			47,557
		Food: 0.2%
500		Campbell Soup Co.	15,105
1,550		ConAgra Foods, Inc.	33,325
1,100		General Mills, Inc.	52,284
1,170		H.J. Heinz Co.	40,622
600		Hershey Foods Corp.	32,532
760		Kellogg Co.	33,493
2,000	@	Kroger Co.	38,920
500		McCormick & Co., Inc.	15,610
1,600		Safeway, Inc.	37,200
390		Sara Lee Corp.	7,043
730		SUPERVALU, Inc.	23,886

See Accompanying Notes to Financial Statements

66

PORTFOLIO OF INVESTMENTS
ING PRINCIPAL PROTECTION FUND II	AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Food (continued)
800		Tyson Foods, Inc.	$13,464
600		Wm. Wrigley Jr. Co.	41,154
			384,638
		Forest Products and Paper: 0.1%
800		Georgia-Pacific Corp.	37,832
550		Louisiana-Pacific Corp.	14,834
550		MeadWestvaco Corp.	15,395
100		Plum Creek Timber Co., Inc.	3,896
400		Temple-Inland, Inc.	16,748
800		Weyerhaeuser Co.	53,047
			141,752
		Gas: 0.0%
850		NiSource, Inc.	18,301
790		Sempra Energy	34,721
			53,022
		Hand/Machine Tools: 0.0%
210		Black & Decker Corp.	18,440
140		Snap-On, Inc.	5,232
410		Stanley Works	19,680
			43,352
		Healthcare-Products: 0.6%
200		Bausch & Lomb, Inc.	16,252
1,900		Baxter Intl., Inc.	73,891
780		Becton Dickinson & Co.	45,419
1,720	@	Boston Scientific Corp.	45,546
340		C.R. Bard, Inc.	22,056
960		Guidant Corp.	59,213
8,750		Johnson & Johnson	540,312
3,650		Medtronic, Inc.	202,831
1,220	@	St. Jude Medical, Inc.	58,279
200		Stryker Corp.	8,660
			1,072,459
		Healthcare-Services: 0.5%
1,570	W	Aetna, Inc.	145,209
585	@	Coventry Health Care, Inc.	34,848
850	@	Humana, Inc.	38,956
450	@	Laboratory Corp. of America Holdings	23,351
100		Quest Diagnostics, Inc.	5,009
6,440		UnitedHealth Group, Inc.	385,498
3,160	@	WellPoint, Inc.	242,783
			875,654
		Home Builders: 0.0%
400		Lennar Corp.	23,072
			23,072
		Home Furnishings: 0.0%
100		Whirlpool Corp.	8,185
			8,185
		Household Products/Wares: 0.1%
470		Clorox Co.	25,512
430		Fortune Brands, Inc.	33,523
1,470		Kimberly-Clark Corp.	86,700
			145,735
		Housewares: 0.0%
950		Newell Rubbermaid, Inc.	$21,917
			21,917
		Insurance: 1.0%
850	@@	ACE Ltd.	47,175
1,420		AFLAC, Inc.	68,160
1,950		Allstate Corp.	109,395
370		AMBAC Financial Group, Inc.	28,375
7,700		American Intl. Group, Inc.	516,977
1,100		Aon Corp.	40,051
840		Chubb Corp.	81,346
390		CIGNA Corp.	43,883
439		Cincinnati Financial Corp.	19,549
900		Hartford Financial Services Group, Inc.	78,633
160		Jefferson-Pilot Corp.	8,888
900		Lincoln National Corp.	46,782
550		Loews Corp.	53,119
370		MBIA, Inc.	22,859
3,110		MetLife, Inc.	159,977
250		MGIC Investment Corp.	16,275
1,120		Principal Financial Group	56,750
550		Progressive Corp.	67,645
2,010		Prudential Financial, Inc.	155,574
330		Safeco Corp.	18,563
1,990		St. Paul Travelers Cos., Inc.	92,595
280		Torchmark Corp.	15,154
1,100		UnumProvident Corp.	24,200
450	@@	XL Capital Ltd.	29,871
			1,801,796
		Internet: 0.2%
3,350	@	eBay, Inc.	150,113
350	@	Monster Worldwide, Inc.	13,615
4,711	@	Symantec Corp.	83,243
750	@	Yahoo!, Inc.	30,173
			277,144
		Iron/Steel: 0.0%
750		Nucor Corp.	50,310
600		United States Steel Corp.	28,560
			78,870
		Leisure Time: 0.1%
340		Brunswick Corp.	13,359
1,300		Carnival Corp.	70,837
800		Harley-Davidson, Inc.	43,088
500		Sabre Holdings Corp.	11,435
			138,719
		Lodging: 0.1%
80		Harrah’s Entertainment, Inc.	5,447
1,230		Hilton Hotels Corp.	26,962
600		Marriott Intl., Inc.	38,766
650		Starwood Hotels & Resorts Worldwide, Inc.	39,325
			110,500
		Machinery-Diversified: 0.0%
680		Deere & Co.	47,158
510		Rockwell Automation, Inc.	28,779
			75,937

See Accompanying Notes to Financial Statements

67

PORTFOLIO OF INVESTMENTS
ING PRINCIPAL PROTECTION FUND II	AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Media: 0.5%
1,600		Clear Channel Communications, Inc.	$52,096
6,600	@	Comcast Corp.	174,240
160		Gannett Co., Inc.	9,859
1,840		McGraw-Hill Cos., Inc.	97,612
220		Meredith Corp.	11,220
400		New York Times Co.	11,000
7,900		News Corp.	116,999
14,100		Time Warner, Inc.	253,518
770		Tribune Co.	24,617
4,810		Viacom, Inc.	160,654
1,170		Walt Disney Co.	29,168
			940,983
		Mining: 0.1%
700		Freeport-McMoRan Copper & Gold, Inc.	36,477
320		Phelps Dodge Corp.	43,414
			79,891
		Miscellaneous Manufacturing: 0.9%
2,350		3M Co.	184,428
260		Cooper Industries Ltd.	18,912
800		Danaher Corp.	44,400
600		Dover Corp.	24,270
480		Eaton Corp.	30,586
31,080		General Electric Co.	1,110,177
2,620		Honeywell Intl., Inc.	95,735
750		Illinois Tool Works, Inc.	66,203
1,290	@@	Ingersoll-Rand Co. Ltd.	51,123
250		ITT Industries, Inc.	27,190
350		Parker Hannifin Corp.	23,943
420		Textron, Inc.	33,138
			1,710,105
		Office/Business Equipment: 0.0%
620		Pitney Bowes, Inc.	25,829
2,640	@	Xerox Corp.	37,488
			63,317
		Oil and Gas: 1.8%
180		Amerada Hess Corp.	22,054
550		Anadarko Petroleum Corp.	49,836
844		Apache Corp.	55,096
1,720		Burlington Resources, Inc.	124,270
7,852		ChevronTexaco Corp.	449,997
4,882		ConocoPhillips	295,410
1,940		Devon Energy Corp.	116,788
800		EOG Resources, Inc.	57,400
27,040		Exxon Mobil Corp.	1,569,130
350		Kerr-McGee Corp.	30,258
1,270		Marathon Oil Corp.	75,298
300		Murphy Oil Corp.	14,838
400	@,@@	Nabors Industries Ltd.	28,004
100		Noble Corp.	7,207
1,370		Occidental Petroleum Corp.	108,641
200	@	Rowan Cos., Inc.	7,176
600		Sunoco, Inc.	46,320
850	@	Transocean, Inc.	54,264
1,350		Valero Energy Corp.	129,870
			3,241,857

		Oil and Gas Services: 0.1%
200		Baker Hughes, Inc.	$11,470
250		Halliburton Co.	15,913
50	@	National-Oilwell Varco, Inc.	3,031
1,500		Schlumberger Ltd.	143,595
			174,009
		Packaging and Containers: 0.0%
340		Ball Corp.	14,014
250	@	Sealed Air Corp.	12,928
			26,942
		Pharmaceuticals: 0.9%
4,700		Abbott Laboratories	177,237
350		Allergan, Inc.	35,000
540		AmerisourceBergen Corp.	43,389
1,200		Bristol-Myers Squibb Co.	25,908
1,740		Cardinal Health, Inc.	111,273
1,320	@	Caremark Rx, Inc.	67,835
650		Eli Lilly & Co.	32,825
600	@	Express Scripts, Inc.	50,676
910	@	Forest Laboratories, Inc.	35,554
1,800	@	Gilead Sciences, Inc.	91,242
850	@	Hospira, Inc.	37,528
980	@	King Pharmaceuticals, Inc.	15,415
949	@	Medco Health Solutions, Inc.	50,914
6,700		Merck & Co., Inc.	196,980
600		Mylan Laboratories, Inc.	12,534
21,634		Pfizer, Inc.	458,640
4,400		Schering-Plough Corp.	85,008
350	@	Watson Pharmaceuticals, Inc.	11,676
4,000		Wyeth	166,240
			1,705,874
		Pipelines: 0.0%
1,700		El Paso Corp.	18,683
250		Kinder Morgan, Inc.	22,650
1,300		Williams Cos., Inc.	27,950
			69,283
		Real Estate Investment Trusts: 0.1%
350		Apartment Investment &
		Management Co.	13,556
650		Archstone-Smith Trust	27,177
1,200		Equity Office Properties Trust	37,416
800		ProLogis	36,288
300		Public Storage, Inc.	21,180
610		Simon Property Group, Inc.	47,158
400		Vornado Realty Trust	34,140
			216,915
		Retail: 1.1%
550	@	Autonation, Inc.	11,396
200	@	Autozone, Inc.	17,812
1,000	@	Bed Bath & Beyond, Inc.	42,660
1,655		Best Buy Co., Inc.	79,837
950		Circuit City Stores, Inc.	19,884
1,300		Costco Wholesale Corp.	64,974
500		CVS Corp.	13,510
600		Darden Restaurants, Inc.	21,468
850		Dollar General Corp.	16,074
250		Family Dollar Stores, Inc.	5,628

See Accompanying Notes to Financial Statements

68

PORTFOLIO OF INVESTMENTS
ING PRINCIPAL PROTECTION FUND II	AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Retail (continued)
1,019		Federated Department Stores, Inc.	$65,654
1,670		Gap, Inc.	29,025
6,390		Home Depot, Inc.	266,973
1,000		J.C. Penney Co., Inc. Holding Co.	52,470
1,000	@	Kohl’s Corp.	46,000
1,030		Limited Brands, Inc.	22,918
2,370		Lowe’s Cos., Inc.	159,928
3,650		McDonald’s Corp.	123,553
1,200		Nordstrom, Inc.	44,256
880	@	Office Depot, Inc.	26,118
300	@	Sears Holdings Corp.	34,506
2,940		Staples, Inc.	67,914
2,500	@	Starbucks Corp.	76,125
2,650		Target Corp.	141,802
200		Tiffany & Co.	8,140
1,630		TJX Cos., Inc.	36,528
7,470		Wal-Mart Stores, Inc.	362,742
4,100		Walgreen Co.	187,288
310		Wendy’s Intl., Inc.	15,742
1,170		Yum! Brands, Inc.	57,084
			2,118,009
		Savings and Loans: 0.1%
800		Golden West Financial Corp.	51,832
2,952		Washington Mutual, Inc.	121,593
			173,425
		Semiconductors: 0.7%
250	@	Altera Corp.	4,565
1,040		Analog Devices, Inc.	39,437
4,640		Applied Materials, Inc.	84,030
800	@	Broadcom Corp.	37,232
1,169	@	Freescale Semiconductor, Inc.	30,160
24,180		Intel Corp.	645,121
550		KLA-Tencor Corp.	28,155
850		Linear Technology Corp.	31,714
1,000	@	LSI Logic Corp.	8,210
900		Maxim Integrated Products, Inc.	32,895
1,650		National Semiconductor Corp.	42,702
550	@	Nvidia Corp.	19,894
300	@	QLogic Corp.	9,918
7,750		Texas Instruments, Inc.	251,720
			1,265,753
		Software: 0.8%
1,520		Adobe Systems, Inc.	49,567
1,120		Autodesk, Inc.	46,726
1,620		Automatic Data Processing, Inc.	76,140
1,010	@	BMC Software, Inc.	20,695
800	@	Citrix Systems, Inc.	21,712
1,441		Computer Associates Intl., Inc.	41,083
1,900	@	Compuware Corp.	17,537
850	@	Electronic Arts, Inc.	47,906
2,224		First Data Corp.	96,232
560	@	Fiserv, Inc.	25,486
650		IMS Health, Inc.	15,893
850	@	Intuit, Inc.	45,535
300	@	Mercury Interactive Corp.	8,340
27,300		Microsoft Corp.	756,482
2,100	@	Novell, Inc.	16,338
11,210	@	Oracle Corp.	140,910
1,450	@	Parametric Technology Corp.	$8,483
1,450		Siebel Systems, Inc.	15,225
			1,450,290
		Telecommunications: 1.1%
300	@	ADC Telecommunications, Inc.	6,129
1,130		Alltel Corp.	75,518
10,993		AT&T Corp.	273,832
250	@	Avaya, Inc.	2,980
5,550		Bellsouth Corp.	151,293
680		CenturyTel, Inc.	22,508
19,220	@	Cisco Systems, Inc.	337,119
710	@	Comverse Technology, Inc.	18,609
4,450	@	Corning, Inc.	90,113
10,010		Motorola, Inc.	241,141
4,900		QUALCOMM, Inc.	222,803
5,400	@	Qwest Communications Intl., Inc.	28,296
770		Scientific-Atlanta, Inc.	32,586
8,853		Sprint Corp.	221,679
1,720	@	Tellabs, Inc.	17,647
8,340		Verizon Communications, Inc.	266,713
			2,008,966
		Textiles: 0.0%
550		Cintas Corp.	24,596
			24,596
		Toys/Games/Hobbies: 0.0%
910		Hasbro, Inc.	18,582
1,150		Mattel, Inc.	19,148
			37,730
		Transportation: 0.3%
1,160		Burlington Northern
		Santa Fe Corp.	76,769
840		CSX Corp.	40,858
900		FedEx Corp.	87,858
1,850		Norfolk Southern Corp.	81,844
750		Union Pacific Corp.	57,405
3,280		United Parcel Service, Inc.	255,511
			600,245
		Total Common Stock
		(Cost $25,435,327)	34,131,528

Principal Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 77.9%
	Federal National Mortgage
	Association: 77.9%
$150,000,000	4.700%, due 10/11/06	144,169,800
	Total U.S. Government
	Agency Obligations
	(Cost $144,355,282)	144,169,800
U.S. TREASURY OBLIGATIONS: 3.3%
	U.S. Treasury STRIP: 3.3%
3,119,000	4.360%, due 05/15/06	3,059,075
3,088,000	4.450%, due 11/15/06	2,961,654
	Total U.S. Treasury Obligations
	(Cost $6,039,517)	6,020,729
	Total Long-Term Investments
	(Cost $175,830,126)	184,322,057

See Accompanying Notes to Financial Statements

69

PORTFOLIO OF INVESTMENTS
ING PRINCIPAL PROTECTION FUND II	AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 1.0%
	Repurchase Agreement: 1.0%
$1,843,000	Goldman Sachs Repurchase
	Agreement dated 11/30/05, 4.000%,
	due 12/01/05, $1,843,205 to be
	received upon repurchase
	(Collateralized by $1,957,000
	Federal National Mortgage
	Association, 5.650%, Market Value
	plus accrued interest $1,880,665,
	due 03/16/29).		$1,843,000
	Total Short-Term Investments
	(Cost $1,843,000)		1,843,000
	Total Investments In
	Securities (Cost
	$177,673,126)*	100.6%	$186,165,057
	Other Assets and
	Liabilities-Net	(0.6)	(1,072,794)
	Net Assets	100.0%	$185,092,263

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
W	When-issued or delayed delivery security
*	Cost for federal income tax purposes is	$179,945,395	.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$6,855,493
	Gross Unrealized Depreciation	(635,831)
	Net Unrealized Appreciation	$6,219,662

See Accompanying Notes to Financial Statements

70

PORTFOLIO OF INVESTMENTS
ING PRINCIPAL PROTECTION FUND II	AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
COMMON STOCK: 14.1%
		Advertising: 0.0%
1,250	@	Interpublic Group of Cos., Inc.	$11,650
650		Omnicom Group, Inc.	54,964
			66,614
		Aerospace/Defense: 0.3%
2,770		Boeing Co.	188,886
900		General Dynamics Corp.	102,870
330		Goodrich Corp.	12,712
400		L-3 Communications Holdings, Inc.	29,800
2,060		Lockheed Martin Corp.	124,836
1,219		Northrop Grumman Corp.	69,934
2,031		Raytheon Co.	78,031
940		Rockwell Collins, Inc.	42,958
3,480		United Technologies Corp.	187,363
			837,390
		Agriculture: 0.3%
9,320		Altria Group, Inc.	678,403
3,870		Archer-Daniels-Midland Co.	91,216
390		Reynolds American, Inc.	34,718
550		UST, Inc.	21,219
			825,556
		Airlines: 0.0%
2,300		Southwest Airlines Co.	37,950
			37,950
		Apparel: 0.1%
2,200	@	Coach, Inc.	75,746
600		Jones Apparel Group, Inc.	17,256
530		Liz Claiborne, Inc.	18,486
920		Nike, Inc.	78,476
250		Reebok Intl., Ltd.	14,395
550		VF Corp.	31,158
			235,517
		Auto Manufacturers: 0.0%
6,790		Ford Motor Co.	55,203
350	@	Navistar Intl. Corp.	9,930
90		PACCAR, Inc.	6,467
			71,600
		Auto Parts and Equipment: 0.0%
650	@	Goodyear Tire & Rubber Co.	11,135
620		Johnson Controls, Inc.	43,059
			54,194
		Banks: 0.9%
1,100		AmSouth Bancorporation	29,249
18,208		Bank of America Corp.	835,564
1,911		BB&T Corp.	81,313
600		Comerica, Inc.	34,602
350		Compass Bancshares, Inc.	16,961
180		First Horizon National Corp.	7,006
770		Huntington Bancshares, Inc.	18,449
1,380		KeyCorp	45,761
350		M & T Bank Corp.	37,877
860		Marshall & Ilsley Corp.	36,963
1,450		Mellon Financial Corp.	48,778
1,890		National City Corp.	64,090
650		Northern Trust Corp.	$34,249
920		PNC Financial Services Group, Inc.	58,668
1,500		Regions Financial Corp.	50,535
1,040		State Street Corp.	59,998
1,300		SunTrust Banks, Inc.	94,562
1,138		Synovus Financial Corp.	32,035
2,750		The Bank of New York Co., Inc.	89,100
6,380		U.S. Bancorp	193,186
5,420		Wachovia Corp.	289,428
5,700		Wells Fargo & Co.	358,244
270		Zions Bancorporation	20,420
			2,537,038
		Beverages: 0.5%
2,550		Anheuser-Busch Cos., Inc.	111,537
290		Brown-Forman Corp.	19,969
11,890		Coca-Cola Co.	507,584
1,080		Coca-Cola Enterprises, Inc.	20,758
600	@	Constellation Brands, Inc.	14,172
670		Pepsi Bottling Group, Inc.	19,765
9,510		PepsiCo, Inc.	562,992
			1,256,777
		Biotechnology: 0.2%
4,218	@	Amgen, Inc.	341,363
1,200	@	Biogen Idec, Inc.	51,372
400	@	Chiron Corp.	17,720
800	@	Genzyme Corp.	59,472
200	@	MedImmune, Inc.	7,182
200	@	Millipore Corp.	12,772
			489,881
		Building Materials: 0.0%
570		American Standard Cos., Inc.	21,706
1,450		Masco Corp.	43,166
400		Vulcan Materials Co.	26,680
			91,552
		Chemicals: 0.2%
750		Air Products & Chemicals, Inc.	44,378
200		Ashland, Inc.	11,150
3,800		Dow Chemical Co.	171,949
800		E.I. du Pont de Nemours & Co.	34,200
450		Eastman Chemical Co.	24,899
750		Ecolab, Inc.	24,953
200		Engelhard Corp.	5,900
430		International Flavors & Fragrances, Inc.	13,992
930		Monsanto Co.	68,141
970		PPG Industries, Inc.	58,908
1,280		Praxair, Inc.	66,560
660		Rohm & Haas Co.	28,908
550		Sherwin-Williams Co.	24,112
250		Sigma-Aldrich Corp.	16,510
			594,560
		Commercial Services: 0.1%
4,750		Cendant Corp.	84,408
760		Equifax, Inc.	29,108
1,190		H&R Block, Inc.	29,084
1,830		McKesson Corp.	92,048
200		Moody’s Corp.	12,030
1,250		Paychex, Inc.	53,013

See Accompanying Notes to Financial Statements

71

PORTFOLIO OF INVESTMENTS
ING PRINCIPAL PROTECTION FUND II	AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Commercial Services (continued)
700		R.R. Donnelley & Sons Co.	$23,940
790		Robert Half Intl., Inc.	30,225
			353,856
		Computers: 0.7%
450	@	Affiliated Computer Services, Inc.	25,101
4,830	@	Apple Computer, Inc.	327,571
650	@	Computer Sciences Corp.	32,650
13,900	@	Dell, Inc.	419,224
1,800		Electronic Data Systems Corp.	41,490
11,150	@	EMC Corp.	155,320
10,002		Hewlett-Packard Co.	296,759
5,440		International Business Machines Corp.	483,615
370	@	Lexmark Intl., Inc.	17,619
600	@	NCR Corp.	20,370
1,150	@	Network Appliance, Inc.	33,488
11,600	@	Sun Microsystems, Inc.	43,732
1,100	@	Unisys Corp.	6,765
			1,903,704
		Cosmetics/Personal Care: 0.3%
375		Alberto-Culver Co.	16,305
2,350		Colgate-Palmolive Co.	128,122
11,548		Procter & Gamble Co.	660,430
			804,857
		Distribution/Wholesale: 0.0%
800		Genuine Parts Co.	35,448
300		W.W. Grainger, Inc.	21,069
			56,517
		Diversified Financial Services: 1.1%
4,320		American Express Co.	222,134
864	W	Ameriprise Financial, Inc.	36,331
380		Bear Stearns Cos., Inc.	42,176
990		Capital One Financial Corp.	82,229
3,450		Charles Schwab Corp.	52,613
1,150		CIT Group, Inc.	56,925
17,400		Citigroup, Inc.	844,769
2,010		Countrywide Financial Corp.	69,968
1,100	@	E*TRADE Financial Corp.	21,472
3,380		Fannie Mae	162,409
300		Federated Investors, Inc.	10,962
500		Franklin Resources, Inc.	46,440
2,100		Goldman Sachs Group, Inc.	270,816
2,500		J.P. Morgan Chase & Co.	95,625
1,420		Lehman Brothers Holdings, Inc.	178,920
4,400		MBNA Corp.	117,788
3,060		Merrill Lynch & Co., Inc.	203,245
4,850		Morgan Stanley	271,746
1,410		SLM Corp.	74,096
400		T. Rowe Price Group, Inc.	28,780
			2,889,444
		Electric: 0.4%
2,300	@	AES Corp.	36,271
550	@	Allegheny Energy, Inc.	15,307
700		Ameren Corp.	36,722
1,400		American Electric Power Co., Inc.	51,156
900		CenterPoint Energy, Inc.	11,898
1,350	@	CMS Energy Corp.	18,873
800		Consolidated Edison, Inc.	36,432
600		Constellation Energy Group, Inc.	$31,794
1,200		Dominion Resources, Inc.	91,140
600		DTE Energy Co.	26,184
3,150		Duke Energy Corp.	84,609
1,540		Edison Intl.	69,485
100		Entergy Corp.	7,000
2,250		Exelon Corp.	117,089
1,050		FirstEnergy Corp.	49,308
1,360		FPL Group, Inc.	57,650
1,200		PG&E Corp.	44,136
400		Pinnacle West Capital Corp.	16,596
1,220		PPL Corp.	35,868
750		Public Service Enterprise Group, Inc.	47,040
2,460		Southern Co.	85,387
1,300		TECO Energy, Inc.	22,737
1,450		TXU Corp.	148,813
1,350		Xcel Energy, Inc.	24,989
			1,166,484
		Electrical Components and Equipment: 0.0%
600		American Power Conversion Corp.	13,446
1,380		Emerson Electric Co.	104,342
			117,788
		Electronics: 0.1%
2,250	@	Agilent Technologies, Inc.	80,235
590		Applera Corp. - Applied Biosystems Group	16,272
540	@	Jabil Circuit, Inc.	17,885
550		PerkinElmer, Inc.	12,546
1,650	@	Sanmina-SCI Corp.	6,831
4,400	@	Solectron Corp.	15,796
700	@	Thermo Electron Corp.	21,595
400	@	Waters Corp.	15,692
			186,852
		Engineering and Construction: 0.0%
100		Fluor Corp.	7,410
			7,410
		Entertainment: 0.0%
1,200		International Game Technology	35,220
			35,220
		Environmental Control: 0.0%
1,780		Waste Management, Inc.	53,240
			53,240
		Food: 0.2%
650		Campbell Soup Co.	19,637
1,750		ConAgra Foods, Inc.	37,625
1,200		General Mills, Inc.	57,036
1,150		H.J. Heinz Co.	39,928
700		Hershey Foods Corp.	37,954
870		Kellogg Co.	38,341
2,250	@	Kroger Co.	43,785
450		McCormick & Co., Inc.	14,049
1,400		Safeway, Inc.	32,550
408		Sara Lee Corp.	7,368
810		SUPERVALU, Inc.	26,503

See Accompanying Notes to Financial Statements

72

PORTFOLIO OF INVESTMENTS
ING PRINCIPAL PROTECTION FUND II	AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Food (continued)
900		Tyson Foods, Inc.	$15,147
850		Wm. Wrigley Jr. Co.	58,302
			428,225
		Forest Products and Paper: 0.1%
900		Georgia-Pacific Corp.	42,561
500		Louisiana-Pacific Corp.	13,485
650		MeadWestvaco Corp.	18,194
100		Plum Creek Timber Co., Inc.	3,896
500		Temple-Inland, Inc.	20,935
900		Weyerhaeuser Co.	59,679
			158,750
		Gas: 0.0%
950		NiSource, Inc.	20,454
910		Sempra Energy	39,995
			60,449
		Hand/Machine Tools: 0.0%
250		Black & Decker Corp.	21,953
120		Snap-On, Inc.	4,484
380		Stanley Works	18,240
			44,677
		Healthcare-Products: 0.4%
150		Bausch & Lomb, Inc.	12,189
2,150		Baxter Intl., Inc.	83,614
890		Becton Dickinson & Co.	51,825
2,030	@	Boston Scientific Corp.	53,754
400		C.R. Bard, Inc.	25,948
1,110		Guidant Corp.	68,465
9,900		Johnson & Johnson	611,324
4,100		Medtronic, Inc.	227,837
1,170	@	St. Jude Medical, Inc.	55,891
200		Stryker Corp.	8,660
			1,199,507
		Healthcare-Services: 0.4%
1,790	W	Aetna, Inc.	165,557
690	@	Coventry Health Care, Inc.	41,103
900	@	Humana, Inc.	41,247
400	@	Laboratory Corp. of America Holdings	20,756
300		Manor Care, Inc.	11,829
300		Quest Diagnostics, Inc.	15,027
7,290		UnitedHealth Group, Inc.	436,380
3,580	@	WellPoint, Inc.	275,051
			1,006,950
		Home Builders: 0.0%
400		Lennar Corp.	23,072
			23,072
		Home Furnishings: 0.0%
100		Whirlpool Corp.	8,185
			8,185
		Household Products/Wares: 0.1%
510		Clorox Co.	27,683
510		Fortune Brands, Inc.	39,760
1,650		Kimberly-Clark Corp.	97,316
			164,759
		Housewares: 0.0%
850		Newell Rubbermaid, Inc.	$19,610
			19,610
		Insurance: 0.8%
960	@@	ACE Ltd.	53,280
1,650		AFLAC, Inc.	79,200
2,170		Allstate Corp.	121,736
350		AMBAC Financial Group, Inc.	26,842
8,750		American Intl. Group, Inc.	587,474
1,350		Aon Corp.	49,154
1,120		Chubb Corp.	108,461
400		CIGNA Corp.	45,008
551		Cincinnati Financial Corp.	24,536
1,050		Hartford Financial Services Group, Inc.	91,739
60		Jefferson-Pilot Corp.	3,333
850		Lincoln National Corp.	44,183
690		Loews Corp.	66,640
470		MBIA, Inc.	29,037
3,550		MetLife, Inc.	182,611
450		MGIC Investment Corp.	29,295
1,270		Principal Financial Group	64,351
620		Progressive Corp.	76,254
2,350		Prudential Financial, Inc.	181,889
430		Safeco Corp.	24,188
2,290		St. Paul Travelers Cos., Inc.	106,554
520		Torchmark Corp.	28,142
1,000		UnumProvident Corp.	22,000
500	@@	XL Capital Ltd.	33,190
			2,079,097
		Internet: 0.1%
3,800	@	eBay, Inc.	170,278
500	@	Monster Worldwide, Inc.	19,450
5,422	@	Symantec Corp.	95,807
900	@	Yahoo!, Inc.	36,207
			321,742
		Iron/Steel: 0.0%
970		Nucor Corp.	65,068
650		United States Steel Corp.	30,940
			96,008
		Leisure Time: 0.1%
360		Brunswick Corp.	14,144
1,450		Carnival Corp.	79,010
980		Harley-Davidson, Inc.	52,783
450		Sabre Holdings Corp.	10,292
			156,229
		Lodging: 0.1%
170		Harrah’s Entertainment, Inc.	11,575
1,300		Hilton Hotels Corp.	28,496
700		Marriott Intl., Inc.	45,227
700		Starwood Hotels & Resorts Worldwide, Inc.	42,350
			127,648
		Machinery-Diversified: 0.0%
150		Cummins, Inc.	13,350
780		Deere & Co.	54,093
580		Rockwell Automation, Inc.	32,729
			100,172

See Accompanying Notes to Financial Statements

73

PORTFOLIO OF INVESTMENTS
ING PRINCIPAL PROTECTION FUND II	AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Media: 0.4%
1,800		Clear Channel Communications, Inc.	$58,608
7,450	@	Comcast Corp.	196,680
250		Dow Jones & Co., Inc.	8,528
140		Gannett Co., Inc.	8,627
2,320		McGraw-Hill Cos., Inc.	123,076
190		Meredith Corp.	9,690
500		New York Times Co.	13,750
8,200		News Corp.	121,442
16,000		Time Warner, Inc.	287,680
890		Tribune Co.	28,453
5,350		Viacom, Inc.	178,690
1,330		Walt Disney Co.	33,157
			1,068,381
		Mining: 0.1%
1,100		Freeport-McMoRan Copper & Gold, Inc.	57,321
400		Newmont Mining Corp.	18,448
380		Phelps Dodge Corp.	51,555
			127,324
		Miscellaneous Manufacturing: 0.7%
2,670		3M Co.	209,542
250		Cooper Industries Ltd.	18,185
900		Danaher Corp.	49,950
650		Dover Corp.	26,293
450		Eaton Corp.	28,674
35,620		General Electric Co.	1,272,346
2,880		Honeywell Intl., Inc.	105,235
730		Illinois Tool Works, Inc.	64,437
1,480	@@	Ingersoll-Rand Co. Ltd.	58,652
330		ITT Industries, Inc.	35,891
400		Parker Hannifin Corp.	27,364
480		Textron, Inc.	37,872
			1,934,441
		Office/Business Equipment: 0.0%
730		Pitney Bowes, Inc.	30,412
3,170	@	Xerox Corp.	45,014
			75,426
		Oil and Gas: 1.3%
210		Amerada Hess Corp.	25,729
650		Anadarko Petroleum Corp.	58,897
980		Apache Corp.	63,974
1,880		Burlington Resources, Inc.	135,830
8,902		ChevronTexaco Corp.	510,173
5,402		ConocoPhillips	326,875
2,250		Devon Energy Corp.	135,450
700		EOG Resources, Inc.	50,225
30,830		Exxon Mobil Corp.	1,789,064
350		Kerr-McGee Corp.	30,258
1,440		Marathon Oil Corp.	85,378
100		Murphy Oil Corp.	4,946
500	@,@@	Nabors Industries Ltd.	35,005
100		Noble Corp.	7,207
1,520		Occidental Petroleum Corp.	120,536
300	@	Rowan Cos., Inc.	10,764
700		Sunoco, Inc.	54,040
950	@	Transocean, Inc.	60,648
1,550		Valero Energy Corp.	149,110
			3,654,109
		Oil and Gas Services: 0.1%
200		Baker Hughes, Inc.	$11,470
300		Halliburton Co.	19,095
200	@	National-Oilwell Varco, Inc.	12,124
1,750		Schlumberger Ltd.	167,528
			210,217
		Packaging and Containers: 0.0%
500		Ball Corp.	20,610
250	@	Sealed Air Corp.	12,928
			33,538
		Pharmaceuticals: 0.7%
5,300		Abbott Laboratories	199,863
400		Allergan, Inc.	40,000
600		AmerisourceBergen Corp.	48,210
1,300		Bristol-Myers Squibb Co.	28,067
1,940		Cardinal Health, Inc.	124,063
1,480	@	Caremark Rx, Inc.	76,057
800		Eli Lilly & Co.	40,400
700	@	Express Scripts, Inc.	59,122
1,030	@	Forest Laboratories, Inc.	40,242
2,050	@	Gilead Sciences, Inc.	103,915
800	@	Hospira, Inc.	35,320
1,480	@	King Pharmaceuticals, Inc.	23,280
1,062	@	Medco Health Solutions, Inc.	56,976
7,610		Merck & Co., Inc.	223,734
700		Mylan Laboratories, Inc.	14,623
24,546		Pfizer, Inc.	520,375
4,950		Schering-Plough Corp.	95,634
600	@	Watson Pharmaceuticals, Inc.	20,016
4,500		Wyeth	187,020
			1,936,917
		Pipelines: 0.0%
1,900		El Paso Corp.	20,881
250		Kinder Morgan, Inc.	22,650
1,600		Williams Cos., Inc.	34,400
			77,931
		Real Estate Investment Trusts: 0.1%
250		Apartment Investment & Management Co.	9,683
700		Archstone-Smith Trust	29,267
1,400		Equity Office Properties Trust	43,652
900		ProLogis	40,824
300		Public Storage, Inc.	21,180
690		Simon Property Group, Inc.	53,343
400		Vornado Realty Trust	34,140
			232,089
		Retail: 0.9%
650	@	Autonation, Inc.	13,468
200	@	Autozone, Inc.	17,812
910	@	Bed Bath & Beyond, Inc.	38,821
1,860		Best Buy Co., Inc.	89,726
850		Circuit City Stores, Inc.	17,791
1,550		Costco Wholesale Corp.	77,469
500		CVS Corp.	13,510
800		Darden Restaurants, Inc.	28,624
950		Dollar General Corp.	17,965
300		Family Dollar Stores, Inc.	6,753
1,210		Federated Department Stores, Inc.	77,960

See Accompanying Notes to Financial Statements

74

PORTFOLIO OF INVESTMENTS
ING PRINCIPAL PROTECTION FUND II	AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Retail (continued)
1,920		Gap, Inc.	$33,370
7,290		Home Depot, Inc.	304,575
1,200		J.C. Penney Co., Inc. Holding Co.	62,964
1,200	@	Kohl’s Corp.	55,200
1,210		Limited Brands, Inc.	26,923
2,630		Lowe’s Cos., Inc.	177,472
4,200		McDonald’s Corp.	142,170
1,300		Nordstrom, Inc.	47,944
1,000	@	Office Depot, Inc.	29,680
500		RadioShack Corp.	11,405
300	@	Sears Holdings Corp.	34,506
3,340		Staples, Inc.	77,154
2,820	@	Starbucks Corp.	85,869
2,800		Target Corp.	149,828
250		Tiffany & Co.	10,175
1,610		TJX Cos., Inc.	36,080
8,550		Wal-Mart Stores, Inc.	415,187
4,660		Walgreen Co.	212,869
470		Wendy’s Intl., Inc.	23,867
1,300		Yum! Brands, Inc.	63,427
			2,400,564
		Savings and Loans: 0.1%
920		Golden West Financial Corp.	59,607
3,330		Washington Mutual, Inc.	137,163
			196,770
		Semiconductors: 0.5%
280	@	Altera Corp.	5,113
1,230		Analog Devices, Inc.	46,642
5,520		Applied Materials, Inc.	99,967
950	@	Broadcom Corp.	44,213
1,319	@	Freescale Semiconductor, Inc.	34,030
27,370		Intel Corp.	730,231
600		KLA-Tencor Corp.	30,714
980		Linear Technology Corp.	36,564
1,200	@	LSI Logic Corp.	9,852
1,000		Maxim Integrated Products, Inc.	36,550
1,800		National Semiconductor Corp.	46,584
50	@	Novellus Systems, Inc.	1,234
550	@	Nvidia Corp.	19,894
300	@	QLogic Corp.	9,918
9,200		Texas Instruments, Inc.	298,815
			1,450,321
		Software: 0.6%
1,640		Adobe Systems, Inc.	53,480
1,020		Autodesk, Inc.	42,554
1,940		Automatic Data Processing, Inc.	91,180
1,120	@	BMC Software, Inc.	22,949
670	@	Citrix Systems, Inc.	18,184
1,564		Computer Associates Intl., Inc.	44,590
1,700	@	Compuware Corp.	15,691
960	@	Electronic Arts, Inc.	54,106
2,559		First Data Corp.	110,728
600	@	Fiserv, Inc.	27,306
650		IMS Health, Inc.	15,893
960	@	Intuit, Inc.	51,427
300	@	Mercury Interactive Corp.	8,340
30,940		Microsoft Corp.	857,346
1,900	@	Novell, Inc.	14,782
12,650	@	Oracle Corp.	159,011
1,670	@	Parametric Technology Corp.	$9,770
2,340		Siebel Systems, Inc.	24,570
			1,621,907
		Telecommunications: 0.8%
400	@	ADC Telecommunications, Inc.	8,172
1,260		Alltel Corp.	84,206
12,442		AT&T Corp.	309,930
1,200	@	Avaya, Inc.	14,304
6,250		Bellsouth Corp.	170,375
570		CenturyTel, Inc.	18,867
21,760	@	Cisco Systems, Inc.	381,669
800	@	Comverse Technology, Inc.	20,968
5,050	@	Corning, Inc.	102,263
11,340		Motorola, Inc.	273,181
5,550		QUALCOMM, Inc.	252,359
6,150	@	Qwest Communications Intl., Inc.	32,226
920		Scientific-Atlanta, Inc.	38,934
10,023		Sprint Corp.	250,976
1,590	@	Tellabs, Inc.	16,313
9,460		Verizon Communications, Inc.	302,531
			2,277,274
		Textiles: 0.0%
500		Cintas Corp.	22,360
			22,360
		Toys/Games/Hobbies: 0.0%
800		Hasbro, Inc.	16,336
1,300		Mattel, Inc.	21,645
			37,981
		Transportation: 0.3%
1,260		Burlington Northern Santa Fe Corp.	83,387
940		CSX Corp.	45,722
1,060		FedEx Corp.	103,477
1,800		Norfolk Southern Corp.	79,632
900		Union Pacific Corp.	68,886
3,780		United Parcel Service, Inc.	294,462
			675,566
		Total Common Stock
		(Cost $29,529,998)	38,702,197

Principal Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 78.9%
	Federal Home Loan Mortgage
	Corporation: 6.9%
$20,000,000	4.670%, due 01/26/07	18,962,120
		18,962,120
	Federal National Mortgage
	Association: 68.6%
13,653,000	4.660%, due 01/15/07	12,970,992
185,000,000	4.680%, due 01/31/07	175,352,620
		188,323,612
	Other U.S. Government
	Agencies: 3.4%
4,000,000	Financing Corp. FICO STRIP,
	4.650%, due 12/06/06	3,819,276

See Accompanying Notes to Financial Statements

75

ING PRINCIPAL PROTECTION FUND II	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount			Value
	Other U.S. Government Agencies (continued)
$5,827,000	Government Trust Certificate, 4.510%, due 11/15/06		$5,582,371
			9,401,647
	Total U.S. Government Agency Obligations (Cost $216,303,831)		216,687,379

U.S. TREASURY OBLIGATIONS: 6.9%

	U.S. Treasury STRIP: 6.9%
19,844,000	4.450%, due 11/15/06		19,032,083
	Total U.S. Treasury Obligations (Cost $19,116,344)		19,032,083
	Total Long-Term Investments (Cost $264,950,173)		274,421,659

SHORT-TERM INVESTMENTS: 0.7%

	Repurchase Agreement: 0.7%
1,949,000	Goldman Sachs Repurchase Agreement dated 11/30/05, 4.000%, due 12/01/05, $1,949,217 to be received upon repurchase (Collateralized by $2,069,000 Federal National Mortgage Association, 5.650%, Market Value plus accrued interest $1,988,296, due 03/16/29).		1,949,000
	Total Short-Term Investments (Cost $1,949,000)		1,949,000
	Total Investments In Securities (Cost $266,899,173)*	100.6%	$276,370,659
	Other Assets and Liabilities-Net	(0.6)	(1,615,839)
	Net Assets	100.0%	$274,754,820

@                                    Non-income producing security

@@                        Foreign issuer

STRIP              Separate Trading of Registered Interest and Principal of Securities

W                                   When-issued or delayed delivery security

*                                         Cost for federal income tax purposes is $269,668,326.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$7,431,168
Gross Unrealized Depreciation	(728,835)
Net Unrealized Appreciation	$6,702,333

See Accompanying Notes to Financial Statements

76

ING PRINCIPAL PROTECTION FUND III	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED)

Shares			Value
COMMON STOCK: 20.8%

		Advertising: 0.0%
1,350	@	Interpublic Group of Cos., Inc.	$12,582
750		Omnicom Group, Inc.	63,420
			76,002
		Aerospace/Defense: 0.5%
3,200		Boeing Co.	218,208
1,050		General Dynamics Corp.	120,015
450		Goodrich Corp.	17,334
450		L-3 Communications Holdings, Inc.	33,525
2,420		Lockheed Martin Corp.	146,652
1,427		Northrop Grumman Corp.	81,867
2,352		Raytheon Co.	90,364
1,100		Rockwell Collins, Inc.	50,270
3,960		United Technologies Corp.	213,206
			971,441
		Agriculture: 0.5%
10,700		Altria Group, Inc.	778,853
4,200		Archer-Daniels-Midland Co.	98,994
500		Reynolds American, Inc.	44,510
600		UST, Inc.	23,148
			945,505
		Airlines: 0.0%
2,600		Southwest Airlines Co.	42,900
			42,900
		Apparel: 0.1%
2,500	@	Coach, Inc.	86,075
620		Jones Apparel Group, Inc.	17,831
420		Liz Claiborne, Inc.	14,650
1,040		Nike, Inc.	88,712
250		Reebok Intl., Ltd.	14,395
600		VF Corp.	33,990
			255,653
		Auto Manufacturers: 0.0%
10,010		Ford Motor Co.	81,381
210		PACCAR, Inc.	15,091
			96,472
		Auto Parts and Equipment: 0.0%
800	@	Goodyear Tire & Rubber Co.	13,704
800		Johnson Controls, Inc.	55,560
			69,264
		Banks: 1.3%
1,250		AmSouth Bancorporation	33,238
20,836		Bank of America Corp.	956,163
2,044		BB&T Corp.	86,972
650		Comerica, Inc.	37,486
450		Compass Bancshares, Inc.	21,807
50		First Horizon National Corp.	1,946
800		Huntington Bancshares, Inc.	19,168
1,650		KeyCorp	54,714
250		M & T Bank Corp.	27,055
750		Marshall & Ilsley Corp.	32,235
1,750		Mellon Financial Corp.	58,870
2,090		National City Corp.	70,872
750		Northern Trust Corp.	39,518
1,100		PNC Financial Services Group, Inc.	$70,147
1,800		Regions Financial Corp.	60,642
1,250		State Street Corp.	72,113
1,400		SunTrust Banks, Inc.	101,836
1,319		Synovus Financial Corp.	37,130
3,100		The Bank of New York Co., Inc.	100,440
7,350		U.S. Bancorp	222,558
6,084		Wachovia Corp.	324,885
6,500		Wells Fargo & Co.	408,524
250		Zions Bancorporation	18,908
			2,857,227
		Beverages: 0.7%
2,950		Anheuser-Busch Cos., Inc.	129,033
220		Brown-Forman Corp.	15,149
13,550		Coca-Cola Co.	578,450
1,400		Coca-Cola Enterprises, Inc.	26,908
700	@	Constellation Brands, Inc.	16,534
800		Pepsi Bottling Group, Inc.	23,600
10,860		PepsiCo, Inc.	642,912
			1,432,586
		Biotechnology: 0.3%
4,826	@	Amgen, Inc.	390,568
1,300	@	Biogen Idec, Inc.	55,653
400	@	Chiron Corp.	17,720
850	@	Genzyme Corp.	63,189
200	@	MedImmune, Inc.	7,182
250	@	Millipore Corp.	15,965
			550,277
		Building Materials: 0.1%
730		American Standard Cos., Inc.	27,798
1,750		Masco Corp.	52,098
400		Vulcan Materials Co.	26,680
			106,576
		Chemicals: 0.3%
900		Air Products & Chemicals, Inc.	53,253
200		Ashland, Inc.	11,150
4,000		Dow Chemical Co.	180,999
850		E.I. du Pont de Nemours & Co.	36,338
550		Eastman Chemical Co.	30,432
800		Ecolab, Inc.	26,616
240		Engelhard Corp.	7,080
200		International Flavors & Fragrances, Inc.	6,508
1,130		Monsanto Co.	82,795
1,210		PPG Industries, Inc.	73,483
1,350		Praxair, Inc.	70,200
800		Rohm & Haas Co.	35,040
500		Sherwin-Williams Co.	21,920
250		Sigma-Aldrich Corp.	16,510
			652,324
		Commercial Services: 0.2%
5,450		Cendant Corp.	96,847
830		Equifax, Inc.	31,789
2,120		H&R Block, Inc.	51,813
2,040		McKesson Corp.	102,611
200		Moody’s Corp.	12,030
1,350		Paychex, Inc.	57,254

See Accompanying Notes to Financial Statements

77

ING PRINCIPAL PROTECTION FUND III	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Commercial Services (continued)
650		R.R. Donnelley & Sons Co.	$22,230
1,150		Robert Half Intl., Inc.	43,999
			418,573
		Computers: 1.1%
450	@	Affiliated Computer Services, Inc.	25,101
5,480	@	Apple Computer, Inc.	371,654
750	@	Computer Sciences Corp.	37,673
15,450	@	Dell, Inc.	465,971
1,950		Electronic Data Systems Corp.	44,948
12,650	@	EMC Corp.	176,215
16,000		Hewlett-Packard Co.	474,719
6,250		International Business Machines Corp.	555,624
480	@	Lexmark Intl., Inc.	22,858
650	@	NCR Corp.	22,068
1,350	@	Network Appliance, Inc.	39,312
13,300	@	Sun Microsystems, Inc.	50,141
1,250	@	Unisys Corp.	7,688
			2,293,972
		Cosmetics/Personal Care: 0.4%
375		Alberto-Culver Co.	16,305
2,650		Colgate-Palmolive Co.	144,478
13,152		Procter & Gamble Co.	752,163
			912,946
		Distribution/Wholesale: 0.0%
829		Genuine Parts Co.	36,733
200		W.W. Grainger, Inc.	14,046
			50,779
		Diversified Financial Services: 1.6%
5,000		American Express Co.	257,100
1,020	W	Ameriprise Financial, Inc.	42,891
630		Bear Stearns Cos., Inc.	69,924
1,080		Capital One Financial Corp.	89,705
3,950		Charles Schwab Corp.	60,238
1,150		CIT Group, Inc.	56,925
19,900		Citigroup, Inc.	966,144
2,318		Countrywide Financial Corp.	80,690
1,300	@	E*TRADE Financial Corp.	25,376
3,810		Fannie Mae	183,071
150		Federated Investors, Inc.	5,481
550		Franklin Resources, Inc.	51,084
2,450		Goldman Sachs Group, Inc.	315,951
2,800		J.P. Morgan Chase & Co.	107,100
1,410		Lehman Brothers Holdings, Inc.	177,660
5,000		MBNA Corp.	133,850
3,700		Merrill Lynch & Co., Inc.	245,754
5,650		Morgan Stanley	316,569
1,800		SLM Corp.	94,590
450		T. Rowe Price Group, Inc.	32,378
			3,312,481
		Electric: 0.7%
2,570	@	AES Corp.	40,529
600	@	Allegheny Energy, Inc.	16,698
850		Ameren Corp.	44,591
1,500		American Electric Power Co., Inc.	54,810
1,150		CenterPoint Energy, Inc.	15,203
1,450	@	CMS Energy Corp.	$20,271
1,050		Consolidated Edison, Inc.	47,817
850		Constellation Energy Group, Inc.	45,042
1,400		Dominion Resources, Inc.	106,329
700		DTE Energy Co.	30,548
3,650		Duke Energy Corp.	98,039
1,790		Edison Intl.	80,765
150		Entergy Corp.	10,500
2,550		Exelon Corp.	132,701
1,300		FirstEnergy Corp.	61,048
1,450		FPL Group, Inc.	61,466
1,520		PG&E Corp.	55,906
400		Pinnacle West Capital Corp.	16,596
1,400		PPL Corp.	41,160
800		Public Service Enterprise Group, Inc.	50,176
2,800		Southern Co.	97,188
1,450		TECO Energy, Inc.	25,361
1,700		TXU Corp.	174,470
1,650		Xcel Energy, Inc.	30,542
			1,357,756
		Electrical Components and Equipment: 0.1%
700		American Power Conversion Corp.	15,687
1,650		Emerson Electric Co.	124,757
			140,444
		Electronics: 0.1%
2,550	@	Agilent Technologies, Inc.	90,932
900		Applera Corp. – Applied Biosystems Group	24,822
800	@	Jabil Circuit, Inc.	26,496
700		PerkinElmer, Inc.	15,967
1,950	@	Sanmina-SCI Corp.	8,073
6,980	@	Solectron Corp.	25,058
850	@	Thermo Electron Corp.	26,223
550	@	Waters Corp.	21,577
			239,148
		Engineering and Construction: 0.0%
200		Fluor Corp.	14,820
			14,820
		Entertainment: 0.0%
1,350		International Game Technology	39,623
			39,623
		Environmental Control: 0.0%
2,000		Waste Management, Inc.	59,820
			59,820
		Food: 0.2%
700		Campbell Soup Co.	21,147
2,000		ConAgra Foods, Inc.	43,000
1,350		General Mills, Inc.	64,165
1,800		H.J. Heinz Co.	62,495
650		Hershey Foods Corp.	35,243
1,050		Kellogg Co.	46,274
2,550	@	Kroger Co.	49,623
500		McCormick & Co., Inc.	15,610
1,800		Safeway, Inc.	41,850

See Accompanying Notes to Financial Statements

78

ING PRINCIPAL PROTECTION FUND III	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Food (continued)
475		Sara Lee Corp.	$8,579
850		SUPERVALU, Inc.	27,812
900		Tyson Foods, Inc.	15,147
850		Wm. Wrigley Jr. Co.	58,302
			489,247
		Forest Products and Paper: 0.1%
1,090		Georgia-Pacific Corp.	51,546
520		Louisiana-Pacific Corp.	14,024
750		MeadWestvaco Corp.	20,993
100		Plum Creek Timber Co., Inc.	3,896
600		Temple-Inland, Inc.	25,122
900		Weyerhaeuser Co.	59,679
			175,260
		Gas: 0.0%
1,100		NiSource, Inc.	23,683
1,050		Sempra Energy	46,148
			69,831
		Hand/Machine Tools: 0.0%
260		Black & Decker Corp.	22,830
250		Snap-On, Inc.	9,343
250		Stanley Works	12,000
			44,173
		Healthcare-Products: 0.6%
250		Bausch & Lomb, Inc.	20,315
2,300		Baxter Intl., Inc.	89,447
1,030		Becton Dickinson & Co.	59,977
2,300	@	Boston Scientific Corp.	60,904
400		C.R. Bard, Inc.	25,948
1,260		Guidant Corp.	77,717
11,350		Johnson & Johnson	700,862
4,550		Medtronic, Inc.	252,844
1,500	@	St. Jude Medical, Inc.	71,655
200		Stryker Corp.	8,660
			1,368,329
		Healthcare-Services: 0.6%
1,990	W	Aetna, Inc.	184,055
1,235	@	Coventry Health Care, Inc.	73,569
1,150	@	Humana, Inc.	52,705
450	@	Laboratory Corp. of America Holdings	23,351
400		Manor Care, Inc.	15,772
400		Quest Diagnostics, Inc.	20,036
8,200		UnitedHealth Group, Inc.	490,851
4,070	@	WellPoint, Inc.	312,698
			1,173,037
		Home Builders: 0.0%
500		Lennar Corp.	28,840
			28,840
		Household Products/Wares: 0.1%
630		Clorox Co.	34,196
550		Fortune Brands, Inc.	42,878
1,950		Kimberly-Clark Corp.	115,011
			192,085
		Housewares: 0.0%
800		Newell Rubbermaid, Inc.	$18,456
			18,456
		Insurance: 1.1%
1,160	@@	ACE Ltd.	64,380
2,000		AFLAC, Inc.	96,000
2,560		Allstate Corp.	143,616
400		AMBAC Financial Group, Inc.	30,676
10,050		American Intl. Group, Inc.	674,756
1,300		Aon Corp.	47,333
1,250		Chubb Corp.	121,050
520		CIGNA Corp.	58,510
605		Cincinnati Financial Corp.	26,941
1,200		Hartford Financial Services Group, Inc.	104,844
50		Jefferson-Pilot Corp.	2,778
850		Lincoln National Corp.	44,183
740		Loews Corp.	71,469
450		MBIA, Inc.	27,801
4,510		MetLife, Inc.	231,993
390		MGIC Investment Corp.	25,389
1,450		Principal Financial Group	73,472
750		Progressive Corp.	92,243
2,660		Prudential Financial, Inc.	205,884
490		Safeco Corp.	27,563
2,590		St. Paul Travelers Cos., Inc.	120,513
650		Torchmark Corp.	35,178
1,050		UnumProvident Corp.	23,100
510	@@	XL Capital Ltd.	33,854
			2,383,526
		Internet: 0.2%
4,300	@	eBay, Inc.	192,683
500	@	Monster Worldwide, Inc.	19,450
6,154	@	Symantec Corp.	108,741
900	@	Yahoo!, Inc.	36,207
			357,081
		Iron/Steel: 0.0%
1,050		Nucor Corp.	70,434
520		United States Steel Corp.	24,752
			95,186
		Leisure Time: 0.1%
230		Brunswick Corp.	9,037
1,700		Carnival Corp.	92,632
1,250		Harley-Davidson, Inc.	67,325
550		Sabre Holdings Corp.	12,579
			181,573
		Lodging: 0.1%
150		Harrah’s Entertainment, Inc.	10,214
1,400		Hilton Hotels Corp.	30,688
780		Marriott Intl., Inc.	50,395
800		Starwood Hotels & Resorts Worldwide, Inc.	48,400
			139,697
		Machinery-Diversified: 0.1%
200		Cummins, Inc.	17,800
800		Deere & Co.	55,480
650		Rockwell Automation, Inc.	36,680
			109,960

See Accompanying Notes to Financial Statements

79

ING PRINCIPAL PROTECTION FUND III	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Media: 0.6%
2,100		Clear Channel Communications, Inc.	$68,376
8,650	@	Comcast Corp.	228,360
200		Gannett Co., Inc.	12,324
2,610		McGraw-Hill Cos., Inc.	138,461
230		Meredith Corp.	11,730
450		New York Times Co.	12,375
9,400		News Corp.	139,214
18,350		Time Warner, Inc.	329,932
1,100		Tribune Co.	35,167
6,200		Viacom, Inc.	207,080
1,450		Walt Disney Co.	36,149
			1,219,168
		Mining: 0.1%
1,230		Freeport-McMoRan Copper & Gold, Inc.	64,095
440		Phelps Dodge Corp.	59,695
			123,790
		Miscellaneous Manufacturing: 1.0%
3,100		3M Co.	243,288
200		Cooper Industries Ltd.	14,548
1,150		Danaher Corp.	63,825
700		Dover Corp.	28,315
550		Eaton Corp.	35,046
40,700		General Electric Co.	1,453,803
3,350		Honeywell Intl., Inc.	122,409
750		Illinois Tool Works, Inc.	66,203
2,000	@@	Ingersoll-Rand Co. Ltd.	79,260
230		ITT Industries, Inc.	25,015
500		Parker Hannifin Corp.	34,205
530		Textron, Inc.	41,817
			2,207,734
		Office/Business Equipment: 0.0%
800		Pitney Bowes, Inc.	33,328
3,650	@	Xerox Corp.	51,830
			85,158
		Oil and Gas: 2.0%
220		Amerada Hess Corp.	26,954
750		Anadarko Petroleum Corp.	67,958
1,068		Apache Corp.	69,719
2,050		Burlington Resources, Inc.	148,113
10,165		ChevronTexaco Corp.	582,556
6,236		ConocoPhillips	377,340
2,500		Devon Energy Corp.	150,500
800		EOG Resources, Inc.	57,400
35,100		Exxon Mobil Corp.	2,036,852
450		Kerr-McGee Corp.	38,903
1,650		Marathon Oil Corp.	97,829
100		Murphy Oil Corp.	4,946
400	@,@@	Nabors Industries Ltd.	28,004
200		Noble Corp.	14,414
1,780		Occidental Petroleum Corp.	141,154
200	@	Rowan Cos., Inc.	7,176
800		Sunoco, Inc.	61,760
1,100	@	Transocean, Inc.	70,224
1,800		Valero Energy Corp.	173,160
			4,154,962
		Oil and Gas Services: 0.1%
200		Baker Hughes, Inc.	$11,470
200		Halliburton Co.	12,730
50	@	National-Oilwell Varco, Inc.	3,031
2,000		Schlumberger Ltd.	191,460
			218,691
		Packaging and Containers: 0.0%
690		Ball Corp.	28,442
200	@	Sealed Air Corp.	10,342
			38,784
		Pharmaceuticals: 1.0%
6,100		Abbott Laboratories	230,030
550		Allergan, Inc.	55,000
750		AmerisourceBergen Corp.	60,263
1,500		Bristol-Myers Squibb Co.	32,385
2,310		Cardinal Health, Inc.	147,725
1,750	@	Caremark Rx, Inc.	89,933
800		Eli Lilly & Co.	40,400
600	@	Express Scripts, Inc.	50,676
1,250	@	Forest Laboratories, Inc.	48,838
2,350	@	Gilead Sciences, Inc.	119,122
1,120	@	Hospira, Inc.	49,448
1,750	@	King Pharmaceuticals, Inc.	27,528
1,182	@	Medco Health Solutions, Inc.	63,414
8,700		Merck & Co., Inc.	255,779
800		Mylan Laboratories, Inc.	16,712
28,030		Pfizer, Inc.	594,235
5,700		Schering-Plough Corp.	110,124
450	@	Watson Pharmaceuticals, Inc.	15,012
5,250		Wyeth	218,190
			2,224,814
		Pipelines: 0.0%
2,300		El Paso Corp.	25,277
250		Kinder Morgan, Inc.	22,650
1,800		Williams Cos., Inc.	38,700
			86,627
		Real Estate Investment Trusts: 0.1%
250		Apartment Investment & Management Co.	9,683
850		Archstone-Smith Trust	35,539
1,500		Equity Office Properties Trust	46,770
900		ProLogis	40,824
400		Public Storage, Inc.	28,240
800		Simon Property Group, Inc.	61,847
400		Vornado Realty Trust	34,140
			257,043
		Retail: 1.3%
700	@	Autonation, Inc.	14,504
200	@	Autozone, Inc.	17,812
1,200	@	Bed Bath & Beyond, Inc.	51,192
2,055		Best Buy Co., Inc.	99,133
850		Circuit City Stores, Inc.	17,791
1,850		Costco Wholesale Corp.	92,463
600		CVS Corp.	16,212
850		Darden Restaurants, Inc.	30,413
1,100		Dollar General Corp.	20,801
50		Family Dollar Stores, Inc.	1,126

See Accompanying Notes to Financial Statements

80

ING PRINCIPAL PROTECTION FUND III	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Retail (continued)
1,342		Federated Department Stores, Inc.	$86,465
2,150		Gap, Inc.	37,367
8,300		Home Depot, Inc.	346,773
1,500		J.C. Penney Co., Inc. Holding Co.	78,705
1,400	@	Kohl’s Corp.	64,400
1,340		Limited Brands, Inc.	29,815
3,080		Lowe’s Cos., Inc.	207,838
4,850		McDonald’s Corp.	164,173
1,400		Nordstrom, Inc.	51,632
1,160	@	Office Depot, Inc.	34,429
390	@	Sears Holdings Corp.	44,858
3,825		Staples, Inc.	88,358
3,200	@	Starbucks Corp.	97,440
3,550		Target Corp.	189,961
250		Tiffany & Co.	10,175
1,500		TJX Cos., Inc.	33,615
9,500		Wal-Mart Stores, Inc.	461,319
5,240		Walgreen Co.	239,362
650		Wendy’s Intl., Inc.	33,007
1,450		Yum! Brands, Inc.	70,746
			2,731,885
		Savings and Loans: 0.1%
1,040		Golden West Financial Corp.	67,382
3,853		Washington Mutual, Inc.	158,705
			226,087
		Semiconductors: 0.8%
200	@	Altera Corp.	3,652
1,400		Analog Devices, Inc.	53,088
5,850		Applied Materials, Inc.	105,943
1,100	@	Broadcom Corp.	51,194
1,495	@	Freescale Semiconductor, Inc.	38,571
31,460		Intel Corp.	839,352
700		KLA-Tencor Corp.	35,833
1,250		Linear Technology Corp.	46,638
1,400	@	LSI Logic Corp.	11,494
1,150		Maxim Integrated Products, Inc.	42,033
2,050		National Semiconductor Corp.	53,054
550	@	Novellus Systems, Inc.	13,569
650	@	Nvidia Corp.	23,511
250	@	QLogic Corp.	8,265
10,600		Texas Instruments, Inc.	344,287
			1,670,484
		Software: 0.9%
2,000		Adobe Systems, Inc.	65,220
1,230		Autodesk, Inc.	51,316
2,400		Automatic Data Processing, Inc.	112,799
1,520	@	BMC Software, Inc.	31,145
1,050	@	Citrix Systems, Inc.	28,497
1,900		Computer Associates Intl., Inc.	54,169
1,950	@	Compuware Corp.	17,999
1,120	@	Electronic Arts, Inc.	63,123
3,007		First Data Corp.	130,112
750	@	Fiserv, Inc.	34,133
1,150		IMS Health, Inc.	28,118
1,150	@	Intuit, Inc.	61,606
250	@	Mercury Interactive Corp.	6,950
35,450		Microsoft Corp.	982,319
2,400	@	Novell, Inc.	18,672
14,550	@	Oracle Corp.	182,893
1,960	@	Parametric Technology Corp.	$11,466
1,800		Siebel Systems, Inc.	18,900
			1,899,437
		Telecommunications: 1.2%
400	@	ADC Telecommunications, Inc.	8,172
1,450		Alltel Corp.	96,904
14,556		AT&T Corp.	362,595
1,350	@	Avaya, Inc.	16,092
7,050		Bellsouth Corp.	192,183
800		CenturyTel, Inc.	26,480
24,950	@	Cisco Systems, Inc.	437,622
600	@	Comverse Technology, Inc.	15,726
5,800	@	Corning, Inc.	117,450
12,940		Motorola, Inc.	311,725
6,400		QUALCOMM, Inc.	291,008
7,000	@	Qwest Communications Intl., Inc.	36,680
850		Scientific-Atlanta, Inc.	35,972
11,524		Sprint Corp.	288,561
1,350	@	Tellabs, Inc.	13,851
10,850		Verizon Communications, Inc.	346,983
			2,598,004
		Textiles: 0.0%
550		Cintas Corp.	24,596
			24,596
		Toys/Games/Hobbies: 0.0%
900		Hasbro, Inc.	18,378
1,500		Mattel, Inc.	24,975
			43,353
		Transportation: 0.4%
1,400		Burlington Northern Santa Fe Corp.	92,652
750		CSX Corp.	36,480
1,250		FedEx Corp.	122,025
2,100		Norfolk Southern Corp.	92,904
1,100		Union Pacific Corp.	84,194
4,300		United Parcel Service, Inc.	334,970
			763,225
		Total Common Stock (Cost $34,649,557)	44,296,712

Principal Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 77.4%

		Federal National Mortgage Association: 77.4%
$177,000,000		4.690%, due 06/05/07	165,154,630
		Total U.S. Government Agency Obligations (Cost $164,841,277)	165,154,630

U.S. TREASURY OBLIGATIONS: 1.3%

		U.S. Treasury STRIP: 1.3%
3,066,000		4.420%, due 05/15/07	2,879,023
		Total U.S. Treasury Obligations (Cost $2,874,820)	2,879,023
		Total Long-Term Investments (Cost $202,365,654)	212,330,365

See Accompanying Notes to Financial Statements

81

ING PRINCIPAL PROTECTION FUND III	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 0.5%

	Repurchase Agreement: 0.5%
$1,002,000	Goldman Sachs Repurchase Agreement dated 11/30/05, 4.000%, due 12/01/05, $1,002,111 to be received upon repurchase (Collateralized by $1,064,000 Federal National Mortgage Association, 5.650%, Market Value Plus accrued interest $1,022,498, due 03/16/29).		$1,002,000
	Total Short-Term Investments (Cost $1,002,000)		1,002,000
	Total Investments In Securities (Cost $203,367,654)*	100.0%	$213,332,365
	Other Assets and Liabilities-Net	(0.0)	(95,899)
	Net Assets	100.0%	$213,236,466

@                                   Non-income producing security

@@                       Foreign issuer

STRIP             Separate Trading of Registered Interest and Principal of Securities

W                                  When-issued or delayed delivery security

*                                        Cost for federal income tax purposes is $205,531,358.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$8,216,729
Gross Unrealized Depreciation	(415,722)
Net Unrealized Appreciation	$7,801,007

See Accompanying Notes to Financial Statements

82

ING PRINCIPAL PROTECTION FUND IV	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED)

Shares			Value
COMMON STOCK: 42.9%
		Advertising: 0.1%
5,950	@	Interpublic Group of Cos., Inc.	$55,454
2,950		Omnicom Group, Inc.	249,452
			304,906
		Aerospace/Defense: 0.9%
13,200		Boeing Co.	900,108
4,350		General Dynamics Corp.	497,205
1,950		Goodrich Corp.	75,114
1,900		L-3 Communications Holdings, Inc.	141,550
9,950		Lockheed Martin Corp.	602,970
5,753		Northrop Grumman Corp.	330,050
9,652		Raytheon Co.	370,830
4,500		Rockwell Collins, Inc.	205,650
16,820		United Technologies Corp.	905,588
			4,029,065
		Agriculture: 0.9%
44,700		Altria Group, Inc.	3,253,712
17,150		Archer-Daniels-Midland Co.	404,226
2,120		Reynolds American, Inc.	188,722
2,700		UST, Inc.	104,166
			3,950,826
		Airlines: 0.0%
11,000		Southwest Airlines Co.	181,500
			181,500
		Apparel: 0.2%
10,300	@	Coach, Inc.	354,629
970		Jones Apparel Group, Inc.	27,897
2,780		Liz Claiborne, Inc.	96,966
4,130		Nike, Inc.	352,289
800		Reebok Intl., Ltd.	46,064
2,510		VF Corp.	142,192
			1,020,037
		Auto Manufacturers: 0.1%
40,720		Ford Motor Co.	331,053
545		PACCAR, Inc.	39,164
			370,217
		Auto Parts and Equipment: 0.1%
3,700	@	Goodyear Tire & Rubber Co.	63,381
3,000		Johnson Controls, Inc.	208,350
			271,731
		Banks: 2.8%
5,050		AmSouth Bancorporation	134,280
87,274		Bank of America Corp.	4,005,003
8,798		BB&T Corp.	374,355
2,850		Comerica, Inc.	164,360
2,100		Compass Bancshares, Inc.	101,766
1,050		First Horizon National Corp.	40,866
3,500		Huntington Bancshares, Inc.	83,860
6,500		KeyCorp	215,540
1,300		M & T Bank Corp.	140,686
3,050		Marshall & Ilsley Corp.	131,089
6,950		Mellon Financial Corp.	233,798
9,090		National City Corp.	308,242
3,050		Northern Trust Corp.	160,705
4,350		PNC Financial Services Group, Inc.	277,400
7,300		Regions Financial Corp.	$245,937
5,150		State Street Corp.	297,104
6,100		SunTrust Banks, Inc.	443,713
5,184		Synovus Financial Corp.	145,930
13,050		The Bank of New York Co., Inc.	422,819
30,600		U.S. Bancorp	926,567
25,889		Wachovia Corp.	1,382,472
27,150		Wells Fargo & Co.	1,706,377
1,550		Zions Bancorporation	117,227
			12,060,096
		Beverages: 1.4%
12,400		Anheuser-Busch Cos., Inc.	542,376
1,510		Brown-Forman Corp.	103,979
56,900		Coca-Cola Co.	2,429,061
5,200		Coca-Cola Enterprises, Inc.	99,944
2,900	@	Constellation Brands, Inc.	68,498
4,050		Pepsi Bottling Group, Inc.	119,475
46,210		PepsiCo, Inc.	2,735,632
			6,098,965
		Biotechnology: 0.5%
20,250	@	Amgen, Inc.	1,638,833
5,500	@	Biogen Idec, Inc.	235,455
1,900	@	Chiron Corp.	84,170
3,800	@	Genzyme Corp.	282,492
800	@	MedImmune, Inc.	28,728
850	@	Millipore Corp.	54,281
			2,323,959
		Building Materials: 0.1%
2,850		American Standard Cos., Inc.	108,528
7,000		Masco Corp.	208,390
2,100		Vulcan Materials Co.	140,070
			456,988
		Chemicals: 0.7%
3,950		Air Products & Chemicals, Inc.	233,722
1,300		Ashland, Inc.	72,475
18,350		Dow Chemical Co.	830,337
3,750		E.I. du Pont de Nemours & Co.	160,313
1,900		Eastman Chemical Co.	105,127
3,700		Ecolab, Inc.	123,099
1,050		Engelhard Corp.	30,975
1,300		International Flavors & Fragrances, Inc.	42,302
4,550		Monsanto Co.	333,379
5,100		PPG Industries, Inc.	309,723
6,100		Praxair, Inc.	317,200
2,500		Rohm & Haas Co.	109,500
2,450		Sherwin-Williams Co.	107,408
1,300		Sigma-Aldrich Corp.	85,852
			2,861,412
		Commercial Services: 0.4%
22,802		Cendant Corp.	405,192
3,860		Equifax, Inc.	147,838
5,310		H&R Block, Inc.	129,776
8,760		McKesson Corp.	440,628
1,000		Moody’s Corp.	60,150
5,800		Paychex, Inc.	245,978
2,900		R.R. Donnelley & Sons Co.	99,180
4,600		Robert Half Intl., Inc.	175,996
			1,704,738

See Accompanying Notes to Financial Statements

83

ING PRINCIPAL PROTECTION FUND IV	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Computers: 2.2%
2,300	@	Affiliated Computer Services, Inc.	$128,294
22,900	@	Apple Computer, Inc.	1,553,078
2,950	@	Computer Sciences Corp.	148,179
66,440	@	Dell, Inc.	2,003,830
8,450		Electronic Data Systems Corp.	194,773
53,000	@	EMC Corp.	738,290
57,650		Hewlett-Packard Co.	1,710,476
25,900		International Business Machines Corp.	2,302,509
2,150	@	Lexmark Intl., Inc.	102,383
3,500	@	NCR Corp.	118,825
5,450	@	Network Appliance, Inc.	158,704
55,710	@	Sun Microsystems, Inc.	210,027
4,600	@	Unisys Corp.	28,290
			9,397,658
		Cosmetics/Personal Care: 0.9%
1,675		Alberto-Culver Co.	72,829
11,150		Colgate-Palmolive Co.	607,898
55,255		Procter & Gamble Co.	3,160,033
			3,840,760
		Distribution/Wholesale: 0.1%
3,995		Genuine Parts Co.	177,018
1,300		W.W. Grainger, Inc.	91,299
			268,317
		Diversified Financial Services: 3.2%
20,650		American Express Co.	1,061,823
4,090	W	Ameriprise Financial, Inc.	171,985
1,800		Bear Stearns Cos., Inc.	199,782
4,880		Capital One Financial Corp.	405,333
16,550		Charles Schwab Corp.	252,388
5,400		CIT Group, Inc.	267,300
83,300		Citigroup, Inc.	4,044,214
9,508		Countrywide Financial Corp.	330,973
5,500	@	E*TRADE Financial Corp.	107,360
16,150		Fannie Mae	776,008
1,550		Federated Investors, Inc.	56,637
2,400		Franklin Resources, Inc.	222,912
9,950		Goldman Sachs Group, Inc.	1,283,151
11,800		J.P. Morgan Chase & Co.	451,350
6,200		Lehman Brothers Holdings, Inc.	781,200
21,000		MBNA Corp.	562,170
15,500		Merrill Lynch & Co., Inc.	1,029,510
23,500		Morgan Stanley	1,316,704
6,750		SLM Corp.	354,713
1,950		T. Rowe Price Group, Inc.	140,303
			13,815,816
		Electric: 1.3%
11,000	@	AES Corp.	173,470
2,700	@	Allegheny Energy, Inc.	75,141
3,450		Ameren Corp.	180,987
5,750		American Electric Power Co., Inc.	210,105
4,600		CenterPoint Energy, Inc.	60,812
6,350	@	CMS Energy Corp.	88,773
4,350		Consolidated Edison, Inc.	198,099
3,150		Constellation Energy Group, Inc.	166,919
5,500		Dominion Resources, Inc.	417,725
2,900		DTE Energy Co.	126,556
15,100		Duke Energy Corp.	$405,586
7,110		Edison Intl.	320,803
750		Entergy Corp.	52,500
10,950		Exelon Corp.	569,837
5,200		FirstEnergy Corp.	244,192
6,400		FPL Group, Inc.	271,296
6,270		PG&E Corp.	230,611
1,900		Pinnacle West Capital Corp.	78,831
7,200		PPL Corp.	211,680
3,700		Public Service Enterprise Group, Inc.	232,064
11,950		Southern Co.	414,785
4,100		TECO Energy, Inc.	71,709
6,520		TXU Corp.	669,147
6,500		Xcel Energy, Inc.	120,315
			5,591,943
		Electrical Components and Equipment: 0.1%
2,800		American Power Conversion Corp.	62,748
6,800		Emerson Electric Co.	514,148
			576,896
		Electronics: 0.2%
10,900	@	Agilent Technologies, Inc.	388,693
4,300		Applera Corp. - Applied Biosystems Group	118,594
4,330	@	Jabil Circuit, Inc.	143,410
3,500		PerkinElmer, Inc.	79,835
7,900	@	Sanmina-SCI Corp.	32,706
28,920	@	Solectron Corp.	103,823
2,500	@	Thermo Electron Corp.	77,125
1,850	@	Waters Corp.	72,576
			1,016,762
		Engineering and Construction: 0.0%
300		Fluor Corp.	22,230
			22,230
		Entertainment: 0.0%
5,500		International Game Technology	161,425
			161,425
		Environmental Control: 0.1%
8,600		Waste Management, Inc.	257,226
			257,226
		Food: 0.5%
3,000		Campbell Soup Co.	90,630
8,350		ConAgra Foods, Inc.	179,525
5,950		General Mills, Inc.	282,803
7,250		H.J. Heinz Co.	251,720
2,900		Hershey Foods Corp.	157,238
4,150		Kellogg Co.	182,891
10,800	@	Kroger Co.	210,168
2,900		McCormick & Co., Inc.	90,538
7,200		Safeway, Inc.	167,400
2,251		Sara Lee Corp.	40,653
3,600		SUPERVALU, Inc.	117,792
4,100		Tyson Foods, Inc.	69,003
3,200		Wm. Wrigley Jr. Co.	219,488
			2,059,849

See Accompanying Notes to Financial Statements

84

ING PRINCIPAL PROTECTION FUND IV	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Forest Products and Paper: 0.2%
4,450		Georgia-Pacific Corp.	$210,441
2,500		Louisiana-Pacific Corp.	67,425
3,100		MeadWestvaco Corp.	86,769
550		Plum Creek Timber Co., Inc.	21,428
2,400		Temple-Inland, Inc.	100,488
4,100		Weyerhaeuser Co.	271,871
			758,422
		Gas: 0.1%
4,550		NiSource, Inc.	97,962
4,100		Sempra Energy	180,195
			278,157
		Hand/Machine Tools: 0.1%
1,320		Black & Decker Corp.	115,909
400		Snap-On, Inc.	14,948
1,900		Stanley Works	91,200
			222,057
		Healthcare-Products: 1.4%
1,250		Bausch & Lomb, Inc.	101,575
9,450		Baxter Intl., Inc.	367,511
4,080		Becton Dickinson & Co.	237,578
9,500	@	Boston Scientific Corp.	251,560
2,400		C.R. Bard, Inc.	155,688
5,310		Guidant Corp.	327,521
48,350		Johnson & Johnson	2,985,612
19,700		Medtronic, Inc.	1,094,729
6,400	@	St. Jude Medical, Inc.	305,728
1,100		Stryker Corp.	47,630
			5,875,132
		Healthcare-Services: 1.1%
7,960	W	Aetna, Inc.	736,220
4,780	@	Coventry Health Care, Inc.	284,745
4,100	@	Humana, Inc.	187,903
2,350	@	Laboratory Corp. of America Holdings	121,942
1,500		Quest Diagnostics, Inc.	75,135
35,000		UnitedHealth Group, Inc.	2,095,099
16,930	@	WellPoint, Inc.	1,300,732
			4,801,776
		Home Builders: 0.0%
2,200		Lennar Corp.	126,896
			126,896
		Home Furnishings: 0.0%
500		Whirlpool Corp.	40,925
			40,925
		Household Products/Wares: 0.2%
2,570		Clorox Co.	139,500
2,350		Fortune Brands, Inc.	183,206
7,900		Kimberly-Clark Corp.	465,942
			788,648
		Housewares: 0.0%
4,400		Newell Rubbermaid, Inc.	101,508
			101,508
		Insurance: 2.3%
4,850	@@	ACE Ltd.	$269,175
7,700		AFLAC, Inc.	369,600
10,550		Allstate Corp.	591,855
1,900		AMBAC Financial Group, Inc.	145,711
41,750		American Intl. Group, Inc.	2,803,094
5,250		Aon Corp.	191,153
5,180		Chubb Corp.	501,631
2,080		CIGNA Corp.	234,042
2,541		Cincinnati Financial Corp.	113,151
5,100		Hartford Financial Services Group, Inc.	445,587
1,100		Jefferson-Pilot Corp.	61,105
4,000		Lincoln National Corp.	207,920
2,980		Loews Corp.	287,808
2,700		MBIA, Inc.	166,806
17,130		MetLife, Inc.	881,167
2,320		MGIC Investment Corp.	151,032
6,100		Principal Financial Group	309,087
3,200		Progressive Corp.	393,568
11,090		Prudential Financial, Inc.	858,366
2,320		Safeco Corp.	130,500
10,730		St. Paul Travelers Cos., Inc.	499,267
2,300		Torchmark Corp.	124,476
4,400		UnumProvident Corp.	96,800
2,320	@@	XL Capital Ltd.	154,002
			9,986,903
		Internet: 0.4%
18,150	@	eBay, Inc.	813,301
2,350	@	Monster Worldwide, Inc.	91,415
25,750	@	Symantec Corp.	455,003
4,050	@	Yahoo!, Inc.	162,932
			1,522,651
		Iron/Steel: 0.1%
4,200		Nucor Corp.	281,736
3,450		United States Steel Corp.	164,220
			445,956
		Leisure Time: 0.2%
1,550		Brunswick Corp.	60,900
6,950		Carnival Corp.	378,705
4,600		Harley-Davidson, Inc.	247,756
400		Sabre Holdings Corp.	9,148
			696,509
		Lodging: 0.1%
530		Harrah’s Entertainment, Inc.	36,088
5,300		Hilton Hotels Corp.	116,176
3,230		Marriott Intl., Inc.	208,690
3,500		Starwood Hotels & Resorts Worldwide, Inc.	211,750
			572,704
		Machinery-Diversified: 0.1%
300		Cummins, Inc.	26,700
3,750		Deere & Co.	260,063
2,700		Rockwell Automation, Inc.	152,361
			439,124

See Accompanying Notes to Financial Statements

85

ING PRINCIPAL PROTECTION FUND IV	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Media: 1.2%
8,800		Clear Channel Communications, Inc.	$286,528
35,800	@	Comcast Corp.	945,120
800		Gannett Co., Inc.	49,296
11,070		McGraw-Hill Cos., Inc.	587,264
1,150		Meredith Corp.	58,650
2,400		New York Times Co.	66,000
39,550		News Corp.	585,736
76,350		Time Warner, Inc.	1,372,772
4,300		Tribune Co.	137,471
25,800		Viacom, Inc.	861,720
6,450		Walt Disney Co.	160,799
			5,111,356
		Mining: 0.1%
5,200		Freeport-McMoRan Copper & Gold, Inc.	270,972
1,700		Newmont Mining Corp.	78,404
1,750		Phelps Dodge Corp.	237,423
			586,799
		Miscellaneous Manufacturing: 2.2%
12,800		3M Co.	1,004,544
1,800		Cooper Industries Ltd.	130,932
4,500		Danaher Corp.	249,750
2,950		Dover Corp.	119,328
2,400		Eaton Corp.	152,928
169,250		General Electric Co.	6,045,610
13,900		Honeywell Intl., Inc.	507,906
3,300		Illinois Tool Works, Inc.	291,291
8,600	@@	Ingersoll-Rand Co. Ltd.	340,818
1,450		ITT Industries, Inc.	157,702
2,200		Parker Hannifin Corp.	150,502
2,230		Textron, Inc.	175,947
			9,327,258
		Office/Business Equipment: 0.1%
4,300		Pitney Bowes, Inc.	179,138
14,900	@	Xerox Corp.	211,580
			390,718
		Oil and Gas: 4.0%
1,060		Amerada Hess Corp.	129,871
2,950		Anadarko Petroleum Corp.	267,300
4,500		Apache Corp.	293,760
8,900		Burlington Resources, Inc.	643,025
42,503		ChevronTexaco Corp.	2,435,846
25,750		ConocoPhillips	1,558,132
10,600		Devon Energy Corp.	638,120
4,500		EOG Resources, Inc.	322,875
147,450		Exxon Mobil Corp.	8,556,523
1,750		Kerr-McGee Corp.	151,288
6,800		Marathon Oil Corp.	403,172
400		Murphy Oil Corp.	19,784
1,800	@,@@	Nabors Industries Ltd.	126,018
400		Noble Corp.	28,828
7,140		Occidental Petroleum Corp.	566,202
1,300	@	Rowan Cos., Inc.	46,644
3,600		Sunoco, Inc.	277,920
4,350	@	Transocean, Inc.	277,704
7,300		Valero Energy Corp.	702,260
			17,445,272
		Oil and Gas Services: 0.2%
1,000		Baker Hughes, Inc.	$57,350
1,500		Halliburton Co.	95,475
200	@	National-Oilwell Varco, Inc.	12,124
8,200		Schlumberger Ltd.	784,986
			949,935
		Packaging and Containers: 0.0%
2,600		Ball Corp.	107,172
1,500	@	Sealed Air Corp.	77,565
			184,737
		Pharmaceuticals: 2.1%
25,300		Abbott Laboratories	954,063
2,450		Allergan, Inc.	245,000
3,080		AmerisourceBergen Corp.	247,478
6,300		Bristol-Myers Squibb Co.	136,017
9,360		Cardinal Health, Inc.	598,572
7,450	@	Caremark Rx, Inc.	382,856
3,700		Eli Lilly & Co.	186,850
2,500	@	Express Scripts, Inc.	211,150
5,050	@	Forest Laboratories, Inc.	197,304
9,800	@	Gilead Sciences, Inc.	496,762
4,640	@	Hospira, Inc.	204,856
5,100	@	King Pharmaceuticals, Inc.	80,223
4,348	@	Medco Health Solutions, Inc.	233,270
36,350		Merck & Co., Inc.	1,068,690
3,600		Mylan Laboratories, Inc.	75,204
119,970		Pfizer, Inc.	2,543,363
23,900		Schering-Plough Corp.	461,748
1,900	@	Watson Pharmaceuticals, Inc.	63,384
21,750		Wyeth	903,930
			9,290,720
		Pipelines: 0.1%
9,200		El Paso Corp.	101,108
1,450		Kinder Morgan, Inc.	131,370
7,900		Williams Cos., Inc.	169,850
			402,328
		Real Estate Investment Trusts: 0.3%
1,650		Apartment Investment & Management Co.	63,905
3,600		Archstone-Smith Trust	150,516
6,600		Equity Office Properties Trust	205,788
4,050		ProLogis	183,708
1,700		Public Storage, Inc.	120,020
3,200		Simon Property Group, Inc.	247,392
1,900		Vornado Realty Trust	162,165
			1,133,494
		Retail: 2.6%
2,850	@	Autonation, Inc.	59,052
500	@	Autozone, Inc.	44,530
4,950	@	Bed Bath & Beyond, Inc.	211,167
8,850		Best Buy Co., Inc.	426,924
2,850		Circuit City Stores, Inc.	59,651
7,550		Costco Wholesale Corp.	377,349
2,600		CVS Corp.	70,252
3,950		Darden Restaurants, Inc.	141,331
4,500		Dollar General Corp.	85,095
1,450		Family Dollar Stores, Inc.	32,640
5,717		Federated Department Stores, Inc.	368,346
9,220		Gap, Inc.	160,244

See Accompanying Notes to Financial Statements

86

ING PRINCIPAL PROTECTION FUND IV	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Retail (continued)
34,890		Home Depot, Inc.	$1,457,703
5,450		J.C. Penney Co., Inc. Holding Co.	285,962
5,600	@	Kohl’s Corp.	257,600
5,800		Limited Brands, Inc.	129,050
12,640		Lowe’s Cos., Inc.	852,947
20,000		McDonald’s Corp.	677,000
6,400		Nordstrom, Inc.	236,032
4,750	@	Office Depot, Inc.	140,980
1,790	@	Sears Holdings Corp.	205,886
15,835		Staples, Inc.	365,789
13,500	@	Starbucks Corp.	411,075
14,450		Target Corp.	773,220
1,200		Tiffany & Co.	48,840
6,800		TJX Cos., Inc.	152,388
40,600		Wal-Mart Stores, Inc.	1,971,535
22,300		Walgreen Co.	1,018,663
1,950		Wendy’s Intl., Inc.	99,021
6,250		Yum! Brands, Inc.	304,938
			11,425,210
		Savings and Loans: 0.2%
4,800		Golden West Financial Corp.	310,992
15,956		Washington Mutual, Inc.	657,228
			968,220
		Semiconductors: 1.6%
1,200	@	Altera Corp.	21,912
6,100		Analog Devices, Inc.	231,312
26,400		Applied Materials, Inc.	478,104
4,450	@	Broadcom Corp.	207,103
6,490	@	Freescale Semiconductor, Inc.	167,442
131,300		Intel Corp.	3,503,083
2,850		KLA-Tencor Corp.	145,892
4,600		Linear Technology Corp.	171,626
5,700	@	LSI Logic Corp.	46,797
4,800		Maxim Integrated Products, Inc.	175,440
8,750		National Semiconductor Corp.	226,450
2,500	@	Novellus Systems, Inc.	61,675
2,850	@	Nvidia Corp.	103,085
1,900	@	QLogic Corp.	62,814
41,100		Texas Instruments, Inc.	1,334,928
			6,937,663
		Software: 1.8%
8,020		Adobe Systems, Inc.	261,532
6,100		Autodesk, Inc.	254,492
9,450		Automatic Data Processing, Inc.	444,150
6,560	@	BMC Software, Inc.	134,414
4,250	@	Citrix Systems, Inc.	115,345
7,700		Computer Associates Intl., Inc.	219,527
9,400	@	Compuware Corp.	86,762
4,600	@	Electronic Arts, Inc.	259,256
12,128		First Data Corp.	524,779
2,750	@	Fiserv, Inc.	125,153
3,650		IMS Health, Inc.	89,243
4,600	@	Intuit, Inc.	246,422
1,750	@	Mercury Interactive Corp.	48,650
147,050		Microsoft Corp.	4,074,755
6,400	@	Novell, Inc.	49,792
60,660	@	Oracle Corp.	762,495
8,070	@	Parametric Technology Corp.	47,210
7,450		Siebel Systems, Inc.	78,225
			7,822,202
		Telecommunications: 2.5%
1,800	@	ADC Telecommunications, Inc.	$36,774
6,100		Alltel Corp.	407,663
59,954		AT&T Corp.	1,493,455
1,350	@	Avaya, Inc.	16,092
29,800		Bellsouth Corp.	812,348
3,150		CenturyTel, Inc.	104,265
104,050	@	Cisco Systems, Inc.	1,825,036
4,200	@	Comverse Technology, Inc.	110,082
23,900	@	Corning, Inc.	483,975
54,340		Motorola, Inc.	1,309,051
26,550		QUALCOMM, Inc.	1,207,229
29,400	@	Qwest Communications Intl., Inc.	154,056
3,850		Scientific-Atlanta, Inc.	162,932
47,820		Sprint Corp.	1,197,413
7,550	@	Tellabs, Inc.	77,463
45,050		Verizon Communications, Inc.	1,440,699
			10,838,533
		Textiles: 0.0%
2,350		Cintas Corp.	105,092
			105,092
		Toys/Games/Hobbies: 0.1%
4,300		Hasbro, Inc.	87,806
6,450		Mattel, Inc.	107,393
			195,199
		Transportation: 0.7%
5,950		Burlington Northern Santa Fe Corp.	393,771
3,520		CSX Corp.	171,213
5,100		FedEx Corp.	497,862
8,750		Norfolk Southern Corp.	387,100
4,250		Union Pacific Corp.	325,295
17,950		United Parcel Service, Inc.	1,398,305
			3,173,546
		Total Common Stock (Cost $139,734,699)	185,588,972

Principal Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 54.8%

		Federal National Mortgage Association: 54.8%
$258,710,000		4.790%, due 10/05/07	237,277,946
		Total U.S. Government Agency Obligations (Cost $244,070,989)	237,277,946

U.S. TREASURY OBLIGATIONS: 1.8%

		U.S. Treasury STRIP: 1.8%
8,659,000		4.440%, due 08/15/07	8,039,509
		Total U.S. Treasury Obligations (Cost $8,060,602)	8,039,509
		Total Long-Term Investments (Cost $391,866,290)	430,906,427

See Accompanying Notes to Financial Statements

87

ING PRINCIPAL PROTECTION FUND IV	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 0.9%

	Repurchase Agreement: 0.9%
$3,768,000	Goldman Sachs Repurchase Agreement dated 11/30/05, 4.000%, due 12/01/05, $3,768,419 to be received upon repurchase (Collateralized by $4,000,000 Federal National Mortgage Association, 5.650%, Market Value plus accrued interest $3,843,976, due 03/16/29).		$3,768,000
	Total Short-Term Investments (Cost $3,768,000)		3,768,000
	Total Investments In Securities (Cost $395,634,290)*	100.4%	$434,674,427
	Other Assets and Liabilities-Net	(0.4)	(1,847,990)
	Net Assets	100.0%	$432,826,437

@                                    Non-income producing security

@@                        Foreign issuer

STRIP              Separate Trading of Registered Interest and Principal of Securities

W                                   When-issued or delayed delivery security

*                                         Cost for federal income tax purposes is $398,353,371.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$45,191,169
Gross Unrealized Depreciation	(8,870,113)
Net Unrealized Appreciation	$36,321,056

See Accompanying Notes to Financial Statements

88

ING PRINCIPAL PROTECTION FUND V	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED)

Shares			Value
COMMON STOCK: 37.3%
		Advertising: 0.1%
4,550	@	Interpublic Group of Cos., Inc.	$42,406
2,150		Omnicom Group, Inc.	181,804
			224,210
		Aerospace/Defense: 0.8%
9,300		Boeing Co.	634,167
3,100		General Dynamics Corp.	354,330
1,400		Goodrich Corp.	53,928
1,350		L-3 Communications Holdings, Inc.	100,575
7,070		Lockheed Martin Corp.	428,442
4,117		Northrop Grumman Corp.	236,192
6,881		Raytheon Co.	264,368
3,200		Rockwell Collins, Inc.	146,240
11,600		United Technologies Corp.	624,544
			2,842,786
		Agriculture: 0.8%
31,650		Altria Group, Inc.	2,303,804
13,020		Archer-Daniels-Midland Co.	306,881
1,490		Reynolds American, Inc.	132,640
1,900		UST, Inc.	73,302
			2,816,627
		Airlines: 0.0%
7,800		Southwest Airlines Co.	128,700
			128,700
		Apparel: 0.2%
7,920	@	Coach, Inc.	272,685
1,360		Jones Apparel Group, Inc.	39,114
1,950		Liz Claiborne, Inc.	68,016
3,040		Nike, Inc.	259,312
500		Reebok Intl., Ltd.	28,790
1,660		VF Corp.	94,039
			761,956
		Auto Manufacturers: 0.1%
29,380		Ford Motor Co.	238,859
375		PACCAR, Inc.	26,948
			265,807
		Auto Parts and Equipment: 0.1%
2,200	@	Goodyear Tire & Rubber Co.	37,686
			149,318
			187,004
		Banks: 2.4%
4,600		AmSouth Bancorporation	122,314
61,844		Bank of America Corp.	2,838,020
6,163		BB&T Corp.	262,236
2,200		Comerica, Inc.	126,874
1,400		Compass Bancshares, Inc.	67,844
700		First Horizon National Corp.	27,244
2,450		Huntington Bancshares, Inc.	58,702
4,600		KeyCorp	152,536
950		M & T Bank Corp.	102,809
2,600		Marshall & Ilsley Corp.	111,748
4,900		Mellon Financial Corp.	164,836
6,500		National City Corp.	220,415
2,200		Northern Trust Corp.	115,918
3,150		PNC Financial Services Group, Inc.	200,876
5,200		Regions Financial Corp.	$175,188
3,850		State Street Corp.	222,107
4,150		SunTrust Banks, Inc.	301,871
3,649		Synovus Financial Corp.	102,719
9,150		The Bank of New York Co., Inc.	296,460
21,550		U.S. Bancorp	652,534
18,299		Wachovia Corp.	977,166
19,300		Wells Fargo & Co.	1,213,004
1,150		Zions Bancorporation	86,975
			8,600,396
		Beverages: 1.2%
8,800		Anheuser-Busch Cos., Inc.	384,912
980		Brown-Forman Corp.	67,483
40,200		Coca-Cola Co.	1,716,138
3,550		Coca-Cola Enterprises, Inc.	68,231
2,100	@	Constellation Brands, Inc.	49,602
2,550		Pepsi Bottling Group, Inc.	75,225
32,660		PepsiCo, Inc.	1,933,472
			4,295,063
		Biotechnology: 0.5%
14,400	@	Amgen, Inc.	1,165,392
3,800	@	Biogen Idec, Inc.	162,678
1,400	@	Chiron Corp.	62,020
2,650	@	Genzyme Corp.	197,001
500	@	MedImmune, Inc.	17,955
450	@	Millipore Corp.	28,737
			1,633,783
		Building Materials: 0.1%
2,800		American Standard Cos., Inc.	106,624
4,900		Masco Corp.	145,873
1,400		Vulcan Materials Co.	93,380
			345,877
		Chemicals: 0.6%
2,700		Air Products & Chemicals, Inc.	159,759
900		Ashland, Inc.	50,175
11,900		Dow Chemical Co.	538,475
2,600		E.I. du Pont de Nemours & Co.	111,150
1,000		Eastman Chemical Co.	55,330
2,500		Ecolab, Inc.	83,175
700		Engelhard Corp.	20,650
1,100	@	Hercules, Inc.	12,936
1,100		International Flavors & Fragrances, Inc.	35,794
3,300		Monsanto Co.	241,791
3,550		PPG Industries, Inc.	215,592
4,150		Praxair, Inc.	215,800
1,850		Rohm & Haas Co.	81,030
1,250		Sherwin-Williams Co.	54,800
800		Sigma-Aldrich Corp.	52,832
			1,929,289
		Commercial Services: 0.4%
16,101		Cendant Corp.	286,115
2,150		Equifax, Inc.	82,345
6,200		H&R Block, Inc.	151,528
6,100		McKesson Corp.	306,830
700		Moody’s Corp.	42,105
4,200		Paychex, Inc.	178,122
2,950		R.R. Donnelley & Sons Co.	100,890
2,350		Robert Half Intl., Inc.	89,911
			1,237,846

See Accompanying Notes to Financial Statements

89

ING PRINCIPAL PROTECTION FUND V	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Computers: 1.8%
1,600	@	Affiliated Computer Services, Inc.	$89,248
16,180	@	Apple Computer, Inc.	1,097,328
2,600	@	Computer Sciences Corp.	130,598
46,830	@	Dell, Inc.	1,412,392
5,950		Electronic Data Systems Corp.	137,148
37,400	@	EMC Corp.	520,982
36,300		Hewlett-Packard Co.	1,077,021
18,300		International Business Machines Corp.	1,626,869
1,350	@	Lexmark Intl., Inc.	64,287
2,100	@	NCR Corp.	71,295
3,740	@	Network Appliance, Inc.	108,909
39,280	@	Sun Microsystems, Inc.	148,086
3,000	@	Unisys Corp.	18,450
			6,502,613
		Cosmetics/Personal Care: 0.8%
1,300		Alberto-Culver Co.	56,524
7,900		Colgate-Palmolive Co.	430,708
38,875		Procter & Gamble Co.	2,223,261
			2,710,493

		Distribution/Wholesale: 0.1%	120,301
2,715		Genuine Parts Co.	80,765
1,150		W.W. Grainger, Inc.	201,066

		Diversified Financial Services: 2.8%
14,700		American Express Co.	755,874
2,960	W	Ameriprise Financial, Inc.	124,468
1,240		Bear Stearns Cos., Inc.	137,628
3,450		Capital One Financial Corp.	286,557
11,700		Charles Schwab Corp.	178,425
3,550		CIT Group, Inc.	175,725
59,000		Citigroup, Inc.	2,864,449
6,698		Countrywide Financial Corp.	233,157
3,800	@	E*TRADE Financial Corp.	74,176
11,450		Fannie Mae	550,173
1,100		Federated Investors, Inc.	40,194
1,600		Franklin Resources, Inc.	148,608
7,050		Goldman Sachs Group, Inc.	909,168
8,300		J.P. Morgan Chase & Co.	317,475
4,330		Lehman Brothers Holdings, Inc.	545,580
14,800		MBNA Corp.	396,196
10,900		Merrill Lynch & Co., Inc.	723,978
16,600		Morgan Stanley	930,097
4,600		SLM Corp.	241,730
1,400		T. Rowe Price Group, Inc.	100,730
			9,734,388
		Electric: 1.1%
7,750	@	AES Corp.	122,218
1,650	@	Allegheny Energy, Inc.	45,920
2,550		Ameren Corp.	133,773
4,300		American Electric Power Co., Inc.	157,122
3,300		CenterPoint Energy, Inc.	43,626
3,150	@	CMS Energy Corp.	44,037
2,550		Consolidated Edison, Inc.	116,127
2,500		Constellation Energy Group, Inc.	132,475
3,900		Dominion Resources, Inc.	296,205
2,200		DTE Energy Co.	96,008

11,450		Duke Energy Corp.	$307,547
6,220		Edison Intl.	280,646
500		Entergy Corp.	35,000
7,700		Exelon Corp.	400,708
3,700		FirstEnergy Corp.	173,752
4,600		FPL Group, Inc.	194,994
4,150		PG&E Corp.	152,637
1,400		Pinnacle West Capital Corp.	58,086
5,200		PPL Corp.	152,880
3,150		Public Service Enterprise Group, Inc.	197,568
8,400		Southern Co.	291,564
2,950		TECO Energy, Inc.	51,596
4,580		TXU Corp.	470,044
4,600		Xcel Energy, Inc.	85,146
			4,039,679

		Electrical Components and Equipment: 0.1%
2,200		American Power Conversion Corp.	49,302
4,750		Emerson Electric Co.	359,148
			408,450
		Electronics: 0.2%
7,650	@	Agilent Technologies, Inc.	272,799
1,650		Applera Corp. - Applied Biosystems Group	45,507
2,150	@	Jabil Circuit, Inc.	71,208
2,300		PerkinElmer, Inc.	52,463
5,600	@	Sanmina-SCI Corp.	23,184
20,350	@	Solectron Corp.	73,057
2,600	@	Thermo Electron Corp.	80,210
1,400	@	Waters Corp.	54,922
			673,350
		Engineering and Construction: 0.0%
200		Fluor Corp.	14,820
			14,820
		Entertainment: 0.0%
3,850		International Game Technology	112,998
			112,998
		Environmental Control: 0.0%
5,600		Waste Management, Inc.	167,496
			167,496
		Food: 0.4%
3,250		Campbell Soup Co.	98,183
5,850		ConAgra Foods, Inc.	125,775
4,300		General Mills, Inc.	204,378
3,850		H.J. Heinz Co.	133,672
2,200		Hershey Foods Corp.	119,284
3,000		Kellogg Co.	132,210
7,700	@	Kroger Co.	149,842
1,400		McCormick & Co., Inc.	43,708
4,950		Safeway, Inc.	115,088
1,538		Sara Lee Corp.	27,776
2,450		SUPERVALU, Inc.	80,164
2,800		Tyson Foods, Inc.	47,124
2,750		Wm. Wrigley Jr. Co.	188,623
			1,465,827

See Accompanying Notes to Financial Statements

90

ING PRINCIPAL PROTECTION FUND V	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value

		Forest Products and Paper: 0.2%
3,200		Georgia-Pacific Corp.	$151,328
1,850		Louisiana-Pacific Corp.	49,895
2,300		MeadWestvaco Corp.	64,377
400		Plum Creek Timber Co., Inc.	15,584
1,600		Temple-Inland, Inc.	66,992
2,800		Weyerhaeuser Co.	185,668
			533,844
		Gas: 0.1%
400		Nicor, Inc.	16,040
3,200		NiSource, Inc.	68,896
2,950		Sempra Energy	129,653
			214,589
		Hand/Machine Tools: 0.0%
970		Black & Decker Corp.	85,176
300		Snap-On, Inc.	11,211
1,500		Stanley Works	72,000
			168,387
		Healthcare-Products: 1.2%
850		Bausch & Lomb, Inc.	69,071
7,100		Baxter Intl., Inc.	276,119
3,020		Becton Dickinson & Co.	175,855
6,770	@	Boston Scientific Corp.	179,270
1,300		C.R. Bard, Inc.	84,331
3,710		Guidant Corp.	228,833
34,200		Johnson & Johnson	2,111,849
13,800		Medtronic, Inc.	766,866
3,750	@	St. Jude Medical, Inc.	179,138
800		Stryker Corp.	34,640
			4,105,972
		Healthcare-Services: 1.0%
5,680	W	Aetna, Inc.	525,343
2,735	@	Coventry Health Care, Inc.	162,924
3,390	@	Humana, Inc.	155,364
1,600	@	Laboratory Corp. of America Holdings	83,024
1,000		Quest Diagnostics, Inc.	50,090
24,670		UnitedHealth Group, Inc.	1,476,746
11,880	@	WellPoint, Inc.	912,740
			3,366,231
		Home Builders: 0.0%
1,500		Lennar Corp.	86,520
			86,520
		Home Furnishings: 0.0%
400		Whirlpool Corp.	32,740
			32,740
		Household Products/Wares: 0.2%
1,850		Clorox Co.	100,418
1,600		Fortune Brands, Inc.	124,736
5,650		Kimberly-Clark Corp.	333,237
			558,391
		Housewares: 0.0%
2,950		Newell Rubbermaid, Inc.	68,057
			68,057
		Insurance: 2.0%
3,460	@@	ACE Ltd.	$192,030
5,850		AFLAC, Inc.	280,800
7,510		Allstate Corp.	421,311
1,350		AMBAC Financial Group, Inc.	103,532
29,600		American Intl. Group, Inc.	1,987,343
3,650		Aon Corp.	132,897
3,790		Chubb Corp.	367,024
1,400		CIGNA Corp.	157,528
2,184		Cincinnati Financial Corp.	97,254
3,550		Hartford Financial Services Group, Inc.	310,164
150		Jefferson-Pilot Corp.	8,333
2,650		Lincoln National Corp.	137,747
2,130		Loews Corp.	205,715
1,500		MBIA, Inc.	92,670
14,520		MetLife, Inc.	746,908
1,850		MGIC Investment Corp.	120,435
4,300		Principal Financial Group	217,881
2,370		Progressive Corp.	291,486
7,900		Prudential Financial, Inc.	611,460
1,640		Safeco Corp.	92,250
7,650		St. Paul Travelers Cos., Inc.	355,955
1,650		Torchmark Corp.	89,298
2,800		UnumProvident Corp.	61,600
1,530	@@	XL Capital Ltd.	101,561
			7,183,182
		Internet: 0.3%
12,800	@	eBay, Inc.	573,568
1,650	@	Monster Worldwide, Inc.	64,185
18,269	@	Symantec Corp.	322,813
2,950	@	Yahoo!, Inc.	118,679
			1,079,245
		Iron/Steel: 0.1%
2,570		Nucor Corp.	172,396
2,240		United States Steel Corp.	106,624
			279,020
		Leisure Time: 0.1%
1,150		Brunswick Corp.	45,184
4,900		Carnival Corp.	267,001
3,650		Harley-Davidson, Inc.	196,589
300		Sabre Holdings Corp.	6,861
			515,635
		Lodging: 0.1%
400		Harrah’s Entertainment, Inc.	27,236
3,900		Hilton Hotels Corp.	85,488
2,440		Marriott Intl., Inc.	157,648
2,100		Starwood Hotels & Resorts Worldwide, Inc.	127,050
			397,422
		Machinery-Diversified: 0.1%
150		Cummins, Inc.	13,350
2,450		Deere & Co.	169,908
2,200		Rockwell Automation, Inc.	124,146
			307,404

See Accompanying Notes to Financial Statements

91

ING PRINCIPAL PROTECTION FUND V	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Media: 1.0%
6,200		Clear Channel Communications, Inc.	$201,872
24,350	@	Comcast Corp.	642,840
500		Gannett Co., Inc.	30,810
7,870		McGraw-Hill Cos., Inc.	417,504
850		Meredith Corp.	43,350
1,800		New York Times Co.	49,500
28,150		News Corp.	416,902
53,900		Time Warner, Inc.	969,121
3,100		Tribune Co.	99,107
18,150		Viacom, Inc.	606,210
4,500		Walt Disney Co.	112,185
			3,589,401
		Mining: 0.1%
3,600		Freeport-McMoRan Copper & Gold, Inc.	187,596
1,200		Newmont Mining Corp.	55,344
1,140		Phelps Dodge Corp.	154,664
			397,604
		Miscellaneous Manufacturing: 1.9%
9,000		3M Co.	706,320
1,250		Cooper Industries Ltd.	90,925
3,250		Danaher Corp.	180,375
2,150		Dover Corp.	86,968
2,100		Eaton Corp.	133,812
120,850		General Electric Co.	4,316,761
9,900		Honeywell Intl., Inc.	361,746
2,650		Illinois Tool Works, Inc.	233,916
6,000	@@	Ingersoll-Rand Co. Ltd.	237,780
1,100		ITT Industries, Inc.	119,636
1,500		Parker Hannifin Corp.	102,615
1,800		Textron, Inc.	142,020
			6,712,874
		Office/Business Equipment: 0.1%
2,300		Pitney Bowes, Inc.	95,818
9,550	@	Xerox Corp.	135,610
			231,428
		Oil and Gas: 3.5%
800		Amerada Hess Corp.	98,016
2,350		Anadarko Petroleum Corp.	212,934
3,220		Apache Corp.	210,202
6,400		Burlington Resources, Inc.	462,400
30,061		ChevronTexaco Corp.	1,722,795
18,250		ConocoPhillips	1,104,307
8,000		Devon Energy Corp.	481,600
3,250		EOG Resources, Inc.	233,188
104,050		Exxon Mobil Corp.	6,038,021
1,300		Kerr-McGee Corp.	112,385
4,820		Marathon Oil Corp.	285,778
300		Murphy Oil Corp.	14,838
1,300	@,@@	Nabors Industries Ltd.	91,013
300		Noble Corp.	21,621
5,200		Occidental Petroleum Corp.	412,360
1,000	@	Rowan Cos., Inc.	35,880
2,500		Sunoco, Inc.	193,000
3,200	@	Transocean, Inc.	204,288
5,250		Valero Energy Corp.	505,049
			12,439,675
		Oil and Gas Services: 0.2%
700		Baker Hughes, Inc.	$40,145
1,050		Halliburton Co.	66,833
750	@	National-Oilwell Varco, Inc.	45,465
5,800		Schlumberger Ltd.	555,234
			707,677
		Packaging and Containers: 0.0%
1,300		Ball Corp.	53,586
1,100	@	Sealed Air Corp.	56,881
			110,467
		Pharmaceuticals: 1.9%
17,900		Abbott Laboratories	675,009
1,850		Allergan, Inc.	185,000
2,200		AmerisourceBergen Corp.	176,770
4,500		Bristol-Myers Squibb Co.	97,155
6,640		Cardinal Health, Inc.	424,628
5,080	@	Caremark Rx, Inc.	261,061
2,500		Eli Lilly & Co.	126,250
1,900	@	Express Scripts, Inc.	160,474
3,550	@	Forest Laboratories, Inc.	138,699
6,950	@	Gilead Sciences, Inc.	352,296
3,370	@	Hospira, Inc.	148,786
3,880	@	King Pharmaceuticals, Inc.	61,032
3,260	@	Medco Health Solutions, Inc.	174,899
25,800		Merck & Co., Inc.	758,520
2,500		Mylan Laboratories, Inc.	52,225
84,590		Pfizer, Inc.	1,793,307
17,100		Schering-Plough Corp.	330,372
1,450	@	Watson Pharmaceuticals, Inc.	48,372
15,500		Wyeth	644,180
			6,609,035
		Pipelines: 0.1%
6,500		El Paso Corp.	71,435
900		Kinder Morgan, Inc.	81,540
4,650		Williams Cos., Inc.	99,975
			252,950
		Real Estate Investment Trusts: 0.2%
1,250		Apartment Investment & Management Co.	48,413
2,500		Archstone-Smith Trust	104,525
4,600		Equity Office Properties Trust	143,428
2,800		ProLogis	127,008
1,200		Public Storage, Inc.	84,720
2,050		Simon Property Group, Inc.	158,485
1,300		Vornado Realty Trust	110,955
			777,534
		Retail: 2.3%
2,100	@	Autonation, Inc.	43,512
400	@	Autozone, Inc.	35,624
3,400	@	Bed Bath & Beyond, Inc.	145,044
6,185		Best Buy Co., Inc.	298,364
3,050		Circuit City Stores, Inc.	63,837
5,400		Costco Wholesale Corp.	269,892
1,900		CVS Corp.	51,338
2,700		Darden Restaurants, Inc.	96,606
3,200		Dollar General Corp.	60,512
950		Family Dollar Stores, Inc.	21,385
4,146		Federated Department Stores, Inc.	267,127

See Accompanying Notes to Financial Statements

92

ING PRINCIPAL PROTECTION FUND V	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Retail (continued)
6,590		Gap, Inc.	$114,534
24,670		Home Depot, Inc.	1,030,712
3,850		J.C. Penney Co., Inc. Holding Co.	202,010
3,850	@	Kohl’s Corp.	177,100
4,100		Limited Brands, Inc.	91,225
8,930		Lowe’s Cos., Inc.	602,595
14,100		McDonald’s Corp.	477,285
4,400		Nordstrom, Inc.	162,272
3,350	@	Office Depot, Inc.	99,428
1,800		RadioShack Corp.	41,058
1,350	@	Sears Holdings Corp.	155,277
11,210		Staples, Inc.	258,951
9,000	@	Starbucks Corp.	274,050
9,950		Target Corp.	532,425
900		Tiffany & Co.	36,630
5,650		TJX Cos., Inc.	126,617
28,700		Wal-Mart Stores, Inc.	1,393,671
15,780		Walgreen Co.	720,829
1,270		Wendy’s Intl., Inc.	64,491
4,450		Yum! Brands, Inc.	217,116
			8,131,517
		Savings and Loans; 0.2%
2,750		Golden West Financial Corp.	178,173
11,262		Washington Mutual, Inc.	463,881
			642,054
		Semiconductors: 1.4%
850	@	Altera Corp	15,521
4,200		Analog Devices, Inc.	159,264
18,600		Applied Materials, Inc.	336,846
3,200	@	Broadcom Corp.	148,928
4,554	@	Freescale Semiconductor, Inc.	117,493
92,850		Intel Corp.	2,477,238
2,200		KLA-Tencor Corp.	112,618
3,300		Linear Technology Corp.	123,123
4,100	@	LSI Logic Corp.	33,661
3,400		Maxim Integrated Products, Inc.	124,270
6,150		National Semiconductor Corp.	159,162
1,950	@	Novellus Systems, Inc.	48,107
2,100	@	Nvidia Corp.	75,957
1,400	@	QLogic Corp.	46,284
31,500		Texas Instruments, Inc.	1,023,120
			5,001,592
		Software: 1.6%
5,590		Adobe Systems, Inc.	182,290
3,550		Autodesk, Inc.	148,106
6,650		Automatic Data Processing, Inc.	312,550
3,600	@	BMC Software, Inc.	73,764
3,050	@	Citrix Systems, Inc.	82,777
5,500		Computer Associates Intl., Inc.	156,805
5,750	@	Compuware Corp.	53,073
3,250	@	Electronic Arts, Inc.	183,170
8,890		First Data Corp.	384,670
2,150	@	Fiserv, Inc.	97,847
2,300		IMS Health, Inc.	56,235
3,500	@	Intuit, Inc.	187,495
1,250	@	Mercury Interactive Corp.	34,750
104,050		Microsoft Corp.	2,883,225
3,700	@	Novell, Inc.	28,786
43,040	@	Oracle Corp.	541,012
5,450	@	Parametric Technology Corp.	$31,883
5,600		Siebel Systems, Inc.	58,800
			5,497,238
		Telecommunications: 2.2%
1,300		ADC Telecommunications, Inc.	26,559
4,350	@	Alltel Corp.	290,711
42,286		AT&T Corp.	1,053,343
1,000	@	Avaya, Inc..	11,920
21,000		Bellsouth Corp.	572,460
2,100		CenturyTel, Inc.	69,510
73,300	@	Cisco Systems, Inc.	1,285,681
2,600	@	Comverse Technology, Inc.	68,146
16,850	@	Corning, Inc.	341,213
38,380		Motorola, Inc.	924,574
18,750		QUALCOMM, Inc.	852,563
20,700	@	Qwest Communications Intl., Inc.	108,468
2,550		Scientific-Atlanta, Inc.	107,916
33,702		Sprint Corp.	843,898
4,400	@	Tellabs, Inc.	45,144
31,750		Verizon Communications, Inc.	1,015,365
			7,617,471
		Textiles: 0.0%
2,000		Cintas Corp.	89,440
			89,440
		Toys/Games/Hobbies: 0.0%
3,050		Hasbro, Inc.	62,281
4,250		Mattel, Inc.	70,763
			133,044
		Transportation: 0.6%
4,150		Burlington Northern Santa Fe Corp.	274,647
2,470		CSX Corp.	120,141
3,300		FedEx Corp.	322,146
6,150		Norfolk Southern Corp.	272,076
3,050		Union Pacific Corp.	233,447
12,700		United Parcel Service, Inc.	989,330
			2,211,787

		Total Common Stock (Cost $123,878,359)	131,349,951

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 60.5%
		Federal National Mortgage Association: 60.5%
$235,000,000		4.690%, due 01/22/08	212,975,565
		Total U.S. Government Agency Obligations (Cost $219,079,709)	212,975,565
U.S. TREASURY OBLIGATIONS: 1.7%
		U.S. Treasury STRIP: 1.7%
6,391,000		4.440%, due 11/15/07	5,869,558
		Total U.S. Treasury Obligations (Cost $5,896,638)	5,869,558
		Total Long-Term Investments (Cost $348,854,706)	350,195,074

See Accompanying Notes to Financial Statements

93

ING PRINCIPAL PROTECTION FUND V	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 0.4%
	Repurchase Agreement: 0.4%
$1,362,000	Goldman Sachs Repurchase Agreement dated 11/30/05, 4.000%, due 12/01/05, $1,362,151 to be received upon repurchase (Collateralized by $1,446,000 Federal National Mortgage Association, 5.650%, Market Value plus accrued interest $1,389,597, due 03/16/29).		$1,362,000
	Total Short-Term Investments (Cost $1,362,000)		1,362,000
	Total Investments In Securities (Cost $350,216,706)*	99.9%	$351,557,074
	Other Assets and Liabilities-Net	0.1	323,927
	Net Assets	100.0%	$351,881,001

@            Non-income producing security

@@        Foreign issuer

STRIP     Separate Trading of Registered Interest and Principal of Securities

W            When-issued or delayed delivery security

*              Cost for federal income tax purposes is $353,193,103. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$7,817,590
Gross Unrealized Depreciation	(9,453,619)
Net Unrealized Depreciation	$(1,636,029)

See Accompanying Notes to Financial Statements

94

ING PRINCIPAL PROTECTION FUND VI		PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED)

Shares			Value
COMMON STOCK: 34.2%
		Advertising: 0.1%
3,750	@	Interpublic Group of Cos., Inc.	$34,950
1,850		Omnicom Group, Inc.	156,436
			191,386
		Aerospace/Defense: 0.8%
7,800		Boeing Co.	531,882
2,600		General Dynamics Corp.	297,180
1,200		Goodrich Corp.	46,224
1,200		L-3 Communications Holdings, Inc.	89,400
5,930		Lockheed Martin Corp.	359,358
3,327		Northrop Grumman Corp.	190,870
5,741		Raytheon Co.	220,569
2,750		Rockwell Collins, Inc.	125,675
9,850		United Technologies Corp.	530,324
			2,391,482
		Agriculture: 0.7%
26,400		Altria Group, Inc.	1,921,656
10,860		Archer-Daniels-Midland Co.	255,970
1,260		Reynolds American, Inc.	112,165
1,750		UST, Inc.	67,515
			2,357,306
		Airlines: 0.0%
6,400		Southwest Airlines Co.	105,600
			105,600
		Apparel: 0.2%
6,250	@	Coach, Inc.	215,188
1,150		Jones Apparel Group, Inc.	33,074
1,800		Liz Claiborne, Inc.	62,784
2,550		Nike, Inc.	217,514
600		Reebok Intl., Ltd.	34,548
1,550		VF Corp.	87,808
			650,916
		Auto Manufacturers: 0.1%
24,100		Ford Motor Co.	195,933
325		PACCAR, Inc.	23,355
			219,288
		Auto Parts and Equipment: 0.1%
1,850	@	Goodyear Tire & Rubber Co.	31,691
1,850		Johnson Controls, Inc.	128,482
			160,173
		Banks: 2.2%
2,650		AmSouth Bancorporation	70,464
51,604		Bank of America Corp.	2,368,107
5,154		BB&T Corp.	219,303
1,900		Comerica, Inc.	109,573
1,200		Compass Bancshares, Inc.	58,152
600		First Horizon National Corp.	23,352
2,100		Huntington Bancshares, Inc.	50,316
3,900		KeyCorp	129,324
950		M & T Bank Corp.	102,809
2,200		Marshall & Ilsley Corp.	94,556
4,100		Mellon Financial Corp.	137,924
5,360		National City Corp.	181,758
1,900		Northern Trust Corp.	100,111
2,800		PNC Financial Services Group, Inc.	178,556
4,300		Regions Financial Corp.	$144,867
3,200		State Street Corp.	184,608
3,400		SunTrust Banks, Inc.	247,316
2,989		Synovus Financial Corp.	84,140
7,650		The Bank of New York Co., Inc.	247,860
17,200		U.S. Bancorp	520,816
15,181		Wachovia Corp.	810,665
16,000		Wells Fargo & Co.	1,005,599
950		Zions Bancorporation	71,849
			7,142,025
		Beverages: 1.1%
7,300		Anheuser-Busch Cos., Inc.	319,302
790		Brown-Forman Corp.	54,399
29,550		Coca-Cola Co.	1,261,490
3,100		Coca-Cola Enterprises, Inc.	59,582
1,900	@	Constellation Brands, Inc.	44,878
2,350		Pepsi Bottling Group, Inc.	69,325
27,090		PepsiCo, Inc.	1,603,728
			3,412,704
		Biotechnology: 0.4%
11,950	@	Amgen, Inc.	967,114
3,200	@	Biogen Idec, Inc.	136,992
1,200	@	Chiron Corp.	53,160
2,200	@	Genzyme Corp.	163,548
400	@	MedImmune, Inc.	14,364
400	@	Millipore Corp.	25,544
			1,360,722
		Building Materials: 0.1%
1,850		American Standard Cos., Inc.	70,448
4,050		Masco Corp.	120,569
1,200		Vulcan Materials Co.	80,040
			271,057
		Chemicals: 0.5%
2,400		Air Products & Chemicals, Inc.	142,008
800		Ashland, Inc.	44,600
10,000		Dow Chemical Co.	452,500
2,200		E.I. du Pont de Nemours & Co.	94,050
1,150		Eastman Chemical Co.	63,630
2,100		Ecolab, Inc.	69,867
600		Engelhard Corp.	17,700
1,100		International Flavors & Fragrances, Inc.	35,794
2,740		Monsanto Co.	200,760
3,010		PPG Industries, Inc.	182,797
3,550		Praxair, Inc.	184,600
1,850		Rohm & Haas Co.	81,030
1,050		Sherwin-Williams Co.	46,032
800		Sigma-Aldrich Corp.	52,832
			1,668,200
		Commercial Services: 0.3%
13,501		Cendant Corp.	239,913
1,900		Equifax, Inc.	72,770
5,200		H&R Block, Inc.	127,088
5,110		McKesson Corp.	257,032
600		Moody’s Corp.	36,090
3,350		Paychex, Inc.	142,074
2,050		R.R. Donnelley & Sons Co.	70,110
2,050		Robert Half Intl., Inc.	78,433
			1,023,510

See Accompanying Notes to Financial Statements

95

ING PRINCIPAL PROTECTION FUND VI		PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Computers: 1.7%
1,300	@	Affiliated Computer Services, Inc.	$72,514
13,510	@	Apple Computer, Inc.	916,248
1,900	@	Computer Sciences Corp.	95,437
38,940	@	Dell, Inc.	1,174,430
4,950		Electronic Data Systems Corp.	114,098
31,150	@	EMC Corp.	433,920
33,000		Hewlett-Packard Co.	979,110
15,200		International Business Machines Corp.	1,351,279
1,250	@	Lexmark Intl., Inc.	59,525
2,100	@	NCR Corp.	71,295
3,180	@	Network Appliance, Inc.	92,602
32,680	@	Sun Microsystems, Inc.	123,204
2,800	@	Unisys Corp.	17,220
			5,500,882
		Cosmetics/Personal Care: 0.7%
1,000		Alberto-Culver Co.	43,480
6,600		Colgate-Palmolive Co.	359,832
32,516		Procter & Gamble Co.	1,859,590
			2,262,902
		Distribution/Wholesale: 0.1%
2,436		Genuine Parts Co.	107,939
800		W.W. Grainger, Inc.	56,184
			164,123
		Diversified Financial Services: 2.5%
12,200		American Express Co.	627,324
2,380	W	Ameriprise Financial, Inc.	100,079
1,040		Bear Stearns Cos., Inc.	115,430
2,850		Capital One Financial Corp.	236,721
9,850		Charles Schwab Corp.	150,213
3,000		CIT Group, Inc.	148,500
49,200		Citigroup, Inc.	2,388,659
5,668		Countrywide Financial Corp.	197,303
3,200	@	E*TRADE Financial Corp.	62,464
9,550		Fannie Mae	458,878
900		Federated Investors, Inc.	32,886
1,400		Franklin Resources, Inc.	130,032
5,950		Goldman Sachs Group, Inc.	767,311
6,900		J.P. Morgan Chase & Co.	263,925
3,660		Lehman Brothers Holdings, Inc.	461,160
12,300		MBNA Corp.	329,271
9,000		Merrill Lynch & Co., Inc.	597,780
13,850		Morgan Stanley	776,015
4,050		SLM Corp.	212,828
1,200		T. Rowe Price Group, Inc.	86,340
			8,143,119
		Electric: 1.1%
6,510	@	AES Corp.	102,663
1,700	@	Allegheny Energy, Inc.	47,311
2,100		Ameren Corp.	110,166
4,150		American Electric Power Co., Inc.	151,641
3,000		CenterPoint Energy, Inc.	39,660
3,350	@	CMS Energy Corp.	46,833
2,250		Consolidated Edison, Inc.	102,465
2,100		Constellation Energy Group, Inc.	111,279
3,200		Dominion Resources, Inc.	243,040
1,900		DTE Energy Co.	82,916
9,650		Duke Energy Corp.	$259,199
5,220		Edison Intl.	235,526
400		Entergy Corp.	28,000
6,400		Exelon Corp.	333,056
3,250		FirstEnergy Corp.	152,620
3,800		FPL Group, Inc.	161,082
3,800		PG&E Corp.	139,764
1,200		Pinnacle West Capital Corp.	49,788
4,200		PPL Corp.	123,480
2,550		Public Service Enterprise Group, Inc.	159,936
7,050		Southern Co.	244,706
2,400		TECO Energy, Inc.	41,976
4,100		TXU Corp.	420,782
3,850		Xcel Energy, Inc.	71,264
			3,459,153
		Electrical Components and Equipment: 0.1%
300		American Power Conversion Corp.	6,723
4,000		Emerson Electric Co.	302,440
			309,163
		Electronics: 0.2%
6,350	@	Agilent Technologies, Inc.	226,440
2,100		Applera Corp. - Applied Biosystems Group	57,918
1,850	@	Jabil Circuit, Inc.	61,272
1,900		PerkinElmer, Inc.	43,339
4,700	@	Sanmina-SCI Corp.	19,458
16,930	@	Solectron Corp.	60,779
1,550	@	Thermo Electron Corp.	47,818
1,200	@	Waters Corp.	47,076
			564,100
		Engineering and Construction: 0.0%
100		Fluor Corp.	7,410
			7,410
		Entertainment: 0.0%
3,250		International Game Technology	95,388
			95,388
		Environmental Control: 0.1%
4,800		Waste Management, Inc.	143,568
			143,568
		Food: 0.4%
2,750		Campbell Soup Co.	83,078
4,950		ConAgra Foods, Inc.	106,425
3,650		General Mills, Inc.	173,484
4,300		H.J. Heinz Co.	149,296
1,850		Hershey Foods Corp.	100,307
2,350		Kellogg Co.	103,565
6,550	@	Kroger Co.	127,463
1,250		McCormick & Co., Inc.	39,025
4,700		Safeway, Inc.	109,275
1,325		Sara Lee Corp.	23,930
2,140		SUPERVALU, Inc.	70,021
2,300		Tyson Foods, Inc.	38,709
2,300		Wm. Wrigley Jr. Co.	157,756
			1,282,334

See Accompanying Notes to Financial Statements

96

ING PRINCIPAL PROTECTION FUND VI		PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Forest Products and Paper: 0.1%
2,650		Georgia-Pacific Corp.	$125,319
1,700		Louisiana-Pacific Corp.	45,849
1,900		MeadWestvaco Corp.	53,181
300		Plum Creek Timber Co., Inc.	11,688
1,300		Temple-Inland, Inc.	54,431
2,400		Weyerhaeuser Co.	159,144
			449,612
		Gas: 0.1%
350		Nicor, Inc.	14,035
2,700		NiSource, Inc.	58,131
2,350		Sempra Energy	103,283
			175,449
		Hand/Machine Tools: 0.0%
800		Black & Decker Corp.	70,248
300		Snap-On, Inc.	11,211
1,000		Stanley Works	48,000
			129,459
		Healthcare-Products: 1.1%
650		Bausch & Lomb, Inc.	52,819
5,950		Baxter Intl., Inc.	231,396
2,420		Becton Dickinson & Co.	140,917
5,600	@	Boston Scientific Corp.	148,288
1,250		C.R. Bard, Inc.	81,088
3,070		Guidant Corp.	189,358
28,450		Johnson & Johnson	1,756,787
11,600		Medtronic, Inc.	644,611
3,300	@	St. Jude Medical, Inc.	157,641
700		Stryker Corp.	30,310
			3,433,215
		Healthcare-Services: 0.9%
4,630	W	Aetna, Inc.	428,229
2,865	@	Coventry Health Care, Inc.	170,668
2,550	@	Humana, Inc.	116,867
1,350	@	Laboratory Corp. of America Holdings	70,052
900		Quest Diagnostics, Inc.	45,081
20,560		UnitedHealth Group, Inc.	1,230,721
9,940	@	WellPoint, Inc.	763,690
			2,825,308
		Home Builders: 0.0%
1,200		Lennar Corp.	69,216
			69,216
		Home Furnishings: 0.0%
300		Whirlpool Corp.	24,555
			24,555
		Household Products/Wares: 0.2%
1,600		Clorox Co.	86,848
1,350		Fortune Brands, Inc.	105,246
4,700		Kimberly-Clark Corp.	277,206
			469,300
		Housewares: 0.0%
2,700		Newell Rubbermaid, Inc.	62,289
			62,289
		Insurance: 1.8%
2,920	@@	ACE Ltd.	$162,060
4,850		AFLAC, Inc.	232,800
6,210		Allstate Corp.	348,381
1,200		AMBAC Financial Group, Inc.	92,028
24,700		American Intl. Group, Inc.	1,658,357
3,200		Aon Corp.	116,512
3,140		Chubb Corp.	304,078
1,220		CIGNA Corp.	137,274
1,764		Cincinnati Financial Corp.	78,551
2,950		Hartford Financial Services Group, Inc.	257,742
150		Jefferson-Pilot Corp.	8,333
2,250		Lincoln National Corp.	116,955
1,790		Loews Corp.	172,878
1,250		MBIA, Inc.	77,225
10,010		MetLife, Inc.	514,914
950		MGIC Investment Corp.	61,845
3,650		Principal Financial Group	184,946
2,010		Progressive Corp.	247,210
6,660		Prudential Financial, Inc.	515,483
1,380		Safeco Corp.	77,625
6,310		St. Paul Travelers Cos., Inc.	293,604
950		Torchmark Corp.	51,414
2,700		UnumProvident Corp.	59,400
1,320	@@	XL Capital Ltd.	87,622
			5,857,237
		Internet: 0.3%
10,750	@	eBay, Inc.	481,707
1,550	@	Monster Worldwide, Inc.	60,295
15,188	@	Symantec Corp.	268,372
2,300	@	Yahoo!, Inc.	92,529
			902,903
		Iron/Steel: 0.1%
2,160		Nucor Corp.	144,893
1,900		United States Steel Corp.	90,440
			235,333
		Leisure Time: 0.1%
1,100		Brunswick Corp.	43,219
4,050		Carnival Corp.	220,685
3,050		Harley-Davidson, Inc.	164,273
200		Sabre Holdings Corp.	4,574
			432,751
		Lodging: 0.1%
300		Harrah’s Entertainment, Inc.	20,427
3,100		Hilton Hotels Corp.	67,952
2,100		Marriott Intl., Inc.	135,681
2,050		Starwood Hotels & Resorts Worldwide, Inc.	124,025
			348,085
		Machinery-Diversified: 0.1%
600		Cummins, Inc.	53,400
2,050		Deere & Co.	142,168
1,910		Rockwell Automation, Inc.	107,781
			303,349

See Accompanying Notes to Financial Statements

97

ING PRINCIPAL PROTECTION FUND VI		PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Media: 0.9%
5,200		Clear Channel Communications, Inc.	$169,312
21,000	@	Comcast Corp.	554,400
400		Gannett Co., Inc.	24,648
6,550		McGraw-Hill Cos., Inc.	347,478
700		Meredith Corp.	35,700
1,600		New York Times Co.	44,000
23,500		News Corp.	348,035
44,900		Time Warner, Inc.	807,301
2,550		Tribune Co.	81,524
15,100		Viacom, Inc.	504,340
3,800		Walt Disney Co.	94,734
			3,011,472
		Mining: 0.1%
3,000		Freeport-McMoRan Copper & Gold, Inc.	156,330
1,100		Phelps Dodge Corp.	149,237
			305,567
		Miscellaneous Manufacturing: 1.7%
7,350		3M Co.	576,828
900		Cooper Industries Ltd.	65,466
2,750		Danaher Corp.	152,625
1,850		Dover Corp.	74,833
1,650		Eaton Corp.	105,138
99,950		General Electric Co.	3,570,213
8,200		Honeywell Intl., Inc.	299,628
2,250		Illinois Tool Works, Inc.	198,608
5,000	@@	Ingersoll-Rand Co. Ltd.	198,150
1,100		ITT Industries, Inc.	119,636
1,300		Parker Hannifin Corp.	88,933
1,550		Textron, Inc.	122,295
			5,572,353
		Office/Business Equipment: 0.1%
1,950		Pitney Bowes, Inc.	81,237
9,700	@	Xerox Corp.	137,740
			218,977
		Oil and Gas: 3.2%
700		Amerada Hess Corp.	85,764
1,950		Anadarko Petroleum Corp.	176,690
2,650		Apache Corp.	172,992
5,600		Burlington Resources, Inc.	404,600
25,093		ChevronTexaco Corp.	1,438,079
15,200		ConocoPhillips	919,752
6,700		Devon Energy Corp.	403,340
2,700		EOG Resources, Inc.	193,725
86,650		Exxon Mobil Corp.	5,028,299
800		Kerr-McGee Corp.	69,160
3,800		Marathon Oil Corp.	225,302
200		Murphy Oil Corp.	9,892
1,400	@,@@	Nabors Industries Ltd.	98,014
100		Noble Corp.	7,207
4,750		Occidental Petroleum Corp.	376,675
800	@	Rowan Cos., Inc.	28,704
2,100		Sunoco, Inc.	162,120
2,700	@	Transocean, Inc.	172,368
4,300		Valero Energy Corp.	413,660
			10,386,343
		Oil and Gas Services: 0.2%
600		Baker Hughes, Inc.	$34,410
950		Halliburton Co.	60,468
650	@	National-Oilwell Varco, Inc.	39,403
4,900		Schlumberger Ltd.	469,077
			603,358
		Packaging and Containers: 0.0%
1,150		Ball Corp.	47,403
900	@	Sealed Air Corp.	46,539
			93,942
		Pharmaceuticals: 1.7%
14,900		Abbott Laboratories	561,879
1,550		Allergan, Inc.	155,000
1,940		AmerisourceBergen Corp.	155,879
3,700		Bristol-Myers Squibb Co.	79,883
5,600		Cardinal Health, Inc.	358,120
4,260	@	Caremark Rx, Inc.	218,921
2,150		Eli Lilly & Co.	108,575
1,600	@	Express Scripts, Inc.	135,136
3,000	@	Forest Laboratories, Inc.	117,210
5,800	@	Gilead Sciences, Inc.	294,002
2,300	@	Hospira, Inc.	101,545
3,650	@	King Pharmaceuticals, Inc.	57,415
2,599	@	Medco Health Solutions, Inc.	139,436
21,450		Merck & Co., Inc.	630,630
2,100		Mylan Laboratories, Inc.	43,869
70,500		Pfizer, Inc.	1,494,600
14,250		Schering-Plough Corp.	275,310
1,250	@	Watson Pharmaceuticals, Inc.	41,700
12,500		Wyeth	519,500
			5,488,610
		Pipelines: 0.1%
5,400		El Paso Corp.	59,346
800		Kinder Morgan, Inc.	72,480
4,650		Williams Cos., Inc.	99,975
			231,801
		Real Estate Investment Trusts: 0.2%
1,100		Apartment Investment & Management Co.	42,603
2,100		Archstone-Smith Trust	87,801
3,900		Equity Office Properties Trust	121,602
2,350		ProLogis	106,596
1,000		Public Storage, Inc.	70,600
2,100		Simon Property Group, Inc.	162,351
1,100		Vornado Realty Trust	93,885
			685,438
		Retail: 2.1%
1,900	@	Autonation, Inc.	39,368
300	@	Autozone, Inc.	26,718
2,350	@	Bed Bath & Beyond, Inc.	100,251
5,165		Best Buy Co., Inc.	249,160
2,800		Circuit City Stores, Inc.	58,604
4,750		Costco Wholesale Corp.	237,405
1,600		CVS Corp.	43,232
2,150		Darden Restaurants, Inc.	76,927
2,700		Dollar General Corp.	51,057
850		Family Dollar Stores, Inc.	19,134
3,306		Federated Department Stores, Inc.	213,006
5,650		Gap, Inc.	98,197

See Accompanying Notes to Financial Statements

98

ING PRINCIPAL PROTECTION FUND VI		PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Retail (continued)
20,440		Home Depot, Inc.	$853,982
3,150		J.C. Penney Co., Inc. Holding Co.	165,281
3,200	@	Kohl’s Corp.	147,200
3,550		Limited Brands, Inc.	78,988
7,400		Lowe’s Cos., Inc.	499,351
11,750		McDonald’s Corp.	397,737
3,700		Nordstrom, Inc.	136,456
2,800	@	Office Depot, Inc.	83,104
1,090	@	Sears Holdings Corp.	125,372
10,350		Staples, Inc.	239,085
7,400	@	Starbucks Corp.	225,330
7,950		Target Corp.	425,404
700		Tiffany & Co.	28,490
4,350		TJX Cos., Inc.	97,484
23,850		Wal-Mart Stores, Inc.	1,158,155
13,120		Walgreen Co.	599,321
1,100		Wendy’s Intl., Inc.	55,858
3,650		Yum! Brands, Inc.	178,084
			6,707,741
		Savings and Loans: 0.2%
2,300		Golden West Financial Corp.	149,017
9,362		Washington Mutual, Inc.	385,621
			534,638
		Semiconductors: 1.3%
700	@	Altera Corp.	12,782
3,050		Analog Devices, Inc.	115,656
15,550		Applied Materials, Inc.	281,611
2,650	@	Broadcom Corp.	123,331
3,877	@	Freescale Semiconductor, Inc.	100,027
77,530		Intel Corp.	2,068,499
1,850		KLA-Tencor Corp.	94,702
2,700		Linear Technology Corp.	100,737
3,300	@	LSI Logic Corp.	27,093
2,800		Maxim Integrated Products, Inc.	102,340
5,100		National Semiconductor Corp.	131,988
100	@	Novellus Systems, Inc.	2,467
1,700	@	Nvidia Corp.	61,489
1,200	@	QLogic Corp.	39,672
25,800		Texas Instruments, Inc.	837,984
			4,100,378
		Software: 1.4%
4,790		Adobe Systems, Inc.	156,202
3,020		Autodesk, Inc.	125,994
5,650		Automatic Data Processing, Inc.	265,550
3,050	@	BMC Software, Inc.	62,495
2,600	@	Citrix Systems, Inc.	70,564
4,650		Computer Associates Intl., Inc.	132,572
4,750	@	Compuware Corp.	43,843
2,700	@	Electronic Arts, Inc.	152,172
7,317		First Data Corp.	316,607
2,000	@	Fiserv, Inc.	91,020
1,950		IMS Health, Inc.	47,678
3,000	@	Intuit, Inc.	160,710
1,150	@	Mercury Interactive Corp.	31,970
86,900		Microsoft Corp.	2,407,998
3,000	@	Novell, Inc.	23,340
35,820	@	Oracle Corp.	450,256
4,580	@	Parametric Technology Corp.	26,793
4,250		Siebel Systems, Inc.	44,625
			4,610,389
		Telecommunications: 2.0%
1,100	@	ADC Telecommunications, Inc.	$22,473
3,600		Alltel Corp.	240,588
35,312		AT&T Corp.	879,621
800	@	Avaya, Inc.	9,536
17,600		Bellsouth Corp.	479,776
1,700		CenturyTel, Inc.	56,270
61,150	@	Cisco Systems, Inc.	1,072,570
2,550	@	Comverse Technology, Inc.	66,836
14,050	@	Corning, Inc.	284,513
31,890		Motorola, Inc.	768,230
15,650		QUALCOMM, Inc.	711,606
17,200	@	Qwest Communications Intl., Inc.	90,128
2,150		Scientific-Atlanta, Inc.	90,988
28,000		Sprint Corp.	701,120
3,400	@	Tellabs, Inc.	34,884
26,500		Verizon Communications, Inc.	847,470
			6,356,609
		Textiles: 0.0%
1,750		Cintas Corp.	78,260
			78,260
		Toys/Games/Hobbies: 0.0%
2,100		Hasbro, Inc.	42,882
3,600		Mattel, Inc.	59,940
			102,822
		Transportation: 0.6%
3,850		Burlington Northern Santa Fe Corp.	254,793
2,790		CSX Corp.	135,706
2,800		FedEx Corp.	273,336
5,100		Norfolk Southern Corp.	225,624
2,550		Union Pacific Corp.	195,177
10,700		United Parcel Service, Inc.	833,530
			1,918,166
		Total Common Stock (Cost $103,282,246)	109,611,436

Principal Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 56.8%
	Federal National Mortgage Association: 38.3%
$137,000,000	4.720%, due 04/22/08	122,700,077
		122,700,077
	Other U.S. Agency Obligations: 18.5%
50,000,000	Federal Agricultural Mortgage Corp., 4.720%, due 04/22/08	44,781,050
16,301,000	Financing Corp. FICO STRIP, 4.750%, due 04/06/08	14,618,362
		59,399,412
	Total U.S. Government Agency Obligations (Cost $188,215,182)	182,099,489

See Accompanying Notes to Financial Statements

99

ING PRINCIPAL PROTECTION FUND VI	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount			Value
U.S. TREASURY OBLIGATIONS: 8.9%
	U.S. Treasury STRIP: 8.9%
$31,380,000	4.470%, due 02/15/08		$28,520,121
	Total U.S. Treasury Obligations (Cost $28,874,283)		28,520,121
	Total Long-Term Investments (Cost $320,371,711)		320,231,046
SHORT-TERM INVESTMENTS: 0.7%
	Repurchase Agreement: 0.7%
2,457,000	Goldman Sachs Repurchase Agreement dated 11/30/05, 4.000%, due 12/01/05, $2,457,273 to be received upon repurchase (Collateralized by $2,608,000 Federal National Mortgage Association, 5.650%, Market Value plus accrued interest $2,506,272, due 03/16/29).		2,457,000
	Total Short-Term Investments (Cost $2,457,000)		2,457,000
	Total Investments In Securities (Cost $322,828,711)*	100.6%	$322,688,046
	Other Assets and Liabilities-Net	(0.6)	(1,924,106)
	Net Assets	100.0%	$320,763,940
@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
W	When-issued or delayed delivery security
*	Cost for federal income tax purposes is $325,123,811. Net unrealized depreciation consists of:
	Gross Unrealized Appreciation		$6,764,122
	Gross Unrealized Depreciation		(9,199,887)
	Net Unrealized Depreciation		$(2,435,765)

See Accompanying Notes to Financial Statements

100

ING PRINCIPAL PROTECTION FUND VII		PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
COMMON STOCK: 32.5%
		Advertising: 0.1%
1,700	@	Interpublic Group of Cos., Inc.	$15,844
850		Omnicom Group, Inc.	71,876
			87,720
		Aerospace/Defense: 0.7%
3,850		Boeing Co.	262,532
1,250		General Dynamics Corp.	142,875
650		Goodrich Corp.	25,038
650		L-3 Communications Holdings, Inc.	48,425
2,970		Lockheed Martin Corp.	179,982
1,665		Northrop Grumman Corp.	95,521
2,870		Raytheon Co.	110,265
1,300		Rockwell Collins, Inc.	59,410
4,850		United Technologies Corp.	261,124
			1,185,172
		Agriculture: 0.7%
13,050		Altria Group, Inc.	949,910
5,250		Archer-Daniels-Midland Co.	123,743
670		Reynolds American, Inc.	59,643
800		UST, Inc.	30,864
			1,164,160
		Airlines: 0.0%
3,100		Southwest Airlines Co.	51,150
			51,150
		Apparel: 0.2%
3,110	@	Coach, Inc.	107,077
600		Jones Apparel Group, Inc.	17,256
839		Liz Claiborne, Inc.	29,264
1,130		Nike, Inc.	96,389
200		Reebok Intl., Ltd.	11,516
710		VF Corp.	40,222
			301,724
		Auto Manufacturers: 0.1%
8,950		Ford Motor Co.	72,764
100		PACCAR, Inc.	7,186
			79,950
		Auto Parts and Equipment: 0.1%
1,200	@	Goodyear Tire & Rubber Co.	20,556
1,100		Johnson Controls, Inc.	76,395
			96,951
		Banks: 2.1%
1,350		AmSouth Bancorporation	35,897
25,466		Bank of America Corp.	1,168,634
2,534		BB&T Corp.	107,822
950		Comerica, Inc.	54,787
650		Compass Bancshares, Inc.	31,499
250		First Horizon National Corp.	9,730
1,150		Huntington Bancshares, Inc.	27,554
1,950		KeyCorp	64,662
300		M & T Bank Corp.	32,466
1,150		Marshall & Ilsley Corp.	49,427
1,950		Mellon Financial Corp.	65,598
2,670		National City Corp.	90,540
950		Northern Trust Corp.	50,056
1,400		PNC Financial Services Group, Inc.	89,278
2,100		Regions Financial Corp.	$70,749
1,700		State Street Corp.	98,073
1,650		SunTrust Banks, Inc.	120,021
1,544		Synovus Financial Corp.	43,464
3,650		The Bank of New York Co., Inc.	118,260
8,750		U.S. Bancorp	264,949
7,474		Wachovia Corp.	399,111
8,050		Wells Fargo & Co.	505,942
400		Zions Bancorporation	30,252
			3,528,771
		Beverages: 1.0%
3,650		Anheuser-Busch Cos., Inc.	159,651
380		Brown-Forman Corp.	26,167
16,550		Coca-Cola Co.	706,520
1,550		Coca-Cola Enterprises, Inc.	29,791
1,000	@	Constellation Brands, Inc.	23,620
700		Pepsi Bottling Group, Inc.	20,650
13,170		PepsiCo, Inc.	779,663
			1,746,062
		Biotechnology: 0.4%
5,800	@	Amgen, Inc.	469,394
1,600	@	Biogen Idec, Inc.	68,496
600	@	Chiron Corp.	26,580
1,200	@	Genzyme Corp.	89,208
200	@	MedImmune, Inc.	7,182
200	@	Millipore Corp.	12,772
			673,632
		Building Materials: 0.1%
900		American Standard Cos., Inc.	34,272
2,050		Masco Corp.	61,029
600		Vulcan Materials Co.	40,020
			135,321
		Chemicals: 0.5%
1,200		Air Products & Chemicals, Inc.	71,004
300		Ashland, Inc.	16,725
4,850		Dow Chemical Co.	219,462
1,050		E.I. du Pont de Nemours & Co.	44,888
600		Eastman Chemical Co.	33,198
1,200		Ecolab, Inc.	39,924
750		Engelhard Corp.	22,125
400		International Flavors & Fragrances, Inc.	13,016
1,360		Monsanto Co.	99,647
1,400		PPG Industries, Inc.	85,022
1,750		Praxair, Inc.	91,000
800		Rohm & Haas Co.	35,040
600		Sherwin-Williams Co.	26,304
400		Sigma-Aldrich Corp.	26,416
			823,771
		Commercial Services: 0.3%
6,650		Cendant Corp.	118,171
1,050		Equifax, Inc.	40,215
2,600		H&R Block, Inc.	63,544
2,380		McKesson Corp.	119,714
300		Moody’s Corp.	18,045
1,700		Paychex, Inc.	72,097
1,050		R.R. Donnelley & Sons Co.	35,910
1,100		Robert Half Intl., Inc.	42,086
			509,782

See Accompanying Notes to Financial Statements

101

ING PRINCIPAL PROTECTION FUND VII		PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Computers: 1.7%
700	@	Affiliated Computer Services, Inc.	$39,046
6,580	@	Apple Computer, Inc.	446,256
950	@	Computer Sciences Corp.	47,719
18,850	@	Dell, Inc.	568,516
2,350		Electronic Data Systems Corp.	54,168
15,100	@	EMC Corp.	210,343
19,850		Hewlett-Packard Co.	588,949
7,500		International Business Machines Corp.	666,749
650	@	Lexmark Intl., Inc.	30,953
900	@	NCR Corp.	30,555
1,650	@	Network Appliance, Inc.	48,048
15,840	@	Sun Microsystems, Inc.	59,717
1,400	@	Unisys Corp.	8,610
			2,799,629
		Cosmetics/Personal Care: 0.7%
450		Alberto-Culver Co.	19,566
3,250		Colgate-Palmolive Co.	177,190
16,083		Procter & Gamble Co.	919,787
			1,116,543
		Distribution/Wholesale: 0.0%
1,229		Genuine Parts Co.	54,456
350		W.W. Grainger, Inc.	24,581
			79,037
		Diversified Financial Services: 2.4%
5,900		American Express Co.	303,378
1,340	W	Ameriprise Financial, Inc.	56,347
750		Bear Stearns Cos., Inc.	83,243
1,350		Capital One Financial Corp.	112,131
4,800		Charles Schwab Corp.	73,200
1,400		CIT Group, Inc.	69,300
24,300		Citigroup, Inc.	1,179,764
2,798		Countrywide Financial Corp.	97,398
1,600	@	E*TRADE Financial Corp.	31,232
4,650		Fannie Mae	223,433
450		Federated Investors, Inc.	16,443
750		Franklin Resources, Inc.	69,660
2,900		Goldman Sachs Group, Inc.	373,983
3,300		J.P. Morgan Chase & Co.	126,225
1,760		Lehman Brothers Holdings, Inc.	221,760
6,000		MBNA Corp.	160,620
4,300		Merrill Lynch & Co., Inc.	285,606
6,850		Morgan Stanley	383,805
2,000		SLM Corp.	105,100
650		T. Rowe Price Group, Inc.	46,768
			4,019,396
		Electric: 1.0%
2,720	@	AES Corp.	42,894
850	@	Allegheny Energy, Inc.	23,656
1,200		Ameren Corp.	62,952
2,050		American Electric Power Co., Inc.	74,907
1,350		CenterPoint Energy, Inc.	17,847
1,700	@	CMS Energy Corp.	23,766
1,250		Consolidated Edison, Inc.	56,925
850		Constellation Energy Group, Inc.	45,042
1,700		Dominion Resources, Inc.	129,115
900		DTE Energy Co.	39,276
4,650		Duke Energy Corp.	124,899
2,620		Edison Intl.	$118,214
200		Entergy Corp.	14,000
3,050		Exelon Corp.	158,721
1,600		FirstEnergy Corp.	75,136
1,850		FPL Group, Inc.	78,422
1,900		PG&E Corp.	69,882
600		Pinnacle West Capital Corp.	24,894
1,800		PPL Corp.	52,920
1,150		Public Service Enterprise Group, Inc.	72,128
3,550		Southern Co.	123,221
1,750		TECO Energy, Inc.	30,608
1,980		TXU Corp.	203,206
1,900		Xcel Energy, Inc.	35,169
			1,697,800
		Electrical Components and Equipment: 0.1%
100		American Power Conversion Corp.	2,241
1,950		Emerson Electric Co.	147,440
			149,681
		Electronics: 0.2%
3,100	@	Agilent Technologies, Inc.	110,545
1,300		Applera Corp. - Applied Biosystems Group	35,854
900	@	Jabil Circuit, Inc.	29,808
1,000		PerkinElmer, Inc.	22,810
2,300	@	Sanmina-SCI Corp.	9,522
8,130	@	Solectron Corp.	29,187
1,100	@	Thermo Electron Corp.	33,935
650	@	Waters Corp.	25,500
			297,161
		Engineering and Construction: 0.0%
100		Fluor Corp.	7,410
			7,410
		Entertainment: 0.0%
1,650		International Game Technology	48,428
			48,428
		Environmental Control: 0.0%
2,300		Waste Management, Inc.	68,793
			68,793
		Food: 0.4%
850		Campbell Soup Co.	25,679
2,350		ConAgra Foods, Inc.	50,525
1,700		General Mills, Inc.	80,800
1,700		H.J. Heinz Co.	59,024
900		Hershey Foods Corp.	48,798
1,150		Kellogg Co.	50,681
3,050	@	Kroger Co.	59,353
1,000		McCormick & Co., Inc.	31,220
1,950		Safeway, Inc.	45,338
763		Sara Lee Corp.	13,780
1,100		SUPERVALU, Inc.	35,992
1,300		Tyson Foods, Inc.	21,879
1,100		Wm. Wrigley Jr. Co.	75,448
			598,517

See Accompanying Notes to Financial Statements

102

ING PRINCIPAL PROTECTION FUND VII		PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Forest Products and Paper: 0.1%
1,300		Georgia-Pacific Corp.	$61,477
800		Louisiana-Pacific Corp.	21,576
1,100		MeadWestvaco Corp.	30,789
150		Plum Creek Timber Co., Inc.	5,844
800		Temple-Inland, Inc.	33,496
1,300		Weyerhaeuser Co.	86,203
			239,385
		Gas: 0.1%
1,550		NiSource, Inc.	33,372
1,300		Sempra Energy	57,135
			90,507
		Hand/Machine Tools: 0.0%
290		Black & Decker Corp.	25,465
100		Snap-On, Inc.	3,737
450		Stanley Works	21,600
			50,802
		Healthcare-Products: 1.0%
300		Bausch & Lomb, Inc.	24,378
2,900		Baxter Intl., Inc.	112,781
1,390		Becton Dickinson & Co.	80,940
2,750	@	Boston Scientific Corp.	72,820
600		C.R. Bard, Inc.	38,922
1,600		Guidant Corp.	98,688
13,850		Johnson & Johnson	855,237
5,600		Medtronic, Inc.	311,192
1,550	@	St. Jude Medical, Inc.	74,044
300		Stryker Corp.	12,990
			1,681,992
		Healthcare-Services: 0.8%
2,350	W	Aetna, Inc.	217,352
1,225	@	Coventry Health Care, Inc.	72,973
1,360	@	Humana, Inc.	62,329
750	@	Laboratory Corp. of America Holdings	38,918
100		Quest Diagnostics, Inc.	5,009
9,930		UnitedHealth Group, Inc.	594,409
4,850	@	WellPoint, Inc.	372,625
			1,363,615
		Home Builders: 0.0%
700		Lennar Corp.	40,376
			40,376
		Household Products/Wares: 0.1%
800		Clorox Co.	43,424
700		Fortune Brands, Inc.	54,572
2,250		Kimberly-Clark Corp.	132,705
			230,701
		Housewares: 0.0%
1,200		Newell Rubbermaid, Inc.	27,684
			27,684
		Insurance: 1.8%
1,330	@@	ACE Ltd.	73,815
2,200		AFLAC, Inc.	105,600
3,100		Allstate Corp.	173,910
650		AMBAC Financial Group, Inc.	49,849
12,000		American Intl. Group, Inc.	805,679
1,600		Aon Corp.	$58,256
1,600		Chubb Corp.	154,944
660		CIGNA Corp.	74,263
892		Cincinnati Financial Corp.	39,721
1,350		Hartford Financial Services Group, Inc.	117,950
100		Jefferson-Pilot Corp.	5,555
1,350		Lincoln National Corp.	70,173
850		Loews Corp.	82,093
700		MBIA, Inc.	43,246
5,340		MetLife, Inc.	274,689
750		MGIC Investment Corp.	48,825
1,750		Principal Financial Group	88,673
1,050		Progressive Corp.	129,140
3,220		Prudential Financial, Inc.	249,227
600		Safeco Corp.	33,750
3,120		St. Paul Travelers Cos., Inc.	145,174
450		Torchmark Corp.	24,354
1,250		UnumProvident Corp.	27,500
660	@@	XL Capital Ltd.	43,811
			2,920,197
		Internet: 0.3%
5,100	@	eBay, Inc.	228,530
750	@	Monster Worldwide, Inc.	29,175
7,550	@	Symantec Corp.	133,409
1,350	@	Yahoo!, Inc.	54,311
			445,425
		Iron/Steel: 0.1%
1,080		Nucor Corp.	72,446
620		United States Steel Corp.	29,512
			101,958
		Leisure Time: 0.1%
400		Brunswick Corp.	15,716
2,250		Carnival Corp.	122,602
1,400		Harley-Davidson, Inc.	75,404
650		Sabre Holdings Corp.	14,866
			228,588
		Lodging: 0.1%
150		Harrah’s Entertainment, Inc.	10,214
2,100		Hilton Hotels Corp.	46,032
790		Marriott Intl., Inc.	51,042
1,050		Starwood Hotels & Resorts Worldwide, Inc.	63,524
			170,812
		Machinery-Diversified: 0.1%
250		Cummins, Inc.	22,250
1,300		Deere & Co.	90,155
900		Rockwell Automation, Inc.	50,787
			163,192
		Media: 0.9%
2,400		Clear Channel Communications, Inc.	78,144
9,950	@	Comcast Corp.	262,680
250		Gannett Co., Inc.	15,405
3,090		McGraw-Hill Cos., Inc.	163,925
300		Meredith Corp.	15,300
800		New York Times Co.	22,000
11,450		News Corp.	169,575

See Accompanying Notes to Financial Statements

103

ING PRINCIPAL PROTECTION FUND VII			PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares				Value
			Media (continued)
21,850			Time Warner, Inc.	$392,862
1,350			Tribune Co.	43,160
7,450			Viacom, Inc.	248,830
1,900			Walt Disney Co.	47,367
				1,459,248
			Mining: 0.1%
1,550			Freeport-McMoRan Copper & Gold, Inc.	80,771
650			Phelps Dodge Corp.	88,185
				168,956
			Miscellaneous Manufacturing: 1.7%
3,650			3M Co.	286,452
600			Cooper Industries Ltd.	43,644
1,550			Danaher Corp.	86,025
1,000			Dover Corp.	40,450
800			Eaton Corp.	50,976
49,250			General Electric Co.	1,759,210
4,000			Honeywell Intl., Inc.	146,160
1,000			Illinois Tool Works, Inc.	88,270
2,400		@@	Ingersoll-Rand Co. Ltd.	95,112
450			ITT Industries, Inc.	48,942
700			Parker Hannifin Corp.	47,887
700			Textron, Inc.	55,230
				2,748,358
			Office/Business Equipment: 0.1%
1,050			Pitney Bowes, Inc.	43,743
4,000		@	Xerox Corp.	56,800
				100,543
			Oil and Gas: 3.0%
250			Amerada Hess Corp.	30,630
950			Anadarko Petroleum Corp.	86,080
1,300			Apache Corp.	84,864
2,600			Burlington Resources, Inc.	187,850
12,471			ChevronTexaco Corp.	714,712
7,600			ConocoPhillips	459,876
3,200			Devon Energy Corp.	192,640
1,100			EOG Resources, Inc.	78,925
42,150			Exxon Mobil Corp.	2,445,964
400			Kerr-McGee Corp.	34,580
2,000			Marathon Oil Corp.	118,580
100			Murphy Oil Corp.	4,946
600		@,@@	Nabors Industries Ltd.	42,006
150			Noble Corp.	10,811
2,250			Occidental Petroleum Corp.	178,425
400		@	Rowan Cos., Inc.	14,352
900			Sunoco, Inc.	69,480
1,550		@	Transocean, Inc.	98,952
2,100			Valero Energy Corp.	202,020
				5,055,693
			Oil and Gas Services: 0.2%
300			Baker Hughes, Inc.	17,205
450			Halliburton Co.	28,643
50		@	National-Oilwell Varco, Inc.	3,031
2,400			Schlumberger Ltd.	229,752
				278,631
			Packaging and Containers: 0.0%
900			Ball Corp.	$37,098
400		@	Sealed Air Corp.	20,684
				57,782
			Pharmaceuticals: 1.6%
7,200			Abbott Laboratories	271,512
750			Allergan, Inc.	75,000
960			AmerisourceBergen Corp.	77,136
1,800			Bristol-Myers Squibb Co.	38,862
2,700			Cardinal Health, Inc.	172,665
2,080		@	Caremark Rx, Inc.	106,891
1,050			Eli Lilly & Co.	53,025
800		@	Express Scripts, Inc.	67,568
1,550		@	Forest Laboratories, Inc.	60,559
2,850		@	Gilead Sciences, Inc.	144,467
1,270		@	Hospira, Inc.	56,071
2,010		@	King Pharmaceuticals, Inc.	31,617
1,391		@	Medco Health Solutions, Inc.	74,627
10,400			Merck & Co., Inc.	305,760
1,000			Mylan Laboratories, Inc.	20,890
34,200			Pfizer, Inc.	725,039
6,900			Schering-Plough Corp.	133,308
650		@	Watson Pharmaceuticals, Inc.	21,684
6,000			Wyeth	249,360
				2,686,041
			Pipelines: 0.1%
2,700			El Paso Corp.	29,673
350			Kinder Morgan, Inc.	31,710
1,950			Williams Cos., Inc.	41,925
				103,308
			Real Estate Investment Trusts: 0.2%
450			Apartment Investment & Management Co.	17,429
1,200			Archstone-Smith Trust	50,172
1,900			Equity Office Properties Trust	59,242
1,350			ProLogis	61,236
600			Public Storage, Inc.	42,360
900			Simon Property Group, Inc.	69,579
600			Vornado Realty Trust	51,210
				351,228
			Retail: 2.0%
1,000		@	Autonation, Inc.	20,720
300		@	Autozone, Inc.	26,718
1,300		@	Bed Bath & Beyond, Inc.	55,458
2,640			Best Buy Co., Inc.	127,354
1,550			Circuit City Stores, Inc.	32,442
1,900			Costco Wholesale Corp.	94,962
800			CVS Corp.	21,616
1,150			Darden Restaurants, Inc.	41,147
1,300			Dollar General Corp.	24,583
350			Family Dollar Stores, Inc.	7,879
1,936			Federated Department Stores, Inc.	124,736
2,700			Gap, Inc.	46,926
9,970			Home Depot, Inc.	416,546
1,600			J.C. Penney Co., Inc. Holding Co.	83,952
1,650		@	Kohl’s Corp.	75,900
1,700			Limited Brands, Inc.	37,825
3,650			Lowe’s Cos., Inc.	246,302
5,850	.		McDonald’s Corp.	198,023

See Accompanying Notes to Financial Statements

104

ING PRINCIPAL PROTECTION FUND VII		PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Retail (continued)
1,700		Nordstrom, Inc.	$62,696
1,350	@	Office Depot, Inc.	40,068
800		RadioShack Corp.	18,248
630	@	Sears Holdings Corp.	72,463
4,625		Staples, Inc.	106,838
3,400	@	Starbucks Corp.	103,530
4,050		Target Corp.	216,716
300		Tiffany & Co.	12,210
2,000		TJX Cos., Inc.	44,820
11,550		Wal-Mart Stores, Inc.	560,867
6,510		Walgreen Co.	297,376
600		Wendy’s Intl., Inc.	30,468
1,800		Yum! Brands, Inc.	87,822
			3,337,211
		Savings and Loans: 0.2%
1,400		Golden West Financial Corp.	90,706
4,691		Washington Mutual, Inc.	193,222
			283,928
		Semiconductors: 1.2%
300	@	Altera Corp.	5,478
1,650		Analog Devices, Inc.	62,568
7,150		Applied Materials, Inc.	129,487
1,300	@	Broadcom Corp.	60,502
1,894	@	Freescale Semiconductor, Inc.	48,865
38,300		Intel Corp.	1,021,843
1,050		KLA-Tencor Corp.	53,750
1,300		Linear Technology Corp.	48,503
1,700	@	LSI Logic Corp.	13,957
1,350		Maxim Integrated Products, Inc.	49,343
2,400		National Semiconductor Corp.	62,112
800	@	Novellus Systems, Inc.	19,736
950	@	Nvidia Corp.	34,362
600	@	QLogic Corp.	19,836
12,900		Texas Instruments, Inc.	418,991
			2,049,333
		Software: 1.4%
2,270		Adobe Systems, Inc.	74,025
1,780		Autodesk, Inc.	74,262
2,400		Automatic Data Processing, Inc.	112,800
1,850	@	BMC Software, Inc.	37,907
1,400	@	Citrix Systems, Inc.	37,996
2,250		Computer Associates Intl., Inc.	64,148
3,240	@	Compuware Corp.	29,905
1,550	@	Electronic Arts, Inc.	87,358
3,649		First Data Corp.	157,891
1,100	@	Fiserv, Inc.	50,061
1,400		IMS Health, Inc.	34,230
1,350	@	Intuit, Inc.	72,320
600	@	Mercury Interactive Corp.	16,680
42,600		Microsoft Corp.	1,180,445
1,650	@	Novell, Inc.	12,837
17,680	@	Oracle Corp.	222,237
2,190	@	Parametric Technology Corp.	12,812
1,850		Siebel Systems, Inc.	19,425
			2,297,339
		Telecommunications: 1.9%
600	@	ADC Telecommunications, Inc.	12,258
1,750		Alltel Corp.	116,953
17,086		AT&T Corp.	425,612
1,650	@	Avaya, Inc.	$19,668
8,500		Bellsouth Corp.	231,710
700		CenturyTel, Inc.	23,170
29,700	@	Cisco Systems, Inc.	520,937
1,300	@	Comverse Technology, Inc.	34,073
6,900	@	Corning, Inc.	139,725
15,420		Motorola, Inc.	371,468
7,550		QUALCOMM, Inc.	343,299
8,300	@	Qwest Communications Intl., Inc.	43,492
1,100		Scientific-Atlanta, Inc.	46,552
13,568		Sprint Corp.	339,743
2,100	@	Tellabs, Inc.	21,546
12,750		Verizon Communications, Inc.	407,745
			3,097,951
		Textiles: 0.0%
850		Cintas Corp.	38,012
			38,012
		Toys/Games/Hobbies: 0.0%
1,100		Hasbro, Inc.	22,462
1,700		Mattel, Inc.	28,305
			50,767
		Transportation: 0.5%
1,850		Burlington Northern Santa Fe Corp.	122,433
980		CSX Corp.	47,667
1,300		FedEx Corp.	126,906
2,550		Norfolk Southern Corp.	112,812
1,200		Union Pacific Corp.	91,848
5,150		United Parcel Service, Inc.	401,185
			902,851
		Total Common Stock (Cost $50,970,815)	54,088,975

Principal Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 67.1%
	Federal Home Loan Mortgage Corporation: 39.0%
$ 73,000,000	4.750%, due 06/26/08	64,800,129
		64,800,129
	Federal National Mortgage Association: 28.1%
52,430,000	4.850%, due 05/15/08	46,775,417
		46,775,417
	Total U.S. Government Agency Obligations (Cost $117,546,749)	111,575,546

U.S. TREASURY OBLIGATIONS: 0.2%
	U.S. Treasury STRIP: 0.2%
364,000	4.450%, due 05/15/08	327,105
	Total U.S. Treasury Obligations (Cost $328,825)	327,105
	Total Long-Term Investments (Cost $168,846,389)	165,991,626

See Accompanying Notes to Financial Statements

105

ING PRINCIPAL PROTECTION FUND VII	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 1.0%
	Repurchase Agreement: 1.0%
$1,654,000	Goldman Sachs Repurchase Agreement dated 11/30/05, 4.000%, due 12/01/05, $1,654,184 to be received upon repurchase (Collateralized by $1,756,000 Federal National Mortgage Association, 5.650%, Market Value plus accrued interest $1,687,505, due 03/16/29).		$1,654,000
	Total Short-Term Investments (Cost $1,654,000)		1,654,000
	Total Investments In Securities (Cost $170,500,389)*	100.8%	$167,645,626
	Other Assets and Liabilities-Net	(0.8)	(1,278,954)
	Net Assets	100.0%	$166,366,672
@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
W	When-issued or delayed delivery security
*	Cost for federal income tax purposes is $171,765,125. Net unrealized depreciation consists of:
	Gross Unrealized Appreciation		$3,139,166
	Gross Unrealized Depreciation		(7,258,665)
	Net Unrealized Depreciation		$(4,119,499)

See Accompanying Notes to Financial Statements

106

ING PRINCIPAL PROTECTION FUND VIII			PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED)

Shares				Value
COMMON STOCK: 35.9%
			Advertising: 0.1%
1,430		@	Interpublic Group of Cos., Inc.	$13,328
770			Omnicom Group, Inc.	65,111
				78,439
			Aerospace/Defense: 0.8%
2,620			Boeing Co.	178,658
940			General Dynamics Corp.	107,442
360			Goodrich Corp.	13,867
350			L-3 Communications Holdings, Inc.	26,075
1,990			Lockheed Martin Corp.	120,594
1,297			Northrop Grumman Corp.	74,409
1,954			Raytheon Co.	75,073
820			Rockwell Collins, Inc.	37,474
3,150			United Technologies Corp.	169,596
				803,188
			Agriculture: 0.8%
9,090			Altria Group, Inc.	661,662
3,400			Archer-Daniels-Midland Co.	80,138
370			Reynolds American, Inc.	32,937
600			UST, Inc.	23,148
				797,885
			Airlines: 0.0%
2,600			Southwest Airlines Co.	42,900
				42,900
			Apparel: 0.2%
2,010		@	Coach, Inc.	69,204
620			Jones Apparel Group, Inc.	17,831
610			Liz Claiborne, Inc.	21,277
970			Nike, Inc.	82,741
160			Reebok Intl., Ltd.	9,213
560			VF Corp.	31,724
				231,990
			Auto Manufacturers: 0.1%
9,280			Ford Motor Co.	75,446
75			PACCAR, Inc.	5,390
				80,836
			Auto Parts and Equipment: 0.1%
650		@	Goodyear Tire & Rubber Co.	11,135
670			Johnson Controls, Inc.	46,531
				57,666
			Banks: 2.3%
1,280			AmSouth Bancorporation	34,035
17,680			Bank of America Corp.	811,334
2,021			BB&T Corp.	85,994
640			Comerica, Inc.	36,909
350			Compass Bancshares, Inc.	16,961
310			First Horizon National Corp.	12,065
780			Huntington Bancshares, Inc.	18,689
1,350			KeyCorp	44,766
200			M & T Bank Corp.	21,644
770			Marshall & Ilsley Corp.	33,095
1,690			Mellon Financial Corp.	56,852
1,830			National City Corp.	62,055
710			Northern Trust Corp.	37,410
910			PNC Financial Services Group, Inc.	58,031
1,400			Regions Financial Corp.	$47,166
1,100			State Street Corp.	63,459
1,120			SunTrust Banks, Inc.	81,469
938			Synovus Financial Corp.	26,405
2,640			The Bank of New York Co., Inc.	85,536
5,790			U.S. Bancorp	175,321
4,973			Wachovia Corp.	265,557
5,660			Wells Fargo & Co.	355,730
290			Zions Bancorporation	21,933
				2,452,416
			Beverages: 1.2%
2,560			Anheuser-Busch Cos., Inc.	111,974
270			Brown-Forman Corp.	18,592
11,740			Coca-Cola Co.	501,181
1,240			Coca-Cola Enterprises, Inc.	23,833
700		@	Constellation Brands, Inc.	16,534
720			Pepsi Bottling Group, Inc.	21,240
9,360			PepsiCo, Inc.	554,112
				1,247,466
			Biotechnology: 0.5%
4,120		@	Amgen, Inc.	333,432
1,200		@	Biogen Idec, Inc.	51,372
400		@	Chiron Corp.	17,720
900		@	Genzyme Corp.	66,906
100		@	MedImmune, Inc.	3,591
150		@	Millipore Corp.	9,579
				482,600
			Building Materials: 0.1%
670			American Standard Cos., Inc.	25,514
1,620			Masco Corp.	48,227
310			Vulcan Materials Co.	20,677
				94,418
			Chemicals: 0.6%
900			Air Products & Chemicals, Inc.	53,253
200			Ashland, Inc.	11,150
3,730			Dow Chemical Co.	168,782
800			E.I. du Pont de Nemours & Co.	34,200
350			Eastman Chemical Co.	19,366
850			Ecolab, Inc.	28,280
560			Engelhard Corp.	16,520
270			International Flavors & Fragrances, Inc.	8,786
950			Monsanto Co.	69,606
950			PPG Industries, Inc.	57,694
1,210			Praxair, Inc.	62,919
730			Rohm & Haas Co.	31,974
300			Sherwin-Williams Co.	13,152
270			Sigma-Aldrich Corp.	17,831
				593,513
			Commercial Services: 0.3%
4,430			Cendant Corp.	78,721
770			Equifax, Inc.	29,491
1,220			H&R Block, Inc.	29,817
1,690			McKesson Corp.	85,007
160			Moody’s Corp.	9,624
1,270			Paychex, Inc.	53,861
900			R.R. Donnelley & Sons Co.	30,780
900			Robert Half Intl., Inc.	34,434
	.			351,735

See Accompanying Notes to Financial Statements

107

ING PRINCIPAL PROTECTION FUND VIII		PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Computers: 1.9%
400	@	Affiliated Computer Services, Inc.	$22,312
4,360	@	Apple Computer, Inc.	295,695
650	@	Computer Sciences Corp.	32,650
13,550	@	Dell, Inc.	408,668
1,950		Electronic Data Systems Corp.	44,948
10,190	@	EMC Corp.	141,947
16,060		Hewlett-Packard Co.	476,499
5,200		International Business Machines Corp.	462,280
380	@	Lexmark Intl., Inc.	18,096
600	@	NCR Corp.	20,370
1,210	@	Network Appliance, Inc.	35,235
12,820	@	Sun Microsystems, Inc.	48,331
1,200	@	Unisys Corp.	7,380
			2,014,411
		Cosmetics/Personal Care: 0.7%
260		Alberto-Culver Co.	11,305
2,290		Colgate-Palmolive Co.	124,851
11,129		Procter & Gamble Co.	636,467
			772,623
		Distribution/Wholesale: 0.0%
850		Genuine Parts Co.	37,663
150		W.W. Grainger, Inc.	10,535
			48,198
		Diversified Financial Services: 2.6%
3,930		American Express Co.	202,080
946	W	Ameriprise Financial, Inc.	39,779
330		Bear Stearns Cos., Inc.	36,627
910		Capital One Financial Corp.	75,585
3,950		Charles Schwab Corp.	60,238
850		CIT Group, Inc.	42,075
17,040		Citigroup, Inc.	827,291
1,910		Countrywide Financial Corp.	66,487
1,200	@	E*TRADE Financial Corp.	23,424
3,050		Fannie Mae	146,553
120		Federated Investors, Inc.	4,385
670		Franklin Resources, Inc.	62,230
2,070		Goldman Sachs Group, Inc.	266,946
2,200		J.P. Morgan Chase & Co.	84,150
1,390		Lehman Brothers Holdings, Inc.	175,140
4,000		MBNA Corp.	107,080
2,930		Merrill Lynch & Co., Inc.	194,611
4,830		Morgan Stanley	270,624
1,320		SLM Corp.	69,366
400		T. Rowe Price Group, Inc.	28,780
			2,783,451
		Electric: 1.1%
2,450	@	AES Corp.	38,637
600	@	Allegheny Energy, Inc.	16,698
650		Ameren Corp.	34,099
1,290		American Electric Power Co., Inc.	47,137
1,150		CenterPoint Energy, Inc.	15,203
1,300	@	CMS Energy Corp.	18,174
850		Consolidated Edison, Inc.	38,709
700		Constellation Energy Group, Inc.	37,093
1,250		Dominion Resources, Inc.	94,938
700		DTE Energy Co.	30,548
3,110		Duke Energy Corp.	83,535
1,660		Edison Intl.	$74,899
150		Entergy Corp.	10,500
2,080		Exelon Corp.	108,243
1,070		FirstEnergy Corp.	50,247
1,380		FPL Group, Inc.	58,498
1,440		PG&E Corp.	52,963
400		Pinnacle West Capital Corp.	16,596
1,280		PPL Corp.	37,632
750		Public Service Enterprise Group, Inc.	47,040
2,340		Southern Co.	81,221
700		TECO Energy, Inc.	12,243
1,240		TXU Corp.	127,261
1,420		Xcel Energy, Inc.	26,284
			1,158,398
		Electrical Components and Equipment: 0.1%
100		American Power Conversion Corp.	2,241
1,270		Emerson Electric Co.	96,025
			98,266
		Electronics: 0.2%
2,150	@	Agilent Technologies, Inc.	76,668
600		Applera Corp. - Applied Biosystems Group	16,548
570	@	Jabil Circuit, Inc.	18,878
390		PerkinElmer, Inc.	8,896
1,850	@	Sanmina-SCI Corp.	7,659
5,150	@	Solectron Corp.	18,489
570	@	Thermo Electron Corp.	17,585
350	@	Waters Corp.	13,731
			178,454
		Entertainment: 0.0%
1,250		International Game Technology	36,688
			36,688
		Environmental Control: 0.0%
1,860		Waste Management, Inc.	55,633
			55,633
		Food: 0.4%
650		Campbell Soup Co.	19,637
1,650		ConAgra Foods, Inc.	35,475
1,150		General Mills, Inc.	54,660
1,150		H.J. Heinz Co.	39,928
750		Hershey Foods Corp.	40,665
920		Kellogg Co.	40,544
2,450	@	Kroger Co.	47,677
450		McCormick & Co., Inc.	14,049
1,800		Safeway, Inc.	41,850
438		Sara Lee Corp.	7,910
770		SUPERVALU, Inc.	25,194
900		Tyson Foods, Inc.	15,147
760		Wm. Wrigley Jr. Co.	52,128
			434,864
		Forest Products and Paper: 0.2%
900		Georgia-Pacific Corp.	42,561
610		Louisiana-Pacific Corp.	16,452
700		MeadWestvaco Corp.	19,593
150		Plum Creek Timber Co., Inc.	5,844

See Accompanying Notes to Financial Statements

108

ING PRINCIPAL PROTECTION FUND VIII		PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Forest Products and Paper (continued)
600		Temple-Inland, Inc.	$25,122
900		Weyerhaeuser Co.	59,679
			169,251
		Gas: 0.1%
100		Nicor, Inc.	4,010
1,050		NiSource, Inc.	22,607
950		Sempra Energy	41,752
			68,369
		Hand/Machine Tools: 0.0%
260		Black & Decker Corp.	22,831
90		Snap-On, Inc.	3,363
280		Stanley Works	13,440
			39,634
		Healthcare-Products: 1.1%
260		Bausch & Lomb, Inc.	21,128
1,910		Baxter Intl., Inc.	74,280
980		Becton Dickinson & Co.	57,065
2,160	@	Boston Scientific Corp.	57,197
340		C.R. Bard, Inc.	22,056
1,000		Guidant Corp.	61,680
9,690		Johnson & Johnson	598,357
3,870		Medtronic, Inc.	215,056
1,140	@	St. Jude Medical, Inc.	54,458
200		Stryker Corp.	8,660
			1,169,937
		Healthcare-Services: 0.9%
1,570	W	Aetna, Inc.	145,209
775	@	Coventry Health Care, Inc.	46,167
920	@	Humana, Inc.	42,164
450	@	Laboratory Corp. of America Holdings	23,351
80		Quest Diagnostics, Inc.	4,007
7,100		UnitedHealth Group, Inc.	425,006
3,440	@	WellPoint, Inc.	264,295
			950,199
		Home Builders: 0.0%
400		Lennar Corp.	23,072
			23,072
		Home Furnishings: 0.0%
100		Whirlpool Corp.	8,185
			8,185
		Household Products/Wares: 0.1%
610		Clorox Co.	33,111
400		Fortune Brands, Inc.	31,184
1,450		Kimberly-Clark Corp.	85,521
			149,816
		Housewares: 0.0%
1,100		Newell Rubbermaid, Inc.	25,377
			25,377
		Insurance: 1.9%
1,140	@@	ACE Ltd.	63,270
1,570		AFLAC, Inc.	75,360
2,030		Allstate Corp.	113,883
370		AMBAC Financial Group, Inc.	28,375
8,370		American Intl. Group, Inc.	$561,961
1,250		Aon Corp.	45,513
1,080		Chubb Corp.	104,587
390		CIGNA Corp.	43,883
606		Cincinnati Financial Corp.	26,985
950		Hartford Financial Services Group, Inc.	83,002
60		Jefferson-Pilot Corp.	3,333
910		Lincoln National Corp.	47,302
570		Loews Corp.	55,051
570		MBIA, Inc.	35,215
4,220		MetLife, Inc.	217,076
320		MGIC Investment Corp.	20,832
1,210		Principal Financial Group	61,311
610		Progressive Corp.	75,024
2,140		Prudential Financial, Inc.	165,636
560		Safeco Corp.	31,500
2,210		St. Paul Travelers Cos., Inc.	102,831
280		Torchmark Corp.	15,154
900		UnumProvident Corp.	19,800
390	@@	XL Capital Ltd.	25,888
			2,022,772
		Internet: 0.3%
3,560	@	eBay, Inc.	159,523
400	@	Monster Worldwide, Inc.	15,560
5,217	@	Symantec Corp.	92,184
950	@	Yahoo!, Inc.	38,219
			305,486
		Iron/Steel: 0.1%
750		Nucor Corp.	50,310
350		United States Steel Corp.	16,660
			66,970
		Leisure Time: 0.1%
320		Brunswick Corp.	12,573
1,300		Carnival Corp.	70,837
1,020		Harley-Davidson, Inc.	54,937
50		Sabre Holdings Corp.	1,144
			139,491
		Lodging: 0.1%
120		Harrah’s Entertainment, Inc.	8,171
1,170		Hilton Hotels Corp.	25,646
620		Marriott Intl., Inc.	40,058
740		Starwood Hotels & Resorts Worldwide, Inc.	44,770
			118,645
		Machinery-Diversified: 0.1%
20		Cummins, Inc.	1,780
810		Deere & Co.	56,174
670		Rockwell Automation, Inc.	37,808
			95,762
		Media: 1.0%
2,000		Clear Channel Communications, Inc.	65,120
7,200	@	Comcast Corp.	190,080
90		Gannett Co., Inc.	5,546
2,000		McGraw-Hill Cos., Inc.	106,100
140		Meredith Corp.	7,140
590		New York Times Co.	16,225

See Accompanying Notes to Financial Statements

109

ING PRINCIPAL PROTECTION FUND VIII		PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Media (continued)
7,700		News Corp.	$114,037
15,420		Time Warner, Inc.	277,252
970		Tribune Co.	31,011
5,000		Viacom, Inc.	167,000
1,240		Walt Disney Co.	30,913
			1,010,424
		Mining: 0.1%
1,040		Freeport-McMoRan Copper & Gold, Inc.	54,194
350		Phelps Dodge Corp.	47,485
			101,679
		Miscellaneous Manufacturing: 1.8%
2,400		3M Co.	188,352
340		Cooper Industries Ltd.	24,732
1,000		Danaher Corp.	55,500
700		Dover Corp.	28,315
600		Eaton Corp.	38,232
34,600		General Electric Co.	1,235,912
2,680		Honeywell Intl., Inc.	97,927
730		Illinois Tool Works, Inc.	64,437
1,360	@@	Ingersoll-Rand Co. Ltd.	53,897
320		ITT Industries, Inc.	34,803
390		Parker Hannifin Corp.	26,680
410		Textron, Inc.	32,349
			1,881,136
		Office/Business Equipment: 0.1%
900		Pitney Bowes, Inc.	37,494
3,760	@	Xerox Corp.	53,392
			90,886
		Oil and Gas: 3.5%
190		Amerada Hess Corp.	23,279
760		Anadarko Petroleum Corp.	68,864
1,070		Apache Corp.	69,850
1,890		Burlington Resources, Inc.	136,552
8,721		ChevronTexaco Corp.	499,800
5,260		ConocoPhillips	318,282
2,160		Devon Energy Corp.	130,032
980		EOG Resources, Inc.	70,315
30,600		Exxon Mobil Corp.	1,775,717
370		Kerr-McGee Corp.	31,987
1,450		Marathon Oil Corp.	85,971
100		Murphy Oil Corp.	4,946
300	@,@@	Nabors Industries Ltd.	21,003
50		Noble Corp.	3,604
1,580		Occidental Petroleum Corp.	125,294
250	@	Rowan Cos., Inc.	8,970
820		Sunoco, Inc.	63,304
1,000	@	Transocean, Inc.	63,840
1,400		Valero Energy Corp.	134,679
			3,636,289
		Oil and Gas Services: 0.2%
200		Baker Hughes, Inc.	11,470
300		Halliburton Co.	19,095
50	@	National-Oilwell Varco, Inc.	3,031
1,750		Schlumberger Ltd.	167,528
			201,124
		Packaging and Containers: 0.0%
580		Ball Corp.	$23,908
290	@	Sealed Air Corp.	14,996
			38,904
		Pharmaceuticals: 1.8%
4,900		Abbott Laboratories	184,779
390		Allergan, Inc.	39,000
590		AmerisourceBergen Corp.	47,407
1,200		Bristol-Myers Squibb Co.	25,908
1,850		Cardinal Health, Inc.	118,308
1,420	@	Caremark Rx, Inc.	72,974
750		Eli Lilly & Co.	37,875
640	@	Express Scripts, Inc.	54,054
1,120	@	Forest Laboratories, Inc.	43,758
2,000	@	Gilead Sciences, Inc.	101,380
900	@	Hospira, Inc.	39,735
1,290	@	King Pharmaceuticals, Inc.	20,292
1,020	@	Medco Health Solutions, Inc.	54,723
6,860		Merck & Co., Inc.	201,684
700		Mylan Laboratories, Inc.	14,623
24,370		Pfizer, Inc.	516,643
4,700		Schering-Plough Corp.	90,804
400	@	Watson Pharmaceuticals, Inc.	13,344
4,200		Wyeth	174,552
			1,851,843
		Pipelines: 0.1%
1,900		El Paso Corp.	20,881
240		Kinder Morgan, Inc.	21,744
1,670		Williams Cos., Inc.	35,905
			78,530
		Real Estate Investment Trusts: 0.2%
350		Apartment Investment & Management Co.	13,556
800		Archstone-Smith Trust	33,448
1,300		Equity Office Properties Trust	40,534
1,000		ProLogis	45,360
300		Public Storage, Inc.	21,180
660		Simon Property Group, Inc.	51,024
400		Vornado Realty Trust	34,140
			239,242
		Retail: 2.2%
750	@	Autonation, Inc.	15,540
200	@	Autozone, Inc.	17,812
1,040	@	Bed Bath & Beyond, Inc.	44,366
1,720		Best Buy Co., Inc.	82,973
450		Circuit City Stores, Inc.	9,419
1,420		Costco Wholesale Corp.	70,972
600		CVS Corp.	16,212
740		Darden Restaurants, Inc.	26,477
1,050		Dollar General Corp.	19,856
250		Family Dollar Stores, Inc.	5,628
1,099		Federated Department Stores, Inc.	70,809
1,830		Gap, Inc.	31,805
7,040		Home Depot, Inc.	294,131
1,100		J.C. Penney Co., Inc. Holding Co.	57,717
1,100	@	Kohl’s Corp.	50,600
1,320		Limited Brands, Inc.	29,370
2,640		Lowe’s Cos., Inc.	178,147
4,060		McDonald’s Corp.	137,431

See Accompanying Notes to Financial Statements

110

ING PRINCIPAL PROTECTION FUND VIII		PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Retail (continued)
1,180		Nordstrom, Inc.	$43,518
1,050	@	Office Depot, Inc.	31,164
600		RadioShack Corp.	13,686
350	@	Sears Holdings Corp.	40,257
3,260		Staples, Inc.	75,306
2,420	@	Starbucks Corp.	73,689
2,800		Target Corp.	149,828
600		Tiffany & Co.	24,420
1,680		TJX Cos., Inc.	37,649
8,240		Wal-Mart Stores, Inc.	400,133
4,650		Walgreen Co.	212,412
330		Wendy’s Intl., Inc.	16,757
1,070		Yum! Brands, Inc.	52,205
			2,330,289
		Savings and Loans: 0.2%
920		Golden West Financial Corp.	59,607
3,242		Washington Mutual, Inc.	133,538
			193,145
		Semiconductors: 1.4%
220	@	Altera Corp.	4,017
1,220		Analog Devices, Inc.	46,262
5,050		Applied Materials, Inc.	91,456
950	@	Broadcom Corp.	44,213
1,325	@	Freescale Semiconductor, Inc.	34,185
26,830		Intel Corp.	715,823
750		KLA-Tencor Corp.	38,393
1,030		Linear Technology Corp.	38,429
1,300	@	LSI Logic Corp.	10,673
1,060		Maxim Integrated Products, Inc.	38,743
1,590		National Semiconductor Corp.	41,149
50	@	Novellus Systems, Inc.	1,234
650	@	Nvidia Corp.	23,511
400	@	QLogic Corp.	13,224
9,110		Texas Instruments, Inc.	295,893
			1,437,205
		Software: 1.5%
1,810		Adobe Systems, Inc.	59,024
930		Autodesk, Inc.	38,800
1,810		Automatic Data Processing, Inc.	85,070
1,110	@	BMC Software, Inc.	22,744
990	@	Citrix Systems, Inc.	26,869
1,770		Computer Associates Intl., Inc.	50,463
2,070	@	Compuware Corp.	19,106
1,070	@	Electronic Arts, Inc.	60,305
2,347		First Data Corp.	101,555
740	@	Fiserv, Inc.	33,677
680		IMS Health, Inc.	16,626
830	@	Intuit, Inc.	44,463
250	@	Mercury Interactive Corp.	6,950
30,000		Microsoft Corp.	831,299
1,630	@	Novell, Inc.	12,681
11,880	@	Oracle Corp.	149,332
1,380	@	Parametric Technology Corp.	8,073
1,670		Siebel Systems, Inc.	17,535
			1,584,572
		Telecommunications: 2.1%
400	@	ADC Telecommunications, Inc.	8,172
1,260		Alltel Corp.	84,206
11,622		AT&T Corp.	289,504
250	@	Avaya, Inc.	$2,980
5,750		Bellsouth Corp.	156,745
390		CenturyTel, Inc.	12,909
21,100	@	Cisco Systems, Inc.	370,095
440	@	Comverse Technology, Inc.	11,532
4,700	@	Corning, Inc.	95,175
11,070		Motorola, Inc.	266,676
5,390		QUALCOMM, Inc.	245,083
6,800	@	Qwest Communications Intl., Inc.	35,632
670		Scientific-Atlanta, Inc.	28,354
9,735		Sprint Corp.	243,764
1,990	@	Tellabs, Inc.	20,417
9,150		Verizon Communications, Inc.	292,618
			2,163,862
		Textiles: 0.0%
590		Cintas Corp.	26,385
			26,385
		Toys/Games/Hobbies: 0.0%
760		Hasbro, Inc.	15,519
1,350		Mattel, Inc.	22,478
			37,997
		Transportation: 0.6%
1,190		Burlington Northern Santa Fe Corp.	78,754
940		CSX Corp.	45,722
960		FedEx Corp.	93,715
1,780		Norfolk Southern Corp.	78,747
800		Union Pacific Corp.	61,232
3,680		United Parcel Service, Inc.	286,672
			644,842
		Total Common Stock (Cost $35,603,193)	37,797,358

Principal Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 53.6%
	Federal Home Loan Mortgage Corporation: 53.6%
$65,000,000	4.760%, due 12/22/08	56,372,290
	Total U.S. Government Agency Obligations (Cost $58,214,343)	56,372,290

U.S. TREASURY OBLIGATIONS: 10.2%
	U.S. Treasury STRIP: 10.2%
12,264,000	4.460%, due 11/15/08	10,777,444
	Total U.S. Treasury Obligations (Cost $10,741,061)	10,777,444
	Total Long-Term Investments (Cost $104,558,597)	104,947,092

See Accompanying Notes to Financial Statements

111

ING PRINCIPAL PROTECTION FUND VIII	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 1.0%

	Repurchase Agreement: 1.0%
$1,036,000	Morgan Stanley Repurchase Agreement dated 11/30/05, 4.020%, due 12/01/05, $1,036,116 to be received upon repurchase (Collateralized by $1,090,000 Federal National Mortgage Association, 2.350%, Market Value plus accrued interest $1,060,876, due 04/05/07).		$1,036,000
	Total Short-Term Investments (Cost $1,036,000)		1,036,000
	Total Investments in Securities (Cost $105,594,597)*	100.7%	$105,983,092
	Other Assets and Liabilities-Net	(0.7)	(753,332)
	Net Assets	100.0%	$105,229,760

@			Non-income producing security
@@			Foreign issuer
STRIP			Separate Trading of Registered Interest and Principal of Securities
W			When-issued or delayed delivery security
*			Cost for federal income tax purposes is $106,686,870. Net unrealized depreciation consists of:
	Gross Unrealized Appreciation		$2,072,961
	Gross Unrealized Depreciation		(2,776,739)
	Net Unrealized Depreciation		$(703,778)

See Accompanying Notes to Financial Statements

112

PORTFOLIO OF INVESTMENTS
ING PRINCIPAL PROTECTION FUND IX	AS OF NOVEMBER 30, 2005 (UNAUDITED)

Shares			Value
COMMON STOCK: 38.3%
		Advertising: 0.1%
1,000	@	Interpublic Group of Cos., Inc.	$9,320
400		Omnicom Group, Inc.	33,824
			43,144
		Aerospace/Defense: 0.8%
1,950		Boeing Co.	132,970
700		General Dynamics Corp.	80,010
350		Goodrich Corp.	13,482
250		L-3 Communications Holdings, Inc.	18,625
1,500		Lockheed Martin Corp.	90,900
865		Northrop Grumman Corp.	49,625
1,409		Raytheon Co.	54,134
550		Rockwell Collins, Inc.	25,135
2,400		United Technologies Corp.	129,216
			594,097
		Agriculture: 0.8%
6,750		Altria Group, Inc.	491,333
2,960		Archer-Daniels-Midland Co.	69,767
250		Reynolds American, Inc.	22,255
450		UST, Inc.	17,361
			600,716
		Airlines: 0.0%
1,900		Southwest Airlines Co.	31,350
			31,350
		Apparel: 0.2%
1,780	@	Coach, Inc.	61,285
450		Jones Apparel Group, Inc.	12,942
450		Liz Claiborne, Inc.	15,696
650		Nike, Inc.	55,445
100		Reebok Intl., Ltd.	5,758
420		VF Corp.	23,793
			174,919
		Auto Manufacturers: 0.1%
6,300		Ford Motor Co.	51,219
200	@	Navistar Intl. Corp.	5,674
200		PACCAR, Inc.	14,372
			71,265
		Auto Parts and Equipment: 0.1%
800	@	Goodyear Tire & Rubber Co.	13,704
450		Johnson Controls, Inc.	31,253
			44,957
		Banks: 2.5%
900		AmSouth Bancorporation	23,931
13,070		Bank of America Corp.	599,781
1,286		BB&T Corp.	54,719
450		Comerica, Inc.	25,952
200		Compass Bancshares, Inc.	9,692
50		First Horizon National Corp.	1,946
550		Huntington Bancshares, Inc.	13,178
950		KeyCorp	31,502
150		M & T Bank Corp.	16,233
450		Marshall & Ilsley Corp.	19,341
1,000		Mellon Financial Corp.	33,640
1,400		National City Corp.	47,474
500		Northern Trust Corp.	26,345
750		PNC Financial Services Group, Inc.	47,828
1,100		Regions Financial Corp.	$37,059
900		State Street Corp.	51,921
900		SunTrust Banks, Inc.	65,466
685		Synovus Financial Corp.	19,283
2,000		The Bank of New York Co., Inc.	64,800
4,600		U.S. Bancorp	139,288
3,851		Wachovia Corp.	205,643
4,050		Wells Fargo & Co.	254,543
200		Zions Bancorporation	15,126
			1,804,691
		Beverages: 1.3%
1,900		Anheuser-Busch Cos., Inc.	83,106
170		Brown-Forman Corp.	11,706
8,550		Coca-Cola Co.	365,000
900		Coca-Cola Enterprise, Inc.	17,298
400	@	Constellation Brands, Inc.	9,448
350		Pepsi Bottling Group, Inc.	10,325
6,940		PepsiCo, Inc.	410,848
			907,731
		Biotechnology: 0.5%
3,100	@	Amgen, Inc.	250,883
800	@	Biogen Idec, Inc.	34,248
300	@	Chiron Corp.	13,290
650	@	Genzyme Corp.	48,321
100	@	MedImmune, Inc.	3,591
100	@	Millipore Corp.	6,386
			356,719
		Building Materials: 0.1%
450		American Standard Cos., Inc.	17,136
1,100		Masco Corp.	32,747
250		Vulcan Materials Co.	16,675
			66,558
		Chemicals: 0.6
550		Air Products & Chemicals, Inc.	32,544
200		Ashland, Inc.	11,150
2,750		Dow Chemical Co.	124,437
550		E.I. du Pont de Nemours & Co.	23,513
300		Eastman Chemical Co.	16,599
600		Ecolab, Inc.	19,962
350		Engelhard Corp.	10,325
200		International Flavors & Fragrances, Inc.	6,508
720		Monsanto Co.	52,754
730		PPG Industries, Inc.	44,332
850		Praxair, Inc.	44,200
500		Rohm & Haas Co.	21,900
350		Sherwin-Williams Co.	15,344
200		Sigma-Aldrich Corp.	13,208
			436,776
		Commercial Services: 0.4%
3,450		Cendant Corp.	61,307
500		Equifax, Inc.	19,150
1,300		H&R Block, Inc.	31,772
1,220		McKesson Corp.	61,365
100		Moody’s Corp.	6,015
950		Paychex, Inc.	40,290
500		R.R. Donnelley & Sons Co.	17,100
700		Robert Half Intl., Inc.	26,782
			263,781

See Accompanying Notes to Financial Statements

113

PORTFOLIO OF INVESTMENTS
ING PRINCIPAL PROTECTION FUND IX	AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Computers: 1.9%
350	@	Affiliated Computer Services, Inc.	$19,523
3,480	@	Apple Computer, Inc.	236,014
450	@	Computer Sciences Corp.	22,604
9,720	@	Dell, Inc.	293,154
1,300		Electronic Data Systems Corp.	29,965
7,950	@	EMC Corp.	110,744
8,300		Hewlett-Packard Co.	246,261
3,800		International Business Machines Corp.	337,819
300	@	Lexmark Intl., Inc.	14,286
450	@	NCR Corp.	15,278
910	@	Network Appliance, Inc.	26,499
8,380	@	Sun Microsystems, Inc.	31,593
800	@	Unisys Corp.	4,920
			1,388,660
		Cosmetics/Personal Care: 0.8%
200		Alberto-Culver Co.	8,696
1,700		Colgate-Palmolive Co.	92,684
8,243		Procter & Gamble Co.	471,417
			572,797
		Distribution/Wholesale: 0.1%
527		Genuine Parts Co.	23,351
200		W.W. Grainger, Inc.	14,046
			37,397
		Diversified Financial Services: 2.9%
2,950		American Express Co.	151,689
630	W	Ameriprise Financial, Inc.	26,492
240		Bear Stearns Cos., Inc.	26,638
750		Capital One Financial Corp.	62,295
2,500		Charles Schwab Corp.	38,125
750		CIT Group, Inc.	37,125
12,500		Citigroup, Inc.	606,874
1,470		Countrywide Financial Corp.	51,171
900	@	E*TRADE Financial Corp.	17,568
2,400		Fannie Mae	115,320
250		Federated Investors, Inc.	9,135
350		Franklin Resources, Inc.	32,508
1,550		Goldman Sachs Group, Inc.	199,887
1,800		J.P. Morgan Chase & Co.	68,850
1,020		Lehman Brothers Holdings, Inc.	128,520
3,200		MBNA Corp.	85,664
2,300		Merrill Lynch & Co., Inc.	152,766
3,550		Morgan Stanley	198,906
1,000		SLM Corp.	52,550
350		T. Rowe Price Group, Inc.	25,183
			2,087,266
		Electric: 1.2%
1,850	@	AES Corp.	29,175
400	@	Allegheny Energy, Inc.	11,132
450		Ameren Corp.	23,607
1,050		American Electric Power Co., Inc.	38,367
950		CenterPoint Energy, Inc.	12,559
590	@	CMS Energy Corp.	8,248
700		Consolidated Edison, Inc.	31,878
450		Constellation Energy Group, Inc.	23,846
850		Dominion Resources, Inc.	64,558
500		DTE Energy Co.	21,820
2,350		Duke Energy Corp.	63,121
1,100		Edison Intl.	49,632
150		Entergy Corp.	$10,500
1,700		Exelon Corp.	88,467
800		FirstEnergy Corp.	37,568
1,000		FPL Group, Inc.	42,390
1,050		PG&E Corp.	38,619
300		Pinnacle West Capital Corp.	12,447
900		PPL Corp.	26,460
650		Public Service Enterprise Group, Inc.	40,768
1,800		Southern Co.	62,478
700		TECO Energy, Inc.	12,243
990		TXU Corp.	101,603
1,000		Xcel Energy, Inc.	18,510
			869,996
		Electrical Components and Equipment: 0.1%
400		American Power Conversion Corp.	8,964
1,000		Emerson Electric Co.	75,610
			84,574
		Electronics: 0.2%
1,650	@	Agilent Technologies, Inc.	58,839
700		Applera Corp. - Applied Biosystems Group	19,306
450	@	Jabil Circuit, Inc.	14,904
400		PerkinElmer, Inc.	9,124
1,350	@	Sanmina-SCI Corp.	5,589
4,500	@	Solectron Corp.	16,155
400	@	Thermo Electron Corp.	12,340
300	@	Waters Corp.	11,769
			148,026
		Entertainment: 0.0%
800		International Game Technology	23,480
			23,480
		Environmental Control: 0.1%
1,250		Waste Management, Inc.	37,388
			37,388
		Food: 0.4%
450		Campbell Soup Co.	13,595
1,200		ConAgra Foods, Inc.	25,800
800		General Mills, Inc.	38,023
800		H.J. Heinz Co.	27,776
400		Hershey Foods Corp.	21,688
550		Kellogg Co.	24,239
1,850	@	Kroger Co.	36,001
400		McCormick & Co., Inc.	12,488
1,000		Safeway, Inc.	23,250
300		Sara Lee Corp.	5,418
650		SUPERVALU, Inc.	21,268
600		Tyson Foods, Inc.	10,098
500		Wm. Wrigley Jr. Co.	34,295
			293,939
		Forest Products and Paper: 0.1%
500		Georgia-Pacific Corp.	23,645
130		Louisiana-Pacific Corp.	3,506
500		MeadWestvaco Corp.	13,995
50		Plum Creek Timber Co., Inc.	1,948
300		Temple-Inland, Inc.	12,561
600		Weyerhaeuser Co.	39,786
			95,441

See Accompanying Notes to Financial Statements

114

PORTFOLIO OF INVESTMENTS
ING PRINCIPAL PROTECTION FUND IX	AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Gas: 0.1%
100		Nicor, Inc.	$4,010
750		NiSource, Inc.	16,148
600		Sempra Energy	26,370
			46,528
		Hand/Machine Tools: 0.1%
310		Black & Decker Corp.	27,221
100		Snap-On, Inc.	3,737
300		Stanley Works	14,400
			45,358
		Healthcare-Products: 1.2%
100		Bausch & Lomb, Inc.	8,126
1,550		Baxter Intl., Inc.	60,280
680		Becton Dickinson & Co.	39,596
1,350	@	Boston Scientific Corp.	35,748
250		C.R. Bard, Inc.	16,218
790		Guidant Corp.	48,727
7,100		Johnson & Johnson	438,424
2,950		Medtronic, Inc.	163,932
950	@	St. Jude Medical, Inc.	45,382
			856,433
		Healthcare-Services: 1.0%
1,160	W	Aetna, Inc.	107,288
750	@	Coventry Health Care, Inc.	44,678
710	@	Humana, Inc.	32,539
350	@	Laboratory Corp. of America Holdings	18,162
5,250		UnitedHealth Group, Inc.	314,265
2,560	@	WellPoint, Inc.	196,685
			713,617
		Home Builders: 0.0%
300		Lennar Corp.	17,304
			17,304
		Home Furnishings: 0.0%
100		Whirlpool Corp.	8,185
			8,185
		Household Products/Wares: 0.2%
400		Clorox Co.	21,712
300		Fortune Brands, Inc.	23,388
1,250		Kimberly-Clark Corp.	73,725
			118,825
		Housewares: 0.0%
800		Newell Rubbermaid, Inc.	18,456
			18,456
		Insurance: 2.1%
740	@@	ACE Ltd.	41,070
1,300		AFLAC, Inc.	62,400
1,560		Allstate Corp.	87,516
300		AMBAC Financial Group, Inc.	23,007
6,250		American Intl. Group, Inc.	419,624
700		Aon Corp.	25,487
840		Chubb Corp.	81,346
300		CIGNA Corp.	33,756
403		Cincinnati Financial Corp.	17,946
750		Hartford Financial Services Group, Inc.	65,528
150		Jefferson-Pilot Corp.	$8,333
600		Lincoln National Corp.	31,188
480		Loews Corp.	46,358
350		MBIA, Inc.	21,623
3,040		MetLife, Inc.	156,377
300		MGIC Investment Corp.	19,530
950		Principal Financial Group	48,137
510		Progressive Corp.	62,725
1,650		Prudential Financial, Inc.	127,709
300		Safeco Corp.	16,875
1,650		St. Paul Travelers Cos., Inc.	76,775
300		Torchmark Corp.	16,236
750		UnumProvident Corp.	16,500
360	@@	XL Capital Ltd.	23,897
			1,529,943
		Internet: 0.3%
2,600	@	eBay, Inc.	116,506
300	@	Monster Worldwide, Inc.	11,670
3,887	@	Symantec Corp.	68,683
600	@	Yahoo!, Inc.	24,138
			220,997
		Iron/Steel: 0.1%
650		Nucor Corp.	43,602
250		United States Steel Corp.	11,900
			55,502
		Leisure Time: 0.1%
250		Brunswick Corp.	9,823
1,000		Carnival Corp.	54,490
600		Harley-Davidson, Inc.	32,316
			96,629
		Lodging: 0.1%
100		Harrah’s Entertainment, Inc.	6,809
750		Hilton Hotels Corp.	16,440
420		Marriott Intl., Inc.	27,136
550		Starwood Hotels & Resorts Worldwide, Inc.	33,275
			83,660
		Machinery-Diversified: 0.1%
150		Cummins, Inc.	13,350
550		Deere & Co.	38,143
400		Rockwell Automation, Inc.	22,572
			74,065
		Media: 1.0%
1,300		Clear Channel Communications, Inc.	42,328
5,400	@	Comcast Corp.	142,559
100		Gannett Co., Inc.	6,162
1,530		McGraw-Hill Cos., Inc.	81,167
100		Meredith Corp.	5,100
400		New York Times Co.	11,000
6,050		News Corp.	89,601
11,550		Time Warner, Inc.	207,668
650		Tribune Co.	20,781
3,850		Viacom, Inc.	128,590
950		Walt Disney Co.	23,684
			758,640

See Accompanying Notes to Financial Statements

115

PORTFOLIO OF INVESTMENTS
ING PRINCIPAL PROTECTION FUND IX	AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Mining: 0.1%
850		Freeport-McMoRan Copper & Gold, Inc.	$44,294
300		Newmont Mining Corp.	13,836
300		Phelps Dodge Corp.	40,701
			98,831
		Miscellaneous Manufacturing: 1.9%
1,950		3M Co.	153,036
200		Cooper Industries Ltd.	14,548
650		Danaher Corp.	36,075
500		Dover Corp.	20,225
400		Eaton Corp.	25,488
25,600		General Electric Co.	914,431
2,200		Honeywell Intl., Inc.	80,388
550		Illinois Tool Works, Inc.	48,549
1,150	@@	Ingersoll-Rand Co. Ltd.	45,575
200		ITT Industries, Inc.	21,752
300		Parker Hannifin Corp.	20,523
350		Textron, Inc.	27,615
			1,408,205
		Office/Business Equipment: 0.1%
550		Pitney Bowes, Inc.	22,913
2,450	@	Xerox Corp.	34,790
			57,703
		Oil and Gas: 3.6%
150		Amerada Hess Corp.	18,378
450		Anadarko Petroleum Corp.	40,775
650		Apache Corp.	42,432
1,400		Burlington Resources, Inc.	101,150
6,344		ChevronTexaco Corp.	363,574
3,850		ConocoPhillips	232,963
1,700		Devon Energy Corp.	102,340
700		EOG Resources, Inc.	50,225
22,050		Exxon Mobil Corp.	1,279,561
200		Kerr-McGee Corp.	17,290
1,100		Marathon Oil Corp.	65,219
100		Murphy Oil Corp.	4,946
300	@,@@	Nabors Industries Ltd.	21,003
150		Noble Corp.	10,811
1,150		Occidental Petroleum Corp.	91,195
200	@	Rowan Cos., Inc.	7,176
500		Sunoco, Inc.	38,600
650	@	Transocean, Inc.	41,496
1,050		Valero Energy Corp.	101,010
			2,630,144
		Oil and Gas Services: 0.2%
100		Baker Hughes, Inc.	5,735
200		Halliburton Co.	12,730
50	@	National-Oilwell Varco, Inc.	3,031
1,200		Schlumberger Ltd.	114,876
			136,372
		Packaging and Containers: 0.0%
400		Ball Corp.	16,488
200	@	Sealed Air Corp.	10,342
			26,830
		Pharmaceuticals: 1.9%
3,800		Abbott Laboratories	143,298
300		Allergan, Inc.	30,000
480		AmerisourceBergen Corp.	$38,568
900		Bristol-Myers Squibb Co.	19,431
1,390		Cardinal Health, Inc.	88,891
1,030	@	Caremark Rx, Inc.	52,932
550		Eli Lilly & Co.	27,775
400	@	Express Scripts, Inc.	33,784
900	@	Forest Laboratories, Inc.	35,163
1,500	@	Gilead Sciences, Inc.	76,035
650	@	Hospira, Inc.	28,698
1,130	@	King Pharmaceuticals, Inc.	17,775
800	@	Medco Health Solutions, Inc.	42,920
5,250		Merck & Co., Inc.	154,350
500		Mylan Laboratories, Inc.	10,445
17,600		Pfizer, Inc.	373,119
3,450		Schering-Plough Corp.	66,654
300	@	Watson Pharmaceuticals, Inc.	10,008
3,300		Wyeth	137,148
			1,386,994
		Pipelines: 0.1%
1,400		El Paso Corp.	15,386
200		Kinder Morgan, Inc.	18,120
950		Williams Cos., Inc.	20,425
			53,931
		Real Estate Investment Trusts: 0.2%
250		Apartment Investment & Management Co.	9,683
550		Archstone-Smith Trust	22,996
1,000		Equity Office Properties Trust	31,180
650		ProLogis	29,484
200		Public Storage, Inc.	14,120
500		Simon Property Group, Inc.	38,654
300		Vornado Realty Trust	25,605
			171,722
		Retail: 2.3%
450	@	Autonation, Inc.	9,324
100	@	Autozone, Inc.	8,906
650	@	Bed Bath & Beyond, Inc.	27,729
1,320		Best Buy Co., Inc.	63,677
350		Circuit City Stores, Inc.	7,326
1,250		Costco Wholesale Corp.	62,475
400		CVS Corp.	10,808
610		Darden Restaurants, Inc.	21,826
750		Dollar General Corp.	14,183
200		Family Dollar Stores, Inc.	4,502
833		Federated Department Stores, Inc.	53,670
1,350		Gap, Inc.	23,463
5,210		Home Depot, Inc.	217,673
950		J.C. Penney Co., Inc. Holding Co.	49,847
800	@	Kohl’s Corp.	36,800
1,050		Limited Brands, Inc.	23,363
1,950		Lowe’s Cos., Inc.	131,585
3,000		McDonald’s Corp.	101,550
900		Nordstrom, Inc.	33,192
750	@	Office Depot, Inc.	22,260
230	@	Sears Holdings Corp.	26,455
2,340		Staples, Inc.	54,054
1,700	@	Starbucks Corp.	51,765
2,050		Target Corp.	109,696
200		Tiffany & Co.	8,140
1,050		TJX Cos., Inc.	23,531

See Accompanying Notes to Financial Statements

116

PORTFOLIO OF INVESTMENTS
ING PRINCIPAL PROTECTION FUND IX	AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Retail (continued)
5,950		Wal-Mart Stores, Inc.	$288,931
3,330		Walgreen Co.	152,113
250		Wendy’s Intl., Inc.	12,695
750		Yum! Brands, Inc.	36,593
			1,688,132
		Savings and Loans: 0.2%
650		Golden West Financial Corp.	42,114
2,370		Washington Mutual, Inc.	97,620
			139,734
		Semiconductors: 1.5%
150	@	Altera Corp.	2,739
900		Analog Devices, Inc.	34,128
3,700		Applied Materials, Inc.	67,007
800	@	Broadcom Corp.	37,232
1,008	@	Freescale Semiconductor, Inc.	26,006
19,690		Intel Corp.	525,328
450		KLA-Tencor Corp.	23,036
750		Linear Technology Corp.	27,983
1,000	@	LSI Logic Corp.	8,210
750		Maxim Integrated Products, Inc.	27,413
1,100		National Semiconductor Corp.	28,468
50	@	Novellus Systems, Inc.	1,234
450	@	Nvidia Corp.	16,277
350	@	QLogic Corp.	11,571
6,650		Texas Instruments, Inc.	215,991
			1,052,623
		Software: 1.6%
1,220		Adobe Systems, Inc.	39,784
780		Autodesk, Inc.	32,542
1,450		Automatic Data Processing, Inc.	68,150
990	@	BMC Software, Inc.	20,285
750	@	Citrix Systems, Inc.	20,355
1,050		Computer Associates Intl., Inc.	29,936
1,350	@	Compuware Corp.	12,461
750	@	Electronic Arts, Inc.	42,270
1,800		First Data Corp.	77,886
400	@	Fiserv, Inc.	18,204
450		IMS Health, Inc.	11,003
600	@	Intuit, Inc.	32,142
300	@	Mercury Interactive Corp.	8,340
22,100		Microsoft Corp.	612,390
1,100	@	Novell, Inc.	8,558
9,110	@	Oracle Corp.	114,512
1,200	@	Parametric Technology Corp.	7,020
1,250		Siebel Systems, Inc.	13,125
			1,168,963
		Telecommunications: 2.2%
300	@	ADC Telecommunications, Inc.	6,129
900		Alltel Corp.	60,147
8,305		AT&T Corp.	206,878
500	@	Avaya, Inc.	5,960
4,500		Bellsouth Corp.	122,670
300		CenturyTel, Inc.	9,930
15,650	@	Cisco Systems, Inc.	274,500
700	@	Comverse Technology, Inc.	18,347
3,650	@	Corning, Inc.	73,913
8,130		Motorola, Inc.	195,852
4,000		QUALCOMM, Inc.	181,880
4,950	@	Qwest Communications Intl., Inc.	25,938
600		Scientific-Atlanta, Inc.	$25,392
7,209		Sprint Corp.	180,513
1,100	@	Tellabs, Inc.	11,286
6,800		Verizon Communications, Inc.	217,464
			1,616,799
		Textiles: 0.0%
400		Cintas Corp.	17,888
			17,888
		Toys/Games/Hobbies: 0.0%
700		Hasbro, Inc.	14,294
1,050		Mattel, Inc.	17,483
			31,777
		Transportation: 0.7%
950		Burlington Northern Santa Fe Corp.	62,871
500		CSX Corp.	24,320
700		FedEx Corp.	68,334
1,350		Norfolk Southern Corp.	59,724
650		Union Pacific Corp.	49,751
2,700		United Parcel Service, Inc.	210,330
			475,330
		Total Common Stock (Cost $26,073,452)	27,841,788

Principal Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 58.8%
	Federal Home Loan Mortgage Corporation: 58.8%
$40,500,000	4.780%, due 04/21/09	34,577,766
9,500,000	4.990%, due 03/15/09	8,143,087
	Total U.S. Government Agency Obligations (Cost $43,654,848)	42,720,853
U.S. TREASURY OBLIGATIONS: 2.8%
	U.S. Treasury STRIP: 2.8%
2,383,000	4.480%, due 02/15/09	2,070,736
	Total U.S. Treasury Obligations (Cost $2,102,809)	2,070,736
	Total Long-Term Investments (Cost $71,831,109)	72,633,377

See Accompanying Notes to Financial Statements

117

PORTFOLIO OF INVESTMENTS
ING PRINCIPAL PROTECTION FUND IX	AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 0.5%
	Repurchase Agreement: 0.5%
$367,000	Goldman Sachs Repurchase Agreement dated 11/30/05, 4.020%, due 12/01/05, $367,041 to be received upon repurchase (Collateralized by $375,000 Federal National Mortgage Association, 5.250%, Market Value plus accrued interest $385,313, due 06/15/06).		$367,000
	Total Short-Term Investments (Cost $367,000)		367,000
	Total Investments In Securities (Cost $72,198,109)*	100.4%	$73,000,377
	Other Assets and Liabilities-Net	(0.4)	(290,366)
	Net Assets	100.0%	$72,710,011

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
W	When-issued or delayed delivery security
*	Cost for federal income tax purposes is $72,919,915. Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$1,802,410
	Gross Unrealized Depreciation		(1,721,948)
	Net Unrealized Appreciation		$80,462

See Accompanying Notes to Financial Statements

118

PORTFOLIO OF INVESTMENTS
ING PRINCIPAL PROTECTION FUND X	AS OF NOVEMBER 30, 2005 (UNAUDITED)

Shares			Value
COMMON STOCK: 44.0%
		Advertising: 0.1%
931	@	Interpublic Group of Cos., Inc.	$8,677
407		Omnicom Group, Inc.	34,416
			43,093
		Aerospace/Defense: 0.9%
1,815		Boeing Co.	123,765
549		General Dynamics Corp.	62,751
263		Goodrich Corp.	10,131
200		L-3 Communications Holdings, Inc.	14,900
1,439		Lockheed Martin Corp.	87,203
897		Northrop Grumman Corp.	51,461
1,373		Raytheon Co.	52,751
599		Rockwell Collins, Inc.	27,374
2,348		United Technologies Corp.	126,416
			556,752
		Agriculture: 0.9%
6,376		Altria Group, Inc.	464,109
2,625		Archer-Daniels-Midland Co.	61,871
217		Reynolds American, Inc.	19,317
322		UST, Inc.	12,423
			557,720
		Airlines: 0.0%
1,550		Southwest Airlines Co.	25,575
			25,575
		Apparel: 0.2%
1,520	@	Coach, Inc.	52,334
303		Jones Apparel Group, Inc.	8,714
261		Liz Claiborne, Inc.	9,104
568		Nike, Inc.	48,450
142		Reebok Intl., Ltd.	8,176
283		VF Corp.	16,032
			142,810
		Auto Manufacturers: 0.1%
6,850		Ford Motor Co.	55,690
181		PACCAR, Inc.	13,007
			68,697
		Auto Parts and Equipment: 0.1%
379	@	Goodyear Tire & Rubber Co.	6,492
380		Johnson Controls, Inc.	26,391
			32,883
		Banks: 2.9%
950		AmSouth Bancorporation	25,261
12,412		Bank of America Corp.	569,588
1,306		BB&T Corp.	55,570
337		Comerica, Inc.	19,435
250		Compass Bancshares, Inc.	12,115
120		First Horizon National Corp.	4,670
448		Huntington Bancshares, Inc.	10,734
952		KeyCorp	31,568
171		M & T Bank Corp.	18,506
395		Marshall & Ilsley Corp.	16,977
978		Mellon Financial Corp.	32,900
1,328		National City Corp.	45,032
371		Northern Trust Corp.	19,548
629		PNC Financial Services Group, Inc.	40,111
1,100		Regions Financial Corp.	$37,059
802		State Street Corp.	46,267
875		SunTrust Banks, Inc.	63,648
782		Synovus Financial Corp.	22,013
1,828		The Bank of New York Co., Inc.	59,227
4,368		U.S. Bancorp	132,263
3,685		Wachovia Corp.	196,779
3,813		Wells Fargo & Co.	239,647
199		Zions Bancorporation	15,050
			1,713,968
		Beverages: 1.4%
1,692		Anheuser-Busch Cos., Inc.	74,008
313		Brown-Forman Corp.	21,553
8,102		Coca-Cola Co.	345,874
862		Coca-Cola Enterprises, Inc.	16,568
350	@	Constellation Brands, Inc.	8,267
359		Pepsi Bottling Group, Inc.	10,591
6,415		PepsiCo, Inc.	379,768
			856,629
		Biotechnology: 0.5%
2,777	@	Amgen, Inc.	224,743
800	@	Biogen Idec, Inc.	34,248
200	@	Chiron Corp.	8,860
497	@	Genzyme Corp.	36,947
100	@	MedImmune, Inc.	3,591
97	@	Millipore Corp.	6,194
			314,583
		Building Materials: 0.1%
321		American Standard Cos., Inc.	12,224
1,068		Masco Corp.	31,794
252		Vulcan Materials Co.	16,808
			60,826
		Chemicals: 0.6%
452		Air Products & Chemicals, Inc.	26,745
200		Ashland, Inc.	11,150
2,648		Dow Chemical Co.	119,821
461		E.I. du Pont de Nemours & Co.	19,708
311		Eastman Chemical Co.	17,208
480		Ecolab, Inc.	15,970
144		Engelhard Corp.	4,248
200	@	Hercules, Inc.	2,352
188		International Flavors & Fragrances, Inc.	6,118
594		Monsanto Co.	43,522
625		PPG Industries, Inc.	37,956
865		Praxair, Inc.	44,980
401		Rohm & Haas Co.	17,564
212		Sherwin-Williams Co.	9,294
169		Sigma-Aldrich Corp.	11,161
			387,797
		Commercial Services: 0.4%
2,895		Cendant Corp.	51,444
432		Equifax, Inc.	16,546
1,306		H&R Block, Inc.	31,919
1,251		McKesson Corp.	62,924
144		Moody’s Corp.	8,662
873		Paychex, Inc.	37,024
429		R.R. Donnelley & Sons Co.	14,672
595		Robert Half Intl., Inc.	22,765
			245,956

See Accompanying Notes to Financial Statements

119

PORTFOLIO OF INVESTMENTS
ING PRINCIPAL PROTECTION FUND X	AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Computers: 2.2%
250	@	Affiliated Computer Services, Inc.	$13,945
3,210	@	Apple Computer, Inc.	217,702
379	@	Computer Sciences Corp.	19,037
9,436	@	Dell, Inc.	284,590
1,250		Electronic Data Systems Corp.	28,813
7,510	@	EMC Corp.	104,614
6,739		Hewlett-Packard Co.	199,946
3,688		International Business Machines Corp.	327,864
303	@	Lexmark Intl., Inc.	14,429
396	@	NCR Corp.	13,444
784	@	Network Appliance, Inc.	22,830
7,942	@	Sun Microsystems, Inc.	29,941
866	@	Unisys Corp.	5,326
			1,282,481
		Cosmetics/Personal Care: 0.9%
193		Alberto-Culver Co.	8,392
1,525		Colgate-Palmolive Co.	83,143
7,797		Procter & Gamble Co.	445,910
			537,445
		Distribution/Wholesale: 0.1%
520		Genuine Parts Co.	23,041
165		W.W. Grainger, Inc.	11,588
			34,629
		Diversified Financial Services: 3.3%
2,766		American Express Co.	142,228
553	W	Ameriprise Financial, Inc.	23,254
349		Bear Stearns Cos., Inc.	38,736
624		Capital One Financial Corp.	51,829
2,350		Charles Schwab Corp.	35,838
550		CIT Group, Inc.	27,225
11,830		Citigroup, Inc.	574,346
1,330		Countrywide Financial Corp.	46,297
850	@	E*TRADE Financial Corp.	16,592
2,318		Fannie Mae	111,380
99		Federated Investors, Inc.	3,617
273		Franklin Resources, Inc.	25,356
1,380		Goldman Sachs Group, Inc.	177,965
1,600		J.P. Morgan Chase & Co.	61,200
1,019		Lehman Brothers Holdings, Inc.	128,394
3,000		MBNA Corp.	80,310
2,253		Merrill Lynch & Co., Inc.	149,644
3,290		Morgan Stanley	184,338
1,045		SLM Corp.	54,915
250		T. Rowe Price Group, Inc.	17,988
			1,951,452
		Electric: 1.3%
1,538	@	AES Corp.	24,254
275	@	Allegheny Energy, Inc.	7,653
486		Ameren Corp.	25,496
907		American Electric Power Co., Inc.	33,142
900		CenterPoint Energy, Inc.	11,898
942	@	CMS Energy Corp.	13,169
478		Consolidated Edison, Inc.	21,768
473		Constellation Energy Group, Inc.	25,064
800		Dominion Resources, Inc.	60,760
350		DTE Energy Co.	15,274
2,195		Duke Energy Corp.	58,958
1,041		Edison Intl.	46,970
100		Entergy Corp.	$7,000
1,526		Exelon Corp.	79,413
933		FirstEnergy Corp.	43,814
954		FPL Group, Inc.	40,440
954		PG&E Corp.	35,088
200		Pinnacle West Capital Corp.	8,298
958		PPL Corp.	28,165
500		Public Service Enterprise Group, Inc.	31,360
1,662		Southern Co.	57,688
896		TECO Energy, Inc.	15,671
913		TXU Corp.	93,701
1,007		Xcel Energy, Inc.	18,640
			803,684
		Electrical Components and Equipment: 0.1%
400		American Power Conversion Corp.	8,964
954		Emerson Electric Co.	72,132
			81,096
		Electronics: 0.2%
1,542	@	Agilent Technologies, Inc.	54,987
444		Applera Corp. - Applied Biosystems Group	12,246
424	@	Jabil Circuit, Inc.	14,043
284		PerkinElmer, Inc.	6,478
1,140	@	Sanmina-SCI Corp.	4,720
4,100	@	Solectron Corp.	14,718
283	@	Thermo Electron Corp.	8,731
290	@	Waters Corp.	11,377
			127,300
		Entertainment: 0.0%
800		International Game Technology	23,480
			23,480
		Environmental Control: 0.1%
1,252		Waste Management, Inc.	37,447
			37,447
		Food: 0.5%
400		Campbell Soup Co.	12,084
1,171		ConAgra Foods, Inc.	25,177
930		General Mills, Inc.	44,202
932		H.J. Heinz Co.	32,358
489		Hershey Foods Corp.	26,514
529		Kellogg Co.	23,313
1,475	@	Kroger Co.	28,704
291		McCormick & Co., Inc.	9,085
1,250		Safeway, Inc.	29,063
293		Sara Lee Corp.	5,292
407		SUPERVALU, Inc.	13,317
500		Tyson Foods, Inc.	8,415
433		Wm. Wrigley Jr. Co.	29,699
			287,223
		Forest Products and Paper: 0.2%
733		Georgia-Pacific Corp.	34,664
294		Louisiana-Pacific Corp.	7,929
425		MeadWestvaco Corp.	11,896
96		Plum Creek Timber Co., Inc.	3,740
338		Temple-Inland, Inc.	14,152
500		Weyerhaeuser Co.	33,155
			105,536

See Accompanying Notes to Financial Statements

120

PORTFOLIO OF INVESTMENTS
ING PRINCIPAL PROTECTION FUND X	AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Gas: 0.1%
135		Nicor, Inc.	$5,414
600		NiSource, Inc.	12,918
465		Sempra Energy	20,436
			38,768
		Hand/Machine Tools: 0.1%
198		Black & Decker Corp.	17,386
148		Snap-On, Inc.	5,531
285		Stanley Works	13,680
			36,597
		Healthcare-Products: 1.4%
153		Bausch & Lomb, Inc.	12,433
1,319		Baxter Intl., Inc.	51,296
554		Becton Dickinson & Co.	32,259 39,746
1,501	@	Boston Scientific Corp.
207		C.R. Bard, Inc.	13,428
789		Guidant Corp.	48,666
6,852		Johnson & Johnson	423,110
2,750		Medtronic, Inc.	152,818 42,420
888	@	St. Jude Medical, Inc.
100		Stryker Corp.	4,330
			820,506
		Healthcare-Services: 1.2%
1,134	W	Aetna, Inc.	104,884 36,636
615	@	Coventry Health Care, Inc.
602	@	Humana, Inc.	27,590
300	@	Laboratory Corp. of America Holdings	15,567
200		Manor Care, Inc.	7,886
204		Quest Diagnostics, Inc.	10,218
5,048		UnitedHealth Group, Inc.	302,173
2,368	@	WellPoint, Inc.	181,933
			686,887
		Home Builders: 0.0%
300		Lennar Corp.	17,304
			17,304
		Home Furnishings: 0.0%
70		Whirlpool Corp.	5,730
			5,730
		Household Products/Wares: 0.2%
310		Clorox Co.	16,827
328		Fortune Brands, Inc.	25,571
1,137		Kimberly-Clark Corp.	67,060
			109,458
		Housewares: 0.0%
818		Newell Rubbermaid, Inc.	18,871
			18,871
		Insurance: 2.4%
612	@@	ACE Ltd.	33,966
1,086		AFLAC, Inc.	52,128
1,444		Allstate Corp.	81,008
267		AMBAC Financial Group, Inc.	20,476
5,899		American Intl. Group, Inc.	396,059
750		Aon Corp.	27,308
846		Chubb Corp.	81,927
318		CIGNA Corp.	35,781
331		Cincinnati Financial Corp.	14,739
776		Hartford Financial Services Group, Inc.	$67,799
31		Jefferson-Pilot Corp.	1,722
490		Lincoln National Corp.	25,470
421		Loews Corp.	40,660
297		MBIA, Inc.	18,349
2,861		MetLife, Inc.	147,170
287		MGIC Investment Corp.	18,684
908		Principal Financial Group	46,008
372		Progressive Corp.	45,752
1,573		Prudential Financial, Inc.	121,750
218		Safeco Corp.	12,263
1,530		St. Paul Travelers Cos., Inc.	71,191
277		Torchmark Corp.	14,991
910		UnumProvident Corp.	20,020
252	@@	XL Capital Ltd.	16,728
			1,411,949
		Internet: 0.4%
2,616	@	eBay, Inc.	117,222
250	@	Monster Worldwide, Inc.	9,725
3,659	@	Symantec Corp.	64,655
499	@	Yahoo!, Inc.	20,075
			211,677
		Iron/Steel: 0.1%
576		Nucor Corp.	38,638
383		United States Steel Corp.	18,231
			56,869
		Leisure Time: 0.2%
188		Brunswick Corp.	7,387
1,057		Carnival Corp.	57,596
612		Harley-Davidson, Inc.	32,962
354		Sabre Holdings Corp.	8,096
			106,041
		Lodging: 0.1%
64		Harrah’s Entertainment, Inc.	4,358
947		Hilton Hotels Corp.	20,758
366		Marriott Intl., Inc.	23,647
504		Starwood Hotels & Resorts Worldwide, Inc.	30,492
			79,255
		Machinery-Diversified: 0.1%
106		Cummins, Inc.	9,434
531		Deere & Co.	36,825
416		Rockwell Automation, Inc.	23,475
			69,734
		Media: 1.2%
1,300		Clear Channel Communications, Inc.	42,328
5,114	@	Comcast Corp.	135,009
79		Gannett Co., Inc.	4,868
1,552		McGraw-Hill Cos., Inc.	82,334
95		Meredith Corp.	4,845
289		New York Times Co.	7,948
5,550		News Corp.	82,196
10,907		Time Warner, Inc.	196,107
586		Tribune Co.	18,734
3,745		Viacom, Inc.	125,083
920		Walt Disney Co.	22,936
			722,388

See Accompanying Notes to Financial Statements

121

PORTFOLIO OF INVESTMENTS
ING PRINCIPAL PROTECTION FUND X	AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Mining: 0.1%
500		Freeport-McMoRan Copper & Gold, Inc.	$26,055
264		Phelps Dodge Corp.	35,817
			61,872
		Miscellaneous Manufacturing: 2.2%
1,670		3M Co.	131,062
213		Cooper Industries Ltd.	15,494
625		Danaher Corp.	34,688
353		Dover Corp.	14,279
296		Eaton Corp.	18,861
24,255		General Electric Co.	866,388
1,959		Honeywell Intl., Inc.	71,582
414		Illinois Tool Works, Inc.	36,544
1,028	@@	Ingersoll-Rand Co. Ltd.	40,740
215		ITT Industries, Inc.	23,383
218		Parker Hannifin Corp.	14,913
237		Textron, Inc.	18,699
			1,286,633
		Office/Business Equipment: 0.1%
459		Pitney Bowes, Inc.	19,122
2,544	@	Xerox Corp.	36,125
			55,247
		Oil and Gas: 4.2%
110		Amerada Hess Corp.	13,477
427		Anadarko Petroleum Corp.	38,690
548		Apache Corp.	35,773
1,315		Burlington Resources, Inc.	95,009
6,097		ChevronTexaco Corp.	349,419
3,786		ConocoPhillips	229,091
1,474		Devon Energy Corp.	88,735
626		EOG Resources, Inc.	44,916
21,017		Exxon Mobil Corp.	1,219,616
165		Kerr-McGee Corp.	14,264
1,026		Marathon Oil Corp.	60,832
100		Murphy Oil Corp.	4,946
300	@,@@	Nabors Industries Ltd.	21,003
75		Noble Corp.	5,405
1,040		Occidental Petroleum Corp.	82,472
200	@	Rowan Cos., Inc.	7,176
474		Sunoco, Inc.	36,593
600	@	Transocean, Inc.	38,304
1,064		Valero Energy Corp.	102,357
			2,488,078
		Oil and Gas Services: 0.2%
100		Baker Hughes, Inc.	5,735
200		Halliburton Co.	12,730
50	@	National-Oilwell Varco, Inc.	3,031
1,200		Schlumberger Ltd.	114,876
			136,372
		Packaging and Containers: 0.0%
260		Ball Corp.	10,717
197	@	Sealed Air Corp.	10,187
			20,904
		Pharmaceuticals: 2.2%
3,650		Abbott Laboratories	137,642
293		Allergan, Inc.	29,300
415		AmerisourceBergen Corp.	33,345
900		Bristol-Myers Squibb Co.	19,431
1,358		Cardinal Health, Inc.	$86,844
1,011	@	Caremark Rx, Inc.	51,955
520		Eli Lilly & Co.	26,260
330	@	Express Scripts, Inc.	27,872
809	@	Forest Laboratories, Inc.	31,608
1,424	@	Gilead Sciences, Inc.	72,183
615	@	Hospira, Inc.	27,152
1,044	@	King Pharmaceuticals, Inc.	16,422
774	@	Medco Health Solutions, Inc.	41,525
5,189		Merck & Co., Inc.	152,557
500		Mylan Laboratories, Inc.	10,445
16,606		Pfizer, Inc.	352,046
3,450		Schering-Plough Corp.	66,654
250	@	Watson Pharmaceuticals, Inc.	8,340
3,044		Wyeth	126,509
			1,318,090
		Pipelines: 0.1%
1,300		El Paso Corp.	14,287
177		Kinder Morgan, Inc.	16,036
1,329		Williams Cos., Inc.	28,574
			58,897
		Real Estate Investment Trusts: 0.3%
200		Apartment Investment & Management Co.	7,746
500		Archstone-Smith Trust	20,905
1,000		Equity Office Properties Trust	31,180
570		ProLogis	25,855
200		Public Storage, Inc.	14,120
476		Simon Property Group, Inc.	36,800
200		Vornado Realty Trust	17,070
			153,676
		Retail: 2.8%
350	@	Autonation, Inc.	7,252
100	@	Autozone, Inc.	8,906
828	@	Bed Bath & Beyond, Inc.	35,322
1,239		Best Buy Co., Inc.	59,769
393		Circuit City Stores, Inc.	8,225
1,036		Costco Wholesale Corp.	51,779
300		CVS Corp.	8,106
491		Darden Restaurants, Inc.	17,568
600		Dollar General Corp.	11,346
200		Family Dollar Stores, Inc.	4,502
986		Federated Department Stores, Inc.	63,528
1,318		Gap, Inc.	22,907
5,012		Home Depot, Inc.	209,401
842		J.C. Penney Co., Inc. Holding Co.	44,180
800	@	Kohl’s Corp.	36,800
882		Limited Brands, Inc.	19,625
1,631		Lowe’s Cos., Inc.	110,060
2,852		McDonald’s Corp.	96,540
948		Nordstrom, Inc.	34,962
762	@	Office Depot, Inc.	22,616
300		RadioShack Corp.	6,843
230	@	Sears Holdings Corp.	26,455
2,267		Staples, Inc.	52,368
1,592	@	Starbucks Corp.	48,476
2,101		Target Corp.	112,425
340		Tiffany & Co.	13,838
1,280		TJX Cos., Inc.	28,685
5,710		Wal-Mart Stores, Inc.	277,279
3,093		Walgreen Co.	141,288

See Accompanying Notes to Financial Statements

122

PORTFOLIO OF INVESTMENTS
ING PRINCIPAL PROTECTION FUND X	AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Retail (continued)
239		Wendy’s Intl., Inc.	$12,136
946		Yum! Brands, Inc.	46,155
			1,639,342
		Savings and Loans: 0.2%
772		Golden West Financial Corp.	50,018
2,337		Washington Mutual, Inc.	96,261
			146,279
		Semiconductors: 1.7%
170	@	Altera Corp.	3,104
899		Analog Devices, Inc.	34,090
3,782		Applied Materials, Inc.	68,492
750	@	Broadcom Corp.	34,905
947	@	Freescale Semiconductor, Inc.	24,433
18,621		Intel Corp.	496,807
433		KLA-Tencor Corp.	22,165
603		Linear Technology Corp.	22,498
850	@	LSI Logic Corp.	6,979
612		Maxim Integrated Products, Inc.	22,369
1,207		National Semiconductor Corp.	31,237
300	@	Novellus Systems, Inc.	7,401
350	@	Nvidia Corp.	12,660
283	@	QLogic Corp.	9,356
6,233		Texas Instruments, Inc.	202,448
			998,944
		Software: 1.8%
1,124		Adobe Systems, Inc.	36,654
742		Autodesk, Inc.	30,956
1,263		Automatic Data Processing, Inc.	59,361
864	@	BMC Software, Inc.	17,703
396	@	Citrix Systems, Inc.	10,747
1,131		Computer Associates Intl., Inc.	32,245
1,359	@	Compuware Corp.	12,544
608	@	Electronic Arts, Inc.	34,267
1,669		First Data Corp.	72,218
439	@	Fiserv, Inc.	19,979
437		IMS Health, Inc.	10,685
478	@	Intuit, Inc.	25,606
200	@	Mercury Interactive Corp.	5,560
20,887		Microsoft Corp.	578,778
897	@	Novell, Inc.	6,979
8,536	@	Oracle Corp.	107,297
871	@	Parametric Technology Corp.	5,095
1,417		Siebel Systems, Inc.	14,879
			1,081,553
		Telecommunications: 2.6%
887		Alltel Corp.	59,278
8,434		AT&T Corp.	210,100
183	@	Avaya, Inc.	2,181
4,210		Bellsouth Corp.	114,765
280		CenturyTel, Inc.	9,268
14,851	@	Cisco Systems, Inc.	260,486
400	@	Comverse Technology, Inc.	10,484
3,496	@	Corning, Inc.	70,794
7,789		Motorola, Inc.	187,637
3,824		QUALCOMM, Inc.	173,877
4,160	@	Qwest Communications Intl., Inc.	21,798
455		Scientific-Atlanta, Inc.	19,256
6,840		Sprint Corp.	171,274
1,257	@	Tellabs, Inc.	12,897
6,445		Verizon Communications, Inc.	206,111
			1,530,206
		Textiles: 0.0%
361		Cintas Corp.	$16,144
			16,144
		Toys/Games/Hobbies: 0.1%
755		Hasbro, Inc.	15,417
976		Mattel, Inc.	16,251
			31,668
		Transportation: 0.8%
1,022		Burlington Northern Santa Fe Corp.	67,636
430		CSX Corp.	20,915
785		FedEx Corp.	76,632
1,275		Norfolk Southern Corp.	56,406
550		Union Pacific Corp.	42,097
2,502		United Parcel Service, Inc.	194,906
			458,592
		Total Common Stock (Cost $24,714,599)	26,153,593

Principal Amount			Value
U.S. TREASURY OBLIGATIONS: 55.3%
	U.S. Treasury STRIP: 55.3%
$38,671,000	4.420%, due 08/15/09		32,887,366
	Total U.S. Treasury Obligations (Cost $33,848,257)		32,887,366
	Total Long-Term Investments (Cost $58,562,856)		59,040,959

SHORT-TERM INVESTMENTS: 0.4%

	Repurchase Agreement: 0.4%
239,000	Morgan Stanley Repurchase Agreement dated 11/30/05, 4.020%,due 12/01/05, $239,027 to be received upon repurchase (Collateralized by $245,000 Federal National Mortgage Association, 5.250%, Market Value plus accrued interest $248,369, due 04/15/07).		239,000
	Total Short-Term Investments Cost $239,000)		239,000
	Total Investments In Securities (Cost $58,801,856)*	99.7%	$59,279,959
	Other Assets and Liabilities-Net	0.3	167,239
	Net Assets	100.0%	$59,447,198

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
W	When-issued or delayed delivery security
*	Cost for federal income tax purposes is $59,313,165. Net unrealized depreciation consists of:
	Gross Unrealized Appreciation		$1,548,155
	Gross Unrealized Depreciation		(1,581,361)
	Net Unrealized Depreciation		$(33,206

See Accompanying Notes to Financial Statements

123

PORTFOLIO OF INVESTMENTS
ING PRINCIPAL PROTECTION FUND xI	AS OF NOVEMBER 30, 2005 (UNAUDITED)

Shares			Value
COMMON STOCK: 35.5%
		Advertising: 0.1%
493	@	Interpublic Group of Cos., Inc.	$4,595
257		Omnicom Group, Inc.	21,732
			26,327
		Aerospace/Defense: 0.8%
999		Boeing Co.	68,122
327		General Dynamics Corp.	37,376
117		Goodrich Corp.	4,507
160		L-3 Communications Holdings, Inc.	11,920
776		Lockheed Martin Corp.	47,026
474		Northrop Grumman Corp.	27,193
742		Raytheon Co.	28,508
355		Rockwell Collins, Inc.	16,224
1,298		United Technologies Corp.	69,883
			310,759
		Agriculture: 0.8%
3,469		Altria Group, Inc.	252,509
1,432		Archer-Daniels-Midland Co.	33,752
158		Reynolds American, Inc.	14,065
297		UST, Inc.	11,458
			311,784
		Airlines: 0.0%
850		Southwest Airlines Co.	14,025
			14,025
		Apparel: 0.2%
866	@	Coach, Inc.	29,816
162		Jones Apparel Group, Inc.	4,659
183		Liz Claiborne, Inc.	6,383
328		Nike, Inc.	27,978
72		Reebok Intl., Ltd.	4,146
204		VF Corp.	11,557
			84,539
		Auto Manufacturers: 0.1%
3,283		Ford Motor Co.	26,691
120	@	Navistar Intl. Corp.	3,404
92		PACCAR, Inc.	6,611
			36,706
		Auto Parts and Equipment: 0.1%
323	@	Goodyear Tire & Rubber Co.	5,533
252		Johnson Controls, Inc.	17,501
			23,034
		Banks: 2.3%
332		AmSouth Bancorporation	8,828
6,745		Bank of America Corp.	309,528
680		BB&T Corp.	28,934
203		Comerica, Inc.	11,707
120		Compass Bancshares, Inc.	5,815
62		First Horizon National Corp.	2,413
250		Huntington Bancshares, Inc.	5,990
501		KeyCorp	16,613
107		M & T Bank Corp.	11,580
298		Marshall & Ilsley Corp.	12,808
527		Mellon Financial Corp.	17,728
721		National City Corp.	24,449
217		Northern Trust Corp.	11,434
361		PNC Financial Services Group, Inc.	23,021
550		Regions Financial Corp.	$18,530
375		State Street Corp.	21,634
461		SunTrust Banks, Inc.	33,533
306		Synovus Financial Corp.	8,614
1,027		The Bank of New York Co., Inc.	33,275
2,375		U.S. Bancorp	71,915
2,007		Wachovia Corp.	107,174
2,079		Wells Fargo & Co.	130,665
126		Zions Bancorporation	9,529
			925,717
		Beverages: 1.1%
979		Anheuser-Busch Cos., Inc.	42,821
87		Brown-Forman Corp.	5,991
4,393		Coca-Cola Co.	187,537
398		Coca-Cola Enterprises, Inc.	7,650
250	@	Constellation Brands, Inc.	5,905
224		Pepsi Bottling Group, Inc.	6,608
3,512		PepsiCo, Inc.	207,910
			464,422
		Biotechnology: 0.5%
1,584	@	Amgen, Inc.	128,192
450	@	Biogen Idec, Inc.	19,265
150	@	Chiron Corp.	6,645
347	@	Genzyme Corp.	25,796
50	@	MedImmune, Inc.	1,796
59	@	Millipore Corp.	3,768
			185,462
		Building Materials: 0.1%
329		American Standard Cos., Inc.	12,528
550		Masco Corp.	16,374
143		Vulcan Materials Co.	9,538
			38,440
		Chemicals: 0.5%
296		Air Products & Chemicals, Inc.	17,514
100		Ashland, Inc.	5,575
1,393		Dow Chemical Co.	63,032
286		E.I. du Pont de Nemours & Co.	12,227
118		Eastman Chemical Co.	6,529
280		Ecolab, Inc.	9,316
147		Engelhard Corp.	4,337
146		International Flavors & Fragrances, Inc.	4,751
357		Monsanto Co.	26,157
372		PPG Industries, Inc.	22,592
460		Praxair, Inc.	23,920
207		Rohm & Haas Co.	9,067
161		Sherwin-Williams Co.	7,058
102		Sigma-Aldrich Corp.	6,736
			218,811
		Commercial Services: 0.3%
1,778		Cendant Corp.	31,595
286		Equifax, Inc.	10,954
670		H&R Block, Inc.	16,375
670		McKesson Corp.	33,701
52		Moody’s Corp.	3,128
468		Paychex, Inc.	19,848
287		R.R. Donnelley & Sons Co.	9,815
351		Robert Half Intl., Inc.	13,429
			138,845

See Accompanying Notes to Financial Statements

124

PORTFOLIO OF INVESTMENTS
ING PRINCIPAL PROTECTION FUND xI	AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Computers: 1.7%
180	@	Affiliated Computer Services, Inc.	$10,040
1,748	@	Apple Computer, Inc.	118,549
204	@	Computer Sciences Corp.	10,247
5,021	@	Dell, Inc.	151,434
634		Electronic Data Systems Corp.	14,614
4,111	@	EMC Corp.	57,266
3,720		Hewlett-Packard Co.	110,372
1,987		International Business Machines Corp.	176,645
169	@	Lexmark Intl., Inc.	8,048
238	@	NCR Corp.	8,080
444	@	Network Appliance, Inc.	12,929
4,339	@	Sun Microsystems, Inc.	16,358
381	@	Unisys Corp.	2,343
			696,925
		Cosmetics/Personal Care: 0.7%
123		Alberto-Culver Co.	5,348
849		Colgate-Palmolive Co.	46,287
4,295		Procter & Gamble Co.	245,632
			297,267
		Distribution/Wholesale: 0.1%
305		Genuine Parts Co.	13,514
98		W.W. Grainger, Inc.	6,883
			20,397
		Diversified Financial Services: 2.6%
1,585		American Express Co.	81,501
317	W	Ameriprise Financial, Inc.	13,330
130		Bear Stearns Cos., Inc.	14,429
366		Capital One Financial Corp.	30,400
1,300		Charles Schwab Corp.	19,825
398		CIT Group, Inc.	19,701
6,364		Citigroup, Inc.	308,972
738		Countrywide Financial Corp.	25,690
450	@	E*TRADE Financial Corp.	8,784
1,241		Fannie Mae	59,630
57		Federated Investors, Inc.	2,083
163		Franklin Resources, Inc.	15,139
793		Goldman Sachs Group, Inc.	102,265
900		J.P. Morgan Chase & Co.	34,425
577		Lehman Brothers Holdings, Inc.	72,702
1,650		MBNA Corp.	44,171
1,121		Merrill Lynch & Co., Inc.	74,457
1,785		Morgan Stanley	100,014
551		SLM Corp.	28,955
160		T. Rowe Price Group, Inc.	11,512
			1,067,985
		Electric: 1.1%
858	@	AES Corp.	13,531
294	@	Allegheny Energy, Inc.	8,182
246		Ameren Corp.	12,905
559		American Electric Power Co., Inc.	20,426
420		CenterPoint Energy, Inc.	5,552
460	@	CMS Energy Corp.	6,431
317		Consolidated Edison, Inc.	14,436
212		Constellation Energy Group, Inc.	11,234
450		Dominion Resources, Inc.	34,178
200		DTE Energy Co.	8,728
1,160		Duke Energy Corp.	31,158
694		Edison Intl.	31,313
51		Entergy Corp.	$3,570
833		Exelon Corp.	43,349
473		FirstEnergy Corp.	22,212
482		FPL Group, Inc.	20,432
542		PG&E Corp.	19,935
150		Pinnacle West Capital Corp.	6,224
556		PPL Corp.	16,346
342		Public Service Enterprise Group, Inc.	21,450
944		Southern Co.	32,766
235		TECO Energy, Inc.	4,110
484		TXU Corp.	49,673
510		Xcel Energy, Inc.	9,440
			447,581
		Electrical Components and Equipment: 0.1%
200		American Power Conversion Corp.	4,482
527		Emerson Electric Co.	39,846
			44,328
		Electronics: 0.2%
806	@	Agilent Technologies, Inc.	28,742
278		Applera Corp. - Applied Biosystems Group	7,667
274	@	Jabil Circuit, Inc.	9,075
195		PerkinElmer, Inc.	4,448
620	@	Sanmina-SCI Corp.	2,567
2,250	@	Solectron Corp.	8,078
181	@	Thermo Electron Corp.	5,584
154	@	Waters Corp.	6,041
			72,202
		Entertainment: 0.0%
420		International Game Technology	12,327
			12,327
		Environmental Control: 0.0%
629		Waste Management, Inc.	18,813
			18,813
		Food: 0.4%
216		Campbell Soup Co.	6,525
649		ConAgra Foods, Inc.	13,954
480		General Mills, Inc.	22,814
550		H.J. Heinz Co.	19,096
247		Hershey Foods Corp.	13,392
341		Kellogg Co.	15,028
828	@	Kroger Co.	16,113
192		McCormick & Co., Inc.	5,994
507		Safeway, Inc.	11,788
163		Sara Lee Corp.	2,944
280		SUPERVALU, Inc.	9,162
300		Tyson Foods, Inc.	5,049
273		Wm. Wrigley Jr. Co.	18,725
			160,584
		Forest Products and Paper: 0.1%
351		Georgia-Pacific Corp.	16,599
203		Louisiana-Pacific Corp.	5,475
272		MeadWestvaco Corp.	7,613
27		Plum Creek Timber Co., Inc.	1,052
196		Temple-Inland, Inc.	8,207
300		Weyerhaeuser Co.	19,892
			58,838

See Accompanying Notes to Financial Statements

125

PORTFOLIO OF INVESTMENTS
ING PRINCIPAL PROTECTION FUND xI	AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Gas: 0.1%
75		Nicor, Inc.	$3,008
360		NiSource, Inc.	7,751
317		Sempra Energy	13,931
			24,690
		Hand/Machine Tools: 0.1%
162		Black & Decker Corp.	14,225
92		Snap-On, Inc.	3,438
159		Stanley Works	7,632
			25,295
		Healthcare-Products: 1.1%
70		Bausch & Lomb, Inc.	5,688
782		Baxter Intl., Inc.	30,412
326		Becton Dickinson & Co.	18,983
726	@	Boston Scientific Corp.	19,224
143		C.R. Bard, Inc.	9,276
395		Guidant Corp.	24,364
3,657		Johnson & Johnson	225,821
1,492		Medtronic, Inc.	82,910
446	@	St. Jude Medical, Inc.	21,305
			437,983
		Healthcare-Services: 0.9%
622	W	Aetna, Inc.	57,529
360	@	Coventry Health Care, Inc.	21,445
348	@	Humana, Inc.	15,949
181	@	Laboratory Corp. of America Holdings	9,392
112		Quest Diagnostics, Inc.	5,610
2,726		UnitedHealth Group, Inc.	163,178
1,306	@	WellPoint, Inc.	100,340
			373,443
		Home Builders: 0.0%
150		Lennar Corp.	8,652
			8,652
		Home Furnishings: 0.0%
40		Whirlpool Corp.	3,274
			3,274
		Household Products/Wares: 0.1%
186		Clorox Co.	10,096
182		Fortune Brands, Inc.	14,189
614		Kimberly-Clark Corp.	36,214
			60,499
		Housewares: 0.0%
358		Newell Rubbermaid, Inc.	8,259
			8,259
		Insurance: 1.9%
365	@@	ACE Ltd.	20,258
647		AFLAC, Inc.	31,056
823		Allstate Corp.	46,170
142		AMBAC Financial Group, Inc.	10,890
3,242		American Intl. Group, Inc.	217,668
420		Aon Corp.	15,292
345		Chubb Corp.	33,410
164		CIGNA Corp.	18,453
197		Cincinnati Financial Corp.	8,772
363		Hartford Financial Services Group, Inc.	31,715
21		Jefferson-Pilot Corp.	$1,167
288		Lincoln National Corp.	14,970
216		Loews Corp.	20,861
183		MBIA, Inc.	11,306
1,586		MetLife, Inc.	81,584
105		MGIC Investment Corp.	6,836
473		Principal Financial Group	23,967
258		Progressive Corp.	31,731
883		Prudential Financial, Inc.	68,344
160		Safeco Corp.	9,000
850		St. Paul Travelers Cos., Inc.	39,551
152		Torchmark Corp.	8,226
403		UnumProvident Corp.	8,866
161	@@	XL Capital Ltd.	10,687
			770,780
		Internet: 0.3%
1,416	@	eBay, Inc.	63,451
180	@	Monster Worldwide, Inc.	7,002
1,996	@	Symantec Corp.	35,269
325	@	Yahoo!, Inc.	13,075
			118,797
		Iron/Steel: 0.1%
365		Nucor Corp.	24,484
236		United States Steel Corp.	11,234
			35,718
		Leisure Time: 0.2%
158		Brunswick Corp.	6,208
545		Carnival Corp.	29,697
395		Harley-Davidson, Inc.	21,275
253		Sabre Holdings Corp.	5,786
			62,966
		Lodging: 0.1%
71		Harrah’s Entertainment, Inc.	4,834
386		Hilton Hotels Corp.	8,461
241		Marriott Intl., Inc.	15,571
283		Starwood Hotels & Resorts Worldwide, Inc.	17,122
			45,988
		Machinery-Diversified: 0.1%
54		Cummins, Inc.	4,806
319		Deere & Co.	22,123
201		Rockwell Automation, Inc.	11,342
			38,271
		Media: 1.0%
700		Clear Channel Communications, Inc.	22,792
2,800	@	Comcast Corp.	73,920
50		Gannett Co., Inc.	3,081
858		McGraw-Hill Cos., Inc.	45,517
54		Meredith Corp.	2,754
167		New York Times Co.	4,593
3,080		News Corp.	45,615
5,929		Time Warner, Inc.	106,603
328		Tribune Co.	10,486
2,002		Viacom, Inc.	66,867
479		Walt Disney Co.	11,941
			394,169

See Accompanying Notes to Financial Statements

126

PORTFOLIO OF INVESTMENTS
ING PRINCIPAL PROTECTION FUND xI	AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Mining: 0.1%
400		Freeport-McMoRan Copper & Gold, Inc.	$20,844
150		Newmont Mining Corp.	6,918
139		Phelps Dodge Corp.	18,858
			46,620
		Miscellaneous Manufacturing: 1.8%
987		3M Co.	77,460
127		Cooper Industries Ltd.	9,238
338		Danaher Corp.	18,759
253		Dover Corp.	10,234
189		Eaton Corp.	12,043
13,213		General Electric Co.	471,968
1,106		Honeywell Intl., Inc.	40,413
259		Illinois Tool Works, Inc.	22,862
670	@@	Ingersoll-Rand Co. Ltd.	26,552
118		ITT Industries, Inc.	12,834
133		Parker Hannifin Corp.	9,099
157		Textron, Inc.	12,387
			723,849
		Office/Business Equipment: 0.1%
253		Pitney Bowes, Inc.	10,540
1,069	@	Xerox Corp.	15,180
			25,720
		Oil and Gas: 3.4%
68		Amerada Hess Corp.	8,331
260		Anadarko Petroleum Corp.	23,559
334		Apache Corp.	21,804
673		Burlington Resources, Inc.	48,624
3,277		ChevronTexaco Corp.	187,805
2,044		ConocoPhillips	123,682
887		Devon Energy Corp.	53,397
338		EOG Resources, Inc.	24,252
11,448		Exxon Mobil Corp.	664,328
147		Kerr-McGee Corp.	12,708
497		Marathon Oil Corp.	29,467
50		Murphy Oil Corp.	2,473
150	@,@@	Nabors Industries Ltd.	10,502
24		Noble Corp.	1,730
613		Occidental Petroleum Corp.	48,611
100	@	Rowan Cos., Inc.	3,588
286		Sunoco, Inc.	22,079
368	@	Transocean, Inc.	23,493
566		Valero Energy Corp.	54,449
			1,364,882
		Oil and Gas Services: 0.2%
50		Baker Hughes, Inc.	2,868
115		Halliburton Co.	7,319
80	@	National-Oilwell Varco, Inc.	4,850
650		Schlumberger Ltd.	62,224
			77,261
		Packaging and Containers: 0.0%
140		Ball Corp.	5,771
116	@	Sealed Air Corp.	5,998
			11,769
		Pharmaceuticals: 1.8%
1,950		Abbott Laboratories	73,535
181		Allergan, Inc.	18,100
238		AmerisourceBergen Corp.	19,123
500		Bristol-Myers Squibb Co.	10,795
733		Cardinal Health, Inc.	$46,875
559	@	Caremark Rx, Inc.	28,727
260		Eli Lilly & Co.	13,130
192	@	Express Scripts, Inc.	16,216
398	@	Forest Laboratories, Inc.	15,550
776	@	Gilead Sciences, Inc.	39,335
362	@	Hospira, Inc.	15,982
375	@	King Pharmaceuticals, Inc.	5,899
363	@	Medco Health Solutions, Inc.	19,475
2,834		Merck & Co., Inc.	83,320
250		Mylan Laboratories, Inc.	5,223
9,104		Pfizer, Inc.	193,005
1,900		Schering-Plough Corp.	36,708
240	@	Watson Pharmaceuticals, Inc.	8,006
1,654		Wyeth	68,740
			717,744
		Pipelines: 0.1%
700		El Paso Corp.	7,693
82		Kinder Morgan, Inc.	7,429
537		Williams Cos., Inc.	11,546
			26,668
		Real Estate Investment Trusts: 0.2%
120		Apartment Investment & Management Co.	4,648
270		Archstone-Smith Trust	11,289
500		Equity Office Properties Trust	15,590
320		ProLogis	14,515
100		Public Storage, Inc.	7,060
286		Simon Property Group, Inc.	22,110
150		Vornado Realty Trust	12,803
			88,015
		Retail: 2.2%
220	@	Autonation, Inc.	4,558
50	@	Autozone, Inc.	4,453
395	@	Bed Bath & Beyond, Inc.	16,851
679		Best Buy Co., Inc.	32,755
208		Circuit City Stores, Inc.	4,353
574		Costco Wholesale Corp.	28,689
200		CVS Corp.	5,404
312		Darden Restaurants, Inc.	11,163
350		Dollar General Corp.	6,619
100		Family Dollar Stores, Inc.	2,251
423		Federated Department Stores, Inc.	27,254
742		Gap, Inc.	12,896
2,723		Home Depot, Inc.	113,767
401		J.C. Penney Co., Inc. Holding Co.	21,040
440	@	Kohl’s Corp.	20,240
478		Limited Brands, Inc.	10,636
978		Lowe’s Cos., Inc.	65,995
1,532		McDonald’s Corp.	51,858
474		Nordstrom, Inc.	17,481
429	@	Office Depot, Inc.	12,733
140	@	Sears Holdings Corp.	16,103
1,221		Staples, Inc.	28,205
980	@	Starbucks Corp.	29,841
1,095		Target Corp.	58,593
80		Tiffany & Co.	3,256
545		TJX Cos., Inc.	12,213
3,061		Wal-Mart Stores, Inc.	148,643
1,713		Walgreen Co.	78,250
157		Wendy’s Intl., Inc.	7,972
457		Yum! Brands, Inc.	22,297
			876,369

See Accompanying Notes to Financial Statements

127

PORTFOLIO OF INVESTMENTS
ING PRINCIPAL PROTECTION FUND xI	AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Savings and Loans: 0.2%
318		Golden West Financial Corp.	$20,603
1,246		Washington Mutual, Inc.	51,323
			71,926
		Semiconductors: 1.3%
78	@	Altera Corp.	1,424
403		Analog Devices, Inc.	15,282
2,066		Applied Materials, Inc.	37,415
370	@	Broadcom Corp.	17,220
488	@	Freescale Semiconductor, Inc.	12,590
10,152		Intel Corp.	270,855
201		KLA-Tencor Corp.	10,289
357		Linear Technology Corp.	13,320
450	@	LSI Logic Corp.	3,695
350		Maxim Integrated Products, Inc.	12,793
670		National Semiconductor Corp.	17,340
200	@	Novellus Systems, Inc.	4,934
240	@	Nvidia Corp.	8,681
119	@	QLogic Corp.	3,934
3,407		Texas Instruments, Inc.	110,659
			540,431
		Software: 1.5%
640		Adobe Systems, Inc.	20,870
370		Autodesk, Inc.	15,436
730		Automatic Data Processing, Inc.	34,310
423	@	BMC Software, Inc.	8,667
230	@	Citrix Systems, Inc.	6,242
596		Computer Associates Intl., Inc.	16,992
664	@	Compuware Corp.	6,129
361	@	Electronic Arts, Inc.	20,346
983		First Data Corp.	42,534
267	@	Fiserv, Inc.	12,151
314		IMS Health, Inc.	7,677
280	@	Intuit, Inc.	15,000
120	@	Mercury Interactive Corp.	3,336
11,490		Microsoft Corp.	318,388
415	@	Novell, Inc.	3,229
4,717	@	Oracle Corp.	59,293
580	@	Parametric Technology Corp.	3,393
653		Siebel Systems, Inc.	6,857
			600,850
		Telecommunications: 2.1%
150	@	ADC Telecommunications, Inc.	3,065
452		Alltel Corp.	30,207
4,611		AT&T Corp.	114,859
88	@	Avaya, Inc.	1,049
2,300		Bellsouth Corp.	62,698
171		CenturyTel, Inc.	5,660
8,077	@	Cisco Systems, Inc.	141,670
258	@	Comverse Technology, Inc.	6,762
1,855	@	Corning, Inc.	37,564
4,206		Motorola, Inc.	101,323
2,060		QUALCOMM, Inc.	93,668
2,290	@	Qwest Communications Intl., Inc.	12,000
327		Scientific-Atlanta, Inc.	13,839
3,694		Sprint Corp.	92,498
395	@	Tellabs, Inc.	4,053
3,512		Verizon Communications, Inc.	112,313
			833,228
		Textiles: 0.0%
218		Cintas Corp.	9,749
			9,749
		Toys/Games/Hobbies: 0.0%
374		Hasbro, Inc.	$7,637
464		Mattel, Inc.	7,726
			15,363
		Transportation: 0.6%
476		Burlington Northern Santa Fe Corp.	31,502
344		CSX Corp.	16,732
367		FedEx Corp.	35,827
660		Norfolk Southern Corp.	29,198
330		Union Pacific Corp.	25,258
1,396		United Parcel Service, Inc.	108,748
			247,265
		Total Common Stock (Cost $13,595,396)	14,362,611

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 41.5%
	Federal National Mortgage Association: 41.5%
$20,000,000	5.050%, due 09/15/09		16,748,040
	Total U.S. Government Agency Obligations (Cost $17,381,953)		16,748,040

U.S. TREASURY OBLIGATIONS: 22.7%
	U.S. Treasury STRIP: 22.7%
10,900,000	4.420%, due 11/15/09		9,169,026
	Total U.S. Treasury Obligations (Cost $9,438,179)		9,169,026
	Total Long-Term Investments (Cost $40,415,528)		40,279,677
SHORT-TERM INVESTMENTS: 0.8%
	Repurchase Agreement: 0.8%
331,000	Morgan Stanley Repurchase Agreement dated 11/30/05, 4.020%, due 12/01/05, $331,037 to be received upon repurchase (Collateralized by $340,000 Federal National Mortgage Association, 5.250%, Market Value plus accrued interest $344,676, due 04/15/07).		331,000
	Total Short-Term Investments (Cost $331,000)		331,000
	Total Investments In Securities (Cost $40,746,528)*	100.5%	$40,610,677
	Other Assets and Liabilities-Net	(0.5)	(204,512)
	Net Assets	100.0%	$40,406,165

@                                    Non-income producing security

@@                        Foreign issuer

STRIP              Separate Trading of Registered Interest and Principal of Securities

W                                   When-issued or delayed delivery security

*                                         Cost for federal income tax purposes is $40,985,800. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$919,751
Gross Unrealized Depreciation	(1,294,874)
Net Unrealized Depreciation	$(375,123)

See Accompanying Notes to Financial Statements

128

PORTFOLIO OF INVESTMENTS
ING PRINCIPAL PROTECTION FUND xII	AS OF NOVEMBER 30, 2005 (UNAUDITED)

Shares			Value
COMMON STOCK: 35.5%
		Advertising: 0.1%
298	@	Interpublic Group of Cos., Inc.	$2,777
120		Omnicom Group, Inc.	10,148
			12,925
		Aerospace/Defense: 0.7%
519		Boeing Co.	35,391
156		General Dynamics Corp.	17,831
70		Goodrich Corp.	2,696
71		L-3 Communications Holdings, Inc.	5,290
349		Lockheed Martin Corp.	21,149
285		Northrop Grumman Corp.	16,350
395		Raytheon Co.	15,176
139		Rockwell Collins, Inc.	6,352
660		United Technologies Corp.	35,535
			155,770
		Agriculture: 0.8%
1,821		Altria Group, Inc.	132,551
688		Archer-Daniels-Midland Co.	16,216
76		Reynolds American, Inc.	6,766
92		UST, Inc.	3,549
			159,082
		Airlines: 0.0%
390		Southwest Airlines Co.	6,435
			6,435
		Apparel: 0.2%
360	@	Coach, Inc.	12,395
82		Jones Apparel Group, Inc.	2,358
93		Liz Claiborne, Inc.	3,244
168		Nike, Inc.	14,330
37		Reebok Intl., Ltd.	2,130
84		VF Corp.	4,759
			39,216
		Auto Manufacturers: 0.1%
1,294		Ford Motor Co.	10,521
19		PACCAR, Inc.	1,365
			11,886
		Auto Parts and Equipment: 0.1%
164	@	Goodyear Tire & Rubber Co.	2,809
128		Johnson Controls, Inc.	8,890
			11,699
		Banks: 2.4%
269		AmSouth Bancorporation	7,153
3,526		Bank of America Corp.	161,807
397		BB&T Corp.	16,892
94		Comerica, Inc.	5,421
71		Compass Bancshares, Inc.	3,441
32		First Horizon National Corp.	1,245
137		Huntington Bancshares, Inc.	3,283
281		KeyCorp	9,318
55		M & T Bank Corp.	5,952
151		Marshall & Ilsley Corp.	6,490
328		Mellon Financial Corp.	11,034
368		National City Corp.	12,479
111		Northern Trust Corp.	5,849
232		PNC Financial Services Group, Inc.	14,795
310		Regions Financial Corp.	$10,444
271		State Street Corp.	15,634
279		SunTrust Banks, Inc.	20,294
152		Synovus Financial Corp.	4,279
467		The Bank of New York Co., Inc.	15,131
1,157		U.S. Bancorp	35,034
1,041		Wachovia Corp.	55,589
1,107		Wells Fargo & Co.	69,575
64		Zions Bancorporation	4,840
			495,979
		Beverages: 1.1%
483		Anheuser-Busch Cos., Inc.	21,126
45		Brown-Forman Corp.	3,099
2,252		Coca-Cola Co.	96,138
254		Coca-Cola Enterprises, Inc.	4,882
120	@	Constellation Brands, Inc.	2,834
115		Pepsi Bottling Group, Inc.	3,393
1,774		PepsiCo, Inc.	105,021
			236,493
		Biotechnology: 0.4%
800	@	Amgen, Inc.	64,744
270	@	Biogen Idec, Inc.	11,559
70	@	Chiron Corp.	3,101
145	@	Genzyme Corp.	10,779
30	@	MedImmune, Inc.	1,077
30	@	Millipore Corp.	1,916
			93,176
		Building Materials: 0.1%
107		American Standard Cos., Inc.	4,075
329		Masco Corp.	9,794
73		Vulcan Materials Co.	4,869
			18,738
		Chemicals: 0.5%
150		Air Products & Chemicals, Inc.	8,876
40		Ashland, Inc.	2,230
737		Dow Chemical Co.	33,348
129		E.I. du Pont de Nemours & Co.	5,515
50		Eastman Chemical Co.	2,767
140		Ecolab, Inc.	4,658
75		Engelhard Corp.	2,213
74		International Flavors & Fragrances, Inc.	2,408
166		Monsanto Co.	12,163
224		PPG Industries, Inc.	13,603
244		Praxair, Inc.	12,687
86		Rohm & Haas Co.	3,767
63		Sherwin-Williams Co.	2,762
52		Sigma-Aldrich Corp.	3,434
			110,431
		Commercial Services: 0.3%
900		Cendant Corp.	15,993
139		Equifax, Inc.	5,324
260		H&R Block, Inc.	6,354
389		McKesson Corp.	19,567
34		Moody’s Corp.	2,045
278		Paychex, Inc.	11,790
146		R.R. Donnelley & Sons Co.	4,993
102		Robert Half Intl., Inc.	3,903
			69,969

See Accompanying Notes to Financial Statements

129

PORTFOLIO OF INVESTMENTS
ING PRINCIPAL PROTECTION FUND xII	AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Computers: 1.7%
80	@	Affiliated Computer Services, Inc.	$4,462
904	@	Apple Computer, Inc.	61,309
109	@	Computer Sciences Corp.	5,475
2,575	@	Dell, Inc.	77,662
378		Electronic Data Systems Corp.	8,713
2,045	@	EMC Corp.	28,487
1,826		Hewlett-Packard Co.	54,177
1,047		International Business Machines Corp.	93,079
76	@	Lexmark Intl., Inc.	3,619
106	@	NCR Corp.	3,599
257	@	Network Appliance, Inc.	7,484
2,194	@	Sun Microsystems, Inc.	8,271
244	@	Unisys Corp.	1,501
			357,838
		Cosmetics/Personal Care: 0.7%
62		Alberto-Culver Co.	2,696
440		Colgate-Palmolive Co.	23,989
2,245		Procter & Gamble Co.	128,391
			155,076
		Distribution/Wholesale: 0.1%
156		Genuine Parts Co.	6,912
51		W.W. Grainger, Inc.	3,582
			10,494
		Diversified Financial Services: 2.7%
820		American Express Co.	42,164
164	W	Ameriprise Financial, Inc.	6,896
67		Bear Stearns Cos., Inc.	7,436
166		Capital One Financial Corp.	13,788
684		Charles Schwab Corp.	10,431
242		CIT Group, Inc.	11,979
3,368		Citigroup, Inc.	163,517
380		Countrywide Financial Corp.	13,228
270	@	E*TRADE Financial Corp.	5,270
636		Fannie Mae	30,560
29		Federated Investors, Inc.	1,060
109		Franklin Resources, Inc.	10,124
397		Goldman Sachs Group, Inc.	51,197
410		J.P. Morgan Chase & Co.	15,683
292		Lehman Brothers Holdings, Inc.	36,792
830		MBNA Corp.	22,219
615		Merrill Lynch & Co., Inc.	40,848
924		Morgan Stanley	51,772
320		SLM Corp.	16,816
71		T. Rowe Price Group, Inc.	5,108
			556,888
		Electric: 1.1%
384	@	AES Corp.	6,056
143	@	Allegheny Energy, Inc.	3,980
124		Ameren Corp.	6,505
324		American Electric Power Co., Inc.	11,839
240		CenterPoint Energy, Inc.	3,173
280	@	CMS Energy Corp.	3,914
161		Consolidated Edison, Inc.	7,332
99		Constellation Energy Group, Inc.	5,246
241		Dominion Resources, Inc.	18,304
110		DTE Energy Co.	4,800
644		Duke Energy Corp.	17,298
336		Edison Intl.	15,160
23		Entergy Corp.	1,610
439		Exelon Corp.	22,846
267		FirstEnergy Corp.	$12,538
300		FPL Group, Inc.	12,717
305		PG&E Corp.	11,218
70		Pinnacle West Capital Corp.	2,904
304		PPL Corp.	8,938
134		Public Service Enterprise Group, Inc.	8,404
465		Southern Co.	16,140
115		TECO Energy, Inc.	2,011
281		TXU Corp.	28,839
309		Xcel Energy, Inc.	5,720
			237,492
		Electrical Components and Equipment: 0.1%
20		American Power Conversion Corp.	448
283		Emerson Electric Co.	21,398
			21,846
		Electronics: 0.2%
428	@	Agilent Technologies, Inc.	15,262
141		Applera Corp. - Applied Biosystems Group	3,889
139	@	Jabil Circuit, Inc.	4,604
99		PerkinElmer, Inc.	2,258
360	@	Sanmina-SCI Corp.	1,490
1,081	@	Solectron Corp.	3,881
93	@	Thermo Electron Corp.	2,869
78	@	Waters Corp.	3,060
			37,313
		Engineering and Construction: 0.0%
10		Fluor Corp.	741
			741
		Entertainment: 0.0%
270		International Game Technology	7,925
			7,925
		Environmental Control: 0.1%
361		Waste Management, Inc.	10,798
			10,798
		Food: 0.4%
107		Campbell Soup Co.	3,232
340		ConAgra Foods, Inc.	7,310
264		General Mills, Inc.	12,548
279		H.J. Heinz Co.	9,687
127		Hershey Foods Corp.	6,886
145		Kellogg Co.	6,390
392	@	Kroger Co.	7,628
98		McCormick & Co., Inc.	3,060
318		Safeway, Inc.	7,394
86		Sara Lee Corp.	1,553
142		SUPERVALU, Inc.	4,646
160		Tyson Foods, Inc.	2,693
130		Wm. Wrigley Jr. Co.	8,917
			81,944
		Forest Products and Paper: 0.1%
153		Georgia-Pacific Corp.	7,235
103		Louisiana-Pacific Corp.	2,778
138		MeadWestvaco Corp.	3,863
25		Plum Creek Timber Co., Inc.	974
100		Temple-Inland, Inc.	4,187
160		Weyerhaeuser Co.	10,610
			29,647

See Accompanying Notes to Financial Statements

130

PORTFOLIO OF INVESTMENTS
ING PRINCIPAL PROTECTION FUND xII	AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Gas: 0.1%
38		Nicor, Inc.	$1,524
233		NiSource, Inc.	5,016
162		Sempra Energy	7,120
			13,660
		Hand/Machine Tools: 0.0%
47		Black & Decker Corp.	4,127
47		Snap-On, Inc.	1,756
41		Stanley Works	1,968
			7,851
		Healthcare-Products: 1.1%
36		Bausch & Lomb, Inc.	2,925
404		Baxter Intl., Inc.	15,712
162		Becton Dickinson & Co.	9,433
402	@	Boston Scientific Corp.	10,645
73		C.R. Bard, Inc.	4,736
259		Guidant Corp.	15,975
1,931		Johnson & Johnson	119,239
779		Medtronic, Inc.	43,289
277	@	St. Jude Medical, Inc.	13,232
40		Stryker Corp.	1,732
			236,918
		Healthcare-Services: 0.9%
326	W	Aetna, Inc.	30,152
230	@	Coventry Health Care, Inc.	13,701
226	@	Humana, Inc.	10,358
92	@	Laboratory Corp. of America Holdings	4,774
18		Quest Diagnostics, Inc.	902
1,386		UnitedHealth Group, Inc.	82,965
674	@	WellPoint, Inc.	51,783
			194,635
		Home Builders: 0.0%
70		Lennar Corp.	4,038
			4,038
		Home Furnishings: 0.0%
20		Whirlpool Corp.	1,637
			1,637
		Household Products/Wares: 0.1%
96		Clorox Co.	5,211
82		Fortune Brands, Inc.	6,393
317		Kimberly-Clark Corp.	18,696
			30,300
		Housewares: 0.0%
232		Newell Rubbermaid, Inc.	5,352
			5,352
		Insurance: 1.9%
240	@@	ACE Ltd.	13,320
329		AFLAC, Inc.	15,792
424		Allstate Corp.	23,786
72		AMBAC Financial Group, Inc.	5,522
1,664		American Intl. Group, Inc.	111,721
260		Aon Corp.	9,467
236		Chubb Corp.	22,854
70		CIGNA Corp.	7,876
100		Cincinnati Financial Corp.	4,453
166		Hartford Financial Services Group, Inc.	$14,503
36		Jefferson-Pilot Corp.	2,000
146		Lincoln National Corp.	7,589
121		Loews Corp.	11,686
93		MBIA, Inc.	5,746
818		MetLife, Inc.	42,078
54		MGIC Investment Corp.	3,515
265		Principal Financial Group	13,428
111		Progressive Corp.	13,652
444		Prudential Financial, Inc.	34,366
72		Safeco Corp.	4,050
427		St. Paul Travelers Cos., Inc.	19,868
77		Torchmark Corp.	4,167
255		UnumProvident Corp.	5,610
77	@@	XL Capital Ltd.	5,111
			402,160
		Internet: 0.3%
718	@	eBay, Inc.	32,174
80	@	Monster Worldwide, Inc.	3,112
1,054	@	Symantec Corp.	18,624
167	@	Yahoo!, Inc.	6,718
			60,628
		Iron/Steel: 0.1%
224		Nucor Corp.	15,026
119		United States Steel Corp.	5,664
			20,690
		Leisure Time: 0.1%
80		Brunswick Corp.	3,143
289		Carnival Corp.	15,748
161		Harley-Davidson, Inc.	8,671
19		Sabre Holdings Corp.	435
			27,997
		Lodging: 0.1%
22		Harrah’s Entertainment, Inc.	1,498
297		Hilton Hotels Corp.	6,510
124		Marriott Intl., Inc.	8,012
144		Starwood Hotels & Resorts Worldwide, Inc.	8,712
			24,732
		Machinery-Diversified: 0.1%
27		Cummins, Inc.	2,403
137		Deere & Co.	9,501
98		Rockwell Automation, Inc.	5,530
			17,434
		Media: 1.0%
360		Clear Channel Communications, Inc.	11,722
1,408	@	Comcast Corp.	37,171
28		Gannett Co., Inc.	1,725
380		McGraw-Hill Cos., Inc.	20,159
27		Meredith Corp.	1,377
95		New York Times Co.	2,613
1,578		News Corp.	23,370
3,013		Time Warner, Inc.	54,173
165		Tribune Co.	5,275
1,070		Viacom, Inc.	35,738
276		Walt Disney Co.	6,881
			200,204

See Accompanying Notes to Financial Statements

131

PORTFOLIO OF INVESTMENTS
ING PRINCIPAL PROTECTION FUND xII	AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Mining: 0.1%
230		Freeport-McMoRan Copper & Gold, Inc.	$11,985
60		Newmont Mining Corp.	2,767
56		Phelps Dodge Corp.	7,598
			22,350
		Miscellaneous Manufacturing: 1.8%
477		3M Co.	37,434
65		Cooper Industries Ltd.	4,728
227		Danaher Corp.	12,599
119		Dover Corp.	4,814
96		Eaton Corp.	6,117
6,839		General Electric Co.	244,288
502		Honeywell Intl., Inc.	18,343
118		Illinois Tool Works, Inc.	10,416
304	@@	Ingersoll-Rand Co. Ltd.	12,048
60		ITT Industries, Inc.	6,526
78		Parker Hannifin Corp.	5,336
80		Textron, Inc.	6,312
			368,961
		Office/Business Equipment: 0.1%
149		Pitney Bowes, Inc.	6,207
488	@	Xerox Corp.	6,930
			13,137
		Oil and Gas: 3.3%
40		Amerada Hess Corp.	4,901
128		Anadarko Petroleum Corp.	11,598
230		Apache Corp.	15,014
333		Burlington Resources, Inc.	24,059
1,742		ChevronTexaco Corp.	99,834
1,070		ConocoPhillips	64,746
371		Devon Energy Corp.	22,334
126		EOG Resources, Inc.	9,041
5,675		Exxon Mobil Corp.	329,319
50		Kerr-McGee Corp.	4,323
302		Marathon Oil Corp.	17,906
20		Murphy Oil Corp.	989
80	@,@@	Nabors Industries Ltd.	5,601
12		Noble Corp.	865
310		Occidental Petroleum Corp.	24,583
50	@	Rowan Cos., Inc.	1,794
116		Sunoco, Inc.	8,955
227	@	Transocean, Inc.	14,492
297		Valero Energy Corp.	28,571
			688,925
		Oil and Gas Services: 0.2%
30		Baker Hughes, Inc.	1,721
52		Halliburton Co.	3,310
10	@	National-Oilwell Varco, Inc.	606
340		Schlumberger Ltd.	32,548
			38,185
		Packaging and Containers: 0.0%
71		Ball Corp.	2,927
59	@	Sealed Air Corp.	3,051
			5,978
		Pharmaceuticals: 1.8%
1,050		Abbott Laboratories	39,596
72		Allergan, Inc.	7,200
111		AmerisourceBergen Corp.	8,919
270		Bristol-Myers Squibb Co.	$5,829
374		Cardinal Health, Inc.	23,917
338	@	Caremark Rx, Inc.	17,370
130		Eli Lilly & Co.	6,565
98	@	Express Scripts, Inc.	8,277
235	@	Forest Laboratories, Inc.	9,181
343	@	Gilead Sciences, Inc.	17,387
153	@	Hospira, Inc.	6,755
241	@	King Pharmaceuticals, Inc.	3,791
234	@	Medco Health Solutions, Inc.	12,554
1,435		Merck & Co., Inc.	42,189
120		Mylan Laboratories, Inc.	2,507
4,817		Pfizer, Inc.	102,120
1,030		Schering-Plough Corp.	19,900
70	@	Watson Pharmaceuticals, Inc.	2,335
861		Wyeth	35,783
			372,175
		Pipelines: 0.1%
370		El Paso Corp.	4,066
51		Kinder Morgan, Inc.	4,621
364		Williams Cos., Inc.	7,826
			16,513
		Real Estate Investment Trusts: 0.2%
60		Apartment Investment & Management Co.	2,324
140		Archstone-Smith Trust	5,853
280		Equity Office Properties Trust	8,729
160		ProLogis	7,258
60		Public Storage, Inc.	4,236
105		Simon Property Group, Inc.	8,118
70		Vornado Realty Trust	5,975
			42,493
		Retail: 2.2%
113	@	Autonation, Inc.	2,341
20	@	Autozone, Inc.	1,781
251	@	Bed Bath & Beyond, Inc.	10,708
389		Best Buy Co., Inc.	18,765
111		Circuit City Stores, Inc.	2,323
334		Costco Wholesale Corp.	16,693
90		CVS Corp.	2,432
128		Darden Restaurants, Inc.	4,580
230		Dollar General Corp.	4,349
52		Family Dollar Stores, Inc.	1,171
249		Federated Department Stores, Inc.	16,043
470		Gap, Inc.	8,169
1,382		Home Depot, Inc.	57,740
271		J.C. Penney Co., Inc. Holding Co.	14,219
270	@	Kohl’s Corp.	12,420
288		Limited Brands, Inc.	6,408
492		Lowe’s Cos., Inc.	33,200
799		McDonald’s Corp.	27,046
260		Nordstrom, Inc.	9,589
238	@	Office Depot, Inc.	7,064
90		RadioShack Corp.	2,053
70	@	Sears Holdings Corp.	8,051
659		Staples, Inc.	15,223
484	@	Starbucks Corp.	14,738
507		Target Corp.	27,130
40		Tiffany & Co.	1,628
348		TJX Cos., Inc.	7,799
1,611		Wal-Mart Stores, Inc.	78,231
886		Walgreen Co.	40,472

See Accompanying Notes to Financial Statements

132

PORTFOLIO OF INVESTMENTS
ING PRINCIPAL PROTECTION FUND xII	AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
80		Wendy’s Intl., Inc.	$4,062
267		Yum! Brands, Inc.	13,027
			469,455
		Savings and Loans: 0.2%
162		Golden West Financial Corp.	10,496
657		Washington Mutual, Inc.	27,062
			37,558
		Semiconductors: 1.4%
43	@	Altera Corp.	785
256		Analog Devices, Inc.	9,708
1,070		Applied Materials, Inc.	19,378
161	@	Broadcom Corp.	7,493
277	@	Freescale Semiconductor, Inc.	7,147
5,312		Intel Corp.	141,723
103		KLA-Tencor Corp.	5,273
232		Linear Technology Corp.	8,656
280	@	LSI Logic Corp.	2,299
236		Maxim Integrated Products, Inc.	8,626
313		National Semiconductor Corp.	8,100
90	@	Novellus Systems, Inc.	2,220
110	@	Nvidia Corp.	3,979
60	@	QLogic Corp.	1,984
1,792		Texas Instruments, Inc.	58,203
			285,574
		Software: 1.5%
370		Adobe Systems, Inc.	12,066
222		Autodesk, Inc.	9,262
381		Automatic Data Processing, Inc.	17,907
265	@	BMC Software, Inc.	5,430
117	@	Citrix Systems, Inc.	3,175
364		Computer Associates Intl., Inc.	10,378
398	@	Compuware Corp.	3,674
229	@	Electronic Arts, Inc.	12,906
441		First Data Corp.	19,082
136	@	Fiserv, Inc.	6,189
160		IMS Health, Inc.	3,912
142	@	Intuit, Inc.	7,607
61	@	Mercury Interactive Corp.	1,696
6,011		Microsoft Corp.	166,564
261	@	Novell, Inc.	2,031
2,432	@	Oracle Corp.	30,570
340	@	Parametric Technology Corp.	1,989
333		Siebel Systems, Inc.	3,497
			317,935
		Telecommunications: 2.1%
70	@	ADC Telecommunications, Inc.	1,430
260		Alltel Corp.	17,376
2,391		AT&T Corp.	59,559
249	@	Avaya, Inc.	2,968
1,130		Bellsouth Corp.	30,804
87		CenturyTel, Inc.	2,880
4,064	@	Cisco Systems, Inc.	71,282
131	@	Comverse Technology, Inc.	3,434
998	@	Corning, Inc.	20,210
2,143		Motorola, Inc.	51,625
1,072		QUALCOMM, Inc.	48,744
1,110	@	Qwest Communications Intl., Inc.	5,816
155		Scientific-Atlanta, Inc.	6,560
1,841		Sprint Corp.	46,099
301	@	Tellabs, Inc.	3,088
1,815		Verizon Communications, Inc.	58,043
			429,918
		Textiles: 0.0%
111		Cintas Corp.	$4,964
			4,964
		Toys/Games/Hobbies: 0.1%
244		Hasbro, Inc.	4,982
286		Mattel, Inc.	4,762
			9,744
		Transportation: 0.6%
262		Burlington Northern Santa Fe Corp.	17,339
164		CSX Corp.	7,977
238		FedEx Corp.	23,234
355		Norfolk Southern Corp.	15,705
153		Union Pacific Corp.	11,711
715		United Parcel Service, Inc.	55,698
			131,664
		Total Common Stock (Cost $7,149,614)	7,433,566

Principal Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 21.1%
	Federal National Mortgage Association: 21.1%
$2,697,000	5.070%, due 11/15/09		2,240,395
2,651,000	5.080%, due 01/15/10		2,186,007
	Total U.S. Government Agency Obligations (Cost $4,565,420)		4,426,402
U.S. TREASURY OBLIGATIONS: 43.5%
	U.S. Treasury STRIP: 43.5%
10,950,000	4.770%, due 02/15/10		9,096,669
	Total U.S. Treasury Obligations (Cost $9,242,961)		9,096,669
	Total Long-Term Investments (Cost $20,957,995)		20,956,637
SHORT-TERM INVESTMENTS: 0.1%
	Repurchase Agreement: 0.1%
29,000	Morgan Stanley Repurchase Agreement dated 11/30/05, 4.022%, due 12/01/05, $29,003 to be received upon repurchase (Collateralized by $55,000 Federal National Mortgage Association, 0.000%, Market Value plus accrued interest $30,999, due 06/01/17).		29,000
	Total Short-Term Investments (Cost $29,000)		29,000
	Total Investments In Securities (Cost $20,986,995)*	100.2%	$20,985,637
	Other Assets and Liabilities-Net	(0.2)%	(50,108)
	Net Assets	100.0%	$20,935,529

@                                    Non-income producing security

@@                        Foreign issuer

STRIP              Separate Trading of Registered Interest and Principal of Securities

W                                   When-issued or delayed delivery security

*                                         Cost for federal income tax purposes is $21,121,207. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$318,771
Gross Unrealized Depreciation	(454,341)
Net Unrealized Depreciation	$(135,570)

See Accompanying Notes to Financial Statements

133

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) provides that, after an initial period, the Principal Protection Funds’ existing investment advisory and sub-advisory contracts remain in effect only if the Board of Trustees (the “Board”) of ING Equity Trust, including a majority of the Trustees who have no direct or indirect interest in the advisory and sub-advisory contracts, and who are not “interest persons” of the Funds, as such term is defined under the 1940 Act (the “Independent Trustees”), annually review and renew them. In this regard, at a meeting held on November 10, 2005 the Board, including a majority of the Independent Trustees, considered whether to renew the investment advisory contracts (the “Advisory Contracts”) between ING Investments, LLC (the “Adviser”) and the Funds and the sub-advisory contracts (“Sub-Advisory Contracts”) with ING Investment Management Co. (“ING IM” or the “Sub-Adviser”).

The Independent Trustees also held separate meetings on October 11 and November 8, 2005 to consider renewals of the Advisory Contracts and Sub-Advisory Contracts. Thus, references herein to factors considered and determinations made by the Independent Trustees include, as applicable, factors considered and determinations made on those earlier dates.

At the November 10, 2005 meeting, the Board voted to renew the Advisory and Sub-Advisory Contracts for the Funds. In reaching these decisions, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual review process. The Board’s determination took into account a number of factors that its members believed, in light of the legal advice furnished to them by Kirkpatrick & Lockhart Nicholson Graham LLP (“K&LNG”), their independent legal counsel, and their own business judgment, to be relevant. Further, while the Advisory Contracts and Sub-Advisory Contracts for all the Funds were considered at the same Board meeting, the Trustees considered each Fund’s advisory and sub-advisory relationships separately.

Provided below is an overview of the Board’s contract approval process in general, as well as a discussion of certain of the specific factors the Board considered at the November 2005 meeting. While the Board gave its attention to the information furnished, at its request, that was most relevant to its consideration, discussed below are a number of the primary factors relevant to the Board’s consideration as to whether to renew the Advisory and Sub-Advisory Contracts for the year ending November 30, 2006. Each Trustee may have accorded different weight to the various factors in reaching his or her conclusions with respect to the Principal Protection Funds’ advisory and sub-advisory arrangements.

Overview of the Contract Approval Process

In 2003, the Board determined to undertake steps to further enhance the process under which the Board determines whether to renew existing Advisory and Sub-Advisory Contracts and to approve new advisory arrangements. Among the measures the Board implemented was to retain the services of an independent consultant with experience in the mutual fund industry to assist the Independent Trustees of the Board in working with the personnel employed by the Funds’ Adviser or its affiliates who administer the Funds (“Management”) to identify the types of information presented to the Trustees to inform their deliberations with respect to advisory and sub-advisory relationships; establish the format in which the information requested by the Board is provided to the Board; and determine the process for reviewing such information in connection with the Advisory and Sub-Advisory Contract renewal process. The end result was the implementation of the current process relied upon by the Board to review and analyze information in connection with the annual renewal of the Funds’ Advisory and Sub-Advisory Contracts, as well as its review and approval of new advisory relationships.

Since this process was implemented, the Board has continuously reviewed and refined the process. In addition, the Board established a Contracts Committee and two Investment Review Committees, including the International Equity and Fixed Income Investment Review Committee. The type and format of the information provided to the Board or its counsel to inform its annual review and renewal process has been codified in the Funds’ 15(c) Methodology Guide (the “Methodology Guide”). The Methodology Guide was developed under the direction of the Board, and sets out a written blueprint under which the Board requests certain information necessary to facilitate a thorough and informed review in connection with the annual Advisory and Sub-Advisory Contract renewal process. Management provides Fund-specific information to the Board based on the Methodology Guide through “Fund Analysis and Comparison Tables” or “FACT” sheets prior to the Board’s review of Advisory and Sub-Advisory Contracts. Certain of this information for a representative sample of Funds in the ING Funds

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ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

complex was verified, at the Board’s request, by an independent firm to test its accuracy.

On its own and as part of a regular on-going process, the Board’s Contracts Committee recommends or considers recommendations from Management for refinements and other changes to the Methodology Guide and other aspects of the review process, and the Board’s International Equity and Fixed Income Investment Review Committee reviews benchmarks used to assess the performance of each Fund. The International Equity and Fixed Income Investment Review Committee also meets regularly with the Adviser and periodically with the Sub-Adviser. The International Equity and Fixed Income Investment Review Committee may apply a heightened level of scrutiny in cases where performance has lagged a benchmark and/or peer group.

The Board employed its process for reviewing contracts when considering the renewals of the Advisory and Sub-Advisory Contracts that would be effective through November 30, 2006. A number of the Board’s primary considerations and conclusions resulting from this process are discussed below.

Nature, Extent and Quality of Service

In determining whether to approve the Advisory Contracts and Sub-Advisory Contracts for the Principal Protection Funds for the year ending November 30, 2006, the Board received and evaluated such information as it deemed necessary regarding the nature, extent and quality of services provided to the Funds by the Adviser and ING IM. This included information about the Adviser and ING IM provided throughout the year at regular Board meetings, as well as information furnished for the November 10, 2005 Board meeting, which was held to specifically consider renewal for the period ending November 30, 2006. In addition, the Board’s Independent Trustees also held meetings on October 11th and November 8th, prior to the November 10, 2005 meeting of the full Board, to consider the annual renewal of the Advisory and Sub-Advisory Contracts.

The materials requested by and provided to the Board prior to the November 2005 Board meeting included the following items: (1) FACT sheets for each Fund that provide information about the performance and expenses of the Fund, the performance of the Fund’s fixed income benchmark (Lehman Brothers 1-3 Government Index) and its equity benchmark (S&P 500 Composite Stock Price Index), and the expenses of other, similarly managed funds in a selected peer group (“Selected Peer Group”), as well as information about the Fund’s investment portfolio, objectives and strategies; (2) the Methodology Guide, which describes how the FACT sheets were prepared, including the manner in which benchmarks and Selected Peer Groups were selected and how profitability was determined; (3) responses to a detailed series of questions from K&LNG, legal counsel to the Independent Trustees; (4) copies of each form of Advisory Contract and Sub-Advisory Contract; (5) copies of the Forms ADV for the Adviser and ING IM; (6) financial statements for the Adviser and ING IM; (7) drafts of narrative summaries addressing key factors the Board customarily considers in evaluating the renewals of Advisory Contracts and Sub-Advisory Contracts, including a written analysis for each Fund of how performance and fees compare to its designated benchmarks and the fees of the funds in its Selected Peer Group, respectively; and (8) other information relevant to the Board’s evaluations.

For each Fund, its Class A shares were used for purposes of certain comparisons to the Fund’s fixed income benchmark (Lehman Brothers 1-3 Government Index) and its equity benchmark (S&P 500 Composite Stock Price Index) for all periods presented. Class A shares were selected,

In arriving at its conclusions with respect to the advisory arrangements with the Adviser, the Board was mindful of the “manager-of-managers” platform of the ING Funds. The Board considered the techniques that the Adviser developed, in response to the direction of the Board, to screen and perform due diligence on sub-advisers that are recommended to the Board to manage the Funds. The Board also noted the resources that the Adviser has committed to the Board and its Investment Review Committees to assist the Board and Committee members with their assessment of the investment performance of the Funds. This includes the appointment of a Chief Investment Risk Officer and his staff, who report directly to the Board, and who have developed attribution analyses and other metrics used by the Investment Review Committees to analyze the key factors underlying investment performance for the Funds.

The Board also noted the techniques used by the Adviser to monitor the performance of the Sub-Adviser, and took note of the pro-active approach that the Adviser, working in cooperation with the Board’s International Equity and Fixed Income Investment Review Committee, has taken to advocate or recommend, when it believed appropriate, changes intended to assist performance of the Funds.

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ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

In considering the Funds’ Advisory Contracts, the Board also considered the extent of benefits provided to the Funds’ shareholders, beyond advisory services, from being part of the ING family of Funds. This includes, in most cases, the right to exchange or transfer investments between the same class of shares of such Funds, without a sales charge, or among Funds available in a product platform, and the wide variety in the types of Funds available for exchange or transfer. The Board also took into account the Adviser’s extensive efforts in recent years to reduce the expenses of the Funds through re-negotiated arrangements with the Funds’ service providers.

Further, the Board received periodic reports showing that the investment policies and restrictions for each Fund were consistently complied with and other periodic reports covering matters such as compliance by Adviser and Sub-Adviser personnel with codes of ethics. The Board evaluated the Adviser’s and ING IM’s regulatory compliance systems and procedures reasonably designed to assure compliance with the federal securities laws, including those related to late trading and market timing, best execution, fair value pricing, proxy voting procedures, and trade allocation, among others. The Board considered the implementation by the Adviser and ING IM of enhanced compliance policies and procedures in response to SEC rule changes and other regulatory initiatives. The Board also took into account the reports of the Chief Compliance Officer and his recommendations. In this regard, the Board also considered the policies and procedures developed by the Chief Compliance Officer in consultation with the Board’s Compliance Committee that guide the Chief Compliance Officer’s compliance oversight function.

The Board reviewed the level of staffing, quality and experience of each Fund’s portfolio management team. The Board took into account the respective resources and reputations of the Adviser and ING IM, and evaluated the ability of the Adviser and the Sub-Adviser to attract and retain qualified investment advisory personnel.

Based on their deliberations and the materials presented to them, the Board concluded that the advisory and related services provided by the Adviser and ING IM are appropriate in light of the Funds’ operations, the competitive landscape of the investment company business, and investor needs, and that the nature and quality of the overall services provided by the Adviser and ING IM were appropriate.

Fund Performance

In assessing advisory and sub-advisory relationships, the Board placed emphasis on the investment performance of each Fund, taking into account the importance of such performance to Fund shareholders. While the Board considered the performance reports and discussions with portfolio managers at Board and Committee meetings during the year, particular attention in assessing performance was given to the Fund FACT sheets furnished in advance of the November meeting of the Independent Trustees. The FACT sheet prepared for each Fund included its investment performance compared to the Lehman Brothers 1-3 Government Index and the S&P 500 Composite Stock Price Index. The Board’s findings specific to each Fund’s performance are discussed under “Fund-by-Fund Analysis,” below.

Economies of Scale

In considering the reasonableness of advisory fees, the Board also considered whether economies of scale will be realized by the Adviser as a Fund grows larger and the extent to which this is reflected in the level of management fee rates charged. In this regard, for Funds that do not have breakpoint discounts on advisory fees, but do benefit from waivers to or reimbursements of advisory or other fees, the Board considered the extent to which economies of scale could effectively be realized through such waivers, reimbursements, or expense reductions.

Information about Services to Other Clients

The Board requested, and in many instances received and, if so, considered, information about the nature of services and fee rates offered by the Adviser and the Sub-Adviser to other clients, including other registered investment companies. If a rate offered to other clients differed materially from those charged to the Funds, the Board considered the underlying rationale provided by the Adviser or ING IM for these differences.

Fee Rates and Profitability

The Board reviewed and considered each contractual investment advisory fee rate, combined with the administrative fee rate, payable by each Fund to the Adviser. The Board also considered the contractual sub-advisory fee rates payable by the Adviser to ING IM for sub-advisory services. In addition, the Board reviewed and took into account existing and

136

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

proposed fee waivers and expense limitations applicable to the fees payable by the Funds.

The Board considered the fee structures of the Funds as they relate to the services provided under the Contracts, and the potential fall-out benefits to the Adviser and the Sub-Adviser, and their respective affiliates, from their association with the Funds. For each Fund, the Board determined that the fees payable to the Adviser and ING IM are reasonable for the services that each performs, which were considered in light of the nature and quality of the services that each has performed and is expected to perform through the year ending November 30, 2006.

For each Fund, the Board considered information on revenues, costs and profits realized by the Adviser, which was prepared by Management in accordance with the allocation methodology (including assumptions) specified in the Methodology Guide. In analyzing the profitability of the Adviser in connection with its services to a Fund, the Board took into account the sub-advisory fee rate payable by the Adviser to the Sub-Adviser. The Board also considered information that it requested and was provided by Management with respect to the profitability of service providers affiliated with the Adviser, as well as information with respect to ING IM’s profitability.

The Board determined that it had requested and received sufficient information to gain a reasonable understanding regarding the Adviser’s and the Sub-Adviser’s profitability. The Board also recognized that profitability analysis is not an exact science and there is no uniform methodology for determining profitability for this purpose. In this context, the Board realized that Management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Funds’ operations may not be fully reflected in the expenses allocated to each Fund in determining profitability, and that the information presented may not portray all of the costs borne by Management nor capture Management’s entrepreneurial risk associated with offering and managing a mutual fund complex in today’s regulatory environment.

Based on the information on revenues, costs, and profitability considered by the Board, after considering the factors described in this section, as well as any remedial actions requested by the Independent Trustees and agreed to by the Adviser, the Board concluded that the profits, if any, realized by the Adviser and ING IM were not excessive.

Fund-by-Fund Analysis

The following paragraphs outline certain of the specific factors that the Board considered, and the conclusions reached, at its November 2005 meeting in relation to renewing each Fund’s current Advisory Contract and its Sub-Advisory Contract for the year ending November 30, 2006. These specific factors are in addition to those considerations discussed above.

In each case, the performance of the Fund’s fixed income and equity components was compared to its fixed income and equity benchmarks, respectively. Each Fund’s management fees and expense ratios were compared to the fees and expense ratios of the funds in its Selected Peer Group. In analyzing performance data for each Principal Protection Fund, the Board noted the difficulty of identifying a peer group of comparable mutual funds given the unique nature of each Fund, including the interest rate and market environment in place at the time the Fund commenced operations.

ING Principal Protection Fund

In considering whether to approve the renewal of the Advisory and Sub-Advisory Contracts for ING Principal Protection Fund, the Board considered that, based on performance data for the periods ended June 30, 2005: (1) the Fund’s fixed income component underperformed its fixed income benchmark for all periods presented; and (2) the Fund’s equity component underperformed its equity benchmark for all periods presented. In analyzing this performance data, the Board was advised, and took into consideration, that the Fund would have outperformed its benchmarks if its fees and expenses were not taken into account.

In considering the fees payable under the Advisory and Sub-Advisory Contracts for ING Principal Protection Fund, the Board considered: (1) the fairness of the compensation under an Advisory Contract with level fees that does not include breakpoints; and (2) the pricing structure (including the expense ratio to be borne by shareholders) of ING Principal Protection Fund, as compared to its Selected Peer Group, including that: (a) the management fee (inclusive of the advisory fee and a 0.10% administration fee) for the Fund is above the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is below the median and the average expense ratios of the funds in its Selected Peer Group. In analyzing the Fund’s management fee and expense ratio, the Board took into account Management’s

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ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

representations that: (1) the Fund’s expense ratio is more favorable due to the attractive principal guarantee that the Adviser was able to negotiate with the entity guaranteeing the Fund’s Guaranteed Amount; and (2) the Adviser bears the risk of reduced fee revenue resulting from redemptions during the Guarantee Period, a period of time during which there are no sales of Fund shares.

In analyzing the Fund’s performance, the Board noted Management’s representations that, unlike more conventional mutual funds, during its Guarantee Period the Fund’s primary focus is preserving at least the principal amount of the Fund at the inception of the Guarantee Period while at the same time participating in equity markets to the extent consistent with that focus, and this can cause its performance to differ from the performance it may have attained had the Fund invested solely in equities or solely in fixed income instruments without regard to principal protection. The Board also considered that the extent to which the Fund is able to participate in upward movements of the equity markets is affected by a number of factors, including interest rates and the performance of its equity component. The Board also took into account Management’s representations that the Fund’s expense ratio is more favorable due to the attractive rate that the Adviser was able to negotiate with MBIA for the principal guarantee, reflecting, in part, MBIA’s high degree of confidence in the Adviser’s ability to manage the Fund in a manner consistent with MBIA’s requirements under its guarantee agreement.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Advisory and Sub-Advisory Contracts for the Fund for the year ending November 30, 2006. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

ING Principal Protection Fund II

In considering whether to approve the renewal of the Advisory and Sub-Advisory Contracts for ING Principal Protection Fund II, the Board considered that, based on performance data for the periods ended June 30, 2005: (1) the Fund’s fixed income component underperformed its fixed income benchmark for the most recent calendar quarter, year-to-date and one-year periods, but outperformed for the three-year period; and (2) the Fund’s equity component underperformed its equity benchmark for all periods presented. In analyzing this performance data, the Board was advised, and took into consideration, that the Fund would have outperformed its benchmarks if its fees and expenses were not taken into account.

In considering the fees payable under the Advisory and Sub-Advisory Contracts for ING Principal Protection Fund II, the Board considered: (1) the fairness of the compensation under an Advisory Contract with level fees that does not include breakpoints; and (2) the pricing structure (including the expense ratio to be borne by shareholders) of ING Principal Protection Fund II, as compared to its Selected Peer Group, including that: (a) the management fee (inclusive of the advisory fee and a 0.10% administration fee) for the Fund is above the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is below the median and the average expense ratios of the funds in its Selected Peer Group. In analyzing the Fund’s management fee and expense ratio, the Board took into account Management’s representations that: (1) the Fund’s expense ratio is more favorable due to the attractive principal guarantee that the Adviser was able to negotiate with the entity guaranteeing the Fund’s Guaranteed Amount; and (2) the Adviser bears the risk of reduced fee revenue resulting from redemptions during the Guarantee Period, a period of time during which there are no sales of Fund shares.

In analyzing the Fund’s performance, the Board noted Management’s representations that, unlike more conventional mutual funds, during its Guarantee Period the Fund’s primary focus is preserving at least the principal amount of the Fund at the inception of the Guarantee Period while at the same time participating in equity markets to the extent consistent with that focus, and this can cause its performance to differ from the performance it may have attained had the Fund invested solely in equities or solely in fixed income instruments without regard to principal protection. The Board also considered that the extent to which the Fund is able to participate in upward movements of the equity markets is affected by a number of factors, including interest rates and the performance of its equity

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ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

component. The Board also took into account Management’s representations that the Fund’s expense ratio is more favorable due to the attractive rate that the Adviser was able to negotiate with MBIA for the principal guarantee, reflecting, in part, MBIA’s high degree of confidence in the Adviser’s ability to manage the Fund in a manner consistent with MBIA’s requirements under its guarantee agreement.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Advisory and Sub-Advisory Contracts for the Fund for the year ending November 30, 2006. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

ING Principal Protection Fund III

In considering whether to approve the renewal of the Advisory and Sub-Advisory Contracts for ING Principal Protection Fund III, the Board considered that, based on performance data for the periods ended June 30, 2005: (1) the Fund’s fixed income component underperformed its fixed income benchmark for the most recent calendar quarter, year-to-date and one-year periods, but outperformed for the three-year period; and (2) the Fund’s equity component underperformed its equity benchmark for all periods presented. In analyzing this performance data, the Board was advised, and took into consideration, that the Fund would have outperformed its benchmarks if its fees and expenses were not taken into account.

In considering the fees payable under the Advisory and Sub-Advisory Contracts for ING Principal Protection Fund III, the Board considered: (1) the fairness of the compensation under an Advisory Contract with level fees that does not include breakpoints; and (2) the pricing structure (including the expense ratio to be borne by shareholders) of ING Principal Protection Fund III, as compared to its Selected Peer Group, including that: (a) the management fee (inclusive of the advisory fee and a 0.10% administration fee) for the Fund is above the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is below the median and the average expense ratios of the funds in its Selected Peer Group. In analyzing the Fund’s management fee and expense ratio, the Board took into account Management’s representations that: (1) the Fund’s expense ratio is more favorable due to the attractive principal guarantee that the Adviser was able to negotiate with the entity guaranteeing the Fund’s Guaranteed Amount; and (2) the Adviser bears the risk of reduced fee revenue resulting from redemptions during the Guarantee Period, a period of time during which there are no sales of Fund shares.

In analyzing the Fund’s performance, the Board noted Management’s representations that, unlike more conventional mutual funds, during its Guarantee Period the Fund’s primary focus is preserving at least the principal amount of the Fund at the inception of the Guarantee Period while at the same time participating in equity markets to the extent consistent with that focus, and this can cause its performance to differ from the performance it may have attained had the Fund that invested solely in equities or solely in fixed income instruments without regard to principal protection. The Board also considered that the extent to which the Fund is able to participate in upward movements of the equity markets is affected by a number of factors, including interest rates and the performance of its equity component. The Board also took into account Management’s representations that the Fund’s expense ratio is more favorable due to the attractive rate that the Adviser was able to negotiate with MBIA for the principal guarantee, reflecting, in part, MBIA’s high degree of confidence in the Adviser’s ability to manage the Fund in a manner consistent with MBIA’s requirements under its guarantee agreement.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Advisory and Sub-Advisory Contracts for the Fund for the year ending November 30, 2006. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

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ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

ING Principal Protection Fund IV

In considering whether to approve the renewal of the Advisory and Sub-Advisory Contracts for ING Principal Protection Fund IV, the Board considered that, based on performance data for the periods ended June 30, 2005: (1) the Fund’s fixed income component underperformed its fixed income benchmark for all periods presented; and (2) the Fund’s equity component underperformed its equity benchmark for all periods presented. In analyzing this performance data, the Board was advised, and took into consideration, that the Fund would have outperformed its benchmarks if its fees and expenses were not taken into account.

In considering the fees payable under the Advisory and Sub-Advisory Contracts for ING Principal Protection Fund IV, the Board considered: (1) the fairness of the compensation under an Advisory Contract with level fees that does not include breakpoints; and (2) the pricing structure (including the expense ratio to be borne by shareholders) of ING Principal Protection Fund IV, as compared to its Selected Peer Group, including that: (a) the management fee (inclusive of the advisory fee and a 0.10% administration fee) for the Fund is above the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is below the median and the average expense ratios of the funds in its Selected Peer Group. In analyzing the Fund’s management fee and expense ratio, the Board took into account Management’s representations that: (1) the Fund’s expense ratio is more favorable due to the attractive principal guarantee that the Adviser was able to negotiate with the entity guaranteeing the Fund’s Guaranteed Amount; and (2) the Adviser bears the risk of reduced fee revenue resulting from redemptions during the Guarantee Period, a period of time during which there are no sales of Fund shares.

In analyzing the Fund’s performance, the Board noted Management’s representations that, unlike more conventional mutual funds, during its Guarantee Period the Fund’s primary focus is preserving at least the principal amount of the Fund at the inception of the Guarantee Period while at the same time participating in equity markets to the extent consistent with that focus, and this can cause its performance to differ from the performance it may have attained had the Fund invested solely in equities or solely in fixed income instruments without regard to principal protection. The Board also considered that the extent to which the Fund is able to participate in upward movements of the equity markets is affected by a number of factors, including interest rates and the performance of its equity component. The Board also took into account Management’s representations that the Fund’s expense ratio is more favorable due to the attractive rate that the Adviser was able to negotiate with MBIA for the principal guarantee, reflecting, in part, MBIA’s high degree of confidence in the Adviser’s ability to manage the Fund in a manner consistent with MBIA’s requirements under its guarantee agreement.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Advisory and Sub-Advisory Contracts for the Fund for the year ending November 30, 2006. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

ING Principal Protection Fund V

In considering whether to approve the renewal of the Advisory and Sub-Advisory Contracts for ING Principal Protection Fund V, the Board considered that, based on performance data for the periods ended June 30, 2005: (1) the Fund’s fixed income component underperformed its fixed income benchmark for the year-to-date and one-year periods, but outperformed for the most recent calendar quarter; and (2) the Fund’s equity component underperformed its equity benchmark for all periods presented. In analyzing this performance data, the Board was advised, and took into consideration, that the Fund would have outperformed its benchmarks if its fees and expenses were not taken into account.

In considering the fees payable under the Advisory and Sub-Advisory Contracts for ING Principal Protection Fund V, the Board considered: (1) the fairness of the compensation under an Advisory Contract with level fees that does not include breakpoints; and (2) the pricing structure (including the expense ratio to be borne by shareholders) of ING Principal Protection Fund V, as compared to its Selected Peer Group, including that: (a) the management fee (inclusive of the advisory fee and a

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0.10% administration fee) for the Fund is above the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is below the median and the average expense ratios of the funds in its Selected Peer Group. In analyzing the Fund’s management fee and expense ratio, the Board took into account Management’s representations that: (1) the Fund’s expense ratio is more favorable due to the attractive principal guarantee that the Adviser was able to negotiate with the entity guaranteeing the Fund’s Guaranteed Amount; and (2) the Adviser bears the risk of reduced fee revenue resulting from redemptions during the Guarantee Period, a period of time during which there are no sales of Fund shares.

In analyzing the Fund’s performance, the Board noted Management’s representations that, unlike more conventional mutual funds, during its Guarantee Period the Fund’s primary focus is preserving at least the principal amount of the Fund at the inception of the Guarantee Period while at the same time participating in equity markets to the extent consistent with that focus, and this can cause its performance to differ from the performance it may have attained had the Fund invested solely in equities or solely in fixed income instruments without regard to principal protection. The Board also considered that the extent to which the Fund is able to participate in upward movements of the equity markets is affected by a number of factors, including interest rates and the performance of its equity component. The Board also took into account Management’s representations that the Fund’s expense ratio is more favorable due to the attractive rate that the Adviser was able to negotiate with MBIA for the principal guarantee, reflecting, in part, MBIA’s high degree of confidence in the Adviser’s ability to manage the Fund in a manner consistent with MBIA’s requirements under its guarantee agreement.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Advisory and Sub-Advisory Contracts for the Fund for the year ending November 30, 2006. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

ING Principal Protection Fund VI

In considering whether to approve the renewal of the Advisory and Sub-Advisory Contracts for ING Principal Protection Fund VI, the Board considered that, based on performance data for the periods ended June 30, 2005: (1) the Fund’s fixed income component underperformed its fixed income benchmark for the year-to-date period, but outperformed for the most recent calendar quarter and one-year period; and (2) the Fund’s equity component underperformed its equity benchmark for all periods presented. In analyzing this performance data, the Board was advised, and took into consideration, that the Fund would have outperformed its benchmarks if its fees and expenses were not taken into account.

In considering the fees payable under the Advisory and Sub-Advisory Contracts for ING Principal Protection Fund VI, the Board considered: (1) the fairness of the compensation under an Advisory Contract with level fees that does not include breakpoints; and (2) the pricing structure (including the expense ratio to be borne by shareholders) of ING Principal Protection Fund VI, as compared to its Selected Peer Group, including that: (a) the management fee (inclusive of the advisory fee and a 0.10% administration fee) for the Fund is above the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is below the median and the average expense ratios of the funds in its Selected Peer Group. In analyzing the Fund’s management fee and expense ratio, the Board took into account Management’s representations that: (1) the Fund’s expense ratio is more favorable due to the attractive principal guarantee that the Adviser was able to negotiate with the entity guaranteeing the Fund’s Guaranteed Amount; and (2) the Adviser bears the risk of reduced fee revenue resulting from redemptions during the Guarantee Period, a period of time during which there are no sales of Fund shares.

In analyzing the Fund’s performance, the Board noted Management’s representations that, unlike more conventional mutual funds, during its Guarantee Period the Fund’s primary focus is preserving at least the principal amount of the Fund at the inception of the Guarantee Period while at the same time participating in equity markets to the extent consistent with that focus, and this can cause its performance to differ from the performance it may

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ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

have attained had the Fund invested solely in equities or solely in fixed income instruments without regard to principal protection. The Board also considered that the extent to which the Fund is able to participate in upward movements of the equity markets is affected by a number of factors, including interest rates and the performance of its equity component. The Board also took into account Management’s representations that the Fund’s expense ratio is more favorable due to the attractive rate that the Adviser was able to negotiate with MBIA for the principal guarantee, reflecting, in part, MBIA’s high degree of confidence in the Adviser’s ability to manage the Fund in a manner consistent with MBIA’s requirements under its guarantee agreement.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Advisory and Sub-Advisory Contracts for the Fund for the year ending November 30, 2006. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

ING Principal Protection Fund VII

In considering whether to approve the renewal of the Advisory and Sub-Advisory Contracts for ING Principal Protection Fund VII, the Board considered that, based on performance data for the periods ended June 30, 2005: (1) the Fund’s fixed income component underperformed its fixed income benchmark for the year-to-date and one-year periods, but outperformed for the most recent calendar quarter; and (2) the Fund’s equity component underperformed its equity benchmark for all periods presented. In analyzing this performance data, the Board was advised, and took into consideration, that the Fund would have outperformed its benchmarks if its fees and expenses were not taken into account.

In considering the fees payable under the Advisory and Sub-Advisory Contracts for ING Principal Protection Fund VII, the Board considered: (1) the fairness of the compensation under an Advisory Contract with level fees that does not include breakpoints; and (2) the pricing structure (including the expense ratio to be borne by shareholders) of ING Principal Protection Fund VII, as compared to its Selected Peer Group, including that: (a) the management fee (inclusive of the advisory fee and a 0.10% administration fee) for the Fund is above the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is below the median and the average expense ratios of the funds in its Selected Peer Group. In analyzing the Fund’s management fee and expense ratio, the Board took into account Management’s representations that: (1) the Fund’s expense ratio is more favorable due to the attractive principal guarantee that the Adviser was able to negotiate with the entity guaranteeing the Fund’s Guaranteed Amount; and (2) the Adviser bears the risk of reduced fee revenue resulting from redemptions during the Guarantee Period, a period of time during which there are no sales of Fund shares.

In analyzing the Fund’s performance, the Board noted Management’s representations that, unlike more conventional mutual funds, during its Guarantee Period the Fund’s primary focus is preserving at least the principal amount of the Fund at the inception of the Guarantee Period while at the same time participating in equity markets to the extent consistent with that focus, and this can cause its performance to differ from the performance it may have attained had the Fund invested solely in equities or solely in fixed income instruments without regard to principal protection. The Board also considered that the extent to which the Fund is able to participate in upward movements of the equity markets is affected by a number of factors, including interest rates and the performance of its equity component. The Board also took into account Management’s representations that the Fund’s expense ratio is more favorable due to the attractive rate that the Adviser was able to negotiate with MBIA for the principal guarantee, reflecting, in part, MBIA’s high degree of confidence in the Adviser’s ability to manage the Fund in a manner consistent with MBIA’s requirements under its guarantee agreement.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context

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ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Advisory and Sub-Advisory Contracts for the Fund for the year ending November 30, 2006. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

ING Principal Protection Fund VIII

In considering whether to approve the renewal of the Advisory and Sub-Advisory Contracts for ING Principal Protection Fund VIII, the Board considered that, based on performance data for the periods ended June 30, 2005: (1) the Fund’s fixed income component underperformed its fixed income benchmark for the year-to-date period, but outperformed for the most recent calendar quarter and one-year periods; and (2) the Fund’s equity component underperformed its equity benchmark for all periods presented. In analyzing this performance data, the Board was advised, and took into consideration, that the Fund would have outperformed its benchmarks if its fees and expenses were not taken into account.

In considering the fees payable under the Advisory and Sub-Advisory Contracts for ING Principal Protection Fund VIII, the Board considered: (1) the fairness of the compensation under an Advisory Contract with level fees that does not include breakpoints; and (2) the pricing structure (including the expense ratio to be borne by shareholders) of ING Principal Protection Fund VIII, as compared to its Selected Peer Group, including that: (a) the management fee (inclusive of the advisory fee and a 0.10% administration fee) for the Fund is above the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is below the median and the average expense ratios of the funds in its Selected Peer Group. In analyzing the Fund’s management fee and expense ratio, the Board took into account Management’s representations that: (1) the Fund’s expense ratio is more favorable due to the attractive principal guarantee that the Adviser was able to negotiate with the entity guaranteeing the Fund’s Guaranteed Amount; and (2) the Adviser bears the risk of reduced fee revenue resulting from redemptions during the Guarantee Period, a period of time during which there are no sales of Fund shares.

In analyzing the Fund’s performance, the Board noted Management’s representations that, unlike more conventional mutual funds, during its Guarantee Period the Fund’s primary focus is preserving at least the principal amount of the Fund at the inception of the Guarantee Period while at the same time participating in equity markets to the extent consistent with that focus, and this can cause its performance to differ from the performance it may have attained had the Fund invested solely in equities or solely in fixed income instruments without regard to principal protection. The Board also considered that the extent to which the Fund is able to participate in upward movements of the equity markets is affected by a number of factors, including interest rates and the performance of its equity component. The Board also took into account Management’s representations that the Fund’s expense ratio is more favorable due to the attractive rate that the Adviser was able to negotiate with MBIA for the principal guarantee, reflecting, in part, MBIA’s high degree of confidence in the Adviser’s ability to manage the Fund in a manner consistent with MBIA’s requirements under its guarantee agreement.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Advisory and Sub-Advisory Contracts for the Fund for the year ending November 30, 2006. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

ING Principal Protection Fund IX

In considering whether to approve the renewal of the Advisory and Sub-Advisory Contracts for ING Principal Protection Fund IX, the Board considered that, based on performance data for the periods ended June 30, 2005: (1) the Fund’s fixed income component underperformed its fixed income benchmark for the year-to-date period, but outperformed for the most recent calendar quarter and one-year periods; and (2) the Fund’s equity component underperformed its equity benchmark for all periods presented. In analyzing this performance data, the Board was advised, and took into consideration, that the Fund would have outperformed its benchmarks if its fees and expenses were not taken into account.

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ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

In considering the fees payable under the Advisory and Sub-Advisory Contracts for ING Principal Protection Fund IX, the Board considered: (1) the fairness of the compensation under an Advisory Contract with level fees that does not include breakpoints; and (2) the pricing structure (including the expense ratio to be borne by shareholders) of ING Principal Protection Fund IX, as compared to its Selected Peer Group, including that: (a) the management fee (inclusive of the advisory fee and a 0.10% administration fee) for the Fund is above the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is below the median and the average expense ratios of the funds in its Selected Peer Group. In analyzing the Fund’s management fee and expense ratio, the Board took into account Management’s representations that: (1) the Fund’s expense ratio is more favorable due to the attractive principal guarantee that the Adviser was able to negotiate with the entity guaranteeing the Fund’s Guaranteed Amount; and (2) the Adviser bears the risk of reduced fee revenue resulting from redemptions during the Guarantee Period, a period of time during which there are no sales of Fund shares.

In analyzing the Fund’s performance, the Board noted Management’s representations that, unlike more conventional mutual funds, during its Guarantee Period the Fund’s primary focus is preserving at least the principal amount of the Fund at the inception of the Guarantee Period while at the same time participating in equity markets to the extent consistent with that focus, and this can cause its performance to differ from the performance it may have attained had the Fund invested solely in equities or solely in fixed income instruments without regard to principal protection. The Board also considered that the extent to which the Fund is able to participate in upward movements of the equity markets is affected by a number of factors, including interest rates and the performance of its equity component. The Board also took into account Management’s representations that the Fund’s expense ratio is more favorable due to the attractive rate that the Adviser was able to negotiate with MBIA for the principal guarantee, reflecting, in part, MBIA’s high degree of confidence in the Adviser’s ability to manage the Fund in a manner consistent with MBIA’s requirements under its guarantee agreement.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Advisory and Sub-Advisory Contracts for the Fund for the year ending November 30, 2006. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

ING Principal Protection Fund X

In considering whether to approve the renewal of the Advisory and Sub-Advisory Contracts for ING Principal Protection Fund X, the Board considered that, based on performance data for the periods ended June 30, 2005: (1) the Fund’s fixed income component underperformed its fixed income benchmark for the year-to-date period, but outperformed for the most recent calendar quarter; and (2) the Fund’s equity component underperformed its equity benchmark for the most recent calendar quarter and year-to-date periods, but outperformed for the period since inception. In analyzing this performance data, the Board was advised, and took into consideration, that the Fund would have outperformed its benchmarks if its fees and expenses were not taken into account.

In considering the fees payable under the Advisory and Sub-Advisory Contracts for ING Principal Protection Fund X, the Board considered: (1) the fairness of the compensation under an Advisory Contract with level fees that does not include breakpoints; and (2) the pricing structure (including the expense ratio to be borne by shareholders) of ING Principal Protection Fund X, as compared to its Selected Peer Group, including that: (a) the management fee (inclusive of the advisory fee and a 0.10% administration fee) for the Fund is above the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is below the median and the average expense ratios of the funds in its Selected Peer Group. In analyzing the Fund’s management fee and expense ratio, the Board took into account Management’s representations that: (1) the Fund’s expense ratio is more favorable due to the attractive principal guarantee that the Adviser was able to negotiate with the entity guaranteeing the Fund’s Guaranteed Amount; and (2) the Adviser bears the risk of reduced fee revenue resulting from

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ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

redemptions during the Guarantee Period, a period of time during which there are no sales of Fund shares.

In analyzing the Fund’s performance, the Board noted Management’s representations that, unlike more conventional mutual funds, during its Guarantee Period the Fund’s primary focus is preserving at least the principal amount of the Fund at the inception of the Guarantee Period while at the same time participating in equity markets to the extent consistent with that focus, and this can cause its performance to differ from the performance it may have attained had the Fund invested solely in equities or solely in fixed income instruments without regard to principal protection. The Board also considered that the extent to which the Fund is able to participate in upward movements of the equity markets is affected by a number of factors, including interest rates and the performance of its equity component. The Board also took into account Management’s representations that the Fund’s expense ratio is more favorable due to the attractive rate that the Adviser was able to negotiate with MBIA for the principal guarantee, reflecting, in part, MBIA’s high degree of confidence in the Adviser’s ability to manage the Fund in a manner consistent with MBIA’s requirements under its guarantee agreement.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Advisory and Sub-Advisory Contracts for the Fund for the year ending November 30, 2006. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

ING Principal Protection Fund XI

In considering whether to approve the renewal of the Advisory and Sub-Advisory Contracts for ING Principal Protection Fund XI, the Board considered that, based on performance data for the periods ended June 30, 2005: (1) the Fund’s fixed income component underperformed its fixed income benchmark for the year-to-date period, but outperformed for the most recent calendar quarter; and (2) the Fund’s equity component underperformed its equity benchmark for all periods presented. In analyzing this performance data, the Board was advised, and took into consideration, that the Fund would have outperformed its benchmarks if its fees and expenses were not taken into account.

In considering the fees payable under the Advisory and Sub-Advisory Contracts for ING Principal Protection Fund XI, the Board considered: (1) the fairness of the compensation under an Advisory Contract with level fees that does not include breakpoints; and (2) the pricing structure (including the expense ratio to be borne by shareholders) of ING Principal Protection Fund XI, as compared to its Selected Peer Group, including that: (a) the management fee (inclusive of the advisory fee and a 0.10% administration fee) for the Fund is above the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is below the median and the average expense ratios of the funds in its Selected Peer Group. In analyzing the Fund’s management fee and expense ratio, the Board took into account Management’s representations that: (1) the Fund’s expense ratio is more favorable due to the attractive principal guarantee that the Adviser was able to negotiate with the entity guaranteeing the Fund’s Guaranteed Amount; and (2) the Adviser bears the risk of reduced fee revenue resulting from redemptions during the Guarantee Period, a period of time during which there are no sales of Fund shares.

In analyzing the Fund’s performance, the Board noted Management’s representations that, unlike more conventional mutual funds, during its Guarantee Period the Fund’s primary focus is preserving at least the principal amount of the Fund at the inception of the Guarantee Period while at the same time participating in equity markets to the extent consistent with that focus, and this can cause its performance to differ from the performance it may have attained had the Fund invested solely in equities or solely in fixed income instruments without regard to principal protection. The Board also considered that the extent to which the Fund is able to participate in upward movements of the equity markets is affected by a number of factors, including interest rates and the performance of its equity component. The Board also took into account Management’s representations that the Fund’s expense ratio is more favorable due to the attractive rate that the Adviser was able to negotiate with MBIA for the principal guarantee, reflecting, in part, MBIA’s high degree of confidence in the Adviser’s ability to

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ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

manage the Fund in a manner consistent with MBIA’s requirements under its guarantee agreement.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Advisory and Sub-Advisory Contracts for the Fund for the year ending November 30, 2006. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

ING Principal Protection Fund XII

In considering whether to approve the renewal of the Advisory and Sub-Advisory Contracts for ING Principal Protection Fund XII, the Board considered that, based on performance data for the periods ended June 30, 2005: (1) the Fund’s fixed income component outperformed its fixed income benchmark for the most recent calendar quarter; and (2) the Fund’s equity component underperformed its equity benchmark for the most recent calendar quarter. In analyzing this performance data, the Board was advised, and took into consideration, that the Fund would have outperformed its benchmarks if its fees and expenses were not taken into account.

In considering the fees payable under the Advisory and Sub-Advisory Contracts for ING Principal Protection Fund XII, the Board considered: (1) the fairness of the compensation under an Advisory Contract with level fees that does not include breakpoints; and (2) the pricing structure (including the expense ratio to be borne by shareholders) of ING Principal Protection Fund XII, as compared to its Selected Peer Group, including that: (a) the management fee (inclusive of the advisory fee and a 0.10% administration fee) for the Fund is above the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is below the median and the average expense ratios of the funds in its Selected Peer Group. In analyzing the Fund’s management fee and expense ratio, the Board took into account Management’s representations that: (1) the Fund’s expense ratio is more favorable due to the attractive principal guarantee that the Adviser was able to negotiate with the entity guaranteeing the Fund’s Guaranteed Amount; and (2) the Adviser bears the risk of reduced fee revenue resulting from redemptions during the Guarantee Period, a period of time during which there are no sales of Fund shares.

In analyzing the Fund’s performance, the Board noted Management’s representations that, unlike more conventional mutual funds, during its Guarantee Period the Fund’s primary focus is preserving at least the principal amount of the Fund at the inception of the Guarantee Period while at the same time participating in equity markets to the extent consistent with that focus, and this can cause its performance to differ from the performance it may have attained had the Fund invested solely in equities or solely in fixed income instruments without regard to principal protection. The Board also considered that the extent to which the Fund is able to participate in upward movements of the equity markets is affected by a number of factors, including interest rates and the performance of its equity component. The Board also took into account Management’s representations that the Fund’s expense ratio is more favorable due to the attractive rate that the Adviser was able to negotiate with MBIA for the principal guarantee, reflecting, in part, MBIA’s high degree of confidence in the Adviser’s ability to manage the Fund in a manner consistent with MBIA’s requirements under its guarantee agreement.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Advisory and Sub-Advisory Contracts for the Fund for the year ending November 30, 2006. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

146

ING Funds Distributor, LLC offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund’s prospectus. Investors may obtain a copy of a prospectus of any ING Fund by calling (800) 992-0180 or by going to www.ingfunds.com.

Domestic Equity and Income Funds

ING Balanced Fund
ING Convertible Fund
ING Equity Income Fund
ING Real Estate Fund

Domestic Equity Growth Funds

ING Fundamental Research Fund
ING Disciplined LargeCap Fund
ING Growth Fund
ING LargeCap Growth Fund
ING MidCap Opportunities Fund
ING Opportunistic LargeCap Fund
ING SmallCap Opportunities Fund
ING Small Company Fund

Domestic Equity Index Funds

ING Index Plus LargeCap Fund
ING Index Plus MidCap Fund
ING Index Plus SmallCap Fund

Domestic Equity Value Funds

ING Financial Services Fund
ING LargeCap Value Fund
ING MagnaCap Fund
ING MidCap Value Fund
ING MidCap Value Choice Fund
ING SmallCap Value Fund
ING SmallCap Value Choice Fund

Fixed Income Funds

ING GNMA Income Fund
ING High Yield Bond Fund
ING Intermediate Bond Fund
ING National Tax-Exempt Bond Fund

Global Equity Funds

ING Global Equity Dividend Fund
ING Global Real Estate Fund
ING Global Value Choice Fund

International Equity Funds

ING Emerging Countries Fund
ING Foreign Fund
ING Greater China Fund
ING Index Plus International Equity Fund
ING International Capital Appreciation Fund
ING International Fund
ING International SmallCap Fund
ING International Value Fund
ING International Value Choice Fund
ING Precious Metals Fund
ING Russia Fund

International Fixed Income Fund

ING Emerging Markets Fixed Income Fund

International Fund-of-Funds

ING Diversified International Fund

Loan Participation Fund

ING Senior Income Fund

Money Market Funds*

ING Aeltus Money Market Fund
ING Money Market Fund

Strategic Allocation Funds

ING Strategic Allocation Balanced Fund
ING Strategic Allocation Growth Fund
ING Strategic Allocation Income Fund

*                 An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Registrant uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 800-992-0180; (2) on the Registrant’s website at www.ingfunds.com and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Information regarding how the Registrant voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Registrant’s website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Registrant’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at 800-992-0180.

Investment Manager

ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258
1-800-992-0180

Transfer Agent

DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141

Custodian

The Bank of New York
100 Colonial Center Parkway, Suite 300
Lake Mary, FL 32746

Legal Counsel

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

For more complete information, or to obtain a prospectus on any ING fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the funds. Check with your Investment Professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

FUNDS	PRSAR-UPPFABCQ	(1105-012706)

Semi-Annual Report

November 30, 2005

Classes A, B, C, M and O

Domestic Equity and Income Funds

•  ING Convertible Fund

•  ING Equity and Bond Fund

•  ING Real Estate Fund

Domestic Equity Growth Funds

•  ING Disciplined LargeCap Fund

•  ING LargeCap Growth Fund

•  ING MidCap Opportunities Fund

•  ING SmallCap Opportunities Fund

Domestic Equity Value Funds

•  ING Financial Services Fund

•  ING LargeCap Value Fund

•  ING MagnaCap Fund

•  ING MidCap Value Fund

•  ING MidCap Value Choice Fund

•  ING SmallCap Value Fund

•  ING SmallCap Value Choice Fund

  E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

President’s Letter	1

Market Perspective	2

Portfolio Managers’ Reports	4

Shareholder Expense Examples	32

Statements of Assets and Liabilities	38

Statements of Operations	44

Statements of Changes in Net Assets	47

Financial Highlights	54

Notes to Financial Statements	79

Portfolios of Investments	98

Shareholder Meeting Information	131

Advisory Contract Approval Discussion	134

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PRESIDENT’S LETTER

  JAMES M. HENNESSY

Dear Shareholder,

As you may recall in my last letter, I described the enthusiasm that we were experiencing here at ING Funds as we worked to bring more of the world’s investment opportunities to you, the investor.

That enthusiasm, I am happy to report, is continuing to thrive. With the New Year, we have launched a series of new international mutual funds, each created to bring more of the world’s opportunities to you.

Meanwhile, we have also heard you loud and clear. Our research tells us that many investors report that they find investing an intimidating and overly-complex endeavor. That is why ING is committed to helping investors across the country cut through the confusion and clutter. “Your future. Made easier.SM” are more than words, they represent our promise to you.

Those two objectives — bringing you more of the world’s opportunities and doing it in a way that is easier for you — are behind the development of the ING Diversified International Fund. The new fund is among those that we launched in January but it is unique in that it is a fund-of-funds. It is also, we believe, simply an easier way to invest internationally.

The ING Diversified International Fund brings together six distinct, international mutual funds, each managed by well-known asset managers who specialize in key international sub-asset classes. What’s more, the fund is periodically reviewed by a seasoned team of ING asset allocation experts who re-adjust the fund’s allocation based on prevailing market conditions.

Best of all: we’ve made it easy. With just one investment, investors can now acquire a broadly diversified, actively managed international equity portfolio.

The ING Diversified International Fund marks one more way that we at ING Funds are continuing to offer you the global expertise, product innovation and world-class service that you have come to expect from us.

On behalf of everyone at ING Funds, I thank you for your continued support and loyalty. We look forward to serving you in the future.

Sincerely,

James M. Hennessy
President
ING Funds
January 10, 2006

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

MARKET PERSPECTIVE: SIX MONTHS ENDED NOVEMBER 30, 2005

Investors in global equities gained 8.8% in the six months ended November 30, 2005, according to the MSCI World® Index in dollars, including net reinvested dividends, ending just 1% off the 2005 high. In currencies, the dollar extended its early run in 2005, rising 4.4% against the euro, 5.1% against the pound and 10.4% against the yen in the six month period. Few expected such dollar strength in 2005. Relatively high U.S. interest rates explained part of it, especially the re-cycling of oil exporters’ burgeoning wealth into dollar denominated securities. The yen’s particular weakness was connected with the sharp rise in Japanese stock prices, fueled by outside investors who were hedging their currency risk. Also material was the tax-related “repatriation” into dollars of U.S. corporations’ foreign currency balances.

Trends in investment grade fixed income securities had been dominated since the middle of 2004 by the flattening of the U.S. Treasury yield curve as ten-year yields fell. This continued even as the Federal Open Market Committee (“FOMC”) raised short-term interest rates by 25 basis points eight times in the twelve months through May 2005, pulling other short-term rates up in train. However, the yield on the ten-year U.S. Treasury Note had actually fallen by 65 basis points over the same period. This “conundrum”, as Federal Reserve Chairman Greenspan called it, was eventually put down to an apparently growing perception in the market that inflation was a problem solved, due to a vigilant Federal Reserve, cheap goods and labor abroad and consistent productivity growth at home. In addition, foreign investors’ hunger for U.S. investments kept yields down at the long end. At times during the six months ended November 30, especially in October, the trend seemed about to break: for example when already high energy prices, now affected by Hurricanes Katrina and Rita, looked to be filtering through to the general price level. But in the end the forces of curve flattening prevailed. By November 30, the FOMC had raised rates four more times, oil prices and the inflation scare had subsided and foreigners were still buying record amounts of U.S. securities. On November 17, 2005, the spread over the 13-week U.S. Treasury Bill yield fell to 0.6%, the lowest since March 2001. For the six months ended November 30, the yield on the ten-year U.S. Treasury Note rose by 49 basis points to 4.5%, while the yield on the 13-week U.S. Treasury Bills rose 98 basis points to 3.9%. The broader Lehman Aggregate Index lost 0.5% during the same period.

The U.S. equities market, in the form of the Standard & Poor’s 500 Composite Stock Price (“S&P 500”) Index, gained 5.9% including dividends in the six months through November 30, at which point it was trading at a price-to-earnings level of just over 16 times earnings for the current fiscal year. Investors warily watched interest rates as they ultimately rose at the long end as well as the short. Falling mortgage interest rates have encouraged refinancing on a massive scale and the funds raised have tended not to stay long in the wallets of American consumers, keeping expansion strong. Still, after an indecisive June, stocks benefited from July’s positive economic data, especially robust second quarter company earnings figures. The S&P 500 reached its highest level so far in 2005, a four-year high on August 3, but then fell back. Little headway was made after Hurricanes Katrina and Rita. High prices at the pump were already here and an expensive winter for heating fuel was expected. Continual and pervasive reports of sharply rising prices persisted through October, and with consumer confidence slumping, stocks pulled back. However, an evidently swift recovery from Hurricanes Katrina and Rita cheered investors and stock prices powered ahead through November 25, to another four-year high, as oil prices fell back below $60 per barrel, inflation moderated, corporate profits remained buoyant and gross domestic product (“GDP”) growth, at 4.1% per annum, was the envy of the developed world.

Internationally, Japan equities soared 22.7%, based on the MSCI Japan® Index in dollars plus net dividends, for the six months ended November 30, 2005. The index actually rose a remarkable 36.2% in yen to a five-year peak. The market did little until August, but thereafter a new sense of optimism took hold, based on an encouraging improvement in domestic demand suggesting a return to a balanced economy after years of export dependency. Corporations and the banks have repaired their balance sheets at last. Rising wages are supporting domestic demand and an end to deflation seems to be at hand. The main reservation is that local investors still seem unconvinced. European ex UK markets added 9.0% in the six months ended November according to the MSCI Europe ex UK® Index including net dividends, 14.5% in local currencies to the best levels in four years. Such bullish performance belied low domestic demand, high unemployment, restrictive employment practices and periodic political deadlock, disappointing reformers. A smattering of more hopeful economic data and an upsurge of

MARKET PERSPECTIVE: SIX MONTHS ENDED NOVEMBER 30, 2005

merger and acquisition activity however, raised spirits in markets that are not particularly expensive. Unemployment seems finally to be edging down in the Eurozone, while GDP growth in the third quarter 2005 was a much more encouraging 0.6% over the second quarter 2005. The UK market gained 5.0% in dollars in the six months ended November 30, based on the MSCI UK® Index including net dividends, concealing a more impressive 10.6% increase in pounds, allowing the market to scale four-year heights. As in the rest of Europe, equities were supported by their relative cheapness and by merger and acquisition activity in the face of mostly miserable economic reports and even terrorist attacks. Manufacturing is in decline and GDP growth set to fall in 2005 to about 1.5%, the weakest since 1992. Nonetheless, company earnings held up and investors supported a market that paid over 3% in dividends.

(1)  The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)  The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3)  The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(4)  The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(5)  The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(6)  The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of the Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

ING CONVERTIBLE FUND	PORTFOLIO MANAGERS’ REPORT

Investment Types

as of November 30, 2005

(as a percent of net assets)

Portfolio holdings are subject to change daily.

The ING Convertible Fund (the “Fund”) seeks maximum total return, consisting of capital appreciation and current income. Under normal conditions, the Fund invests at least 80% of its assets in convertible securities. The Fund is managed by Anuradha Sahai, ING Investment Management Co. — the Sub-Adviser.

Performance: For the six months ended November 30, 2005, the Fund’s Class A shares, excluding sales charges, provided a total return of 7.46% compared to the Merrill Lynch All Convertibles Excluding Mandatory All Qualities (“ML Convertible”) Index which returned 5.40% for the same period.

Portfolio Specifics: The Fund was positioned to take a more neutral approach with most of its weighting in total return convertibles with neither a pure bond-like tilt nor a pure equity tilt. With the comeback in the convertible market, especially in the earlier half of the period, these convertibles regained a lot of the premium lost earlier in the year. As a result, the Fund outperformed the index.

As one can observe from NASDAQ returns (8.39%), technology was a big driver of returns during the six months ended November 30, 2005. The Fund positioning in the sector as well as security selection contributed to over double the returns within the sector versus the benchmark. The Fund also significantly outperformed in the financials, utilities and consumer discretionary sectors. In financials, sub-sector positioning towards the insurance industry and security selection aided outperformance. In the utilities sector, security selection and lack of owning a name moving towards bankruptcy drove most of the outperformance. In the consumer discretionary sector, the significant underweighting of the auto industry as well as positioning in mass merchandising retail contributed positively. The biggest driver of returns in the index was healthcare, where the Fund underperformed somewhat due to its underweighting the pharmaceuticals industry, which witnessed excellent returns during the period. Results were hurt somewhat due to our defensive positioning in telecommunications and high energy prices, which negatively affected our holdings in the transportation sector.

Current Strategy and Outlook: U.S. economic indicators continue to improve, but we believe that equity market valuations will improve more modestly going forward. A weak dollar, combined with relatively high oil prices, could still act as a damper to economic growth going forward.

Going into 2006, economic growth projections, as well corporate profitability projections, are being tempered. With this increased uncertainty, we believe we may witness increased levels of underlying equity volatility, which should be positive for the convertible market by enhancing option value. This will probably be somewhat offset by credit spread widening, which would affect to a lesser degree the bond floors of convertible securities. As a result, the Fund still maintains a neutral approach with heavier weightings in balanced total return convertibles.

In these volatile times, we believe convertible securities are attractive relative to comparable asset classes due to their bond floor downside protection while providing equity-like upside participation. Despite the fear of higher rates, strong balance sheets and low default risk should keep bond floors from dropping much. We continue to look for companies across the spectrum that will benefit from a modestly improving economy as we expect the market will reward companies that typically profit in the recovery part of the cycle. A bottom up approach that relies on fundamental analysis and careful security selection within our broader top down sector positioning strategy continues to be the foundation for our investment decisions.

Top Ten Holdings*
as of November 30, 2005
(as a percent of net assets)

Chesapeake Energy Corp.	3.1%

SPDR Trust Series 1	3.0%

Reinsurance Group of America	2.8%

EchoStar Communications Corp., 5.750%, due 05/15/08	2.6%

Costco Wholesale Corp., 0.000%, due 08/19/17	2.3%

Citigroup Funding, Inc.	2.1%

Abgenix, Inc., 1.750%, due 12/15/11	2.0%

Travelers Property Casualty Corp.	2.0%

Advanced Medical Optics, Inc., 2.500%, due 07/15/24	2.0%

Spacehab, Inc., 8.000%, due 10/15/07	2.0%

* Excludes short-term investments related to repurchase agreements and securities lending.

Portfolio holdings are subject to change daily.

PORTFOLIO MANAGERS’ REPORT	ING CONVERTIBLE FUND

Average Annual Total Returns for the Years Ended November 30, 2005

	1 Year	5 Year	10 Year
Including Sales Charge:
Class A(1)	(3.34)	1.97%	9.94%
Class B(2)	(3.20)%	2.15%	9.94%
Class C(3)	0.83%	2.51%	9.90%
Excluding Sales Charge:
Class A	2.56%	3.19%	10.60%
Class B	1.80%	2.51%	9.94%
Class C	1.83%	2.51%	9.90%
ML Convertible Index(4)	1.14%	4.91%	8.79%

Based on a $10,000 initial investment, the table above illustrates the total return of ING Convertible Fund against the Index indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 2%, respectively, for the 1 year and 5 year returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4) The Merrill Lynch All Convertibles Excluding Mandatory All Quantities Index (“ML Convertible Index”) is a market capitalization-weighted index including all non-mandatory domestic corporate convertible securities with at least on overall par of $50 million market value.

ING EQUITY AND BOND FUND	PORTFOLIO MANAGERS’ REPORT

Investment Types

as of November 30, 2005

(as a percent of total investments)

Portfolio holdings are subject to change daily.

The ING Equity and Bond Fund (the “Fund”) seeks a balance of long-term capital appreciation and current income. The equity portion of the Fund is managed by James A. Vail, CFA. The bond portion of the Fund is managed by James B. Kauffmann. Mary Ann Fernandez and Shiv Mehta are jointly responsible for establishing the overall asset allocation strategy for the Fund. All are with ING Investment Management Co. — the Sub-Adviser.

Performance: For the six months ended November 30, 2005, the Fund’s Class A shares, excluding sales charges, provided a total return of 3.32% compared to the Standard & Poor’s 500 Composite Stock Price (“S&P 500”) Index, the Lehman Brothers Aggregate Bond (“LBAB”) Index, and the Composite Index (60% S&P 500 Index/40% Lehman Brothers Aggregate Bond Index), which returned 5.88%, -0.48% and 3.34%, respectively, for the same period.

Portfolio Specifics: The Fund slightly underperformed its respective Indices due to expenses that the Fund bears. The performance of the Fund’s investments was in line with the Index. Sector allocation detracted modestly from results. Stock selection was strongest among consumer discretionary, energy and health care names. Some of the stocks that helped results most were electronics retailer Best Buy, investment bank Goldman Sachs and managed care provider Health Net, which all rose over the period. Stocks that hurt returns were home and building products maker American Standard, pharmaceutical firm Pfizer and semi-conductor maker Maxim Integrated Products. From a sector allocation perspective, results were mixed, with overweights to materials and health care hurting results, though not enough to offset the strong security selection.

The Fund benefited from a defensive posture on corporate debt and a duration, or interest-rate sensitivity, less than the LBAB Index. Careful security selection in all the major sectors of the bond market — corporate, mortgage, and asset-backed — allowed us to avoid most pitfalls and resulted in returns higher than the LBAB benchmark. Floating rate paper and hybrid mortgages fared better than other categories in a rising rate environment, which contributed positively to results. Except for a brief period around the timing of hurricane Katrina, the portfolio was positioned for increasing interest rates.

Current Strategy and Outlook: Recent economic data releases have been pointing to a fairly robust economy in the United States, though they are still distorted by the twin hurricanes, and consumer sentiment has risen with the recent decline in gasoline prices. The main risk to the economy now, in our view, is the possibility that a softening housing market will induce households to curtail their spending, and that the decline in demand will not be fully offset by a rise in net exports or business investment. Falling gasoline prices should reduce headline inflation in the near future and take some pressure off of core consumer price index (“CPI”) inflation. The risk of a cyclical upturn in inflation, however, still exists. The Federal Open Market Committee (“FOMC”) is likely to continue to raise interest rates, but where and when it stops will depend mainly on whether inflation remains under control. We believe bond yields will rise from current levels as the Federal Reserve continues to tighten the supply of credit and are, therefore, cautious on bonds. The equity market has gained momentum in recent weeks on the back of lower energy prices, and we now have a more constructive view of equities, especially large-capitalization stocks.

Top Ten Holdings*
as of November 30, 2005
(as a percent of net assets)

U.S Treasury Note, 4.250%, due 10/15/10	2.6%

Oracle Corp.	1.2%

Teva Pharmaceutical Industries Ltd. ADR	1.2%

Jabil Circuit, Inc.	1.2%

DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	1.1%

Banc of America Funding Corp., 4.400%, due 12/31/49	1.1%

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1.0%

FHLMC, 6.000%, due 01/15/29	1.0%

Cisco Systems, Inc.	1.0%

Wesco Intl., Inc.	0.9%

* Excludes short-term investments related to repurchase agreements

Portfolio holdings are subject to change daily.

PORTFOLIO MANAGERS’ REPORT	ING EQUITY AND BOND FUND

Average Annual Total Returns for the Years Ended November 30, 2005

	1 Year	5 Year	10 Year
Including Sales Charge:
Class A(1)	(1.31)%	1.12%	6.25%
Class B(2)	(1.05)%	1.25%	6.23%
Class C(3)	2.83%	1.61%	6.16%
Excluding Sales Charge:
Class A	4.71%	2.33%	6.88%
Class B	3.95%	1.63%	6.23%
Class C	3.83%	1.61%	6.16%
S&P 500 Composite Stock Price Index(4)	8.44%	0.64%	9.28%
Lehman Brothers Aggregate Bond Index(5)	2.40%	6.06%	6.21%
Composite Index (60% S&P 500 Index/40% Lehman Brothers Aggregate Bond Index)	6.09%	3.12%	8.39%

Based on a $10,000 initial investment, the table above illustrates the total return of ING Equity and Bond Fund against the Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 2%, respectively, for the 1 year and 5 year returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4) The S&P 500 Composite Stock Price Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5) The Lehman Brothers Aggregate Bond Index is a widely recognized index of publicly issued fixed rate U.S. government, investment grade mortgage-backed and corporate debt securities.

ING REAL ESTATE FUND	PORTFOLIO MANAGERS’ REPORT

Industry Allocation

as of November 30, 2005

(as a percent of net assets)

REIT - Real Estate Investment Trust

Portfolio holdings are subject to change daily.

The ING Real Estate Fund (the “Fund”) seeks total return consisting of long-term capital appreciation and current income. The Fund is co-managed by T. Ritson Ferguson, CFA, Chief Investment Officer and Sherry L. Rexroad and Joseph P. Smith, both Managing Directors, ING Clarion Real Estate Securities L.P. — the Sub-Adviser.

Performance: For the six months ended November 30, 2005, the Fund’s Class A shares, excluding sales charges, provided a total return of 12.42% compared to the Morgan Stanley Capital International (“MSCI”) U.S. REIT® Index and the Dow Jones Wilshire (“DJW”) Real Estate Securities Index, which returned 10.85% and 12.06%, respectively, for the same period.

Portfolio Specifics: The Fund’s outperformance during the six months ended November 30, 2005 is due to a combination of good stock selection (approximately 75%) and good property sector allocation (about 25%). Stock selection was particularly favorable in the office sector, which was actually one of the weakest of the major sectors over all during the six-month period ended November 30, 2005. Strong contributions to relative performance resulted from an overweight in Arden Realty and an underweight in prominent benchmark component Equity Office Properties Trust. To a lesser extent however, stock selection was unfavorable in the regional malls sector, where an overweight in the disappointing Mills Corp. and an underweight in another top benchmark component Simon Property Group detracted from performance.

Current Strategy and Outlook:

Barring a dramatic reversal of fortunes in December, 2005 will mark another good year for real estate stocks. Already we have seen one or two Wall Street firms put out prognostications that REITs will have a tough go of it next year. With full humility (and acknowledgement that our crystal ball is badly clouded too), we would point out that many of these people were making the same predictions a year ago — or even two years ago. What we know is that real estate stocks are offering an average yield of 4.4% (versus a 4.5% yield on 10-year U.S. Treasury bonds) and are trading at an average multiple of 15.2 times next year’s earnings. Both of these metrics make REITs fairly expensive relative to history. On the other hand, we also “know” that REITs are trading at only a very slight premium (4%) to our estimate of Net Asset Value (i.e., the private market value of the company’s real estate). In early December 2005, we received yet another reminder that the public market is viewed as a source of attractively priced real estate, when California Public Employees’ Retirement System (“CalPERS”) and LaSalle Hotel Properties announced an agreement to take an industrial REIT, CenterPoint Properties, private at a 9% premium to what was generally regarded even by bulls like us as a very expensive stock price. Specifically, CenterPoint is being acquired for $50 cash per share versus the consensus NAV estimate of about $32 per share (and our own “bullish” NAV appraisal of $35.50 per share). Until the appetite for private market real estate abates significantly, it is very difficult for us to build a bear market case for U.S. real estate companies.

We are overweight the more economically sensitive hotel and office property sectors. We have reduced our exposure to retail, but still favor the mall group within this property sector. We are underweight the shopping center and industrial sectors. REITs still offer an attractive source of high current income. Earnings growth is positive and accelerating. Given our outlook for continued economic growth and historically low interest rates, we look for continued good returns from an actively managed portfolio of real estate stocks.

Top Ten Holdings
as of November 30, 2005
(as a percent of net assets)

Simon Property Group, Inc.	6.8%

ProLogis	5.0%

Boston Properties, Inc.	4.2%

General Growth Properties, Inc.	4.2%

AvalonBay Communities, Inc.	4.2%

Vornado Realty Trust	4.0%

Arden Realty, Inc.	3.9%

Equity Residential	3.6%

Trizec Properties, Inc.	3.6%

Starwood Hotels & Resorts Worldwide, Inc.	3.5%

Portfolio holdings are subject to change daily.

PORTFOLIO MANAGERS’ REPORT	ING REAL ESTATE FUND

Average Annual Total Returns for the Periods Ended November 30, 2005

	1 Year	Since Inception of Class A December 20, 2002		Since Inception of Class B November 20, 2002		Since Inception of Class C January 17, 2003		Since Inception of Class O September 15, 2004
Including Sales Charge:
Class A(1)	12.07%	25.34%		—		—		—
Class B(2)	12.96%	—		25.67%		—		—
Class C(3)	16.98%	—		—		28.58%		—
Class O	18.95%	—		—		—		27.85%
Excluding Sales Charge:
Class A	18.91%	27.89%		—		—		—
Class B	17.96%	—		26.29%		—		—
Class C	17.98%	—		—		28.58%		—
Class O	18.95%	—		—		—		27.85%
MSCI U.S. REIT® Index(4)	17.74%	27.22	%(6)	26.72	%(7)	29.39	%(8)	22.74	%(9)
DJW Real Estate Securities Index(5)	19.87%	28.95	%(6)	28.66	%(7)	31.29	%(8)	24.90	%(9)

Based on a $10,000 initial investment, the table above illustrates the total return of ING Real Estate Fund against the Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

*      Performance was attributed to highly favorable conditions. Please be advised that such conditions may not continue to exist and such performance may not be repeated in the future.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4) The Morgan Stanley Capital International (MSCI) U.S. REIT® Index is a free float-adjusted market capitalization weighted index that is comprised of equity real estate investment trusts that are included in the MSCI U.S. Investable Market 2500 Index (with the exception of specialty REITs that do not generate a majority of their revenue and income from real estate rental and leasing obligations). The Index represents approximately 85% of the U.S. REIT market. The MSCI U.S. REIT® Index more closely tracks the type of securities in which the Fund invests than the DJW Real Estate Securities Index.

(5) The Dow Jones Wilshire (“DJW”) Real Estate Securities Index measures the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). The Index is capitalization-weighted.

(6) Since inception for the index is shown from January 1, 2003.

(7) Since inception for the index is shown from December 1, 2002.

(8) Since inception for the index is shown from February 1, 2003.

(9) Since inception for the index is shown from September 1, 2004.

ING DISCIPLINED LARGECAP FUND	PORTFOLIO MANAGERS’ REPORT

Industry Allocation

as of November 30, 2005

(as a percent of net assets)

(1) Includes six industries, which each represents 2% - 3% of net assets.

(2) Includes twenty-two industries, which each represents < 2% of net assets.

Portfolio holdings are subject to change daily.

The ING Disciplined LargeCap Fund (the “Fund”) seeks capital appreciation. The Fund is managed by Hugh T.M. Whelan Sr.*, and Douglas Cote’, ING Investment Management Co. — the Sub-Adviser.

Performance: For the six months ended November 30, 2005, the Fund’s Class A shares, excluding sales charges, provided a total return of 5.58% compared to the Standard & Poor’s 500 Composite Stock Price (“S&P 500”) Index, which returned 5.88% for the same period.

Portfolio Specifics: The Fund slightly underperformed the S&P 500 Index due to expenses that the fund bears. The performance of the Fund’s investments was in line with the Index. An overweight in the energy sector helped performance, while an underweight in the financials sector as well as poor stock selection within the sector hurt performance. Our quantitative equity model helped to choose winning stocks for the six months ended November 30, 2005; our market recognition and valuation factors were particularly helpful.

Apple Computer was one of the best performing stocks in the S&P 500 for the period as profits continued to beat expectations on sales of its ever-expanding line of iPods and other products, and our overweight in this stock boosted performance. Also contributing to the Fund’s performance was an overweight in Motorola. Shares of Motorola rose as the firm continued its return to profitability and strength as it cut costs and introduced innovative, high-end cell phones like the ultra-thin Razr and iTunes-equipped Rokr. Overweights in Valero Energy, the largest U.S. oil refiner, and TXU, a Texas electricity provider, also added to the Fund’s performance. Both companies reported better than expected earnings and benefited from rising energy prices.

An overweight in Dell hurt relative performance. Shares of the nation’s top PC maker Dell sank as sales growth slowed and the firm missed key sales targets. Just as Dell changed its focus this year from cheap PCs to higher-profit systems, consumers began to seek out less expensive models from its rivals. The Fund continues to hold Dell, however, due to its long-term business model and improving capital expenditure deployment, as well as its attractive free cash flow valuation. Also detracting from performance was an underweight in Schlumberger, the world’s largest oilfield services company. The company reported strong earnings, as soaring oil and gas prices led to increased energy exploration and greater demand for drilling equipment, testing and seismic studies.

Current Strategy and Outlook: Our research builds structured portfolios of stocks with fundamental characteristics that we believe will translate into a performance advantage over the benchmark. Our analysis positions the Fund to capitalize on high quality companies with superior business momentum, growing earnings and attractive valuations. As of November 30, 2005, the Fund was overweight in the information technology, energy, and consumer discretionary sectors, and underweight in the financials, utilities, and health care sectors. However, our overall sector exposures are managed to be close to the S&P 500 Index so that most of our relative performance is driven by individual stock selection.

*  Effective December 2005, Omar Aguilar replaced Hugh Whelan as Portfolio Manager to ING Disciplined LargeCap Fund.

Top Ten Holdings*
as of November 30, 2005
(as a percent of net assets)

Exxon Mobil Corp.	3.8%

General Electric Co.	3.0%

Bank of America Corp.	2.4%

Intel Corp.	2.2%

Microsoft Corp.	2.1%

Citigroup, Inc.	2.0%

ChevronTexaco Corp.	1.7%

Cisco Systems, Inc.	1.7%

PepsiCo, Inc.	1.6%

Procter & Gamble Co.	1.6%

* Excludes short-term investments related to securities lending.

Portfolio holdings are subject to change daily.

PORTFOLIO MANAGERS’ REPORT	ING DISCIPLINED LARGECAP FUND

Average Annual Total Returns for the Periods Ended November 30, 2005

	1 Year	5 Year	Since Inception December 30, 1998
Including Sales Charge:
Class A(1)	1.71%	(1.20)%	(0.36)%
Class B(2)	2.16%	(1.16)%	(0.21)%
Class C(3)	6.16%	(0.76)%	(0.21)%
Excluding Sales Charge:
Class A	7.92%	(0.02)%	0.50%
Class B	7.16%	(0.76)%	(0.21)%
Class C	7.16%	(0.76)%	(0.21)%
S&P 500 Composite Stock Price Index(4)	8.44%	0.64%	1.78	%(5)

Based on a $10,000 initial investment, the table above illustrates the total return of ING Disciplined LargeCap Fund against the Index indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 2%, respectively, for the 1 year and 5 year returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4) The S&P 500 Composite Stock Price Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5) Since inception performance for index is shown from January 1, 1999.

ING LARGECAP GROWTH FUND	PORTFOLIO MANAGERS’ REPORT

Industry Allocation
as of November 30, 2005
(as a percent of net assets)

Diversified Financial Services	13.4%

Pharmaceuticals	9.9%

Software	8.3%

Internet	8.0%

Computers	7.9%

Healthcare-Services	6.7%

Aerospace/Defense	5.8%

Miscellaneous Manufacturing	5.8%

Telecommunications	4.7%

Banks	4.4%

Healthcare-Products	4.3%

Biotechnology	4.2%

2%-3% Industries(1)	9.2%

<2% Industries(2)	8.2%

Other assets and liabilities, net*	(0.8)%

Total	100.0%

(1) Includes four industries, which each represents 2%-3% of net assets.

(2) Includes six industries, which each represents <2% of net assets.

* Includes securities lending collateral.

Portfolio holdings are subject to change daily.

The ING LargeCap Growth Fund (the “Fund”) seeks long-term capital appreciation. The Fund is managed by Andrew J. Shilling, Senior Vice President, and John A. Boselli, Senior Vice President, Portfolio Managers, Wellington Management Company, LLP — the Sub-Adviser.

Performance: For the six months ended November 30, 2005, the Fund’s Class A shares, excluding sales charges, provided a total return of 6.38% compared to the Russell 1000 Growth Index and the Russell 1000 Index, which returned 7.05% and 6.44%, respectively, for the same period.

Portfolio Specifics: Despite concerns about rising inflation and interest rates and stubbornly high oil prices, equity markets moved higher during the period. Growth-oriented stocks outpaced value-oriented stocks by 1.35%, measured by the Russell 1000 Growth Index (7.05%) versus the Russell 1000 Value Index (5.70%).

The Fund underperformed in this environment due to stock selection. Consumer Discretionary stocks provided the greatest headwinds during the six-month period ended November 30, 2005 largely due to positions in satellite radio provider XM Satellite, pet supplies retailer PETsMART, and post-secondary education company Apollo Group. XM Satellite fell on concerns about the rising costs of adding subscribers. PETsMART declined over the summer as other large retailers targeted pet supplies as a growth area. Apollo Group traded lower on a reduced revenue growth rate due to a larger percentage of lower-paying students. Technology stocks were another source of weakness during the same period due to positions in Dell and Research In Motion. Consumer finance company Countrywide Financial also lagged during the period ended November 30, 2005.

Top individual relative contributors included derivatives trading firm Chicago Mercantile, Internet search firm Google, oil field services company Halliburton, and exploration and production firm Petro-Canada. Chicago Mercantile benefited from rising volume and increases in the rates charged per contract traded, while Google rose on strong revenue and earnings growth driven by increased usage of its core search properties. Petro-Canada gained in concert with higher energy prices, and Halliburton benefited from increasing demand for services from energy companies. Since Fund positioning is driven by individual stock decisions, sector weightings may vary from those of the index as a result of these bottom-up stock picks. The Fund benefited from these over- and underweights during the period ended November 30, 2005, particularly from overweight positions in the energy and financial sectors.

Current Strategy and Outlook: Energy prices remain high and may provide an impetus for global inflation to rise. However, we expect that pricing pressures will fail to feed through to other inflation categories on a sustained basis given the determined anti-inflationary stance of the Federal Reserve Bank. We, therefore, look for a decelerating rate of increase in inflation over the course of 2006.

We continue to focus our efforts on picking stocks one-at-a-time based on detailed fundamental research. Recent transactions decreased our exposure to the consumer discretionary sector. Our retailing exposure is at its lowest level in some time as we believe high energy prices will continue to crimp retail sales. As a result of bottom-up investment decisions, the Fund ended the period of November 30, 2005 with its largest overweight to the financials sector and its largest underweight to consumer staples.

Top Ten Holdings
as of November 30, 2005
(as a percent of net assets)

Yahoo!, Inc.	5.0%

Countrywide Financial Corp.	4.5%

AstraZeneca PLC ADR	4.4%

Medtronic, Inc.	4.3%

UnitedHealth Group, Inc.	4.2%

Electronic Arts, Inc.	4.0%

QUALCOMM, Inc.	3.7%

Network Appliance, Inc.	3.6%

Amgen, Inc.	3.2%

General Electric Co.	3.2%

Portfolio holdings are subject to change daily.

PORTFOLIO MANAGERS’ REPORT	ING LARGECAP GROWTH FUND

Average Annual Total Returns for the Periods Ended November 30, 2005

	1 Year	5 Year	Since Inception July 21, 1997
Including Sales Charge:
Class A(1)	1.57%	(10.35)%	5.46%
Class B(2)	2.05%	(10.23)%	5.52%
Class C(3)	6.07%	(9.88)%	5.52%
Excluding Sales Charge:
Class A	7.76%	(9.28)%	6.21%
Class B	7.05%	(9.87)%	5.52%
Class C	7.07%	(9.88)%	5.52%
Russell 1000 Growth Index(4)	9.73%	(4.14)%	2.22	%(6)
Russell 1000 Index(5)	9.96%	1.29%	5.35	%(6)

Based on a $10,000 initial investment, the table above illustrates the total return of ING LargeCap Growth Fund against the Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 2%, respectively, for the 1 year and 5 year returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4) The Russell 1000 Growth Index is an index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

(5) The Russell 1000 Index is an unmanaged, comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies.

(6) Since inception performance for index is shown from August 1, 1997.

ING MIDCAP OPPORTUNITIES FUND	PORTFOLIO MANAGERS’ REPORT

Industry Allocation
as of November 30, 2005
(as a percent of net assets)

Semiconductors	9.3%

Healthcare-Products	8.0%

Pharmaceuticals	7.3%

Retail	6.1%

Oil and Gas Services	5.8%

Healthcare-Services	5.2%

Lodging	4.2%

Miscellaneous Manufacturing	4.2%

Telecommunications	4.0%

Oil and Gas	4.0%

Software	3.9%

Apparel	3.8%

2%-4% Industries(1)	20.1%

<2% Industries(2)	14.7%

Other assets and liabilities, net*	(0.6)%

Total	100.0%

(1) Includes seven industries, which each represents 2%-4% of net assets.

(2) Includes eleven industries, which each represents <2% of net assets.

* Includes securities lending collateral.

Portfolio holdings are subject to change daily.

The ING MidCap Opportunities Fund (the “Fund”) seeks long-term capital appreciation. The Fund is managed by a team of investment professionals led by Richard Welsh, CFA and Jeff Bianchi, CFA, ING Investment Management Co. — the Sub-Adviser.

Performance: For the six months ended November 30, 2005, the Fund’s Class A shares, excluding sales charges, provided a total return of 9.84% compared to the Russell MidCap Growth Index and the Russell MidCap Index, which returned 11.05% and 10.18%, respectively, for the same period.

Portfolio Specifics: The Fund underperformed its benchmark, the Russell MidCap Growth Index, during the six months ended November 30, 2005. On the positive side, overall sector selection and stock selection within energy and health care helped relative returns. Energy was the best performing sector in the index by a wide margin due to strengthening energy prices. Oil and natural gas prices soared due to damages from Hurricanes Katrina and Rita and above average demand. The Fund was positioned well for this upward move with overweight positions primarily in coal (Peabody Energy) and natural gas (Chesapeake Energy). Within the health care sector, performance was driven by Hologic, Inc., a medical device company that benefited from a strong upgrade cycle of digital mammography machines. Earnings expectations for Hologic have risen 41% over the past four months due in part to a “New England Journal of Medicine” article that suggests digital mammography is superior to analog in detecting cancer.

Offsetting these strong performers were some disappointing stocks in the technology and materials sectors. Within technology, our position in Avid Technology performed poorly after the company reported lower than expected earnings and provided a muted outlook for future business trends. In addition, CACI International, a government communications/IT services company, underperformed the market after reporting weak contract awards and backlog growth. Throughout the six months ended November 30, 2005, we added positions in the technology sector, primarily in the semiconductor industry. These stocks performed well, which helped performance particularly in the six-month period ended November 30, 2005 when the sector performed strongly. Additionally, Owens Illinois, which is in the materials sector, was one of our worst performers after it experienced negative earnings due to the spike in natural gas. In the second half of the reporting period, we sold our position as we believed the negative earnings leverage associated with natural gas prices would outweigh the positive effects of a recent acquisition they had made.

Current Strategy and Outlook: The recent Hurricanes Katrina and Rita could have a modest impact on earnings growth in the next couple of quarters. Higher energy prices and the potential for unanticipated increases in inflation could have an ongoing effect on consumer and business confidence. If higher prices and lower confidence reduce demand, then consensus earnings expectations over the next 12 months could be at risk. This risk has muted our expectations for earnings growth next year. As a consequence, we believe that growth stocks with strong fundamentals should perform well, as they historically do during decelerating growth environments. We believe that our bottom-up process of investing in companies with positive business momentum will continue to benefit our clients.

Top Ten Holdings*
as of November 30, 2005
(as a percent of net assets)

Hologic, Inc.	2.6%

Broadcom Corp.	2.5%

Rockwell Automation, Inc.	2.2%

Gen-Probe, Inc.	2.2%

Micros Systems, Inc.	2.1%

Community Health Systems, Inc.	2.0%

BorgWarner, Inc.	2.0%

Jabil Circuit, Inc.	2.0%

Peabody Energy Corp.	1.9%

Harrah’s Entertainment, Inc.	1.8%

* Excludes short-term investments related to securities lending.

Portfolio holdings are subject to change daily.

PORTFOLIO MANAGERS’ REPORT	ING MIDCAP OPPORTUNITIES FUND

Average Annual Total Returns for the Periods Ended November 30, 2005

	1 Year	5 Year	Since Inception August 20, 1998
Including Sales Charge:
Class A(1)	6.38%	(5.18)%	8.80%
Class B(2)	7.05%	(5.09)%	8.97%
Class C(3)	11.11%	(4.71)%	8.92%
Excluding Sales Charge:
Class A	12.88%	(4.05)%	9.69%
Class B	12.05%	(4.70)%	8.97%
Class C	12.11%	(4.71)%	8.92%
Russell MidCap Growth Index(4)	16.20%	2.20%	9.45	%(6)
Russell MidCap Index(5)	16.25%	9.83%	12.81	%(6)

Based on a $10,000 initial investment, the table above illustrates the total return of ING MidCap Opportunities Fund against the Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 2%, respectively, for the 1 year and 5 year returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4) The Russell MidCap Growth Index is an unmanaged index that measures the performance of those companies included in the Russell MidCap Index with relatively higher price-to-book ratios and higher forecasted growth values.

(5) The Russell MidCap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 26% of the total market capitalization of the Russell 1000 Index.

(6) Since inception performance for index is shown from September 1, 1998.

ING SMALLCAP OPPORTUNITIES FUND	PORTFOLIO MANAGERS’ REPORT

Industry Allocation

as of November 30, 2005

(as a percent of net assets)

(1) Includes six industries, which each represents 2% - 3% of net assets.

(2) Includes twenty industries, which each represents < 2% of net assets.

* Includes securities lending collateral.

Portfolio holdings are subject to change daily.

At a meeting held on July 21, 2005, The Board of Trustees (the “Board”) of ING SmallCap Opportunities Fund (the “Fund”) approved the reorganization (the “Reorganization”) of the Fund with and into ING Small Company Fund, subject to approval by the Fund’s shareholders. As a result of the inability to obtain a sufficient number of votes to consider the Reorganization at a Special Meeting of shareholders, the Board has decided not to proceed with the Fund’s Reorganization. The Fund will continue to be managed in accordance with its current investment objective and principal investment strategies.

The ING SmallCap Opportunities Fund (the “Fund”) seeks capital appreciation. The Fund is managed by Steve Salopek, Portfolio Manager, ING Investment Management Co. — the Sub-Adviser.

Performance: For the six months ended November 30, 2005, the Fund’s Class A shares, excluding sales charges, provided a total return of 12.80% compared to the Russell 2000 Growth Index and the Russell 2000 Index, which returned 11.68% and 10.47%, respectively, for the same period.

Portfolio Specifics: The Fund outperformed its Russell 2000 Growth Index benchmark during the past six months due primarily to strong stock selection. Favorable stock selection within industrials, coupled with a modest underweight, was the largest contributor to results for the six months ended November 30, 2005. Within this sector, our overweights in air freight and logistics, trading companies and distributors, and aerospace and defense companies served the Fund well. Forward Air, Mobile Mini, and Middleby all turned in strong results for the period. Stock selection within health care also contributed significantly to results. The industries within health care that added to performance were health care equipment, services, supplies and pharmaceuticals. Kyphon, Intuitive Surgical, and HealthExtras were the largest contributors within the sector on an individual security basis.

Favorable stock selection within energy added to performance as well. Southwestern Energy and Unit were the largest contributors within this sector. Stock selection within financials was also positive, while our underweight in the sector was neutral. ProAssurance and Hilb Rogal & Hobbs added to results. Our overweight in consumer discretionary, coupled with our underweight in materials, negatively impacted performance. Avid Technology, Applebee’s, and Sonic detracted most from results over the period. We sold Avid Technology and Applebee’s and decreased our position in Sonic. We are, however, maintaining a position in Sonic, as we believe that the company is attractively valued and that there will be strong unit growth in the fast food segment of the restaurant market going forward.

Current Strategy and Outlook: The U.S. economy remains strong and continues to grow vigorously in nearly all sectors. Corporate balance sheets are in their best condition in a generation, and corporate profits continue to fuel increases in M&A transactions, stock buybacks and dividend increases. With the arrival of a new U.S. Federal Reserve Chairman, we expect to see the end of rate increases in the coming months, provided inflation and energy prices remain stable.

We believe the Fund is positioned well across sectors, with overweights in technology, industrials and energy companies. We believe that our overweight in technology will continue to benefit the Fund going forward, as we invest in companies that we think will grow at an accelerated rate in 2006 as a result of strong new product cycles. Our energy holdings are concentrated in the oil and gas drilling and oil and gas equipment and services groups and are companies whose profitability we expect to remain vibrant even if the price of oil and natural gas declines. Financials and consumer discretionary represent the two largest sector underweights. Until there is evidence that the flat yield curve is likely to steepen, we will likely remain modestly underweighted in financials. Our emphasis in the financial sector is likely to continue to be on non-bank financials (insurance and asset managers) as many small cap banks, despite the difficulties imposed by a flat yield curve, are trading at significant premiums to book value as a result of an expected consolidation. We are also likely to remain underweighted in heavily consumer spending driven sectors such as retail and consumer durables as the already extended consumer is facing the headwinds of higher interest rates and energy prices.

Top Ten Holdings*
as of November 30, 2005
(as a percent of net assets)

Ishares Russell 2000 Growth Index Fund	2.2%

Unit Corp.	1.8%

ValueClick, Inc.	1.6%

Pacific Sunwear of California, Inc.	1.6%

Forward Air Corp.	1.6%

Pediatrix Medical Group, Inc.	1.5%

Mobile Mini, Inc.	1.4%

Micros Systems, Inc.	1.4%

Kyphon, Inc.	1.4%

Carter’s, Inc.	1.3%

* Excludes short-term investments related to repurchase agreements and securities lending.

Portfolio holdings are subject to change daily.

PORTFOLIO MANAGERS’ REPORT	ING SMALLCAP OPPORTUNITIES FUND

Average Annual Total Returns for the Years Ended November 30, 2005

	1 Year	5 Year	10 Year
Including Sales Charge:
Class A(1)	6.67%	(9.37)%	6.74%
Class B(2)	7.32%	(9.29)%	6.63%
Class C(3)	11.30%	(8.94)%	6.61%
Excluding Sales Charge:
Class A	13.17%	(8.29)%	7.37%
Class B	12.32%	(8.94)%	6.63%
Class C	12.30%	(8.94)%	6.61%
Russell 2000 Growth Index(4)	8.06%	3.54%	4.93%
Russell 2000 Index(5)	8.14%	10.12%	9.60%

Based on a $10,000 initial investment, the table above illustrates the total return of ING SmallCap Opportunities Fund against the Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 2%, respectively, for the 1 year and 5 year returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4) The Russell 2000 Growth Index is an unmanaged index that measures the performance of securities of smaller U.S. companies with greater than average growth orientation.

(5) The Russell 2000 Index consists of the smallest 2,000 companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged Index that measures the performance of 3000 U.S. companies based on total market capitalization.

ING FINANCIAL SERVICES FUND	PORTFOLIO MANAGERS’ REPORT

Industry Allocation

as of November 30, 2005

(as a percent of total investments)

Portfolio holdings are subject to change daily.

The ING Financial Services Fund (the “Fund”) seeks long-term capital appreciation. The Fund is managed by a team of investment professionals led by Steven L. Rayner and Robert M. Kloss, Portfolio Managers, ING Investment Management Co. — the Sub-Adviser.

Performance: For the six months ended November 30, 2005, the Fund’s Class A shares, excluding sales charges, provided a total return of 11.62% compared to the Standard & Poor’s (“S&P”) 500 Financials Index and the S&P 500 Composite Stock Price (“S&P 500”) Index, which returned 10.33% and 5.88%, respectively, for the same period.

Portfolio Specifics: During the six month period ended November 30, 2005, financial stocks initially performed at rough parity with the overall market as measured by the S&P 500 Index, as decent growth in the U.S. economy and rising company earnings seemed to offset concerns about rising interest rates and overheated home values. However, beginning in October 2005, as investors began to sense that an end to the current Federal Reserve (“Fed”) tightening cycle might be coming in early 2006, financial stocks shot meaningfully ahead of the broader market.

Despite strong performance from the S&P Financials Index, the Fund outperformed during the period. Two strategies were key to this result. The first was our decision to underweight bank stocks, which we believed were not generally attractive due to high valuations and a more uncertain earnings growth outlook in the face of rising rates and a maturing credit cycle. The second was a move to continue our overweighting of securities brokerage stocks, which we saw as beneficiaries of a more robust environment for both institutional and retail trading, and an improving climate for merger and acquisition activity.

The latter decision resulted in strong performance contributions from brokerage holdings including Goldman Sachs, Lehman Brothers, Merrill Lynch, and E*TRADE Financial. Another segment of capital markets-oriented firms, asset managers Affiliated Managers Group and Franklin Resources, were also top performing holdings.

The insurance sub-sector produced good absolute returns during the period, although our results were mixed. We achieved excellent results from holdings ACE Limited and St. Paul Travelers, but gave some of that back on reinsurer Renaissance Re, which fell in the face of a financial restatement and the resignation of the CEO. We took advantage of a few opportunities in the strongly-performing life insurance group, where Prudential Financial and Genworth aided our results.

Despite our negative outlook on banks, the Fund did enjoy strong results from some individual bank holdings, including Bank of New York and PNC Financial, where earnings are derived more from capital markets flows and asset levels, as opposed to interest rate spreads. Texas-based regional Cullen/Frost was also a solid contributor to our bank holdings.

We did not fare as well in the mortgage arena, where holding Fannie Mae — whose weight we trimmed substantially during the period — was slow to recover from last year’s accounting missteps and management turnover, and faces continued political pressure.

Current Strategy and Outlook: As we approach the start of a new calendar year, a key question on investors’ minds seems to be, “When will the Fed finish the current cycle of rate increases?” If history is any guide, financial stocks might be expected to perform well if and when the Fed signals a pause is at hand. However, forecasting the exact end of a rate cycle is difficult, and is not necessarily essential for making money in financial services stocks.

Our focus remains on fundamental analysis and on valuations. At present, we still see reasonable value in selected capital markets stocks, which tend to respond favorably to economic growth. We also see many interesting prospects in the property/casualty side of insurance, where price increases in the wake of a nasty hurricane season may help drive earnings for much of 2006.

Although we are still cautious regarding bank valuations, selective opportunities may be available in the space, and we remain alert to the potential for Fed policy changes to alter our outlook here.

We also continue to look for situations where we can find fundamental value based on a company’s own internal self-help efforts, where performance is not largely dependent on macroeconomic factors.

Top Ten Holdings*
as of November 30, 2005
(as a percent of net assets)

Citigroup, Inc.	6.6%
Wells Fargo & Co.	5.5%
Bank of America Corp.	4.2%
American Intl. Group, Inc.	4.1%
JPMorgan Chase & Co.	4.0%
Goldman Sachs Group, Inc.	3.7%
Merrill Lynch & Co., Inc.	3.4%
U.S. Bancorp	3.4%
Affiliated Managers Group, Inc.	3.3%
St. Paul Travelers Cos., Inc.	2.9%

* Excludes short-term investments related to repurchase agreements.
Portfolio holdings are subject to change daily.

PORTFOLIO MANAGERS’ REPORT	ING FINANCIAL SERVICES FUND

Average Annual Total Returns for the Periods Ended November 30, 2005

	1 Year	5 Year	10 Year	Since Inception of Class B October 20, 1997		Since Inception of Class C August 24, 2004		Since Inception of Class O September 15, 2004
Including Sales Charge:
Class A(1)	6.49%	10.43%	13.58%	—		—		—
Class B(2)	7.08%	10.63%	—	6.49%		—		—
Class C(3)	11.18%	—	—	—		14.93%		—
Class O	12.88%	—	—	—		—		13.94%
Excluding Sales Charge:
Class A	12.99%	11.75%	14.25%	—		—		—
Class B	12.08%	10.89%	—	6.49%		—		—
Class C	12.18%	—	—	—		14.93%		—
Class O	12.88%	—	—	—		—		13.94%
S&P 500 Financials Index(4)	10.81%	5.51%	13.45%	8.32	%(6)	10.82	%(7)	10.82	%(8)
S&P 500 Composite Stock Price Index(5)	8.44%	0.64%	9.28%	5.54	%(6)	12.45	%(7)	12.35	%(8)

Based on a $10,000 initial investment, the table above illustrates the total return of ING Financial Services Fund against the Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)     Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)     Reflects deduction of the Class B deferred sales charge of 5% and 2%, respectively, for the 1 year and 5 year returns.

(3)     Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)     The S&P 500 Financials Index is a capitalization-weighted index of all stocks designed to measure the performance of the financial sector of the S&P 500 Index.

(5)     The S&P 500 Composite Stock Price Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(6)     Since inception performance for index is shown from November 1, 1997.

(7)     Since inception performance for index is shown from September 1, 2004.

(8)     Since inception performance for index is shown from October 1, 2004.

ING LARGECAP VALUE FUND	PORTFOLIO MANAGERS’ REPORT

Industry Allocation

as of November 30, 2005

(as a percent of net assets)

* Includes securities lending collateral.
(1) Includes two industries, which each represents < 2% of net assets.

Portfolio holdings are subject to change daily.

The ING LargeCap Value Fund (the “Fund”) seeks long-term capital appreciation by investing primarily in equity securities of large capitalization U.S. companies. The Fund is managed by Glenn R. Carlson, CFA, Chief Executive Officer, Brent V. Woods, CFA, Managing Director, William Pickering, CFA, Director, Amelia Maccoun Morris, CFA, Director, and Douglas C. Edman, CFA, Director, Brandes Investment Partners, L.P. — the Sub-Adviser.

Performance: For the six months ended November 30, 2005, the Fund’s Class A shares, excluding sales charges, provided a total return of –0.39% compared to the Russell 1000 Value Index and the Russell 1000 Index, which returned 5.70% and 6.44%, respectively, for the same period.

Portfolio Specifics: Amid surging energy prices and the most costly natural disaster in U.S. history, U.S. economic output continued to show momentum. The Commerce Department reported that gross domestic product grew at an annualized 4.3% in the third quarter of 2005.

The U.S. Federal Reserve (“Fed”) raised interest rates several times during the period to 4.25%, the highest rate since 2001. The Fed noted that these increase have been aimed at tempering rising inflationary pressures.

Median home prices continued to climb for the six-month period ended November 30, 2005; however, existing home sales slipped toward the end of the period, possibly signaling a cooling trend to the housing market.

In this environment, U.S. stocks tended to register gains. The Dow Jones Industrial Average advanced 4.52%, while the S&P 500 Composite Stock Price Index rose 3.88%.

For the Fund, holdings in the auto components, automobiles, and pharmaceuticals industries tended to decline. Positions such as Delphi, General Motors, and Pfizer were the most significant detractors to performance.

Overall, stock selection within these industries was the main reason for the underperformance.

During the six months ended November 30, 2005, holdings in the food & staples retailing and computers & peripherals industries tended to register gains. On a stock-by-stock basis, Hewlett-Packard and Kroger were the top performers within these industries. Micron Technology, Loews, and Albertson’s also made positive contributions to the Fund’s performance.

Current Strategy and Outlook: During the six months ended November 30, 2005, we sold several positions as their market prices advanced toward our estimate of their fair values. We used the proceeds to purchase shares of new holdings at prices that we consider attractive.

As a result of buying and selling, as well as changes in the prices of holdings, many of the Fund’s industry exposures shifted. For example, exposure to the leisure equipment & products and pharmaceuticals industries increased, while exposure to the insurance industry declined. The Fund retains its greatest exposure to the pharmaceuticals industry.

Keep in mind that industry exposures are the direct result of purchase and sell decisions made on a bottom-up, company-by-company basis. While we continue to monitor short-term events in U.S. equity markets, our investment philosophy focuses on company-by-company analysis. We take a long-term perspective and believe that none or very little of the short-term “market news” provides useful information to investors. Instead, we remain focused on purchasing large-cap stocks at discounts to what we believe are their intrinsic values and holding them until the broader market recognizes their true worth. We believe that this approach will provide patient investors with favorable returns over the long term.

Top Ten Holdings
as of November 30, 2005
(as a percent of net assets)

Bellsouth Corp.	4.8%
AT&T, Inc.	4.5%
Merck & Co., Inc.	4.5%
Eastman Kodak Co.	4.3%
Safeway, Inc.	4.2%
Bristol-Myers Squibb Co.	4.0%
Verizon Communications, Inc.	4.0%
Ford Motor Co.	3.9%
Pfizer, Inc.	3.8%
Albertson’s, Inc.	3.8%

Portfolio holdings are subject to change daily.

PORTFOLIO MANAGERS’ REPORT	ING LARGECAP VALUE FUND

Average Annual Total Returns for the Periods Ended November 30, 2005

	1 Year	Since Inception of Class A and Class B February 2, 2004		Since Inception of Class C February 3, 2004
Including Sales Charge:
Class A(1)	(5.60)%	(1.37)%		—
Class B(2)	(5.56)%	(1.09)%		—
Class C(3)	(1.59)%	—		1.31%
Excluding Sales Charge:		1.88%		—
Class A	0.16%	1.10%		—
Class B	(0.59)%	—		1.31%
Class C	(0.59)%	11.36	%(6)	11.36	%(6)
Russell 1000 Value Index(4)	9.96%	8.44	%(6)	8.44	%(6)
Russell 1000 Index(5)	9.96%

Based on a $10,000 initial investment, the table above illustrates the total return of ING LargeCap Value Fund against the Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)     Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)     Reflects deduction of the Class B deferred sales charge of 5% and 4%, respectively, for the 1 year and since inception returns.

(3)     Reflects deduction of the Class C deferred sales charge of 1%.

(4)     The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 securities with lower price-to-book ratios and lower forecasted growth values.

(5)     The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

(6)     Since inception performance for the index is shown from February 1, 2004.

ING MAGNACAP FUND	PORTFOLIO MANAGERS’ REPORT

Industry Allocation
as of November 30, 2005
(as a percent of net assets)

Diversified Financial Services	15.5%
Oil and Gas	10.3%
Banks	10.0%
Insurance	8.1%
Oil and Gas Services	4.6%
Chemicals	4.3%
Pharmaceuticals	3.8%
Media	3.1%
Repurchase Agreement	2.5%
Agriculture	2.5%
Lodging	2.2%
Retail	2.0%
Miscellaneous Manufacturing	2.0%
<2% Industries(1)	29.2%
Other assets and liabilities, net*	(0.1)%
Total	100.0%

(1) Includes twenty-five industries, which each represents <2% of net assets.
* Includes securities lending collateral.

Portfolio holdings are subject to change daily.

The ING MagnaCap Fund (the “Fund”) seeks growth of capital, with dividend income as a secondary consideration. The Fund is managed by Scott Lewis, Senior Portfolio Manager, ING Investment Management Co. — the Sub-Adviser.

Performance: For the six months ended November 30, 2005, the Fund’s Class A shares, excluding sales charges, provided a total return of 8.75% compared to the Russell 1000 Value Index and the Standard & Poor’s 500 Composite Stock Price Index, which returned 5.70% and 5.88%, respectively, for the same period.

Portfolio Specifics: The Fund significantly outperformed the indices and added value in six out of ten GICS sectors in the trailing six-month period. Most prominently, effective stock selection within the vigorously performing energy sector, coupled with a modest overweight to this key area, drove relative returns. Companies such as Halliburton, Peabody Energy, Plains Exploration & Production and BJ Services were all held for the entirety of the period and made substantial contributions to the Fund’s overall performance. Within this broad and dynamic sector, our overweights to exploration and production and oil services companies served the Fund well, as these businesses benefited from the capital spending pickup that took place as producers and refiners stretched to meet global demand. Even as oil prices recede from $60 - $70 levels, many of these companies will have already locked in earnings streams through long-term contracts with their clients, and we retain positions in most with a high degree of conviction.

The other key area of outperformance was found in the consumer discretionary sector, where companies such as McDonald’s and Best Buy helped drive results. These are two examples of well-run consumer companies that traded at reasonable multiples considering their franchise value, in the case of McDonald’s, and their superior operating model, in the case of Best Buy. We sold the Best Buy position in the third quarter of 2005 as its valuation caught up to its earnings power, and consumer sentiment began to slacken moving into the fall 2005.

Information technology and financials were two broad sectors in which the Fund’s holdings detracted from performance. Flextronics International, a large contract manufacturer of electronics and circuit boards, hurt performance over the period. The company had suffered from some execution problems, and lost market share to the number one competitor in the space sector, Jabil Circuit. We nevertheless believe that the company’s strong competitive position, coupled with its new management team, will enable it to thrive once again and have decided to hold on to the stock. Within financials, Countrywide Financial and Freddie Mac, two massive mortgage originators in the residential housing market, underperformed due to concerns of an incipient slowdown in the U.S. housing market. We continue to hold these stocks due to their strong business models and their leverage to a healthy, albeit no longer roaring, housing market.

Current Strategy and Outlook: The U.S. economy remains strong and continues to grow vigorously in nearly all sectors. Corporate balance sheets are in their best condition in a generation, and corporate profits continue to fuel increases in M&A transactions, stock buybacks and dividend increases. With Bernanke as the new Fed Chairman, we are expecting to see the end of rate increases in the coming months, provided inflation and energy prices remain benign.

The Fund is positioned well across sectors, with small overweights in energy, consumer and materials companies. Financials and utilities represent the two largest sector underweights. We do not see much value in utilities trading at historically high multiples in a commoditized and still highly regulated industry. Our energy holdings are concentrated in the exploration and production and oil services industry groups and are companies whose profitability we expect to remain vibrant even if the price of oil and natural gas continues to drop from inflated levels.

Top Ten Holdings
as of November 30, 2005
(as a percent of net assets)

Bank of America Corp.	4.3%
Wells Fargo & Co.	3.6%
Exxon Mobil Corp.	3.5%
Pfizer, Inc.	3.1%
Citigroup, Inc.	2.7%
J.P. Morgan Chase & Co.	2.5%
Altria Group, Inc.	2.5%
Countrywide Financial Corp.	2.3%
MetLife, Inc.	2.3%
General Electric Co.	2.0%

Portfolio holdings are subject to change daily.

PORTFOLIO MANAGERS’ REPORT	ING MAGNACAP FUND

Average Annual Total Returns for the Periods Ended November 30, 2005

	1 Year	5 Year	10 Year	Since Inception of Class C June 1, 1999
Including Sales Charge:
Class A(1)	1.82%	(0.68)%	6.91%	—
Class B(2)	2.15%	(0.55)%	6.78%	—
Class C(3)	6.11%	(0.22)%	—	0.33%
Class M(4)	3.68%	(0.67)%	6.69%	—
Excluding Sales Charge:
Class A	8.03%	0.50%	7.54%	—
Class B	7.15%	(0.21)%	6.78%	—
Class C	7.11%	(0.22)%	—	0.33%
Class M	7.44%	0.04%	7.07%	—
Russell 1000 Value Index(5)	9.96%	6.18%	11.15%	4.68%
S&P 500(6)	8.44%	0.64%	9.28%	0.92%

Based on a $10,000 initial investment, the table above illustrates the total return of ING MagnaCap Fund against the Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)     Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)     Reflects deduction of the Class B deferred sales charge of 5% and 2%, respectively, for the 1 year and 5 year returns.

(3)     Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)     Reflects deduction of the maximum Class M sales charge of 3.50%.

(5)     The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 securities with lower price-to-book ratios and lower forecasted growth values.

(6)     The Standard & Poor’s 500 Composite Stock Price (“S&P 500”) Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

ING MIDCAP VALUE FUND	PORTFOLIO MANAGERS’ REPORT

Industry Allocation

as of November 30, 2005

(as a percent of net assets)

(1) Includes three industries, which each represents 2% - 3% of net assets.
(2) Includes four industries, which each represents < 2% of net assets.
* Includes securities lending collateral.

Portfolio holdings are subject to change daily.

The ING MidCap Value Fund (the “Fund”) seeks long-term capital appreciation. The Fund is managed by Charles H. Brandes, CFA, Chairman, Barbara Kyrillos, Senior Analyst, Kenneth Little, CFA, Director, R. Erickson Cox, CFA, Senior Analyst, and Ted Kim, CFA, Senior Analyst, Brandes Investment Partners, L.P. — the Sub-Adviser.

Performance: For the six months ended November 30, 2005, the Fund’s Class A shares, excluding sales charges, provided a total return of 0.27% compared to the Russell MidCap Value Index and the Russell MidCap Index, which returned 9.19% and 10.18%, respectively, for the same period.

Portfolio Specifics: Amid surging energy prices and the most costly natural disaster in U.S. history, U.S. economic output continued to show momentum. The Commerce Department reported that gross domestic product grew at an annualized 4.3% in the third quarter of 2005.

The U.S. Federal Reserve (“Fed”) raised interest rates several times during the period to 4.25%, the highest rate since 2001. The Fed noted that these increase have been aimed at tempering rising inflationary pressures.

Median home prices continued to climb for the six-month period ended November 30, 2005; however, existing home sales slipped toward the end of the period, possibly signaling a cooling trend to the housing market.

In this environment, U.S. stocks tended to register gains. The Dow Jones Industrial Average advanced 4.52%, while the S&P 500 Composite Stock Price Index rose 3.88%.

For the Fund, gains for positions in industries such as textiles, apparel & luxury goods and insurance made the most substantial contributions to returns. Top performers in these industries included Tommy Hilfiger and Phoenix Companies. Other top holdings included Goodyear Tire & Rubber, Maytag, and Covergys.

Conversely, positions in the auto components and health care providers & services industries tended to detract from returns. Holdings including Delphi, Tenet Healthcare, and Dana Corporation posted losses.

Overall, stock selection in these industries, and in the electronic equipment & instruments industry (technology sector), was the main reason for the underperformance.

Current Strategy and Outlook: During the six-month period ended November 30, 2005, we sold several positions as their market prices advanced toward our estimate of their fair values. We used the proceeds to purchase shares of new holdings at prices that we consider attractive.

Stock-specific purchases and sales, as well as changes in the prices of holdings, shifted the portfolios’ industry exposures modestly during the period. For example, exposure to the chemicals and electronic equipment & instruments industries rose as a result of appreciation and select purchases. Price declines and the sale of select holdings within the oil, gas, & consumable fuels, airlines and diversified consumer services industries tended to reduce exposure in these areas. The Fund retains its greatest exposure to the auto components industry.

Keep in mind that industry exposures are the direct result of purchase and sell decisions made on a bottom-up, company-by-company basis. While we continue to monitor short-term events in U.S. equity markets, our investment philosophy focuses on company-by-company analysis. We take a long-term perspective and believe that none or very little of the short-term “market news” provides useful information to investors. Instead, we remain focused on purchasing mid-cap stocks at discounts to what believe are their intrinsic values and holding them until the broader market recognizes their true worth. We believe that this approach will provide patient investors with favorable returns over the long term.

Top Ten Holdings*
as of November 30, 2005
(as a percent of net assets)

Unisys Corp.	4.7%
Agere Systems, Inc.	4.7%
3Com Corp.	4.4%
Goodyear Tire & Rubber Co.	4.4%
IKON Office Solutions, Inc.	4.4%
Solectron Corp.	3.8%
Safeway, Inc.	3.7%
Tenet Healthcare Corp.	3.6%
Maytag Corp.	3.5%
Sanmina-SCI Corp.	3.4%

* Excludes short-term investments related to securities lending.

Portfolio holdings are subject to change daily.

PORTFOLIO MANAGERS’ REPORT	ING MIDCAP VALUE FUND

Average Annual Total Returns for the Periods Ended November 30, 2005
	1 Year	Since Inception of Class A February 1, 2002	Since Inception of Class B and C February 4, 2002
Including Sales Charge:
Class A(1)	(7.92)%	3.66%	—
Class B(2)	(7.90)%	—	4.25%
Class C(3)	(3.94)%	—	4.94%
Excluding Sales Charge:
Class A	(2.30)%	5.28%	—
Class B	(3.05)%	—	4.94%
Class C	(2.96)%	—	4.94%
Russell MidCap Value Index(4)	15.89%	14.92%	14.92	%(6)
Russell MidCap Index(5)	16.25%	12.73%	12.73	%(6)

Based on a $10,000 initial investment, the table above illustrates the total return of ING MidCap Value Fund against the Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)     Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)     Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively for the 1 year and since inception returns.

(3)     Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)     The Russell MidCap Value Index is an unmanaged index that measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values.

(5)     The Russell MidCap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 26% of the total market capitalization of the Russell 1000 Index.

(6)     Since inception performance for index is shown from February 1, 2002.

ING MIDCAP VALUE CHOICE FUND	PORTFOLIO MANAGERS’ REPORT

Industry Allocation

as of November 30, 2005

(as a percent of total investments)

(1) Includes fourteen industries, which each represents < 2% of total investments.

Portfolio holdings are subject to change daily.

The ING MidCap Value Choice Fund (the “Fund”) seeks long-term capital appreciation. The Fund is managed by David B. Iben, CFA, Managing Director/Portfolio Manager, NWQ Investment Management Company, LLC — the Sub-Adviser.

Performance: For the six months ended November 30, 2005, the Fund’s Class A shares, excluding sales charges, provided a total return of 16.28% compared to the Russell MidCap Value Index and the Russell MidCap Index, which returned 9.19% and 10.18%, respectively, for the same period.

Portfolio Specifics: Since May 31, 2005, performance of the Fund has been positive and has outperformed its benchmark, the Russell MidCap Value Index. Strong gains in the materials and processing sector combined with an overweight position in the sector were the major contributors to positive performance. Our gold mining holdings, such as Lihir Gold, Bema Gold, Placer Dome and AngloGold Ashanti Ltd., performed particularly well as they benefited from the 17% increase in the price of gold during the period. Energy sector holdings, including Nexen and Technip, also registered strong positive returns, which were driven by increased worldwide demand for fuel and higher oil prices. Union Pacific and CP Ships, two of our transportation sector holdings, reached new multi-year highs as worldwide demand for transportation services continued to increase. Producer durable sector holdings, Shaw Group and Trinity Industries, also recorded positive gains. Modest gains from our investments in the utilities sector, including EDP Energias De Portugal and Korea Electric Power, also contributed to performance. Consumer staples sector holdings had mixed performance results. Premium Standard Farms, Kroger, Albertsons, and Rite Aid had positive returns, whereas Sara Lee, Tyson Foods, and Del Monte Foods declined during the period. Also detracting from performance were several holdings in the technology sector, including Maxtor Corp., Kyocera Corp. and Authentidate Holding. Paper industry holdings Domtar and Wausau-Mosinee Paper also declined, as industry fundamentals continued to deteriorate.

Current Strategy and Outlook: We continue to find value opportunity in the materials and processing sector, particularly in gold mining, and are increasingly interested in agricultural companies and paper manufacturers. We believe that these companies stand to benefit from favorable worldwide supply/demand fundamentals, many stocks sell at discounts to their liquidation values (even using distressed commodity price assumptions), and that this sector will continue to generate returns in the long run. We are also finding value opportunities in the international arena and have invested in a wide range of ADRs. Convertible bond investments have also become more attractive, particularly in the technology sector. Finding value opportunities in the finance and healthcare sectors remain challenging, especially in the mid-cap range in which we operate, and thus we remain underweight in these sectors.

Top Ten Holdings
as of November 30, 2005
(as a percent of net assets)

FNMA, 3.700%, due 12/01/05	10.7%
AGCO Corp.	3.8%
Tyson Foods, Inc.	3.3%
Lihir Gold Ltd. ADR	3.2%
GrafTech Intl. Ltd., 1.625%, due 01/15/24	3.0%
Union Pacific Corp.	3.0%
Maxtor Corp.	2.9%
Bema Gold Corp.	2.8%
Barrick Gold Corp.	2.7%
AngloGold Ashanti Ltd. ADR	2.4%

Portfolio holdings are subject to change daily.

PORTFOLIO MANAGERS’ REPORT	ING MIDCAP VALUE CHOICE FUND

Cumulative Total Returns for the Periods Ended November 30, 2005
	Since Inception of Class A and Class B February 1, 2005	Since Inception of Class C February 7, 2005
Including Sales Charge:
Class A(1)	9.05%	—
Class B(2)	10.20%	—
Class C(3)	—	14.79%
Excluding Sales Charge:
Class A	15.70%	—
Class B	15.20%	—
Class C	—	15.79%
Russell MidCap Value Index(4)	14.22%	14.22	%(6)
Russell MidCap Index(5)	14.33%	14.33	%(6)

Based on a $10,000 initial investment, the table above illustrates the total return of ING MidCap Value Choice Fund against the Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)     Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)     Reflects deduction of the Class B deferred sales charge of 5% for the since inception return.

(3)     Reflects deduction of the Class C deferred sales charge of 1% for the since inception return.

(4)     The Russell MidCap Value Index is an unmanaged index that measures the performance of Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values.

(5)     The Russell MidCap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 26% of the total market capitalization of the Russell 1000 Index.

(6)     Since inception performance for index is shown from February 1, 2005.

ING SMALLCAP VALUE FUND	PORTFOLIO MANAGERS’ REPORT

Industry Allocation
as of November 30, 2005
(as a percent of net assets)

Auto Parts and Equipment	19.0%
Telecommunications	13.5%
Insurance	10.9%
Home Furnishings	7.0%
Chemicals	6.5%
Food	6.4%
Computers	4.8%
Semiconductors	4.3%
Electronics	4.2%
Home Builders	3.7%
Retail	2.6%
Machinery-Diversified	2.6%
2%-4% Industries(1)	4.1%
<2% Industries(2)	12.4%
Other assets and liabilities, net*	(2.0)%
Total	100.0%

(1) Includes two industries, which each represents 2%-4% of net assets.
(2) Includes nine industries, which each represents <2% of net assets.
* Includes securities lending collateral.

Portfolio holdings are subject to change daily.

The ING SmallCap Value Fund (the “Fund”) seeks long-term capital appreciation. The Fund is managed by William Pickering, CFA, Director, Robert J. Gallagher, CFA, Director, Jeffrey Meyer, CFA, Director, Luiz G. Sauerbronn, Analyst, and Ralph Birchmeier, CFA, Senior Analyst, Brandes Investment Partners, L.P. — the Sub-Adviser.

Performance: For the six months ended November 30, 2005, the Fund’s Class A shares, excluding sales charges, provided a total return of 3.26% compared to the Russell 2000 Value Index and the Russell 2000 Index, which returned 9.21% and 10.47%, respectively, for the same period.

Portfolio Specifics: Amid surging energy prices and the most costly natural disaster in U.S. history, U.S. economic output continued to show momentum. The Commerce Department reported that gross domestic product grew at an annualized 4.3% in the third quarter of 2005.

The U.S. Federal Reserve (“Fed”) raised interest rates several times during the period to 4.25%, the highest rate since 2001. The Fed noted that these increases have been aimed at tempering rising inflationary pressures.

Median home prices continued to climb for the six-month period ended November 30, 2005; however, existing home sales slipped toward the end of the period, possibly signaling a cooling trend to the housing market.

In this environment, U.S. stocks tended to register gains. The Dow Jones Industrial Average advanced 4.52%, while the S&P 500 Index rose 3.88%.

For the Fund, positions in the textiles, apparel & luxury goods and insurance industries made the most substantial contributions to returns. Top performers in these industries included Tommy Hilfiger (textiles, apparel & luxury goods) and National Western Life Insurance (insurance). Other top performers included LaBranche & Company (capital markets), Adaptec (computers & peripherals), and Maytag (household durables).

In contrast, holdings in the health care providers & services and airlines industries tended to decline. On a stock-by-stock basis, declines for positions in OCA (health care services & providers), Delta Air Lines (airlines), Tecumseh Products (machinery), and Dana Corporation (auto components) were the most significant detractors from the Fund’s performance.

Overall, stock selection within these industries was the main reason for the underperformance.

Current Strategy and Outlook: During the six-month period ended November 30, 2005, we sold several positions as their market prices advanced toward our estimate of their fair values. We used the proceeds to purchase shares of new holdings at prices that we consider attractive.

As a result of buying and selling, as well as changes in the prices of holdings, many of the Fund’s industry exposures shifted. For example, exposure to the chemicals and insurance industries increased, while exposure to the textiles, apparel & luxury goods industry declined. The Fund retains its greatest exposure in the auto components industry.

Keep in mind that industry exposures are the direct result of purchase and sell decisions made on a bottom-up, company-by-company basis. While we continue to monitor short-term events in U.S. equity markets, our investment philosophy focuses on company-by-company analysis. We take a long-term perspective and believe that none or very little of the short-term “market news” provides useful information to investors. Instead, we remain focused on purchasing small-cap stocks at discounts to what we believe are their intrinsic values and holding them until the broader market recognizes their true worth. We believe that this approach will provide patient investors with favorable returns over the long term.

Top Ten Holdings*
as of November 30, 2005
(as a percent of net assets)

Interstate Bakeries Corp.	4.6%
Kemet Corp.	4.2%
3Com Corp.	3.9%
UTStarcom, Inc.	3.9%
Superior Industries Intl., Inc.	3.6%
National Western Life Insurance Co.	3.6%
Goodyear Tire & Rubber Co.	3.5%
Agere Systems, Inc.	3.4%
Adaptec, Inc.	3.3%
Gateway, Inc.	3.1%

* Excludes short-term investments related to securities lending.

Portfolio holdings are subject to change daily.

PORTFOLIO MANAGERS’ REPORT	ING SMALLCAP VALUE FUND

Average Annual Total Returns for the Periods Ended November 30, 2005
	1 Year	Since Inception of Class A February 1, 2002	Since Inception of Class B February 4, 2002		Since Inception of Class C February 7, 2002
Including Sales Charge:
Class A(1)	(7.15)%	10.15%	—		—
Class B(2)	(7.08)%	—	10.94%		—
Class C(3)	(3.24)%	—	—		11.80%
Excluding Sales Charge:
Class A	(1.48)%	11.87%	—		—
Class B	(2.19)%	—	11.52%		—
Class C	(2.26)%	—	—		11.80%
Russell 2000 Value Index(4)	8.04%	13.89%	13.89	%(6)	13.89	%(6)
Russell 2000 Index(5)	8.14%	10.58%	10.58	%(6)	10.58	%(6)

Based on a $10,000 initial investment, the table above illustrates the total return of ING SmallCap Value Fund against the Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)     Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)     Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception return.

(3)     Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)     The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 securities with lower price-to-book ratios and lower forecasted growth values.

(5)     The Russell 2000 Index consists of the smallest 2,000 companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.

(6)     Since inception performance for index is shown from February 1, 2002.

ING SMALLCAP VALUE CHOICE FUND	PORTFOLIO MANAGERS’ REPORT

Industry Allocation

as of November 30, 2005

(as a percent of net assets)

(1) Includes ten industries, which each represents 2% - 3.2% of net assets.
(2) Includes seven industries, which each represents < 2% of net assets.

Portfolio holdings are subject to change daily.

The ING SmallCap Value Choice Fund (the “Fund”) seeks long-term capital appreciation. The Fund is managed by Phyllis G. Thomas, CFA, Managing Director and Portfolio Manager, NWQ Investment Management Company, LLC — the Sub-Adviser.

Performance: For the six months ended November 30, 2005, the Fund’s Class A shares, excluding sales charges, provided a total return of 15.90% compared to the Russell 2000 Value Index and the Russell 2000 Index, which returned 9.21% and 10.47%, respectively, for the same period.

Portfolio Specifics: The Fund had strong performance on an absolute basis and significantly exceeded the results of the Russell 2000 Value Index benchmark. While the Fund has been overweighted in sectors with very positive returns, the vast majority of the outperformance was generated by stock selection. The strongest sector returns were generated by energy, technology, and materials and processing. Three of the four top contributors to the Fund’s performance were energy holdings, i.e., Southwestern Energy, Range Resources and Stolt Offshore. The Fund was underweighted in the underperforming consumer discretionary sector, but the second largest contribution to performance was the holding in Gymboree. Casey’s and Premium Standard Farms were excellent performers. The best performers in materials and processing were Aleris, Gibraltar, and Glatfelter, while the worst performer was Buckeye Technologies. Within NWQ’s market weight in technology, Mattson Technology and Quantum outperformed but Excel Technology disappointed with negative six-month returns. Producer durable returns were very strong across our holdings led by Johnson Controls buy-out of York International. The four stocks with the largest negative impact on the Fund were New York Mortgage, HomeBanc, Sauer-Danfoss, and Saxon Capital. Three of these four stocks are mortgage REITs. The Fund’s overweighted position in these stocks negatively impacted returns in the six months. Investors have been concerned about the effect of rising short-term interest rates and a flatter yield curve on the ability of mortgage REITs to maintain their current dividends. Trading close to or below book value, we believe that the market has over discounted the risks, and these stocks are quite attractive investments.

Top Ten Holdings
as of November 30, 2005
(as a percent of net assets)

FNMA, 3.700%, due 12/01/05	5.9%
Griffon Corp.	4.0%
Gibraltar Industries, Inc.	3.5%
Century Aluminum Co.	3.4%
Mattson Technology, Inc.	3.4%
Gymboree Corp.	3.3%
Denbury Resources, Inc.	3.2%
Sauer-Danfoss, Inc.	3.2%
Southwestern Energy Co.	3.2%
Wausau-Mosinee Paper Corp.	3.0%

Portfolio holdings are subject to change daily.

Current Strategy and Outlook: During the six months ended November 30, 2005, small cap stocks have continued to generally outperform their large cap brethren despite a number of increases in short term interest rates by the Federal Reserve Board. Historically, when the Federal Reserve tightens monetary policy, corporate bond spreads tend to widen in anticipation of a slowing economy and small cap tends to underperform large cap. Surprisingly, corporate bond spreads have not widened reflecting abundant global liquidity, which continues to flow into the U.S. bond market. In this type of environment, small cap companies find it very easy to borrow to finance their operations despite higher interest rates. Until we see a more significant widening in corporate bond spreads, small cap stocks have a reasonable probability of outperforming large cap. In general, the equity markets look undervalued relative to longer-term bonds. The key risks to the markets are a new Federal Reserve Chairman who may continue to raise interest rates to establish his inflation fighting credibility, another terrorist act in the U.S., and last but not least, Congress does not extend the lower tax rates on capital gains and dividends.

PORTFOLIO MANAGERS’ REPORT	ING SMALLCAP VALUE CHOICE FUND

Cumulative Total Returns for the Periods Ended November 30, 2005
	Since Inception of Class A and B February 1, 2005	Since Inception of Class C February 2, 2005
Including Sales Charge:
Class A(1)	4.43%	—
Class B(2)	5.10%	—
Class C(3)	—	8.75%
Excluding Sales Charge:
Class A	10.80%	—
Class B	10.10%	—
Class C	—	9.75%
Russell 2000 Value Index(4)	9.76%	9.76	%(6)
Russell 2000 Index(5)	9.61%	9.61	%(6)

Based on a $10,000 initial investment, the table above illustrates the total return of ING SmallCap Value Choice Fund against the Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)       Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)       Reflects deduction of the Class B deferred sales charge of 5% for the since inception return.

(3)       Reflects deduction of the Class C deferred sales charge of 1% for the since inception return.

(4)       The Russell 2000 Value Index measures the performance of those Russell 2000 securities with lower price-to-book ratios and lower forecasted growth values.

(5)       The Russell 2000 Index consists of the smallest 2,000 companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.

(6)       Since inception performance for index is shown from February 1, 2005.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b–1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2005 to November 30, 2005.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ING Convertible Fund	Beginning Account Value June 1, 2005	Ending Account Value November 30, 2005	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2005*
Actual Fund Return
Class A	$1,000.00	$1,074.60	1.33%	$6.92
Class B	1,000.00	1,070.50	2.08	10.80
Class C	1,000.00	1,070.70	2.08	10.80
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,018.40	1.33%	$6.73
Class B	1,000.00	1,014.64	2.08	10.50
Class C	1,000.00	1,014.64	2.08	10.50

*      Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

ING Equity and Bond Fund	Beginning Account Value June 1, 2005	Ending Account Value November 30, 2005	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2005*
Actual Fund Return
Class A	$1,000.00	$1,033.20	1.36%	$6.93
Class B	1,000.00	1,029.20	2.11	10.73
Class C	1,000.00	1,029.00	2.11	10.73
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,018.25	1.36%	$6.88
Class B	1,000.00	1,014.49	2.11	10.66
Class C	1,000.00	1,014.49	2.11	10.66

ING Real Estate Fund
Actual Fund Return
Class A	$1,000.00	$1,124.20	1.20%	$6.39
Class B	1,000.00	1,120.10	1.95	10.36
Class C	1,000.00	1,119.90	1.95	10.36
Class O	1,000.00	1,124.40	1.17	6.23
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,019.05	1.20%	$6.07
Class B	1,000.00	1,015.29	1.95	9.85
Class C	1,000.00	1,015.29	1.95	9.85
Class O	1,000.00	1,019.20	1.17	5.92

ING Disciplined LargeCap Fund
Actual Fund Return
Class A	$1,000.00	$1,055.80	1.36%	$7.01
Class B	1,000.00	1,051.90	2.11	10.85
Class C	1,000.00	1,051.90	2.11	10.85
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,018.25	1.36%	$6.88
Class B	1,000.00	1,014.49	2.11	10.66
Class C	1,000.00	1,014.49	2.11	10.66

*      Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

ING LargeCap Growth Fund	Beginning Account Value June 1, 2005	Ending Account Value November 30, 2005	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2005*
Actual Fund Return
Class A	$1,000.00	$1,063.80	1.45%	$7.50
Class B	1,000.00	1,060.60	2.10	10.85
Class C	1,000.00	1,060.80	2.10	10.85
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,017.80	1.45%	$7.33
Class B	1,000.00	1,014.54	2.10	10.61
Class C	1,000.00	1,014.54	2.10	10.61

ING MidCap Opportunities Fund
Actual Fund Return
Class A	$1,000.00	$1,098.40	1.50%	$7.89
Class B	1,000.00	1,094.30	2.25	11.81
Class C	1,000.00	1,094.70	2.25	11.81
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,017.55	1.50%	$7.59
Class B	1,000.00	1,013.79	2.25	11.36
Class C	1,000.00	1,013.79	2.25	11.36

ING SmallCap Opportunities Fund
Actual Fund Return
Class A	$1,000.00	$1,128.00	1.50%	$8.00
Class B	1,000.00	1,123.70	2.25	11.98
Class C	1,000.00	1,123.50	2.25	11.98
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,017.55	1.50%	$7.59
Class B	1,000.00	1,013.79	2.25	11.36
Class C	1,000.00	1,013.79	2.25	11.36

*      Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

ING Financial Services Fund	Beginning Account Value June 1, 2005	Ending Account Value November 30, 2005	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2005*
Actual Fund Return
Class A	$1,000.00	$1,116.20	1.18%	$6.26
Class B	1,000.00	1,111.60	1.93	10.22
Class C	1,000.00	1,112.00	1.93	10.22
Class O	1,000.00	1,116.00	1.18	6.26
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,019.15	1.18%	$5.97
Class B	1,000.00	1,015.39	1.93	9.75
Class C	1,000.00	1,015.39	1.93	9.75
Class O	1,000.00	1,019.15	1.18	5.97

ING LargeCap Value Fund
Actual Fund Return
Class A	$1,000.00	$996.10	1.45%	$7.26
Class B	1,000.00	992.10	2.20	10.99
Class C	1,000.00	992.10	2.20	10.99
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,017.80	1.45%	$7.33
Class B	1,000.00	1,014.04	2.20	11.11
Class C	1,000.00	1,014.04	2.20	11.11

ING MagnaCap Fund
Actual Fund Return
Class A	$1,000.00	$1,087.50	1.06%	$5.55
Class B	1,000.00	1,081.60	1.87	9.76
Class C	1,000.00	1,082.20	1.87	9.76
Class M	1,000.00	1,084.00	1.62	8.46
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,019.75	1.06%	$5.37
Class B	1,000.00	1,015.69	1.87	9.45
Class C	1,000.00	1,015.69	1.87	9.45
Class M	1,000.00	1,016.95	1.62	8.19

*      Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

ING MidCap Value Fund	Beginning Account Value June 1, 2005	Ending Account Value November 30, 2005	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2005*
Actual Fund Return
Class A	$1,000.00	$1,002.70	1.57%	$7.88
Class B	1,000.00	999.10	2.32	11.63
Class C	1,000.00	999.10	2.32	11.63
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,017.20	1.57%	$7.94
Class B	1,000.00	1,013.44	2.32	11.71
Class C	1,000.00	1,013.44	2.32	11.71

ING MidCap Value Choice Fund
Actual Fund Return
Class A	$1,000.00	$1,162.80	1.50%	$8.13
Class B	1,000.00	1,157.80	2.25	12.17
Class C	1,000.00	1,157.90	2.25	12.17
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,017.55	1.50%	$7.59
Class B	1,000.00	1,013.79	2.25	11.36
Class C	1,000.00	1,013.79	2.25	11.36

ING SmallCap Value Fund
Actual Fund Return
Class A	$1,000.00	$1,032.60	1.59%	$8.10
Class B	1,000.00	1,029.30	2.34	11.90
Class C	1,000.00	1,028.60	2.34	11.90
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,017.10	1.59%	$8.04
Class B	1,000.00	1,013.34	2.34	11.81
Class C	1,000.00	1,013.34	2.34	11.81

*      Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

ING SmallCap Value Choice Fund	Beginning Account Value June 1, 2005	Ending Account Value November 30, 2005	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2005*
Actual Fund Return
Class A	$1,000.00	$1,159.00	1.51%	$8.17
Class B	1,000.00	1,154.10	2.26	12.20
Class C	1,000.00	1,155.00	2.26	12.21
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,017.50	1.51%	$7.64
Class B	1,000.00	1,013.74	2.26	11.41
Class C	1,000.00	1,013.74	2.26	11.41

*      Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2005 (UNAUDITED)

	ING Convertible Fund	ING Equity and Bond Fund	ING Real Estate Fund	ING Disciplined LargeCap Fund	ING LargeCap Growth Fund
ASSETS:
Investments in securities at value+*	$144,381,742	$54,740,330	$267,445,016	$42,958,251	$298,230,671
Short-term investments at amortized cost	—	—	222,977	—	3,425,648
Repurchase agreement	3,870,000	976,000	—	71,000	—
Cash	—	1,953	520,185	173	380,904
Collateral for securities loaned	28,047,345	—	—	3,399,769	67,516,273
Receivables:
Investment securities sold	—	407,570	1,339,192	3,449,121	—
Fund shares sold	40,019	—	381,030	3,498	446,779
Dividends and interest	753,973	209,185	226,908	108,252	141,082
Unrealized appreciation on swap agreement	—	568	—	—	—
Prepaid expenses	21,885	20,360	51,777	28,749	33,706
Reimbursement due from manager	—	1,006	28	2,774	19,272
Total assets	177,114,964	56,356,972	270,187,113	50,021,587	370,194,335

LIABILITIES:
Payable for investment securities purchased	—	2,391,073	—	3,243,918	1,579,903
Payable for fund shares redeemed	383,128	34,096	240,339	183,244	1,233,081
Payable upon receipt of securities loaned	28,047,345	—	—	3,399,769	67,516,273
Unrealized depreciation on swap agreements	—	915	—	—	—
Payable to affiliates	195,541	63,143	199,081	60,633	364,458
Payable to custodian due to bank overdraft	28,153	—	—	—	—
Payable for trustee fees	9,781	2,110	1,547	1,572	4,360
Other accrued expenses and liabilities	139,494	80,669	116,879	116,119	276,092
Total liabilities	28,803,442	2,572,006	557,846	7,005,255	70,974,167
NET ASSETS	$148,311,522	$53,784,966	$269,629,267	$43,016,332	$299,220,168

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$209,377,702	$63,454,684	$175,894,963	$83,415,176	$622,325,618
Undistributed net investment income (distributions in excess of net investment income)	468,960	(3,094)	2,786,623	(9,847)	(2,673,102)
Accumulated net realized gain (loss) on investments, foreign currency related transactions and futures	(65,626,538)	(10,977,248)	16,804,874	(44,197,078)	(373,250,029)
Net unrealized appreciation on investments foreign currency related transactions, futures, and swaps	4,091,398	1,310,624	74,142,807	3,808,081	52,817,681
NET ASSETS	$148,311,522	$53,784,966	$269,629,267	$43,016,332	$299,220,168

+ Including securities loaned at value	$27,316,239	$—	$—	$3,300,862	$65,420,296
* Cost of investments in securities	$140,290,344	$53,429,359	$193,302,209	$39,150,170	$245,412,990

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

	ING Convertible Fund	ING Equity and Bond Fund	ING Real Estate Fund	ING Disciplined LargeCap Fund	ING LargeCap Growth Fund
Class A:
Net assets	$49,216,303	$31,125,676	$82,593,726	$5,129,009	$109,361,251
Shares authorized	unlimited	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01	$0.01
Shares outstanding	2,658,828	2,372,263	5,036,996	501,799	5,751,278
Net asset value and redemption price per share	$18.51	$13.12	$16.40	$10.22	$19.02
Maximum offering price per share (5.75)(1)	$19.64	$13.92	$17.40	$10.84	$20.18

Class B:
Net assets	$44,205,861	$11,690,284	$4,587,506	$26,578,446	$97,843,723
Shares authorized	unlimited	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01	$0.01
Shares outstanding	2,162,429	822,652	279,203	2,732,153	5,324,700
Net asset value and redemption price per share(2)	$20.44	$14.21	$16.43	$9.73	$18.38
Maximum offering price per share	$20.44	$14.21	$16.43	$9.73	$18.38

Class C:
Net assets	$52,603,385	$10,878,200	$2,638,630	$11,308,849	$49,390,251
Shares authorized	unlimited	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01	$0.01
Shares outstanding	2,769,089	868,668	155,978	1,162,639	2,696,572
Net asset value and redemption price per share(2)	$19.00	$12.52	$16.92	$9.73	$18.32
Maximum offering price per share	$19.00	$12.52	$16.92	$9.73	$18.32

Class I:
Net assets	n/a	n/a	$161,320,277	$28	$41,042,470
Shares authorized	n/a	n/a	unlimited	unlimited	unlimited
Par value	n/a	n/a	$0.01	$0.01	$0.01
Shares outstanding	n/a	n/a	9,404,339	3	2,083,791
Net asset value and redemption price per share	n/a	n/a	$17.15	$9.33	$19.70
Maximum offering price per share	n/a	n/a	$17.15	$9.33	$19.70

Class O:
Net assets	n/a	n/a	$18,489,128	n/a	n/a
Shares authorized	n/a	n/a	unlimited	n/a	n/a
Par value	n/a	n/a	$0.01	n/a	n/a
Shares outstanding	n/a	n/a	1,128,355	n/a	n/a
Net asset value and redemption price per share	n/a	n/a	$16.39	n/a	n/a
Maximum offering price per share	n/a	n/a	$16.39	n/a	n/a

Class Q:
Net assets	$2,285,973	$90,806	n/a	n/a	$1,582,473
Shares authorized	unlimited	unlimited	n/a	n/a	unlimited
Par value	$0.01	$0.01	n/a	n/a	$0.01
Shares outstanding	127,434	6,963	n/a	n/a	80,992
Net asset value and redemption price per share	$17.94	$13.04	n/a	n/a	$19.54
Maximum offering price per share	$17.94	$13.04	n/a	n/a	$19.54

(1)   Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

(2)   Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2005 (UNAUDITED)

	ING MidCap Opportunities Fund	ING SmallCap Opportunities Fund	ING Financial Services Fund	ING LargeCap Value Fund	ING MagnaCap Fund
Investments in securities at value+*	$348,061,651	$186,724,556	$295,397,831	$46,760,927	$335,122,256
Repurchase agreement	5,204,000	4,514,000	7,789,000	—	8,534,000
Cash	722	858	33	151,671	—
Cash collateral for futures	—	—	—	—	141,750
Collateral for securities loaned	64,263,537	38,543,719	—	—	34,582,823
Receivables:
Investment securities sold	4,769,553	2,777,209	377,613	369,551	—
Fund shares sold	38,496	86,282	205,874	108,349	—
Dividends and interest	106,591	26,761	483,266	158,152	831,521
Prepaid expenses	31,050	25,625	39,345	12,856	33,923
Reimbursement due from manager	71,510	36,466	—	2,253	—
Total assets	422,547,110	232,735,476	304,292,962	47,563,759	379,246,273

LIABILITIES:
Payable for investment securities purchased	5,208,223	278,515	726,615	—	434,160
Payable for fund shares redeemed	1,106,248	644,428	419,966	168,158	296,278
Payable for futures variation margin	—	—	—	—	18,450
Payable upon receipt of securities loaned	64,263,537	38,543,719	—	—	34,582,823
Payable to affiliates	522,849	249,677	309,455	60,332	289,575
Payable to custodian due to bank overdraft	—	—	—	—	3,198
Payable for trustee fees	11,533	9,091	8,848	371	37,979
Other accrued expenses and liabilities	300,680	195,513	270,427	65,813	236,206
Total liabilities	71,413,070	39,920,943	1,735,311	294,674	35,898,669
NET ASSETS	$351,134,040	$192,814,533	$302,557,651	$47,269,085	$343,347,604

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$467,525,253	$438,062,859	$206,333,543	$46,026,500	$360,356,880
Undistributed net investment income (accumulated net investment loss)	(2,572,690)	(1,436,665)	2,149,921	303,396	101,750
Accumulated net realized gain (loss) on investments and futures	(176,739,995)	(279,129,234)	23,799,554	3,054,336	(61,691,135)
Net unrealized appreciation or depreciation on investments and futures	62,921,472	35,317,573	70,274,633	(2,115,147)	44,580,109
NET ASSETS	$351,134,040	$192,814,533	$302,557,651	$47,269,085	$343,347,604

+ Including securities loaned at value	$63,015,280	$37,733,744	$—	$—	$33,715,926
* Cost of investments in securities	$285,140,179	$151,406,983	$225,123,198	$48,876,074	$290,500,716

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

	ING MidCap Opportunities Fund	ING SmallCap Opportunities Fund	ING Financial Services Fund	ING LargeCap Value Fund	ING MagnaCap Fund
Class A:
Net assets	$122,414,387	$97,463,952	$193,924,858	$24,916,204	$299,378,632
Shares authorized	unlimited	unlimited	unlimited	unlimited	80,000,000
Par value	$0.01	$0.01	$0.01	$0.01	$0.10
Shares outstanding	8,563,662	3,545,742	7,823,873	2,446,236	25,706,262
Net asset value and redemption price per share	$14.29	$27.49	$24.79	$10.19	$11.65
Maximum offering price per share (5.75%)(1)	$15.16	$29.17	$26.30	$10.81	$12.36

Class B:
Net assets	$123,421,337	$36,181,699	$103,121,080	$8,090,332	$31,435,652
Shares authorized	unlimited	unlimited	unlimited	unlimited	80,000,000
Par value	$0.01	$0.01	$0.01	$0.01	$0.10
Shares outstanding	9,085,253	1,442,694	4,241,432	802,058	2,781,006
Net asset value and redemption price per share(2)	$13.58	$25.08	$24.31	$10.09	$11.30
Maximum offering price per share	$13.58	$25.08	$24.31	$10.09	$11.30

Class C:
Net assets	$97,217,674	$43,002,234	$147,061	$11,507,625	$6,351,820
Shares authorized	unlimited	unlimited	unlimited	unlimited	20,000,000
Par value	$0.01	$0.01	$0.01	$0.01	$0.10
Shares outstanding	7,191,816	1,718,452	6,071	1,141,002	561,431
Net asset value and redemption price per share(2)	$13.52	$25.02	$24.22	$10.09	$11.31
Maximum offering price per share	$13.52	$25.02	$24.22	$10.09	$11.31

Class I:
Net assets	$3,428,957	$15,941,501	n/a	$2,754,924	$2,600,541
Shares authorized	unlimited	unlimited	n/a	unlimited	50,000,000
Par value	$0.01	$0.01	n/a	$0.01	$0.10
Shares outstanding	233,286	570,193	n/a	269,942	224,754
Net asset value and redemption price per share	$14.70	$27.96	n/a	$10.21	$11.57
Maximum offering price per share	$14.70	$27.96	n/a	$10.21	$11.57

Class M:
Net assets	n/a	n/a	n/a	n/a	$3,580,959
Shares authorized	n/a	n/a	n/a	n/a	5,000,000
Par value	n/a	n/a	n/a	n/a	$0.10
Shares outstanding	n/a	n/a	n/a	n/a	309,097
Net asset value and redemption price per share	n/a	n/a	n/a	n/a	$11.59
Maximum offering price per share (3.50%)(3)	n/a	n/a	n/a	n/a	$12.01

Class O:
Net assets	n/a	n/a	$5,364,652	n/a	n/a
Shares authorized	n/a	n/a	unlimited	n/a	n/a
Par value	n/a	n/a	$0.01	n/a	n/a
Shares outstanding	n/a	n/a	216,975	n/a	n/a
Net asset value and redemption price per share	n/a	n/a	$24.72	n/a	n/a
Maximum offering price per share	n/a	n/a	$24.72	n/a	n/a

Class Q:
Net assets	$4,651,685	$225,147	n/a	n/a	n/a
Shares authorized	unlimited	unlimited	n/a	n/a	n/a
Par value	$0.01	$0.01	n/a	n/a	n/a
Shares outstanding	321,713	8,126	n/a	n/a	n/a
Net asset value and redemption price per share	$14.46	$27.71	n/a	n/a	n/a
Maximum offering price per share	$14.46	$27.71	n/a	n/a	n/a

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charges.
(3)	Maximum offering price is computed at 100/96.50 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2005 (UNAUDITED)

	ING MidCap Value Fund	ING MidCap Value Choice Fund	ING SmallCap Value Fund	ING SmallCap Value Choice Fund
ASSETS:
Investments in securities at value+*	$125,255,929	$28,885,587	$117,517,850	$14,986,178
Short-term investments at amortized cost	415,957	3,309,660	—	956,902
Cash	415,308	367,735	—	105,976
Collateral for securities loaned	32,728,403	—	32,464,344	—
Receivables:
Investment securities sold	1,135,429	—	—	12,843
Fund shares sold	8,228	366,011	6,275	180,215
Dividends and interest	146,128	64,408	142,770	3,804
Prepaid expenses	18,096	29,741	25,991	29,082
Reimbursement due from manager	—	8,313	—	11,260
Total assets	160,123,478	33,031,455	150,157,230	16,286,260

LIABILITIES:
Payable for investment securities purchased	—	1,869,773	—	—
Payable for fund shares redeemed	1,143,708	9,033	1,903,681	18,371
Payable upon receipt of securities loaned	32,728,403	—	32,464,344	—
Payable to affiliates	175,357	38,417	158,912	19,896
Payable to custodian due to bank overdraft	—	—	310,031	—
Payable for trustee fees	1,181	236	1,958	251
Other accrued expenses and liabilities	133,879	34,293	118,088	27,468
Total liabilities	34,182,528	1,951,752	34,957,014	65,986
NET ASSETS	$125,940,950	$31,079,703	$115,200,216	$16,220,274

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$126,918,018	$28,679,278	$106,820,196	$14,723,188
Undistributed net investment income (accumulated net investment loss)	(719,799)	23,428	(322,123)	2,481
Accumulated net realized gain on investments	22,180,056	388,742	26,252,794	193,776
Net unrealized appreciation or depreciation on investments	(22,437,325)	1,988,255	(17,550,651)	1,300,829
NET ASSETS	$125,940,950	$31,079,703	$115,200,216	$16,220,274

+ Including securities loaned at value	$31,253,978	$—	$30,549,542	$—
* Cost of investments in securities	$147,693,254	$26,896,992	$135,068,501	$13,685,251

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

	ING MidCap Value Fund	ING MidCap Value Choice Fund	ING SmallCap Value Fund	ING SmallCap Value Choice Fund
Class A:
Net assets	$58,053,652	$15,624,045	$59,669,465	$10,725,339
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	5,253,328	1,350,496	4,483,960	967,558
Net asset value and redemption price per share	$11.05	$11.57	$13.31	$11.08
Maximum offering price per share (5.75%)(1)	$11.72	$12.28	$14.12	$11.76

Class B:
Net assets	$32,468,386	$3,348,486	$20,828,167	$1,159,944
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	3,006,263	290,663	1,605,112	105,309
Net asset value and redemption price per share(2)	$10.80	$11.52	$12.98	$11.01
Maximum offering price per share	$10.80	$11.52	$12.98	$11.01

Class C:
Net assets	$33,976,749	$9,775,111	$34,152,618	$3,713,514
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	3,146,702	849,424	2,635,100	336,525
Net asset value and redemption price per share(2)	$10.80	$11.51	$12.96	$11.03
Maximum offering price per share	$10.80	$11.51	$12.96	$11.03

Class I:
Net assets	$1,428,564	$2,332,061	$484,190	$621,477
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	127,575	201,529	36,032	55,994
Net asset value and redemption price per share	$11.20	$11.57	$13.44	$11.10
Maximum offering price per share	$11.20	$11.57	$13.44	$11.10

Class Q:
Net assets	$13,599	n/a	$65,776	n/a
Shares authorized	unlimited	n/a	unlimited	n/a
Par value	$0.01	n/a	$0.01	n/a
Shares outstanding	1,233	n/a	4,872	n/a
Net asset value and redemption price per share	$11.03	n/a	$13.50	n/a
Maximum offering price per share	$11.03	n/a	$13.50	n/a

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005 (UNAUDITED)

	ING Convertible Fund	ING Equity and Bond Fund	ING Real Estate Fund	ING Disciplined LargeCap Fund	ING LargeCap Growth Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$939,701	$263,234	$5,361,383	$413,264	$1,109,465
Interest	1,936,486	563,592	19,037	6,995	31,107
Securities lending income	39,718	—	—	692	24,465
Total investment income	2,915,905	826,826	5,380,420	420,951	1,165,037

EXPENSES:
Investment management fees	592,863	212,498	894,360	155,999	1,147,481
Distribution and service fees:
Class A	91,764	53,974	94,606	7,808	193,839
Class B	241,348	69,981	21,468	138,097	512,264
Class C	275,544	58,528	13,609	58,730	255,180
Class O	—	—	21,314	—	—
Class Q	2,853	152	—	—	2,235
Transfer agent fees:
Class A	28,977	22,376	20,315	3,458	78,795
Class B	26,928	10,118	1,149	18,360	72,873
Class C	30,735	8,419	735	7,808	36,301
Class I	—	—	18,568	—	7,751
Class O	—	—	1,811	—	—
Class Q	602	42	—	—	314
Administrative service fees	79,048	28,333	127,764	22,285	152,996
Shareholder reporting expense	26,070	4,491	41,635	14,314	96,155
Registration fees	25,783	21,946	40,372	20,400	30,652
Professional fees	7,320	4,689	11,768	7,449	17,298
Custody and accounting expense	20,175	14,035	15,290	7,320	17,050
Trustee fees	1,314	2,196	2,280	650	4,455
Miscellaneous expense	10,243	2,475	8,207	18,210	10,467
Total expenses	1,461,567	514,253	1,335,251	480,888	2,636,106
Net waived and reimbursed fees	(26,218)	(32,715)	—	(30,123)	(13,541)
Brokerage commision recapture	—	—	(58,259)	—	(14,084)
Net expenses	1,435,349	481,538	1,276,992	450,765	2,608,481
Net investment income (loss)	1,480,556	345,288	4,103,428	(29,814)	(1,443,444)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FUTURES:
Net realized gain on:
Investments	5,570,617	2,991,101	6,521,125	1,455,807	18,883,588
Foreign currency related transactions	—	2,074	—	—	—
Futures	—	13,124	—	9,312	—
Net realized gain on investments, foreign currency related transactions and futures	5,570,617	3,006,299	6,521,125	1,465,119	18,883,588
Net change in unrealized appreciation or depreciation on:
Investments	4,176,469	1,310,971	17,754,065	830,179	879,590
Foreign currency related transactions	—	(2,919,061)	—	—	—
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	4,176,469	(1,608,090)	17,754,065	830,179	879,590
Net realized and unrealized gain on investments, foreign currency related transactions and futures	9,747,086	1,398,209	24,275,190	2,295,298	19,763,178
Increase in net assets resulting from operations	$11,227,642	$1,743,497	$28,378,618	$2,265,484	$18,319,734

*Foreign taxes withheld	$—	$589	$4,045	$—	$5,491

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005 (UNAUDITED)

	ING MidCap Opportunities Fund	ING SmallCap Opportunities Fund	ING Financial Services Fund	ING LargeCap Value Fund	ING MagnaCap Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$855,178	$148,446	$3,115,718	$603,367	$3,712,529
Interest	110,136	88,484	279,267	4,903	138,885
Securities lending income	15,519	55,830	—	—	9,322
Total investment income	980,833	292,760	3,394,985	608,270	3,860,736

EXPENSES:
Investment management fees	1,797,174	920,113	1,100,370	213,499	1,270,707
Distribution and service fees:
Class A	180,693	142,576	324,167	29,934	282,252
Class B	659,504	203,483	524,302	43,553	169,710
Class C	495,295	213,940	205	59,772	32,022
Class M	—	—	—	—	14,178
Class O	—	—	5,693	—	—
Class Q	5,915	293	—	—	—
Transfer agent fees:
Class A	100,064	105,128	86,553	10,178	116,689
Class B	109,822	44,986	48,940	3,702	13,224
Class C	82,439	47,316	—	5,081	2,506
Class I	149	956	—	170	315
Class M	—	—	—	—	1,474
Class O	—	—	2,049	—	—
Class Q	414	21	—	—	—
Administrative service fees	179,715	96,663	—	23,722	—
Shareholder reporting expense	74,900	57,680	53,223	3,910	16,748
Registration fees	26,551	25,439	28,431	28,233	31,025
Professional fees	6,405	14,640	13,769	3,781	6,380
Custody and accounting expense	22,875	14,640	15,165	1,723	11,930
Trustee fees	7,985	3,315	3,660	549	5,759
Miscellaneous expense	191,992	109,087	15,230	1,425	16,259
Total expenses	3,941,892	2,000,276	2,221,757	429,232	1,991,178
Net waived and reimbursed fees	(388,369)	(270,851)	(92,619)	(12,523)	—
Net expenses	3,553,523	1,729,425	2,129,138	416,709	1,991,178
Net investment income (loss)	(2,572,690)	(1,436,665)	1,265,847	191,561	1,869,558

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES:
Net realized gain on:
Investments	48,903,335	40,688,250	10,043,076	1,235,538	24,623,880
Futures	—	—	—	—	4,687
Net realized gain on investments and futures	48,903,335	40,688,250	10,043,076	1,235,538	24,628,567
Net change in unrealized appreciation or depreciation on:
Investments	(13,408,393)	(16,412,283)	20,559,106	(1,801,140)	2,090,345
Futures	—	—	—	—	(41,431)
Net change in unrealized appreciation or depreciation on investments and futures	(13,408,393)	(16,412,283)	20,559,106	(1,801,140)	2,048,914
Net realized and unrealized gain (loss) on investments and futures	35,494,942	24,275,967	30,602,182	(565,602)	26,677,481
Increase (decrease) in net assets resulting from operations	$32,922,252	$22,839,302	$31,868,029	$(374,041)	$28,547,039

*Foreign taxes withheld	$—	$—	$—	$—	$1,403

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005 (UNAUDITED)

	ING MidCap Value Fund	ING MidCap Value Choice Fund	ING SmallCap Value Fund	ING SmallCap Value Choice Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$567,674	$63,187	$683,264	$74,037
Interest	18,155	83,314	14,218	6,189
Securities lending income	126,200	—	302,617	—
Total investment income	712,029	146,501	1,000,099	80,226

EXPENSES:
Investment management fees	676,956	86,531	632,489	61,465
Distribution and service fees:
Class A	83,453	10,827	88,676	10,444
Class B	183,792	9,664	117,144	4,521
Class C	196,053	29,116	200,316	13,239
Class Q	22	—	83	—
Transfer agent fees:
Class A	52,825	4,721	62,162	5,603
Class B	28,901	1,053	20,530	613
Class C	30,829	3,174	35,106	1,773
Class I	1,335	—	247	—
Class Q	11	—	30	—
Administrative service fees	72,431	8,653	67,523	6,146
Shareholder reporting expense	38,265	1,591	28,475	1,154
Registration fees	25,707	14,663	29,624	14,048
Professional fees	10,081	13,042	7,911	7,864
Custody and accounting expense	9,150	1,437	9,105	2,809
Trustee fees	2,745	343	2,745	335
Offering expense	—	50,137	—	50,137
Miscellaneous expense	5,939	877	6,723	2,076
Total expenses	1,418,495	235,829	1,308,889	182,227
Net waived and reimbursed fees	—	(78,599)	—	(76,513)
Net expenses	1,418,495	157,230	1,308,889	105,714
Net investment loss	(706,466)	(10,729)	(308,790)	(25,488)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	9,349,406	391,022	6,085,084	204,948
Net change in unrealized appreciation or depreciation on investments	(8,010,419)	2,028,099	(903,288)	1,433,815
Net realized and unrealized gain on investments	1,338,987	2,419,121	5,181,796	1,638,763
Increase in net assets resulting from operations	$632,521	$2,408,392	$4,873,006	$1,613,275

*Foreign taxes withheld	$2,179	$1,638	$—	$205

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Convertible Fund		ING Equity and Bond Fund
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005
FROM OPERATIONS:
Net investment income	$1,480,556	$3,049,445	$345,288	$717,297
Net realized gain on investments, foreign currency related transactions and futures	5,570,617	10,014,978	3,006,299	1,596,647
Net change in unrealized appreciation or depreciation on investments, foreign currency related transaction and futures	4,176,469	(14,795,559)	(1,608,090)	318,551
Net increase (decrease) in net assets resulting from operations	11,227,642	(1,731,136)	1,743,497	2,632,495

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(821,008)	(1,545,427)	(341,226)	(504,895)
Class B	(497,899)	(1,066,565)	(53,430)	(114,044)
Class C	(634,835)	(1,225,778)	(69,350)	(111,954)
Class Q	(36,968)	(80,312)	(1,294)	(3,747)
Total distributions	(1,990,710)	(3,918,082)	(465,300)	(734,640)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,174,608	22,140,575	4,367,126	6,507,409
Dividends reinvested	1,273,574	2,527,920	384,463	561,352
	7,448,182	24,668,495	4,751,589	7,068,761
Cost of shares redeemed	(30,591,397)	(69,882,260)	(10,862,544)	(19,829,878)
Net decrease in net assets resulting from capital share transactions	(23,143,215)	(45,213,765)	(6,110,955)	(12,761,117)
Net decrease in net assets	(13,906,283)	(50,862,983)	(4,832,758)	(10,863,262)

NET ASSETS:
Beginning of period	162,217,805	213,080,788	58,617,724	69,480,986
End of period	$148,311,522	$162,217,805	$53,784,966	$58,617,724
Undistributed net investment income (distributions in excess of net investment income) at end of period	$468,960	$979,114	$(3,094)	$116,918

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Real Estate Fund		ING Disciplined LargeCap Fund
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005
FROM OPERATIONS:
Net investment income (loss)	$4,103,428	$8,031,165	$(29,814)	$21,801
Net realized gain on investments and futures	6,521,125	18,980,782	1,465,119	6,959,122
Net change in unrealized appreciation or depreciation on investments and futures	17,754,065	27,111,162	830,179	(2,533,939)
Net increase in net assets resulting from operations	28,378,618	54,123,109	2,265,484	4,446,984

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(1,177,991)	(1,212,841)	—	—
Class B	(52,924)	(78,541)	—	—
Class C	(30,665)	(76,563)	—	—
Class I	(2,525,533)	(6,583,649)	—	—
Class O	(270,532)	(158,947)	—	—
Net realized gains:
Class A	—	(2,268,169)	—	—
Class B	—	(184,964)	—	—
Class C	—	(206,851)	—	—
Class I	—	(11,900,609)	—	—
Class O	—	(199,400)	—	—
Total distributions	(4,057,645)	(22,870,534)	—	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	52,196,249	83,439,223	1,725,430	4,912,800
Dividends reinvested	3,530,462	16,039,378	—	—
	55,726,711	99,478,601	1,725,430	4,912,800
Cost of shares redeemed	(33,225,373)	(91,095,041)	(6,953,081)	(39,586,158)
Net increase (decrease) in net assets resulting from capital share transactions	22,501,338	8,383,560	(5,227,651)	(34,673,358)
Net increase (decrease) in net assets	46,822,311	39,636,135	(2,962,167)	(30,226,374)

NET ASSETS:
Beginning of period	222,806,956	183,170,821	45,978,499	76,204,873
End of period	$269,629,267	$222,806,956	$43,016,332	$45,978,499
Undistributed net investment income (accumulated net investment loss) at end of period	$2,786,623	$2,740,840	$(9,847)	$19,967

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING LargeCap Growth Fund		ING MidCap Opportunities Fund
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005
FROM OPERATIONS:
Net investment loss	$(1,443,444)	$(2,398,134)	$(2,572,690)	$(6,681,704)
Net realized gain on investments	18,883,588	4,847,977	48,903,335	32,667,918
Net change in unrealized appreciation or depreciation on investments	879,590	340,609	(13,408,393)	1,270,608
Net increase in net assets resulting from operations	18,319,734	2,790,452	32,922,252	27,256,822

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	—	(2,284,365)	—	—
Class B	—	(1,739,049)	—	—
Class C	—	(805,907)	—	—
Class I	—	(923,412)	—	—
Class Q	—	(120,417)	—	—
Return of capital:
Class A	—	(872,085)	—	—
Class B	—	(954,286)	—	—
Class C	—	(440,286)	—	—
Class I	—	(293,343)	—	—
Class Q	—	(41,959)	—	—
Total distributions	—	(8,475,109)	—	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	23,222,499	107,955,616	13,398,162	27,372,572
Dividends reinvested	—	6,725,986	—	—
	23,222,499	114,681,602	13,398,162	27,372,572
Cost of shares redeemed	(52,924,136)	(124,424,891)	(61,968,354)	(151,471,341)
Net decrease in net assets resulting from capital share transactions	(29,701,637)	(9,743,289)	(48,570,192)	(124,098,769)
Net decrease in net assets	(11,381,903)	(15,427,946)	(15,647,940)	(96,841,947)

NET ASSETS:
Beginning of period	310,602,071	326,030,017	366,781,980	463,623,927
End of period	$299,220,168	$310,602,071	$351,134,040	$366,781,980
Undistributed accumulated net investment loss at end of period	$(2,673,102)	$(1,229,658)	$(2,572,690)	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING SmallCap Opportunities Fund		ING Financial Services Fund
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005
FROM OPERATIONS:
Net investment income (loss)	$(1,436,665)	$(3,727,090)	$1,265,847	$1,254,842
Net realized gain on investments	40,688,250	29,952,329	10,043,076	16,604,747
Net change in unrealized appreciation or depreciation on investments	(16,412,283)	(10,378,704)	20,559,106	5,232,116
Net increase in net assets resulting from operations	22,839,302	15,846,535	31,868,029	23,091,705

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	—	—	—	(653,510)
Class C	—	—	—	(11)
Class O	—	—	—	(4,300)
Net realized gains:
Class A	—	—	—	(12,401,564)
Class B	—	—	—	(7,842,026)
Class C	—	—	—	(171)
Class O	—	—	—	(47,206)
Total distributions	—	—	—	(20,948,788)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	15,611,602	32,730,867	10,862,545	21,224,840
Dividends reinvested	—	—	—	15,283,755
	15,611,602	32,730,867	10,862,545	36,508,595
Cost of shares redeemed	(40,591,014)	(106,392,621)	(33,520,069)	(66,060,613)
Net decrease in net assets resulting from capital share transactions	(24,979,412)	(73,661,754)	(22,657,524)	(29,552,018)
Net increase (decrease) in net assets	(2,140,110)	(57,815,219)	9,210,505	(27,409,101)

NET ASSETS:
Beginning of period	194,954,643	252,769,862	293,347,146	320,756,247
End of period	$192,814,533	$194,954,643	$302,557,651	$293,347,146
Undistributed net investment income (accumulated net investment loss) at end of period	$(1,436,665)	$—	$2,149,921	$884,074

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING LargeCap Value Fund		ING Magna Cap Fund
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005
FROM OPERATIONS:
Net investment income	$191,561	$178,606	$1,869,558	$3,746,327
Net realized gain on investments and futures	1,235,538	2,061,484	24,628,567	26,114,730
Net change in unrealized appreciation or depreciation on investments and futures	(1,801,140)	(206,862)	2,048,914	(6,195,080)
Net increase (decrease) in net assets resulting from operations	(374,041)	2,033,228	28,547,039	23,665,977

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	—	(107,111)	(2,723,983)	(3,895,915)
Class B	—	(21,668)	(41,580)	(101,711)
Class C	—	(26,910)	(5,789)	(23,132)
Class I	—	—	(13,466)	(23,921)
Class M	—	(24,018)	(30,595)	(18,440)
Class Q	—	—	—	(33)
Net realized gains:
Class A	—	(110,882)	—	—
Class B	—	(52,095)	—	—
Class C	—	(67,763)	—	—
Class I	—	(20,928)	—	—
Total distributions	—	(431,375)	(2,815,413)	(4,063,152)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,871,834	36,704,872	6,900,876	23,663,858
Dividends reinvested	—	298,625	2,592,227	3,533,011
	8,871,834	37,003,497	9,493,103	27,196,869
Cost of shares redeemed	(5,876,663)	(5,081,104)	(35,624,590)	(83,739,269)
Net increase (decrease) in net assets resulting from capital share transactions	2,995,171	31,922,393	(26,131,487)	(56,542,400)
Net increase (decrease) in net assets	2,621,130	33,524,246	(399,861)	(36,939,575)

NET ASSETS:
Beginning of period	44,647,955	11,123,709	343,747,465	380,687,040
End of period	$47,269,085	$44,647,955	$343,347,604	$343,747,465
Undistributed net investment income at end of period	$303,396	$111,835	$101,750	$1,047,605

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING MidCap Value Fund		ING MidCap Value Choice Fund
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	February 1, 2005(1) to May 31, 2005
FROM OPERATIONS:
Net investment loss	$(706,466)	$(1,136,195)	$(10,729)	$(35)
Net realized gain (loss) on investments	9,349,406	19,472,636	391,022	(2,280)
Net change in unrealized appreciation or depreciation on investments	(8,010,419)	(16,101,733)	2,028,099	(39,844)
Net increase (decrease) in net assets resulting from operations	632,521	2,234,708	2,408,392	(42,159)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net realized gains:
Class A	—	(5,379,868)	—	—
Class B	—	(3,140,896)	—	—
Class C	—	(3,310,535)	—	—
Class I	—	(154,805)	—	—
Class Q	—	(1,507)	—	—
Total distributions	—	(11,987,611)	—	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,265,411	95,315,357	22,802,826	6,902,778
Dividends reinvested	—	9,166,148	—	—
	1,265,411	104,481,505	22,802,826	6,902,778
Cost of shares redeemed	(29,647,986)	(68,683,573)	(847,764)	(144,370)
Net increase (decrease) in net assets resulting from capital share transactions	(28,382,575)	35,797,932	21,955,062	6,758,408
Net increase (decrease) in net assets	(27,750,054)	26,045,029	24,363,454	6,716,249

NET ASSETS:
Beginning of period	153,691,004	127,645,975	6,716,249	—
End of period	$125,940,950	$153,691,004	$31,079,703	$6,716,249
Undistributed net investment income (accumulated net investment loss) at end of period	$(719,799)	$(13,333)	$23,428	$34,157

(1)  Commencement of operations

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING SmallCap Value Fund		ING SmallCap Value Choice Fund
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	February 1, 2005(1) to May 31, 2005
FROM OPERATIONS:
Net investment loss	$(308,790)	$(783,394)	$(25,488)	$(3,958)
Net realized gain (loss) on investments	6,085,084	24,004,981	204,948	(11,172)
Net change in unrealized appreciation or depreciation on investments	(903,288)	(21,885,346)	1,433,815	(132,986)
Net increase (decrease) in net assets resulting from operations	4,873,006	1,336,241	1,613,275	(148,116)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net realized gains:
Class A	—	(5,340,181)	—	—
Class B	—	(1,592,895)	—	—
Class C	—	(2,730,797)	—	—
Class I	—	(31,243)	—	—
Class Q	—	(4,047)	—	—
Total distributions	—	(9,699,163)	—	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,636,144	104,901,397	9,880,444	6,598,997
Dividends reinvested	—	7,367,516	—	—
	1,636,144	112,268,913	9,880,444	6,598,997
Cost of shares redeemed	(38,393,048)	(51,689,775)	(1,357,410)	(366,916)
Net increase (decrease) in net assets resulting from capital share transactions	(36,756,904)	60,579,138	8,523,034	6,232,081
Net increase (decrease) in net assets	(31,883,898)	52,216,216	10,136,309	6,083,965

NET ASSETS:
Beginning of period	147,084,114	94,867,898	6,083,965	—
End of period	$115,200,216	$147,084,114	$16,220,274	$6,083,965
Undistributed net investment income (accumulated net investment loss) at end of period	$(322,123)	$(13,333)	$2,481	$27,969

(1)  Commencement of operations

See Accompanying Notes to Financial Statements

ING CONVERTIBLE FUND (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A
						Eleven
	Six Months					Months	Year
	Ended					Ended	Ended
	November 30,	Year Ended May 31,				May 31,	June 30,
	2005	2005	2004	2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$17.50	18.11	16.20	15.35	17.89	27.70	23.27
Income (loss) from investment operations:
Net investment income	$0.23	0.37 *	0.36	0.38	0.30	0.85	0.42
Net realized and unrealized gain (loss) on investments	$1.07	(0.51)	1.97	0.78	(2.34)	(5.29)	8.02
Total from investment operations	$1.30	(0.14)	2.33	1.16	(2.04)	(4.44)	8.44
Less distributions from:
Net investment income	$0.29	0.47	0.42	0.31	0.41	0.51	0.32
Net realized gain from investments	$—	—	—	—	0.09	4.86	3.69
Total distributions	$0.29	0.47	0.42	0.31	0.50	5.37	4.01
Net asset value, end of period	$18.51	17.50	18.11	16.20	15.35	17.89	27.70
Total Return(2)%	7.46	(0.85)	14.52	7.80	(11.44)	(17.78)	39.88

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$49,216	52,895	63,443	51,008	60,692	98,896	131,218
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	1.33	1.35	1.48	1.59	1.46	1.42	1.35
Gross expenses prior to expense reimbursement(3)%	1.43	1.39	1.48	1.59	1.46	1.41	1.35
Net investment income after expense reimbursement(3)(4)%	2.36	2.05	2.13	2.57	1.93	2.20	1.78
Portfolio turnover rate	% 27	72	138	97	100	145	129

	Class B
							Eleven
	Six Months						Months	Year
	Ended						Ended	Ended
	November 30,		Year Ended May 31,				May 31	June 30,
	2005		2005	2004	2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$19.29		19.91	17.79	16.83	19.56	30.20	25.34
Income (loss) from investment operations:
Net investment income	$0.18		0.27 *	0.30	0.35	0.24	0.49	0.29
Net realized and unrealized gain (loss) on investments	$1.18	*	(0.57)	2.13	0.83	(2.59)	(5.49)	8.77
Total from investment operations	$1.36		(0.30)	2.43	1.18	(2.35)	(5.00)	9.06
Less distributions from:
Net investment income	$0.21		0.32	0.31	0.22	0.28	0.34	0.19
Net realized gain from investments	$—		—	—	—	0.10	5.30	4.01
Total distributions	$0.21		0.32	0.31	0.22	0.38	5.64	4.20
Net asset value, end of period	$20.44		19.29	19.91	17.79	16.83	19.56	30.20
Total Return(2)%	7.05		(1.56)	13.75	7.16	(12.04)	(18.26)	39.21

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$44,206		50,727	75,097	72,364	88,650	125,366	139,704
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	2.08		2.05	2.13	2.24	2.11	2.07	2.00
Gross expenses prior to expense reimbursement(3)%	2.08		2.05	2.13	2.24	2.11	2.06	2.00
Net investment income after expense reimbursement(3)(4)%	1.61		1.35	1.48	1.92	1.28	1.55	1.13
Portfolio turnover rate	% 27		72	138	97	100	145	129

(1)	The Fund changed its fiscal year end to May 31.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*	Per share data calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING CONVERTIBLE FUND (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class C
						Eleven
	Six Months					Months	Year
	Ended					Ended	Ended
	November 30,	Year Ended May 31,				May 31,	June 30,
	2005	2005	2004	2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$17.95	18.56	16.62	15.75	18.33	28.33	23.78
Income (loss) from investment operations:
Net investment income	$0.17	0.25 *	0.27	0.32	0.22	0.58	0.28
Net realized and unrealized gain (loss) on investments	$1.10	(0.52)	1.99	0.78	(2.42)	(5.26)	8.22
Total from investment operations	$1.27	(0.27)	2.26	1.10	(2.20)	(4.68)	8.50
Less distributions from:
Net investment income	$0.22	0.34	0.32	0.23	0.29	0.35	0.19
Net realized gain from investments	$—	—	—	—	0.09	4.97	3.76
Total distributions	$0.22	0.34	0.32	0.23	0.38	5.32	3.95
Net asset value, end of period	$19.00	17.95	18.56	16.62	15.75	18.33	28.33
Total Return(2)%	7.07	(1.52)	13.72	7.15	(12.03)	(18.25)	39.24

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$52,603	56,329	71,365	66,412	81,247	118,363	156,592
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	2.08	2.05	2.13	2.24	2.11	2.07	2.00
Gross expenses prior to expense reimbursement(1)%	2.08	2.05	2.13	2.24	2.11	2.06	2.00
Net investment income after expense reimbursement(3)(4)%	1.61	1.36	1.48	1.92	1.28	1.55	1.13
Portfolio turnover rate	% 27	72	138	97	100	145	129

(1)	The Fund changed its fiscal year end to May 31.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*	Per share data calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING EQUITY AND BOND FUND (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A
	Six Months Ended November 30,	Year Ended May 31,					Eleven Months Ended May 31,	Year Ended June 30,
	2005	2005	2004		2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$12.84	12.47	11.71		12.06	13.30	15.04	19.23
Income (loss) from investment operations:
Net investment income	$0.10	0.19	0.15		0.31	0.39	0.93	0.51
Net realized and unrealized gain (loss) on investments	$0.32	0.37	0.87		(0.41)	(1.13)	(1.01)	(0.60)
Total from investment operations	$0.42	0.56	1.02		(0.10)	(0.74)	(0.08)	(0.09)
Less distributions from:
Net investment income	$0.14	0.19	0.26		0.25	0.45	0.51	0.39
Net realized gain from investments	$—	—	—		—	0.05	1.15	3.71
Total distributions	$0.14	0.19	0.26		0.25	0.50	1.66	4.10
Net asset value, end of period	$13.12	12.84	12.47		11.71	12.06	13.30	15.04
Total Return(2)%	3.32	4.51	8.84	†	(0.66)	(5.55)	(0.61)	(1.01)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$31,126	31,487	36,205		32,179	57,042	61,477	63,592
Ratios to average net assets:
Net expenses after expense reimbursement/ recoupment(3)(4)%	1.36	1.50	1.60		1.60	1.48	1.32	1.40
Gross expenses prior to expense reimbursement/recoupment(3)%	1.52	1.51	1.59		1.71	1.45	1.53	1.61
Net investment income after expense reimbursement/recoupment(3)(4)%	1.56	1.45	1.27		2.62	3.11	3.54	3.26
Portfolio turnover rate	% 146	216	302		129	145	76	173

	Class B
	Six Months Ended November 30,	Year Ended May 31,					Eleven Months Ended May 31,	Year Ended June 30,
	2005	2005	2004		2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$13.86	13.43	12.61		12.97	14.28	16.09	20.59
Income (loss) from investment operations:
Net investment income	$0.06	0.11	0.08		0.29	0.32	0.80	0.44
Net realized and unrealized gain (loss) on investments	$0.34	0.41	0.92		(0.47)	(1.22)	(0.98)	(0.64)
Total from investment operations	$0.40	0.52	1.00		(0.18)	(0.90)	(0.18)	(0.20)
Less distributions from:
Net investment income	$0.05	0.09	0.18		0.18	0.36	0.39	0.33
Net realized gain from investments	$—	—	—		—	0.05	1.24	3.97
Total distributions	$0.05	0.09	0.18		0.18	0.41	1.63	4.30
Net asset value, end of period	$14.21	13.86	13.43		12.61	12.97	14.28	16.09
Total Return(2)%	2.92	3.87	8.05	†	(1.29)	(6.26)	(1.21)	(1.58)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$11,690	15,052	19,386		22,348	31,682	35,828	41,026
Ratios to average net assets:
Net expenses after expense reimbursement/ recoupment(3)(4)%	2.11	2.19	2.25		2.25	2.13	1.97	2.05
Gross expenses prior to expense reimbursement/recoupment(3)%	2.17	2.16	2.24		2.36	2.10	2.18	2.26
Net investment income after expense reimbursement/recoupment(3)(4)%	0.79	0.75	0.62		1.97	2.46	2.89	2.61
Portfolio turnover rate	% 146	216	302		129	145	76	173

(1)	The Fund changed its fiscal year end to May 31.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

†	Total return without the effect of reimbursement by affiliate for investment transaction losses would have been 8.76% for Class A, and there was no effect on Class B.

See Accompanying Notes to Financial Statements

ING EQUITY AND BOND FUND (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class C
	Six Months Ended November 30,	Year Ended May 31,					Eleven Months Ended May 31,	Year Ended June 30,
	2005	2005	2004		2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$12.24	11.90	11.21		11.57	12.78	14.45	18.53
Income (loss) from investment operations:
Net investment income	$0.05	0.09	0.07		0.17	0.34	0.74	0.45
Net realized and unrealized gain (loss) on investments	$0.30	0.36	0.82		(0.34)	(1.13)	(0.91)	(0.62)
Total from investment operations	$0.35	0.45	0.89		(0.17)	(0.79)	(0.17)	(0.17)
Less distributions from:
Net investment income	$0.07	0.11	0.20		0.19	0.37	0.39	0.34
Net realized gain from investments	$—	—	—		—	0.05	1.11	3.57
Total distributions	$0.07	0.11	0.20		0.19	0.42	1.50	3.91
Net asset value, end of period	$12.52	12.24	11.90		11.21	11.57	12.78	14.45
Total Return(2)%	2.90	3.78	8.04	†	(1.27)	(6.20)	(1.28)	(1.53)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$10,878	11,963	13,566		14,240	18,007	22,679	25,838
Ratios to average net assets:
Net expenses after expense reimbursement/ recoupment(3)(4)%	2.11	2.19	2.25		2.25	2.13	1.97	2.05
Gross expenses prior to expense reimbursement(3)%	2.17	2.16	2.24		2.36	2.10	2.18	2.26
Net investment income after expense reimbursement/ recoupment(3)(4)%	0.81	0.76	0.62		1.96	2.46	2.89	2.61
Portfolio turnover rate	% 146	216	302		129	145	76	173

(1)	The Fund changed its fiscal year end to May 31.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

†	Total return without the effect of affiliated payments would have been 7.95%.

See Accompanying Notes to Financial Statements

ING REAL ESTATE FUND (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A
	Six Months Ended November 30,	Year Ended May 31,			December 20, 2002(1) to May 31,
	2005	2005	2004		2003
Per Share Operating Performance:
Net asset value, beginning of period	$14.82	12.76	11.06		10.06
Income from investment operations:
Net investment income	$0.21	0.47	0.57	*	0.16
Net realized and unrealized gain on investments	$1.62	3.04	2.29		1.04
Total from investment operations	$1.83	3.51	2.86		1.20
Less distributions from:
Net investment income	$0.25	0.50	0.65		0.20
Net realized gain from investments	$—	0.95	0.51		—
Total distributions	$0.25	1.45	1.16		0.20
Net asset value, end of period	$16.40	14.82	12.76		11.06
Total Return(2)%	12.42	28.51	26.79		12.06
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$82,594	57,799	16,569		982
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment and brokerage commission recapture(3)(4)%	1.15	1.15	1.27		1.45
Net expenses after expense reimbursement/recoupment and prior to brokerage commission recapture(3)(4)%	1.20	1.23	1.31		1.45
Gross expenses prior to expense reimbursement/recoupment and brokerage commission recapture(3)%	1.20	1.15	1.37		1.53
Net investment income after expense reimbursement/recoupment and brokerage commission recapture(3)(4)%	3.07	3.34	4.84		0.01
Portfolio turnover rate %	24	91	132		62

	Class B
	Six Months Ended November 30,	Year Ended May 31,			December 20, 2002(1) to May 31,
	2005	2005	2004		2003
Per Share Operating Performance:
Net asset value, beginning of period	$14.85	12.78	11.10		10.00
Income from investment operations:
Net investment income	$0.16	0.37	0.45	*	0.12
Net realized and unrealized gain on investments	$1.62	3.05	2.32		1.15
Total from investment operations	$1.78	3.42	2.77		1.27
Less distributions from:
Net investment income	$0.20	0.40	0.58		0.17
Net realized gain from investments	$—	0.95	0.51		—
Total distributions	$0.20	1.35	1.09		0.17
Net asset value, end of period	$16.43	14.85	12.78		11.10
Total Return(2)%	12.01	27.62	25.81		12.77
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$4,588	3,484	1,990		149
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment and brokerage commission recapture(3)(4)%	1.90	1.90	2.02		2.20
Net expenses after expense reimbursement/recoupment and prior to brokerage commission recapture(3)(4)%	1.95	1.98	2.06		2.20
Gross expenses prior to expense reimbursement/recoupment and brokerage commission recapture(3)%	1.95	1.90	2.12		2.30
Net investment income after expense reimbursement/recoupment and brokerage commission recapture(3)(4)%	2.33	2.64	3.28		1.91
Portfolio turnover rate %	24	91	132		62

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*	Per share data calculated using weighted average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING REAL ESTATE FUND (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class C						Class O
	Six Months Ended November 30,	Year Ended May 31,			January 17 2003(1) to May 31,		Six Months Ended November 30,	September 15, 2004(1) to May 31,
	2005	2005		2004	2003		2005	2005
Per Share Operating Performance:
Net asset value, beginning of period	$15.28	13.11		11.37	9.96		14.81	13.52
Income (loss) from investment operations:
Net investment income (loss)	$0.18	0.38	*	0.43	(0.01	)*	0.31	0.39
Net realized and unrealized gain on investments	$1.61	3.13		2.40	1.50		1.52	2.23
Total from investment operations	$1.83	3.51		2.83	1.49		1.83	2.62
Less distributions from:
Net investment income	$0.19	0.39		0.58	0.08		0.25	0.38
Net realized gain from investments	$—	0.95		0.51	—		—	0.95
Total distributions	$0.19	1.34		1.09	0.08		0.25	1.33
Net asset value, end of period	$16.92	15.28		13.11	11.37		16.39	14.81
Total Return(2)%	11.99	27.57		25.75	15.03		12.44	20.12
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$2,639	2,720		2,708	157		18,489	12,305
Ratios to average net assets:
Net expenses after expense reimbursement/ recoupment and brokerage commission recapture(3)(4)%	1.90	1.90		2.02	2.20		1.12	1.15
Net expenses after expense reimbursement/ recoupment and prior to brokerage commission recapture(3)(4)%	1.95	1.98		2.06	2.20		1.17	1.23
Gross expenses prior to expense reimbursement and brokerage commission recapture(3)%	1.95	1.90		2.12	2.30		1.17	1.15
Net investment income (loss) after expense reimbursement/recoupment and brokerage commission recapture(3)(4)%	2.29	2.65		3.54	(1.62)		3.13	3.32
Portfolio turnover rate %	24	91		132	62		24	91

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*	Per share data calculated using weighted average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING DISCIPLINED LARGECAP FUND (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A
	Six Months Ended November 30,	Year Ended May 31,				Seven Months Ended May 31,	Year Ended October 31,
	2005	2005	2004	2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$9.68	8.82	7.61	8.43	9.87	11.17	11.14
Income (loss) from investment operations:
Net investment income (loss)	$0.03	0.06	0.01	0.03	0.03	(0.01)	—
Net realized and unrealized gain (loss) on investments	$0.51	0.80	1.20	(0.85)	(1.47)	(1.29)	0.18
Total from investment operations	$0.54	0.86	1.21	(0.82)	(1.44)	(1.30)	0.18
Less distributions from:
Net realized gain from investments	$—	—	—	—	—	—	0.15
Total distributions	$—	—	—	—	—	—	0.15
Net asset value, end of period	$10.22	9.68	8.82	7.61	8.43	9.87	11.17
Total Return(2)%	5.58	9.75	15.90	(9.73)	(14.59)	(11.64)	1.55
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$5,129	5,173	5,362	7,205	9,883	12,748	23,571
Ratios to average net assets:
Net expenses after expense reimbursement(3)%	1.36	1.40	1.53	1.54	1.33	1.45	1.37
Gross expenses prior to expense reimbursement(3)%	1.54	1.42	1.53	1.54	1.33	1.45	1.37
Net investment income (loss) after expense reimbursement(3)%	0.64	0.60	0.11	0.32	0.12	(0.13)	0.01
Portfolio turnover rate %	92	154	200	106	149	26	57

	Class B
	Six Months Ended November 30	Year Ended May 31,				Seven Months Ended May 31,	Year Ended October 31,
	2005	2005	2004	2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$9.25	8.49	7.37	8.23	9.70	11.04	11.09
Income (loss) from investment operations:
Net investment loss	$(0.01)	(0.01)	(0.05)	(0.03)	(0.07)	(0.05)	(0.08)
Net realized and unrealized gain (loss) on investments	$0.49	0.77	1.17	(0.83)	(1.40)	(1.29)	0.18
Total from investment operations	$0.48	0.76	1.12	(0.86)	(1.47)	(1.34)	0.10
Less distributions from:
Net realized gain from investments	$—	—	—	—	—	—	0.15
Total distributions	$—	—	—	—	—	—	0.15
Net asset value, end of period	$9.73	9.25	8.49	7.37	8.23	9.70	11.04
Total Return(2)%	5.19	8.95	15.20	(10.45)	(15.15)	(12.14)	0.83
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$26,578	28,635	32,848	34,358	53,185	76,726	94,028
Ratios to average net assets:
Net expenses after expense reimbursement(3)%	2.11	2.12	2.23	2.24	2.03	2.15	2.07
Gross expenses prior to expense reimbursement(3)%	2.24	2.12	2.23	2.24	2.03	2.15	2.07
Net investment loss after expense reimbursement(3)%	(0.22)	(0.11)	(0.59)	(0.43)	(0.58)	(0.83)	(0.70)
Portfolio turnover rate %	92	154	200	106	149	26	57

(1)	The Fund changed its fiscal year end to May 31.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

ING DISCIPLINED LARGECAP FUND (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class C
	Six Months Ended November 30,	Year Ended May 31,				Seven Months Ended May 31,	Year Ended October 31,
	2005	2005	2004	2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$9.25	8.49	7.37	8.23	9.70	11.05	11.09
Income (loss) from investment operations:
Net investment loss	$(0.01)	(0.01)	(0.06)	(0.04)	(0.09)	(0.05)	(0.08)
Net realized and unrealized gain (loss) on investments	$0.49	0.77	1.18	(0.82)	(1.38)	(1.30)	0.19
Total from investment operations	$0.48	0.76	1.12	(0.86)	(1.47)	(1.35)	0.11
Less distributions from:
Net realized gain from investments	$—	—	—	—	—	—	0.15
Total distributions	$—	—	—	—	—	—	0.15
Net asset value, end of period	$9.73	9.25	8.49	7.37	8.23	9.70	11.05
Total Return(2)%	5.19	8.95	15.20	(10.45)	(15.15)	(12.12)	0.92
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$11,309	12,170	15,233	21,478	36,486	66,252	88,449
Ratios to average net assets:
Net expenses after expense reimbursement(3)%	2.11	2.12	2.23	2.24	2.03	2.15	2.07
Gross expenses prior to expense reimbursement(3)%	2.24	2.12	2.23	2.24	2.03	2.15	2.07
Net investment loss after expense reimbursement(3)%	(0.22)	(0.11)	(0.59)	(0.43)	(0.58)	(0.83)	(0.70)
Portfolio turnover rate %	92	154	200	106	149	26	57

(1)	The Fund changed its fiscal year end to May 31.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

ING LARGECAP GROWTH FUND (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A
	Six Months Ended November 30,	Year Ended May 31,				Eleven Months Ended May 31,	Year Ended June 30,
	2005	2005	2004	2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$17.88	18.11	14.33	16.59	24.40	43.12	28.09
Income (loss) from investment operations:
Net investment loss	$(0.07)	(0.07)	(0.10)	(0.15)	(0.18)	(0.20)	(0.22)
Net realized and unrealized gain (loss) on investments	$1.21	0.37	3.88	(2.11)	(7.63)	(18.05)	15.63
Total from investment operations	$1.14	0.30	3.78	(2.26)	(7.81)	(18.25)	15.41
Less distributions from:
Net investment income	$—	0.38	—	—	0.00 *	—	—
Net realized gain from investments	$—	—	—	—	—	0.47	0.38
Return of capital	$—	0.15	—	—	—	—	—
Total distributions $		0.53	—	—	0.00 *	0.47	0.38
Net asset value, end of period	$19.02	17.88	18.11	14.33	16.59	24.40	43.12
Total Return(2)%	6.38	1.65	26.38	(13.62)	(31.99)	(42.67)	55.35
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$109,361	111,208	109,858	40,941	65,642	161,824	186,261
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment and brokerage commission recapture(3)(4)%	1.44	1.43	1.42	1.60	1.58	1.47	1.36
Net expenses after expense reimbursement/recoupment and prior to brokerage commission recapture(3)(4)%	1.45	1.45	1.45	1.60	1.58	1.47	1.36
Gross expenses prior to expense reimbursement and brokerage commission recapture(3)%	1.46	1.40	1.61	1.76	1.58	1.47	1.36
Net investment loss after expense reimbursement/recoupment and brokerage commission recapture(3)(4)%	(0.68)	(0.49)	(0.82)	(0.96)	(1.12)	(0.78)	(0.87)
Portfolio turnover rate %	43	81	142	291	536	331	139

	Class B
	Six Months Ended November30,	Year Ended May 31,				Eleven Months Ended May 31	Year Ended June 30,
	2005	2005	2004	2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$17.33	17.57	13.99	16.30	24.14	42.94	28.15
Income (loss) from investment operations:
Net investment loss	$(0.14)	(0.24)	(0.21)	(0.24)	(0.43)	(0.41)	(0.39)
Net realized and unrealized gain (loss) on investments	$1.19	0.41	3.79	(2.07)	(7.41)	(17.92)	15.56
Total from investment operations	$1.05	0.17	3.58	(2.31)	(7.84)	(18.33)	15.17
Less distributions from:
Net investment income	$—	0.26	—	—	—	—	—
Net realized gain from investments	$—	—	—	—	—	0.47	0.38
Return of capital	$—	0.15	—	—	—	—	—
Total distributions	$—	0.41	—	—	—	0.47	0.38
Net asset value, end of period	$18.38	17.33	17.57	13.99	16.30	24.14	42.94
Total Return(2)%	6.06	0.97	25.59	(14.17)	(32.48)	(43.04)	55.37
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$97,844	106,162	119,658	72,575	116,738	224,572	333,256
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment and brokerage commission recapture(3)(4)%	2.09	2.08	2.07	2.25	2.23	2.12	2.01
Net expenses after expense reimbursement/recoupment and prior to brokerage commission recapture(3)(4)%	2.10	2.10	2.09	2.25	2.23	2.12	2.01
Gross expenses prior to expense reimbursement/recoupment and brokerage commission recapture(3)%	2.11	2.05	2.26	2.41	2.23	2.12	2.01
Net investment loss after expense reimbursement and brokerage commission recapture(3)(4)%	(1.33)	(1.13)	(1.47)	(1.61)	(1.77)	(1.43)	(1.52)
Portfolio turnover rate %	43	81	142	291	536	331	139

(1)	The Fund changed its fiscal year end to May 31.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*	Amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements

ING LARGECAP GROWTH FUND (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class C
	Six Months Ended November 30,	Year Ended May 31,				Eleven Months Ended May 31,	Year Ended June 30,
	2005	2005	2004	2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$17.27	17.52	13.95	16.25	24.07	42.82	28.07
Income (loss) from investment operations:
Net investment loss	$(0.13)	(0.19)	(0.22)	(0.25)	(0.48)	(0.39)	(0.35)
Net realized and unrealized gain (loss) on investments	$1.18	0.36	3.79	(2.05)	(7.34)	(17.89)	15.48
Total from investment operations	$1.05	0.17	3.57	(2.30)	(7.82)	(18.28)	15.13
Less distributions from:
Net investment income	$—	0.27	—	—	—	—	—
Net realized gain from investments	$—	—	—	—	—	0.47	0.38
Return of capital	$—	0.15	—	—	—	—	—
Total distributions	$—	0.42	—	—	—	0.47	0.38
Net asset value, end of period	$18.32	17.27	17.52	13.95	16.25	24.07	42.82
Total Return(2)%	6.08	0.92	25.59	(14.15)	(32.49)	(43.04)	54.38
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$49,390	52,355	53,976	31,516	54,048	117,222	152,682
Ratios to average net assets:
Net expenses after expense reimbursement and brokerage commission recapture(3)(4)%	2.09	2.08	2.07	2.25	2.23	2.12	2.01
Net expenses after expense reimbursement and prior to brokerage commission recapture(3)(4)%	2.10	2.10	2.09	2.25	2.23	2.12	2.01
Gross expenses prior to expense reimbursement and brokerage commission recapture(3)%	2.11	2.05	2.26	2.41	2.23	2.12	2.01
Net investment loss after expense reimbursement and brokerage commission recapture(3)(4)%	(1.33)	(1.13)	(1.47)	(1.61)	(1.77)	(1.43)	(1.52)
Portfolio turnover rate %	43	81	142	291	536	331	139

(1)	The Fund changed its fiscal year end to May 31.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*	Amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements

ING MIDCAP OPPORTUNITIES FUND (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A
						Five
	Six Months					Months	Year
	Ended					Ended	Ended
	November 30,	Year Ended May 31,				May 31,	December 31,
	2005	2005	2004	2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$13.01	12.06	10.12	11.11	14.58	19.12	21.29
Income (loss) from investment operations:
Net investment loss	$(0.07)	(0.16)	(0.06)	(0.12)	(0.17)*	(0.11)	(0.15)
Net realized and unrealized gain (loss) on investments	$1.35	1.10	2.00	(0.87)	(3.30)	(4.43)	0.16
Total from investment operations	$1.28	0.94	1.94	(0.99)	(3.47)	(4.54)	0.01
Less distributions from:
Net realized gain from investments	$—	—	—	—	—	—	2.18
Total distributions	$—	—	—	—	—	—	2.18
Payment by affiliate	$—	0.01	—	—	—	—	—
Net asset value, end of period	$14.29	13.01	12.06	10.12	11.11	14.58	19.12
Total Return(2)%	9.84	7.88 †	19.17	(8.91)	(23.80)	(23.74)	(0.35)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$122,414	118,668	133,363	44,010	68,106	24,265	25,742
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	1.50	1.64	1.59	1.50	1.77	2.06	1.66
Gross expenses prior to expense reimbursement/recoupment(3)%	1.75	1.71	1.70	1.83	1.99	2.06	1.66
Net investment loss after expense reimbursement/recoupment(3)(4)%	(0.95)	(1.15)	(1.06)	(1.15)	(1.45)	(1.52)	(0.96)
Portfolio turnover rate %	55	50	115	345	399	182	188

	Class B
						Five
	Six Months					Months	Year
	Ended					Ended	Ended
	November 30,	Year Ended May 31,				May 31,	December 31,
	2005	2005	2004	2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$12.41	11.59	9.80	10.83	14.30	18.79	21.12
Income (loss) from investment operations:
Net investment loss	$(0.12)	(0.27)	(0.06)	(0.20)	(0.25)*	(0.14)	(0.24)
Net realized and unrealized gain (loss) on investments	$1.29	1.08	1.85	(0.83)	(3.22)	(4.35)	0.09
Total from investment operations	$1.17	0.81	1.79	(1.03)	(3.47)	(4.49)	(0.15)
Less distributions from:
Net realized gain from investments	$—	—	—	—	—	—	2.18
Total distributions	$—	—	—	—	—	—	2.18
Payment by affiliate	$—	0.01	—	—	—	—	—
Net asset value, end of period	$13.58	12.41	11.59	9.80	10.83	14.30	18.79
Total Return(2)%	9.43	7.08 †	18.27	(9.51)	(24.27)	(23.90)	(1.13)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$123,421	139,100	191,288	43,183	69,621	28,448	35,551
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	2.25	2.37	2.29	2.20	2.47	2.76	2.36
Gross expenses prior to expense reimbursement/recoupment(3)%	2.45	2.41	2.40	2.53	2.69	2.76	2.36
Net investment loss after expense reimbursement/recoupment(3)(4)%	(1.71)	(1.87)	(1.69)	(1.85)	(2.15)	(2.22)	(1.66)
Portfolio turnover rate %	55	50	115	345	399	182	188

(1)	The Fund changed its fiscal year end to May 31.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*	Per share data calculated using weighted average number of shares outstanding throughout the period.
†

In 2005, the Sub-Adviser fully reimbursed the Fund for a loss on an investment transaction, which otherwise would have had a 0.08% impact on the Fund’s total return. Excluding the reimbursement, total return would have been 7.80% and 7.00% for Class A and Class B, respectively.

See Accompanying Notes to Financial Statements

ING MIDCAP OPPORTUNITIES FUND (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class C
	Six Months Ended November 30,	Year Ended May 31,				Five Months Ended May 31,	Year Ended December 31,
	2005	2005	2004	2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$12.35	11.53	9.75	10.77	14.24	18.72	21.03
Income (loss) from investment operations:
Net investment loss	$(0.12)	(0.26)	(0.12)	(0.19)	(0.25)*	(0.14)	(0.24)
Net realized and unrealized gain (loss) on investments	$1.29	1.07	1.90	(0.83)	(3.22)	(4.34)	0.11
Total from investment operations	$1.17	0.81	1.78	(1.02)	(3.47)	(4.48)	(0.13)
Less distributions from:
Net realized gain from investments	$—	—	—	—	—	—	2.18
Total distributions	$—	—	—	—	—	—	2.18
Payment by affiliate	$—	0.01	—	—	—	—	—
Net asset value, end of period	$13.52	12.35	11.53	9.75	10.77	14.24	18.72
Total Return(2)%	9.47	7.11 †	18.26	(9.47)	(24.37)	(23.93)	(1.03)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$97,218	101,261	131,461	67,730	100,888	18,901	25,939
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	2.25	2.37	2.29	2.20	2.47	2.76	2.36
Gross expenses prior to expense reimbursement(3)%	2.45	2.41	2.40	2.53	2.69	2.76	2.36
Net investment loss after expense reimbursement(3)(4)%	(1.71)	(1.88)	(1.80)	(1.85)	(2.15)	(2.22)	(1.66)
Portfolio turnover rate %	55	50	115	345	399	182	188

(1)	The Fund changed its fiscal year end to May 31.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary (expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*	Per share data calculated using weighted average number of shares outstanding throughout the period.
†

In 2005, the Sub-Adviser fully reimbursed the Fund for a loss on an investment transaction, which otherwise would have had a 0.08% impact on the Fund’s total return. Excluding the reimbursement, total return would have been 7.03% for Class C.

See Accompanying Notes to Financial Statements

ING SMALLCAP OPPORTUNITIES FUND (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A
	Six Months Ended November 30,	Year Ended May 31,					Five Months Ended May 31,	Year Ended December 31,
	2005	2005		2004	2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$24.37	22.53		18.16	24.04	38.78	47.17	59.35
Income (loss) from investment operations:
Net investment loss	$(0.16)	(0.31	)*	(0.37)	(0.35)	(0.51)*	(0.23)	(0.54)
Net realized and unrealized gain (loss) on investments	$3.28	2.15		4.74	(5.53)	(13.24)	(8.16)	(2.74)
Total from investment operations	$3.12	1.84		4.37	(5.88)	(13.75)	(8.39)	(3.28)
Less distributions from:
Net realized gain from investments	$—	—		—	—	0.99	—	8.90
Total distributions	$—	—		—	—	0.99	—	8.90
Net asset value, end of period	$27.49	24.37		22.53	18.16	24.04	38.78	47.17
Total Return(2)%	12.80%	8.17		24.06 †	(24.46)	(35.86)	(17.79)	(6.04)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$97,464	93,821		105,890	118,570	183,810	159,641	177,286
Ratios to average net assets:
Net expenses after expense reimbursement(3)%	1.50	1.63		1.74	1.88	1.81	1.69	1.45
Gross expenses prior to expense reimbursement(3)%	1.81	1.74		1.74	1.88	1.81	1.69	1.45
Net investment loss after expense reimbursement(3)%	(1.20)	(1.36)		(1.52)	(1.80)	(1.70)	(1.41)	(1.05)
Portfolio turnover rate %	52	62		60	357	427	104	134

	Class B
	Six Months Ended November 30,	Year Ended May 31,					Five Months Ended May 31,	Year Ended December 31,
	2005	2005		2004	2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$22.32	20.78		16.87	22.48	36.60	44.64	57.06
Income (loss) from investment operations:
Net investment loss	$(0.20)	(0.44	)*	(0.50)	(0.48)	(0.68)*	(0.33)	(0.96)
Net realized and unrealized gain (loss) on investments	$2.96	1.98		4.41	(5.13)	(12.45)	(7.71)	(2.56)
Total from investment operations	$2.76	1.54		3.91	(5.61)	(13.13)	(8.04)	(3.52)
Less distributions from:
Net realized gain from investments	$—	—		—	—	0.99	—	8.90
Total distributions	$—	—		—	—	0.99	—	8.90
Net asset value, end of period	$25.08	22.32		20.78	16.87	22.48	36.60	44.64
Total Return(2)%	12.37	7.41		23.18 †	(24.96)	(36.31)	(18.01)	(6.71)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$36,182	43,929		77,751	85,465	154,899	206,968	266,348
Ratios to average net assets:
Net expenses after expense reimbursement(3)%	2.25	2.35		2.44	2.58	2.51	2.39	2.15
Gross expenses prior to expense reimbursement(3)%	2.51	2.44		2.44	2.58	2.51	2.39	2.15
Net investment loss after expense reimbursement(3)%	(1.95)	(2.10)		(2.07)	(2.50)	(2.40)	(2.11)	(1.75)
Portfolio turnover rate %	52	62		60	357	427	104	134

(1)	The Fund changed its fiscal year-end to May 31.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.
*	Per share data calculated using weighted average number of shares outstanding throughout the period.
†	Total return without the effect of reimbursement by affiliate for investment transaction losses would have been 23.95% and 23.12%, for Class A and Class B, respectively.

See Accompanying Notes to Financial Statements

ING SMALLCAP OPPORTUNITIES FUND (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class C
	Six Months Ended November 30,	Year Ended May 31,					Five Months Ended May 31,	Year Ended December 31,
	2005	2005		2004	2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$22.27	20.73		16.83	22.44	36.53	44.54	56.98
Income (loss) from investment operations:
Net investment loss	$(0.21)	(0.44	)*	(0.49)	(0.49)	(0.67)*	(0.33)	(0.97)
Net realized and unrealized gain (loss) on investments	$2.96	1.98		4.39	(5.12)	(12.43)	(7.68)	(2.57)
Total from investment operations	$2.75	1.54		3.90	(5.61)	(13.10)	(8.01)	(3.54)
Less distributions from:
Net realized gain from investments	$—	—		—	—	0.99	—	8.90
Total distributions	$—	—		—	—	0.99	—	8.90
Net asset value, end of period	$25.02	22.27		20.73	16.83	22.44	36.53	44.54
Total Return(2)%	12.35	7.43		23.17 †	(25.00)	(36.30)	(17.98)	(6.76)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$43,002	43,603		57,140	63,406	119,498	78,658	104,094
Ratios to average net assets:
Net expenses after expense reimbursement(3)%	2.25	2.35		2.44	2.58	2.51	2.39	2.15
Gross expenses prior to expense reimbursement(3)%	2.51	2.44		2.44	2.58	2.51	2.39	2.15
Net investment loss after expense reimbursement(3)%	(1.95)	(2.09)		(2.06)	(2.50)	(2.40)	(2.11)	(1.75)
Portfolio turnover rate %	52	62		60	357	427	104	134

(1)	The Fund changed its fiscal year-end to May 31.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.
*	Per share data calculated using weighted average number of shares outstanding throughout the period.
†	Total return without the effect of reimbursement by affiliate for investment transaction losses would have been 23.11% for Class C.

See Accompanying Notes to Financial Statements

ING FINANCIAL SERVICES FUND (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A
	Six Months Ended November 30,	Year Ended May 31,				Eleven Months Ended May 31,	Year Ended June 30,
	2005	2005	2004	2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$22.21	22.03	19.24	22.11	23.36	16.42	24.38
Income (loss) from investment operations:
Net investment income	$0.14	0.16	0.09	0.12	0.14	0.31	0.32
Net realized and unrealized gain (loss) on investments	$2.44	1.58	3.60	(1.78)	1.29	7.11	(5.30)
Total from investment operations	$2.58	1.74	3.69	(1.66)	1.43	7.42	(4.98)
Less distributions from:
Net investment income	$—	0.08	0.08	0.09	0.33	0.33	0.25
Net realized gain from investments	$—	1.48	0.82	1.12	2.35	0.15	2.73
Total distributions	$—	1.56	0.90	1.21	2.68	0.48	2.98
Net asset value, end of period	$24.79	22.21	22.03	19.24	22.11	23.36	16.42
Total Return(2)%	11.62	7.97	19.57	(6.98)	7.05	46.01	(22.44)
Ratios and Supplemental Data:
Net assets, end of period (millions)	$194	183	193	182	231	252	210
Ratios to average net assets:
Net expenses after expense reimbursement(3)%	1.18	1.17	1.41	1.52	1.48	1.42	1.41
Gross expenses prior to expense reimbursement(3)%	1.28	1.27	1.41	1.52	1.48	1.42	1.41
Net investment income(3)%	1.13	0.69	0.40	0.54	0.54	1.48	1.46
Portfolio turnover rate %	13	27	35	19	43	39	10

	Class B
	Six Months Ended November 30,	Year Ended May 31,				Eleven Months Ended May 31,	Year Ended June 30,
	2005	2005	2004	2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$21.87	21.79	19.12	22.03	23.28	16.35	24.21
Income (loss) from investment operations:
Net investment income (loss)	$0.06	(0.01)	(0.08)	(0.07)	(0.04)	0.15	0.22
Net realized and unrealized gain (loss) on investments	$2.38	1.57	3.57	(1.72)	1.29	7.12	(5.32)
Total from investment operations	$2.44	1.56	3.49	(1.79)	1.25	7.27	(5.10)
Less distributions from:
Net investment income	$—	—	—	—	0.15	0.19	0.03
Net realized gain from investments	$—	1.48	0.82	1.12	2.35	0.15	2.73
Total distributions	$—	1.48	0.82	1.12	2.50	0.34	2.76
Net asset value, end of period	$24.31	21.87	21.79	19.12	22.03	23.28	16.35
Total Return(2)%	11.16	7.21	18.60	(7.66)	6.22	45.01	(23.00)
Ratios and Supplemental Data:
Net assets, end of period (millions)	$103	107	127	127	171	183	148
Ratios to average net assets:
Expenses(3)%	1.93	1.92	2.16	2.27	2.23	2.17	2.16
Net investment income (loss)(3)%	0.37	(0.06)	(0.36)	(0.21)	(0.21)	0.73	0.71
Portfolio turnover rate %	13	27	35	19	43	39	10

(1)	The Fund changed its fiscal year end to May 31.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

ING FINANCIAL SERVICES FUND (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class C		Class O
	Six Months Ended November 30, 2005	August 24, 2004(1) to May 31, 2005	Six Months Ended November 30, 2005	September 15, 2004(1) to May 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$21.78	21.78	22.15	22.67
Income from investment operations:
Net investment income	$0.11	0.09	0.10	0.17
Net realized and unrealized gain on investments	$2.33	1.49	2.47	0.92
Total from investment operations	$2.44	1.58	2.57	1.09
Less distributions from:
Net investment income	$—	0.10	—	0.13
Net realized gain from investments	$—	1.48	—	1.48
Total distributions	$—	1.58	—	1.61
Net asset value, end of period	$24.22	21.78	24.72	22.15
Total Return(2)%	11.20	7.29	11.60	4.90
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$147	13	5,365	3,658
Ratios to average net assets:
Expenses(3)%	1.93	1.92	1.18	1.17
Net investment income(3)%	0.62	0.12	1.15	0.80
Portfolio turnover rate %	13	27	13	27

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3)	Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

ING LARGECAP VALUE FUND (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A			Class B
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	February 2, 2004(1) to May 31, 2004	Six Months Ended November 30, 2005	Year Ended May 31, 2005		February 2, 2004(1) to May 31, 2004
Per Share Operating Performance:
Net asset value, beginning of period	$10.23	9.65	10.00	10.17	9.63		10.00
Income (loss) from investment operations:
Net investment income (loss)	$0.05	0.05	0.01	0.02	(0.00	)*	(0.00)*
Net realized and unrealized income (loss) on investments	$(0.09)	0.69	(0.36)	(0.10)	0.65		(0.37)
Total from investment operations	$(0.04)	0.74	(0.35)	(0.08)	0.65		(0.37)
Less distributions from:
Net investment income	$—	0.08	—	—	0.03		—
Net realized gains on investments	$—	0.08	—	—	0.08		—
Total distributions	$—	0.16	—	—	0.11		—
Net asset value, end of period	$10.19	10.23	9.65	10.09	10.17		9.63
Total Return(2)%	(0.39)	7.64	(3.50)	(0.79)	6.78		(3.70)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$24,916	22,079	4,729	8,090	8,447		2,601
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	1.45	1.45	1.35	2.20	2.20		2.10
Gross expenses prior to expense reimbursement(3)%	1.50	1.94	4.05	2.25	2.69		4.80
Net investment income (loss) after expense reimbursement(3)(4)%	1.13	0.93	0.72	0.35	0.17		(0.07)
Portfolio turnover rate %	17	47	4	17	47		4

	Class C
	Six Months Ended November 30, 2005	Year Ended May 31, 2005		February 3, 2004(1) to May 31, 2004
Per Share Operating Performance:
Net asset value, beginning of period	$10.17	9.63		9.96
Income (loss) from investment operations:
Net investment loss	$0.02	0.00	*	(0.00	)*
Net realized and unrealized income (loss) on investments	$(0.10)	0.65		(0.33
Total from investment operations	$(0.08)	0.65		(0.33
Less distributions from:
Net investment income	$—	0.03		—
Net realized gains on investments	$—	0.08		—
Total distributions	$—	0.11		—
Net asset value, end of period	$10.09	10.17		9.63
Total Return(2)%	(0.79)	6.76		(3.31
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$11,508	11,358		3,793
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	2.20	2.20		2.11
Gross expenses prior to expense reimbursement(3)%	2.25	2.69		4.81
Net investment income (loss) after expense reimbursement(3)(4)%	0.36	0.17		(0.03
Portfolio turnover rate %	17	47		4

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*	Amount is less than $0.01 per share.

See Accompanying Notes to Financial Statements

ING MAGNACAP FUND (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A
	Six Months Ended November 30,	Year Ended May 31,				Eleven Months Ended May 31,	Year Ended June 30,
	2005	2005	2004	2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$10.81	10.28	8.82	10.11	13.54	15.84	17.69
Income (loss) from investment operations:
Net investment income	$0.07	0.12	0.09	0.06	0.07	0.05	0.07
Net realized and unrealized gain (loss) on investments	$0.87	0.54	1.46	(1.32)	(1.53)	(0.38)	(0.08)
Total from investment operations	$0.94	0.66	1.55	(1.26)	(1.46)	(0.33)	(0.01)
Less distributions from:
Net investment income	$0.10	0.13	0.09	0.03	0.07	0.09	0.05
Net realized gain from investments	$—	—	—	—	1.90	1.88	1.79
Total distributions	$0.10	0.13	0.09	0.03	1.97	1.97	1.84
Net asset value, end of period	$11.65	10.81	10.28	8.82	10.11	13.54	15.84
Total Return(2)%	8.75	6.48	17.64	(12.46)	(10.96)	(2.77)	(0.36)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$299,379	293,793	311,087	156,902	211,602	277,722	303,864
Ratios to average net assets:
Expenses(3)%	1.06	1.15	1.35	1.45	1.34	1.31	1.29
Net investment income(3)%	1.21	1.12	1.10	0.73	0.59	0.33	0.41
Portfolio turnover rate %	31	50	28	110	75	92	26

	Class B
	Six Months Ended November 30,	Year Ended May 31,				Eleven Months Ended May 31,	Year Ended June 30,
	2005	2005	2004	2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$10.46	9.91	8.48	9.75	13.14	15.44	17.36
Income (loss) from investment operations:
Net investment income (loss)	$0.03	0.06	0.04	0.00 *	(0.02)	(0.01)	(0.05)
Net realized and unrealized gain (loss) on investments	$0.82	0.51	1.39	(1.27)	(1.47)	(0.41)	(0.08)
Total from investment operations	$0.85	0.57	1.43	(1.27)	(1.49)	(0.42)	(0.13)
Less distributions from:
Net investment income	$0.01	0.02	—	—	—	—	—
Net realized gain from investments	$—	—	—	—	1.90	1.88	1.79
Total distributions	$0.01	0.02	—	—	1.90	1.88	1.79
Net asset value, end of period	$11.30	10.46	9.91	8.48	9.75	13.14	15.44
Total Return(2)%	8.16	5.77	16.86	(13.03)	(11.61)	(3.40)	(1.11)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$31,436	36,962	52,812	50,677	79,685	112,286	87,167
Ratios to average net assets:
Expenses(3)%	1.87	1.85	2.05	2.15	2.04	2.01	1.99
Net investment income (loss)(3)%	0.36	0.43	0.35	0.03	(0.11)	(0.37)	(0.29)
Portfolio turnover rate %	31	50	28	110	75	92	26

(1)	The Fund changed its fiscal year end to May 31.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.
*	Amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements

ING MAGNACAP FUND (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class C
	Six Months Ended November 30,	Year Ended May 31,				Eleven Months Ended May 31,	Year Ended June 30,
	2005	2005	2004	2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$10.46	9.91	8.48	9.76	13.14	15.44	17.37
Income (loss) from investment operations:
Net investment income (loss)	$0.02	0.08	0.03	0.00*	(0.01)	(0.01)	(0.10)
Net realized and unrealized gain (loss) on investments	$0.84	0.49	1.40	(1.28)	(1.47)	(0.41)	(0.04
Total from investment operations	$0.86	0.57	1.43	(1.28)	(1.48)	(0.42)	(0.14
Less distributions from:
Net investment income	$0.01	0.02	—	—	—	—	—
Net realized gain from investments	$—	—	—	—	1.90	1.88	1.79
Total distributions	$0.01	0.02	—	—	1.90	1.88	1.79
Net asset value, end of period	$11.31	10.46	9.91	8.48	9.76	13.14	15.44
Total Return(2)%	8.22	5.77	16.86	(13.11)	(11.53)	(3.41)	(1.17)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$6,352	6,490	11,502	8,291	9,693	10,887	3,660
Ratios to average net assets:
Expenses(3)%	1.87	1.85	2.05	2.15	2.04	2.01	1.99
Net investment income (loss)(3)%	0.38	0.43	0.36	0.03	(0.11)	(0.37)	(0.29
Portfolio turnover rate %	31	50	28	110	75	92	26

	Class M
	Six Months Ended November 30,	Year Ended May 31,				Eleven Months Ended May 31,	Year Ended June 30,
	2005	2005	2004	2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$10.73	10.16	8.68	9.96	13.36	15.64	17.51
Income (loss) from investment operations:
Net investment income (loss)	$0.04	0.09	0.08	0.03	0.02	—	(0.01)
Net realized and unrealized gain (loss) on investments	$0.86	0.52	1.41	(1.31)	(1.50)	(0.39)	(0.06)
Total from investment operations	$0.90	0.61	1.49	(1.28)	(1.48)	(0.39)	(0.07)
Less distributions from:
Net investment income	$0.04	0.04	0.01	—	0.02	0.01	0.01
Net realized gain from investments	$—	—	—	—	1.90	1.88	1.79
Total distributions	$0.04	0.04	0.01	—	1.92	1.89	1.80
Net asset value, end of period	$11.59	10.73	10.16	8.68	9.96	13.36	15.64
Total Return(2)%	8.40	6.01	17.13	(12.85)	(11.30)	(3.21)	(0.71)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$3,581	4,048	5,270	7,445	12,074	17,440	13,050
Ratios to average net assets:
Expenses(3)%	1.62	1.60	1.80	1.90	1.79	1.76	1.74
Net investment income (loss)(3)%	0.91	0.67	0.55	0.28	0.14	(0.12)	(0.04)
Portfolio turnover rate %	31	50	28	110	75	92	26

(1)	The Fund changed its fiscal year end to May 31.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.
*	Amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements

ING MIDCAP VALUE FUND (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A
	Six Months Ended November 30,	Year Ended May 31,			February 1, 2002(1) to May 31
	2005	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$11.02	11.53	8.36	10.28	10.00
Income (loss) from investment operations:
Net investment income (loss)	$(0.04)	(0.04)	(0.02)	0.00*	0.00
Net realized and unrealized gain (loss) on investments	$0.07	0.41	3.19	(1.77)	0.28
Total from investment operations	$0.03	0.37	3.17	(1.77)	0.28
Less distributions from:
Net investment income	$—	—	—	0.04	—
Net realized gain from investments	$—	0.88	—	0.11	—
Total distributions	$—	0.88	—	0.15	—
Net asset value, end of period	$11.05	11.02	11.53	8.36	10.28
Total Return(2)%	0.27	3.13	37.92	(16.94)	2.80
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$58,054	71,136	58,631	15,026	25,325
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	1.57	1.63	1.75	1.75	1.61
Gross expenses prior to expense reimbursement/recoupment(3)%	1.57	1.53	1.62	2.17	3.05
Net investment income (loss) after expense reimbursement/recoupment(3)(4)%	(0.59)	(0.35)	(0.18)	(0.10)	0.04
Portfolio turnover rate %	24	79	70	72	13

	Class B
	Six Months Ended November 30,	Year Ended May 31,			February 4, 2002(1) to May 31,
	2005	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$10.81	11.41	8.34	10.27	9.87
Income (loss) from investment operations:
Net investment loss	$(0.08)	(0.12)	(0.07)	(0.06)	(0.01)
Net realized and unrealized gain (loss) on investments	$0.07	0.40	3.14	(1.75)	0.41
Total from investment operations	$(0.01)	0.28	3.07	(1.81)	0.40
Less distributions from:
Net investment income	$—	—	—	0.01	—
Net realized gain from investments	$—	0.88	—	0.11	—
Total distributions	$—	0.88	—	0.12	—
Net asset value, end of period	$10.80	10.81	11.41	8.34	10.27
Total Return(2)%	(0.09)	2.35	36.81	(17.40)	4.05
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$32,468	38,071	34,856	12,205	11,656
Ratios to average net assets:
Net expenses after expense reimbursement/ recoupment(3)(4)%	2.32	2.38	2.50	2.50	2.36
Gross expenses prior to expense reimbursement/recoupment(3)%	2.32	2.28	2.37	2.92	3.80
Net investment loss after expense reimbursement/recoupment(3)(4)%	(1.34)	(1.09)	(0.95)	(0.82)	(0.71)
Portfolio turnover rate %	24	79	70	72	13

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*	Amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements

ING MIDCAP VALUE FUND (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class C
	Six Months Ended November 30,	Year Ended May 31,			February 4, 2002(1) to May 31,
	2005	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$10.81	11.40	8.34	10.26	9.87
Income (loss) from investment operations:
Net investment loss	$(0.08)	(0.12)	(0.07)	(0.05)	(0.01)
Net realized and unrealized gain (loss) on investments	0.07	0.41	3.13	(1.75)	0.40
Total from investment operations	$(0.01)	0.29	3.06	(1.80)	0.39
Less distributions from:
Net investment income	$—	—	—	0.01	—
Net realized gain from investments	$—	0.88	—	0.11	—
Total distributions	$—	0.88	—	0.12	—
Net asset value, end of period	$10.80	10.81	11.40	8.34	10.26
Total Return(2)%	(0.09)	2.44	36.69	(17.32)	3.95
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$33,977	42,426	31,982	12,034	9,731
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	2.32	2.38	2.50	2.50	2.36
Gross expenses prior to expense reimbursement/recoupment(3)%	2.32	2.28	2.37	2.92	3.80
Net investment loss after expense reimbursement/recoupment(3)(4)%	(1.34)	(1.09)	(0.94)	(0.81)	(0.71)
Portfolio turnover rate %	24	79	70	72	13

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

See Accompanying Notes to Financial Statements

ING MIDCAP VALUE CHOICE FUND (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A		Class B
	Six Months Ended November 30, 2005	February 1, 2005(1) to May 31, 2005	Six Months Ended November 30, 2005	February 1, 2005(1) to May 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$9.97	10.00	9.95	10.00
Income (loss) from investment operations:
Net investment income (loss)	$0.01	0.00 *	(0.05)	(0.01)
Net realized and unrealized income (loss) on investments	$1.59	(0.03)	1.62	(0.04)
Total from investment operations	$1.60	(0.03)	1.57	(0.05)
Net asset value, end of period	$11.57	9.97	11.52	9.95
Total Return(2)%	16.28	(0.30)	15.78	(0.50)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$15,624	3,598	3,348	1,107
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	1.50	1.50	2.25	2.25
Gross expenses prior to expense reimbursement(3)%	2.41	4.95	3.16	5.70
Net investment income (loss) after expense reimbursement(3)(4)%	0.19	0.23	(0.55)	(0.48)
Portfolio turnover rate %	23	10	23	10

	Class C
	Six Months Ended November 30, 2005	February 7, 2005(1) to May 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$9.94	9.94
Income (loss) from investment operations:
Net investment loss	$(0.05)	(0.00	)*
Net realized and unrealized income on investments	$1.62	0.00	*
Total from investment operations	$1.57	0.00	*
Net asset value, end of period	$11.51	9.94
Total Return(2)%	15.79	0.00	*
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$9,775	2,012
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	2.25	2.25
Gross expenses prior to expense reimbursement(3)%	3.16	5.70
Net investment loss after expense reimbursement(3)(4)%	(0.55)	(0.42)
Portfolio turnover rate %	23	10

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*	Amount is less than $0.01 or $(0.01) per share or 0.01%.

See Accompanying Notes to Financial Statements

ING SMALLCAP VALUE FUND (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A
	Six Months Ended November 30,	Year Ended May 31,			February 1, 2002(1) to May 31,
	2005	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$12.89	13.53	9.44	10.62	10.00
Income (loss) from investment operations:
Net investment loss	$(0.01)	(0.02)	(0.05)	(0.05)	(0.01)
Net realized and unrealized gain (loss) on investments	$0.43	0.27	4.88	(1.00)	0.63
Total from investment operations	$0.42	0.25	4.83	(1.05)	0.62
Less distributions from:
Net investment income	$—	—	—	0.04	—
Net realized gain from investments	$—	0.89	0.74	0.09	—
Total distributions	$—	0.89	0.74	0.13	—
Net asset value, end of period	$13.31	12.89	13.53	9.44	10.62
Total Return(2)%	3.26	1.67	52.83	(9.83)	6.20
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$59,669	79,748	45,609	12,280	18,435
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	1.59	1.66	1.75	1.75	1.62
Gross expenses prior to expense reimbursement(3)%	1.59	1.53	1.66	2.17	3.65
Net investment loss after expense reimbursement/recoupment(3)(4)%	(0.10)	(0.20)	(0.67)	(0.54)	(0.39)
Portfolio turnover rate	% 14	76	57	54	12

	Class B
	Six Months Ended November 30,	Year Ended May 31,			February 4, 2002(1) to May 31,
	2005	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$12.61	13.36	9.39	10.60	9.85
Income (loss) from investment operations:
Net investment loss	$(0.06)	(0.12)	(0.13)	(0.11)	(0.02)
Net realized and unrealized gain (loss) on investments	$0.43	0.26	4.84	(1.01)	0.77
Total from investment operations	$0.37	0.14	4.71	(1.12)	0.75
Less distributions from:
Net realized gain from investments	$—	0.89	0.74	0.09	—
Total distributions	$—	0.89	0.74	0.09	—
Net asset value, end of period	$12.98	12.61	13.36	9.39	10.60
Total Return(2)%	2.93	0.84	51.80	(10.53)	7.61
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$20,828	24,540	19,815	8,233	7,889
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	2.34	2.41	2.50	2.50	2.37
Gross expenses prior to expense reimbursement(3)%	2.34	2.28	2.41	2.92	4.40
Net investment loss after expense reimbursement/recoupment(3)(4)%	(0.86)	(0.97)	(1.37)	(1.29)	(1.14)
Portfolio turnover rate	% 14	76	57	54	12

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

See Accompanying Notes to Financial Statements

ING SMALLCAP VALUE FUND (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class C
	Six Months Ended November 30,	Year Ended May 31,			February 7, 2002(1) to May 31,
	2005	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$12.60	13.35	9.38	10.60	9.76
Income (loss) from investment operations:
Net investment loss	$(0.07)	(0.11)	(0.12)	(0.10)	(0.01)
Net realized and unrealized gain (loss) on investments	$0.43	0.25	4.83	(1.02)	0.85
Total from investment operations	$0.36	0.14	4.71	(1.12)	0.84
Less distributions from:
Net investment income	$—	—	—	0.01	—
Net realized gain from investments	$—	0.89	0.74	0.09	—
Total distributions	$—	0.89	0.74	0.10	—
Net asset value, end of period	$12.96	12.60	13.35	9.38	10.60
Total Return(2)%	2.86	0.84	51.86	(10.55)	8.61
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$34,153	42,276	28,906	11,241	8,468
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	2.34	2.41	2.50	2.50	2.37
Gross expenses prior to expense reimbursement(3)%	2.34	2.28	2.41	2.92	4.40
Net investment loss after expense reimbursement/recoupment(3)(4)%	(0.86)	(0.96)	(1.35)	(1.28)	(1.14)
Portfolio turnover rate	% 14	76	57	54	12

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

See Accompanying Notes to Financial Statements

ING SMALLCAP VALUE CHOICE FUND (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A		Class B
	Six Months Ended November 30, 2005	February 1, 2005(1) to May 31, 2005	Six Months Ended November 30, 2005	February 1, 2005(1) to May 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$9.57	10.00	9.55	10.00
Income (loss) from investment operations:
Net investment loss	$(0.04)	(0.00)*	(0.06)	(0.01)
Net realized and unrealized gain (loss) on investments	$1.55	(0.43)	1.52	(0.44)
Total from investment operations	$1.51	(0.43)	1.46	(0.45)
Net asset value, end of period	$11.08	9.57	11.01	9.55
Total Return(2)%	15.90	(4.30)	15.41	(4.50)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$10,725	3,976	1,160	591
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	1.51	1.50	2.26	2.25
Gross expenses prior to expense reimbursement(3)%	2.76	4.73	3.51	5.48
Net investment loss after expense reimbursement(3)(4)%	(0.22)	(0.18)	(0.95)	(0.93)
Portfolio turnover rate	% 14	14	14	14

			Class C
			Six Months Ended November 30, 2005	February 2, 2005(1) to May 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period			$9.56	10.05
Income (loss) from investment operations:
Net investment loss			$(0.06)	(0.01)
Net realized and unrealized gain (loss) on investments			$1.53	(0.48)
Total from investment operations			$1.47	(0.49)
Net asset value, end of period			$11.03	9.56
Total Return(2)			% 15.50	(4.88)
Ratios and Supplemental Data:
Net assets, end of period (000’s)			$3,714	1,517
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)			% 2.26	2.25
Gross expenses prior to expense reimbursement(3)			% 3.51	5.48
Net investment loss after expense reimbursement(3)(4)			% (0.93)	(0.91)
Portfolio turnover rate			% 14	14

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*	Amount is less than $0.01 per share.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. The ING Funds contained within this book are part of either ING Equity Trust (“IET”) or ING Investment Funds, Inc. (“IIF”) both of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended.

IET is a Massachusetts business trust organized on June 12, 1998 with twenty-seven separate series. Thirteen of which are discussed in this report: ING Convertible Fund (“Convertible”), ING Equity and Bond Fund (“Equity and Bond”), ING Real Estate Fund (“Real Estate”) ING Disciplined LargeCap Fund (“Disciplined LargeCap”), ING LargeCap Growth Fund (“LargeCap Growth”), ING MidCap Opportunities Fund (“MidCap Opportunities”), ING SmallCap Opportunities Fund (“SmallCap Opportunities”), ING Financial Services Fund (“Financial Services”), ING LargeCap Value Fund (“LargeCap Value”), ING MidCap Value Fund (“MidCap Value”), ING MidCap Value Choice Fund (“MidCap Value Choice”), ING SmallCap Value Fund (“SmallCap Value”) and ING SmallCap Value Choice Fund (“SmallCap Value Choice”), collectively (the “Funds”). IIF is a Maryland Corporation organized on July 7, 1969 with one Portfolio, ING MagnaCap Fund (“MagnaCap”).

Each Fund offers at least three of the following classes of shares: Class A, Class B, Class C, Class I, Class M, Class O and Class Q. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Differences in per share dividend rates generally results from differences in separate class expenses, including distribution, and shareholder servicing fees. Class B shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares approximately eight years after purchase.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A.           Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Funds’ valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Funds’ Board of Directors/Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Fund calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Fund’s Board, in accordance with methods that are specifically authorized by the Board. The valuation procedures techniques applied in any specific instance are likely to may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Funds related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities.

The value of a foreign security traded on an exchange outside the United States is generally based on the price of a foreign security on the principal foreign exchange where it trades as of the time a Fund determines its NAV or if the foreign exchange closes prior to the time the Fund determines its NAV, the most recent closing price of the foreign security on its principal exchange.

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange (“NYSE”) is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of securities held by a Fund in foreign securities markets. Further, the value of a Fund’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Fund. In calculating a Fund’s NAV, foreign securities in foreign currency are converted to U.S. dollar equivalents.

If an event occurs after the time at which the market for foreign securities held by the Fund closes but before the time that the Fund’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Fund determines its NAV. In such a case, the Fund will use the fair value of such securities as determined under the Fund’s valuation procedures. Events after the close of trading on a foreign market that could require the Fund to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Fund calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Fund is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Fund to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Fund determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Fund’s NAV. Investments in securities maturing in 60 days or less from the date of acquisition are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B.             Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method and included in interest income.

C.             Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars.

Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)          Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)          Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government securities. These risks include but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. Government securities.

D.            Foreign Currency Transactions and Futures Contracts. Certain Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of thecontract at the time it was opened and the value at the time it was closed.

E.              Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. Each Fund pays dividends, if any, as follows:

Annually
Disciplined LargeCap
LargeCap Growth
MidCap Opportunities
SmallCap Opportunities
Financial Services
LargeCap Value
MidCap Value
MidCap Value Choice
SmallCap Value
SmallCap Value Choice

Semi-Annually
MagnaCap

Quarterly
Convertible
Equity and Bond
Real Estate

Each Fund distributes capital gains, to the extent available, annually. The Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies.

F.              Federal Income Taxes. It is the policy of the Funds to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain for income tax purposes.

G.             Use of Estimates. Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America for investment companies. Actual results could differ from these estimates.

H.            Repurchase Agreements. Each Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Fund will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

I.                 Options Contracts. Each Fund may purchase put and call options and may write (sell) put options and covered call options. The Funds may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. The Funds will realize a gain or loss upon  the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

J.                Securities Lending. Each Fund has the option to temporarily loan up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. Government securities.Generally, in the event of counterparty default, the Fund has the right to use collateral to offset losses incurred. There would be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Fund.

K.            Organization Expenses and Offering Costs. Costs incurred with the organization of the Funds are expensed as incurred. Costs incurred with the offering of shares of the Funds are deferred and amortized over a period of twelve months.

L.              Illiquid and Restricted Securities. Each Fund may not invest more than 15% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. Each Fund also may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and generally may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to procedures adopted by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the illiquid and restricted securities are valued based upon their fair value determined under procedures approved by the Board.

M.         Delayed Delivery Transactions. Each Fund may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in each Fund’s Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds are required to segregate liquid assets with the Funds’ custodian sufficient to cover the purchase price.

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The Equity and Bond Fund, at times, may purchase FNMA/GNMA certificates on a delayed delivery, forward or when-issued basis with payment and delivery often taking place a month or more after the initiation of the transaction. It is the Fund’s policy to record when-issued FNMA/GNMA certificates (and the corresponding obligation to pay for the securities) at the time the purchase commitment becomes fixed — generally on the trade date. It is also the Fund’s policy to segregate assets to cover its commitments for when-issued securities on trade date.

N.            Mortgage Dollar Roll Transactions. In connection with a Fund’s ability to purchase or sell securities on a when-issued basis, the Funds may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Funds account for dollar roll transactions as purchases and sales.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended November 30, 2005, the cost of purchases and proceeds from the sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Convertible	$45,180,459	$70,129,383
Equity and Bond	32,549,196	35,545,269
Real Estate	85,544,193	61,400,652
Disciplined LargeCap	40,837,254	46,079,665
LargeCap Growth	129,579,782	154,434,096
MidCap Opportunities	197,605,339	248,002,861
SmallCap Opportunities	97,407,892	121,639,065
Financial Services	36,804,993	54,523,914
LargeCap Value	11,757,675	7,912,062
MagnaCap	103,834,436	138,511,917
MidCap Value	34,610,282	61,243,164
MidCap Value Choice	24,499,440	3,168,703
SmallCap Value	18,525,463	47,157,437
SmallCap Value Choice	10,199,193	1,523,054

U.S. Government securities not included above were as follows:

	Purchases	Sales
Equity and Bond	$45,991,683	$49,222,939

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Funds entered into Investment Management Agreements with ING Investments, LLC (the “Investment Manager”). The Investment Management Agreements compensate the Investment Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates:

As a Percent of Average Net Assets
Convertible	0.75% on first $500 million; 0.675% on next $500 million; and 0.65% in excess of $1 billion
Equity and Bond	0.75% on first $500 million; 0.675% on next $500 million; and 0.65% in excess of $1 billion
Real Estate	0.70%
Disciplined LargeCap	0.70%
LargeCap Growth	0.75% on first $500 million; 0.675% on next $500 million; and 0.65% in excess of $1 billion
MidCap Opportunities	1.00% on first $500 million; and 0.90% thereafter
SmallCap Opportunities	1.00% on first $100 million; 0.90% on next $150 million; 0.80% on next $250 million; and 0.75% in excess of $500 million
Financial Services	1.00% on first $30 million; 0.75% on next $95 million; and 0.70% in excess of $125 million
LargeCap Value	0.90% on first $50 million; 0.85% on next $450 million; and 0.80% thereafter
MagnaCap	1.00% on first $30 million; 0.75% on next $220 million; 0.625% on next $200 million; and 0.50% in excess of $450 million
MidCap Value	1.00% on first $50 million; and 0.90% thereafter
MidCap Value Choice	1.00%
SmallCap Value	1.00% on first $50 million; and 0.90% thereafter
SmallCap Value Choice	1.00%

ING Investment Management Co. (“ING IM”), a registered investment adviser, serves as Sub-Adviser to the Convertible, Equity and Bond, Disciplined LargeCap, MidCap Opportunities, SmallCap Opportunities, Financial Services and MagnaCap Funds pursuant to Sub-Advisory Agreements between the Investment Manager and ING IM.

ING Clarion Real Estate Securities L.P. (“INGCRES”), a registered investment adviser, is the Sub-Adviser to the Real Estate Fund pursuant to a Sub-Advisory Agreement between the Investment Manager and INGCRES.

Brandes Investment Partners, LP (“Brandes”), a registered investment adviser, serves as Sub-Adviser to the LargeCap Value, MidCap Value and SmallCap Value Funds pursuant to a Sub-Advisory Agreement between the Investment Manager and Brandes.

Wellington Management Company, LLP, a registered investment advisor, is the Sub-Adviser to the LargeCap Growth Fund.

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

NWQ Investment Management Company, LLC (“NWQ”), a registered investment advisor, serves as a Sub-Adviser to the MidCap Value Choice Fund and the SmallCap Value Choice Fund pursuant to a Sub-Advisory Agreement between the Investment Manager and NWQ.

ING Funds Services, LLC (the “Administrator” or “IFS”), serves as administrator to each Fund except Financial Services and MagnaCap. The Funds pay the Administrator a fee calculated at an annual rate of 0.10% of each Funds’ average daily net assets.

Financial Services and MagnaCap have entered into Shareholder Service Agreements with IFS whereby IFS will act as Shareholder Service Agent for the Funds. The agreement provides that IFS will be compensated for incoming and outgoing shareholder telephone calls and letters, and all reasonable out-of-pocket expenses incurred in connection with the performance of such services. Prior to March 1, 2002, IFS acted as Shareholder Service Agent for Convertible, Equity and Bond and LargeCap Growth.

MidCap Opportunities and SmallCap Opportunities also pay IFS an annual shareholder account servicing fee of $5.00, payable semi-annually, for each account of beneficial owners of shares.

The Investment Manager, ING IM, INGCRES, IFS and the Distributor are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is one of the largest financial services organizations in the world, and offers an array of banking, insurance and asset management services to both individuals and investors.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Each share class of the Funds (except Class I) has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby ING Funds Distributor, LLC (the “Distributor”) is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to reimburse or compensate expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, each class of shares of the Fund pays the Distributor a combined Distribution and/or Service Fee based on average daily net assets at the following rates:

	Class A(1)	Classes B and C	Class M	Class O	Class Q
Convertible	0.35%	1.00%	N/A	N/A	0.25%
Equity and Bond	0.35%	1.00%	N/A	N/A	0.25%
Real Estate	0.25%	1.00%	N/A	0.25%	0.25%
Disciplined LargeCap	0.30%	1.00%	N/A	N/A	N/A
LargeCap Growth	0.35%	1.00%	N/A	N/A	0.25%
MidCap Opportunities	0.30%	1.00%	N/A	N/A	0.25%
SmallCap Opportunities	0.30%	1.00%	N/A	N/A	0.25%
Financial Services	0.35%	1.00%	N/A	0.25%	N/A
LargeCap Value	0.25%	1.00%	N/A	N/A	N/A
MagnaCap(2)	0.30%	1.00%	0.75%	N/A	N/A
MidCap Value	0.25%	1.00%	N/A	N/A	0.25%
MidCap Value Choice	0.25%	1.00%	N/A	N/A	N/A
SmallCap Value	0.25%	1.00%	N/A	N/A	0.25%
SmallCap Value Choice	0.25%	1.00%	N/A	N/A	N/A

(1)   ING Funds Distributor, LLC has contractually agreed to waive 0.10% of the Distribution Fee for Class A shares of Financial Services. Effective January 1, 2005, ING Funds Distributor, LLC has also contractually agreed to waive 0.05% of the Distribution Fee for Class A shares of Disciplined LargeCap, MidCap Opportunities and SmallCap Opportunities and 0.10% of the Distribution Fee for Class A shares of Convertible and Equity and Bond. The fee waiver is for the period beginning January 1, 2005 through December 31, 2006.

(2)   MagnaCap Class A paid only 0.19% in Distribution Fees under their reimbursement plan which is limited to 0.30%.

Presently, the Funds’ class-specific expenses are limited to distribution fees incurred in connection with Class A, Class B, and Class C shares and service fees in connection with Class B, Class C and Class M shares. For the six months ended November 30, 2005, the Distributor retained the following amounts in sales charges:

Initial Sales Charges:	Class A Shares	Class B Shares	Class C Shares	Class M Shares
Convertible	$2,391	N/A	N/A	N/A
Equity and Bond	632	N/A	N/A	N/A
Real Estate	1,875	N/A	N/A	N/A
Disciplined LargeCap	424	N/A	N/A	N/A
LargeCap Growth	19,232	N/A	N/A	N/A
MidCap Opportunities	2,662	N/A	N/A	N/A
SmallCap Opportunities	1,262	N/A	N/A	N/A
Financial Services	4,525	N/A	N/A	N/A
LargeCap Value	6,204	N/A	N/A	N/A
MagnaCap	2,244	N/A	N/A	$36
MidCap Value	54	N/A	N/A	N/A
MidCap Value Choice	10,169	N/A	N/A	N/A
SmallCap Value	197	N/A	N/A	N/A
SmallCap Value Choice	4,819	N/A	N/A	N/A

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

Contingent Deferred Sales Charges:	Class A Shares	Class B Shares	Class C Shares	Class M Shares
Convertible	$382	N/A	$974	N/A
Equity and Bond	319	N/A	82	N/A
Real Estate	—	N/A	181	N/A
Disciplined LargeCap	—	N/A	139	N/A
LargeCap Growth	16,513	N/A	5,625	N/A
MidCap Opportunities	102	N/A	604	N/A
SmallCap Opportunities	15	N/A	384	N/A
Financial Services	15	N/A	—	N/A
LargeCap Value	—	N/A	962	N/A
MagnaCap	—	N/A	62	N/A
MidCap Value	2,871	N/A	2,267	N/A
MidCap Value Choice	—	N/A	822	N/A
SmallCap Value	—	N/A	7,275	N/A
SmallCap Value Choice	—	N/A	1,648	N/A

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

The Investment Manager may direct the Funds’ portfolio managers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Fund’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Funds are reflected as brokerage commission recapture in the Statements of Operations.

At November 30, 2005, the Funds had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Services and Distribution Fees	Total
Convertible	$92,441	$12,325	$90,775	$195,541
Equity and Bond	33,426	4,457	25,260	63,143
Real Estate	151,375	21,636	26,070	199,081
Disciplined LargeCap	24,806	3,544	32,283	60,633
LargeCap Growth	185,500	24,733	154,225	364,458
MidCap Opportunities	287,405	28,740	206,704	522,849
SmallCap Opportunities	149,518	15,700	84,459	249,677
Financial Services	184,121	—	125,334	309,455
LargeCap Value	35,018	3,891	21,423	60,332
MagnaCap	207,411	—	82,164	289,575
MidCap Value	98,100	10,443	66,814	175,357
MidCap Value Choice	23,363	2,336	12,718	38,417
SmallCap Value	90,858	9,638	58,416	158,912
SmallCap Value Choice	12,713	1,271	5,912	19,896

At November 30, 2005, the following indirect, wholly-owned subsidiaries of ING Groep owned the following Funds:

ING National Trust — Real Estate (10.58%); LargeCap Growth (13.27%); and SmallCap Opportunities (6.65%).

ING Life Insurance and Annuity Company — Real Estate (23.56%); and SmallCap Value Choice (6.88%).

During the year ended May 31, 2005, the Sub-Adviser reimbursed MidCap Opportunities $304,691 in connection with an investment transaction loss.

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES

At November 30, 2005, the funds had following payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:

Payable for Professional Fees
Real Estate	$57,999
Financial Services	78,781

Payable for Transfer Agent Fees
Financial Services	$74,430
LargeCap Value	9,869
SmallCap Value Choice	2,765

Payable for Offering Fees
LargeCap Value	$42,623
SmallCap Value Choice	25,452

Payable for Shareholder Reporting Fees
Real Estate	$21,859
Financial Services	71,128

Accrued Organizational Fees
SmallCap Value Choice	$3,934

NOTE 8 — EXPENSE LIMITATIONS

For the following Funds, the Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

	Class A	Class B	Class C	Class I	Class O	Class Q
Convertible(1)	1.60%	2.25%	2.25%	N/A	N/A	1.50%
Equity and Bond(1)	1.60%	2.25%	2.25%	N/A	N/A	1.50%
Real Estate	1.45%	2.20%	2.20%	1.00%	1.45%	1.45%
LargeCap Growth	1.45%	2.10%	2.10%	1.10%	N/A	1.35%
MidCap Opportunities(1)	1.75%	2.45%	2.45%	1.45%	N/A	1.60%
LargeCap Value	1.45%	2.20%	2.20%	1.20%	N/A	N/A
MidCap Value	1.75%	2.50%	2.50%	1.50%	N/A	1.75%
MidCap Value Choice	1.50%	2.25%	2.25%	1.25%	N/A	N/A
SmallCap Value	1.75%	2.50%	2.50%	1.50%	N/A	1.75%
SmallCap Value Choice	1.50%	2.25%	2.25%	1.25%	N/A	N/A

(1)   Effective January 1, 2005, pursuant to a side agreement, ING Investments has lowered the expense limits for Convertible, Equity and Bond, Disciplined LargeCap, MidCap Opportunities and SmallCap Opportunities through at least December 31, 2006. The expense limits for the Funds are as follows:

	Class A	Class B	Class C	Class I	Class Q
Convertible	1.33%	2.08%	2.08%	N/A	1.33%
Equity and Bond	1.36%	2.11%	2.11%	N/A	1.36%
Disciplined LargeCap	1.36%	2.11%	2.11%	1.11%	N/A
MidCap Opportunities	1.50%	2.25%	2.25%	1.25%	1.50%
SmallCap Opportunities	1.50%	2.25%	2.25%	1.25%	1.50%

If, after December 31, 2006, ING Investments elects not to renew the side agreement, the expense limits will revert to the limits listed in the table above. For Disciplined LargeCap and SmallCap Opportunities, the Funds will no longer have an expense limitation. There is no guarantee that this side agreement will continue after that date. The side agreement will only renew if ING Investments elects to renew it. Any fees waived pursuant to the side agreement shall not be eligible for recoupment.

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 8 — EXPENSE LIMITATIONS (continued)

The Investment Manager may at a later date recoup from a Fund management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Manager of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Fund. Amounts payable by the Investment Manager are reflected on the accompanying Statements of Assets and Liabilities for each Fund.

As of November 30, 2005, the cumulative amounts of waived or reimbursed fees that are subject to possible recoupment by the Investment Manager, and the related expiration dates are as follows:

	November 30,
	2006	2007	2008	Total
Equity and Bond	$65,870	—	—	$65,870
Disciplined LargeCap	—	—	$28,822	28,822
LargeCap Growth	365,234	$82,149	13,541	460,924
MidCap Opportunities	461,250	—	—	461,250
LargeCap Value	—	145,120	65,917	211,037
MidCap Value Choice	—	—	114,069	114,069
SmallCap Value Choice	—	—	108,508	108,508

The Expense Limitation Agreements are contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 9 — LINE OF CREDIT

All of the Funds included in this report, in addition to certain other funds managed by the Investment Manager have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Funds; and (3) enable the Funds to meet other emergency expenses as defined in the Credit Agreement. The Funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. The following Funds utilized the line of credit during the six months ended November 30, 2005:

	Days Utilized	Approximate Average Daily Balance for Days Utilized	Approximate Weighted Average Interest Rate for Days Utilized
Covertible	61	$1,131,148	4.13%
MidCap Opportunities	5	884,000	3.71%
MagnaCap	1	500,000	3.46%
SmallCap Value	14	452,143	4.00%

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005
Convertible (Number of Shares)
Shares sold	241,232	746,464	33,252	242,746	48,797	187,780
Dividends reinvested	32,355	62,283	16,710	35,628	16,262	32,760
Shares redeemed	(637,583)	(1,288,902)	(517,241)	(1,421,080)	(434,360)	(926,660)
Net decrease in shares outstanding	(363,996)	(480,155)	(467,279)	(1,142,706)	(369,301)	(706,120)
Convertible ($)
Shares sold	$4,413,227	$13,563,145	$673,395	$4,839,782	$917,166	$3,495,036
Dividends reinvested	592,821	1,132,422	339,063	713,078	306,752	610,790
Shares redeemed	(11,703,493)	(23,291,225)	(10,431,000)	(28,289,877)	(8,140,589)	(17,172,719)
Net decrease	$(6,697,445)	$(8,595,658)	$(9,418,542)	$(22,737,017)	$(6,916,671)	$(13,066,893)

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Class Q Shares
	Six Months Ended November 30, 2005	Year Ended May 31, 2005
Convertible (Number of Shares)
Shares sold	9,700	13,451
Dividends reinvested	1,966	4,064
Shares redeemed	(17,804)	(64,616)
Net decrease in shares outstanding	(6,138)	(47,101)

Convertible ($)
Shares sold	$170,820	$242,612
Dividends reinvested	34,938	71,630
Shares redeemed	(316,315)	(1,128,439)
Net decrease	$(110,557)	$(814,197)

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005
Equity and Bond (Number of Shares)
Shares sold	271,732	206,394	44,839	212,326	14,558	77,584
Dividends reinvested	22,482	31,955	2,797	5,555	4,176	6,104
Shares redeemed	(374,327)	(690,486)	(311,281)	(574,690)	(127,254)	(246,742)
Net decrease in shares outstanding	(80,113)	(452,137)	(263,645)	(356,809)	(108,520)	(163,054)

Equity and Bond ($)
Shares sold	$3,516,483	$2,612,580	$629,894	$2,905,920	$180,077	$945,085
Dividends reinvested	292,201	406,731	39,217	76,561	51,751	74,314
Shares redeemed	(4,872,003)	(8,744,367)	(4,342,693)	(7,846,198)	(1,577,977)	(2,975,674)
Net decrease	$(1,063,319)	$(5,725,056)	$(3,673,582)	$(4,863,717)	$(1,346,149)	$(1,956,275)

	Class Q Shares
	Six Months Ended November 30, 2005	Year Ended May 31, 2005
Equity and Bond (Number of Shares)
Shares sold	3,115	3,475
Dividends reinvested	100	296
Shares redeemed	(5,376)	(20,797)
Net decrease in shares outstanding	(2,161)	(17,026)

Equity and Bond ($)
Shares sold	$40,672	$43,824
Dividends reinvested	1,294	3,746
Shares redeemed	(69,871)	(263,639)
Net decrease	$(27,905)	$(216,069)

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2005	Year EndedMay 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005
Real Estate (Number of Shares)
Shares sold	1,535,848	2,672,995	72,420	120,324	20,079	79,409
Dividends reinvested	72,988	240,016	2,971	16,271	1,543	17,279
Shares redeemed	(470,959)	(312,442)	(30,725)	(57,761)	(43,653)	(125,197)
Net increase (decrease) in shares outstanding	1,137,877	2,600,569	44,666	78,834	(22,031)	(28,509)

Real Estate ($)
Shares sold	$24,245,488	$37,474,130	$1,149,872	$1,684,252	$329,293	$1,123,254
Dividends reinvested	1,156,477	3,364,258	47,148	228,441	25,208	248,472
Shares redeemed	(7,331,075)	(4,373,486)	(486,635)	(814,232)	(711,715)	(1,817,293)
Net increase (decrease)	$18,070,890	$36,464,902	$710,385	$1,098,461	$(357,214)	$(445,567)

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Class I Shares		Class O
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	September 15, 2004(1) to May 31, 2005
Real Estate (Number of Shares)
Shares sold	922,815	1,805,989	708,056	1,203,117
Dividends reinvested	124,057	813,054	15,643	23,737
Shares redeemed	(1,098,313)	(4,501,141)	(426,213)	(395,985)
Shares redeemed in-kind	—	(855,950)	—	—
Net increase (decrease) in shares outstanding	(51,441)	(2,738,048)	297,486	830,869

Real Estate ($)
Shares sold	$15,248,855	$26,036,921	$11,222,741	$17,120,666
Dividends reinvested	2,053,823	11,863,991	247,806	334,216
Shares redeemed	(18,009,551)	(65,604,769)	(6,686,397)	(5,586,094)
Shares redeemed in-kind	—	(12,899,167)	—	—
Net increase (decrease)	$(706,873)	$(40,603,024)	$4,784,150	$11,868,788

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005
Disciplined LargeCap (Number of Shares)
Shares sold	55,018	132,532	106,459	350,257	18,594	39,185
Shares redeemed	(87,599)	(205,782)	(470,616)	(1,123,860)	(172,072)	(517,740)
Net decrease in shares outstanding	(32,581)	(73,250)	(364,157)	(773,603)	(153,478)	(478,555)

Disciplined LargeCap ($)
Shares sold	$602,647	$1,257,808	$1,008,425	$3,245,746	$175,201	$409,223
Shares redeemed	(930,651)	(1,896,654)	(4,453,862)	(9,952,538)	(1,629,411)	(4,590,599)
Net decrease	$(328,004)	$(638,846)	$(3,445,437)	$(6,706,792)	$(1,454,210)	$(4,181,376)

	Class I Shares
	Six Months Ended November 30, 2005	Year Ended May 31, 2005
Disciplined LargeCap (Number of Shares)
Shares redeemed	—	(2,532,245)
Net decrease in shares outstanding	—	(2,532,245)

Disciplined LargeCap ($)
Shares redeemed	$—	$(23,146,344)
Net decrease	$—	$(23,146,344)

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005
LargeCap Growth (Number of Shares)
Shares sold	684,921	3,644,997	229,082	1,124,070	219,012	958,053
Dividends reinvested	—	146,396	—	111,849	—	49,054
Shares redeemed	(1,154,961)	(3,636,558)	(1,030,315)	(1,920,175)	(553,266)	(1,057,805)
Net increase (decrease) in shares outstanding	(470,040)	154,835	(801,233)	(684,256)	(334,254)	(50,698)

LargeCap Growth ($)
Shares sold	$12,575,725	$63,972,065	$4,060,837	$19,164,793	$3,862,381	$16,165,467
Dividends reinvested	—	2,601,451	—	1,933,935	—	845,684
Shares redeemed	(21,153,716)	(63,093,074)	(18,311,087)	(32,423,831)	(9,822,080)	(17,832,172)
Net increase (decrease)	$(8,577,991)	$3,480,442	$(14,250,250)	$(11,325,103)	$(5,959,699)	$(821,021)

(1) Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Class I Shares		Class Q Shares
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005
LargeCap Growth (Number of Shares)
Shares sold	132,470	431,875	11,073	47,315
Dividends reinvested	—	66,417	—	7,030
Shares redeemed	(151,223)	(348,951)	(41,090)	(268,176)
Net increase (decrease) in shares outstanding	(18,753)	149,341	(30,017)	(213,831)

LargeCap Growth ($)
Shares sold	$2,514,478	$7,799,272	$209,078	$854,019
Dividends reinvested	—	1,216,755	—	128,161
Shares redeemed	(2,861,281)	(6,288,069)	(775,972)	(4,787,745)
Net increase (decrease)	$(346,803)	$2,727,958	$(566,894)	$(3,805,565)

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005
MidCap Opportunities (Number of Shares)
Shares sold	820,946	1,653,655	92,044	330,659	46,670	142,087
Shares redeemed	(1,377,344)	(3,589,399)	(2,213,693)	(5,628,788)	(1,053,670)	(3,341,815)
Net decrease in shares outstanding	(556,398)	(1,935,744)	(2,121,649)	(5,298,129)	(1,007,000)	(3,199,728)

MidCap Opportunities ($)
Shares sold	$11,245,095	$20,443,482	$1,196,717	$3,927,636	$606,635	$1,663,378
Shares redeemed	(18,807,193)	(44,171,966)	(28,796,237)	(66,452,972)	(13,580,990)	(39,158,419)
Net decrease	$(7,562,098)	$(23,728,484)	$(27,599,520)	$(62,525,336)	$(12,974,355)	$(37,495,041)

	Class I Shares		Class Q Shares
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005
MidCap Opportunities (Number of Shares)
Shares sold	24,271	100,583	798	4,452
Shares redeemed	(15,659)	(87,970)	(40,527)	(45,376)
Net increase (decrease) in shares outstanding	8,612	12,613	(39,729)	(40,924)

MidCap Opportunities ($)
Shares sold	$338,732	$1,283,850	$10,983	$54,226
Shares redeemed	(218,189)	(1,137,696)	(565,745)	(550,288)
Net increase (decrease)	$120,543	$146,154	$(554,762)	$(496,062)

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005
SmallCap Opportunities (Number of Shares)
Shares sold	450,111	1,150,994	26,170	73,681	54,568	38,128
Shares redeemed	(753,601)	(2,002,230)	(551,575)	(1,847,128)	(293,870)	(836,216)
Net decrease in shares outstanding	(303,490)	(851,236)	(525,405)	(1,773,447)	(239,302)	(798,088)

SmallCap Opportunities ($)
Shares sold	$11,751,839	$26,511,083	$619,231	$1,560,259	$1,342,548	$797,289
Shares redeemed	(19,451,484)	(46,131,710)	(13,088,220)	(39,147,390)	(6,905,919)	(17,817,574)
Net decrease	$(7,699,645)	$(19,620,627)	$(12,468,989)	$(37,587,131)	$(5,563,371)	$(17,020,285)

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Class I Shares		Class Q Shares
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005
SmallCap Opportunities (Number of Shares)
Shares sold	72,222	163,102	114	—
Shares redeemed	(42,121)	(129,421)	(1,872)	(10,556)
Net increase (decrease) in shares outstanding	30,101	33,681	(1,758)	(10,556)

SmallCap Opportunities ($)
Shares sold	$1,895,146	$3,862,236	$2,838	$—
Shares redeemed	(1,096,007)	(3,055,561)	(49,384)	(240,386)
Net increase (decrease)	$799,139	$806,675	$(46,546)	$(240,386)

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	August 25, 2004(1) to May 31, 2005
Financial Services (Number of Shares)
Shares sold	276,723	514,108	54,086	228,680	5,502	597
Dividends reinvested	—	416,934	—	281,714	—	8
Shares redeemed	(683,332)	(1,480,948)	(699,768)	(1,467,544)	(36)	—
Net increase (decrease) in shares outstanding	(406,609)	(549,906)	(645,682)	(957,150)	5,466	605

Financial Services ($)
Shares sold	$6,523,015	$11,387,499	$1,234,791	$5,006,599	$130,141	$13,100
Dividends reinvested	—	9,134,542	—	6,101,924	—	182
Shares redeemed	(15,800,047)	(32,816,840)	(15,961,630)	(32,066,404)	(863)	—
Net increase (decrease)	$(9,277,032)	$(12,294,799)	$(14,726,839)	$(20,957,881)	$129,278	$13,282

	Class O
	Six Months Ended November 30, 2005	September 15, 2004(1) to May 31, 2005
Financial Services (Number of Shares)
Shares sold	128,077	216,201
Dividends reinvested	—	2,154
Shares redeemed	(76,216)	(53,241)
Net increase in shares outstanding	51,861	165,114

Financial Services ($)
Shares sold	$2,974,598	$4,817,642
Dividends reinvested	—	47,107
Shares redeemed	(1,757,529)	(1,177,369)
Net increase	$1,217,069	$3,687,380

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005
LargeCap Value (Number of Shares)
Shares sold	583,731	1,928,832	105,551	680,221	170,746	824,172
Dividends reinvested	—	16,396	—	5,318	—	6,765
Shares redeemed	(294,834)	(277,874)	(133,784)	(125,461)	(146,411)	(108,362)
Net increase (decrease) in shares outstanding	288,897	1,667,354	(28,233)	560,078	24,335	722,575

LargeCap Value ($)
Shares sold	$6,077,472	$19,233,492	$1,007,336	$6,741,511	$1,787,026	$8,149,480
Dividends reinvested	—	169,247	—	54,681	—	69,674
Shares redeemed	(3,069,692)	(2,791,261)	(1,288,651)	(1,256,388)	(1,518,320)	(1,073,378)
Net increase (decrease)	$3,007,780	$16,611,478	$(281,315)	$5,539,804	$268,706	$7,145,776

(1) Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Class I Shares
	Six Months Ended November 30, 2005	August 2, 2004(1) to May 31, 2005
LargeCap Value (Number of Shares)
Shares sold	—	269,470
Dividends reinvested	—	472
Net increase in shares outstanding	—	269,942

LargeCap Value ($)
Shares sold	$—	$2,620,312
Dividends reinvested	—	5,023
Net increase	$—	$2,625,335

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005
MagnaCap (Number of Shares)
Shares sold	500,414	1,657,369	77,736	226,531	19,497	64,507
Dividends reinvested	220,004	320,325	2,708	7,431	428	1,938
Shares redeemed	(2,188,939)	(5,070,229)	(834,773)	(2,030,048)	(78,873)	(606,386)
Net decrease in shares outstanding	(1,468,521)	(3,092,535)	(754,329)	(1,796,086)	(58,948)	(539,941)

MagnaCap ($)
Shares sold	$5,628,406	$17,606,524	$848,808	$2,337,914	$211,967	$670,241
Dividends reinvested	2,514,530	3,397,764	29,631	74,454	4,685	19,427
Shares redeemed	(24,636,645)	(54,235,720)	(9,073,061)	(20,941,729)	(856,687)	(6,330,142)
Net decrease	$(16,993,709)	$(33,231,432)	$(8,194,622)	$(18,529,361)	$(640,035)	$(5,640,474)

	Class I Shares		Class M Shares
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005
MagnaCap (Number of Shares)
Shares sold	17,517	287,655	1,474	2,866
Dividends reinvested	2,699	2,207	1,131	1,681
Shares redeemed	(23,505)	(62,608)	(70,781)	(146,040)
Net increase (decrease) in shares outstanding	(3,289)	227,254	(68,176)	(141,493)

MagnaCap ($)
Shares sold	$195,760	$3,019,036	$15,935	$30,143
Dividends reinvested	30,595	23,921	12,786	17,445
Shares redeemed	(263,771)	(678,262)	(794,426)	(1,544,972)
Net increase (decrease)	$(37,416)	$2,364,695	$(765,705)	$(1,497,384)

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005
MidCap Value (Number of Shares)
Shares sold	80,245	5,114,273	7,765	1,232,983	12,266	2,022,716
Dividends reinvested	—	384,981	—	214,520	—	213,558
Shares redeemed	(1,280,061)	(4,131,796)	(521,934)	(982,927)	(789,639)	(1,116,536)
Net increase (decrease) in shares outstanding	(1,199,816)	1,367,458	(514,169)	464,576	(777,373)	1,119,738

MidCap Value ($)
Shares sold	$903,746	$58,408,030	$88,527	$13,972,822	$137,214	$22,877,087
Dividends reinvested	—	4,301,663	—	2,360,063	—	2,349,128
Shares redeemed	(14,418,873)	(45,656,579)	(5,724,099)	(10,661,218)	(8,750,901)	(12,117,251)
Net increase (decrease)	$(13,515,127)	$17,053,114	$(5,635,572)	$5,671,667	$(8,613,687)	$13,108,964

(1) Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Class I Shares		Class Q Shares
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005
MidCap Value (Number of Shares)
Shares sold	11,676	5,146	—	—
Dividends reinvested	—	13,621	—	135
Shares redeemed	(66,739)	(21,922)	(609)	—
Net increase (decrease) in shares outstanding	(55,063)	(3,155)	(609)	135

MidCap Value ($)
Shares sold	$135,924	$57,418	$—	$—
Dividends reinvested	—	153,787	—	1,507
Shares redeemed	(747,002)	(248,525)	(7,111)	—
Net increase (decrease)	$(611,078)	$(37,320)	$(7,111)	$1,507

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2005	February 1, 2005(1) to May 31, 2005	Six Months Ended November 30, 2005	February 1, 2005(1) to May 31, 2005	Six Months Ended November 30, 2005	February 7, 2005(1) to May 31, 2005
MidCap Value Choice (Number of Shares)
Shares sold	1,026,374	366,818	199,955	119,954	667,393	202,489
Shares redeemed	(36,799)	(5,897)	(20,547)	(8,699)	(20,414)	(44)
Net increase in shares outstanding	989,575	360,921	179,408	111,255	646,979	202,445

MidCap Value Choice ($)
Shares sold	$11,160,537	$3,683,883	$2,172,270	$1,205,214	$7,193,247	$2,013,681
Shares redeemed	(405,587)	(58,380)	(219,460)	(85,553)	(222,717)	(437)
Net increase	$10,754,950	$3,625,503	$1,952,810	$1,119,661	$6,970,530	$2,013,244

Class I Shares
September 16, 2005(1) to November 30, 2005
MidCap Value Choice (Number of Shares)
Shares sold	201,529
Net increase in shares outstanding	201,529

MidCap Value Choice ($)
Shares sold	$2,276,772
Net increase	$2,276,772

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005
SmallCap Value (Number of Shares)
Shares sold	111,210	5,230,307	2,306	765,833	7,755	1,882,329
Dividends reinvested	—	324,889	—	98,206	—	137,839
Shares redeemed	(1,815,613)	(2,737,178)	(342,911)	(401,226)	(728,202)	(830,191)
Net increase (decrease) in shares outstanding	(1,704,403)	2,818,018	(340,605)	462,813	(720,447)	1,189,977

SmallCap Value ($)
Shares sold	$1,484,951	$69,819,490	$30,030	$10,174,122	$101,163	$24,899,975
Dividends reinvested	—	4,280,838	—	1,271,765	—	1,783,641
Shares redeemed	(24,374,167)	(35,961,144)	(4,484,754)	(5,088,317)	(9,528,235)	(10,607,956)
Net increase (decrease)	$(22,889,216)	$38,139,184	$(4,454,724)	$6,357,570	$(9,427,072)	$16,075,660

(1) Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Class I Shares		Class Q Shares
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005
SmallCap Value (Number of Shares)
Shares sold	1,417	206	—	370
Dividends reinvested	—	2,052	—	303
Shares redeemed	(465)	(2,509)	—	—
Net increase (decrease) in shares outstanding	952	(251)	—	673

SmallCap Value ($)
Shares sold	$20,000	$2,810	$—	$5,000
Dividends reinvested	—	27,225	—	4,047
Shares redeemed	(5,892)	(32,358)	—	—
Net increase (decrease)	$14,108	$(2,323)	$—	$9,047

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2005	February 1, 2005(1) to May 31, 2005	Six Months Ended November 30, 2005	February 1, 2005(1) to May 31, 2005	Six Months Ended November 30, 2005	February 2, 2005(1) to May 31, 2005
SmallCap Value Choice (Number of Shares)
Shares sold	641,885	452,026	62,027	61,887	198,630	161,297
Shares redeemed	(89,871)	(36,482)	(18,605)	—	(20,740)	(2,662)
Net increase in shares outstanding	552,014	415,544	43,422	61,887	177,890	158,635

SmallCap Value Choice ($)
Shares sold	$6,592,719	$4,431,614	$648,967	$599,786	$2,067,606	$1,567,540
Shares redeemed	(940,796)	(340,176)	(196,059)	—	(217,614)	(26,683)
Net increase	$5,651,923	$4,091,438	$452,908	$599,786	$1,849,992	$1,540,857

Class I Shares
June 6, 2005(1) to November 30, 2005
SmallCap Value Choice (Number of Shares)
Shares sold	56,262
Shares redeemed	(268)
Net increase in shares outstanding	55,994

SmallCap Value Choice ($)
Shares sold	$571,152
Shares redeemed	(2,941)
Net increase	$568,211

(1) Commencement of operations.

NOTE 11 — SECURITIES LENDING

Under an agreement with The Bank of New York (“BNY”), the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. Government securities. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The collateral received is reflected in the Portfolio of Investments as collateral for securities loaned. Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising their right to dispose of the collateral. The Funds bear the risk of loss with respect to the investment of collateral. The Funds bear the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Fund. At

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 11 — SECURITIES LENDING (continued)

November 30, 2005, the Funds had securities on loan with the following market values:

	Value of Securities Loaned	Value of Collateral
Convertible	$27,316,239	$28,047,345
Disciplined LargeCap	3,300,862	3,399,769
LargeCap Growth	65,420,296	67,516,273
MidCap Opportunities	63,015,280	64,263,537
SmallCap Opportunities	37,733,744	38,543,719
MagnaCap	33,715,926	34,582,823
MidCap Value	31,253,978	32,728,403
SmallCap Value	30,549,542	32,464,344

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended November 30, 2005	Year Ended May 31, 2005
	Ordinary Income	Ordinary Income	Long-Term Capital Gains	Return of Capital
Convertible	$1,990,710	$3,918,082	$—	$—
Equity and Bond	465,300	734,640	—	—
Real Estate	4,057,645	14,384,321	8,486,213	—
LargeCap Growth	—	5,873,150	—	2,601,959
Financial Services	—	2,448,606	18,500,182	—
LargeCap Value	—	431,375	—	—
MagnaCap	2,815,413	4,063,152	—	—
MidCap Value	—	6,754,843	5,232,768	—
SmallCap Value	—	4,253,596	5,445,567	—

(1) Composition of dividends and distributions presented herein differ from final amounts based of the Fund’s tax year-end of December 31, 2004.

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 12 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of May 31, 2005 were:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Unrealized Appreciation/ Depreciation	Post October Losses Deferred	Capital Loss Carryforwards	Expiration Dates
Convertible	$974,914	$—	$(190,267)	$—	$(55,590,717)	2010
					(15,497,042)	2011
					$(71,087,759)
Equity and Bond	116,918	—	2,889,064	—	$(506,406)	2010
					(4,569,236)	2011
					(8,878,255)	2012
					$(13,953,897)
Real Estate(1)	—	3,357,328	57,782,259	—	$—
Disciplined LargeCap	19,967	—	2,587,115	—	$(3,887,401)	2009
					(10,480,954)	2010
					(24,371,998)	2011
					(6,531,057)	2012
					$(45,271,410)
LargeCap Growth	—	—	47,552,637	(1,229,657)	$(129,467,771)	2009
					(140,176,886)	2010
					(117,098,211)	2011
					(1,005,295)	2013
					$(387,748,163)*
MidCap Opportunities	—	—	76,285,951	—	$(108,920,284)	2008
					(85,637,489)	2009
					(21,217,297)	2010
					(9,824,346)	2011
					$(225,599,416)*
SmallCap Opportunities	—	—	51,684,673	—	$(45,566,046)	2009
					(106,886,756)	2010
					(167,319,499)	2011
					$(319,772,301)*
Financial Services	4,856,830	10,228,872	49,270,376	—	$—
LargeCap Value	1,828,601	102,032	(314,007)	—	$—
MagnaCap	1,047,605	—	42,511,008	—	$(2,643,213)	2009
					(29,034,094)	2010
					(54,622,208)	2012
					$(86,299,515)
MidCap Value	7,540,219	5,335,877	(14,472,352)	—	$—
MidCap Value Choice	53,268	—	(61,235)	—	$—
SmallCap Value	13,801,588	6,729,717	(17,010,956)	—	$—
SmallCap Value Choice	28,711	—	(144,900)	—	$—

* Utilization of these capital losses is subject to annual limitations under Section 382 of The Internal Revenue Code.

(1) As of the Fund’s tax year ended December 31, 2004.

NOTE 13 — ILLIQUID SECURITIES

Pursuant to guidelines adopted by the Funds’ Board, the following securities have been deemed to be illiquid. The Funds may invest up to 15% of its net assets in illiquid securities. Fair value for these securities was determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

Fund	Security	Shares/ Principal Amount	Initial Acquisition Date	Cost	Value	Percent of Net Assets
Convertible	Winstar Communications, Inc.	51,932	11/6/98	$2,364,096	$5	0.00%
Equity and Bond	Alpine III, 4.882%, due 8/16/14	13,000	10/17/05	$13,032	$13,037	0.00%
	Alpine III, 5.290%, due 8/16/14	13,000	10/17/05	13,032	13,036	0.00%
	Alpine III, 7.090%, due 8/16/14	20,000	10/17/05	20,049	20,097	0.00%
	Alpine III, 10.340%, due 8/16/14	35,000	10/17/05	35,777	36,006	0.00%
	Dayton Superior Corp., expires 6/15/09	400	8/31/01	7,446	4	0.00%
	North Atlantic Trading Co., Inc.	1,209	5/4/04	12	1	0.00%
	Winstar Communications, Inc., 12.750%, due 4/15/10	500,000	1/10/01	386,500	50	0.00%
				$475,848	$82,231	0.00%

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 14 — SUBSEQUENT EVENT

On November 29, 2005, the shareholders of ING Equity and Bond Fund approved the reorganization with and merger into the ING Balanced Fund. The reorganization was completed on December 2, 2005. Accordingly, the ING Equity and Bond Fund is no longer offering its shares.

NOTE 15 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

ING Investments has reported to the Boards of Directors/Trustees (the “Boards”) of the ING Funds that, like many U.S. financial services companies, ING Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, ING Investments reported that management of U.S. affiliates of ING Groep N.V., including ING Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Board.

ING Investments has advised the Board that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. ING Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, ING Investments has advised the Board that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

In September 2005, ING Funds Distributor, LLC (“IFD”), the distributor of certain ING Funds, settled an administrative proceeding with the NASD regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading. Under the terms of the Letter of Acceptance, Waiver and Consent (“AWC”) with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and (iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

In addition to the arrangements discussed above, ING Investments reported to the Board that, at this time, these instances include the following, in addition to the arrangements subject to the AWC discussed above:

•                  Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•                  ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•                  In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 15 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

For additional information regarding these matters and the AWC, you may consult the Form 8-K and Form 8-K/A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the “SEC”) on October 29, 2004 and September 8, 2004. These Forms 8-K and Forms 8-K/A can be accessed through the SEC’s Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds.

ING Investments reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ING Investments advised the Board that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•                  ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. ING Investments reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•                  ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•                  The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•                  ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•                  ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

As has been widely reported in the media, the New York Attorney General’s office (“NYAG”) is conducting broad investigations regarding insurance quoting and brokerage practices. ING U.S. has been subpoenaed in this regard, and is cooperating fully with these NYAG requests for information.

ING U.S. believes that its practices are consistent with our business principles and our commitment to our customers.

At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

PORTFOLIO OF INVESTMENTS
ING CONVERTIBLE FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED)

Shares			Value
COMMON STOCK: 6.8%
		Food: 0.8%
30,000	@,L	Dean Foods Co.	$1,145,700
6,000	@,L	TreeHouse Foods, Inc.	118,320
			1,264,020
		Healthcare-Services: 0.6%
12,000	@	WellPoint, Inc.	921,960
			921,960
		Investment Companies: 3.0%
35,000		SPDR Trust Series 1	4,389,350
			4,389,350
		Miscellaneous Manufacturing: 0.9%
36,000		General Electric Co.	1,285,920
			1,285,920
		Retail: 0.6%
18,000		Wal-Mart Stores, Inc.	874,080
			874,080
		Software: 0.9%
61,500	@	Open Solutions, Inc.	1,362,840
			1,362,840
		Total Common Stock (Cost $7,303,093)	10,098,170

PREFERRED STOCK: 27.4%
		Advertising: 0.5%
20,000		Interpublic Group of Cos., Inc.	721,400
			721,400
		Auto Manufacturers: 1.2%
85,000	C	General Motors Corp.	1,844,500
			1,844,500
		Chemicals: 0.9%
29,700		Huntsman Corp.	1,283,931
			1,283,931
		Diversified Financial Services: 2.1%
95,000	@	Citigroup Funding, Inc.	3,158,560
			3,158,560
		Electric: 1.6%
1,920	#,C	NRG Energy, Inc.	2,356,800
			2,356,800
		Food: 0.8%
50,000		Albertson’s, Inc.	1,165,500
			1,165,500
		Gas: 1.2%
9,500	L,C	SEMCO Energy, Inc	1,831,125
			1,831,125
		Insurance: 7.6%
35,000		Hartford Financial Services Group, Inc.	2,761,850
47,500	@@	IPC Holdings Ltd.	1,353,750
70,000	@@	Reinsurance Group of America	4,208,750
118,000	C	Travelers Property Casualty Corp.	2,980,680
			11,305,030
		Media: 0.7%
25,000	@,C	Comcast Corp.	$1,062,500
			1,062,500
		Mining: 1.5%
1,900		Freeport-McMoRan Copper & Gold, Inc.	2,156,263
			2,156,263
		Oil and Gas: 3.1%
35,000	#	Chesapeake Energy Corp.	4,571,875
			4,571,875
		Packaging and Containers: 0.3%
10,800	C	Owens-Illinois, Inc.	394,200
			394,200
		Real Estate Investment Trusts: 1.3%
83,000		FelCor Lodging Trust, Inc.	1,983,700
			1,983,700
		Retail: 0.8%
52,800		Rite Aid Corp.	1,152,096
			1,152,096
		Savings and Loans: 1.2%
39,200		Sovereign Capital Trust	1,773,800
			1,773,800
		Software: 1.3%
2,000	C	Lucent Technologies Capital Trust I	1,932,750
			1,932,750
		Sovereign: 1.3%
20	C	Fannie Mae	1,846,195
			1,846,195
		Telecommunications: 0.0%
51,932	@,X,**,C,I	Winstar Communications, Inc.	5
			5
		Total Preferred Stock (Cost $40,522,796)	40,540,230

Principal Amount			Value
CONVERTIBLE CORPORATE BONDS: 63.2%
		Advertising: 1.5%
$2,000,000	L	Lamar Advertising Co., 2.875%, due 12/31/10	2,147,500
			2,147,500
		Aerospace/Defense: 5.1%
1,900,000	C	EDO Corp., 4.000%, due 11/15/25	1,921,375
2,850,000	#,C	L-3 Communications Corp., 3.000%, due 08/01/35	2,785,875
3,460,000	C	Spacehab, Inc., 8.000%, due 10/15/07	2,906,399
			7,613,649
		Auto Parts and Equipment: 1.2%
4,000,000	C	Lear Corp., 4.860%, due 02/20/22	1,730,000
			1,730,000

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING CONVERTIBLE FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Biotechnology: 1.9%
$2,793,000	C,L	Millennium Pharmaceuticals, Inc., 5.500%, due 01/15/07	$2,772,053
			2,772,053
		Building Materials: 0.7%
1,500,000	@@,C	Holcim Capital Corp., Ltd.	1,039,889
			1,039,889
		Chemicals: 0.5%
960,000		Hercules, Inc., 6.500%, due 06/30/29	710,400
			710,400
		Commercial Services: 2.5%
1,190,000	#,C	Euronet Worldwide, Inc., 3.500%, due 10/15/25	1,146,863
2,500,000	#,C,L	Euronet Worldwide, Inc., 1.625%, due 12/15/24	2,487,500
			3,634,363
		Diversified Financial Services: 2.5%
980,000	@@,#,L	AngloGold Holdings PLC, 2.375%, due 02/27/09	988,575
2,870,000	C,L	Ocwen Financial Corp., 3.250%, due 08/01/24	2,665,513
			3,654,088
		Electric: 1.6%
2,000,000	C	Centerpoint Energy, Inc., 3.750%, due 05/15/23	2,415,000
			2,415,000
		Electronics: 0.9%
1,500,000	@@,L	Flextronics Intl. Ltd., 1.000%, due 08/01/10	1,359,375
			1,359,375
		Engineering and Construction: 1.5%
2,000,000	@@	ABB Intl. Finance Ltd., 4.625%, due 05/16/07	2,215,000
			2,215,000
		Entertainment: 2.2%
2,500,000	C	International Game Technology, .000%, due 01/29/33	1,640,625
1,500,000	C	Shuffle Master, Inc., 1.250%, due 04/15/24	1,693,125
			3,333,750
		Healthcare-Products: 2.0%
2,900,000	C,L	Advanced Medical Optics, Inc., 2.500%, due 07/15/24	2,968,875
			2,968,875
		Internet: 1.3%
2,000,000	C	Amazon.Com, Inc., 4.750%, due 02/01/09	1,932,500
			1,932,500
		Leisure Time: 2.1%
2,000,000	@@,C,L	Carnival Corp., 1.132%, due 04/29/33	1,650,000
2,000,000	@@,C,L	Royal Caribbean Cruises Ltd., .000%, due 05/18/21	1,455,000
			3,105,000
		Lodging: 0.8%
$1,000,000	C	Starwood Hotels & Resorts Worldwide, Inc., 3.500%, due 05/16/23	$1,227,500
			1,227,500
		Media: 5.3%
2,460,000	L	Citadel Broadcasting Corp., 1.875%, due 02/15/11	1,891,125
4,000,000	C	EchoStar Communications Corp., 5.750%, due 05/15/08	3,914,999
2,000,000	C	Liberty Media Corp., 3.500%, due 01/15/31	2,107,500
			7,913,624
		Mining: 1.9%
1,985,000	@@,C	Inco Ltd., 1.000%, due 03/14/23	2,845,994
			2,845,994
		Miscellaneous Manufacturing: 1.7%
2,000,000	@@,C	Tyco Intl. Group SA, 2.750%, due 01/15/18	2,512,500
			2,512,500
		Oil and Gas: 1.6%
1,998,000	C	Devon Energy Corp., 4.900%, due 08/15/08	2,327,670
			2,327,670
		Oil and Gas Services: 2.6%
2,000,000	C,L	Cooper Cameron Corp., 1.500%, due 05/15/24	2,547,500
1,000,000	@@,C	Schlumberger Ltd., 2.125%, due 06/01/23	1,288,750
			3,836,250
		Packaging and Containers: 1.3%
2,000,000	#,C	Sealed Air Corp., 3.000%, due 06/30/33	1,955,000
			1,955,000
		Pharmaceuticals: 5.5%
2,500,000	C,L	Abgenix, Inc., 1.750%, due 12/15/11	2,996,874
1,920,000	C	Dov Pharmaceutical, Inc., 2.500%, due 01/15/25	1,608,000
1,920,000	#,C	Isolagen, Inc., 3.500%, due 11/01/24	1,024,800
3,000,000	C	NPS Pharmaceuticals, Inc., 3.000%, due 06/15/08	2,595,000
			8,224,674
		Real Estate Investment Trusts: 1.4%
1,900,000	C	Vornado Realty LP, 3.875%, due 04/15/25	2,025,875
			2,025,875
		Retail: 3.5%
3,000,000	C,L	Costco Wholesale Corp., .000%, due 08/19/17	3,416,250
2,500,000	C,L	Dick’s Sporting Goods, Inc., 1.606%, due 02/18/24	1,796,875
			5,213,125
		Semiconductors: 2.9%
2,000,000	C	Cypress Semiconductor Corp., 1.250%, due 06/15/08	2,345,000

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING CONVERTIBLE FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Semiconductors (continued)
$3,000,000	C	Pixelworks, Inc., 1.750%, due 05/15/24	$1,987,500
			4,332,500
		Software: 1.3%
3,690,000	#,+,C,L	Open Solutions, Inc., 1.467%, due 02/02/35	1,923,413
			1,923,413
		Telecommunications: 2.5%
2,000,000	C	Ciena Corp, 3.750%, due 02/01/08	1,820,000
1,980,000	C,L	RF Micro Devices, Inc., 1.500%, due 07/01/10	1,853,775
			3,673,775
		Transportation: 3.4%
3,000,000	@@,C	OMI Corp., 2.875%, due 12/01/24	2,808,750
1,500,000	C	Yellow Roadway Corp., 5.000%, due 08/08/23	2,291,250
			5,100,000
		Total Convertible Corporate Bonds (Cost $92,464,455)	93,743,342
		Total Long-Term Investments (Cost $140,290,344)	144,381,742

SHORT-TERM INVESTMENTS: 21.5%

	Repurchase Agreement: 2.6%
3,870,000	Morgan Stanley Repurchase
	Agreement dated 11/30/05,
	4.020%, due 12/01/05, $3,870,432
	To be received upon repurchase
	(Collateralized by $12,880,000
	Resolution Funding Corporation,
	8.875%, Market Value plus accrued
	interest $3,947,462, due 12/01/05)		3,870,000
	Total Repurchase Agreement (Cost $3,870,000)		3,870,000
	Securities Lending Collateralcc: 18.9%
28,047,345	The Bank of New York Institutional Cash Reserves Fund		28,047,345
	Total Securities Lending Collateral (Cost $28,047,345)		28,047,345
	Total Short-Term Investments (Cost $31,917,345)		31,917,345
	Total Investments In Securities (Cost $172,207,689)*	118.9%	$176,299,087
	Other Assets and Liabilities-Net	(18.9)	(27,987,565)
	Net Assets	100.0%	$148,311,522

@                      Non-income producing security

@@          Foreign issuer

+                           Step-up basis bonds. Interest rates shown reflect current coupon rates.

#                           Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C                          Bond may be called prior to maturity date.

cc                      Securities purchased with cash collateral for securities loaned.

I                              Illiquid security

L                           Loaned security, a portion or all of the security is on loan at November 30, 2005

**                    Defaulted security

X                         Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Trustees.

*                           Cost for federal income tax purposes is $172,306,156. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$13,119,275
Gross Unrealized Depreciation	(9,126,344)
Net Unrealized Appreciation	$3,992,931

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED)

Shares			Value
COMMON STOCK: 59.0%
		Aerospace/Defense: 1.2%
11,650		United Technologies Corp.	$627,236
			627,236
		Agriculture: 1.5%
11,185		Altria Group, Inc.	814,156
			814,156
		Apparel: 0.4%
2,680		Nike, Inc.	228,604
			228,604
		Banks: 2.6%
7,215		Bank of America Corp.	331,096
1,680		City National Corp.	122,690
8,095		U.S. Bancorp	245,117
11,210		Wells Fargo & Co.	704,549
			1,403,452
		Beverages: 0.6%
5,490		PepsiCo, Inc.	325,008
			325,008
		Biotechnology: 1.1%
7,195	@	Amgen, Inc.	582,291
			582,291
		Building Materials: 0.8%
10,750		American Standard Cos., Inc.	409,360
			409,360
		Chemicals: 0.7%
5,610		Dow Chemical Co.	253,852
2,250		E.I. du Pont de Nemours & Co.	96,188
			350,040
		Computers: 1.5%
22,410	@	EMC Corp.	312,171
5,585		International Business Machines Corp.	496,507
			808,678
		Cosmetics/Personal Care: 2.4%
10,870		Avon Products, Inc.	297,295
5,020		Colgate-Palmolive Co.	273,690
12,352		Procter & Gamble Co.	706,411
			1,277,396
		Distribution/Wholesale: 0.9%
11,370	@	Wesco Intl., Inc.	474,698
			474,698
		Diversified Financial Services: 5.9%
6,820		Capital One Financial Corp.	566,469
22,405		Citigroup, Inc.	1,087,762
15,610		Countrywide Financial Corp.	543,384
3,350		Goldman Sachs Group, Inc.	432,016
3,830		Merrill Lynch & Co., Inc.	254,389
4,290		Morgan Stanley	240,369
1,209	@,I	North Atlantic Trading Co., Inc.	1
			3,124,390
		Electric: 0.5%
4,200		Public Service Enterprise Group, Inc.	$263,424
			263,424
		Electronics: 1.4%
18,690	@	Jabil Circuit, Inc.	619,013
3,000	@	Thomas & Betts Corp.	120,120
			739,133
		Food: 0.4%
7,480		McCormick & Co., Inc.	233,526
			233,526
		Healthcare-Products: 2.5%
4,110		Baxter Intl., Inc.	159,838
13,615		Johnson & Johnson	840,727
6,585		Medtronic, Inc.	365,928
			1,366,493
		Healthcare-Services: 1.1%
6,300	@	Health Net, Inc.	321,489
6,400	@	Triad Hospitals, Inc.	273,024
			594,513
		Insurance: 2.7%
8,150	@@	ACE Ltd.	452,324
6,205		American Intl. Group, Inc.	416,604
4,770		Lincoln National Corp.	247,945
7,515		St. Paul Travelers Cos., Inc.	349,673
			1,466,546
		Internet: 1.2%
4,500	@	eBay, Inc.	201,645
11,540	@	Yahoo!, Inc.	464,254
			665,899
		Investment Companies: 0.4%
7,020		Materials Select Sector SPDR Fund	208,283
			208,283
		Leisure Time: 0.5%
5,930		Royal Caribbean Cruises Ltd.	271,950
			271,950
		Lodging: 1.2%
7,240		Harrah’s Entertainment, Inc.	492,972
8,145		Hilton Hotels Corp.	178,538
			671,510
		Media: 2.0%
2,970	@	Cablevision Systems Corp.	70,270
28,180		Time Warner, Inc.	506,677
14,990		Viacom, Inc.	500,666
			1,077,613
		Miscellaneous Manufacturing: 3.5%
2,650		Cooper Industries Ltd.	192,761
6,630		Danaher Corp.	367,965
27,615		General Electric Co.	986,408
9,140		Roper Industries, Inc.	360,116
			1,907,250

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED)(CONTINUED)

Shares			Value
		Oil and Gas: 5.2%
11,790		ENSCO Intl., Inc.	$558,374
17,635		Exxon Mobil Corp.	1,023,360
4,240	@	Newfield Exploration Co.	196,142
6,350	@	Plains Exploration & Production Co.	269,240
5,860	@	Southwestern Energy Co.	199,650
12,150		XTO Energy, Inc.	494,384
			2,741,150
		Oil and Gas Services: 2.0%
5,430	@	Dresser-Rand Group, Inc.	120,383
7,750		Halliburton Co.	493,287
4,660		Schlumberger Ltd.	446,102
			1,059,772
		Pharmaceuticals: 4.3%
2,191	@	Gilead Sciences, Inc.	111,062
7,830	@	Medco Health Solutions, Inc.	420,080
38,800		Pfizer, Inc.	822,559
15,670	@@	Teva Pharmaceutical Industries Ltd. ADR	640,590
7,955		Wyeth	330,610
			2,324,901
		Retail: 2.9%
2,610		Abercrombie & Fitch Co.	160,045
12,600		CVS Corp.	340,452
8,245		Dollar General Corp.	155,913
6,510		Home Depot, Inc.	271,988
4,050		Tiffany & Co.	164,835
9,345		Wal-Mart Stores, Inc.	453,793
			1,547,026
		Semiconductors: 3.1%
19,685		Intel Corp.	525,196
15,790		Maxim Integrated Products, Inc.	577,124
58,365	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	559,137
			1,661,457
		Software: 2.6%
15,026	@	Activision, Inc.	199,996
19,415		Microsoft Corp.	537,990
52,320	@	Oracle Corp.	657,662
			1,395,648
		Telecommunications: 1.9%
18,840		Bellsouth Corp.	513,578
29,700	@	Cisco Systems, Inc.	520,938
			1,034,516
		Total Common Stock (Cost $29,732,421)	31,655,919
PREFERRED STOCK: 0.9%
		Banks: 0.2%
12	@,#	DG Funding Trust	129,414
			129,414
		Diversified Financial Services: 0.2%
3,000	@	Merrill Lynch & Co., Inc.	75,150
1,575	@	National Rural Utilities Cooperative Finance Corp.	35,296
			110,446
		Insurance: 0.4%
3,236	@,@@	Aegon NV	$79,314
1,000	@,@@	Aegon NV - Series 1	25,344
3,800	@	Metlife, Inc.	95,683
			200,341
		Telecommunications: 0.1%
39	@,@@,#	Centaur Funding Corp.	49,847
			49,847
		Total Preferred Stock (Cost $497,835)	490,048
WARRANTS: 0.0%
		Building Materials: 0.0%
400	@,#,I,X	Dayton Superior Corp., expires 06/15/09	4
		Total Warrants (Cost $7,446)	4

Principal Amount			Value
CORPORATE BONDS/NOTES: 9.3%
		Airlines: 0.0%
$12,415		United AirLines, Inc., 6.602%, due 03/01/15	12,294
			12,294
		Banks: 2.3%
60,000	@@,C	Australia & New Zealand Banking Group Ltd., 4.588%, due 10/29/49	51,278
54,000	@@	Banco Santander Chile SA, 7.375%, due 07/18/12	59,872
48,000	@@,#	Banco Santander Chile/Pre-merger with Banco Santiago SA, 4.148%, due 12/09/09	47,898
30,000	@@,C	Bank of Ireland, 4.188%, due 12/29/49	25,963
40,000	@@,C	Bank of Nova Scotia, 4.250%, due 08/31/85	33,736
10,000	@@	Bank of Scotland, 3.750%, due 11/30/49	8,650
6,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	6,385
28,000	@@,C	Barclays Bank PLC, 6.278%, due 12/15/49	27,472
54,000	@@,#,C	Chuo Mitsui Trust & Banking Co. Ltd., 5.506%, due 04/15/49	52,025
27,000	@@,#,C	Danske Bank A/S, 5.914%, due 12/29/49	28,108
40,000	@@,C	Den Norske Bank ASA, 4.186%, due 08/29/49	33,700
42,000	#,C	Dresdner Funding Trust I, 8.151%, due 06/30/31	50,305
22,000	#,C	First Chicago NBD Institutional Capital A, 7.950%, due 12/01/26	23,323
36,000	@@,#	First Citizens St Lucia Ltd., 5.460%, due 02/01/12	35,599
96,000	@@,#,C	HBOS PLC, 5.375%, due 11/29/49	95,342
90,000	@@,C	HSBC Bank PLC, 3.788%, due 06/29/49	75,599

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED)(CONTINUED)

Principal Amount			Value
		Banks (continued)
$45,000	C	Huntington Capital Trust I, 4.943%, due 02/01/27	$42,803
50,000	@@,C	Lloyds TSB Bank PLC, 4.160%, due 08/29/49	43,389
44,000	#,C	M & T Bank Corp., 3.850%, due 04/01/13	42,910
32,000	C	Mellon Capital I, 7.720%, due 12/01/26	33,971
30,000	@@,C	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	32,389
40,000	@@,C	National Australia Bank Ltd., 4.525%, due 10/29/49	34,063
37,000		PNC Funding Corp., 4.500%, due 03/10/10	36,219
23,000	+,#,C	Rabobank Capital Funding Trust, 5.254%, due 12/29/49	22,353
100,000	@@,C	Royal Bank of Scotland Group PLC, 3.813%, due 12/29/49	86,880
40,000	@@,C	Societe Generale, 4.656%, due 11/29/49	34,239
40,000	@@,C	Standard Chartered PLC, 4.750%, due 07/29/49	32,200
80,000	@@,C	Standard Chartered PLC, 4.875%, due 11/29/49	64,600
46,000	@@,C	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	48,646
7,000		Wachovia Corp., 5.500%, due 08/01/35	6,661
40,000	@@,C	Westpac Banking Corp., 4.369%, due 09/30/49	33,536
			1,250,114
		Beverages: 0.1%
52,000	@@	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	61,360
			61,360
		Chemicals: 0.2%
13,000	@@,#	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	13,092
10,000		Stauffer Chemical, 5.330%, due 04/15/10	7,969
30,000		Stauffer Chemical, 7.770%, due 04/15/17	15,819
89,000		Union Carbide Corp., 7.750%, due 10/01/96	93,610
			130,490
		Commercial Services: 0.2%
100,000	C	Tulane University of Louisiana, 5.168%, due 11/15/12	100,000
			100,000
		Diversified Financial Services: 2.7%
13,000	@@,#,I	Alpine III, 4.882%, due 08/16/14	13,037
13,000	@@,#,I	Alpine III, 5.290%, due 08/16/14	13,036
20,000	@@,#,I	Alpine III, 7.090%, due 08/16/14	20,097
35,000	@@,#,I	Alpine III, 10.340%, due 08/16/14	36,006
15,612	@@,#,C	Arcel Finance Ltd., 5.984%, due 02/01/09	15,804
28,000	@@,#,C	Arcel Finance Ltd., 6.361%, due 05/01/12	27,549
$28,770	@@,#	Arcel Finance Ltd., 7.048%, due 09/01/11	$29,765
62,743	#	Astoria Depositor Corp., 7.902%, due 05/01/21	64,185
104,000	#	Astoria Depositor Corp., 8.144%, due 05/01/21	107,168
117,728	@@,#	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	118,612
74,000	@@,#,C	BTM Curacao Holdings NV, 4.760%, due 07/21/15	72,431
45,000	C	Citigroup Capital II, 7.750%, due 12/01/36	47,430
61,000	#,C	Corestates Capital Trust I, 8.000%, due 12/15/26	64,805
30,000	@@,C	Financiere CSFB NV, 4.188%, due 03/29/49	24,300
42,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	42,146
66,000		General Motors Acceptance Corp., 6.875%, due 09/15/11	59,701
124,000		General Motors Acceptance Corp., 7.000%, due 02/01/12	111,807
39,000		Goldman Sachs Group, Inc., 4.070%, due 03/02/10	39,048
46,000	#,C	HVB Funding Trust III, 9.000%, due 10/22/31	61,116
18,000		International Lease Finance Corp., 5.000%, due 04/15/10	17,848
37,000	C	JPM Capital Trust I, 7.540%, due 01/15/27	39,144
39,000	C	JPM Capital Trust II, 7.950%, due 02/01/27	41,661
87,000	#,C	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	86,041
35,000	@@,C	Paribas, 4.045%, due 12/31/49	30,163
28,000	@@,#,C	Petroleum Export Ltd/Cayman SPV, 4.623%, due 06/15/10	27,742
32,000	@@,#,C	Petroleum Export Ltd/Cayman SPV, 5.265%, due 06/15/11	31,674
86,543	@@,#,C	PF Export Receivables Master Trust, 6.436%, due 06/01/15	86,248
14,000	C	Residential Capital Corp., 6.375%, due 06/30/10	14,126
14,000	C	Residential Capital Corp., 6.875%, due 06/30/15	14,679
300,000	#	Toll Road Investors Partnership II LP, 18.250%, due 02/15/45	36,324
48,000	@@,C	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	52,057
			1,445,750
		Electric: 1.2%
68,026	C	CE Generation LLC, 7.416%, due 12/15/18	72,345
59,000	C	Consumers Energy Co., 4.250%, due 04/15/08	57,720
67,000	@@	Empresa Nacional de Electricidad SA/Chile, 8.625%, due 08/01/15	77,931
57,000	C	Entergy Gulf States, Inc., 5.120%, due 08/01/10	55,451
51,000	C	Enterprise Capital Trust II, 5.240%, due 06/30/28	50,599

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED)(CONTINUED)

Principal Amount			Value
		Electric (continued)
$43,000	C	FirstEnergy Corp., 6.450%, due 11/15/11	$45,261
74,000	C	Firstenergy Corp., 7.375%, due 11/15/31	85,387
36,021	#,C	Juniper Generation LLC, 6.790%, due 12/31/14	35,071
36,000	@@,+	Korea Electric Power Corp., 0.610%, due 04/01/96	20,835
41,000	C	NorthWestern Corp., 5.875%, due 11/01/14	40,998
30,000	C	Potomac Edison Co., 5.000%, due 11/01/06	30,000
24,000	#	Power Contract Financing LLC, 6.256%, due 02/01/10	24,379
11,745		PPL Montana LLC, 8.903%, due 07/02/20	13,515
13,000	C	Sierra Pacific Power Co., 6.250%, due 04/15/12	13,228
16,547	#	Tenaska Virginia Partners LP, 6.119%, due 03/30/24	17,105
			639,825
		Food: 0.3%
15,000	C	Delhaize America, Inc., 8.050%, due 04/15/27	15,223
19,000	C	Delhaize America, Inc., 8.125%, due 04/15/11	20,629
67,000	C	Sara Lee Corp., 6.125%, due 11/01/32	62,424
62,000	C	Tyson Foods, Inc., 7.250%, due 10/01/06	63,121
			161,397
		Forest Products and Paper: 0.0%
27,000	C	Georgia-Pacific Corp./Timber Group, 7.250%, due 06/01/28	24,030
			24,030
		Gas: 0.1%
67,000	#,C	Williams Gas Pipelines Central, Inc., 7.375%, due 11/15/06	68,719
			68,719
		Home Builders: 0.0%
4,000	C	Technical Olympic USA, Inc., 9.000%, due 07/01/10	4,010
			4,010
		Insurance: 0.3%
59,000		AON Corp., 8.205%, due 01/01/27	67,937
30,000		Prudential Financial, Inc., 4.104%, due 11/15/06	29,793
66,000	#,C	Zurich Capital Trust I, 8.376%, due 06/01/37	71,338
			169,068
		Media: 0.1%
28,000	C	Comcast Corp., 5.650%, due 06/15/35	25,410
33,000	C	COX Communications, Inc., 6.850%, due 01/15/18	34,562
			59,972
		Mining: 0.1%
$31,000	@@	Vale Overseas Ltd., 8.250%, due 01/17/34	$34,333
			34,333
		Multi-National: 0.1%
32,000	@@	Corp Andina de Fomento, 5.125%, due 05/05/15	31,337
			31,337
		Oil and Gas: 0.5%
31,000	C	Amerada Hess Corp., 6.650%, due 08/15/11	33,311
30,000	@@,#	Empresa Nacional de Petroleo, 4.875%, due 03/15/14	28,538
21,000	@@,#	Empresa Nacional de Petroleo, 6.750%, due 11/15/12	22,525
36,000	@@,+,C	Husky Oil Co., 8.900%, due 08/15/28	38,819
64,000	#,C	Pemex Project Funding Master Trust, 5.170%, due 06/15/10	66,367
17,000	#	Pemex Project Funding Master Trust, 5.750%, due 12/15/15	16,724
52,000	@@,#,C	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, due 09/30/20	51,240
38,000	@@,#	Tengizchevroil Finance Co. SARL, 6.124%, due 11/15/14	38,665
			296,189
		Pharmaceuticals: 0.1%
38,000	#,C	AmerisourceBergen Corp., 5.625%, due 09/15/12	38,095
15,000	#,C	AmerisourceBergen Corp., 5.875%, due 09/15/15	15,150
			53,245
		Real Estate: 0.2%
42,000	C	EOP Operating LP, 7.750%, due 11/15/07	44,092
8,000	C	Liberty Property LP, 6.375%, due 08/15/12	8,388
40,000	C	Liberty Property LP, 7.750%, due 04/15/09	43,221
			95,701
		Real Estate Investment Trusts: 0.2%
35,000	C	Simon Property Group LP, 4.875%, due 03/18/10	34,430
55,000	C	Simon Property Group LP, 6.375%, due 11/15/07	56,301
			90,731
		Retail: 0.1%
48,000	C	May Department Stores Co., 3.950%, due 07/15/07	47,178
			47,178
		Savings and Loans: 0.1%
33,000	C	Great Western Financial, 8.206%, due 02/01/27	35,310
			35,310

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED)(CONTINUED)

Principal Amount			Value
		Telecommunications: 0.4%
$29,000	C	AT&T Corp., 9.750%, due 11/15/31	$35,815
39,000	C	BellSouth Corp., 4.200%, due 09/15/09	37,869
25,000	@@,+	Deutsche Telekom International Finance BV, 8.500%, due 06/15/10	27,856
14,000	C	New Cingular Wireless Services, Inc., 8.125%, due 05/01/12	16,137
22,000	+	Sprint Capital Corp., 4.780%, due 08/17/06	21,983
30,000	@@,C	Telefonos de Mexico SA de CV, 4.750%, due 01/27/10	29,563
42,000	C	Verizon Global Funding Corp., 5.850%, due 09/15/35	39,917
500,000	**,C,I,X	Winstar Communications, Inc., 12.750%, due 04/15/10	50
			209,190
		Total Corporate Bonds/Notes (Cost $5,448,761)	5,020,243

U.S. GOVERNMENT AGENCY OBLIGATIONS: 12.8%
		Federal Home Loan Bank: 0.6%
230,000		3.250%, due 12/17/07	223,625
110,000		4.125%, due 10/19/07	108,902
			332,527
		Federal Home Loan Mortgage Corporation: 4.1%
119,000		3.875%, due 06/15/08	116,687
121,000		4.000%, due 08/17/07	119,676
194,493	C	4.500%, due 12/15/16	191,674
99,000	C	4.500%, due 02/15/20	93,059
221,000		4.625%, due 12/19/08	220,502
125,798	C	5.000%, due 08/15/16	124,382
36,000	C	5.000%, due 05/15/20	35,277
126,084	C	5.000%, due 08/15/21	125,171
107,000	C	5.000%, due 04/15/23	101,987
20,593		5.038%, due 04/01/35	20,194
69,342		5.223%, due 06/01/35	68,350
93,674	C	5.500%, due 11/15/18	94,483
54,000		5.500%, due 12/15/18	54,236
18,000		5.500%, due 12/15/33	17,753
91,000		5.875%, due 03/21/11	94,718
67,216		6.000%, due 04/01/14	68,555
540,707	C	6.000%, due 01/15/29	550,122
129,926		6.500%, due 12/01/31	133,236
			2,230,062
		Federal National Mortgage Association: 7.9%
225,000		3.875%, due 07/15/08	220,651
70,000		4.250%, due 09/15/07	69,496
15,000		4.500%, due 12/15/18	14,503
47,371		4.639%, due 08/01/35	46,525
141,000	C	4.750%, due 12/25/42	140,407
116,009		4.821%, due 08/01/35	114,436
1,276,000		5.000%, due 12/15/35	1,227,753
59,897		5.107%, due 07/01/35	59,001
171,533		5.150%, due 09/01/35	171,063
115,000		5.250%, due 08/01/12	116,053
$52,333		5.309%, due 08/01/35	$51,734
39,070		5.500%, due 12/15/19	39,241
88,226		5.500%, due 11/01/32	87,167
321,817		5.500%, due 11/01/33	317,870
143,927		6.000%, due 08/01/16	147,108
50,991		6.000%, due 10/01/18	52,119
304,859		6.000%, due 07/25/29	310,137
154,698		6.000%, due 04/25/31	158,195
307,000		6.000%, due 12/15/34	308,820
377,000		6.500%, due 12/15/35	386,071
105,000		6.625%, due 11/15/10	113,399
22,403		7.500%, due 09/01/30	23,540
58,646	C	7.500%, due 01/25/48	60,973
			4,236,262
		Government National Mortgage Association: 0.2%
105,462		6.500%, due 06/15/29	109,784
			109,784
		Total U.S. Government Agency Obligations (Cost $6,968,096)	6,908,635
U.S. TREASURY OBLIGATIONS: 10.0%
		U.S. Treasury Bonds: 3.1%
888,000		5.375%, due 02/15/31	975,968
195,000		6.000%, due 02/15/26	224,837
181,000		7.250%, due 05/15/16	219,943
162,000		9.250%, due 02/15/16	222,598
			1,643,346
		U.S. Treasury Notes: 6.7%
142,000		4.250%, due 11/30/07	141,590
1,391,000	S	4.250%, due 10/15/10	1,379,808
88,000	S	4.375%, due 11/15/08	87,938
1,333,000		4.500%, due 11/15/10	1,337,739
672,000		4.500%, due 11/15/15	672,315
			3,619,390
		U.S. Treasury STRIP: 0.2%
192,000		4.750%, due 05/15/16	117,887
			117,887
		Total U.S. Treasury Obligations (Cost $5,392,252)	5,380,623

ASSET-BACKED SECURITIES: 2.3%
		Automobile Asset-Backed Securities: 0.4%
95,000	C	Capital One Auto Finance Trust, 3.180%, due 09/15/10	93,256
13,000	C	Carmax Auto Owner Trust, 4.210%, due 01/15/10	12,861
13,000	C	Honda Auto Receivables Owner Trust, 3.820%, due 05/21/10	12,696
50,000	C	Nissan Auto Receivables Owner Trust, 2.050%, due 03/16/09	48,742
11,000	C	Nissan Auto Receivables Owner Trust, 4.190%, due 07/15/09	10,889
40,000	C	USAA Auto Owner Trust, 2.040%, due 02/16/10	39,377
			217,821

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED)(CONTINUED)

Principal Amount			Value
		Credit Card Asset-Backed Securities: 0.5%
$55,000	C	Bank One Issuance Trust, 4.540%, due 09/15/10	$54,476
55,000	C	Capital One Master Trust, 4.900%, due 03/15/10	55,113
95,000	C	Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	95,505
75,000	C	MBNA Credit Card Master Note Trust, 4.950%, due 06/15/09	75,266
8,000	C	MBNA Master Credit Card Trust USA, 5.900%, due 08/15/11	8,270
			288,630
		Home Equity Asset-Backed Securities: 1.2%
104,243	C	Bayview Financial Acquisition Trust, 4.570%, due 09/28/43	104,503
33,729	C	Centex Home Equity, 4.471%, due 01/25/34	33,757
252,076	C	Emergent Home Equity Loan Trust, 7.080%, due 12/15/28	251,795
236,000	C	GSAA Trust, 5.242%, due 06/25/34	233,913
32,238	C	Merrill Lynch Mortgage Investors, Inc., 4.551%, due 07/25/34	32,375
			656,343
		Other Asset-Backed Securities: 0.2%
19,823	C	Amortizing Residential Collateral Trust, 4.691%, due 05/25/32	19,842
5,102	C	Chase Funding Mortgage Loan, 2.734%, due 09/25/24	5,071
7,000	C	Chase Funding Mortgage Loan, 4.045%, due 05/25/33	6,904
21,464	C	Chase Funding Mortgage Loan Asset-Backed Certificates, 4.491%, due 07/25/33	21,515
5,000	C	Countrywide Asset-Backed Certificates, 4.493%, due 02/25/36	4,941
8,000	C	Popular ABS Mortgage Pass-Through Trust, 3.735%, due 12/25/34	7,891
8,000	C	Popular ABS Mortgage Pass-Through Trust, 4.000%, due 12/25/34	7,842
4,000	C	Popular ABS Mortgage Pass-Through Trust, 4.596%, due 11/25/35	3,958
13,603	C	Residential Asset Mortgage Products, Inc., 4.501%, due 06/25/33	13,632
			91,596
		Total Asset-Backed Securities (Cost $1,266,186)	1,254,390

COLLATERALIZED MORTGAGE OBLIGATIONS: 7.2%
		Commercial Mortgage-Backed Securities: 2.3%
20,000	C	Banc of America Commercial Mortgage, Inc., 4.611%, due 07/10/43	19,634
$81,000	C	Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	$79,065
79,000	C	COMM, 3.600%, due 03/10/39	75,823
78,000	C	CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	76,112
40,000	C	CS First Boston Mortgage Securities Corp., 7.776%, due 04/15/62	44,070
215,000	C	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	221,932
60,000	C	DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	62,509
570,000	C	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	609,865
18,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.857%, due 10/12/35	18,592
23,000	C	LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29	22,131
			1,229,733
		Whole Loan Collateral PAC: 0.1%
50,418		MASTR Alternative Loans Trust, 8.500%, due 05/25/33	51,516
			51,516
		Whole Loan Collateralized Mortgage Obligations: 4.8%
583,612	C	Banc of America Funding Corp., 4.400%, due 12/31/49	584,158
199,224	C	Banc of America Funding Corp., 5.278%, due 09/20/35	196,016
165,010	C	Banc of America Funding Corp., 5.750%, due 09/20/34	162,780
150,999	C	Bank of America Alternative Loan Trust, 6.000%, due 06/25/35	150,919
54,240	C	Bank of America Mortgage Securities, 5.250%, due 11/25/19	53,456
52,158	C	Bank of America Mortgage Securities, 5.500%, due 11/25/33	49,712
16,140	C	Citigroup Mortgage Loan Trust, Inc., 4.157%, due 12/25/34	16,151
83,961	C	Countrywide Alternative Loan Trust, 5.414%, due 10/25/35	83,280
94,786	C	Countrywide Home Loan Mortgage Pass Through Trust, 5.000%, due 11/25/18	92,892
179,397	C	GMAC Mortgage Corp. Loan Trust, 5.264%, due 03/18/35	177,463
37,933	#,C	GSMPS Mortgage Loan Trust, 4.541%, due 01/25/35	38,033
57,490	C	Homebanc Mortgage Trust, 4.621%, due 08/25/29	57,793
66,756	C	Mastr Adjustable Rate Mortgages Trust, 5.363%, due 06/30/19	65,484
139,334	C	MASTR Alternative Loans Trust, 5.500%, due 01/25/20	138,901
23,196	C	Structured Asset Mortgage Investments, Inc., 4.399%, due 04/19/35	23,120
422,086	C	Thornburg Mortgage Securities Trust, 4.541%, due 12/25/33	423,014

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED)(CONTINUED)

Principal Amount				Value

		Whole Loan Collateralized Mortgage Obligations (continued)
$106,199	C	Washington Mutual, 6.000%, due 06/25/34		$106,067
63,053	C	Washington Mutual, Inc., 4.348%, due 01/25/45		63,100
130,000	C	Wells Fargo Mortgage Backed Securities Trust, 4.500%, due 08/25/18		123,370
				2,605,709
		Total Collateralized Mortgage Obligations (Cost $3,982,887)		3,886,958

OTHER BONDS: 0.1%
		Sovereign: 0.1%
16,000	@@	Mexico Government Intl. Bond, 6.625%, due 03/03/15		17,320
23,728	@@	Uruguay Government Intl. Bond, 10.500%, due 10/20/06		36,506
		Total Other Bonds (Cost $42,099)		53,826
MUNICIPAL BONDS: 0.2%
		Municipal: 0.2%
25,000		City of New York, NY, 5.000%, due 11/01/08		26,041
25,000		City of New York, NY, 5.000%, due 11/01/11		26,709
25,000	C	City of New York, NY, 5.000%, due 11/01/15		26,741
10,000	C	City of New York, NY, 5.000%, due 04/01/35		10,193
		Total Municipal Bonds (Cost $91,376)		89,684
		Total Long-Term Investments (Cost $53,429,359)		54,740,330
SHORT-TERM INVESTMENTS: 1.8%
		Repurchase Agreement: 1.8%
976,000	S	Morgan Stanley Repurchase Agreement dated 11/30/05, 4.020%, due 12/01/05, $976,109 to be received upon repurchase (Collateralized by $3,250,000 Resolution Funding Corporation, 8.875%, Market Value plus accrued interest $996,060, due 04/15/30)		976,000
		Total Short-Term Investments (Cost $976,000)		976,000

		Total Investments In Securities (Cost $54,405,359)*	103.6%	$55,716,330
		Other Assets and Liabilities-Net	(3.6)	(1,931,364)
		Net Assets	100.0%	$53,784,966

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
STRIP	Separate Trading of Registered Interest and Principal of Securities
+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
I	Illiquid security
**	Defaulted security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Trustees.
*	Cost for federal income tax purposes is $54,523,944. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,834,595
Gross Unrealized Depreciation	(1,642,206)
Net Unrealized Appreciation	$1,192,389

Information concerning the Credit Default Agreements outstanding for the ING Equity and Bond Fund at November 30, 2005, is shown below:

	Termination Date	Notional Principal	Unrealized Appreciation (Depreciation)
Georgia Pacific Receive $300,000 in the event of default and pay 0.680% Counterparty: Credit Suisse First Boston International	12/20/2010	13,000	$(358)
Sara Lee Corp. Receive $1,800,000 in the event of default and pay 0.260% Counterparty: Morgan Stanley Capital Services, Inc.	12/20/2010	67,000	(557)
UVV Receive $100,000 in the event of default and pay 1.350% Counterparty: JPMorgan Chase Bank	10/15/2013	34,000	568
			$(347)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING REAL ESTATE FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED)(CONTINUED)

Shares			Value
REAL ESTATE INVESTMENT TRUSTS: 95.7%
		Apartments: 16.2%
159,400		Archstone-Smith Trust	$6,664,514
122,000		AvalonBay Communities, Inc.	11,156,900
62,100		BRE Properties	2,891,376
113,900		Camden Property Trust	6,720,100
234,500		Equity Residential	9,558,220
97,300		Post Properties, Inc.	3,936,758
119,200		United Dominion Realty Trust, Inc.	2,668,888
			43,596,756
		Boat Dealers: 2.0%
170,300		Ventas, Inc.	5,369,559
			5,369,559
		Diversified: 9.3%
53,700		American Campus Communities, Inc.	1,351,629
81,200		GMH Communities Trust	1,223,684
124,000		Liberty Property Trust	5,265,040
182,600		Reckson Associates Realty Corp.	6,706,898
123,900		Vornado Realty Trust	10,574,865
			25,122,116
		Hotels: 3.5%
157,800		Host Marriott Corp.	2,824,620
73,300		LaSalle Hotel Properties	2,467,278
150,900	@	Meristar Hospitality Corp.	1,477,311
144,700		Strategic Hotel Capital, Inc.	2,672,609
			9,441,818
		Office Property: 24.7%
231,100		Arden Realty, Inc.	10,510,428
103,200		BioMed Realty Trust, Inc.	2,649,144
151,100		Boston Properties, Inc.	11,364,231
72,500		Carramerica Realty Corp.	2,559,250
119,150		Corporate Office Properties Trust SBI MD	4,298,932
179,000		Equity Office Properties Trust	5,581,220
131,300		Highwoods Properties, Inc.	3,785,379
34,500		Kilroy Realty Corp.	2,125,200
184,400		Maguire Properties, Inc.	5,900,800
113,300		SL Green Realty Corp.	8,367,205
424,300		Trizec Properties, Inc.	9,538,264
			66,680,053
		Operation/Developement: 1.1%
93,400	@@	Brookfield Properties Co.	2,784,254
			2,784,254
		Regional Malls: 14.5%
248,400		General Growth Properties, Inc.	11,332,008
80,900		Macerich Co.	5,499,582
65,450		Mills Corp.	2,807,805
234,300		Simon Property Group, Inc.	18,113,733
40,400		Taubman Centers, Inc.	1,414,808
			39,167,936
		Shopping Centers: 11.9%
145,350		Acadia Realty Trust	2,976,768
147,900		Developers Diversified Realty Corp.	6,699,870
105,600		Federal Realty Investors Trust	6,650,688
166,200		New Plan Excel Realty Trust	3,968,856
79,500		Pan Pacific Retail Properties, Inc.	$5,350,350
111,200		Regency Centers Corp.	6,455,160
			32,101,692
		Storage: 4.5%
97,800		Extra Space Storage, Inc.	1,490,472
121,900		Public Storage, Inc.	8,606,140
13,500		Shurgard Storage Centers, Inc.	790,020
65,000		U-Store-It Trust	1,379,300
			12,265,932
		Warehouse: 8.0%
176,400		AMB Property Corp.	8,248,464
295,100		ProLogis	13,385,736
			21,634,200
		Total Real Estate Investment Trust (Cost $187,666,719)	258,164,316
COMMON STOCK: 3.5%
		Lodging: 3.5%
153,400		Starwood Hotels & Resorts Worldwide, Inc.	9,280,700
		Total Common Stock (Cost $5,635,490)	9,280,700
		Total Long-Term Investments (Cost $193,302,209)	267,445,016

Principal Amount			Value

SHORT-TERM INVESTMENTS: 0.1%

	U.S. Government Agency Obligations: 0.1%
$222,977	Federal National Mortgage Association 3.700%, due 12/01/05		222,977
	Total U.S. Government Agency Obligations (Cost $222,977)		222,977
	Total Investments In Securities (Cost $193,525,186)*	99.3%	$267,667,993
	Other Assets and Liabilities-Net	0.7	1,961,274
	Net Assets	100.0%	$269,629,267

@	Non-income producing security
@@	Foreign issuer
*	Cost for federal income tax purposes is $191,561,542. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$76,345,953
Gross Unrealized Depreciation	(239,502)
Net Unrealized Appreciation	$76,106,451

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING DISCIPLINED LARGECAP FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED)

Shares			Value
COMMON STOCK: 99.8%
		Aerospace/Defense: 3.8%
6,900		Boeing Co.	$470,511
2,560		General Dynamics Corp.	292,608
4,840		Lockheed Martin Corp.	293,304
6,481		Raytheon Co.	249,000
3,190		Rockwell Collins, Inc.	145,783
3,490		United Technologies Corp.	187,902
			1,639,108
		Agriculture: 2.1%
7,210	@	Altria Group, Inc.	524,816
10,090		Archer-Daniels-Midland Co.	237,821
1,600	L	Reynolds American, Inc.	142,432
			905,069
		Airlines: 0.5%
12,000		Southwest Airlines Co.	198,000
			198,000
		Apparel: 0.7%
6,350	@	Coach, Inc.	218,631
1,800		VF Corp.	101,970
			320,601
		Auto Manufacturers: 0.6%
29,150	L	Ford Motor Co.	236,990
			236,990
		Auto Parts and Equipment: 0.1%
3,490	@,L	Goodyear Tire & Rubber Co.	59,784
			59,784
		Banks: 5.4%
22,680		Bank of America Corp.	1,040,785
2,960		Comerica, Inc.	170,703
3,789		PNC Financial Services Group, Inc.	241,625
6,450		U.S. Bancorp	195,306
5,640		Wachovia Corp.	301,176
5,840		Wells Fargo & Co.	367,044
			2,316,639
		Beverages: 3.0%
14,630		Coca-Cola Co.	624,555
11,440		PepsiCo, Inc.	677,248
			1,301,803
		Biotechnology: 0.8%
4,190	@	Amgen, Inc.	339,097
			339,097
		Chemicals: 1.1%
3,440		Dow Chemical Co.	155,660
3,240		E.I. du Pont de Nemours & Co.	138,510
2,940		PPG Industries, Inc.	178,546
			472,716
		Commercial Services: 1.1%
2,560		Equifax, Inc.	98,048
5,660		H&R Block, Inc.	138,330
4,790		McKesson Corp.	240,937
			477,315
		Computers: 5.8%
6,950	@	Apple Computer, Inc.	$471,349
18,390	@	Dell, Inc.	554,642
24,890	@	EMC Corp.	346,718
20,907		Hewlett-Packard Co.	620,311
5,540		International Business Machines Corp.	492,506
12,700	@	Seagate Technology	—
			2,485,526
		Cosmetics/Personal Care: 2.3%
5,860		Colgate-Palmolive Co.	319,487
11,840	L	Procter & Gamble Co.	677,130
			996,617
		Distribution/Wholesale: 0.3%
3,190		Genuine Parts Co.	141,349
			141,349
		Diversified Financial Services: 8.8%
4,590		American Express Co.	236,018
15,640		Charles Schwab Corp.	238,510
17,750		Citigroup, Inc.	861,762
3,290		Fannie Mae	158,085
3,860		Goldman Sachs Group, Inc.	497,786
12,330		J.P. Morgan Chase & Co.	471,623
2,760		Lehman Brothers Holdings, Inc.	347,760
7,440		Merrill Lynch & Co., Inc.	494,165
8,900		Morgan Stanley	498,666
			3,804,375
		Electric: 1.9%
1,400		Dominion Resources, Inc.	106,330
3,360	L	Duke Energy Corp.	90,250
5,890		Edison Intl.	265,757
200		Southern Co.	6,952
3,340		TXU Corp.	342,784
			812,073
		Electrical Components and Equipment: 0.5%
2,858		Emerson Electric Co.	216,093
			216,093
		Electronics: 0.8%
7,320	@	Agilent Technologies, Inc.	261,031
9,170	@	Sanmina-SCI Corp.	37,964
17,635	@,L	Solectron Corp.	63,310
			362,305
		Food: 0.8%
5,304		General Mills, Inc.	252,099
2,703		SUPERVALU, Inc.	88,442
			340,541
		Forest Products and Paper: 0.1%
1,485		Louisiana-Pacific Corp.	40,050
			40,050
		Gas: 0.6%
800	L	Nicor, Inc.	32,080
4,817		Sempra Energy	211,707
			243,787

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING DISCIPLINED LARGECAP FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED)(CONTINUED)

Shares			Value
		Healthcare-Products: 2.0%
10,290		Johnson & Johnson	$635,408
4,190		Medtronic, Inc.	232,838
			868,246
		Healthcare-Services: 3.8%
3,290		Aetna, Inc.	304,292
2,960	@	Coventry Health Care, Inc.	176,327
3,110	@	Humana, Inc.	142,531
9,580		UnitedHealth Group, Inc.	573,459
5,490	@	WellPoint, Inc.	421,797
			1,618,406
		Insurance: 5.5%
9,030		American Intl. Group, Inc.	606,274
2,760		Chubb Corp.	267,278
3,160		Lincoln National Corp.	164,257
2,246		Loews Corp.	216,919
7,500		MetLife, Inc.	385,800
4,434		Principal Financial Group	224,909
4,931		Prudential Financial, Inc.	381,659
2,071		Safeco Corp.	116,494
			2,363,590
		Internet: 0.9%
4,800	@	Amazon.com, Inc.	232,608
3,840	@,L	eBay, Inc.	172,070
			404,678
		Iron/Steel: 0.4%
2,760	@,L	Nucor Corp.	185,141
			185,141
		Leisure Time: 0.2%
1,600	L	Carnival Corp.	87,184
			87,184
		Media: 2.5%
7,950	@,L	Comcast Corp.	209,880
5,090		McGraw-Hill Cos., Inc.	270,025
9,030		News Corp.	133,734
16,380		Time Warner, Inc.	294,512
5,490		Viacom, Inc.	183,366
			1,091,517
		Mining: 1.1%
3,290	@	Freeport-McMoRan Copper & Gold, Inc.	171,442
1,600		Newmont Mining Corp.	73,792
1,600	L	Phelps Dodge Corp.	217,072
			462,306
		Miscellaneous Manufacturing: 4.2%
6,260		3M Co.	491,285
36,660		General Electric Co.	1,309,495
			1,800,780
		Oil and Gas: 10.4%
4,040		Burlington Resources, Inc.	291,890
12,998		ChevronTexaco Corp.	744,915
9,086		ConocoPhillips	549,794
4,740		Devon Energy Corp.	285,348
3,160		EOG Resources, Inc.	226,730
27,820		Exxon Mobil Corp.	1,614,394

3,890		Occidental Petroleum Corp.	$308,477
2,160	L	Sunoco, Inc.	166,752
3,060		Valero Energy Corp.	294,372
			4,482,672
		Oil and Gas Services: 0.2%
700		Schlumberger Ltd.	67,011
			67,011
		Pharmaceuticals: 5.0%
5,590		Abbott Laboratories	210,799
1,950		AmerisourceBergen Corp.	156,683
4,840		Cardinal Health, Inc.	309,518
2,560	@	Express Scripts, Inc.	216,218
2,860	@	Hospira, Inc.	126,269
4,290	@	King Pharmaceuticals, Inc.	67,482
17,750		Merck & Co., Inc.	521,850
25,560		Pfizer, Inc.	541,871
			2,150,690
		Retail: 6.7%
5,640	L	Best Buy Co., Inc.	272,074
2,360		Darden Restaurants, Inc.	84,441
7,700		Home Depot, Inc.	321,706
4,390		J.C. Penney Co., Inc. Holding Co.	230,343
2,760		Lowe’s Cos., Inc.	186,245
11,740		McDonald’s Corp.	397,399
3,840		Nordstrom, Inc.	141,619
10,740		Staples, Inc.	248,094
2,760	@,L	Starbucks Corp.	84,042
3,190	L	Target Corp.	170,697
8,680		Wal-Mart Stores, Inc.	421,500
2,000		Wendy’s Intl., Inc.	101,560
4,410	L	Yum! Brands, Inc.	215,164
			2,874,884
		Semiconductors: 3.7%
36,020		Intel Corp.	961,014
6,050		National Semiconductor Corp.	156,574
14,100		Texas Instruments, Inc.	457,968
			1,575,556
		Software: 4.3%
4,060	@	Autodesk, Inc.	169,383
6,720		Automatic Data Processing, Inc.	315,840
4,040	@	BMC Software, Inc.	82,780
3,160	@,L	Citrix Systems, Inc.	85,762
6,000	@	Compuware Corp.	55,380
3,290	@	Intuit, Inc.	176,245
31,960		Microsoft Corp.	885,612
6,650	@,L	Novell, Inc.	51,737
4,790	@	Parametric Technology Corp.	28,022
			1,850,761
		Telecommunications: 6.1%
12,680	L	AT&T Corp.	315,859
7,020		Bellsouth Corp.	191,365
42,280	@	Cisco Systems, Inc.	741,592
20,200		Motorola, Inc.	486,618
5,790		QUALCOMM, Inc.	263,271
11,180		Sprint Corp.	279,947
10,976		Verizon Communications, Inc.	351,012
			2,629,664

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING DISCIPLINED LARGECAP FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED)(CONTINUED)

Shares			Value
		Toys/Games/Hobbies: 0.1%
3,020	L	Hasbro, Inc.	$61,668
			61,668
		Transportation: 1.6%
1,900		Burlington Northern Santa Fe	124,947
5,727		Norfolk Southern Corp.	253,471
3,790		United Parcel Service, Inc.	295,241
			673,659
		Total Common Stock (Cost $39,150,170)	42,958,251

Principal Amount			Value

SHORT-TERM INVESTMENTS: 8.1%
	Repurchase Agreement: 0.2%
$71,000	Goldman Sachs Repurchase Agreement dated 11/30/05, 4.000%, due 12/01/05, $71,008 to be received upon repurchase (Collateralized by $100,000 Federal Home Loan Bank, 6.000%, Market Value plus accrued interest $97,546, due 11/15/24).		71,000

	Total Repurchase Agreement (Cost $71,000)		71,000
	Securities Lending Collateralcc: 7.9%
3,399,769	The Bank of New York Institutional Cash Reserves Fund		3,399,769
	Total Securities Lending Collateral (Cost $3,399,769)		3,399,769
	Total Short-Term Investments (Cost $3,470,769)		3,470,769
	Total Investments In Securities (Cost $42,620,939)*	107.9%	$46,429,020
	Other Assets and Liabilities-Net	(7.9)	(3,412,688)
	Net Assets	100.0%	$43,016,332

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at November 30, 2005.
*	Cost for federal income tax purposes is $43,181,228. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$4,054,826
Gross Unrealized Depreciation	(807,034)
Net Unrealized Appreciation	$3,247,792

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING LARGECAP GROWTH FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED)

Shares			Value
COMMON STOCK: 99.7%
		Aerospace/Defense: 5.8%
139,220	L	Boeing Co.	$9,493,412
68,720		General Dynamics Corp.	7,854,696
			17,348,108
		Banks: 4.4%
213,200	L	Commerce Bancorp, Inc.	7,182,708
66,170	@@	UBS AG	6,082,346
			13,265,054
		Biotechnology: 4.2%
119,530	@	Amgen, Inc.	9,673,563
37,380	@	Genzyme Corp.	2,778,829
			12,452,392
		Commercial Services: 1.3%
65,370		Moody’s Corp.	3,932,006
			3,932,006
		Computers: 7.9%
85,030	@	Apple Computer, Inc.	5,766,735
148,460	@	Dell, Inc.	4,477,554
365,700	@,L	Network Appliance, Inc.	10,649,184
55,540	@	Sandisk Corp.	2,835,872
			23,729,345
		Cosmetics/Personal Care: 2.3%
121,520	L	Procter & Gamble Co.	6,949,729
			6,949,729
		Diversified Financial Services: 13.4%
24,670		Chicago Mercantile Exchange Holdings, Inc.	8,736,881
388,658		Countrywide Financial Corp.	13,529,184
87,230	L	Franklin Resources, Inc.	8,101,922
54,850		Legg Mason, Inc.	6,727,353
74,400	@,L	Nasdaq Stock Market, Inc.	2,911,272
			40,006,612
		Healthcare-Products: 4.3%
231,680		Medtronic, Inc.	12,874,458
			12,874,458
		Healthcare-Services: 6.7%
69,435	@	Coventry Health Care, Inc.	4,136,243
209,970		UnitedHealth Group, Inc.	12,568,804
43,240	@	WellPoint, Inc.	3,322,129
			20,027,176
		Insurance: 1.3%
32,240		Progressive Corp.	3,965,198
			3,965,198
		Internet: 8.0%
21,920	@,L	Google, Inc.	8,877,381
374,580	@,L	Yahoo!, Inc.	15,069,353
			23,946,734
		Lodging: 2.0%
99,030	L	Starwood Hotels & Resorts Worldwide, Inc.	5,991,315
			5,991,315
		Media: 2.9%
299,140	@,L	XM Satellite Radio Holdings, Inc.	$8,752,836
			8,752,836
		Mining: 2.0%
103,650	@@	Cameco Corp.	5,903,904
			5,903,904
		Miscellaneous Manufacturing: 5.8%
137,020	L	Danaher Corp.	7,604,610
267,780		General Electric Co.	9,565,102
			17,169,712
		Oil and Gas: 1.9%
145,720	@@	Petro-Canada	5,554,846
			5,554,846
		Oil and Gas Services: 1.1%
50,020		Halliburton Co.	3,183,773
			3,183,773
		Pharmaceuticals: 9.9%
284,000	@@,L	AstraZeneca PLC ADR	13,078,199
91,040	@	Gilead Sciences, Inc.	4,614,818
141,090	@@	Sanofi-Aventis ADR	5,673,229
322,630		Schering-Plough Corp.	6,233,212
			29,599,458
		Retail: 1.5%
74,220		Abercrombie & Fitch Co.	4,551,170
			4,551,170
		Software: 8.3%
91,260	L	Adobe Systems, Inc.	2,975,989
214,870	@,L	Electronic Arts, Inc.	12,110,072
292,960		Microsoft Corp.	8,117,922
30,740	@,L	Pixar, Inc.	1,704,226
			24,908,209
		Telecommunications: 4.7%
106,890	@@	America Movil SA de CV ADR	3,069,881
242,990		QUALCOMM, Inc.	11,048,755
			14,118,636
		Total Common Stock (Cost $245,412,990)	298,230,671

Principal Amount			Value
SHORT-TERM INVESTMENTS: 23.7%
		U.S. Government Agency Obligations: 1.1%
$3,425,648		Federal National Mortgage Association, 3.700%, due 12/01/05	3,425,648
		Total U.S. Government Agency Obligations (Cost $3,425,648)	3,425,648

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING LARGECAP GROWTH FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount			Value
	Securities Lending Collateralcc: 22.6%
$67,516,273	The Bank of New York Institutional Cash Reserves Fund		$67,516,273
	Total Securities Lending Collateral (Cost $67,516,273)		67,516,273
	Total Short-Term Investments (Cost $70,941,921)		70,941,921
	Total Investments In Securities (Cost $316,354,911)*	123.4%	$369,172,592
	Other Assets and Liabilities-Net	(23.4)	(69,952,424)
	Net Assets	100.0%	$299,220,168

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at November 30, 2005.
*	Cost for federal income tax purposes is $317,032,024. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$53,262,847
Gross Unrealized Depreciation	(1,122,279)
Net Unrealized Appreciation	$52,140,568

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MIDCAP OPPORTUNITIES FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED)

Shares			Value
COMMON STOCK: 99.1%
		Advertising: 1.5%
56,800	@,L	Getty Images, Inc.	$5,185,272
			5,185,272
		Apparel: 3.8%
166,300	@	Coach, Inc.	5,725,709
46,900	@,@@	Gildan Activewear, Inc.	1,784,545
62,700	@,L	Guess ?, Inc.	2,124,276
69,500	L	Polo Ralph Lauren Corp.	3,725,200
			13,359,730
		Auto Parts and Equipment: 2.0%
117,900		BorgWarner, Inc.	7,074,000
			7,074,000
		Banks: 1.0%
46,015	L	Zions Bancorporation	3,480,993
			3,480,993
		Biotechnology: 2.5%
81,720	@,L	Celgene Corp.	4,978,382
108,600	@,L	MedImmune, Inc.	3,899,826
			8,878,208
		Coal: 1.9%
85,800		Peabody Energy Corp.	6,766,188
			6,766,188
		Computers: 3.2%
97,900	@	Anteon Intl. Corp.	4,196,973
149,202	@	Micros Systems, Inc.	7,207,949
			11,404,922
		Distribution/Wholesale: 1.6%
137,000	@	Wesco Intl., Inc.	5,719,750
			5,719,750
		Diversified Financial Services: 3.6%
71,700	@	Dun & Bradstreet Corp.	4,660,500
299,500	@	E*TRADE Financial Corp.	5,846,240
52,600	@,L	Investment Technology Group, Inc.	2,045,614
			12,552,354
		Electrical Components and Equipment: 1.6%
129,700		Ametek, Inc.	5,526,517
			5,526,517
		Electronics: 2.6%
209,458	@	Jabil Circuit, Inc.	6,937,249
51,900	@	Thomas & Betts Corp.	2,078,076
			9,015,325
		Healthcare-Products: 8.0%
85,600		C.R. Bard, Inc.	5,552,872
169,100	@,L	Gen-Probe, Inc.	7,807,347
128,800	@,L	Hologic, Inc.	9,153,816
114,530	@	St. Jude Medical, Inc.	5,471,098
			27,985,133
		Healthcare-Services: 5.2%
177,500	@	Community Health Systems, Inc.	$7,115,975
106,720	@	Coventry Health Care, Inc.	6,357,310
94,600		Quest Diagnostics, Inc.	4,738,514
			18,211,799
		Home Furnishings: 1.6%
58,000		Harman Intl. Industries, Inc.	5,655,000
			5,655,000
		Household Products/Wares: 1.2%
52,300	L	Fortune Brands, Inc.	4,077,308
			4,077,308
		Insurance: 1.4%
96,700	@,L	Proassurance Corp.	4,813,726
			4,813,726
		Internet: 0.8%
97,200	@,L	NetFlix, Inc.	2,676,888
			2,676,888
		Lodging: 4.2%
95,100	L	Harrah’s Entertainment, Inc.	6,475,359
165,500		Hilton Hotels Corp.	3,627,760
68,900	L	Station Casinos, Inc.	4,777,526
			14,880,645
		Machinery-Diversified: 3.3%
106,400	L	Graco, Inc.	3,870,832
140,000		Rockwell Automation, Inc.	7,900,200
			11,771,032
		Media: 0.6%
313,700	@,L	Sirius Satellite Radio, Inc.	2,242,955
			2,242,955
		Miscellaneous Manufacturing: 4.2%
133,700		Donaldson Co., Inc.	4,448,473
46,800		ITT Industries, Inc.	5,089,968
128,400		Roper Industries, Inc.	5,058,960
			14,597,401
		Oil and Gas: 4.0%
107,300		ENSCO Intl., Inc.	5,081,728
151,600	@	Southwestern Energy Co.	5,165,012
90,200	L	XTO Energy, Inc.	3,670,238
			13,916,978
		Oil and Gas Services: 5.8%
45,800	@	Cooper Cameron Corp.	3,647,054
184,600	@	Dresser-Rand Group, Inc.	4,092,582
60,200	@,L	National-Oilwell Varco, Inc.	3,649,324
157,600	L	Smith Intl., Inc.	5,955,704
88,200	@,L	Veritas DGC, Inc.	2,884,140
			20,228,804
		Pharmaceuticals: 7.3%
28,700	L	Allergan, Inc.	2,870,000
98,300	@	Barr Pharmaceuticals, Inc.	5,637,505
119,600	@	Hospira, Inc.	5,280,340
89,045	@,L	Kos Pharmaceuticals, Inc.	5,928,616
286,600	L	Mylan Laboratories, Inc.	5,987,074
			25,703,535

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MIDCAP OPPORTUNITIES FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares				Value
		Retail: 6.1%
122,850	@	Advance Auto Parts, Inc.		$5,201,469
108,300	@,L	Childrens Place Retail Stores, Inc.		5,371,680
200,105	@	Office Depot, Inc.		5,939,116
121,100	@	Pacific Sunwear of California, Inc.		3,204,306
27,600	@	Panera Bread Co.		1,876,800
				21,593,371
		Semiconductors: 9.3%
124,700	@,L	Advanced Micro Devices, Inc.		3,264,646
238,000	@,@@,L	ASML Holding NV ADR		4,560,080
188,500	@,L	Broadcom Corp.		8,772,791
156,500	L	Linear Technology Corp.		5,839,015
87,355	@,@@,L	Marvell Technology Group Ltd.		4,851,697
208,200		National Semiconductor Corp.		5,388,216
				32,676,445
		Software: 3.9%
39,520	@	Activision, Inc.		503,615
121,400	L	Adobe Systems, Inc.		3,958,854
136,600		Autodesk, Inc.		5,698,952
114,800	@	Progress Software Corp.		3,551,912
				13,713,333
		Telecommunications: 4.0%
266,400	@	Arris Group, Inc.		2,589,408
241,100	@,L	Comverse Technology, Inc.		6,319,231
506,200	@	Tellabs, Inc.		5,193,612
				14,102,251
		Transportation: 2.9%
132,200		CH Robinson Worldwide, Inc.		5,347,490
127,550		Forward Air Corp.		4,904,298
				10,251,788
		Total Common Stock (Cost $285,140,179)		348,061,651

Principal Amount				Value
SHORT-TERM INVESTMENTS: 19.8%
		Repurchase Agreement: 1.5%
$5,204,000		Morgan Stanley Repurchase Agreement dated 11/30/05, 4.020%, due 12/01/05, $5,204,581 to be received upon repurchase (Collateralized by $11,205,000 Resolution Funding Corporation, 0.000%, Market Value plus accrued interest $5,309,041, due 01/15/21).		5,204,000
		Total Repurchase Agreement (Cost $5,204,000)		5,204,000
		Securities Lending Collateralcc: 18.3%
$64,263,537		The Bank of New York Institutional Cash Reserves Fund		$64,263,537
		Total Securities Lending Collateral (Cost $64,263,537)		64,263,537
		Total Short-Term Investments (Cost $69,467,537)		69,467,537
		Total Investments In Securities (Cost $354,607,716)*	118.9%	$417,529,188
		Other Assets and Liabilities-Net	(18.9)	(66,395,148)
		Net Assets	100.0%	$351,134,040

@	Non-income producing security
@@	Foreign issuer.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at November 30, 2005.
*	Cost for federal income tax purposes is $354,642,346. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$64,868,848
Gross Unrealized Depreciation	(1,982,006)
Net Unrealized Appreciation	$62,886,842

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING SMALLCAP OPPORTUNITIES FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED)

Shares			Value
COMMON STOCK: 96.9%
		Aerospace/Defense: 1.0%
44,700		Engineered Support Systems, Inc.	$1,806,327
5,400	@	Teledyne Technologies, Inc.	176,796
			1,983,123
		Apparel: 1.5%
42,183	@,L	Carter’s, Inc.	2,579,490
5,700	@,@@	Gildan Activewear, Inc.	216,885
			2,796,375
		Banks: 1.9%
4,000		Chemical Financial Corp.	129,280
42,400		East-West Bancorp, Inc.	1,604,416
5,000		IBERIABANK Corp.	274,550
57,000		Whitney Holding Corp.	1,670,100
			3,678,346
		Biotechnology: 1.7%
93,300	@	Encysive Pharmaceuticals, Inc.	1,060,821
62,600	@,L	Integra LifeSciences Holdings Corp.	2,287,404
			3,348,225
		Chemicals: 0.1%
5,000		UAP Holding Corp.	94,900
			94,900
		Commercial Services: 7.1%
8,000	@	Advisory Board Co.	386,560
41,000		Arbitron, Inc.	1,582,600
15,000	@	DiamondCluster Intl., Inc.	95,100
66,350		Healthcare Services Group	1,409,938
44,200	@	Huron Consulting Group, Inc.	1,054,612
33,109	@,L	iPayment, Inc.	1,325,022
76,000	@	Labor Ready, Inc.	1,678,080
86,800		MoneyGram Intl., Inc.	2,246,384
90,800	@	Navigant Consulting, Inc.	1,853,228
67,800	@,L	Resources Connection, Inc.	1,968,912
			13,600,436
		Computers: 6.6%
51,792	@	Anteon Intl. Corp.	2,220,323
32,500	@	Electronics for Imaging	907,725
114,600		Jack Henry & Associates, Inc.	2,193,444
51,300	@,L	Kronos, Inc.	2,428,029
57,065	@	Micros Systems, Inc.	2,756,810
69,300	@,L	Palm, Inc.	1,966,734
7,400	@,L	Synaptics, Inc.	199,134
			12,672,199
		Distribution/Wholesale: 5.0%
59,470	@,L	Aviall, Inc.	1,825,729
44,564		Hughes Supply, Inc.	1,726,409
55,388	@,L	Nuco2, Inc.	1,557,511
58,950		SCP Pool Corp.	2,295,381
53,500	@	Wesco Intl., Inc.	2,233,625
			9,638,655
		Diversified Financial Services: 0.7%
25,000		National Financial Partners Corp.	$1,272,250
			1,272,250
		Electrical Components and Equipment: 1.1%
65,101	@,L	Intermagnetics General Corp.	2,176,977
			2,176,977
		Electronics: 2.9%
27,100	@,L	Dionex Corp.	1,279,933
66,600		Keithley Instruments, Inc.	1,071,594
85,018	@	Measurement Specialties, Inc.	2,115,248
31,000	@	Trimble Navigation Ltd.	1,009,980
			5,476,755
		Engineering and Construction: 0.5%
13,000	@,L	Emcor Group, Inc.	919,750
			919,750
		Entertainment: 2.6%
27,800	@	Penn National Gaming, Inc.	922,126
67,400	@,L	Scientific Games Corp.	1,909,442
80,233	@,L	Shuffle Master, Inc.	2,247,326
			5,078,894
		Gas: 0.2%
12,500		Peoples Energy Corp.	449,125
			449,125
		Healthcare-Products: 5.0%
52,900	@,L	Arthrocare Corp.	2,023,425
44,300	@	Gen-Probe, Inc.	2,045,331
12,333	@	Intuitive Surgical, Inc.	1,377,843
63,201	@,L	Kyphon, Inc.	2,685,411
56,381	@,L	Viasys Healthcare, Inc.	1,539,201
			9,671,211
		Healthcare-Services: 5.1%
50,000	@,L	Amedisys, Inc.	2,219,000
13,500	@,L	Amsurg Corp.	313,921
34,500	@	Pediatrix Medical Group, Inc.	2,914,946
40,100	@,L	Psychiatric Solutions, Inc.	2,262,442
61,660	@,L	United Surgical Partners Intl., Inc.	2,140,219
			9,850,528
		Household Products/Wares: 0.2%
18,100		Yankee Candle Co., Inc.	458,835
			458,835
		Housewares: 0.7%
34,600		Toro Co.	1,390,574
			1,390,574
		Insurance: 3.0%
8,000		Commerce Group, Inc.	464,480
42,000		Horace Mann Educators Corp.	795,498
12,500	@@	Max Re Capital Ltd.	333,750
20,400	@	Philadelphia Consolidated Holding Co.	1,976,964
43,553	@,L	ProAssurance Corp.	2,168,068
			5,738,760

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING SMALLCAP OPPORTUNITIES FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Internet: 5.2%
26,109	@	Digital Insight Corp.	$864,730
32,800	@,L	Equinix, Inc.	1,304,886
33,100	@	F5 Networks, Inc.	1,748,673
52,600	@,L	Openwave Systems, Inc.	873,686
182,600	@,L	Sapient Corp.	1,135,772
167,900	@,L	ValueClick, Inc.	3,169,952
40,600	@,L	Webex Communications, Inc.	966,686
			10,064,385
		Investment Companies: 2.2%
61,000	L	ishares Russell 2000 Growth Index Fund	4,267,560
			4,267,560
		Iron/Steel: 0.8%
15,300	L	Cleveland-Cliffs, Inc.	1,457,937
			1,457,937
		Leisure Time: 0.5%
19,900	L	Polaris Industries, Inc.	983,856
			983,856
		Machinery-Diversified: 1.3%
20,092	@,L	Middleby Corp.	1,575,213
37,500		Washington Air Break Technologies Corp.	968,625
			2,543,838
		Metal Fabricate/Hardware: 0.5%
24,600	@	NS Group, Inc.	1,010,076
			1,010,076
		Miscellaneous Manufacturing: 0.6%
22,586	@,L	Ceradyne, Inc.	1,063,575
			1,063,575
		Oil and Gas: 4.8%
28,600		Cabot Oil & Gas Corp.	1,207,206
25,000		Holly Corp.	1,520,500
22,000	@	Pride Intl., Inc.	655,380
68,400	@	Southwestern Energy Co.	2,330,388
65,700	@	Unit Corp.	3,558,312
			9,271,786
		Oil and Gas Services: 2.9%
8,400	@	Cal Dive Intl., Inc.	609,924
65,600	@	Dresser-Rand Group, Inc.	1,454,352
29,300	@	FMC Technologies, Inc.	1,203,937
23,500	@,L	Oil States Intl., Inc.	800,410
69,100	@	Superior Energy Services	1,504,307
			5,572,930
		Packaging and Containers: 0.6%
17,800	L	Greif, Inc.	1,068,890
			1,068,890
		Pharmaceuticals: 5.7%
89,900	@,L	Abgenix, Inc.	1,232,529
72,000	@,L	Alkermes, Inc.	1,308,960
15,000	@	Amylin Pharmaceuticals, Inc.	561,150
84,100	@,L	First Horizon Pharmaceutical Corp.	1,481,842
101,300	@,L	HealthExtras, Inc.	2,291,406
36,900	@,L	Neurocrine Biosciences, Inc.	$2,196,288
25,100	@	United Therapeutics Corp.	1,792,893
6,898	@	VCA Antech, Inc.	192,868
			11,057,936
		Real Estate Investment Trusts: 0.7%
69,500		Omega Healthcare Investors, Inc.	835,390
20,000		Sunstone Hotel Investors, Inc.	506,000
			1,341,390
		Retail: 6.7%
55,963	@	Copart, Inc.	1,409,148
80,400	@,L	Dave & Buster’s, Inc.	1,214,844
10,000	@,L	Dick’s Sporting Goods, Inc.	351,100
65,100	@,L	GameStop Corp.	2,189,964
116,849	@	Pacific Sunwear of California, Inc.	3,091,824
18,300	@,L	Petco Animal Supplies, Inc.	388,509
37,900	@,L	Red Robin Gourmet Burgers, Inc.	2,080,710
61,550	@	Sonic Corp.	1,821,265
7,000	@,L	Tractor Supply Co.	377,020
			12,924,384
		Semiconductors: 5.2%
71,700	@	Actel Corp.	1,043,952
52,300	@	Formfactor, Inc.	1,467,538
54,500	@	Integrated Device Technology, Inc.	652,910
59,900	@,L	Micrel, Inc.	723,592
63,900	@	Microsemi Corp.	1,773,225
66,200	@	Semtech Corp.	1,321,153
61,200	@	Tessera Technologies, Inc.	1,683,000
31,300	@,L	Varian Semiconductor Equipment Associates, Inc.	1,377,826
			10,043,196
		Software: 6.4%
60,700	@,L	Ansys, Inc.	2,550,614
62,700	@	Filenet Corp.	1,689,138
35,000		Global Payments, Inc.	1,532,300
63,943	@	HPL Technologies, Inc.	18,863
75,200	@,L	Informatica Corp.	845,248
76,100	@	Progress Software Corp.	2,354,534
68,300	@,L	THQ, Inc.	1,551,776
92,131	@,L	Witness Systems, Inc.	1,847,227
			12,389,700
		Storage/Warehousing: 1.4%
55,200	@,L	Mobile Mini, Inc.	2,760,000
			2,760,000
		Telecommunications: 1.3%
117,645	@,L	Powerwave Technologies, Inc.	1,477,621
76,500	@,L	Tekelec	994,500
			2,472,121
		Transportation: 3.2%
79,730		Forward Air Corp.	3,065,619
44,200	@	HUB Group, Inc.	1,792,310
39,700	L	Knight Transportation, Inc.	1,277,149
			6,135,078
		Total Common Stock (Cost $151,406,983)	186,724,556

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING SMALLCAP OPPORTUNITIES FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 22.3%
	Repurchase Agreement: 2.3%
$4,514,000	Morgan Stanley Repurchase Agreement dated 11/30/05, 4.020%, due 12/01/05, $4,514,504 to be received upon repurchase (Collateralized by $4,325,000 Federal National Mortgage Association, 6.625%, Market Value plus accrued interest $4,668,544, due 09/15/09.		$4,514,000
	Total Repurchase Agreement (Cost $4,514,000)		4,514,000

	Securities Lending Collateralcc: 20.0%
38,543,719	The Bank of New York Institutional Cash Reserves Fund		38,543,719
	Total Securities Lending Collateral (Cost $38,543,719)		38,543,719
	Total Short-Term Investments (Cost $43,057,719)		43,057,719
	Total Investments In Securities (Cost $194,464,702)*	119.2%	$229,782,275
	Other Assets and Liabilities-Net	(19.2)	(36,967,742)
	Net Assets	100.0%	$192,814,533

@	Non-income producing security
@@	Foreign issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at November 30, 2005.
*	Cost for federal income tax purposes is $194,568,449. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$38,678,144
Gross Unrealized Depreciation	(3,464,318)
Net Unrealized Appreciation	$35,213,826

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING FINANCIAL SERVICES FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED)

Shares			Value
COMMON STOCK: 97.6%
		Banks: 25.5%
277,307		Bank of America Corp.	$12,725,618
71,733		City National Corp.	5,238,661
95,100		PNC Financial Services Group, Inc.	6,064,527
185,400		Prosperity Bancshares, Inc.	5,673,240
252,939		The Bank of New York Co., Inc.	8,195,224
335,719		U.S. Bancorp	10,165,571
113,087		Wachovia Corp.	6,038,846
262,695		Wells Fargo & Co.	16,510,381
87,386		Zions Bancorporation	6,609,003
			77,221,071
		Diversified Financial Services: 40.5%
125,391	@	Affiliated Managers Group, Inc.	9,885,826
83,308		American Express Co.	4,283,697
97,166		Capital One Financial Corp.	8,070,608
129,700		CIT Group, Inc.	6,420,150
411,200		Citigroup, Inc.	19,963,761
219,374		Countrywide Financial Corp.	7,636,409
115,093	@	E*TRADE Financial Corp.	2,246,615
105,526		Fannie Mae	5,070,524
61,080		Franklin Resources, Inc.	5,673,110
93,317		Freddie Mac	5,827,647
87,973		Goldman Sachs Group, Inc.	11,344,998
314,198		JPMorgan Chase & Co.	12,018,074
42,216		Lehman Brothers Holdings, Inc.	5,319,216
153,254		Merrill Lynch & Co., Inc.	10,179,131
151,665		Morgan Stanley	8,497,790
			122,437,556
		Home Builders: 2.2%
184,080		D.R. Horton, Inc.	6,523,795
			6,523,795
		Insurance: 26.8%
138,345	@@	ACE Ltd.	7,678,148
121,200		AFLAC, Inc.	5,817,600
50,992		Allstate Corp.	2,860,651
184,871		American Intl. Group, Inc.	12,412,238
148,500	@@	Axis Capital Holdings Ltd.	4,496,580
96,400	@@	Endurance Specialty Holdings Ltd.	3,320,980
190,199		Genworth Financial, Inc.	6,552,356
77,436		Hartford Financial Services Group, Inc.	6,765,583
71,400	@@	IPC Holdings Ltd.	2,084,880
85,815		Lincoln National Corp.	4,460,664
24,100		Platinum Underwriters Holdings, Inc.	726,615
74,650		PMI Group, Inc.	3,030,790
72,188		Prudential Financial, Inc.	5,587,351
56,286		Radian Group, Inc.	3,183,536
70,900		Reinsurance Group Of America	3,352,152
190,705		St. Paul Travelers Cos., Inc.	8,873,504
			81,203,628
		Real Estate Investment Trusts: 1.1%
146,706		KKR Financial Corp.	3,484,268
			3,484,268
		Software: 1.5%
104,634		First Data Corp.	$4,527,513
			4,527,513
		Total Common Stock (Cost $225,123,198)	295,397,831

Principal Amount			Value

SHORT-TERM INVESTMENTS: 2.6%
	Repurchase Agreement: 2.6%
$7,789,000	Morgan Stanley Repurchase Agreement dated 11/30/05, $7,789,870 to be received upon repurchase (Collateralized by $16,770,000 Resolution Funding Corporation, 0.000%, Market Value plus accrued interest $7,945,794, due 01/15/21)		7,789,000
	Total Short-term Investments (Cost $7,789,000)		7,789,000
	Total Investments In Securities (Cost $232,912,198)*	100.2%	$303,186,831
	Other Assets and Liabilities-Net	(0.2)	(629,180)
	Net Assets	100.0%	$302,557,651

@            Non-income producing security

@@        Foreign issuer

*              Cost for federal income tax purposes is $233,102,483. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$74,082,618
Gross Unrealized Depreciation	(3,998,270)
Net Unrealized Appreciation	$70,084,348

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING LARGECAP VALUE FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED)

Shares				Value
COMMON STOCK: 98.9%
		Agriculture: 2.4%
15,480		Altria Group, Inc.		$1,126,789
				1,126,789
		Auto Manufacturers: 7.7%
226,970		Ford Motor Co.		1,845,266
81,080		General Motors Corp.		1,775,652
				3,620,918
		Auto Parts and Equipment: 0.2%
330,390		Delphi Corp.		120,179
				120,179
		Computers: 14.2%
56,490		Electronic Data Systems Corp.		1,302,095
26,350		Hewlett-Packard Co.		781,805
11,620		International Business Machines Corp.		1,033,018
30,880	@	Lexmark Intl., Inc.		1,470,505
348,260	@	Sun Microsystems, Inc.		1,312,940
128,760	@	Unisys Corp.		791,874
				6,692,237
		Diversified Financial Services: 6.0%
17,660		CIT Group, Inc.		874,170
8,200		Citigroup, Inc.		398,110
40,830		JPMorgan Chase & Co.		1,561,748
				2,834,028
		Food: 11.6%
75,613		Albertson’s, Inc.		1,776,906
11,860		Kraft Foods, Inc.		343,228
71,110	@	Kroger Co.		1,383,801
84,710		Safeway, Inc.		1,969,507
				5,473,442
		Healthcare-Services: 2.3%
139,570	@	Tenet Healthcare Corp.		1,091,437
				1,091,437
		Insurance: 4.6%
13,670		Loews Corp.		1,320,249
4,690		Marsh & McLennan Cos., Inc.		144,874
16,740		Nationwide Financial Services		705,591
				2,170,714
		Miscellaneous Manufacturing: 4.3%
84,560		Eastman Kodak Co.		2,026,903
				2,026,903
		Office/Business Equipment: 3.6%
120,500	@	Xerox Corp.		1,711,100
				1,711,100
		Pharmaceuticals: 17.1%
87,440		Bristol-Myers Squibb Co.		1,887,830
71,600		Merck & Co., Inc.		2,105,039
85,530		Pfizer, Inc.		1,813,236
76,880		Schering-Plough Corp.		1,485,322
19,170		Wyeth		796,705
				8,088,132
		Pipelines: 1.8%
78,600		El Paso Corp.		$863,814
				863,814
		Semiconductors: 3.0%
99,840	@	Micron Technology, Inc.		1,423,718
				1,423,718
		Telecommunications: 18.1%
84,560		AT&T, Inc.		2,106,390
55,760	@	Avaya, Inc.		664,659
83,660		Bellsouth Corp.		2,280,573
587,190	@	Lucent Technologies, Inc.		1,638,260
58,680		Verizon Communications, Inc.		1,876,586
				8,566,468
		Toys/Games/Hobbies: 2.0%
57,120		Mattel, Inc.		951,048
				951,048
		Total Investments In Securities (Cost $48,876,074)*	98.9%	$46,760,927
		Other Assets and Liabilities-Net	1.1	508,158
		Net Assets	100.0%	$47,269,085

@            Non-income producing security

*              Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$3,499,250
Gross Unrealized Depreciation	(5,614,397)
Net Unrealized Depreciation	$(2,115,147)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MAGNACAP FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED)

Shares			Value
COMMON STOCK: 97.6%
		Aerospace/Defense: 1.1%
69,200		United Technologies Corp.	$3,725,728
			3,725,728
		Agriculture: 2.5%
116,600		Altria Group, Inc.	8,487,314
			8,487,314
		Apparel: 1.2%
47,700		Nike, Inc.	4,068,810
			4,068,810
		Banks: 10.0%
318,400		Bank of America Corp.	14,611,376
119,300		The Bank of New York Co., Inc.	3,865,320
195,200		Wells Fargo & Co.	12,268,320
47,900		Zions Bancorporation	3,622,677
			34,367,693
		Beverages: 1.8%
80,200		Coca-Cola Co.	3,423,738
40,900		Molson Coors Brewing Co.	2,723,531
			6,147,269
		Biotechnology: 0.7%
52,100	@,L	Charles River Laboratories Intl., Inc.	2,373,676
			2,373,676
		Building Materials: 1.9%
37,000		Florida Rock Industries, Inc.	1,845,190
159,400	L	Masco Corp.	4,745,338
			6,590,528
		Chemicals: 4.3%
134,100		Dow Chemical Co.	6,068,025
84,500		E.I. du Pont de Nemours & Co.	3,612,375
85,900		Lyondell Chemical Co.	2,184,437
58,600		Praxair, Inc.	3,047,200
			14,912,037
		Coal: 1.6%
71,500		Peabody Energy Corp.	5,638,490
			5,638,490
		Computers: 1.9%
34,000	@	IHS, Inc.	654,840
65,800		International Business Machines Corp.	5,849,620
			6,504,460
		Cosmetics/Personal Care: 0.7%
85,100		Avon Products, Inc.	2,327,485
			2,327,485
		Distribution/Wholesale: 0.6%
50,700	@,L	Wesco Intl., Inc.	2,116,725
			2,116,725
		Diversified Financial Services: 15.5%
80,794	L	Capital One Financial Corp.	$6,710,750
192,200		Citigroup, Inc.	9,331,310
224,500		Countrywide Financial Corp.	7,814,845
96,100		Freddie Mac	6,001,445
228,400		J.P. Morgan Chase & Co.	8,736,300
22,200		Lehman Brothers Holdings, Inc.	2,797,200
98,200		Merrill Lynch & Co., Inc.	6,522,444
93,200		Morgan Stanley	5,221,996
			53,136,290
		Electric: 1.3%
124,500	L	PG&E Corp.	4,579,110
			4,579,110
		Electronics: 1.3%
301,000	@,@@,L	Flextronics Intl. Ltd.	3,106,320
35,700	@	Thomas & Betts Corp.	1,429,428
			4,535,748
		Entertainment: 0.8%
132,500	L	Regal Entertainment Group	2,680,475
			2,680,475
		Food: 2.0%
107,300	L	McCormick & Co., Inc.	3,349,906
119,180	@,L	Smithfield Foods, Inc.	3,483,631
			6,833,537
		Forest Products and Paper: 1.3%
143,000		International Paper Co.	4,508,790
			4,508,790
		Gas: 1.2%
91,500		Sempra Energy	4,021,425
			4,021,425
		Healthcare-Services: 0.8%
69,600	@	LifePoint Hospitals, Inc.	2,648,280
			2,648,280
		Household Products/Wares: 1.0%
57,700		Kimberly-Clark Corp.	3,403,146
			3,403,146
		Insurance: 8.1%
73,000	@@	ACE Ltd.	4,051,500
93,300		American Intl. Group, Inc.	6,264,162
128,000	@@	Axis Capital Holdings Ltd.	3,875,840
61,700	@@	IPC Holdings Ltd.	1,801,640
150,300		MetLife, Inc.	7,731,432
14,400	@@	Platinum Underwriters Holdings, Inc.	434,160
77,200		St. Paul Travelers Cos., Inc.	3,592,116
			27,750,850
		Leisure Time: 1.1%
83,300	L	Royal Caribbean Cruises Ltd.	3,820,138
			3,820,138
		Lodging: 2.2%
52,800	L	Harrah’s Entertainment, Inc.	3,595,152
59,100	@,@@,L	Kerzner Intl. Ltd.	3,842,091
			7,437,243

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MAGNACAP FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares				Value
		Media: 3.1%
52,600		Gannett Co., Inc.		$3,241,212
99,900		Time Warner, Inc.		1,796,202
91,400		Tribune Co.		2,922,058
79,200		Viacom, Inc.		2,645,280
				10,604,752
		Mining: 0.7%
87,300		Alcoa, Inc.		2,392,893
				2,392,893
		Miscellaneous Manufacturing: 2.0%
194,600		General Electric Co.		6,951,112
				6,951,112
		Office/Business Equipment: 0.8%
199,900	@,L	Xerox Corp.		2,838,580
				2,838,580
		Oil and Gas: 10.3%
49,600		Apache Corp.		3,237,888
79,800		Cabot Oil & Gas Corp.		3,368,358
54,400		ConocoPhillips		3,291,744
207,400		Exxon Mobil Corp.		12,035,422
74,600	@	Newfield Exploration Co.		3,450,996
161,100	@,L	Plains Exploration & Production Co.		6,830,640
81,400		XTO Energy, Inc.		3,312,166
				35,527,214
		Oil and Gas Services: 4.6%
126,700	L	BJ Services Co.		4,643,555
207,400	@	Dresser-Rand Group, Inc.		4,598,058
100,900		Halliburton Co.		6,422,285
				15,663,898
		Pharmaceuticals: 3.8%
502,200		Pfizer, Inc.		10,646,640
57,500		Wyeth		2,389,700
				13,036,340
		Real Estate: 0.5%
26,300		St. Joe Co.		1,746,320
				1,746,320
		Real Estate Investment Trusts: 1.1%
154,100		KKR Financial Corp.		3,659,875
				3,659,875
		Retail: 2.0%
60,700		Abercrombie & Fitch Co.		3,722,124
98,900		McDonald’s Corp.		3,347,765
				7,069,889
		Semiconductors: 1.1%
407,500	@@,L	Taiwan Semiconductor Manufacturing Co., Ltd. ADR		3,903,850
				3,903,850
		Software: 1.1%
135,300	L	Microsoft Corp.		3,749,163
				3,749,163
		Telecommunications: 1.6%
215,300	L	AT&T Corp.		$5,363,123
				5,363,123

		Total Common Stock (Cost $290,500,716)		335,122,256

Principal Amount				Value

SHORT-TERM INVESTMENTS: 12.6%
		Repurchase Agreement: 2.5%
$8,534,000		Morgan Stanley Repurcase Agreement dated 11/30/05, 4.020%, due 12/01/05, $8,534,953 to be received upon repurchase (Collateralized by $18,375,000 Resolution Funding Corporation, 0.000%, Market Value plus accrued interest $8,706,259, due 01/15/21)		8,534,000
		Total Repurchase Agreement (Cost $8,534,000)		8,534,000
		Securities Lending Collateralcc: 10.1%
34,582,823		The Bank of New York Institutional Cash Reserves Fund		34,582,823
		Total Securities Lending Collateral (Cost $34,582,823)		34,582,823
		Total Short-Term Investments (Cost $43,116,823)		43,116,823
		Total Investments In Securities (Cost $333,617,539)*	110.2%	$378,239,079
		Other Assets and Liabilities-Net	(10.2)	(34,891,475)
		Net Assets	100.0%	$343,347,604

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at November 30,2005.
*	Cost for federal income tax purposes is $333,789,445. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$52,401,269
Gross Unrealized Depreciation	(7,951,635)
Net Unrealized Appreciation	$44,449,634

Information concerning open futures contracts for the ING MagnaCap Fund at November 30, 2005 is shown below:

Long Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Loss
S&P 500 Future	9	$2,814,975	12/15/05	$(41,431)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MIDCAP VALUE FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED)

Shares				Value
COMMON STOCK: 99.5%
		Apparel: 2.4%
167,773	@,@@	Tommy Hilfiger Corp.		$3,029,980
				3,029,980
		Auto Parts and Equipment: 17.7%
99,060		American Axle & Manufacturing Holdings, Inc.		2,106,016
196,910		ArvinMeritor, Inc.		2,618,903
133,700		Cooper Tire & Rubber Co.		1,966,727
381,310		Dana Corp.		2,657,731
1,010,570		Delphi Corp.		367,595
324,770	@,L	Goodyear Tire & Rubber Co.		5,563,309
107,690		Lear Corp.		2,998,090
595,335	@,L	Visteon Corp.		4,024,464
				22,302,835
		Banks: 2.2%
337,900	@@	W Holding Co., Inc.		2,787,675
				2,787,675
		Beverages: 0.7%
12,600		Molson Coors Brewing Co.		839,034
				839,034
		Chemicals: 6.8%
252,960		Chemtura Corp.		3,048,168
123,500	@,L	Huntsman Corp.		2,346,500
171,300		Sensient Technologies Corp.		3,112,521
				8,507,189
		Commercial Services: 3.5%
78,346	@	Convergys Corp.		1,300,544
156,900	@	Rent-A-Center, Inc.		3,067,395
				4,367,939
		Computers: 9.1%
705,400	@,L	Gateway, Inc.		2,144,416
172,490	@	Synopsys, Inc.		3,367,005
969,250	@	Unisys Corp.		5,960,887
				11,472,308
		Diversified Financial Services: 0.9%
24,000		CIT Group, Inc.		1,188,000
				1,188,000
		Electric: 0.2%
162,000	@,L	Mirant Corp.		194,238
				194,238
		Electronics: 9.1%
302,700	@,L	Kemet Corp.		2,421,600
1,021,840	@	Sanmina-SCI Corp.		4,230,418
1,343,672	@,L	Solectron Corp.		4,823,782
				11,475,800
		Food: 9.6%
149,800	L	Albertson’s, Inc.		3,520,300
349,030	@	Del Monte Foods Co.		3,448,416
199,980	L	Safeway, Inc.		4,649,535
818,464	@,L	Winn-Dixie Stores, Inc.		497,217
				12,115,468
		Healthcare-Services: 3.6%
588,400	@,L	Tenet Healthcare Corp.		$4,601,288
				4,601,288
		Home Furnishings: 3.5%
249,570		Maytag Corp.		4,437,355
				4,437,355
		Insurance: 5.5%
40,780	@,L	CNA Financial Corp.		1,388,559
39,500		Nationwide Financial Services		1,664,925
285,550	L	Phoenix Cos., Inc.		3,883,480
				6,936,964
		Machinery-Diversified: 2.2%
161,000	@,L	AGCO Corp.		2,725,730
				2,725,730
		Office/Business Equipment: 4.4%
548,920		IKON Office Solutions, Inc.		5,522,135
				5,522,135
		Pipelines: 1.8%
463,440	@,L	Dynegy, Inc.		2,219,878
				2,219,878
		Semiconductors: 5.9%
446,669	@	Agere Systems, Inc.		5,887,098
111,958	@,L	Micron Technology, Inc.		1,596,521
				7,483,619
		Telecommunications: 10.4%
1,539,550	@	3Com Corp.		5,573,171
994,030	@	Cincinnati Bell, Inc.		3,876,717
434,090	@,L	UTStarcom, Inc.		3,598,606
				13,048,494
		Total Common Stock (Cost $147,693,254)		125,255,929

Principal Amount				Value

SHORT-TERM INVESTMENTS: 26.3%
		U.S. Government Agency Obligations: 0.3%
$415,957		Federal National Mortgage Association, 3.700%, due 12/01/05		415,957
		Total U.S. Government Agency Obligations (Cost $415,957)		415,957
		Securities Lending Collateralcc: 26.0%
32,728,403		The Bank of New York Institutional Cash Reserves Fund		32,728,403
		Total Securities Lending Collateral (Cost $32,728,403)		32,728,403
		Total Short-Term Investments (Cost $33,144,360)		33,144,360
		Total Investments In Securities (Cost $180,837,614)*	125.8%	$158,400,289
		Other Assets and Liabilities-Net	(25.8)	(32,459,339)
		Net Assets	100.0%	$125,940,950

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MIDCAP VALUE FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

@	Non-income producing security
@@	Foreign issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at November 30, 2005.
*	Cost for federal income tax purposes is $180,945,059. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$9,235,928
Gross Unrealized Depreciation	(31,780,698)
Net Unrealized Depreciation	$(22,544,770)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MIDCAP VALUE CHOICE FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED)

Shares			Value
COMMON STOCK: 76.6%
		Aerospace/Defense: 0.7%
18,000	@	Orbital Sciences Corp.	$217,080
			217,080
		Agriculture: 0.7%
8,800		Archer-Daniels-Midland Co.	207,416
			207,416
		Chemicals: 3.7%
24,600		Aceto Corp.	147,600
55,000	@	Mosaic Co.	744,700
14,500		Sensient Technologies Corp.	263,465
			1,155,765
		Computers: 2.9%
223,000	@	Maxtor Corp.	905,380
			905,380
		Cosmetics/Personal Care: 0.6%
800	@@	Kao Corp. ADR	188,542
			188,542
		Distribution/Wholesale: 1.6%
4,000		CDW Corp.	234,600
7,000	@	Tech Data Corp.	275,170
			509,770
		Electric: 9.1%
15,200		Alliant Energy Corp.	430,920
700		DTE Energy Co.	30,548
24,500	@@	Energias de Portugal SA ADR	720,790
15,400		Idacorp, Inc.	439,824
6,300	@@	Korea Electric Power Corp. ADR	106,092
10,700	@	NRG Energy, Inc.	467,269
1,100		Progress Energy, Inc.	49,258
28,300		Puget Energy, Inc.	588,074
			2,832,775
		Electronics: 2.4%
7,500	@@	Kyocera Corp. ADR	513,750
12,900	@	OSI Systems, Inc.	242,907
			756,657
		Engineering and Construction: 0.8%
9,100	@	Shaw Group, Inc.	262,899
			262,899
		Environmental Control: 1.9%
70,200	@	Allied Waste Industries, Inc.	590,382
			590,382
		Food: 8.6%
6,400		Albertson’s, Inc.	150,400
17,800		ConAgra Foods, Inc.	382,700
26,700	@	Del Monte Foods Co.	263,796
14,000	@	Kroger Co.	272,440
16,200		Sara Lee Corp.	292,572
9,100	@	Smithfield Foods, Inc.	265,993
61,800		Tyson Foods, Inc.	1,040,094
			2,667,995
		Forest Products and Paper: 4.4%
18,200		Bowater, Inc.	$565,110
89,100	@@	Domtar, Inc.	474,903
26,800		Wausau-Mosinee Paper Corp.	316,776
			1,356,789
		Home Builders: 0.4%
11,100	@@	Sekisui House Ltd. ADR	132,192
			132,192
		Insurance: 0.8%
4,200		Aon Corp.	152,922
2,400	@	CNA Financial Corp.	81,720
			234,642
		Machinery-Construction and Mining: 0.1%
300	@@	Komatsu Ltd. ADR	16,768
			16,768
		Machinery-Diversified: 6.7%
70,400	@	AGCO Corp.	1,191,872
2,700		Alamo Group, Inc.	56,970
3,800	@@	CNH Global NV	63,840
15,700		Lindsay Manufacturing Co.	291,549
700	@@	Metso Oyj ADR	18,291
14,100		Tecumseh Products Co.	314,712
3,400		Tennant Co.	159,528
			2,096,762
		Mining: 22.1%
13,900	@@	Alumina Ltd. ADR	261,459
14,700	@@	Anglo American PLC ADR	468,783
18,050	@@	AngloGold Ashanti Ltd. ADR	760,086
41,700	@,@@	Apex Silver Mines Ltd.	701,394
12,200	@,@@	Banro Corp.	98,454
31,300	@,@@	Barrick Gold Corp.	832,893
307,600	@,@@	Bema Gold Corp.	861,280
75,200	@,@@	Crystallex Int’l Corp.	158,672
79,600	@,@@	Eldorado Gold Corp.	319,196
84,700	@,@@	Entree Gold, Inc.	127,050
9,000	@@	Falconbridge Ltd.	270,000
17,700	@,@@	Gammon Lake Resources, Inc.	158,769
5,800	@@	Impala Platinum Holdings Ltd. ADR	189,987
600	@,@@	Inco Ltd.	26,394
28,500	@,@@	Lihir Gold Ltd. ADR	991,431
47,800	@,@@	Orezone Resources, Inc.	81,738
18,300	@@	Placer Dome, Inc.	401,502
115,600	@,@@	RIO Narcea Gold Mines Ltd.	146,812
			6,855,900
		Oil and Gas: 0.6%
796		Kerr-McGee Corp.	68,814
2,500	@@	Nexen, Inc.	109,775
			178,589
		Oil and Gas Services: 0.6%
3,100	@@	Technip SA ADR	174,902
			174,902
		Packaging and Containers: 1.5%
22,600	@	Pactiv Corp.	457,424
			457,424

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MIDCAP VALUE CHOICE FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares				Value
		Real Estate Investment Trusts: 0.9%
47,900		MFA Mortgage Investments, Inc.		$292,190
				292,190
		Telecommunications: 1.6%
23,000	@@	KT Corp. ADR		502,090
				502,090
		Transportation: 3.9%
10,869	@@	TNT NV ADR		294,115
12,000		Union Pacific Corp.		918,481
				1,212,596
		Total Common Stock (Cost $21,878,355)		23,805,505
PREFERRED STOCK: 0.1%
		Mining: 0.1%
700	C	Freeport-McMoRan Copper & Gold, Inc.		34,496
		Total Preferred Stock (Cost $30,236)		34,496

Principal Amount				Value
CONVERTIBLE CORPORATE BONDS: 16.2%
		Auto Parts and Equipment: 1.9%
$1,377,000	C	Lear Corp., 5.300%, due 02/20/22		595,553
				595,553
		Computers: 0.9%
290,000	C	Quantum Corp., 4.375%, due 08/01/10		276,588
				276,588
		Electrical Components and Equipment: 3.0%
1,237,000	C	GrafTech Intl. Ltd., 1.625%, due 01/15/24		946,304
				946,304
		Electronics: 0.5%
172,000	C	FEI Co., 5.500%, due 08/15/08		171,140
				171,140
		Environmental Control: 1.4%
488,000	C	Allied Waste North America, 4.250%, due 04/15/34		424,560
				424,560
		Media: 1.9%
600,000	C	EchoStar Communications Corp, 5.750%, due 05/15/08		587,250
				587,250
		Mining: 0.5%
203,000	C	Apex Silver Mines Ltd., 2.875%, due 03/15/24		159,863
				159,863
		Semiconductors: 4.4%
$655,000	C	Axcelis Technologies, Inc., 4.250%, due 01/15/07		$641,899
26,000	C	Brooks Automation, Inc., 4.750%, due 06/01/08		25,123
352,000	C	International Rectifier Corp., 4.250%, due 07/15/07		342,760
356,000	C	Triquint Semiconductor, Inc., 4.000%, due 03/01/07		349,325
				1,359,107
		Telecommunications: 1.7%
617,000	C	Adaptec, Inc., .750%, due 12/22/23		525,221
				525,221
		Total Convertible Corporate Bonds (Cost $4,988,401)		5,045,586
		Total Long-Term Investments (Cost $26,896,992)		28,885,587
SHORT-TERM INVESTMENTS: 10.7%
		U.S. Government Agency Obligations: 10.7%
3,310,000		Federal National Mortgage Association, 3.700%, due 12/01/05		3,309,660
		Total Short-Term Investments (Cost $3,310,000)		3,309,660
		Total Investments In Securities (Cost $30,206,992)*	103.6%	$32,195,247
		Other Assets and Liabilities-Net	(3.6)	(1,115,544)
		Net Assets	100.0%	$31,079,703

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
C	Bond may be called prior to maturity date.
*	Cost for federal income tax purposes is $30,246,119. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,400,352
Gross Unrealized Depreciation	(451,224)
Net Unrealized Appreciation	$1,949,128

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING SMALLCAP VALUE FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED)

Shares			Value
COMMON STOCK: 102.0%
		Apparel: 1.8%
114,627	@,@@	Tommy Hilfiger Corp.	$2,070,164
			2,070,164
		Auto Parts and Equipment: 19.0%
133,270		American Axle & Manufacturing Holdings, Inc.	2,833,320
213,737		ArvinMeritor, Inc.	2,842,702
171,970		Cooper Tire & Rubber Co.	2,529,679
291,000		Dana Corp.	2,028,270
237,539	@,L	Goodyear Tire & Rubber Co.	4,069,043
182,590	L	Superior Industries Intl., Inc.	4,164,877
504,170	L	Visteon Corp.	3,408,189
			21,876,080
		Chemicals: 6.5%
98,105	@@	Octel Corp.	1,518,665
305,260	@,L	PolyOne Corp.	1,761,350
194,590		Sensient Technologies Corp.	3,535,701
86,560		Wellman, Inc.	670,840
			7,486,556
		Commercial Services: 1.5%
62,840		Kelly Services, Inc.	1,746,952
			1,746,952
		Computers: 4.8%
1,165,060	@,L	Gateway, Inc.	3,541,782
217,700	@,L	Mentor Graphics Corp.	1,950,592
			5,492,374
		Electric: 1.9%
109,120	L	Central Vermont Public Service Corp.	2,226,048
			2,226,048
		Electrical Components and Equipment: 2.1%
104,860	L	Belden CDT, Inc.	2,449,530
			2,449,530
		Electronics: 4.2%
600,040	@,L	Kemet Corp.	4,800,320
			4,800,320
		Energy: 1.7%
403,250	@,L	Dynegy, Inc.	1,931,568
			1,931,568
		Food: 6.4%
125,440	@	Del Monte Foods Co.	1,239,347
675,960	@,L	Interstate Bakeries Corp.	5,340,085
1,385,637	@,L	Winn-Dixie Stores, Inc.	841,774
			7,421,206
		Hand/Machine Tools: 1.4%
90,220		Starrett (L.S.) Co.	1,646,515
			1,646,515
		Healthcare-Services: 0.2%
659,900	@,L	OCA, Inc.	257,361
			257,361
		Home Builders: 3.7%
249,029		Coachmen Industries, Inc.	$3,020,722
200,900	@	National RV Holdings, Inc.	1,203,391
			4,224,113
		Home Furnishings: 7.0%
236,800		Kimball International, Inc.	2,521,920
158,510	L	La-Z-Boy, Inc.	2,119,279
193,410		Maytag Corp.	3,438,830
			8,080,029
		Household Products/Wares: 1.0%
43,800	L	American Greetings Corp.	1,147,560
			1,147,560
		Insurance: 10.9%
41,820	@	Allmerica Financial Corp.	1,670,709
29,990		Kansas City Life Insurance Co.	1,513,895
172,088	@	KMG America Corp.	1,505,770
18,745	@	National Western Life Insurance Co.	4,123,900
155,260	L	Phoenix Cos., Inc.	2,111,536
181,297	@,L	PMA Capital Corp.	1,609,917
			12,535,727
		Leisure Time: 2.0%
227,690	@,L	K2, Inc.	2,313,330
			2,313,330
		Machinery-Diversified: 2.6%
147,256		Tecumseh Products Co.	2,995,187
			2,995,187
		Miscellaneous Manufacturing: 1.1%
33,453		Federal Signal Corp.	546,622
55,300		Tredegar Corp.	691,250
			1,237,872
		Retail: 2.6%
102,160	L	Dillard’s, Inc.	2,142,295
87,060	@,L	Sharper Image Corp.	883,659
			3,025,954
		Semiconductors: 4.3%
299,820	@	Agere Systems, Inc.	3,951,628
324,700	@	ESS Technology, Inc.	990,335
			4,941,963
		Telecommunications: 13.5%
1,243,560	@	3Com Corp.	4,501,686
759,366	@	Adaptec, Inc.	3,774,049
719,863	@	Cincinnati Bell, Inc.	2,807,466
541,240	@,L	UTStarcom, Inc.	4,486,880
			15,570,081
		Transportation: 1.8%
134,300	@	US Xpress Enterprises, Inc.	2,041,360
			2,041,360
		Total Common Stock (Cost $135,068,501)	117,517,850

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING SMALLCAP VALUE FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 28.2%
	Securities Lending Collateralcc: 28.2%
$32,464,344	The Bank of New York Institutional Cash Reserves Fund		$32,464,344
	Total Short-Term Investments (Cost $32,464,344)		32,464,344
	Total Investments In Securities (Cost $167,532,844)*	130.2%	$149,982,194
	Other Assets and Liabilities-Net	(30.2)	(34,781,978)
	Net Assets	100.0%	$115,200,216

@	Non-income producing security
@@	Foreign issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at November 30, 2005.
*	Cost for federal income tax purposes is $167,896,437. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$9,466,014
Gross Unrealized Depreciation	(27,380,257)
Net Unrealized Depreciation	$(17,914,243)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING SMALLCAP VALUE CHOICE FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED)

Shares			Value
COMMON STOCK: 92.4%
		Apparel: 3.3%
23,700	@	Gymboree Corp.	$534,672
			534,672
		Auto Parts and Equipment: 1.4%
11,900	@	Commercial Vehicle Group, Inc.	235,501
			235,501
		Banks: 1.5%
13,100	@	BanCorp, Inc.	239,730
			239,730
		Commercial Services: 0.4%
1,600	@@	Ritchie Bros Auctioneers, Inc.	62,480
			62,480
		Computers: 2.6%
142,100	@	Quantum Corp.	424,879
			424,879
		Diversified Financial Services: 1.3%
5,400		IndyMac Bancorp, Inc.	206,712
			206,712
		Electrical Components and Equipment: 2.8%
25,400	@	General Cable Corp.	461,010
			461,010
		Electronics: 3.4%
13,650	@	Excel Technology, Inc.	328,146
14,200		Keithley Instruments, Inc.	228,478
			556,624
		Environmental Control: 3.0%
14,600	@	Aleris Intl., Inc.	485,450
			485,450
		Food: 4.4%
34,800	@	Del Monte Foods Co.	343,824
22,700	@	Premium Standard Farms, Inc.	377,955
			721,779
		Forest Products and Paper: 11.3%
13,500		Bowater, Inc.	419,175
28,900	@	Buckeye Technologies, Inc.	220,218
16,200		P. H. Glatfelter Co.	233,604
43,000	@@	Sappi Ltd. ADR	467,840
41,300		Wausau-Mosinee Paper Corp.	488,165
			1,829,002
		Hand/Machine Tools: 5.7%
8,200		Kennametal, Inc.	449,278
11,550		Lincoln Electric Holdings, Inc.	471,356
			920,634
		Home Furnishings: 1.2%
13,000		Hooker Furniture Corp.	201,760
			201,760
		Household Products/Wares: 2.6%
20,900	@	Fossil, Inc.	416,746
			416,746
		Insurance: 1.1%
19,500	@	PMA Capital Corp.	$173,160
			173,160
		Iron/Steel: 3.5%
25,850		Gibraltar Industries, Inc.	568,442
			568,442
		Machinery-Diversified: 3.2%
28,900		Sauer-Danfoss, Inc.	519,911
			519,911
		Metal Fabricate/Hardware: 2.6%
26,600	@	Earle M. Jorgensen Co.	255,360
10,300	@	RBC Bearings, Inc.	160,783
			416,143
		Mining: 3.4%
24,000	@	Century Aluminum Co.	554,880
			554,880
		Miscellaneous Manufacturing: 3.9%
26,300	@	Griffon Corp.	640,668
			640,668
		Oil and Gas: 9.8%
23,100	@	Denbury Resources, Inc.	522,983
10,000		Range Resources Corp.	372,400
15,200	@	Southwestern Energy Co.	517,864
11,200	@	Warren Resources, Inc.	175,728
			1,588,975
		Oil and Gas Services: 2.5%
38,500	@,@@	Stolt Offshore SA ADR	400,785
			400,785
		Packaging and Containers: 1.0%
12,400	@	Smurfit-Stone Container Corp.	157,108
			157,108
		Real Estate Investment Trusts: 6.2%
16,100		Anthracite Capital, Inc.	174,524
30,100		HomeBanc Corp.	236,285
23,800		New York Mortgage Trust, Inc.	137,088
5,350		RAIT Investment Trust	140,598
10,800		Saxon Capital, Inc.	129,600
23,300		Sunset Financial Resources, Inc.	192,225
			1,010,320
		Retail: 2.6%
18,400		Casey’s General Stores, Inc.	423,568
			423,568
		Savings and Loans: 2.0%
17,200	@	Franklin Bank Corp.	318,200
			318,200
		Semiconductors: 3.4%
55,700	@	Mattson Technology, Inc.	552,544
			552,544
		Textiles: 0.3%
16,000	@	Quaker Fabric Corp.	42,880
			42,880

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING SMALLCAP VALUE CHOICE FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED)

Shares			Value
	Transportation: 2.0%
12,050	@ Marten Transport Ltd.		$321,615
			321,615
	Total Common Stock (Cost $13,685,251)		14,986,178

Principal Amount			Value

SHORT-TERM INVESTMENTS: 5.9%
$957,000	U.S. Government Agency Obligations: 5.9%		956,902
	Federal National Mortgage Association, 3.700%, due 12/01/05
	Total Short-Term Investments (Cost $957,000)		956,902
	Total Investments In Securities (Cost $14,642,251)*	98.3%	$15,943,080
	Other Assets and Liabilities-Net	1.7	277,194
	Net Assets	100.0%	$16,220,274

@         Non-income producing security

@@     Foreign issuer

ADR    American Depositary Receipt

*          Cost for federal income tax purposes is $14,669,522. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,658,200
Gross Unrealized Depreciation	(384,642)
Net Unrealized Appreciation	$1,273,558

See Accompanying Notes to Financial Statements

SHAREHOLDER MEETING INFORMATION (UNAUDITED)

A special meeting of shareholders of the ING Equity Trust was held November 10, 2005, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

A brief description of each matter voted upon as well as the results are outlined below:

Matters:

1                  To approve an Agreement and Plan of Reorganization by and among Equity and Bond Fund and ING Balanced Fund (“Balanced Fund”), providing for the reorganization of Equity and Bond Fund with and into Balanced Fund; and

2                  To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponements(s) thereof, in the discretion of the proxies or their substitutes.

Results:

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
Equity and Bond	1	2,242,987	34,976	25,709	—	2,303,672
	2	2,238,752	37,120	27,800	—	2,303,672

*      Proposals 1 and 2 passed at this meeting.

A special meeting of shareholders of the ING Series Fund, Inc. was held November 10, 2005, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

A brief description of each matter voted upon as well as the results are outlined below:

Matters:

1                  To approve an Agreement and Plan of Reorganization by and among Value Opportunity Fund and ING MagnaCap Fund (“MagnaCap Fund”), providing for the reorganization of Value Opportunity Fund with and into MagnaCap Fund; and

2                  To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponements(s) thereof, in the discretion of the proxies or their substitutes.

Results:

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
Value Opportunity	1	836,875	91,471	17,685	—	946,031
	2	827,858	96,138	22,035	—	946,031

*      The Shareholder Meeting was adjourned to November 29, 2005.

SHAREHOLDER MEETING INFORMATION (UNAUDITED) (CONTINUED)

A special meeting of shareholders of the ING Equity Trust was held November 10, 2005, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

A brief description of each matter voted upon as well as the results are outlined below:

Matters:

1                  To approve an Agreement and Plan of Reorganization by and among SmallCap Opportunities Fund and ING Small Company Fund (“Small Company Fund”), providing for the reorganization of SmallCap Opportunities Fund with and into Small Company Fund; and

2                  To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponements(s) thereof, in the discretion of the proxies or their substitutes.

Results:

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
SmallCap Opportunities(1)	1	2,061,113	75,186	81,044	—	2,217,343
	2	2,010,039	111,546	95,758	—	2,217,343

*      The Shareholder Meeting was adjourned to November 29, 2005.

(1)          At a meeting held on July 21, 2005, The Board of Trustees (the “Board”) of ING SmallCap Opportunities Fund (the “Fund”) approved the reorganization (the “Reorganization”) of the Fund with and into ING Small Company Fund, subject to approval by the Fund’s shareholders. As a result of the inability to obtain a sufficient number of votes to consider the Reorganization at a Special Meeting of shareholders, the Board has decided not to proceed with the Fund’s Reorganization. The Fund will continue to be managed in accordance with its current investment objective and principal investment strategies.

A special meeting of shareholders of the ING Series Fund, Inc. was held November 29, 2005, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

A brief description of each matter voted upon as well as the results are outlined below:

Matters:

1                  To approve an Agreement and Plan of Reorganization by and among Value Opportunity Fund and ING MagnaCap Fund (“MagnaCap Fund”), providing for the reorganization of Value Opportunity Fund with and into MagnaCap Fund; and

2                  To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponements(s) thereof, in the discretion of the proxies or their substitutes.

Results:

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
Value Opportunity	1	1,214,539	91,770	393,520	—	1,699,829
	2	1,203,409	99,555	396,865	—	1,699,829

*      Proposals 1 and 2 passed at this meeting.

SHAREHOLDER MEETING INFORMATION (UNAUDITED) (CONTINUED)

A special meeting of shareholders of the ING Equity Trust was held November 29, 2005, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

A brief description of each matter voted upon as well as the results are outlined below:

Matters:

1                  To approve an Agreement and Plan of Reorganization by and among SmallCap Opportunities Fund and ING Small Company Fund (“Small Company Fund”), providing for the reorganization of SmallCap Opportunities Fund with and into Small Company Fund; and

2                  To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponements(s) thereof, in the discretion of the proxies or their substitutes.

Results:

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
SmallCap Opportunities	1	2,518,538	84,976	92,350	—	2,695,864
	2	2,466,775	120,120	108,969	—	2,695,864

*      The Shareholder Meeting was adjourned to December 27, 2005.

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) provides that, after an initial period, the Funds’ existing investment advisory and sub-advisory contracts remain in effect only if the Boards of Directors/Trustees (the “Board”) of ING Equity Trust and ING Investment Fund, Inc., including a majority of the Directors/Trustees who have no direct or indirect interest in the advisory and sub-advisory contracts, and who are not “interest persons” of the Funds, as such term is defined under the 1940 Act (the “Independent Directors/Trustees”), annually review and renew them. In this regard, at a meeting held on November 10, 2005 the Board, including a majority of the Independent Directors/Trustees, considered whether to renew the investment advisory contracts (the “Advisory Contracts”) between ING Investments, LLC (the “Adviser”) and the Funds and the sub-advisory contracts (“Sub-Advisory Contracts”) with the sub-advisers to the Funds (the “Sub-Advisers”).

The Independent Directors/Trustees also held separate meetings on October 11 and November 8, 2005 to consider renewals of the Advisory Contracts and Sub-Advisory Contracts. Thus, references herein to factors considered and determinations made by the Independent Directors/Trustees include, as applicable, factors considered and determinations made on those earlier dates.

At the November 10, 2005 meeting, the Board voted to renew the Advisory and Sub-Advisory Contracts for the Funds. In reaching these decisions, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual review process. The Board’s determination took into account a number of factors that its members believed, in light of the legal advice furnished to them by Kirkpatrick & Lockhart Nicholson Graham LLP (“K&LNG”), their independent legal counsel, and their own business judgment, to be relevant. Further, while the Advisory Contracts and Sub-Advisory Contracts for all the Funds were considered at the same Board meeting, the Directors/Trustees considered each Fund’s advisory and sub-advisory relationships separately.

Provided below is an overview of the Board’s contract approval process in general, as well as a discussion of certain of the specific factors the Board considered at the November 10, 2005 meeting. While the Board gave its attention to the information furnished, at its request that was most relevant to its consideration, discussed below are a number of the primary factors relevant to the Board’s consideration as to whether to renew the Advisory and Sub-Advisory Contracts for the year ending November 30, 2006. Each Director/Trustee may have accorded different weight to the various factors in reaching his or her conclusions with respect to the Funds’ advisory and sub-advisory arrangements.

Overview of the Contract Approval Process

In 2003, the Board determined to undertake steps to further enhance the process under which the Board determines whether to renew existing Advisory and Sub-Advisory Contracts and to approve new advisory arrangements. Among the measures the Board implemented was to retain the services of an independent consultant with experience in the mutual fund industry to assist the Independent Directors/Trustees of the Board in working with the personnel employed by the Funds’ Adviser or its affiliates who administer the Funds (“Management”) to identify the types of the information presented to the Directors/Trustees to inform their deliberations with respect to advisory and sub-advisory relationships; establish the format in which the information requested by the Board is provided to the Board; and determine the process for reviewing such information in connection with the Advisory and Sub-Advisory Contract renewal process. The end result was the implementation of the current process relied upon by the Board to review and analyze information in connection with the annual renewal of the Funds’ Advisory and Sub-Advisory Contracts, as well as its review and approval of new advisory relationships.

Since this process was implemented, the Board has continuously reviewed and refined the process. In addition, the Board established a Contracts Committee and two Investment Review Committees. The type and format of the information provided to the Board or its counsel to inform its annual review and renewal process has been codified in the Funds’ 15(c) Methodology Guide (the “Methodology Guide”). The Methodology Guide was developed under the direction of the Board, and sets out a written blueprint under which the Board requests certain information necessary to facilitate a thorough and informed review in connection with the annual Advisory and Sub-Advisory Contract renewal process. Management provides Fund-specific information to the Board based on the Methodology Guide through “Fund Analysis and Comparison Tables” or “FACT” sheets prior

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

to the Board’s review of Advisory and Sub-Advisory Contracts. Certain of this information for a representative sample of Funds in the ING Funds complex was verified, at the Board’s request, by an independent firm to test its accuracy.

On its own and as part of a regular on-going process, the Board’s Contracts Committee recommends or considers recommendations from Management for refinements and other changes to the Methodology Guide and other aspects of the review process, and the Board’s Investment Review Committees review benchmarks used to assess the performance of each Fund. The Investment Review Committees also meet regularly with the Adviser and periodically with the Funds’ Sub-Advisers. The Investment Review Committees may apply a heightened level of scrutiny in cases where performance has lagged a benchmark and/or peer group.

The Board employed its process for reviewing contracts when considering the renewals of the Advisory and Sub-Advisory Contracts that would be effective through November 30, 2006. A number of the Board’s primary considerations and conclusions resulting from this process are discussed below.

Nature, Extent and Quality of Service

In determining whether to approve the Advisory Contracts and Sub-Advisory Contracts for the Funds for the year ending November 30, 2006, the Board received and evaluated such information as it deemed necessary regarding the nature, extent and quality of services provided to the Funds by the Adviser and Sub-Advisers. This included information about the Adviser and Sub-Advisers to the Funds provided throughout the year at regular Board meetings, as well as information furnished for the November 10, 2005 Board meeting, which was held to specifically consider renewal for the period ending November 30, 2006. In addition, the Board’s Independent Directors/Trustees also held meetings on October 11th and November 8th, prior to the November 10, 2005 meeting of the full Board, to consider the annual renewal of the Advisory and Sub-Advisory Contracts.

The materials requested by and provided to the Board prior to the November 2005 Board meeting included the following items: (1) FACT sheets for each Fund that provide information about the performance and expenses of the Fund and other, similarly managed funds in a selected peer group (“Selected Peer Group”), as well as information about the Fund’s investment portfolio, objectives and strategies; (2) the Methodology Guide, which describes how the FACT sheets were prepared, including the manner in which benchmarks and Selected Peer Groups were selected and how profitability was determined; (3) responses to a detailed series of questions from K&LNG, legal counsel to the Independent Directors/Trustees; (4) copies of each form of Advisory Contract and Sub-Advisory Contract; (5) copies of the Form ADV for the Adviser and each Sub-Adviser to the Funds; (6) financial statements for the Adviser and each Sub-Adviser; (7) drafts of narrative summaries addressing key factors the Board customarily considers in evaluating the renewals of Advisory Contracts and Sub-Advisory Contracts, including a written analysis for each Fund of how performance and fees compare to its Selected Peer Group and/or designated benchmarks; and (8) other information relevant to the Board’s evaluations.

For each Fund, its Class A shares were used for purposes of certain comparisons to the funds in the Selected Peer Group. Class A shares were selected, as general matter, so that the Fund class with the longest performance history was compared to the analogous class of shares for each fund in the Selected Peer Group. The mutual funds chosen for inclusion in a Fund’s Selected Peer group were selected based upon criteria designed to mirror the Fund class being compared to the Selected Peer Group.

In arriving at its conclusions with respect to the advisory arrangements with the Adviser, the Board was mindful of the “manager-of-managers” platform of the ING Funds. The Board considered the techniques that the Adviser developed, in response to the direction of the Board, to screen and perform due diligence on Sub-Advisers that are recommended to the Board to manage the Funds. The Board also noted the resources that the Adviser has committed to the Board and its Investment Review Committees to assist the Board and Committee members with their assessment of the investment performance of the Funds. This includes the appointment of a Chief Investment Risk Officer and his staff, who report directly to the Board, and who have developed attribution analyses and other metrics used by the Investment Review Committees to analyze the key factors underlying investment performance for the Funds.

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

The Board also noted the techniques used by the Adviser to monitor the performance of the Sub-Advisers, and took note of the pro-active approach that the Adviser, working in cooperation with the Board’s Investment Review Committees, has taken to advocate or recommend, when it believed appropriate, changes intended to assist performance of the Funds. These changes have historically included modifications in personnel responsible for managing a Fund and/or changes in the Sub-Adviser to a Fund.

In considering the Funds’ Advisory Contracts, the Board also considered the extent of benefits provided to the Funds’ shareholders, beyond advisory services, from being part of the ING family of Funds. This includes, in most cases, the right to exchange or transfer investments between the same class of shares of such Funds, without a sales charge, or among Funds available in a product platform, and the wide variety in the types of Funds available for exchange or transfer.

The Board also took into account the Adviser’s extensive efforts in recent years to reduce the expenses of the Funds through re-negotiated arrangements with the Funds’ service providers. In addition, the Board considered the extensive efforts of the Adviser and expense it incurred in recent years to help make the Fund complex more efficient by reducing the number of Funds through reorganizations of similar Funds.

Further, the Board received periodic reports showing that the investment policies and restrictions for each Fund were consistently complied with and other periodic reports covering matters such as compliance by Adviser and Sub-Adviser personnel with codes of ethics. The Board evaluated the Adviser’s and Sub-Advisers’ regulatory compliance systems and procedures reasonably designed to assure compliance with the federal securities laws, including those related to late trading and market timing, best execution, fair value pricing, proxy voting procedures, and trade allocation, among others. The Board considered the implementation by the Adviser and certain Sub-Advisers of enhanced compliance policies and procedures in response to SEC rule changes and other regulatory initiatives. The Board also took into account the reports of the Chief Compliance Officer and his recommendations. In this regard, the Board also considered the policies and procedures developed by the Chief Compliance Officer in consultation with the Board’s Compliance Committee that guide the Chief Compliance Officer’s compliance oversight function.

The Board reviewed the level of staffing, quality and experience of each Fund’s portfolio management team. The Board took into account the respective resources and reputations of the Adviser and the Sub-Advisers, and evaluated the ability of the Adviser and the Sub-Advisers to attract and retain qualified investment advisory personnel. For larger Funds, the Board also considered the adequacy of the resources committed to the Funds by the Adviser and the Sub-Advisers, and whether those resources are commensurate with the needs of larger Funds and are appropriate to attempt to sustain expected levels of performance, compliance, and other needs.

Based on their deliberations and the materials presented to them, the Board concluded that the advisory and related services provided by the Adviser and Sub-Advisers are appropriate in light of the Funds’ operations, the competitive landscape of the investment company business, and investor needs, and that the nature and quality of the overall services provided by the Adviser and Sub-Advisers were appropriate.

Fund Performance

In assessing advisory and sub-advisory relationships, the Board placed emphasis on the investment performance of each Fund, taking into account the importance of such performance to Fund shareholders. While the Board considered the performance reports and discussions with portfolio managers at Board and Committee meetings during the year, particular attention in assessing performance was given to the Fund FACT sheets furnished in advance of the November meeting of the Independent Directors/Trustees. The FACT sheet prepared for each Fund included its investment performance compared to the Morningstar category median, Lipper category median, Selected Peer Group and Fund’s primary benchmark. The Board’s findings specific to each Fund’s performance are discussed under “Fund-by-Fund Analysis,” below.

Economies of Scale

In considering the reasonableness of advisory fees, the Board also considered whether economies of scale will be realized by the Adviser as a Fund grows larger and the extent to which this is reflected in the level of management

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

fee rates charged. In this regard, the Board noted any breakpoints in advisory fee schedules that resulted in a lower advisory fee because a Fund achieved sufficient asset levels to receive a breakpoint discount. In the case of sub-advisory fees, the Board considered that breakpoints would inure to the benefit of the Adviser, except to the extent that these savings are passed through in the form of breakpoints on advisory fees that resulted in savings to the Funds. For Funds that did not have breakpoint discounts on advisory fees, but did benefit from waivers to or reimbursements of advisory or other fees, the Board also considered the extent to which economies of scale could effectively be realized through such waivers, reimbursements, or expense reductions.

Information about Services to Other Clients

The Board requested, and in many instances received and, if so, considered, information about the nature of services and fee rates offered by the Adviser and the Sub-Advisers to other clients, including other registered investment companies and institutional accounts. When rates offered to other clients differed materially from those charged to the Funds, the Board considered the underlying rationale provided by the Adviser and Sub-Advisers for these differences. For the unaffiliated Sub-Advisers, the Board did not view this information as imperative to its deliberations because of the arms-length nature of the negotiations between the Adviser and unaffiliated Sub-Advisers with respect to sub-advisory fees.

Fee Rates and Profitability

The Board reviewed and considered each contractual investment advisory fee rate, combined with the administrative fee rate, payable by each Fund to the Adviser. The Board also considered the contractual sub-advisory fee rates payable by the Adviser to each Sub-Adviser for sub-advisory services. In addition, the Board reviewed and took into account existing and proposed fee waivers and expense limitations applicable to the fees payable by the Funds.

The Board considered the fee structures of the Funds as they relate to the services provided under the Contracts, and the potential fall-out benefits to the Adviser and Sub-Advisers, and their respective affiliates, from their association with the Funds. For each Fund, the Board determined that the fees payable to the Adviser and Sub-Advisers are reasonable for the services that each performs, which were considered in light of the nature and quality of the services that each has performed and is expected to perform through the year ending November 30, 2006.

For each Fund, the Board considered information on revenues, costs and profits realized by the Adviser, which was prepared by Management in accordance with the allocation methodology (including assumptions) specified in the Methodology Guide. In analyzing the profitability of the Adviser in connection with its services to a Fund, the Board took into account the sub-advisory fee rate payable by the Adviser to the Sub-Adviser to that Fund. The Board also considered information that it requested and was provided by Management with respect to the profitability of service providers affiliated with the Adviser, as well as information provided by certain Sub-Advisers with respect to their profitability. In the case of non-affiliated Sub-Advisers, the Board gave less weight to profitability considerations, or did not view this data as imperative to its deliberations, given the arms-length nature of the relationship between the Adviser and these Sub-Advisers with respect to the negotiation of sub-advisory fees.

The Board determined that it had requested and received sufficient information to gain a reasonable understanding regarding the Adviser’s and affiliated Sub-Advisers’ profitability. The Board also recognized that profitability analysis is not an exact science and there is no uniform methodology for determining profitability for this purpose. In this context, the Board realized that Management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Funds’ operations may not be fully reflected in the expenses allocated to each Fund in determining profitability, and that the information presented may not portray all of the costs borne by Management nor capture Management’s entrepreneurial risk associated with offering and managing a mutual fund complex in today’s regulatory environment.

In their examination of advisory fees, the Independent Directors/Trustees have, from time to time, requested the Adviser, and the Adviser has agreed, to implement remedial actions for certain Funds. These remedial actions have included, among others: reductions in expense caps or management fee rates; the addition of further breakpoints to fee schedules; reductions in 12b-1 fees payable by a Fund; the merger of certain Funds with and into

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

comparable Funds; changes to the Sub-Adviser or portfolio manager managing a Fund; and enhancements to the resources available to a Sub-Adviser when managing a Fund. The Independent Directors/Trustees requested these adjustments largely on the basis of: (a) a Fund’s performance, as compared to its Selected Peer Group; (b) the performance of a Fund, as compared to its benchmarks; or (c) a Fund’s expenses in relation to its Selected Peer Group.

Based on the information on revenues, costs, and profitability considered by the Board, after considering the factors described in this section, as well as any remedial actions requested by the Independent Directors/Trustees and agreed to by the Adviser, the Board concluded that the profits, if any, realized by the Adviser and Sub-Advisers were not excessive. In making its determinations, the Board considered that the Adviser had incentive to negotiate the most favorable fees from unaffiliated Sub-Advisers, and it based its conclusions on the reasonableness of the sub-advisory fees of the Sub-Advisers primarily on the factors described for each Fund below and, in the case of non-affiliated Sub-Advisers, in reliance on the arms-length nature of the negotiations between the Adviser and Sub-Advisers with respect to sub-advisory fees.

Fund-by-Fund Analysis

The following paragraphs outline certain of the specific factors that the Board considered, and the conclusions reached, at its November 2005 meeting in relation to renewing each Fund’s current Advisory Contract and its Sub-Advisory Contract for the year ending November 30, 2006. These specific factors are in addition to those considerations discussed above. In each case, the Fund’s performance was compared to its Morningstar category median and its primary benchmark, a broad-based securities market index that appears in the Fund’s prospectus. Each Fund’s management fee and expense ratio were compared to the fees and expense ratios of the funds in its Selected Peer Group.

ING Convertible Fund

In considering whether to approve the renewal of the Advisory and Sub-Advisory Contracts for ING Convertible Fund, the Board considered that, based on performance data for the periods ended June 30, 2005: (1) the Fund underperformed its Morningstar category median and its primary benchmark for all periods presented; and (2) the Fund is ranked in the fifth ( lowest) quintile for the year-to-date, one-, and five-year periods and in the third quintile for the three-year period. In analyzing this performance data, the Board also took into consideration: (1) Management’s analysis regarding the Sub-Adviser’s rationale for underperformance; and (2) that the Board had approved, at its November meeting, the merger of ING Convertible Fund with and into ING Balanced Fund, another Fund in the ING Funds complex overseen by another Board of Directors, and that this merger would be completed in 2006 if approved by the Fund’s shareholders and by the Board of Directors that oversees ING Balanced Fund.

In considering the fees payable under the Advisory and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under an Advisory Contract with a breakpoint fee schedule where the asset level necessary to achieve a breakpoint discount had not been reached by the Fund; (2) the pricing structure (including the expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the management fee (inclusive of the advisory fee and a 0.10% administration fee) for the Fund is above the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is above the median and the average expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account: (1) in January 2005, at the direction of the Board, Management lowered the total expense ratio for the Fund; and (2) effective January 1, 2006, the Fund’s Adviser would lower the expense ratio of the Fund by an additional 6 basis points by putting into place a lower expense limit.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; (4) it is reasonable to permit the Sub-Adviser to continue to manage the Fund; and (5) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Advisory

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

and Sub-Advisory Contracts for the Fund for the year ending November 30, 2006. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

ING Equity and Bond Fund

In considering whether to approve the renewal of the Advisory and Sub-Advisory Contracts for ING Equity & Bond Fund, the Board considered that, based on performance data for the periods ended June 30, 2005: (1) the Fund underperformed its Morningstar category median and its benchmark for all periods presented; and (2) the Fund is ranked in the fourth quintile for the one-year period, the third quintile for the three-year period, and the fifth (lowest) quintile for the five-year period.

In analyzing this performance data, the Board also took into consideration that the investment strategy for the Fund was revised in June 2005 to adjust the allocation percentages for the equity and fixed income portions and the equity strategy portion of the Fund was changed from a value focus to a core focus.

In considering the fees payable under the Advisory and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the economies of scale benefits to the Fund and its shareholders from breakpoint discounts applicable to the Fund’s advisory fees, which result in lower fees at higher asset levels; (2) the pricing structure (including the expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the management fee (inclusive of the advisory fee and a 0.10% administration fee) for the Fund is above the median and the average management fees of the funds in its Selected Peer Group; and (b) in January 2005, at the direction of the Board following the 2004 contract renewal process, Management reduced the expense limit for the Fund, which is now equal to the Selected Peer Group’s average expense ratio. The expense ratio for the Fund is above the median expense ratios of the funds in its Selected Peer Group.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Advisory and Sub-Advisory Contracts for the Fund for the year ending November 30, 2006. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

ING Real Estate Fund

In considering whether to approve the renewal of the Advisory and Sub-Advisory Contracts for ING Real Estate Fund, the Board considered that, based on performance data for the periods ended June 30, 2005: (1) the Fund underperformed its Morningstar category median for the year-to-date and one-year periods, but outperformed for the most recent calendar quarter; (2) the Fund underperformed its primary benchmark for all periods presented; and (3) the Fund is ranked in the third quintile for the most recent calendar quarter and one-year periods, and in the fourth quintile for the year-to-date period.

In considering the fees payable under the Advisory and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under an Advisory Contract with level fees that does not include breakpoints; (2) the pricing structure (including the expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the management fee (inclusive of an advisory fee and a 0.10% administration fee) for the Fund is below the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is below the median and the average expense ratios of the funds in the Selected Peer Group.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund was launched just over a year ago, the performance during the calendar quarter ended June 30, 2005 was reasonable and it is reasonable to permit the Fund a longer period of operating history in order for the Board to evaluate longer-term performance; and (4) the sub-advisory

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Advisory and Sub-Advisory Contracts for the Fund for the year ending November 30, 2006. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

ING Disciplined LargeCap Fund

In considering whether to approve the renewal of the Advisory and Sub-Advisory Contracts for ING Disciplined LargeCap Fund, the Board considered that, based on performance data for the periods ended June 30, 2005: (1) the Fund underperformed its Morningstar category median and its primary benchmark for the most recent calendar quarter, three- and five-year periods, but outperformed the category for the year-to-date and one-year periods; and (2) the Fund is ranked in the second quintile for the one-year period, the third quintile for the year-to-date and three-year periods, and the fourth quintile for the most recent calendar quarter and five-year period. In analyzing this performance data, the Board also took into consideration, that the investment strategy for the Fund was revised in June 2003 to address concerns about the Fund’s underperformance.

In considering the fees payable under the Advisory and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under an Advisory Contract with level fees that does not include breakpoints; (2) the pricing structure (including the expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including Management’s analysis that: (a) the management fee (inclusive of the advisory fee and a 0.10% administration fee) for the Fund is above the median but below the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is above the median and average expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account that in January 2005, at the direction of the Board following the 2004 contract renewal process, Management implemented an expense limit for the Fund.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) giving due regard to actions taken in an attempt to improve performance and that Management will continue to monitor, and the Board or its Investment Review Committee will periodically review the performance, Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Advisory and Sub-Advisory Contracts for the Trust for the year ending November 30, 2006. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

ING LargeCap Growth Fund

In considering whether to approve the renewal of the Advisory and Sub-Advisory Contracts for ING LargeCap Growth Fund, the Board considered that, based on performance data for the periods ended June 30, 2005: (1) the Fund underperformed its Morningstar category median for year-to-date, one- and five-year periods, but outperformed for the most recent calendar quarter and three-year periods; (2) the Fund underperformed its primary benchmark for the year-to-date, one-, three- and five-year periods, but outperformed for the most recent calendar quarter; and (3) the Fund is ranked in the fourth quintile for the one-year period, in the second quintile for the three-year period, and in the fifth (lowest) quintile for the five-year period. In analyzing this performance data, the Board also took into consideration: (1) Management’s analysis regarding the Sub-Adviser’s rationale for underperformance; and (2) in June 2003, Wellington Management Company assumed responsibility for the Fund.

In considering the fees payable under the Advisory and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) ) the fairness of the compensation under an Advisory Contract with a breakpoint fee schedule where the asset level necessary to achieve a breakpoint discount had not been reached by the Fund; (2) the pricing structure (including the expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including analysis that: (a) the management fee (inclusive of the advisory fee and a 0.10% administration fee) for the Fund is above the median and the average management

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is equal to the median and above the average expense ratios of the funds in its Selected Peer Group.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Advisory and Sub-Advisory Contracts for the Fund for the year ending November 30, 2006. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

ING MidCap Opportunities Fund

In considering whether to approve the renewal of the Advisory and Sub-Advisory Contracts for ING MidCap Opportunities Fund, the Board considered that, based on performance data for the periods ended June 30, 2005: (1) the Fund underperformed its Morningstar category median and its primary benchmark for all periods presented; and (2) the Fund is ranked in the fourth quintile for the year-to-date, one-, three- and five-year periods. In analyzing this performance data, the Board also took into consideration that in July 2005, the portfolio managers were changed to address concerns about the Fund’s underperformance.

In considering the fees payable under the Advisory and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under an Advisory Contract with a breakpoint fee schedule where the asset level necessary to achieve a breakpoint discount had not been reached by the Fund; (2) the pricing structure (including the expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the management fee (inclusive of the advisory fee and a 0.10% administration fee) for the Fund is above the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is above the median and the average expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account that: (1) in January 2005, at the direction of the Board following the 2004 contract renewal process, Management reduced the expense limit for the Fund; and (2) at the Board’s direction, Management would further reduce the Fund’s expense ratio through a lower expense limit, effective January 1, 2006.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; (4) as noted above, there has been a recent change in management and it is reasonable to allow the portfolio manager a reasonable period of time to manage the Fund for the Board to assess Fund performance; and (5) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Advisory and Sub-Advisory Contracts for the Fund for the year ending November 30, 2006. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

ING SmallCap Opportunities Fund

In considering whether to approve the renewal of the Advisory and Sub-Advisory Contracts for ING SmallCap Opportunities Fund, the Board considered that, based on performance data for the periods ended June 30, 2005: (1) the Fund outperformed its Morningstar category median and its primary benchmark for the most recent calendar quarter, year-to-date and one-year periods, but underperformed the Morningstar category median and its primary benchmark for the three- and five-year periods; and (2) the Fund is ranked in the first (highest) quintile for the most recent calendar quarter, in the second quintile for the year-to-date and one-year periods, and in the fifth (lowest) quintile for the three- and five-year periods. In analyzing this performance data, the Board also took into consideration: (1) in July 2005, there was a change in the lead portfolio manager; (2) in January 2005, in response to the Board review of expenses, Management reduced the expense limit for the Fund; and (3) that the Board had approved, at its July 21, 2005 meeting, the merger of ING SmallCap Opportunities Fund with and into

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

ING Small Company Fund, another Fund in the ING Funds complex overseen by another Board of Directors, and that this merger would be completed in December 2005 if approved by the Fund’s shareholders and by the Board of Directors that oversees ING Small Company Fund.

In considering the fees payable under the Advisory and Sub-Advisory Contracts for ING SmallCap Opportunities Fund, the Board took into account the factors described above and also considered: (1) the economies of scale benefits to the Fund and its shareholders from breakpoint discounts applicable to the Fund’s advisory fees, which result in lower fees at higher asset levels; (2) the pricing structure (including the expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the management fee (inclusive of the advisory fee and a 0.10% administration fee) for the Fund is above the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is below the median and average expense ratios of the funds in its Selected Peer Group.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board, including, but not limited to, the change in portfolio manager and the reductions of the Fund’s expense ratio; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Advisory and Sub-Advisory Contracts for the Fund for the year ending November 30, 2006. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

ING Financial Services Fund

In considering whether to approve the renewal of the Advisory and Sub-Advisory Contracts for ING Financial Services Fund, the Board considered that, based on performance data for the periods ended June 30, 2005: (1) the Fund outperformed its Morningstar category median and its primary benchmark for all periods presented; and (2) the Fund is ranked in the first (highest) quintile for the most recent calendar quarter, in the second quintile for the year-to-date, one- and five-year periods, and in the third quintile for the three-year period.

In considering the fees payable under the Advisory and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the economies of scale benefits to the Fund and its shareholders form breakpoint discounts applicable to the Fund’s advisory fee, which result in lower fees at higher asset levels; (2) the pricing structure (including the expense ratio to be borne by shareholders) the Fund, as compared to its Selected Peer Group, including that: (a) the management fee for the Fund is below the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is below the median and the average expense ratios of the funds in its Selected Peer Group.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Advisory and Sub-Advisory Contracts for the Fund for the year ending November 30, 2006. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

ING LargeCap Value Fund

In considering whether to approve the renewal of the Advisory and Sub-Advisory Contracts for ING LargeCap Value Fund, the Board considered that, based on performance data for the periods ended June 30, 2005: (1) the Fund underperformed its Morningstar category median and primary benchmark for the one-year-period, but outperformed the median and its primary benchmark for the most recent calendar quarter; and (2) the Fund is ranked in the fifth (lowest) quintile for the year-to-date and one-year periods, and is in the first (highest) quintile for the most recent calendar quarter.

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

in analyzing this performance data, the Board also took into consideration: (1) Management’s analysis regarding the value investment philosophy of Brandes Investment Partners, L.P. (“Brandes”), Sub-Adviser to ING LargeCap Value Fund, and its representations that adherence to this philosophy may have negatively affected performance for the one-year period ended June 30, 2005; (2) Management’s representations that, notwithstanding underperformance vis-à-vis the Fund’s primary benchmark for the periods ended June 30, 2005, Brandes’ investment philosophy, applied over longer periods, had historically resulted in reasonable performance, particularly when the market favors the undervalued securities in which the Fund invests; and (3) Management’s view that Brandes is a well-recognized and reputable manager that has remained true to the investment philosophy and style for which it was hired, and Management’s expectation that Brandes will deliver reasonable longer-term performance.

In considering the fees payable under the Advisory and Sub-Advisory Contracts for ING LargeCap Value Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under an Advisory Contract with a breakpoint fee schedule where the asset level necessary to achieve a breakpoint discount had not been reached by the Fund; (2) the pricing structure (including the expense ratio to be borne by shareholders) of ING LargeCap Value Fund, as compared to its Selected Peer Group, including that: (a) the management fee (inclusive of the advisory fee and a 0.10% administration fee) for the Fund is above the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is above the median and the average expense ratios of the funds in its Selected Peer Group.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) it is reasonable to permit the Sub-Adviser to continue to manage the Fund to meet Management’s expectation of more favorable longer-term performance; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Advisory and Sub-Advisory Contracts for the Fund for the year ending November 30, 2006. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

ING MagnaCap Fund

In considering whether to approve the renewal of the Advisory and Sub-Advisory Contracts for ING MagnaCap Fund, the Board considered that, based on performance data for the periods ended June 30, 2005: (1) the Fund underperformed its Morningstar category median and its primary benchmark for all periods presented; and (2) the Fund is ranked in the fifth (lowest) quintile for all periods presented. In analyzing this performance data, the Board took into account that, to address concerns about long-term performance, in April 2005 a new portfolio manager assumed responsibility for the day-to-day management of the Fund

In considering the fees payable under the Advisory and Sub-Advisory Contracts for ING MagnaCap Fund, the Board took into account the factors described above and also considered: (1) the economies of scale benefits to the Fund and its shareholders from breakpoint discounts applicable to the Fund’s advisory fee, which result in lower fees at higher asset levels; (2) the pricing structure (including the expense ratio to be borne by shareholders) of ING MagnaCap Fund, as compared to its Selected Peer Group, including that: (a) the management fee for the Fund is below the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is below the median and the average expense ratios of the funds in its Selected Peer Group.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) it is reasonable to permit the Sub-Adviser to continue to manage the Fund in order to properly evaluate performance to assess whether longer-term performance improves as a result of the change in portfolio manager; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Advisory and Sub-Advisory Contracts for the Fund for the year ending November 30, 2006. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

ING MidCap Value Fund

In considering whether to approve the renewal of the Advisory and Sub-Advisory Contracts for ING MidCap Value Fund, the Board considered that, based on performance data for the periods ended June 30, 2005: (1) the Fund underperformed its Morningstar category median and its primary benchmark for all periods presented, except the most recent calendar quarter; (2) the Fund outperformed its Morningstar category median for the most recent calendar quarter; and (3) the Fund is ranked in the fifth (lowest) quintile for the year-to-date, one- and three-year periods, and is ranked in the second quintile for the most recent calendar quarter.

In analyzing this performance data, the Board also took into consideration: (1) Management’s analysis regarding the value investment philosophy of Brandes, Sub-Adviser to ING MidCap Value Fund, and its representations that Brandes’ adherence to this philosophy negatively affected performance for the one-year period ended June 30, 2005; (2) Management’s representations that, notwithstanding underperformance vis-à-vis the Fund’s primary benchmark for the periods ended June 30, 2005, Brandes’ investment philosophy, applied over longer periods, had historically resulted in reasonable performance, particularly when the market favors the undervalued securities in which the Fund invests; and (3) Management’s view that Brandes is a well-recognized and reputable manager that has remained true to the investment philosophy and style for which it was hired, and Management’s expectation that Brandes will deliver reasonable longer-term performance.

In considering the fees payable under the Advisory and Sub-Advisory Contracts for ING MidCap Value Fund, the Board took into account the factors described above and also considered: (1) the economies of scale benefits to the Fund and its shareholders from breakpoint discounts applicable to the Fund’s advisory fee, which result in lower fees at higher asset levels; (2) the pricing structure (including the expense ratio to be borne by shareholders) of ING MidCap Value Fund, as compared to its Selected Peer Group, including that: (a) the management fee (inclusive of the advisory fee and a 0.10% administration fee) for the Fund is above the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is above the median and the average expense ratios of the funds in its Selected Peer Group.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) it is reasonable to permit the Sub-Adviser to continue to manage the Fund to meet Management’s expectation of more favorable longer-term performance; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Advisory and Sub-Advisory Contracts for the Fund for the year ending November 30, 2006. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

ING SmallCap Value Fund

In considering whether to approve the renewal of the Advisory and Sub-Advisory Contracts for ING SmallCap Value Fund, the Board considered that, based on performance data for the periods ended June 30, 2005: (1) the Fund underperformed its Morningstar category median and its primary benchmark for all periods presented; and (2) the Fund is ranked in the fifth (lowest) quintile for the most recent calendar quarter, year-to-date and one-year periods and is ranked in the fourth quintile for the three-year period.

In analyzing this performance data, the Board also took into consideration: (1) Management’s analysis regarding the value investment philosophy of Brandes, Sub-Adviser to ING SmallCap Value Fund, and its representations that Brandes’ adherence to this philosophy negatively affected performance for the one-year period ended June 30, 2005; (2) Management’s representations that, notwithstanding underperformance vis-à-vis the Fund’s primary benchmark for the periods ended June 30, 2005, Brandes’ investment philosophy, applied over longer periods, had historically resulted in reasonable performance, particularly when the market favors the undervalued securities in which the Fund invests; and (3) Management’s view that Brandes is a well-recognized and reputable manager that has remained true to the investment philosophy and style for which it was hired, and Management’s expectation that Brandes will deliver reasonable longer-term performance.

In considering the fees payable under the Advisory and Sub-Advisory Contracts for ING SmallCap Value Fund, the Board took into account the factors described above also considered: (1) the economies of scale benefits to the

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

Fund and its shareholders from breakpoint discounts applicable to the Fund’s advisory fee, which result in lower fees at higher asset levels; (2) the pricing structure (including the expense ratio to be borne by shareholders) of ING SmallCap Value Fund, as compared to its Selected Peer Group, including that: (a) the management fee (inclusive of the advisory fee and a 0.10% administration fee) for the Fund is above the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is above the median and the average expense ratios of the funds in its Selected Peer Group.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) it is reasonable to permit the Sub-Adviser to continue to manage the Fund to meet Management’s expectation of more favorable longer-term performance; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Advisory and Sub-Advisory Contracts for the Fund for the year ending November 30, 2006. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

BOARD CONSIDERATION AND APPROVAL OF NEW INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS FOR ING MIDCAP VALUE CHOICE FUND AND ING SMALLCAP VALUE CHOICE FUND

Section 15 of the 1940 mandates that, when a Fund enters into a new advisory or sub-advisory arrangement, the Directors/Trustees, including a majority of the Independent Directors/Trustees, must approve the new Advisory and Sub-Advisory Contracts with respect to the Fund. At its November 10, 2004 meeting the Board approved the launch of ING MidCap Value Choice Fund and ING SmallCap Value Choice Fund, two new series of ING Equity Trust to be managed by NWQ Investment Management Company, LLC (“NWQ”).

The Board’s consideration of the new advisory and sub-advisory arrangements related to the launch of ING MidCap Value Choice Fund and ING SmallCap Value Choice Fund is discussed below. In considering the Advisory and Sub-Advisory Contracts for these Funds, the Board members considered a number of factors they believed, in light of the legal advice furnished to them by K&LNG, their independent legal counsel, and their own business judgment, to be relevant. Based on these considerations, the Board determined to approve the Advisory and Sub-Advisory Contracts for the Funds.

In connection with their deliberations, on November 10, 2004, relating to each Fund’s Advisory Contract and Sub-Advisory Contract, the Board, including the Independent Trustees, considered, among other things: (1) Management’s memorandum and supporting documentation regarding the NWQ Funds; (2) the composite performance of portfolios managed by NWQ with similar investment styles to that of the Funds; (3) information about the Funds’ proposed objectives and strategies; (4) responses to questions provided by K&LNG, legal counsel to the Independent Directors/Trustees; (5) copies of each form of Advisory and Sub-Advisory Contract; and (6) other information relevant to their evaluations.

In considering the approval of the Advisory Contract for ING MidCap Value Choice Fund and ING SmallCap Value Choice Fund, the Board considered several factors including, but not limited to, the following: (1) the nature and quality of the services to be provided by the Adviser to the Funds under the proposed Advisory Contract, including the Adviser’s experience as a manager-of-managers overseeing the sub-advisers to other Funds within the ING Funds complex; (2) the Adviser’s strength and reputation within the industry; (3) the fairness of the compensation under the proposed Advisory Contract in light of the services provided to the Funds and the profitability to the Adviser when sub-advisory fees payable by the Adviser to NWQ are taken into account; (4) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of the Adviser; (5) the expenses to be borne by shareholders in the Funds; and (6) the Adviser’s compliance capabilities, which are demonstrated by, among other things, its policies and procedures designed to prevent violations of the Federal securities laws.

In its discussions regarding the Advisory Contract, the Board, including the Non-Interested Trustees, did not identify any single factor as all-important or controlling. The Board determined, among other things, that: (1) the management fee rate payable to the Adviser by each Fund is reasonable; and (2) the proposed expense ratios for the Funds are competitive with those of the funds in their proposed Selected Peer Groups.

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

On November 10, 2004, in reaching a decision to engage NWQ as the Sub-Adviser to ING MidCap Value Choice Fund and ING SmallCap Value Choice Fund, the Board, including a majority of the Independent Trustees, evaluated and discussed other factors, including, but not limited to, the following: (1) the Adviser’s view of the reputation of NWQ; (2) NWQ’s experience and skill in managing mid- and small-cap value accounts, including NWQ’s performance track record with other comparable accounts; (3) the nature and quality of the services to be provided by NWQ; (4) the addition of an exclusivity provision in the proposed Sub-Advisory Contract; (5) the fairness of the compensation under the proposed Sub-Advisory Contract in light of the services to be provided; (6) the consistency in investment style and portfolio turnover rates experienced over time by other domestic equity portfolios managed by NWQ; (7) the composite performance of portfolios managed by NWQ with investment styles similar to that of each Fund; (8) the qualifications of NWQ’s personnel, portfolio management capabilities and investment methodologies; (9) NWQ’s operations and compliance program and policies; (10) NWQ’s financial condition; (11) the costs for the services to be provided by NWQ and the fact that these costs will be paid by the Adviser and not directly by the Funds; (12) the appropriateness of the selection of NWQ and the employment of the proposed investment strategy in light of each Fund’s investment objective and its prospective investor base; and (13) NWQ’s Code of Ethics and related procedures for complying with that Code.

During the course of its deliberation, the Board reached the following conclusions regarding NWQ and the proposed Sub-Advisory Contract, among others: (1) NWQ is qualified to manage each Fund’s assets in accordance with its proposed investment objectives and investment strategies; (2) the proposed investment strategies are consistent with the interests of prospective investors in the Funds; (3) based upon the financial statements of both NWQ and its parent company, Nuveen Investments, NWQ has sufficient financial resources available to it to fulfill its commitments to the Funds under the proposed Sub-Advisory Contract; (4) the exclusivity provisions included in the proposed Sub-Advisory Contract with respect to the management of other mutual funds with similar investment objectives, policies and restrictions are likely to provide the Funds with the opportunity to realize asset growth during the exclusivity period; and (5) the compensation to be paid by the Adviser to NWQ under the proposed Sub-Advisory Contract is fair and reasonable in relation to the services to be provided by NWQ and various industry averages for similar funds.

ING Funds Distributor, LLC offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund’s prospectus. Investors may obtain a copy of a prospectus of any ING Fund by calling (800) 992-0180 or by going to www.ingfunds.com.

Domestic Equity and Income Funds

ING Balanced Fund
ING Convertible Fund
ING Equity Income Fund
ING Real Estate Fund

Domestic Equity Growth Funds

ING Fundamental Research Fund
ING Disciplined LargeCap Fund
ING Growth Fund
ING LargeCap Growth Fund
ING MidCap Opportunities Fund
ING Opportunistic LargeCap Fund
ING SmallCap Opportunities Fund
ING Small Company Fund

Domestic Equity Index Funds

ING Index Plus LargeCap Fund
ING Index Plus MidCap Fund
ING Index Plus SmallCap Fund

Domestic Equity Value Funds

ING Financial Services Fund
ING LargeCap Value Fund
ING MagnaCap Fund
ING MidCap Value Fund
ING MidCap Value Choice Fund
ING SmallCap Value Fund
ING SmallCap Value Choice Fund

Fixed Income Funds

ING GNMA Income Fund
ING High Yield Bond Fund
ING Intermediate Bond Fund
ING National Tax-Exempt Bond Fund

Global Equity Funds

ING Global Equity Dividend Fund
ING Global Real Estate Fund
ING Global Value Choice Fund

International Equity Funds

ING Emerging Countries Fund
ING Foreign Fund
ING Greater China Fund
ING Index Plus International Equity Fund
ING International Capital Appreciation Fund
ING International Fund
ING International SmallCap Fund
ING International Value Fund
ING International Value Choice Fund
ING Precious Metals Fund
ING Russia Fund

International Fixed Income Fund

ING Emerging Markets Fixed Income Fund

International Fund-of-Funds

ING Diversified International Fund

Loan Participation Fund

ING Senior Income Fund

Money Market Funds*

ING Aeltus Money Market Fund
ING Money Market Fund

Strategic Allocation Funds

ING Strategic Allocation Balanced Fund
ING Strategic Allocation Growth Fund
ING Strategic Allocation Income Fund

*      An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Registrant uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 800-992-0180; (2) on the Registrant’s website at www.ingfunds.com and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Information regarding how the Registrant voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Registrant’s website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Registrant’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at 800-992-0180.

Investment Manager

ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258
1-800-334-3444

Transfer Agent

DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141

Custodian

The Bank of New York
100 Colonial Center Parkway, Suite 300
Lake Mary, Florida 32746

Legal Counsel

Dechert
1775 I Street, N.W.
Washington, D.C. 20006

For more complete information, or to obtain a prospectus on any ING fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your Investment Professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

FUNDS	PRSAR-UDEABCMO	(1105-012706)

Semi-Annual Report

November 30, 2005

Classes I and Q

Domestic Equity and Income Funds

▪   ING Convertible Fund

▪   ING Equity and Bond Fund

▪   ING Real Estate Fund

Domestic Equity Growth Funds

▪   ING LargeCap Growth Fund

▪   ING MidCap Opportunities Fund

▪   ING SmallCap Opportunities Fund

Domestic Equity Value Funds

▪   ING LargeCap Value Fund

▪   ING MagnaCap Fund

▪   ING MidCap Value Fund

▪   ING MidCap Value Choice Fund

▪   ING SmallCap Value Fund

▪   ING SmallCap Value Choice Fund

E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

President’s Letter	1

Market Perspective	2

Portfolio Managers’ Reports	4

Shareholder Expense Examples	28

Statements of Assets and Liabilities	31

Statements of Operations	37

Statements of Changes in Net Assets	40

Financial Highlights	46

Notes to Financial Statements	58

Portfolios of Investments	76

Shareholder Meeting Information	105

Advisory Contract Approval Discussion	108

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PRESIDENT’S LETTER

Dear Shareholder,

As you may recall in my last letter, I described the enthusiasm that we were experiencing here at ING Funds as we worked to bring more of the world’s investment opportunities to you, the investor.

That enthusiasm, I am happy to report, is continuing to thrive. With the New Year, we have launched a series of new international mutual funds, each created to bring more of the world’s opportunities to you.

Meanwhile, we have also heard you loud and clear. Our research tells us that many investors report that they find investing an intimidating and overly-complex endeavor. That is why ING is committed to helping investors across the country cut through the confusion and clutter. “Your future. Made easier.SM” are more than words, they represent our promise to you.

Those two objectives — bringing you more of the world’s opportunities and doing it in a way that is easier for you — are behind the development of the ING Diversified International Fund. The new fund is among those that we launched in January but it is unique in that it is a fund-of-funds. It is also, we believe, simply an easier way to invest internationally.

The ING Diversified International Fund brings together six distinct, international mutual funds, each managed by well-known asset managers who specialize in key international sub-asset classes. What’s more, the fund is periodically reviewed by a seasoned team of ING asset allocation experts who re-adjust the fund’s allocation based on prevailing market conditions.

Best of all: we’ve made it easy. With just one investment, investors can now acquire a broadly diversified, actively managed international equity portfolio.

The ING Diversified International Fund marks one more way that we at ING Funds are continuing to offer you the global expertise, product innovation and world-class service that you have come to expect from us.

On behalf of everyone at ING Funds, I thank you for your continued support and loyalty. We look forward to serving you in the future.

Sincerely,

James M. Hennessy
President
ING Funds
January 10, 2006

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE: SIX MONTHS ENDED NOVEMBER 30, 2005

Investors in global equities gained 8.8% in the six months ended November 30, 2005, according to the MSCI World® Index in dollars, including net reinvested dividends, ending just 1% off the 2005 high. In currencies, the dollar extended its early run in 2005, rising 4.4% against the euro, 5.1% against the pound and 10.4% against the yen in the six month period. Few expected such dollar strength in 2005. Relatively high U.S. interest rates explained part of it, especially the re-cycling of oil exporters’ burgeoning wealth into dollar denominated securities. The yen’s particular weakness was connected with the sharp rise in Japanese stock prices, fueled by outside investors who were hedging their currency risk. Also material was the tax-related “repatriation” into dollars of U.S. corporations’ foreign currency balances.

Trends in investment grade fixed income securities had been dominated since the middle of 2004 by the flattening of the U.S. Treasury yield curve as ten-year yields fell. This continued even as the Federal Open Market Committee (“FOMC”) raised short-term interest rates by 25 basis points eight times in the twelve months through May 2005, pulling other short-term rates up in train. However, the yield on the ten-year U.S. Treasury Note had actually fallen by 65 basis points over the same period. This “conundrum”, as Federal Reserve Chairman Greenspan called it, was eventually put down to an apparently growing perception in the market that inflation was a problem solved, due to a vigilant Federal Reserve, cheap goods and labor abroad and consistent productivity growth at home. In addition, foreign investors’ hunger for U.S. investments kept yields down at the long end. At times during the six months ended November 30, especially in October, the trend seemed about to break: for example when already high energy prices, now affected by Hurricanes Katrina and Rita, looked to be filtering through to the general price level. But in the end the forces of curve flattening prevailed. By November 30, the FOMC had raised rates four more times, oil prices and the inflation scare had subsided and foreigners were still buying record amounts of U.S. securities. On November 17, 2005, the spread over the 13-week U.S. Treasury Bill yield fell to 0.6%, the lowest since March 2001. For the six months ended November 30, the yield on the ten-year U.S. Treasury Note rose by 49 basis points to 4.5%, while the yield on the 13-week U.S. Treasury Bills rose 98 basis points to 3.9%. The broader Lehman Aggregate Index lost 0.5% during the same period.

The U.S. equities market, in the form of the Standard & Poor’s 500 Composite Stock Price (“S&P 500”) Index, gained 5.9% including dividends in the six months through November 30, at which point it was trading at a price-to-earnings level of just over 16 times earnings for the current fiscal year. Investors warily watched interest rates as they ultimately rose at the long end as well as the short. Falling mortgage interest rates have encouraged refinancing on a massive scale and the funds raised have tended not to stay long in the wallets of American consumers, keeping expansion strong. Still, after an indecisive June, stocks benefited from July’s positive economic data, especially robust second quarter company earnings figures. The S&P 500 reached its highest level so far in 2005, a four-year high on August 3, but then fell back. Little headway was made after Hurricanes Katrina and Rita. High prices at the pump were already here and an expensive winter for heating fuel was expected. Continual and pervasive reports of sharply rising prices persisted through October, and with consumer confidence slumping, stocks pulled back. However, an evidently swift recovery from Hurricanes Katrina and Rita cheered investors and stock prices powered ahead through November 25, to another four-year high, as oil prices fell back below $60 per barrel, inflation moderated, corporate profits remained buoyant and gross domestic product (“GDP”) growth, at 4.1% per annum, was the envy of the developed world.

Internationally, Japan equities soared 22.7%, based on the MSCI Japan® Index in dollars plus net dividends, for the six months ended November 30, 2005. The index actually rose a remarkable 36.2% in yen to a five-year peak. The market did little until August, but thereafter a new sense of optimism took hold, based on an encouraging improvement in domestic demand suggesting a return to a balanced economy after years of export dependency. Corporations and the banks have repaired their balance sheets at last. Rising wages are supporting domestic demand and an end to deflation seems to be at hand. The main reservation is that local investors still seem unconvinced. European ex UK markets added 9.0% in the six months ended November according to the MSCI Europe ex UK® Index including net dividends, 14.5% in local currencies to the best levels in four years. Such bullish performance belied low domestic demand, high unemployment, restrictive employment practices and periodic political deadlock, disappointing reformers. A smattering of more hopeful economic data and an upsurge of

2

MARKET PERSPECTIVE: SIX MONTHS ENDED NOVEMBER 30, 2005

merger and acquisition activity however, raised spirits in markets that are not particularly expensive. Unemployment seems finally to be edging down in the Eurozone, while GDP growth in the third quarter 2005 was a much more encouraging 0.6% over the second quarter 2005. The UK market gained 5.0% in dollars in the six months ended November 30, based on the MSCI UK® Index including net dividends, concealing a more impressive 10.6% increase in pounds, allowing the market to scale four-year heights. As in the rest of Europe, equities were supported by their relative cheapness and by merger and acquisition activity in the face of mostly miserable economic reports and even terrorist attacks. Manufacturing is in decline and GDP growth set to fall in 2005 to about 1.5%, the weakest since 1992. Nonetheless, company earnings held up and investors supported a market that paid over 3% in dividends.

(1)  The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)  The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3)  The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(4)  The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(5)  The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(6)  The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of the Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

ING CONVERTIBLE FUND	PORTFOLIO MANAGERS’ REPORT

Investment Types

as of November 30, 2005

(as a percent of net assets)

Portfolio holdings are subject to change daily.

The ING Convertible Fund (the “Fund”) seeks maximum total return, consisting of capital appreciation and current income. Under normal conditions, the Fund invests at least 80% of its assets in convertible securities. The Fund is managed by Anuradha Sahai, ING Investment Management Co. — the Sub-Adviser.

Performance: For the six months ended November 30, 2005, the Fund’s Class Q shares provided a total return of 7.49% compared to the Merrill Lynch All Convertibles Excluding Mandatory All Qualities (“ML Convertible”) Index which returned 5.40% for the same period.

Portfolio Specifics: The Fund was positioned to take a more neutral approach with most of its weighting in total return convertibles with neither a pure bond-like tilt nor a pure equity tilt. With the comeback in the convertible market, especially in the earlier half of the period, these convertibles regained a lot of the premium lost earlier in the year. As a result, the Fund outperformed the index.

As one can observe from NASDAQ returns (8.39%), technology was a big driver of returns during the six months ended November 30, 2005. The Fund positioning in the sector as well as security selection contributed to over double the returns within the sector versus the benchmark. The Fund also significantly outperformed in the financials, utilities and consumer discretionary sectors. In financials, sub-sector positioning towards the insurance industry and security selection aided outperformance. In the utilities sector, security selection and lack of owning a name moving towards bankruptcy drove most of the outperformance. In the consumer discretionary sector, the significant underweighting of the auto industry as well as positioning in mass merchandising retail contributed positively. The biggest driver of returns in the index was healthcare, where the Fund underperformed somewhat due to its underweighting the pharmaceuticals industry, which witnessed excellent returns during the period. Results were hurt somewhat due to our defensive positioning in telecommunications and high energy prices, which negatively affected our holdings in the transportation sector.

Current Strategy and Outlook: U.S. economic indicators continue to improve, but we believe that equity market valuations will improve more modestly going forward. A weak dollar, combined with relatively high oil prices, could still act as a damper to economic growth going forward.

Going into 2006, economic growth projections, as well corporate profitability projections, are being tempered. With this increased uncertainty, we believe we may witness increased levels of underlying equity volatility, which should be positive for the convertible market by enhancing option value. This will probably be somewhat offset by credit spread widening, which would affect to a lesser degree the bond floors of convertible securities. As a result, the Fund still maintains a neutral approach with heavier weightings in balanced total return convertibles.

In these volatile times, we believe convertible securities are attractive relative to comparable asset classes due to their bond floor downside protection while providing equity-like upside participation. Despite the fear of higher rates, strong balance sheets and low default risk should keep bond floors from dropping much. We continue to look for companies across the spectrum that will benefit from a modestly improving economy as we expect the market will reward companies that typically profit in the recovery part of the cycle. A bottom up approach that relies on fundamental analysis and careful security selection within our broader top down sector positioning strategy continues to be the foundation for our investment decisions.

Top Ten Holdings*
as of November 30, 2005
(as a percent of net assets)

Chesapeake Energy Corp.	3.1%

SPDR Trust Series 1	3.0%

Reinsurance Group of America	2.8%

EchoStar Communications Corp.,
5.750%, due 05/15/08	2.6%

Costco Wholesale Corp., 0.000%, due 08/19/17	2.3%

Citigroup Funding, Inc.	2.1%

Abgenix, Inc., 1.750%, due 12/15/11	2.0%

Travelers Property Casualty Corp.	2.0%

Advanced Medical Optics, Inc.,
2.500%, due 07/15/24	2.0%

Spacehab, Inc., 8.000%, due 10/15/07	2.0%

* Excludes short-term investments related to repurchase agreements and securities lending.

Portfolio holdings are subject to change daily.

4

PORTFOLIO MANAGERS’ REPORT	ING CONVERTIBLE FUND

Average Annual Total Returns for the Periods Ended November 30, 2005

	1 Year	5 Year	10 Year
Class Q	2.68%	3.45%	10.92%
Merrill Lynch Convertible Index(1)	1.14%	4.91%	8.79%

Based on a $10,000 initial investment, the table above illustrates the total return of ING Convertible Fund against the Index indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)     The Merrill Lynch Convertible Index is a market capitalization-weighted index including all non-mandatory domestic corporate convertible securities with at least an overall par of $50 million market value.

5

ING EQUITY AND BOND FUND	PORTFOLIO MANAGERS’ REPORT

Investment Types

as of November 30, 2005

(as a percent of total investments)

Portfolio holdings are subject to change daily.

The ING Equity and Bond Fund (the “Fund”) seeks a balance of long-term capital appreciation and current income. The equity portion of the Fund is managed by James A. Vail, CFA. The bond portion of the Fund is managed by James B. Kauffmann. Mary Ann Fernandez and Shiv Mehta are jointly responsible for establishing the overall asset allocation strategy for the Fund. All are with ING Investment Management Co. — the Sub-Adviser.

Performance: For the six months ended November 30, 2005, the Fund’s Class Q shares provided a total return of 3.42% compared to the Standard & Poor’s 500 Composite Stock Price (“S&P 500”) Index, the Lehman Brothers Aggregate Bond (“LBAB”) Index, and the Composite Index (60% S&P 500 Index/40% Lehman Brothers Aggregate Bond Index), which returned 5.88%, -0.48% and 3.34%, respectively, for the same period.

Portfolio Specifics: The Fund slightly underperformed its respective Indices due to expenses that the Fund bears. The performance of the Fund’s investments was in line with the Index. Sector allocation detracted modestly from results. Stock selection was strongest among consumer discretionary, energy and health care names. Some of the stocks that helped results most were electronics retailer Best Buy, investment bank Goldman Sachs and managed care provider Health Net, which all rose over the period. Stocks that hurt returns were home and building products maker American Standard, pharmaceutical firm Pfizer and semi-conductor maker Maxim Integrated Products. From a sector allocation perspective, results were mixed, with overweights to materials and health care hurting results, though not enough to offset the strong security selection.

The Fund benefited from a defensive posture on corporate debt and a duration, or interest-rate sensitivity, less than the LBAB Index. Careful security selection in all the major sectors of the bond market — corporate, mortgage, and asset-backed — allowed us to avoid most pitfalls and resulted in returns higher than the LBAB benchmark. Floating rate paper and hybrid mortgages fared better than other categories in a rising rate environment, which contributed positively to results. Except for a brief period around the timing of hurricane Katrina, the portfolio was positioned for increasing interest rates.

Current Strategy and Outlook: Recent economic data releases have been pointing to a fairly robust economy in the United States, though they are still distorted by the twin hurricanes, and consumer sentiment has risen with the recent decline in gasoline prices. The main risk to the economy now, in our view, is the possibility that a softening housing market will induce households to curtail their spending, and that the decline in demand will not be fully offset by a rise in net exports or business investment. Falling gasoline prices should reduce headline inflation in the near future and take some pressure off of core consumer price index (“CPI”) inflation. The risk of a cyclical upturn in inflation, however, still exists. The Federal Open Market Committee (“FOMC”) is likely to continue to raise interest rates, but where and when it stops will depend mainly on whether inflation remains under control. We believe bond yields will rise from current levels as the Federal Reserve continues to tighten the supply of credit and are, therefore, cautious on bonds. The equity market has gained momentum in recent weeks on the back of lower energy prices, and we now have a more constructive view of equities, especially large-capitalization stocks.

Top Ten Holdings*
as of November 30, 2005
(as a percent of net assets)

U.S Treasury Note, 4.250%, due 10/15/10	2.6%

Oracle Corp.	1.2%

Teva Pharmaceutical Industries Ltd. ADR	1.2%

Jabil Circuit, Inc.	1.2%

DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	1.1%

Banc of America Funding Corp., 4.400%, due 12/31/49	1.1%

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1.0%

FHLMC, 6.000%, due 01/15/29	1.0%

Cisco Systems, Inc.	1.0%

Wesco Intl., Inc.	0.9%

* Excludes short-term investments related to repurchase agreements

Portfolio holdings are subject to change daily.

6

PORTFOLIO MANAGERS’ REPORT	ING EQUITY AND BOND FUND

Average Annual Total Returns for the Periods Ended November 30, 2005

	1 Year	5 Year	10 Year
Class Q	4.53%	2.34%	7.09%
S&P 500 Composite Stock Price Index(1)	8.44%	0.64%	9.28%
Lehman Brothers Aggregate Bond Index(2)	2.40%	6.06%	6.21%
Composite Index (60% S&P 500 Index/40% Lehman Brothers Aggregate Bond Index)	6.09%	3.12%	8.39%

Based on a $10,000 initial investment, the table above illustrates the total return of ING Equity and Bond Fund against the Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)     The S&P 500 Composite Stock Price Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2)     The Lehman Brothers Aggregate Bond Index is a widely recognized index of publicly issued fixed rate U.S. government, investment grade mortgage-backed and corporate debt securities.

7

ING REAL ESTATE FUND	PORTFOLIO MANAGERS’ REPORT

Industry Allocation

as of November 30, 2005

(as a percent of net assets)

REIT - Real Estate Investment Trust

Portfolio holdings are subject to change daily.

The ING Real Estate Fund (the “Fund”) seeks total return consisting of long-term capital appreciation and current income. The Fund is co-managed by T. Ritson Ferguson, CFA, Chief Investment Officer and Sherry L. Rexroad and Joseph P. Smith, both Managing Directors, ING Clarion Real Estate Securities L.P. — the Sub-Adviser.

Performance: For the six months ended November 30, 2005, the Fund’s Class I shares provided a total return of 12.54% compared to the Morgan Stanley Capital International (“MSCI”) U.S. REIT® Index and the Dow Jones Wilshire (“DJW”) Real Estate Securities Index, which returned 10.85% and 12.06%, respectively, for the same period.

Portfolio Specifics: The Fund’s outperformance during the six months ended November 30, 2005 is due to a combination of good stock selection (approximately 75%) and good property sector allocation (about 25%). Stock selection was particularly favorable in the office sector, which was actually one of the weakest of the major sectors over all during the six-month period ended November 30, 2005. Strong contributions to relative performance resulted from an overweight in Arden Realty and an underweight in prominent benchmark component Equity office Properties Trust. To a lesser extent however, stock selection was unfavorable in the regional malls sector, where an overweight in the disappointing Mills Corp. and an underweight in another top benchmark component Simon Property Group detracted from performance.

Current Strategy and Outlook: Barring a dramatic reversal of fortunes in December, 2005 will mark another good year for real estate stocks. Already we have seen one or two Wall Street firms put out prognostications that REITs will have a tough go of it next year. With full humility (and acknowledgement that our crystal ball is badly clouded too), we would point out that many of these people were making the same predictions a year ago — or even two years ago. What we know is that real estate stocks are offering an average yield of 4.4% (versus a 4.5% yield on 10-year U.S. Treasury bonds) and are trading at an average multiple of 15.2 times next year’s earnings. Both of these metrics make REITs fairly expensive relative to history. On the other hand, we also “know” that REITs are trading at only a very slight premium (4%) to our estimate of Net Asset Value (i.e., the private market value of the company’s real estate). In early December 2005, we received yet another reminder that the public market is viewed as a source of attractively priced real estate, when California Public Employees’ Retirement System (“CalPERS”) and LaSalle Motel Properties announced an agreement to take an industrial REIT, CenterPoint Properties, private at a 9% premium to what was generally regarded even by bulls like us as a very expensive stock price. Specifically, CenterPoint is being acquired for $50 cash per share versus the consensus NAV estimate of about $32 per share (and our own “bullish” NAV appraisal of $35.50 per share). Until the appetite for private market real estate abates significantly, it is very difficult for us to build a bear market case for U.S. real estate companies.

We are overweight the more economically sensitive hotel and office property sectors. We have reduced our exposure to retail, but still favor the mall group within this property sector. We are underweight the shopping center and industrial sectors. REITs still offer an attractive source of high current income. Earnings growth is positive and accelerating. Given our outlook for continued economic growth and historically low interest rates, we look for continued good returns from an actively managed portfolio of real estate stocks.

Top Ten Holdings
as of November 30, 2005
(as a percent of net assets)

Simon Property Group, Inc.	6.8%

ProLogis	5.0%

Boston Properties, Inc.	4.2%

General Growth Properties, Inc.	4.2%

AvalonBay Communities, Inc.	4.2%

Vornado Realty Trust	4.0%

Arden Realty, Inc.	3.9%

Equity Residential	3.6%

Trizec Properties, Inc.	3.6%

Starwood Hotels & Resorts Worldwide, Inc.	3.5%

Portfolio holdings are subject to change daily.

8

PORTFOLIO MANAGERS’ REPORT	ING REAL ESTATE FUND

Average Annual Total Returns for the Periods Ended November 30, 2005

	1 Year	5 Year	Since Inception December 31, 1996
Class I	19.19%	19.69%	13.28%
MSCI U.S. REIT® Index(1)	17.74%	20.38%	12.31%
DJW Real Estate Securities Index(2)	19.87%	20.55%	13.03	%(3)

Based on a $1,000,000 initial investment, the table above illustrates the total return of ING Real Estate Fund against the Index indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)     The Morgan Stanley Capital International (MSCI) U.S. REIT® Index is a free float-adjusted market capitalization weighted index that is comprised of equity real estate investment trusts that are included in the MSCI U.S. Investable Market 2500 Index (with the exception of specialty REITs that do not generate a majority of their revenue and income from real estate rental and leasing obligations). The Index represents approximately 85% of the U.S. REIT market. The MSCI U.S. REIT® Index more closely tracks the type of securities in which the Fund invests than the DJW Real Estate Securities Index.

(2)     The Dow Jones Wilshire Real Estate Securities Index measures the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). The index is capitalization-weighted.

(3)     Since inception for the index is shown from January 1, 1997.

9

ING LARGECAP GROWTH FUND	PORTFOLIO MANAGERS’ REPORT

Industry Allocation

as of November 30, 2005

(as a percent of net assets)

Diversified Financial Services	13.4%

Pharmaceuticals	9.9%

Software	8.3%

Internet	8.0%

Computers	7.9%

Healthcare-Services	6.7%

Aerospace/Defense	5.8%

Miscellaneous Manufacturing	5.8%

Telecommunications	4.7%

Banks	4.4%

Healthcare-Products	4.3%

Biotechnology	4.2%

2%-3% Industries(1)	9.2%

<2% Industries(2)	8.2%

Other assets and liabilities, net*	(0.8)%

Total	100.0%

(1)  Includes four industries, which each represents 2%-3% of net assets.

(2)  Includes six industries, which each represents <2% of net assets.

*    Includes securities lending collateral.

Portfolio holdings are subject to change daily.

The ING LargeCap Growth Fund (the “Fund”) seeks long-term capital appreciation. The Fund is managed by Andrew J. Shilling, Senior Vice President, and John A. Boselli, Senior Vice President, Portfolio Managers, Wellington Management Company,
LLP — the Sub-Adviser.

Performance: For the six months ended November 30, 2005, the Fund’s Class Q shares provided a total return of 6.49% compared to the Russell 1000 Growth Index and the Russell 1000 Index, which returned 7.05% and 6.44%, respectively, for the same period.

Portfolio Specifics: Despite concerns about rising inflation and interest rates and stubbornly high oil prices, equity markets moved higher during the period. Growth-oriented stocks outpaced value-oriented stocks by 1.35%, measured by the Russell 1000 Growth Index (7.05%) versus the Russell 1000 Value Index (5.70%).

The Fund underperformed in this environment due to stock selection. Consumer Discretionary stocks provided the greatest headwinds during the six-month period ended November 30, 2005 largely due to positions in satellite radio provider XM Satellite, pet supplies retailer PETsMART, and post-secondary education company Apollo Group. XM Satellite fell on concerns about the rising costs of adding subscribers. PETsMART declined over the summer as other large retailers targeted pet supplies as a growth area. Apollo Group traded lower on a reduced revenue growth rate due to a larger percentage of lower-paying students. Technology stocks were another source of weakness during the same period due to positions in Dell and Research In Motion. Consumer finance company Countrywide Financial also lagged during the period ended November 30, 2005.

Top individual relative contributors included derivatives trading firm Chicago Mercantile, Internet search firm Google, oil field services company Halliburton, and exploration and production firm Petro-Canada. Chicago Mercantile benefited from rising volume and increases in the rates charged per contract traded, while Google rose on strong revenue and earnings growth driven by increased usage of its core search properties. Petro-Canada gained in concert with higher energy prices, and Halliburton benefited from increasing demand for services from energy companies. Since Fund positioning is driven by individual stock decisions, sector weightings may vary from those of the index as a result of these bottom-up stock picks. The Fund benefited from these over- and underweights during the period ended November 30, 2005, particularly from overweight positions in the energy and financial sectors.

Current Strategy and Outlook: Energy prices remain high and may provide an impetus for global inflation to rise. However, we expect that pricing pressures will fail to feed through to other inflation categories on a sustained basis given the determined anti-inflationary stance of the Federal Reserve Bank. We, therefore, look for a decelerating rate of increase in inflation over the course of 2006.

We continue to focus our efforts on picking stocks one-at-a-time based on detailed fundamental research. Recent transactions decreased our exposure to the consumer discretionary sector. Our retailing exposure is at its lowest level in some time as we believe high energy prices will continue to crimp retail sales. As a result of bottom-up investment decisions, the Fund ended the period of November 30, 2005 with its largest overweight to the financials sector and its largest underweight to consumer staples.

Top Ten Holdings
as of November 30, 2005
(as a percent of net assets)

Yahoo!, Inc.	5.0%

Countrywide Financial Corp.	4.5%

AstraZeneca PLC ADR	4.4%

Medtronic, Inc.	4.3%

UnitedHealth Group, Inc.	4.2%

Electronic Arts, Inc.	4.0%

QUALCOMM, Inc.	3.7%

Network Appliance, Inc.	3.6%

Amgen, Inc.	3.2%

General Electric Co.	3.2%

Portfolio holdings are subject to change daily.

10

PORTFOLIO MANAGERS’ REPORT	ING LARGECAP GROWTH FUND

Average Annual Total Returns for the Periods Ended November 30, 2005

	1 Year	5 Year	Since Inception of Class I January 8, 2002		Since Inception of Class Q July 21, 1997
Class I	8.24%	—	(0.85)%		—
Class Q	7.90%	(9.01)%	—		6.46%
Russell 1000 Growth Index(1)	9.73%	(4.14)%	1.26	%(3)	2.22	%(4)
Russell 1000 Index(2)	9.96%	1.29%	4.83	%(3)	5.35	%(4)

Based on a $10,000 initial investment, the table above illustrates the total return of ING LargeCap Growth Fund against the Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)     The Russell 1000 Growth Index is an index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

(2)     The Russell 1000 Index is an unmanaged, comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies.

(3)     Since inception performance for index is shown from January 1, 2002.

(4)     Since inception performance for index is shown from August 1, 1997.

11

ING MIDCAP OPPORTUNITIES FUND	PORTFOLIO MANAGERS’ REPORT

Industry Allocation
as of November 30, 2005

(as a percent of net assets)

Semiconductors	9.3%

Healthcare-Products	8.0%

Pharmaceuticals	7.3%

Retail	6.1%

Oil and Gas Services	5.8%

Healthcare-Services	5.2%

Lodging	4.2%

Miscellaneous Manufacturing	4.2%

Telecommunications	4.0%

Oil and Gas	4.0%

Software	3.9%

Apparel	3.8%

2%-4% Industries(1)	20.1%

<2% Industries(2)	14.7%

Other assets and liabilities, net*	(0.6)%

Total	100.0%

(1)  Includes seven industries, which each represents 2%-4% of net assets.

(2)  Includes eleven industries, which each represents <2% of net assets.

*    Includes securities lending collateral.

Portfolio holdings are subject to change daily.

The ING MidCap Opportunities Fund (the “Fund”) seeks long-term capital appreciation. The Fund is managed by a team of investment professionals led by Richard Welsh, CFA and Jeff Bianchi, CFA, ING Investment Management Co. — the Sub-Adviser.

Performance: For the six months ended November 30, 2005, the Fund’s Class I shares provided a total return of 10.11% compared to the Russell MidCap Growth Index and the Russell MidCap Index, which returned 11.05% and 10.18%, respectively, for the same period.

Portfolio Specifics: The Fund underperformed its benchmark, the Russell MidCap Growth Index, during the six months ended November 30, 2005. On the positive side, overall sector selection and stock selection within energy and health care helped relative returns. Energy was the best performing sector in the index by a wide margin due to strengthening energy prices. Oil and natural gas prices soared due to damages from Hurricanes Katrina and Rita and above average demand. The Fund was positioned well for this upward move with overweight positions primarily in coal (Peabody Energy) and natural gas (Chesapeake Energy). Within the health care sector, performance was driven by Hologic, Inc., a medical device company that benefited from a strong upgrade cycle of digital mammography machines. Earnings expectations for Hologic have risen 41% over the past four months due in part to a “New England Journal of Medicine” article that suggests digital mammography is superior to analog in detecting cancer.

Offsetting these strong performers were some disappointing stocks in the technology and materials sectors. Within technology, our position in Avid Technology performed poorly after the company reported lower than expected earnings and provided a muted outlook for future business trends. In addition, CACI International, a government communications/IT services company, underperformed the market after reporting weak contract awards and backlog growth. Throughout the six months ended November 30, 2005, we added positions in the technology sector, primarily in the semiconductor industry. These stocks performed well, which helped performance particularly in the six-month period ended November 30, 2005 when the sector performed strongly. Additionally, Owens Illinois, which is in the materials sector, was one of our worst performers after it experienced negative earnings due to the spike in natural gas. In the second half of the reporting period, we sold our position as we believed the negative earnings leverage associated with natural gas prices would outweigh the positive effects of a recent acquisition they had made.

Current Strategy and Outlook: The recent Hurricanes Katrina and Rita could have a modest impact on earnings growth in the next couple of quarters. Higher energy prices and the potential for unanticipated increases in inflation could have an ongoing effect on consumer and business confidence. If higher prices and lower confidence reduce demand, then consensus earnings expectations over the next 12 months could be at risk. This risk has muted our expectations for earnings growth next year. As a consequence, we believe that growth stocks with strong fundamentals should perform well, as they historically do during decelerating growth environments. We believe that our bottom-up process of investing in companies with positive business momentum will continue to benefit our clients.

Top Ten Holdings*
as of November 30, 2005
(as a percent of net assets)

Hologic, Inc.	2.6%

Broadcom Corp.	2.5%

Rockwell Automation, Inc.	2.2%

Gen-Probe, Inc.	2.2%

Micros Systems, Inc.	2.1%

Community Health Systems, Inc.	2.0%

BorgWarner, Inc.	2.0%

Jabil Circuit, Inc.	2.0%

Peabody Energy Corp.	1.9%

Harrah’s Entertainment, Inc.	1.8%

* Excludes short-term investments related to securities lending.

Portfolio holdings are subject to change daily.

12

PORTFOLIO MANAGERS’ REPORT	ING MIDCAP OPPORTUNITIES FUND

Average Annual Total Returns for the Periods Ended November 30, 2005

	1 Year	5 Year	Since Inception of Class I August 20, 1998		Since Inception of Class Q April 4, 2000
Class I	13.34%	(3.63)%	10.10%		—
Class Q	13.06%	(3.86)%	—		(5.85)%
Russell MidCap Growth Index(1)	16.20%	2.20%	9.45	%(3)	(4.47	)%(4)
Russell MidCap Index(2)	16.25%	9.83%	12.81	%(3)	6.91	%(4)

Based on a $1,000,000 initial investment, the table above illustrates the total return of ING MidCap Opportunities Fund against the Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)     The Russell MidCap Growth Index consists of those companies included in the Russell MidCap Index with relatively higher price-to-book ratios and higher forecasted growth values with greater than average growth orientation.

(2)     The Russell MidCap Index measures the performance of the 800 smallest companies in the Russell 1000 Index.

(3)     Since inception performance for index is shown from September 1, 1998.

(4)     Since inception performance for index is shown from April 1, 2000.

13

ING SMALLCAP OPPORTUNITIES FUND	PORTFOLIO MANAGERS’ REPORT

Industry Allocation

as of November 30, 2005
(as a percent of net assets)

(1)  Includes six industries, which each represents 2% - 3% of net assets.

(2)  Includes twenty industries, which each represents < 2% of net assets.

*    Includes securities lending collateral.

Portfolio holdings are subject to change daily.

At a meeting held on July 21, 2005, The Board of Trustees (the “Board”) of ING SmallCap Opportunities Fund (the “Fund”) approved the reorganization (the “Reorganization”) of the Fund with and into ING Small Company Fund, subject to approval by the Fund’s shareholders. As a result of the inability to obtain a sufficient number of votes to consider the Reorganization at a Special Meeting of shareholders, the Board has decided not to proceed with the Fund’s Reorganization. The Fund will continue to be managed in accordance with its current investment objective and principal investment strategies.

The ING SmallCap Opportunities Fund (the “Fund”) seeks capital appreciation. The Fund is managed by Steve Salopek, Portfolio Manager, ING Investment Management Co. — the Sub-Adviser.

Performance: For the six months ended November 30, 2005, the Fund’s Class I shares provided a total return of 13.06% compared to the Russell 2000 Growth Index and the Russell 2000 Index, which returned 11.68% and 10.47%, respectively, for the same period.

Portfolio Specifics: The Fund outperformed its Russell 2000 Growth Index benchmark during the past six months due primarily to strong stock selection. Favorable stock selection within industrials, coupled with a modest underweight, was the largest contributor to results for the six months ended November 30, 2005. Within this sector, our overweights in air freight and logistics, trading companies and distributors, and aerospace and defense companies served the Fund well. Forward Air, Mobile Mini, and Middleby all turned in strong results for the period. Stock selection within health care also contributed significantly to results. The industries within health care that added to performance were health care equipment, services, supplies and pharmaceuticals. Kyphon, Intuitive Surgical, and HealthExtras were the largest contributors within the sector on an individual security basis.

Favorable stock selection within energy added to performance as well. Southwestern Energy and Unit were the largest contributors within this sector. Stock selection within financials was also positive, while our underweight in the sector was neutral. ProAssurance and Hilb Rogal & Hobbs added to results. Our overweight in consumer discretionary, coupled with our underweight in materials, negatively impacted performance. Avid Technology, Applebee’s, and Sonic detracted most from results over the period. We sold Avid Technology and Applebee’s and decreased our position in Sonic. We are, however, maintaining a position in Sonic, as we believe that the company is attractively valued and that there will be strong unit growth in the fast food segment of the restaurant market going forward.

Current Strategy and Outlook: The U.S. economy remains strong and continues to grow vigorously in nearly all sectors. Corporate balance sheets are in their best condition in a generation, and corporate profits continue to fuel increases in M&A transactions, stock buybacks and dividend increases. With the arrival of a new U.S. Federal Reserve Chairman, we expect to see the end of rate increases in the coming months, provided inflation and energy prices remain stable.

We believe the Fund is positioned well across sectors, with overweights in technology, industrials and energy companies. We believe that our overweight in technology will continue to benefit the Fund going forward, as we invest in companies that we think will grow at an accelerated rate in 2006 as a result of strong new product cycles. Our energy holdings are concentrated in the oil and gas drilling and oil and gas equipment and services groups and are companies whose profitability we expect to remain vibrant even if the price of oil and natural gas declines. Financials and consumer discretionary represent the two largest sector underweights. Until there is evidence that the flat yield curve is likely to steepen, we will likely remain modestly underweighted in financials. Our emphasis in the financial sector is likely to continue to be on non-bank financials (insurance and asset managers) as many small cap banks, despite the difficulties imposed by a flat yield curve, are trading at significant premiums to book value as a result of an expected consolidation. We are also likely to remain underweighted in heavily consumer spending driven sectors such as retail and consumer durables as the already extended consumer is facing the headwinds of higher interest rates and energy prices.

Top Ten Holdings*
as of November 30, 2005
(as a percent of net assets)

Ishares Russell 2000 Growth Index Fund	2.2%

Unit Corp.	1.8%

ValueClick, Inc.	1.6%

Pacific Sunwear of California, Inc.	1.6%

Forward Air Corp.	1.6%

Pediatrix Medical Group, Inc.	1.5%

Mobile Mini, Inc.	1.4%

Micros Systems, Inc.	1.4%

Kyphon, Inc.	1.4%

Carter’s, Inc.	1.3%

* Excludes short-term investments related to repurchase agreements and securities lending.

Portfolio holdings are subject to change daily.

14

PORTFOLIO MANAGERS’ REPORT	ING SMALLCAP OPPORTUNITIES FUND

Average Annual Total Returns for the Periods Ended November 30, 2005

	1 Year	5 Year	Since Inception of Class I April 1, 1999	Since Inception of Class Q April 4, 2000
Class I	13.66%	(7.98)%	3.99%	—
Class Q	13.38%	(8.16)%	—	(9.82)%
Russell 2000 Growth Index(1)	8.06%	3.54%	3.60%	(3.95	)%(3)
Russell 2000 Index(2)	8.14%	10.12%	9.71%	5.45	%(3)

Based on a $1,000,000 initial investment, the table above illustrates the total return of ING SmallCap Opportunities Fund against the Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)     The Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

(2)     The Russell 2000 Index consists of the smallest 2,000 companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.

(3)     Since inception performance for index is shown from April 1, 2000.

15

ING LARGECAP VALUE FUND	PORTFOLIO MANAGERS’ REPORT

Industry Allocation

as of November 30, 2005

(as a percent of net assets)

*       Includes securities lending collateral.

(1)    Includes two industries, which each represents < 2% of net assets.

Portfolio holdings are subject to change daily.

The ING LargeCap Value Fund (the “Fund”) seeks long-term capital appreciation by investing primarily in equity securities of large capitalization U.S. companies. The Fund is managed by Glenn R. Carlson, CFA, Chief Executive Officer, Brent V. Woods, CFA, Managing Director, William Pickering, CFA, Director, Amelia Maccoun Morris, CFA, Director, and Douglas C. Edman, CFA, Director, Brandes Investment Partners, L.P. — the Sub-Adviser.

Performance: For the six months ended November 30, 2005, the Fund’s Class I shares provided a total return of –0.29% compared to the Russell 1000 Value Index and the Russell 1000 Index, which returned 5.70% and 6.44%, respectively, for the same period.

Portfolio Specifics: Amid surging energy prices and the most costly natural disaster in U.S. history, U.S. economic output continued to show momentum. The Commerce Department reported that gross domestic product grew at an annualized 4.3% in the third quarter of 2005.

The U.S. Federal Reserve (“Fed”) raised interest rates several times during the period to 4.25%, the highest rate since 2001. The Fed noted that these increase have been aimed at tempering rising inflationary pressures.

Median home prices continued to climb for the six-month period ended November 30, 2005; however, existing home sales slipped toward the end of the period, possibly signaling a cooling trend to the housing market.

In this environment, U.S. stocks tended to register gains. The Dow Jones Industrial Average advanced 4.52%, while the S&P 500 Composite Stock Price Index rose 3.88%.

For the Fund, holdings in the auto components, automobiles, and pharmaceuticals industries tended to decline. Positions such as Delphi, General Motors, and Pfizer were the most significant detractors to performance.

Overall, stock selection within these industries was the main reason for the underperformance.

During the six months ended November 30, 2005, holdings in the food & staples retailing and computers & peripherals industries tended to register gains. On a stock-by-stock basis, Hewlett-Packard and Kroger were the top performers within these industries. Micron Technology, Loews, and Albertson’s also made positive contributions to the Fund’s performance.

Current Strategy and Outlook: During the six months ended November 30, 2005, we sold several positions as their market prices advanced toward our estimate of their fair values. We used the proceeds to purchase shares of new holdings at prices that we consider attractive.

As a result of buying and selling, as well as changes in the prices of holdings, many of the Fund’s industry exposures shifted. For example, exposure to the leisure equipment & products and pharmaceuticals industries increased, while exposure to the insurance industry declined. The Fund retains its greatest exposure to the pharmaceuticals industry.

Keep in mind that industry exposures are the direct result of purchase and sell decisions made on a bottom-up, company-by-company basis. While we continue to monitor short-term events in U.S. equity markets, our investment philosophy focuses on company-by-company analysis. We take a long-term perspective and believe that none or very little of the short-term “market news” provides useful information to investors. Instead, we remain focused on purchasing large-cap stocks at discounts to what we believe are their intrinsic values and holding them until the broader market recognizes their true worth. We believe that this approach will provide patient investors with favorable returns over the long term.

Top Ten Holdings
as of November 30, 2005
(as a percent of net assets)

Bellsouth Corp.	4.8%

AT&T, Inc.	4.5%

Merck & Co., Inc.	4.5%

Eastman Kodak Co.	4.3%

Safeway, Inc.	4.2%

Bristol-Myers Squibb Co.	4.0%

Verizon Communications, Inc.	4.0%

Ford Motor Co.	3.9%

Pfizer, Inc.	3.8%

Albertson’s, Inc.	3.8%

Portfolio holdings are subject to change daily.

16

PORTFOLIO MANAGERS’ REPORT	ING LARGECAP VALUE FUND

Average Annual Total Returns for the Periods Ended November 30, 2005

	1 Year	Since Inception of Class I August 2, 2004
Class I	0.38%	5.09%
Russell 1000 Value Index(1)	9.96%	15.34	%(3)
Russell 1000 Index(2)	9.96%	13.62	%(3)

Based on a $1,000,000 initial investment, the table above illustrates the total return of ING LargeCap Value Fund against the Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

Performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)         The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 securities with lower price-to-book ratios and lower forecasted growth values.

(2)         The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

(3)         Since inception performance for the index is shown from August 1, 2004.

17

ING MAGNACAP FUND	PORTFOLIO MANAGERS’ REPORT

Industry Allocation
as of November 30, 2005

(as a percent of net assets)

Diversified Financial Services	15.5%

Oil and Gas	10.3%

Banks	10.0%

Insurance	8.1%

Oil and Gas Services	4.6%

Chemicals	4.3%

Pharmaceuticals	3.8%

Media	3.1%

Repurchase Agreement	2.5%

Agriculture	2.5%

Lodging	2.2%

Retail	2.0%

Miscellaneous Manufacturing	2.0%

<2% Industries(1)	29.2%

Other assets and liabilities, net*	(0.1)%

Total	100.0%

(1)    Includes twenty-five industries, which each represents <2% of net assets.

*       Includes securities lending collateral.

Portfolio holdings are subject to change daily.

The ING MagnaCap Fund (the “Fund”) seeks growth of capital, with dividend income as a secondary consideration. The Fund is managed by Scott Lewis, Senior Portfolio Manager, ING Investment Management Co. — the Sub-Adviser.

Performance: For the six months ended November 30, 2005, the Fund’s Class I shares provided a total return of 8.82% compared to the Russell 1000 Value Index and the Standard & Poor’s 500 Composite Stock Price Index, which returned 5.70% and 5.88%, respectively, for the same period.

Portfolio Specifics: The Fund significantly outperformed the index and added value in six out of ten GICS sectors in the trailing six-month period. Most prominently, effective stock selection within the vigorously performing energy sector, coupled with a modest overweight to this key area, drove relative returns. Companies such as Halliburton, Peabody Energy, Plains Exploration & Production and BJ Services were all held for the entirety of the period and made substantial contributions to the Fund’s overall performance. Within this broad and dynamic sector, our overweights to exploration and production and oil services companies served the Fund well, as these businesses benefited from the capital spending pickup that took place as producers and refiners stretched to meet global demand. Even as oil prices recede from $60 - $70 levels, many of these companies will have already locked in earnings streams through long-term contracts with their clients, and we retain positions in most with a high degree of conviction.

The other key area of outperformance was found in the consumer discretionary sector, where companies such as McDonald’s and Best Buy helped drive results. These are two examples of well-run consumer companies that traded at reasonable multiples considering their franchise value, in the case of McDonald’s, and their superior operating model, in the case of Best Buy. We sold the Best Buy position in the third quarter of 2005 as its valuation caught up to its earnings power, and consumer sentiment began to slacken moving into the fall 2005.

Information technology and financials were two broad sectors in which the Fund’s holdings detracted from performance. Flextronics International, a large contract manufacturer of electronics and circuit boards, hurt performance over the period. The company had suffered from some execution problems, and lost market share to the number one competitor in the space sector, Jabil Circuit. We nevertheless believe that the company’s strong competitive position, coupled with its new management team, will enable it to thrive once again and have decided to hold on to the stock. Within financials, Countrywide Financial and Freddie Mac, two massive mortgage originators in the residential housing market, underperformed due to concerns of an incipient slowdown in the U.S. housing market. We continue to hold these stocks due to their strong business models and their leverage to a healthy, albeit no longer roaring, housing market.

Current Strategy and Outlook: The U.S. economy remains strong and continues to grow vigorously in nearly all sectors. Corporate balance sheets are in their best condition in a generation, and corporate profits continue to fuel increases in M&A transactions, stock buybacks and dividend increases. With Bernanke as the new Fed Chairman, we are expecting to see the end of rate increases in the coming months, provided inflation and energy prices remain benign.

The Fund is positioned well across sectors, with small overweights in energy, consumer and materials companies. Financials and utilities represent the two largest sector underweights. We do not see much value in utilities trading at historically high multiples in a commoditized and still highly regulated industry. Our energy holdings are concentrated in the exploration and production and oil services industry groups and are companies whose profitability we expect to remain vibrant even if the price of oil and natural gas continues to drop from inflated levels.

Top Ten Holdings
as of November 30, 2005
(as a percent of net assets)

Bank of America Corp.	4.3%

Wells Fargo & Co.	3.6%

Exxon Mobil Corp.	3.5%

Pfizer, Inc.	3.1%

Citigroup, Inc.	2.7%

J.P. Morgan Chase & Co.	2.5%

Altria Group, Inc.	2.5%

Countrywide Financial Corp.	2.3%

MetLife, Inc.	2.3%

General Electric Co.	2.0%

Portfolio holdings are subject to change daily.

18

PORTFOLIO MANAGERS’ REPORT	ING MAGNACAP FUND

Average Annual Total Returns for the Periods Ended November 30, 2005

	1 Year	Since Inception of Class I March 4, 2003
Class I	8.32%	19.16%
Russell 1000 Value Index(1)	9.96%	21.20	%(3)
S&P 500(2)	8.44%	17.55	%(3)

Based on a $1,000,000 initial investment, the table above illustrates the total return of ING MagnaCap Fund against the Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)         The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 securities with lower price-to-book ratios and lower forecasted growth values.

(2)         The Standard & Poor’s 500 Composite Stock Price (“S&P 500”) Index is an unmanaged index that measures the performance of securities of approximately 500 larger capitalization companies whose securities are traded on major U.S. stock markets.

(3)         Since inception performance for index is shown from March 1, 2003.

19

ING MIDCAP VALUE FUND	PORTFOLIO MANAGERS’ REPORT

Industry Allocation

as of November 30, 2005

(as a percent of net assets)

(1)    Includes three industries, which each represents 2% - 3% of net assets.

(2)    Includes four industries, which each represents < 2% of net assets.

*       Includes securities lending collateral.

Portfolio holdings are subject to change daily.

The ING MidCap Value Fund (the “Fund”) seeks long-term capital appreciation by investing primarily in equity securities of mid-sized U.S. companies. The Fund is managed by Charles H. Brandes, CFA, Chairman, Barbara Kyrillos, Senior Analyst, Kenneth Little, CFA, Director, R. Erickson Cox, CFA, Senior Analyst, and Ted Kim, CFA, Senior Analyst, Brandes Investment Partners, L.P. — the Sub-Adviser.

Performance: For the six months ended November 30, 2005, the Fund’s Class I shares provided a total return of 0.36% compared to the Russell MidCap Value Index and the Russell MidCap Index, which returned 9.19% and 10.18%, respectively, for the same period.

Portfolio Specifics: Amid surging energy prices and the most costly natural disaster in U.S. history, U.S. economic output continued to show momentum. The Commerce Department reported that gross domestic product grew at an annualized 4.3% in the third quarter of 2005.

The U.S. Federal Reserve (“Fed”) raised interest rates several times during the period to 4.25%, the highest rate since 2001. The Fed noted that these increase have been aimed at tempering rising inflationary pressures.

Median home prices continued to climb for the six-month period ended November 30, 2005; however, existing home sales slipped toward the end of the period, possibly signaling a cooling trend to the housing market.

In this environment, U.S. stocks tended to register gains. The Dow Jones Industrial Average advanced 4.52%, while the S&P 500 Composite Stock Price Index rose 3.88%.

For the Fund, gains for positions in industries such as textiles, apparel & luxury goods and insurance made the most substantial contributions to returns. Top performers in these industries included Tommy Hilfiger and Phoenix Companies. Other top holdings included Goodyear Tire & Rubber, Maytag, and Covergys.

Conversely, positions in the auto components and health care providers & services industries tended to detract from returns. Holdings including Delphi, Tenet Healthcare, and Dana Corporation posted losses.

Overall, stock selection in these industries, and in the electronic equipment & instruments industry (technology sector), was the main reason for the underperformance.

Current Strategy and Outlook: During the six-month period ended November 30, 2005, we sold several positions as their market prices advanced toward our estimate of their fair values. We used the proceeds to purchase shares of new holdings at prices that we consider attractive.

Stock-specific purchases and sales, as well as changes in the prices of holdings, shifted the portfolios’ industry exposures modestly during the period. For example, exposure to the chemicals and electronic equipment & instruments industries rose as a result of appreciation and select purchases. Price declines and the sale of select holdings within the oil, gas, & consumable fuels, airlines and diversified consumer services industries tended to reduce exposure in these areas. The Fund retains its greatest exposure to the auto components industry.

Keep in mind that industry exposures are the direct result of purchase and sell decisions made on a bottom-up, company-by-company basis. While we continue to monitor short-term events in U.S. equity markets, our investment philosophy focuses on company-by-company analysis. We take a long-term perspective and believe that none or very little of the short-term “market news” provides useful information to investors. Instead, we remain focused on purchasing mid-cap stocks at discounts to what we believe are their intrinsic values and holding them until the broader market recognizes their true worth. We believe that this approach will provide patient investors with favorable returns over the long term.

Top Ten Holdings*
as of November 30, 2005
(as a percent of net assets)

Unisys Corp.	4.7%

Agere Systems, Inc.	4.7%

3Com Corp.	4.4%

Goodyear Tire & Rubber Co.	4.4%

IKON Office Solutions, Inc.	4.4%

Solectron Corp.	3.8%

Safeway, Inc.	3.7%

Tenet Healthcare Corp.	3.6%

Maytag Corp.	3.5%

Sanmina-SCI Corp.	3.4%

* Excludes short-term investments related to securities lending.

Portfolio holdings are subject to change daily.

20

PORTFOLIO MANAGERS’ REPORT	ING MIDCAP VALUE FUND

Average Annual Total Returns for the Periods Ended November 30, 2005

	1 Year	Since Inception of Class I March 4, 2002		Since Inception of Class Q April 17, 2002
Class I	(2.01)%	5.36%		—
Class Q	(2.30)%	—		4.18%
Russell MidCap Value Index(1)	15.89%	14.79	%(3)	13.95	%(4)
Russell MidCap Index(2)	16.25%	13.35	%(3)	12.79	%(4)

Based on a $1,000,000 initial investment, the table above illustrates the total return of ING MidCap Value Fund against the Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)         The Russell MidCap Value Index is an unmanaged index that measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values.

(2)         The Russell MidCap Index measures the performance of the 800 smallest companies in the Russell 1000 Index.

(3)         Since inception performance for index is shown from March 1, 2002.

(4)         Since inception performance for the index is shown from May 1, 2002.

21

ING MIDCAP VALUE CHOICE FUND	PORTFOLIO MANAGERS’ REPORT

Industry Allocation

as of November 30, 2005
(as a percent of total investments)

(1)    Includes fourteen industries, which each represents < 2% of total investments.

Portfolio holdings are subject to change daily.

The ING MidCap Value Choice Fund (the “Fund”) seeks long-term capital appreciation. The Fund is managed by David B. Iben, CFA, Managing Director/Portfolio Manager, NWQ Investment Management Company, LLC — the Sub-Adviser.

Performance: For the period from September 16, 2005(1) to November 30, 2005, the Fund’s Class I shares provided a total return of 3.49% compared to the Russell MidCap Value Index and the Russell MidCap Index, which returned 1.72% and 2.64%, respectively, for the same period.

Portfolio Specifics: Since May 31, 2005, performance of the Fund has been positive and has outperformed its benchmark, the Russell MidCap Value Index. Strong gains in the materials and processing sector combined with an overweight position in the sector were the major contributors to positive performance. Our gold mining holdings, such as Lihir Gold, Bema Gold, Placer Dome and AngloGold Ashanti Ltd., performed particularly well as they benefited from the 17% increase in the price of gold during the period. Energy sector holdings, including Nexen and Technip, also registered strong positive returns, which were driven by increased worldwide demand for fuel and higher oil prices. Union Pacific and CP Ships, two of our transportation sector holdings, reached new multi-year highs as worldwide demand for transportation services continued to increase. Producer durable sector holdings, Shaw Group and Trinity Industries, also recorded positive gains. Modest gains from our investments in the utilities sector, including EDP Energias De Portugal and Korea Electric Power, also contributed to performance. Consumer staples sector holdings had mixed performance results. Premium Standard Farms, Kroger, Albertsons, and Rite Aid had positive returns, whereas Sara Lee, Tyson Foods, and Del Monte Foods declined during the period. Also detracting from performance were several holdings in the technology sector, including Maxtor Corp., Kyocera Corp. and Authentidate Holding. Paper industry holdings Domtar and Wausau-Mosinee Paper also declined, as industry fundamentals continued to deteriorate.

Current Strategy and Outlook: We continue to find value opportunity in the materials and processing sector, particularly in gold mining, and are increasingly interested in agricultural companies and paper manufacturers. We believe that these companies stand to benefit from favorable worldwide supply/demand fundamentals, many stocks sell at discounts to their liquidation values (even using distressed commodity price assumptions), and that this sector will continue to generate returns in the long run. We are also finding value opportunities in the international arena and have invested in a wide range of ADRs. Convertible bond investments have also become more attractive, particularly in the technology sector. Finding value opportunities in the finance and healthcare sectors remain challenging, especially in the mid-cap range in which we operate, and thus we remain underweight in these sectors.

Top Ten Holdings
as of November 30, 2005
(as a percent of net assets)

FNMA, 3.700%, due 12/01/05	10.7%

AGCO Corp.	3.8%

Tyson Foods, Inc.	3.3%

Lihir Gold Ltd. ADR	3.2%

GrafTech Intl. Ltd., 1.625%, due 01/15/24	3.0%

Union Pacific Corp.	3.0%

Maxtor Corp.	2.9%

Bema Gold Corp.	2.8%

Barrick Gold Corp.	2.7%

AngloGold Ashanti Ltd. ADR	2.4%

Portfolio holdings are subject to change daily.

(1)  Commencement of operations for Class I

22

PORTFOLIO MANAGERS’ REPORT	ING MIDCAP VALUE CHOICE FUND

Cumulative Total Returns for the Period Ended November 30, 2005

	Since Inception of Class I September 16, 2005
Class I	3.49%
Russell MidCap Value Index(1)	1.72	%(3)
Russell MidCap Index(2)	2.64	%(3)

Based on a $10,000 initial investment, the table above illustrates the total return of ING MidCap Value Choice Fund against the Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)         The Russell MidCap Value Index is an unmanaged index that measures the performance of Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values.

(2)         The Russell MidCap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 26% of the total market capitalization of the Russell 1000 Index.

(3)         Since inception performance for index is shown from September 1, 2005.

23

ING SMALLCAP VALUE FUND	PORTFOLIO MANAGERS’ REPORT

Industry Allocation

as of November 30, 2005

(as a percent of net assets)

Auto Parts and Equipment	19.0%

Telecommunications	13.5%

Insurance	10.9%

Home Furnishings	7.0%

Chemicals	6.5%

Food	6.4%

Computers	4.8%

Semiconductors	4.3%

Electronics	4.2%

Home Builders	3.7%

Retail	2.6%

Machinery-Diversified	2.6%

2%-4% Industries(1)	4.1%

<2% Industries(2)	12.4%

Other assets and liabilities, net*	(2.0)%

Total	100.0%

(1)    Includes two industries, which each represents 2%-4% of net assets.

(2) Includes nine industries, which each represents <2% of net assets.

*       Includes securities lending collateral.

Portfolio holdings are subject to change daily.

The ING SmallCap Value Fund (the “Fund”) seeks long-term capital appreciation. The Fund is managed by William Pickering, CFA, Director, Robert J. Gallagher, CFA, Director, Jeffrey Meyer, CFA, Director, Luiz G. Sauerbronn, Analyst, and Ralph Birchmeier, CFA, Senior Analyst, Brandes Investment Partners, L.P. — the Sub-Adviser.

Performance: For the six months ended November 30, 2005, the Fund’s Class I shares provided a total return of 3.46% compared to the Russell 2000 Value Index and the Russell 2000 Index, which returned 9.21% and 10.47%, respectively, for the same period.

Portfolio Specifics: Amid surging energy prices and the most costly natural disaster in U.S. history, U.S. economic output continued to show momentum. The Commerce Department reported that gross domestic product grew at an annualized 4.3% in the third quarter of 2005.

The U.S. Federal Reserve (“Fed”) raised interest rates several times during the period to 4.25%, the highest rate since 2001. The Fed noted that these increases have been aimed at tempering rising inflationary pressures.

Median home prices continued to climb for the six-month period ended November 30, 2005; however, existing home sales slipped toward the end of the period, possibly signaling a cooling trend to the housing market.

In this environment, U.S. stocks tended to register gains. The Dow Jones Industrial Average advanced 4.52%, while the S&P 500 Index rose 3.88%.

For the Fund, positions in the textiles, apparel & luxury goods and insurance industries made the most substantial contributions to returns. Top performers in these industries included Tommy Hilfiger (textiles, apparel & luxury goods) and National Western Life Insurance (insurance). Other top performers included LaBranche & Company (capital markets), Adaptec (computers & peripherals), and Maytag (household durables).

In contrast, holdings in the health care providers & services and airlines industries tended to decline. On a stock-by-stock basis, declines for positions in OCA (health care services & providers), Delta Air Lines (airlines), Tecumseh Products (machinery), and Dana Corporation (auto components) were the most significant detractors from the Fund’s performance.

Overall, stock selection within these industries was the main reason for the underperformance.

Current Strategy and Outlook: During the six-month period ended November 30, 2005, we sold several positions as their market prices advanced toward our estimate of their fair values. We used the proceeds to purchase shares of new holdings at prices that we consider attractive.

As a result of buying and selling, as well as changes in the prices of holdings, many of the Fund’s industry exposures shifted. For example, exposure to the chemicals and insurance industries increased, while exposure to the textiles, apparel & luxury goods industry declined. The Fund retains its greatest exposure in the auto components industry.

Keep in mind that industry exposures are the direct result of purchase and sell decisions made on a bottom-up, company-by-company basis. While we continue to monitor short-term events in U.S. equity markets, our investment philosophy focuses on company-by-company analysis. We take a long-term perspective and believe that none or very little of the short-term “market news” provides useful information to investors. Instead, we remain focused on purchasing small-cap stocks at discounts to what we believe are their intrinsic values and holding them until the broader market recognizes their true worth. We believe that this approach will provide patient investors with favorable returns over the long term.

Top Ten Holdings*
as of November 30, 2005
(as a percent of net assets)

Interstate Bakeries Corp.	4.6%

Kemet Corp.	4.2%

3Com Corp.	3.9%

UTStarcom, Inc.	3.9%

Superior Industries Intl., Inc.	3.6%

National Western Life Insurance Co.	3.6%

Goodyear Tire & Rubber Co.	3.5%

Agere Systems, Inc.	3.4%

Adaptec, Inc.	3.3%

Gateway, Inc.	3.1%

* Excludes short-term investments related to securities lending.

Portfolio holdings are subject to change daily.

24

PORTFOLIO MANAGERS’ REPORT	ING SMALLCAP VALUE FUND

Average Annual Total Returns for the Periods Ended November 30, 2005

	1 Year	Since Inception of Class I March 6, 2002		Since Inception of Class Q April 30, 2002
Class I	(1.18)%	11.70%		—
Class Q	(1.46)%	—		9.98%
Russell 2000 Value Index(1)	8.04%	14.04	%(3)	11.37	%(4)
Russell 2000 Index(2)	8.14%	11.66	%(3)	9.56	%(4)

Based on a $1,000,000 initial investment, the table above illustrates the total return of ING SmallCap Value Fund against the Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)         The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

(2)         The Russell 2000 Index consists of the smallest 2,000 companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.

(3)         Since inception performance for index is shown from March 1, 2002.

(4)         Since inception performance for index is shown from May 1, 2002.

25

ING SMALLCAP VALUE CHOICE FUND	PORTFOLIO MANAGERS’ REPORT

Industry Allocation

as of November 30, 2005

(as a percent of net assets)

(1)    Includes ten industries, which each represents 2% - 3.2% of net assets.

(2)    Includes seven industries, which each represents < 2% of net assets.

Portfolio holdings are subject to change daily.

The ING SmallCap Value Choice Fund (the “Fund”) seeks long-term capital appreciation. The Fund is managed by Phyllis G. Thomas, CFA, Managing Director and Portfolio Manager, NWQ Investment Management Company, LLC — the Sub-Adviser.

Performance: For the period from June 9, 2005(1) to November 30, 2005, the Fund’s Class I shares provided a total return of 13.27% compared to the Russell 2000 Value Index and the Russell 2000 Index, which returned 9.21% and 10.47%, respectively, for the same period.

Portfolio Specifics: The Fund had strong performance on an absolute basis and significantly exceeded the results of the Russell 2000 Value Index benchmark. While the Fund has been overweighted in sectors with very positive returns, the vast majority of the outperformance was generated by stock selection. The strongest sector returns were generated by energy, technology, and materials and processing. Three of the four top contributors to the Fund’s performance were energy holdings, i.e., Southwestern Energy, Range Resources and Stolt Offshore. The Fund was underweighted in the underperforming consumer discretionary sector, but the second largest contribution to performance was the holding in Gymboree. Casey’s and Premium Standard Farms were excellent performers. The best performers in materials and processing were Aleris, Gibraltar, and Glatfelter, while the worst performer was Buckeye Technologies. Within NWQ’s market weight in technology, Mattson Technology and Quantum outperformed but Excel Technology disappointed with negative six-month returns. Producer durable returns were very strong across our holdings led by Johnson Controls buy-out of York International. The four stocks with the largest negative impact on the Fund were New York Mortgage, HomeBanc, Sauer-Danfoss, and Saxon Capital. Three of these four stocks are mortgage REITs. The Fund’s overweighted position in these stocks negatively impacted returns in the six months. Investors have been concerned about the effect of rising short-term interest rates and a flatter yield curve on the ability of mortgage REITs to maintain their current dividends. Trading close to or below book value, we believe that the market has over discounted the risks, and these stocks are quite attractive investments.

Current Strategy and Outlook: During the six months ended November 30, 2005, small cap stocks have continued to generally outperform their large cap brethren despite a number of increases in short term interest rates by the Federal Reserve Board. Historically, when the Federal Reserve tightens monetary policy, corporate bond spreads tend to widen in anticipation of a slowing economy and small cap tends to underperform large cap. Surprisingly, corporate bond spreads have not widened reflecting abundant global liquidity, which continues to flow into the U.S. bond market. In this type of environment, small cap companies find it very easy to borrow to finance their operations despite higher interest rates. Until we see a more significant widening in corporate bond spreads, small cap stocks have a reasonable probability of outperforming large cap. In general, the equity markets look undervalued relative to longer-term bonds. The key risks to the markets are a new Federal Reserve Chairman who may continue to raise interest rates to establish his inflation fighting credibility, another terrorist act in the U.S., and last but not least, Congress does not extend the lower tax rates on capital gains and dividends.

Top Ten Holdings
as of November 30, 2005
(as a percent of net assets)

FNMA, 3.700%, due 12/01/05	5.9%

Griffon Corp.	4.0%

Gibraltar Industries, Inc.	3.5%

Century Aluminum Co.	3.4%

Mattson Technology, Inc.	3.4%

Gymboree Corp.	3.3%

Denbury Resources, Inc.	3.2%

Sauer-Danfoss, Inc.	3.2%

Southwestern Energy Co.	3.2%

Wausau-Mosinee Paper Corp.	3.0%

Portfolio holdings are subject to change daily.

(1)  Commencement of operations for Class I

26

PORTFOLIO MANAGERS’ REPORT	ING SMALLCAP VALUE CHOICE FUND

Cumulative Total Returns for the Period Ended November 30, 2005

	Since Inception of Class I June 9, 2005
Class I	13.27%
Russell 2000 Value Index(1)	9.21	%(3)
Russell 2000 Index(2)	10.47	%(3)

Based on a $10,000 initial investment, the table above illustrates the total return of ING SmallCap Value Choice Fund against the Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance table does not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)         The Russell 2000 Value Index measures the performance of those Russell 2000 securities with lower price-to-book ratios and lower forecasted growth values.

(2)         The Russell 2000 Index consists of the smallest 2,000 companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.

(3)         Since inception performance for index is shown from June 1, 2005.

27

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b—1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2005 to November 30, 2005.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Six Months Ended
	June 1, 2005	November 30, 2005	Ratio	November 30, 2005*
ING Convertible Fund
Actual Fund Return
Class Q	$1,000.00	$1,074.90	1.27%	$6.61
Hypothetical (5% return before expenses)
Class Q	$1,000.00	$1,018.80	1.27%	$6.43
ING Equity and Bond Fund

Actual Fund Return
Class Q	$1,000.00	$1,034.20	1.28%	$6.53
Hypothetical (5% return before expenses)
Class Q	$1,000.00	$1,018.65	1.28%	$6.48

28

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning Account Value June 1, 2005	Ending Account Value November 30, 2005	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2005*
ING Real Estate Fund
Actual Fund Return
Class I	$1,000.00	$1,125.40	0.92%	$4.90
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.46	0.92%	$4.66

ING LargeCap Growth Fund
Actual Fund Return
Class I	$1,000.00	$1,066.60	0.99%	$5.13
Class Q	1,000.00	1,064.90	1.23	6.37
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.10	0.99%	$5.01
Class Q	1,000.00	1,018.90	1.23	6.23

ING MidCap Opportunities Fund
Actual Fund Return
Class I	$1,000.00	$1,101.10	1.10%	$5.79
Class Q	1,000.00	1,099.60	1.35	7.11
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,019.55	1.10%	$5.57
Class Q	1,000.00	1,018.30	1.35	6.83

ING SmallCap Opportunities Fund
Actual Fund Return
Class I	$1,000.00	$1,130.60	1.05%	$5.61
Class Q	1,000.00	1,129.20	1.30	6.94
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,019.80	1.05%	$5.32
Class Q	1,000.00	1,018.55	1.30	6.58

ING LargeCap Value Fund
Actual Fund Return
Class I	$1,000.00	$997.10	1.13%	$5.66
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,019.40	1.13%	$5.72

29

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning Account Value June 1, 2005	Ending Account Value November 30, 2005	Annualized Expense Ratio	Expenses Paid During the Six Months Ended November 30, 2005*
ING MagnaCap Fund
Actual Fund Return
Class I	$1,000.00	$1,088.20	0.81%	$4.24
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.01	0.81%	$4.10

ING MidCap Value Fund
Actual Fund Return
Class I	$1,000.00	$1,003.60	1.29%	$6.48
Class Q	1,000.00	1,002.70	1.54	7.73
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,018.60	1.29%	$6.53
Class Q	1,000.00	1,017.35	1.54	7.79

ING MidCap Value Choice Fund (a)
Actual Fund Return
Class I	$1,000.00	$1,034.90	1.13%	$2.39
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,008.06	1.13%	$2.36

ING SmallCap Value Fund
Actual Fund Return
Class I	$1,000.00	$1,034.60	1.27%	$6.48
Class Q	1,000.00	1,032.90	1.52	7.75
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,018.70	1.27%	$6.43
Class Q	1,000.00	1,017.45	1.52	7.69

ING SmallCap Value Choice Fund (b)
Actual Fund Return
Class I	$1,000.00	$1,132.70	1.13%	$5.78
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,018.55	1.13%	$5.47

*                 Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year (except “Actual Fund Return” information for ING MidCap Value Choice Fund, which reflects the 76-day period ended November 30, 2005 due to its Class I share inception date of September 16, 2005, and ING SmallCap Value Choice Fund, which reflects the 175-day period ended November 30, 2005 due to its Class I share inception date of June 9, 2005).

(a)          Commencement of operations for Class I September 16, 2005.

(b)         Commencement of operations for Class I June 9, 2005.

30

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2005 (UNAUDITED)

	ING Convertible Fund	ING Equity and Bond Fund	ING Real Estate Fund	ING LargeCap Growth Fund
ASSETS:
Investments in securities at value+*	$144,381,742	$54,740,330	$267,445,016	$298,230,671
Short-term investments at amortized cost	—	—	222,977	3,425,648
Repurchase agreement	3,870,000	976,000	—	—
Cash	—	1,953	520,185	380,904
Collateral for securities loaned	28,047,345	—	—	67,516,273
Receivables:
Investment securities sold	—	407,570	1,339,192	—
Fund shares sold	40,019	—	381,030	446,779
Dividends and interest	753,973	209,185	226,908	141,082
Unrealized appreciation on swap agreement	—	568	—	—
Prepaid expenses	21,885	20,360	51,777	33,706
Reimbursement due from manager	—	1,006	28	19,272
Total assets	177,114,964	56,356,972	270,187,113	370,194,335

LIABILITIES:
Payable for investment securities purchased	—	2,391,073	—	1,579,903
Payable for fund shares redeemed	383,128	34,096	240,339	1,233,081
Payable upon receipt of securities loaned	28,047,345	—	—	67,516,273
Unrealized depreciation on swap agreements	—	915	—	—
Payable to affiliates	195,541	63,143	199,081	364,458
Payable to custodian due to bank overdraft	28,153	—	—	—
Payable for trustee fees	9,781	2,110	1,547	4,360
Other accrued expenses and liabilities	139,494	80,669	116,879	276,092
Total liabilities	28,803,442	2,572,006	557,846	70,974,167
NET ASSETS	$148,311,522	$53,784,966	$269,629,267	$299,220,168

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$209,377,702	$63,454,684	$175,894,963	$622,325,618
Undistributed net investment income (distributions in excess of net investment income)	468,960	(3,094)	2,786,623	(2,673,102)
Accumulated net realized gain (loss) on investments, foreign currency related transactions and futures	(65,626,538)	(10,977,248)	16,804,874	(373,250,029)
Net unrealized appreciation on investments foreign currency related transactions, futures, and swaps	4,091,398	1,310,624	74,142,807	52,817,681
NET ASSETS	$148,311,522	$53,784,966	$269,629,267	$299,220,168

+ Including securities loaned at value	$27,316,239	$—	$—	$65,420,296
* Cost of investments in securities	$140,290,344	$53,429,359	$193,302,209	$245,412,990
** Cost of short-term investments	$—	$—	$223,000	$3,426,000

See Accompanying Notes to Financial Statements

31

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

	ING Convertible Fund	ING Equity and Bond Fund	ING Real Estate Fund	ING LargeCap Growth Fund
Class A:
Net assets	$49,216,303	$31,125,676	$82,593,726	$109,361,251
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	2,658,828	2,372,263	5,036,996	5,751,278
Net asset value and redemption price per share	$18.51	$13.12	$16.40	$19.02
Maximum offering price per share (5.75)(1)	$19.64	$13.92	$17.40	$20.18

Class B:
Net assets	$44,205,861	$11,690,284	$4,587,506	$97,843,723
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	2,162,429	822,652	279,203	5,324,700
Net asset value and redemption price per share(2)	$20.44	$14.21	$16.43	$18.38
Maximum offering price per share	$20.44	$14.21	$16.43	$18.38

Class C:
Net assets	$52,603,385	$10,878,200	$2,638,630	$49,390,251
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	2,769,089	868,668	155,978	2,696,572
Net asset value and redemption price per share(2)	$19.00	$12.52	$16.92	$18.32
Maximum offering price per share	$19.00	$12.52	$16.92	$18.32

Class I:
Net assets	n/a	n/a	$161,320,277	$41,042,470
Shares authorized	n/a	n/a	unlimited	unlimited
Par value	n/a	n/a	$0.01	$0.01
Shares outstanding	n/a	n/a	9,404,339	2,083,791
Net asset value and redemption price per share	n/a	n/a	$17.15	$19.70
Maximum offering price per share	n/a	n/a	$17.15	$19.70

Class O:
Net assets	n/a	n/a	$18,489,128	n/a
Shares authorized	n/a	n/a	unlimited	n/a
Par value	n/a	n/a	$0.01	n/a
Shares outstanding	n/a	n/a	1,128,355	n/a
Net asset value and redemption price per share	n/a	n/a	$16.39	n/a
Maximum offering price per share	n/a	n/a	$16.39	n/a

Class Q:
Net assets	$2,285,973	$90,806	n/a	$1,582,473
Shares authorized	unlimited	unlimited	n/a	unlimited
Par value	$0.01	$0.01	n/a	$0.01
Shares outstanding	127,434	6,963	n/a	80,992
Net asset value and redemption price per share	$17.94	$13.04	n/a	$19.54
Maximum offering price per share	$17.94	$13.04	n/a	$19.54

(1)  Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

(2)  Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

32

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2005 (UNAUDITED)

	ING MidCap Opportunities Fund	ING SmallCap Opportunities Fund	ING LargeCap Value Fund	ING MagnaCap Fund
Investments in securities at value+*	$348,061,651	$186,724,556	$46,760,927	$335,122,256
Repurchase agreement	5,204,000	4,514,000	—	8,534,000
Cash	722	858	151,671	—
Cash collateral for futures	—	—	—	141,750
Collateral for securities loaned	64,263,537	38,543,719	—	34,582,823
Receivables:
Investment securities sold	4,769,553	2,777,209	369,551	—
Fund shares sold	38,496	86,282	108,349	—
Dividends and interest	106,591	26,761	158,152	831,521
Prepaid expenses	31,050	25,625	12,856	33,923
Reimbursement due from manager	71,510	36,466	2,253	—
Total assets	422,547,110	232,735,476	47,563,759	379,246,273

LIABILITIES:
Payable for investment securities purchased	5,208,223	278,515	—	434,160
Payable for fund shares redeemed	1,106,248	644,428	168,158	296,278
Payable for futures variation margin	—	—	—	18,450
Payable upon receipt of securities loaned	64,263,537	38,543,719	—	34,582,823
Payable to affiliates	522,849	249,677	60,332	289,575
Payable to custodian due to bank overdraft	—	—	—	3,198
Payable for trustee fees	11,533	9,091	371	37,979
Other accrued expenses and liabilities	300,680	195,513	65,813	236,206
Total liabilities	71,413,070	39,920,943	294,674	35,898,669
NET ASSETS	$351,134,040	$192,814,533	$47,269,085	$343,347,604

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$467,525,253	$438,062,859	$46,026,500	$360,356,880
Undistributed net investment income (accumulated net investment loss)	(2,572,690)	(1,436,665)	303,396	101,750
Accumulated net realized gain (loss) on investments and futures	(176,739,995)	(279,129,234)	3,054,336	(61,691,135)
Net unrealized appreciation or depreciation on investments and futures	62,921,472	35,317,573	(2,115,147)	44,580,109
NET ASSETS	$351,134,040	$192,814,533	$47,269,085	$343,347,604

+ Including securities loaned at value	$63,015,280	$37,733,744	$—	$33,715,926
* Cost of investments in securities	$285,140,179	$151,406,983	$48,876,074	$290,500,716

See Accompanying Notes to Financial Statements

33

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

	ING MidCap Opportunities Fund	ING SmallCap Opportunities Fund	ING LargeCap Value Fund	ING MagnaCap Fund
Class A:
Net assets	$122,414,387	$97,463,952	$24,916,204	$299,378,632
Shares authorized	unlimited	unlimited	unlimited	80,000,000
Par value	$0.01	$0.01	$0.01	$0.10
Shares outstanding	8,563,662	3,545,742	2,446,236	25,706,262
Net asset value and redemption price per share	$14.29	$27.49	$10.19	$11.65
Maximum offering price per share (5.75%)(1)	$15.16	$29.17	$10.81	$12.36

Class B:
Net assets	$123,421,337	$36,181,699	$8,090,332	$31,435,652
Shares authorized	unlimited	unlimited	unlimited	80,000,000
Par value	$0.01	$0.01	$0.01	$0.10
Shares outstanding	9,085,253	1,442,694	802,058	2,781,006
Net asset value and redemption price per share(2)	$13.58	$25.08	$10.09	$11.30
Maximum offering price per share	$13.58	$25.08	$10.09	$11.30

Class C:
Net assets	$97,217,674	$43,002,234	$11,507,625	$6,351,820
Shares authorized	unlimited	unlimited	unlimited	20,000,000
Par value	$0.01	$0.01	$0.01	$0.10
Shares outstanding	7,191,816	1,718,452	1,141,002	561,431
Net asset value and redemption price per share(2)	$13.52	$25.02	$10.09	$11.31
Maximum offering price per share	$13.52	$25.02	$10.09	$11.31

Class I:
Net assets	$3,428,957	$15,941,501	$2,754,924	$2,600,541
Shares authorized	unlimited	unlimited	unlimited	50,000,000
Par value	$0.01	$0.01	$0.01	$0.10
Shares outstanding	233,286	570,193	269,942	224,754
Net asset value and redemption price per share	$14.70	$27.96	$10.21	$11.57
Maximum offering price per share	$14.70	$27.96	$10.21	$11.57

Class M:
Net assets	n/a	n/a	n/a	$3,580,959
Shares authorized	n/a	n/a	n/a	5,000,000
Par value	n/a	n/a	n/a	$0.10
Shares outstanding	n/a	n/a	n/a	309,097
Net asset value and redemption price per share	n/a	n/a	n/a	$11.59
Maximum offering price per share (3.50%)(3)	n/a	n/a	n/a	$12.01

Class O:
Net assets	n/a	n/a	n/a	n/a
Shares authorized	n/a	n/a	n/a	n/a
Par value	n/a	n/a	n/a	n/a
Shares outstanding	n/a	n/a	n/a	n/a
Net asset value and redemption price per share	n/a	n/a	n/a	n/a
Maximum offering price per share	n/a	n/a	n/a	n/a

Class Q:
Net assets	$4,651,685	$225,147	n/a	n/a
Shares authorized	unlimited	unlimited	n/a	n/a
Par value	$0.01	$0.01	n/a	n/a
Shares outstanding	321,713	8,126	n/a	n/a
Net asset value and redemption price per share	$14.46	$27.71	n/a	n/a
Maximum offering price per share	$14.46	$27.71	n/a	n/a

(1)  Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

(2)  Redemption price per share may be reduced for any applicable contingent deferred sales charges.

(3)  Maximum offering price is computed at 100/96.50 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

See Accompanying Notes to Financial Statements

34

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2005 (UNAUDITED)

	ING MidCap Value Fund	ING MidCap Value Choice Fund	ING SmallCap Value Fund	ING SmallCap Value Choice Fund
ASSETS:
Investments in securities at value+*	$125,255,929	$28,885,587	$117,517,850	$14,986,178
Short-term investments at amortized cost	415,957	3,309,660	—	956,902
Cash	415,308	367,735	—	105,976
Collateral for securities loaned	32,728,403	—	32,464,344	—
Receivables:
Investment securities sold	1,135,429	—	—	12,843
Fund shares sold	8,228	366,011	6,275	180,215
Dividends and interest	146,128	64,408	142,770	3,804
Prepaid expenses	18,096	29,741	25,991	29,082
Reimbursement due from manager	—	8,313	—	11,260
Total assets	160,123,478	33,031,455	150,157,230	16,286,260

LIABILITIES:
Payable for investment securities purchased	—	1,869,773	—	—
Payable for fund shares redeemed	1,143,708	9,033	1,903,681	18,371
Payable upon receipt of securities loaned	32,728,403	—	32,464,344	—
Payable to affiliates	175,357	38,417	158,912	19,896
Payable to custodian due to bank overdraft	—	—	310,031	—
Payable for trustee fees	1,181	236	1,958	251
Other accrued expenses and liabilities	133,879	34,293	118,088	27,468
Total liabilities	34,182,528	1,951,752	34,957,014	65,986
NET ASSETS	$125,940,950	$31,079,703	$115,200,216	$16,220,274

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$126,918,018	$28,679,278	$106,820,196	$14,723,188
Undistributed net investment income (accumulated net investment loss)	(719,799)	23,428	(322,123)	2,481
Accumulated net realized gain on investments	22,180,056	388,742	26,252,794	193,776
Net unrealized appreciation or depreciation on investments	(22,437,325)	1,988,255	(17,550,651)	1,300,829
NET ASSETS	$125,940,950	$31,079,703	$115,200,216	$16,220,274

+ Including securities loaned at value	$31,253,978	$—	$30,549,542	$—
* Cost of investments in securities	$147,693,254	$26,896,992	$135,068,501	$13,685,251

See Accompanying Notes to Financial Statements

35

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

	ING MidCap Value Fund	ING MidCap Value Choice Fund	ING SmallCap Value Fund	ING SmallCap Value Choice Fund
Class A:
Net assets	$58,053,652	$15,624,045	$59,669,465	$10,725,339
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	5,253,328	1,350,496	4,483,960	967,558
Net asset value and redemption price per share	$11.05	$11.57	$13.31	$11.08
Maximum offering price per share (5.75%)(1)	$11.72	$12.28	$14.12	$11.76

Class B:
Net assets	$32,468,386	$3,348,486	$20,828,167	$1,159,944
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	3,006,263	290,663	1,605,112	105,309
Net asset value and redemption price per share(2)	$10.80	$11.52	$12.98	$11.01
Maximum offering price per share	$10.80	$11.52	$12.98	$11.01

Class C:
Net assets	$33,976,749	$9,775,111	$34,152,618	$3,713,514
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	3,146,702	849,424	2,635,100	336,525
Net asset value and redemption price per share(2)	$10.80	$11.51	$12.96	$11.03
Maximum offering price per share	$10.80	$11.51	$12.96	$11.03

Class I:
Net assets	$1,428,564	$2,332,061	$484,190	$621,477
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.01	$0.01	$0.01	$0.01
Shares outstanding	127,575	201,529	36,032	55,994
Net asset value and redemption price per share	$11.20	$11.57	$13.44	$11.10
Maximum offering price per share	$11.20	$11.57	$13.44	$11.10

Class Q:
Net assets	$13,599	n/a	$65,776	n/a
Shares authorized	unlimited	n/a	unlimited	n/a
Par value	$0.01	n/a	$0.01	n/a
Shares outstanding	1,233	n/a	4,872	n/a
Net asset value and redemption price per share	$11.03	n/a	$13.50	n/a
Maximum offering price per share	$11.03	n/a	$13.50	n/a

(1)  Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

(2)  Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

36

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005 (UNAUDITED)

	ING Convertible Fund	ING Equity and Bond Fund	ING Real Estate Fund	ING LargeCap Growth Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$939,701	$263,234	$5,361,383	$1,109,465
Interest	1,936,486	563,592	19,037	31,107
Securities lending income	39,718	—	—	24,465
Total investment income	2,915,905	826,826	5,380,420	1,165,037

EXPENSES:
Investment management fees	592,863	212,498	894,360	1,147,481
Distribution and service fees:
Class A	91,764	53,974	94,606	193,839
Class B	241,348	69,981	21,468	512,264
Class C	275,544	58,528	13,609	255,180
Class O	—	—	21,314	—
Class Q	2,853	152	—	2,235
Transfer agent fees:
Class A	28,977	22,376	20,315	78,795
Class B	26,928	10,118	1,149	72,873
Class C	30,735	8,419	735	36,301
Class I	—	—	18,568	7,751
Class O	—	—	1,811	—
Class Q	602	42	—	314
Administrative service fees	79,048	28,333	127,764	152,996
Shareholder reporting expense	26,070	4,491	41,635	96,155
Registration fees	25,783	21,946	40,372	30,652
Professional fees	7,320	4,689	11,768	17,298
Custody and accounting expense	20,175	14,035	15,290	17,050
Trustee fees	1,314	2,196	2,280	4,455
Miscellaneous expense	10,243	2,475	8,207	10,467
Total expenses	1,461,567	514,253	1,335,251	2,636,106
Net waived and reimbursed fees	(26,218)	(32,715)	—	(13,541)
Brokerage commision recapture	—	—	(58,259)	(14,084)
Net expenses	1,435,349	481,538	1,276,992	2,608,481
Net investment income (loss)	1,480,556	345,288	4,103,428	(1,443,444)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FUTURES:
Net realized gain on:
Investments	5,570,617	2,991,101	6,521,125	18,883,588
Foreign currency related transactions	—	2,074	—	—
Futures	—	13,124	—	—
Net realized gain on investments, foreign currency related transactions and futures	5,570,617	3,006,299	6,521,125	18,883,588
Net change in unrealized appreciation or depreciation on:
Investments	4,176,469	1,310,971	17,754,065	879,590
Foreign currency related transactions	—	(2,919,061)	—	—
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	4,176,469	(1,608,090)	17,754,065	879,590
Net realized and unrealized gain on investments, foreign currency related transactions and futures	9,747,086	1,398,209	24,275,190	19,763,178
Increase in net assets resulting from operations	$11,227,642	$1,743,497	$28,378,618	$18,319,734

*Foreign taxes withheld	$—	$589	$4,045	$5,491

See Accompanying Notes to Financial Statements

37

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005 (UNAUDITED)

	ING MidCap Opportunities Fund	ING SmallCap Opportunities Fund	ING LargeCap Value Fund	ING MagnaCap Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$855,178	$148,446	$603,367	$3,712,529
Interest	110,136	88,484	4,903	138,885
Securities lending income	15,519	55,830	—	9,322
Total investment income	980,833	292,760	608,270	3,860,736

EXPENSES:
Investment management fees	1,797,174	920,113	213,499	1,270,707
Distribution and service fees:
Class A	180,693	142,576	29,934	282,252
Class B	659,504	203,483	43,553	169,710
Class C	495,295	213,940	59,772	32,022
Class M	—	—	—	14,178
Class Q	5,915	293	—	—
Transfer agent fees:
Class A	100,064	105,128	10,178	116,689
Class B	109,822	44,986	3,702	13,224
Class C	82,439	47,316	5,081	2,506
Class I	149	956	170	315
Class M	—	—	—	1,474
Class Q	414	21	—	—
Administrative service fees	179,715	96,663	23,722	—
Shareholder reporting expense	74,900	57,680	3,910	16,748
Registration fees	26,551	25,439	28,233	31,025
Professional fees	6,405	14,640	3,781	6,380
Custody and accounting expense	22,875	14,640	1,723	11,930
Trustee fees	7,985	3,315	549	5,759
Miscellaneous expense	191,992	109,087	1,425	16,259
Total expenses	3,941,892	2,000,276	429,232	1,991,178
Net waived and reimbursed fees	(388,369)	(270,851)	(12,523)	—
Net expenses	3,553,523	1,729,425	416,709	1,991,178
Net investment income (loss)	(2,572,690)	(1,436,665)	191,561	1,869,558

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES:
Net realized gain on:
Investments	48,903,335	40,688,250	1,235,538	24,623,880
Futures	—	—	—	4,687
Net realized gain on investments and futures	48,903,335	40,688,250	1,235,538	24,628,567
Net change in unrealized appreciation or depreciation on:
Investments	(13,408,393)	(16,412,283)	(1,801,140)	2,090,345
Futures	—	—	—	(41,431)
Net change in unrealized appreciation or depreciation on investments and futures	(13,408,393)	(16,412,283)	(1,801,140)	2,048,914
Net realized and unrealized gain (loss) on investments and futures	35,494,942	24,275,967	(565,602)	26,677,481
Increase (decrease) in net assets resulting from operations	$32,922,252	$22,839,302	$(374,041)	$28,547,039

*Foreign taxes withheld	$—	$—	$—	$1,403

See Accompanying Notes to Financial Statements

38

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005 (UNAUDITED)

	ING MidCap Value Fund	ING MidCap Value Choice Fund	ING SmallCap Value Fund	ING SmallCap Value Choice Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$567,674	$63,187	$683,264	$74,037
Interest	18,155	83,314	14,218	6,189
Securities lending income	126,200	—	302,617	—
Total investment income	712,029	146,501	1,000,099	80,226

EXPENSES:
Investment management fees	676,956	86,531	632,489	61,465
Distribution and service fees:
Class A	83,453	10,827	88,676	10,444
Class B	183,792	9,664	117,144	4,521
Class C	196,053	29,116	200,316	13,239
Class Q	22	—	83	—
Transfer agent fees:
Class A	52,825	4,721	62,162	5,603
Class B	28,901	1,053	20,530	613
Class C	30,829	3,174	35,106	1,773
Class I	1,335	—	247	—
Class Q	11	—	30	—
Administrative service fees	72,431	8,653	67,523	6,146
Shareholder reporting expense	38,265	1,591	28,475	1,154
Registration fees	25,707	14,663	29,624	14,048
Professional fees	10,081	13,042	7,911	7,864
Custody and accounting expense	9,150	1,437	9,105	2,809
Trustee fees	2,745	343	2,745	335
Offering expense	—	50,137	—	50,137
Miscellaneous expense	5,939	877	6,723	2,076
Total expenses	1,418,495	235,829	1,308,889	182,227
Net waived and reimbursed fees	—	(78,599)	—	(76,513)
Net expenses	1,418,495	157,230	1,308,889	105,714
Net investment loss	(706,466)	(10,729)	(308,790)	(25,488)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	9,349,406	391,022	6,085,084	204,948
Net change in unrealized appreciation or depreciation on investments	(8,010,419)	2,028,099	(903,288)	1,433,815
Net realized and unrealized gain on investments	1,338,987	2,419,121	5,181,796	1,638,763
Increase in net assets resulting from operations	$632,521	$2,408,392	$4,873,006	$1,613,275

* Foreign taxes withheld	$2,179	$1,638	$—	$205

See Accompanying Notes to Financial Statements

39

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Convertible Fund		ING Equity and Bond Fund
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005
FROM OPERATIONS:
Net investment income	$1,480,556	$3,049,445	$345,288	$717,297
Net realized gain on investments, foreign currency related transactions and futures	5,570,617	10,014,978	3,006,299	1,596,647
Net change in unrealized appreciation or depreciation on investments, foreign currency related transaction and futures	4,176,469	(14,795,559)	(1,608,090)	318,551
Net increase (decrease) in net assets resulting from operations	11,227,642	(1,731,136)	1,743,497	2,632,495

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(821,008)	(1,545,427)	(341,226)	(504,895)
Class B	(497,899)	(1,066,565)	(53,430)	(114,044)
Class C	(634,835)	(1,225,778)	(69,350)	(111,954)
Class Q	(36,968)	(80,312)	(1,294)	(3,747)
Total distributions	(1,990,710)	(3,918,082)	(465,300)	(734,640)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,174,608	22,140,575	4,367,126	6,507,409
Dividends reinvested	1,273,574	2,527,920	384,463	561,352
	7,448,182	24,668,495	4,751,589	7,068,761
Cost of shares redeemed	(30,591,397)	(69,882,260)	(10,862,594)	(19,829,878)
Net decrease in net assets resulting from capital share transactions	(23,143,215)	(45,213,765)	(6,110,955)	(12,761,117)
Net decrease in net assets	(13,906,283)	(50,862,983)	(4,832,758)	(10,863,262)

NET ASSETS:
Beginning of period	162,217,805	213,080,788	58,617,724	69,480,986
End of period	$148,311,522	$162,217,805	$53,784,966	$58,617,724
Undistributed net investment income (distributions in excess of net investment income) at end of period	$468,960	$979,114	$(3,094)	$116,918

See Accompanying Notes to Financial Statements

40

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Real Estate Fund		ING LargeCap Growth Fund
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005
FROM OPERATIONS:
Net investment income (loss)	$4,103,428	$8,031,165	$(1,443,444)	$(2,398,134)
Net realized gain on investments and futures	6,521,125	18,980,782	18,883,588	4,847,977
Net change in unrealized appreciation or depreciation on investments and futures	17,754,065	27,111,162	879,590	340,609
Net increase in net assets resulting from operations	28,378,618	54,123,109	18,319,734	2,790,452

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(1,177,991)	(1,212,841)	—	(2,284,365)
Class B	(52,924)	(78,541)	—	(1,739,049)
Class C	(30,665)	(76,563)	—	(805,907)
Class I	(2,525,533)	(6,583,649)	—	(923,412)
Class O	(270,532)	(158,947)	—	—
Class Q	—	—	—	(120,417)
Net realized gains:
Class A	—	(2,268,169)	—	(872,085)
Class B	—	(184,964)	—	(954,286)
Class C	—	(206,851)	—	(440,286)
Class I	—	(11,900,609)	—	(293,343)
Class O	—	(199,400)	—	—
Class Q	—	—	—	(41,959)
Total distributions	(4,057,645)	(22,870,534)	—	(8,475,109)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	52,196,249	83,439,223	23,222,499	107,955,616
Dividends reinvested	3,530,462	16,039,378	—	6,725,986
	55,726,711	99,478,601	23,222,499	114,681,602
Cost of shares redeemed	(33,225,373)	(91,095,041)	(52,924,136)	(124,424,891)
Net increase (decrease) in net assets resulting from capital share transactions	22,501,338	8,383,560	(29,701,637)	(9,743,289)
Net increase (decrease) in net assets	46,822,311	39,636,135	(11,381,903)	(15,427,946)

NET ASSETS:
Beginning of period	222,806,956	183,170,821	310,602,071	326,030,017
End of period	$269,629,267	$222,806,956	$299,220,168	$310,602,071
Undistributed net investment income (accumulated net investment loss) at end of period	$2,786,623	$2,740,840	$(2,673,102)	$(1,229,658)

See Accompanying Notes to Financial Statements

41

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING MidCap Opportunities Fund		ING SmallCap Opportunities Fund
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005
FROM OPERATIONS:
Net investment income (loss)	$(2,572,690)	$(6,681,704)	$(1,436,665)	$(3,727,090)
Net realized gain on investments	48,903,335	32,667,918	40,688,250	29,952,329
Net change in unrealized appreciation or depreciation on investments	(13,408,393)	1,270,608	(16,412,283)	(10,378,704)
Net increase in net assets resulting from operations	32,922,252	27,256,822	22,839,302	15,846,535

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	13,398,162	27,372,572	15,611,602	32,730,867
Dividends reinvested	—	—	—	—
	13,398,162	27,372,572	15,611,602	32,730,867
Cost of shares redeemed	(61,968,354)	(151,471,341)	(40,591,014)	(106,392,621)
Net decrease in net assets resulting from capital share transactions	(48,570,192)	(124,098,769)	(24,979,412)	(73,661,754)
Net increase (decrease) in net assets	(15,647,940)	(96,841,947)	(2,140,110)	(57,815,219)

NET ASSETS:
Beginning of period	366,781,980	463,623,927	194,954,643	252,769,862
End of period	$351,134,040	$366,781,980	$192,814,533	$194,954,643
Undistributed net investment income (accumulated net investment loss) at end of period	$(2,572,690)	$—	$(1,436,665)	$—

See Accompanying Notes to Financial Statements

42

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING LargeCap Value Fund		ING Magna Cap Fund
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005
FROM OPERATIONS:
Net investment income	$191,561	$178,606	$1,869,558	$3,746,327
Net realized gain on investments and futures	1,235,538	2,061,484	24,628,567	26,114,730
Net change in unrealized appreciation or depreciation on investments and futures	(1,801,140)	(206,862)	2,048,914	(6,195,080)
Net increase (decrease) in net assets resulting from operations	(374,041)	2,033,228	28,547,039	23,665,977

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	—	(107,111)	(2,723,983)	(3,895,915)
Class B	—	(21,668)	(41,580)	(101,711)
Class C	—	(26,910)	(5,789)	(23,132)
Class I	—	—	(13,466)	(23,921)
Class M	—	(24,018)	(30,595)	(18,440)
Class Q	—	—	—	(33)
Net realized gains:
Class A	—	(110,882)	—	—
Class B	—	(52,095)	—	—
Class C	—	(67,763)	—	—
Class I	—	(20,928)	—	—
Total distributions	—	(431,375)	(2,815,413)	(4,063,152)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,871,834	36,704,872	6,900,876	23,663,858
Dividends reinvested	—	298,625	2,592,227	3,533,011
	8,871,834	37,003,497	9,493,103	27,196,869
Cost of shares redeemed	(5,876,663)	(5,081,104)	(35,624,590)	(83,739,269)
Net increase (decrease) in net assets resulting from capital share transactions	2,995,171	31,922,393	(26,131,487)	(56,542,400)
Net increase (decrease) in net assets	2,621,130	33,524,246	(399,861)	(36,939,575)

NET ASSETS:
Beginning of period	44,647,955	11,123,709	343,747,465	380,687,040
End of period	$47,269,085	$44,647,955	$343,347,604	$343,747,465
Undistributed net investment income at end of period	$303,396	$111,835	$101,750	$1,047,605

See Accompanying Notes to Financial Statements

43

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING MidCap Value Fund		ING MidCap Value Choice Fund
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	February 1, 2005(1) to May 31, 2005
FROM OPERATIONS:
Net investment loss	$(706,466)	$(1,136,195)	$(10,729)	$(35)
Net realized gain (loss) on investments	9,349,406	19,472,636	391,022	(2,280)
Net change in unrealized appreciation or depreciation on investments	(8,010,419)	(16,101,733)	2,028,099	(39,844)
Net increase (decrease) in net assets resulting from operations	632,521	2,234,708	2,408,392	(42,159)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net realized gains:
Class A	—	(5,379,868)	—	—
Class B	—	(3,140,896)	—	—
Class C	—	(3,310,535)	—	—
Class I	—	(154,805)	—	—
Class Q	—	(1,507)	—	—
Total distributions	—	(11,987,611)	—	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,256,411	95,315,357	22,802,826	6,902,778
Dividends reinvested	—	9,166,148	—	—
	1,256,411	104,481,505	22,802,826	6,902,778
Cost of shares redeemed	(29,647,986)	(68,683,573)	(847,764)	(144,370)
Net increase (decrease) in net assets resulting from capital share transactions	(28,382,575)	35,797,932	21,955,062	6,758,408
Net increase (decrease) in net assets	(27,750,054)	26,045,029	24,363,454	6,716,249

NET ASSETS:
Beginning of period	153,691,004	127,645,975	6,716,249	—
End of period	$125,940,950	$153,691,004	$31,079,703	$6,716,249
Undistributed net investment income (accumulated net investment loss) at end of period	$(719,799)	$(13,333)	$23,428	$34,157

(1)          Commencement of operations

See Accompanying Notes to Financial Statements

44

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING SmallCap Value Fund		ING SmallCap Value Choice Fund
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	February 1, 2005(1) to May 31, 2005
FROM OPERATIONS:
Net investment loss	$(308,790)	$(783,394)	$(25,488)	$(3,958)
Net realized gain (loss) on investments	6,085,084	24,004,981	204,948	(11,172)
Net change in unrealized appreciation or depreciation on investments	(903,288)	(21,885,346)	1,433,815	(132,986)
Net increase (decrease) in net assets resulting from operations	4,873,006	1,336,241	1,613,275	(148,116)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net realized gains:
Class A	—	(5,340,181)	—	—
Class B	—	(1,592,895)	—	—
Class C	—	(2,730,797)	—	—
Class I	—	(31,243)	—	—
Class Q	—	(4,047)	—	—
Total distributions	—	(9,699,163)	—	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,636,144	104,901,397	9,880,444	6,598,997
Dividends reinvested	—	7,367,516	—	—
	1,636,144	112,268,913	9,880,444	6,598,997
Cost of shares redeemed	(38,393,048)	(51,689,775)	(1,357,410)	(366,916)
Net increase (decrease) in net assets resulting from capital share transactions	(36,756,904)	60,579,138	8,523,034	6,232,081
Net increase (decrease) in net assets	(31,883,898)	52,216,216	10,136,309	6,083,965

NET ASSETS:
Beginning of period	147,084,114	94,867,898	6,083,965	—
End of period	$115,200,216	$147,084,114	$16,220,274	$6,083,965
Undistributed net investment income (accumulated net investment loss) at end of period	$(322,123)	$(13,333)	$2,481	$27,969

(1)  Commencement of operations

See Accompanying Notes to Financial Statements

45

ING CONVERTIBLE FUND (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class Q
	Six Months Ended November 30,	Year Ended May 31,				Eleven Months Ended May 31,	Year Ended June 30,
	2005	2005	2004	2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$16.97	17.58	15.74	14.91	17.37	26.85	22.51
Income (loss) from investment operations:
Net investment income	$0.23	0.38 *	0.46	0.41	0.36	0.59	0.44
Net realized and unrealized gain (loss) on investments	$1.04	(0.49)	1.84	0.76	(2.28)	(4.84)	7.82
Total from investment operations	$1.27	(0.11)	2.30	1.17	(1.92)	(4.25)	8.26
Less distributions from:
Net investment income	$0.30	0.50	0.46	0.34	0.45	0.53	0.35
Net realized gain from investments	$—	—	—	—	0.09	4.70	3.57
Total distributions	$0.30	0.50	0.46	0.34	0.54	5.23	3.92
Net asset value, end of period	$17.94	16.97	17.58	15.74	14.91	17.37	26.85
Total Return(2)%	7.49	(0.72)	14.72	8.11	(11.12)	(17.50)	40.36

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$2,286	2,266	3,176	4,030	8,626	29,629	56,165
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	1.27	1.24	1.26	1.36	1.19	1.15	1.25
Gross expenses prior to expense reimbursement(3)%	1.27	1.24	1.26	1.36	1.19	1.14	1.25
Net investment income after expense reimbursement(3)(4)%	2.43	2.17	2.37	2.78	2.23	2.47	1.88
Portfolio turnover rate	% 27	72	138	97	100	145	129

(1)     The Fund changed its fiscal year end to May 31.

(2)     Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)     Annualized for periods less than one year.

(4)     The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*      Per share data calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements.

46

ING EQUITY AND BOND FUND (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class Q
	Six Months Ended November 30,	Year Ended May 31,				Eleven Months Ended May 31,	Year Ended June 30,
	2005	2005	2004	2003	2002	2001(1)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$12.75	12.38	11.63	11.98	13.23	14.94	19.04
Income (loss) from investment operations:
Net investment income	$0.11	0.13	0.17	0.28	0.42	0.44	0.54
Net realized and unrealized gain (loss) on investments	$0.33	0.40	0.86	(0.38)	(1.15)	(0.54)	(0.57)
Total from investment operations	$0.43	0.53	1.03	(0.10)	(0.73)	(0.10)	(0.03)
Less distributions from:
Net investment income	$0.14	0.16	0.28	0.25	0.47	0.47	0.40
Net realized gain from investments	$—	—	—	—	0.05	1.14	3.67
Total distributions	$0.14	0.16	0.28	0.25	0.52	1.61	4.07
Net asset value, end of period	$13.04	12.75	12.38	11.63	11.98	13.23	14.94
Total Return(2)%	3.42	4.31	8.93†	(0.61)	(5.53)	(0.70)	(0.60)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$91	116	324	222	191	373	230
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	1.28	1.44	1.49	1.50	1.40	1.25	1.30
Gross expenses prior to expense reimbursement/recoupment(3)%	1.34	1.41	1.48	1.61	1.40	1.46	1.51
Net investment income after expense reimbursement/recoupment(3)(4)%	1.62	1.33	1.39	2.70	3.31	3.61	3.36
Portfolio turnover rate	% 146	216	302	129	145	76	173

(1)     The Fund changed its fiscal year end to May 31.

(2)     Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)     Annualized for periods less than one year.

(4)     The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

†      Total return without the effect of reimbursement by affiliate for investment transaction losses would have been 8.84% for Class Q.

See Accompanying Notes to Financial Statements.

47

ING REAL ESTATE FUND (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended November 30,		Year Ended May 31,			Period Ended May 31,	Year Ended October 31,
	2005		2005		2004	2003(1)	2002	2001	2000
Per Share Operating Performance:
Net asset value, beginning of period	$15.49		13.28		11.45	9.98	9.77	9.57	8.24
Income from investment operations:
Net investment income	$0.24	*	0.54	*	0.58	0.20	0.60	0.50	0.69
Net realized and unrealized gain on investments	$1.69		3.15		2.43	1.47	0.23	0.27	1.21
Total from investment operations	$1.93		3.69		3.01	1.67	0.83	0.77	1.90
Less distributions from:
Net investment income	$0.27		0.53		0.67	0.20	0.62	0.57	0.57
Net realized gain from investments	$—		0.95		0.51	—	—	—	—
Total distributions	$0.27		1.48		1.18	0.20	0.62	0.57	0.57
Net asset value, end of period	$17.15		15.49		13.28	11.45	9.98	9.77	9.57
Total Return(2)%	12.54		28.82		27.24	16.95	8.06	7.88	23.78

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$161,320		146,499		161,904	125,645	97,331	76,188	64,447
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment and brokerage commission recapture(3)(4)%	0.87		0.90		0.96	1.00	0.98	1.00	1.00
Net expenses after expense reimbursement/recoupment and prior to brokerage commission recapture(3)(4)%	0.92		0.98		0.96	1.00	0.98	1.00	1.00
Gross expenses prior to expense reimbursement/recoupment and brokerage commission recapture(3)%	0.92		0.90		1.06	1.19	0.98	1.03	1.05
Net investment income after expense reimbursement(3)(4)%	3.33		3.70		4.69	4.26	4.29	4.84	5.71
Portfolio turnover rate	% 24		91		132	62	106	77	93

(1)     On November 4, 2002, pursuant to an Agreement and Plan of Reorganization dated August 20, 2002, all of the assets and liabilities of the CRA Realty Shares Portfolio were transferred to the newly created ING Real Estate Fund in exchange for shares of the ING Real Estate Fund. The financial highlight information presented for periods prior to November 4, 2002 reflects the activity of the CRA Realty Shares Portfolio. The ING Real Estate Fund has adopted a fiscal year end of May 31.

(2)     Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)     Annualized for periods less than one year.

(4)     The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*      Per share data calculated using weighted average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements.

48

ING LARGECAP GROWTH FUND (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months				January 8,
	Ended				2002(1) to
	November 30,	Year Ended May 31,			May 31,
	2005	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$18.47	18.69	14.71	16.93	21.04
Income (loss) from investment operations:
Net investment income (loss)	$(0.02)	0.02	(0.05)	(0.06)	(0.02)
Net realized and unrealized gain (loss) on investments	$1.25	0.37	4.03	(2.16)	(4.09)
Total from investment operations	$1.23	0.39	3.98	(2.22)	(4.11)
Less distributions from:
Net investment income	$—	0.46	—	—	—
Return of capital	$—	0.15	—	—	—
Total distribution	$—	0.61	—	—	—
Net asset value, end of period	$19.70	18.47	18.69	14.71	16.93
Total Return(2)%	6.66	2.07	27.06	(13.11)	(19.53)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$41,042	38,841	36,504	22,156	26,106
Ratios to average net assets:
Net expenses after expense reimbursement and brokerage commission recapture(3)(4)%	0.99	0.97	0.91	1.05	0.96
Net expenses after expense reimbursement and prior to brokerage commission recapture(3)(4)%	1.00	0.99	0.94	1.05	0.96
Gross expenses prior to expense reimbursement and brokerage commission recapture(3)%	1.01	0.94	1.10	1.21	0.96
Net investment loss after expense reimbursement and brokerage commission recapture(3)(4)%	(0.23)	(0.02)	(0.31)	(0.42)	(0.43)
Portfolio turnover rate	% 43	81	142	291	536

	Class Q
	Six Months Ended November 30,		Year Ended May 31,				Eleven Months Ended May 31,	Year Ended June 30,
	2005		2005	2004	2003	2002	2001(5)	2000
Per Share Operating Performance:
Net asset value, beginning of period	$18.35		18.58	14.66	16.92	24.81	43.71	28.43
Income (loss) from investment operations:
Net investment loss	$(0.03	)*	(0.06)	(0.11)	(0.15)	(0.44)	(0.17)	(0.20)
Net realized and unrealized gain (loss) on investments	$1.22		0.40	4.03	(2.11)	(7.44)	(18.26)	15.86
Total from investment operations	$1.19		0.34	3.92	(2.26)	(7.88)	(18.43)	15.66
Less distributions from:
Net investment income	$—		0.42	—	—	0.01	—	—
Net realized gain from investments	$—		—	—	—	—	0.47	0.38
Return of capital	$—		0.15	—	—	—	—	—
Total distributions	$—		0.57	—	—	0.01	0.47	0.38
Net asset value, end of period	$19.54		18.35	18.58	14.66	16.92	24.81	43.71
Total Return(2)%	6.49		1.81	26.74	(13.36)	(31.77)	(42.50)	55.57

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,582		2,037	6,035	6,178	16,840	12,534	24,838
Ratios to average net assets:
Net expenses after expense reimbursement and brokerage commission recapture(3)(4)%	1.23		1.22	1.14	1.31	1.21	1.19	1.26
Net expenses after expense reimbursement and prior to brokerage commission recapture(3)(4)%	1.24		1.24	1.17	1.31	1.21	1.19	1.26
Gross expenses prior to expense reimbursement and brokerage commission recapture(3)%	1.25		1.19	1.32	1.47	1.21	1.19	1.26
Net investment loss afterexpense reimbursement and brokerage commission recapture(3)(4)%		(0.46)	(0.27)	(0.53)	(0.66)	(0.76)	(0.50)	(0.77)
Portfolio turnover rate	% 43		81	142	291	536	331	139

(1)     Commencement of operations of Class I.

(2)     Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)     Annualized for periods less than one year.

(4)     The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

(5)     The Fund changed its fiscal year end to May 31.

*      Per share data calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements.

49

ING MIDCAP OPPORTUNITIES FUND (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended November 30,	Year Ended May 31,				Five Months Ended May 31,	Year Ended December 31,
	2005	2005	2004	2003	2002	2001(1)	2000

Per Share Operating Performance:
Net asset value, beginning of period	$13.35	12.33	10.33	11.29	14.73	19.26	21.34
Income (loss) from investment operations:
Net investment loss	$(0.04)	(0.09)	(0.09)*	(0.11)	(0.11)*	(0.06)	(0.13)
Net realized and unrealized gain (loss) on investments	$1.39	1.10	2.09	(0.85)	(3.33)	(4.47)	0.23
Total from investment operations	$1.35	1.01	2.00	(0.96)	(3.44)	(4.53)	0.10
Less distributions from:
Net realized gain on investments	$—	—	—	—	—	—	2.18
Total distributions	$—	—	—	—	—	—	2.18
Payment by affiliate	$—	0.01	—	—	—	—	—
Net asset value, end of period	$14.70	13.35	12.33	10.33	11.29	14.73	19.26
Total Return(2)%	10.11	8.27 †	19.36	(8.50)	(23.35)	(23.52)	0.08

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$3,429	3,000	2,614	10,844	39,874	52,007	68,006
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	1.10	1.22	1.17	1.09	1.26	1.52	1.36
Gross expenses prior to expense reimbursement(3)%	1.30	1.27	1.31	1.41	1.50	1.52	1.36
Net investment loss after expense reimbursement(3)(4)%	(0.55)	(0.72)	(0.81)	(0.71)	(0.95)	(0.97)	(0.66)
Portfolio turnover rate %	55	50	115	345	399	182	188

	Class Q
	Six Months Ended November 30,	Year Ended May 31,				Five Months Ended May 31,	April 4, 2000(5) to December 31,
	2005	2005	2004	2003	2002	2001(1)	2000

Per Share Operating Performance:
Net asset value, beginning of period	$13.15	12.17	10.19	11.16	14.63	19.16	22.57
Income (loss) from investment operations:
Net investment loss	$(0.06)	(0.13)	(0.10)*	(0.09)	(0.17)*	(0.08)	(0.06)
Net realized and unrealized gain (loss) on investments	$1.37	1.10	2.08	(0.88)	(3.30)	(4.45)	(1.17)
Total from investment operations	$1.31	0.97	1.98	(0.97)	(3.47)	(4.53)	(1.23)
Less distributions from:
Net realized gain from investments	$—	—	—	—	—	—	2.18
Total distributions	$—	—	—	—	—	—	2.18
Payment by affiliate	$—	0.01	—	—	—	—	—
Net asset value, end of period	$14.46	13.15	12.17	10.19	11.16	14.63	19.16
Total Return(2)%	9.96	8.05 †	19.43	(8.69)	(23.72)	(23.64)	(5.86)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$4,652	4,753	4,898	4,886	6,563	3,071	3,264
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	1.35	1.47	1.45	1.33	1.63	1.82	1.61
Gross expenses prior to expense reimbursement(3)%	1.55	1.52	1.56	1.66	1.69	1.82	1.61
Net investment loss after expense reimbursement(3)(4)%	(0.81)	(0.98)	(1.00)	(0.98)	(1.35)	(1.28)	(0.91)
Portfolio turnover rate %	55	50	115	345	399	182	188

(1)  The Fund changed its fiscal year end to May 31.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

(5)  Commencement of operations.

*            Per share data calculated using average number of shares outstanding throughout the period.

†             In 2005, the Sub-Adviser fully reimbursed the Fund for a loss on an investment transaction, which otherwise would have had a 0.08% impact on the Fund’s total return. Excluding the reimbursement, total return would have been 8.19% and 7.97% for Class I and Class Q, respectively.

See Accompanying Notes to Financial Statements.

50

ING SMALLCAP OPPORTUNITIES FUND (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended November 30,	Year Ended May 31,				Five Months Ended May 31,	Year Ended December 31,
	2005	2005	2004	2003	2002	2001(1)	2000

Per Share Operating Performance:
Net asset value, beginning of period	$24.73	22.76	18.27	24.07	39.02	47.47	59.54
Income (loss) from investment operations:
Net investment loss	$(0.09)	(0.21)	(0.23)	(0.23)	(0.36)**	(0.14)	(1.00)
Net realized and unrealized gain (loss) on investments	$3.32	2.18	4.72	(5.57)	(13.60)	(8.31)	(2.17)
Total from investment operations	$3.23	1.97	4.49	(5.80)	(13.96)	(8.45)	(3.17)
Less distributions from:
Net realized gain from investments	$—	—	—	—	0.99	—	8.90
Total distributions	$—	—	—	—	0.99	—	8.90
Net asset value, end of period	$27.96	24.73	22.76	18.27	24.07	39.02	47.47
Total Return(2)%	13.06	8.66	24.58 †	(24.10)	(36.17)	(17.80)	(5.21)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$15,942	13,359	11,526	8,510	10,700	0.00 *	0.00 *
Ratios to average net assets:
Net expenses after expense reimbursement(3)%	1.05	1.17	1.31	1.46	1.41	1.31	1.15
Gross expenses prior to expense reimbursement(3)%	1.31	1.28	1.31	1.46	1.41	1.31	1.15
Net investment loss after expense reimbursement(3)%	(0.73)	(0.91)	(1.09)	(1.37)	(1.34)	(1.03)	(0.75)
Portfolio turnover rate %	52	62	60	357	423	104	134

	Class Q
	Six Months Ended November 30,	Year Ended May 31,					Five Months Ended May 31,	April 4, 2000(4) to December 31,
	2005	2005	2004		2003	2002	2001(1)	2000

Per Share Operating Performance:
Net asset value, beginning of period	$24.54	22.64	18.22		24.07	38.81	47.20	60.86
Income (loss) from investment operations:
Net investment loss	$(0.14)	(0.27)*	(0.29	)**	(0.53)	(0.51)**	(0.20)	(0.27)
Net realized and unrealized gain (loss) on investments	$3.31	2.17	4.13		(5.32)	(13.24)	(8.19)	(4.49)
Total from investment operations	$3.17	1.90	4.42		(5.85)	(13.75)	(8.39)	(4.76)
Less distributions from:
Net realized gain from investments	$—	—	—		—	0.99	—	8.90
Total distributions	$—	—	—		—	0.99	—	8.90
Net asset value, end of period	$27.71	24.54	22.64		18.22	24.07	38.81	47.20
Total Return(2)%	12.92	8.39	24.26	†	(24.30)	(35.83)	(17.78)	(8.29)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$225	243	463		906	3,651	2,832	2,545
Ratios to average net assets:
Net expenses after expense reimbursement(3)%	1.30	1.45	1.57		1.70	1.66	1.56	1.40
Gross expenses prior to expense reimbursement(3)%	1.55	1.56	1.57		1.70	1.66	1.56	1.40
Net investment loss after expense
reimbursement(3)%	(1.00)	(1.19)	(1.36)		(1.62)	(1.62)	(1.28)	(1.10)
Portfolio turnover rate %	52	62	60		357	423	104	134

(1)  The Fund changed its fiscal year end to May 31.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  Commencement of operations.

*            Amount represents less than $1,000.

**     Per share data calculated using average number of shares outstanding throughout the period.

†             Total return without the effect of reimbursement by affiliate for investment transaction losses would have been 24.52% and 24.15% for Class I and Class Q respectively.

See Accompanying Notes to Financial Statements.

51

ING LARGECAP VALUE FUND (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended November 30, 2005	August 2, 2004(1) to May 31, 2005

Per Share Operating Performance:
Net asset value, beginning of period	$10.24	9.72
Income (loss) from investment operations:
Net investment income	$0.07	0.10
Net realized and unrealized gain (loss) on investments	$(0.10)	0.59
Total from investment operations	$(0.03)	0.69
Less distributions from:
Net investment income	$—	0.09
Net realized gains on investments %	—	0.08
Total distributions %	—	0.17
Net asset value, end of period	$10.21	10.24
Total Return(2)%	(0.29)	7.13

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$2,755	2,764
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	1.13	1.16
Gross expenses prior to expense reimbursement(3)%	1.18	1.65
Net investment after expense reimbursement(3)(4)%	1.43	1.22
Portfolio turnover rate %	17	47

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses), subject to possible reimbursement to ING Investments, LLC within three years of being incurred.

See Accompanying Notes to Financial Statements.

52

ING MAGNACAP FUND (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended November 30,	Year Ended May 31,		March 5, 2003(1) to May 31,
	2005	2005	2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$10.76	10.27	8.82	7.55
Income from investment operations:
Net investment income	$0.08	0.16	0.15	0.01
Net realized and unrealized gain on investments	$0.86	0.53	1.44	1.26
Total from investment operations	$0.95	0.69	1.59	1.27
Less distributions from:
Net investment income	$0.14	0.20	0.14	—
Total distributions	$0.14	0.20	0.14	—
Net asset value, end of period	$11.57	10.76	10.27	8.82
Total Return(2)%	8.82	6.79	18.26	16.82

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$2,601	2,454	8	7
Ratios to average net assets:
Expenses(3)%	0.81	0.80	0.88	0.92
Net investment income(3)%	0.97	1.47	1.55	2.06
Portfolio turnover rate %	31	50	28	110

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

See Accompanying Notes to Financial Statements.

53

ING MIDCAP VALUE FUND (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended November 30,	Year Ended May 31,				March 4, 2002(1) to May 31,
	2005	2005	2004		2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$11.16	11.61	8.39		10.30	10.20
Income (loss) from investment operations:
Net investment income (loss)	$(0.03)	(0.01)	0.01	**	0.01	0.01
Net realized and unrealized gain (loss) on investments	$0.07	0.44	3.21		(1.74)	0.09
Total from investment operations	$0.04	0.43	3.22		(1.73)	0.10
Less distributions from:
Net investment income	$—	—	—		0.07	—
Net realized gain from investments	$—	0.88	—		0.11	—
Total distributions	$—	0.88	—		0.18	—
Net asset value, end of period	$11.20	11.16	11.61		8.39	10.30
Total Return(2)%	0.36	3.64	38.38		(16.35)	0.98

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,429	2,037	2,157		197	71
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	1.29	1.36	1.46		1.28	1.24
Gross expenses prior to expense reimbursement/recoupment(3)%	1.29	1.26	1.34		1.70	2.60
Net investment income (loss) after expense reimbursement/recoupment(3)(4)%	(0.31)	(0.05)	0.22		0.46	0.38
Portfolio turnover rate %	24	79	70		72	133

	Class Q
	Six Months Ended November 30,	Year Ended May 31,			April 17, 2002(1) to May 31,
	2005	2005	2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$11.00	11.54	8.36	10.28	10.52
Income (loss) from investment operations:
Net investment income (loss)	$(0.04)	(0.07)	(0.02)**	0.00 *	0.00 *
Net realized and unrealized gain (loss) on investments	$0.07	0.41	3.20	(1.75)	(0.24)
Total from investment operations	$0.03	0.34	3.18	(1.75)	(0.24)
Less distributions from:
Net investment income	$—	—	—	0.06	—
Net realized gain from investments	$—	0.88	—	0.11	—
Total distributions	$—	0.88	—	0.17	—
Net asset value, end of period	$11.03	11.00	11.54	8.36	10.28
Total Return(2)%	0.27	2.85	38.04	(16.62)	(2.28)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$14	20	20	14	11
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	1.54	1.63	1.67	1.54	1.52
Gross expenses prior to expense reimbursement/recoupment(3)%	1.54	1.53	1.54	1.96	2.28
Net investment income (loss) after expense reimbursement/recoupment(3)(4)%	(0.53)	(0.65)	(0.16)	0.14	0.43
Portfolio turnover rate %	24	79	70	72	13

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*            Amount represents less than $0.01 per share.

**     Per share data calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements.

54

ING MIDCAP VALUE CHOICE FUND (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

Class I
September 16,
2005(1) to
November 30,
2005

Per Share Operating Performance:
Net asset value, beginning of period	$11.18
Income from investment operations:
Net investment income	$0.01
Net realized and unrealized income on investments	$0.38
Total from investment operations	$0.39
Net asset value, end of period	$11.57
Total Return(2)%	3.49

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$2,332
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	1.13
Gross expenses prior to expense reimbursement(3)%	2.04
Net investment income after expense reimbursement(3)(4)%	0.51
Portfolio turnover rate %	23

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

See Accompanying Notes to Financial Statements.

55

ING SMALLCAP VALUE FUND (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended November 30,	Year Ended May 31,			March 7, 2002(1) to May 31,
	2005	2005	2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$12.99	13.60	9.44	10.63	10.32
Income (loss) from investment operations:
Net investment income (loss)	$0.01	0.01	(0.04)	(0.05)	0.00 *
Net realized and unrealized gain (loss) on investments	$0.44	0.27	4.94	(0.97)	0.31
Total from investment operations	$0.45	0.28	4.90	(1.02)	0.31
Less distributions from:
Net investment income	$—	—	—	0.08	—
Net realized gain from investments	$—	0.89	0.74	0.09	—
Total distributions	$—	0.89	0.74	0.17	—
Net asset value, end of period	$13.44	12.99	13.60	9.44	10.63
Total Return(2)%	3.46	1.89	53.60	(9.49)	3.00

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$484	456	481	222	26
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	1.27	1.35	1.43	1.32	1.23
Gross expenses prior to expense reimbursement/recoupment(3)%	1.27	1.22	1.35	1.73	2.78
Net investment income (loss) after expense reimbursement/recoupment(3)(4)%	0.22	0.08	(0.37)	(0.13)	0.17
Portfolio turnover rate %	14	76	57	54	12

	Class Q
	Six Months Ended November 30,	Year Ended May 31,			April 30, 2002(1) to May 31,
	2005	2005	2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$13.07	13.71	9.53	10.63	11.01
Income (loss) from investment operations:
Net investment income (loss)	$(0.00)*	(0.02)	(0.01)	0.33	0.00 *
Net realized and unrealized gain (loss) on investments	$0.43	0.27	4.93	(1.34)	(0.38)
Total from investment operations	$0.43	0.25	4.92	(1.01)	(0.38)
Less distributions from:
Net realized gain from investments	$—	0.89	0.74	0.09	—
Total distributions	$—	0.89	0.74	0.09	—
Net asset value, end of period	$13.50	13.07	13.71	9.53	10.63
Total Return(2)%	3.29	1.65	53.29	(9.47)	(3.45)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$66	64	58	1	8
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	1.52	1.60	1.52	1.35	1.42
Gross expenses prior to expense reimbursement/recoupment(3)%	1.52	1.47	1.52	1.73	2.42
Net investment income (loss) after expense reimbursement/recoupment(3)(4)%	(0.02)	(0.16)	(1.03)	(0.32)	0.00
Portfolio turnover rate %	14	76	57	54	12

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*            Amount represents less than $0.01 per share.

See Accompanying Notes to Financial Statements.

56

ING SMALLCAP VALUE CHOICE FUND (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

Class I
June 9,
2005(1) to
November 30,
2005

Per Share Operating Performance:
Net asset value, beginning of period	$9.80
Income from investment operations:
Net realized and unrealized gain on investments	$1.30
Total from investment operations	$1.30
Net asset value, end of period	$11.10
Total Return(2)%	13.27

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$621
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	1.13
Gross expenses prior to expense reimbursement(3)%	2.38
Net investment income after expense reimbursement(3)(4)%	0.21
Portfolio turnover rate %	14

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

See Accompanying Notes to Financial Statements.

57

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. The ING Funds contained within this book are part of either ING Equity Trust (“IET”) or ING Investment Funds, Inc. (“IIF”) both of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended.

IET is a Massachusetts business trust organized on June 12, 1998 with twenty-seven separate series. Eleven of which are discussed in this report: ING Convertible Fund (“Convertible”), ING Equity and Bond Fund (“Equity and Bond”), ING Real Estate Fund (“Real Estate”), ING LargeCap Growth Fund (“LargeCap Growth”), ING MidCap Opportunities Fund (“MidCap Opportunities”), ING SmallCap Opportunities Fund (“SmallCap Opportunities”), ING LargeCap Value Fund (“LargeCap Value”), ING MidCap Value Fund (“MidCap Value”), ING MidCap Value Choice Fund (“MidCap Value Choice”), ING SmallCap Value Fund (“SmallCap Value”) and ING SmallCap Value Choice Fund (“SmallCap Value Choice”), collectively (the “Funds”). IIF is a Maryland Corporation organized on July 7, 1969 with one Portfolio, ING MagnaCap Fund (“MagnaCap”).

Each Fund offers at least three of the following classes of shares: Class A, Class B, Class C, Class I, Class M, Class O and Class Q. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Differences in per share dividend rates generally results from differences in separate class expenses, including distribution, and shareholder servicing fees. Class B shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares approximately eight years after purchase.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A.                                   Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Funds’ valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Funds’ Board of Directors/Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Fund calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Fund’s Board, in accordance with methods that are specifically authorized by the Board.

The valuation procedures techniques applied in any specific instance are likely to may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Funds related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities.

The value of a foreign security traded on an exchange outside the United States is generally based on the price of a foreign security on the principal foreign exchange where it trades as of

58

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the time a Fund determines its NAV or if the foreign exchange closes prior to the time the Fund determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange (“NYSE”) is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of securities held by a Fund in foreign securities markets. Further, the value of a Fund’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Fund. In calculating a Fund’s NAV, foreign securities in foreign currency are converted to U.S. dollar equivalents.

If an event occurs after the time at which the market for foreign securities held by the Fund closes but before the time that the Fund’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Fund determines its NAV. In such a case, the Fund will use the fair value of such securities as determined under the Fund’s valuation procedures. Events after the close of trading on a foreign market that could require the Fund to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Fund calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Fund is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Fund to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Fund determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Fund’s NAV. Investments in securities maturing in 60 days or less from the date of acquisition are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B.                                     Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method and included in interest income.

C.                                     Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars.

Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)                                  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)                                  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized

59

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government securities. These risks include but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. Government securities.

D.                                    Foreign Currency Transactions and Futures Contracts. Certain Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E.                                      Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. Each Fund pays dividends, if any, as follows:

Annually	Semi-Annually
LargeCap Growth	MagnaCap
MidCap Opportunities
SmallCap Opportunities	Quarterly
LargeCap Value	Convertible
MidCap Value	Equity and Bond
MidCap Value Choice	Real Estate
SmallCap Value
SmallCap Value Choice

Each Fund distributes capital gains, to the extent available, annually. The Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies.

F.                                      Federal Income Taxes. It is the policy of the Funds to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain for income tax purposes.

60

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

G.                                     Use of Estimates. Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America for investment companies. Actual results could differ from these estimates.

H.                                    Repurchase Agreements. Each Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Fund will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

I.                                         Options Contracts. Each Fund may purchase put and call options and may write (sell) put options and covered call options. The Funds may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. The Funds will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

J.                                        Securities Lending. Each Fund has the option to temporarily loan up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. Government securities. Generally, in the event of counterparty default, the Fund has the right to use collateral to offset losses incurred. There would be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Fund.

K.                                    Organization Expenses and Offering Costs. Costs incurred with the organization of the Funds are expensed as incurred. Costs incurred with the offering of shares of the Funds are deferred and amortized over a period of twelve months.

L.                                      Illiquid and Restricted Securities. Each Fund may not invest more than 15% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. Each Fund also may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and generally may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to procedures adopted by the Board or may be deemed to be illiquid because they may not be readily marketable.

61

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the illiquid and restricted securities are valued based upon their fair value determined under procedures approved by the Board.

M.                                 Delayed Delivery Transactions. Each Fund may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in each Fund’s Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds are required to segregate liquid assets with the Funds’ custodian sufficient to cover the purchase price.

The Equity and Bond Fund, at times, may purchase FNMA/GNMA certificates on a delayed delivery, forward or when-issued basis with payment and delivery often taking place a month or more after the initiation of the transaction. It is the Fund’s policy to record when-issued FNMA/GNMA certificates (and the corresponding obligation to pay for the securities) at the time the purchase commitment becomes fixed — generally on the trade date. It is also the Fund’s policy to segregate assets to cover its commitments for when-issued securities on trade date.

N.                                    Mortgage Dollar Roll Transactions. In connection with a Fund’s ability to purchase or sell securities on a when-issued basis, the Funds may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Funds account for dollar roll transactions as purchases and sales.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended November 30, 2005, the cost of purchases and proceeds from the sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Convertible	$45,180,459	$70,129,383
Equity and Bond	32,549,196	35,545,269
Real Estate	85,544,193	61,400,652
LargeCap Growth	129,579,782	154,434,096
MidCap Opportunities	197,605,339	248,002,861
SmallCap Opportunities	97,407,892	121,639,065
LargeCap Value	11,757,675	7,912,062
MagnaCap	103,834,436	138,511,917
MidCap Value	34,610,282	61,243,164
MidCap Value Choice	24,499,440	3,168,703
SmallCap Value	18,525,463	47,157,437
SmallCap Value Choice	10,199,193	1,523,054

U.S. Government securities not included above were as follows:

	Purchases	Sales
Equity and Bond	$45,991,683	$49,222,939

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Funds entered into Investment Management Agreements with ING Investments, LLC (the “Investment Manager”). The Investment Management Agreements compensate the Investment Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates:

As a Percent of Average Net Assets
Convertible	0.75% on first $500 million; 0.675% on next $500 million; and 0.65% in excess of $1 billion
Equity and Bond	0.75% on first $500 million; 0.675% on next $500 million; and 0.65% in excess of $1 billion
Real Estate	0.70%
LargeCap Growth	0.75% on first $500 million; 0.675% on next $500 million; and 0.65% in excess of $1 billion
MidCap Opportunities	1.00% on first $500 million; and 0.90% thereafter
SmallCap Opportunities	1.00% on first $100 million; 0.90% on next $150 million; 0.80% on next $250 million; and 0.75% in excess of $500 million
LargeCap Value	0.90% on first $50 million; 0.85% on next $450 million; and 0.80% thereafter
MagnaCap	1.00% on first $30 million; 0.75% on next $220 million; 0.625% on next $200 million; and 0.50% in excess of $450 million
MidCap Value	1.00% on first $50 million; and 0.90% thereafter
MidCap Value Choice	1.00%
SmallCap Value	1.00% on first $50 million; and 0.90% thereafter
SmallCap Value Choice	1.00%

ING Investment Management Co. (“ING IM”), a registered investment adviser, serves as Sub-Adviser to the Convertible, Equity and Bond, MidCap

62

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

Opportunities, SmallCap Opportunities and MagnaCap Funds pursuant to Sub-Advisory Agreements between the Investment Manager and ING IM.

ING Clarion Real Estate Securities L.P. (“INGCRES”), a registered investment adviser, is the Sub-Adviser to the Real Estate Fund pursuant to a Sub-Advisory Agreement between the Investment Manager and INGCRES.

Brandes Investment Partners, LP (“Brandes”), a registered investment adviser, serves as Sub-Adviser to the LargeCap Value, MidCap Value and SmallCap Value Funds pursuant to a Sub-Advisory Agreement between the Investment Manager and Brandes.

Wellington Management Company, LLP, a registered investment adviser, is the Sub-Adviser to the LargeCap Growth Fund.

NWQ Investment Management Company, LLC (“NWQ”), a registered investment advisor, serves as a Sub-Adviser to the MidCap Value Choice Fund and the SmallCap Value Choice Fund pursuant to a Sub-Advisory Agreement between the Investment Manager and NWQ.

ING Funds Services, LLC (the “Administrator” or “IFS”), serves as administrator to each Fund except MagnaCap. The Funds pay the Administrator a fee calculated at an annual rate of 0.10% of each Funds’ average daily net assets.

MagnaCap has entered into Shareholder Service Agreement with IFS whereby IFS will act as Shareholder Service Agent for the Fund. The agreement provides that IFS will be compensated for incoming and outgoing shareholder telephone calls and letters, and all reasonable out-of-pocket expenses incurred in connection with the performance of such services. Prior to March 1, 2002, IFS acted as Shareholder Service Agent for Convertible, Equity and Bond and LargeCap Growth.

MidCap Opportunities and SmallCap Opportunities also pay IFS an annual shareholder account servicing fee of $5.00, payable semi-annually, for each account of beneficial owners of shares.

The Investment Manager, ING IM, INGCRES, IFS and the Distributor are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is one of the largest financial services organizations in the world, and offers an array of banking, insurance and asset management services to both individuals and investors.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Each share class of the Funds (except Class I) has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby ING Funds Distributor, LLC (the “Distributor”) is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to reimburse or compensate expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, each class of shares of the Fund pays the Distributor a combined Distribution and/or Service Fee based on average daily net assets at the following rates:

	Class A(1)	Classes B and C	Class M	Class O	Class Q
Convertible	0.35%	1.00%	N/A	N/A	0.25%
Equity and Bond	0.35%	1.00%	N/A	N/A	0.25%
Real Estate	0.25%	1.00%	N/A	0.25%	0.25%
LargeCap Growth	0.35%	1.00%	N/A	N/A	0.25%
MidCap Opportunities	0.30%	1.00%	N/A	N/A	0.25%
SmallCap Opportunities	0.30%	1.00%	N/A	N/A	0.25%
LargeCap Value	0.25%	1.00%	N/A	N/A	N/A
MagnaCap	0.30%	1.00%	0.75%	N/A	N/A
MidCap Value	0.25%	1.00%	N/A	N/A	0.25%
MidCap Value Choice	0.25%	1.00%	N/A	N/A	N/A
SmallCap Value	0.25%	1.00%	N/A	N/A	0.25%
SmallCap Value Choice	0.25%	1.00%	N/A	N/A	N/A

(1) Effective January 1, 2005, ING Funds Distributor, LLC has also contractually agreed to waive 0.05% of the Distribution Fee for Class A shares of MidCap Opportunities and SmallCap Opportunities and 0.10% of the Distribution Fee for Class A shares of Convertible and Equity and Bond. The fee waiver is for the period beginning January 1, 2005 through December 31, 2006.

Presently, the Funds’ class-specific expenses are limited to distribution fees incurred in connection with Class A, Class B, and Class C shares and service fees in connection with Class B, Class C and Class M shares. For the six months ended November 30, 2005, the Distributor retained the following amounts in sales charges:

Initial Sales Charges:	Class A Shares	Class B Shares	Class C Shares	Class M Shares

63

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

Convertible	$2,391	N/A	N/A	N/A
Equity and Bond	632	N/A	N/A	N/A
Real Estate	1,875	N/A	N/A	N/A
LargeCap Growth	19,232	N/A	N/A	N/A
MidCap Opportunities	2,662	N/A	N/A	N/A
SmallCap Opportunities	1,262	N/A	N/A	N/A
LargeCap Value	6,204	N/A	N/A	N/A
MagnaCap	2,244	N/A	N/A	$36
MidCap Value	54	N/A	N/A	N/A
MidCap Value Choice	10,169	N/A	N/A	N/A
SmallCap Value	197	N/A	N/A	N/A
SmallCap Value Choice	4,819	N/A	N/A	N/A

Contingent Deferred Sales Charges:	Class A Shares	Class B Shares	Class C Shares	Class M Shares
Convertible	$382	N/A	$974	N/A
Equity and Bond	319	N/A	82	N/A
Real Estate	—	N/A	181	N/A
LargeCap Growth	16,513	N/A	5,625	N/A
MidCap Opportunities	102	N/A	604	N/A
SmallCap Opportunities	15	N/A	384	N/A
LargeCap Value	—	N/A	962	N/A
MagnaCap	—	N/A	62	N/A
MidCap Value	2,871	N/A	2,267	N/A
MidCap Value Choice	—	N/A	822	N/A
SmallCap Value	—	N/A	7,275	N/A
SmallCap Value Choice	—	N/A	1,648	N/A

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

The Investment Manager may direct the Funds’ portfolio managers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Fund’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Funds are reflected as brokerage commission recapture in the Statements of Operations.

At November 30, 2005, the Funds had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Services and Distribution Fees	Total
Convertible	$92,441	$12,325	$90,775	$195,541
Equity and Bond	33,426	4,457	25,260	63,143
Real Estate	151,375	21,636	26,070	199,081
LargeCap Growth	185,500	24,733	154,225	364,458
MidCap Opportunities	287,405	28,740	206,704	522,849
SmallCap Opportunities	149,518	15,700	84,459	249,677
LargeCap Value	35,018	3,891	21,423	60,332
MagnaCap	207,411	—	82,164	289,575
MidCap Value	98,100	10,443	66,814	175,357
MidCap Value Choice	23,363	2,336	12,718	38,417
SmallCap Value	90,858	9,638	58,416	158,912
SmallCap Value Choice	12,713	1,271	5,912	19,896

At November 30, 2005, the following indirect, wholly-owned subsidiaries of ING Groep owned the following Funds:

ING National Trust — Real Estate (10.58%); LargeCap Growth (13.27%); and SmallCap Opportunities (6.65%).

ING Life Insurance and Annuity Company — Real Estate (23.56%); and SmallCap Value Choice (6.88%).

During the year ended May 31, 2005, the Sub-Adviser reimbursed MidCap Opportunities $304,691 in connection with an investment transaction loss.

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES

At November 30, 2005, the funds had following payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:

Payable for
Professional Fees
Real Estate	$ 57,999

Payable for Transfer
Agent Fees
LargeCap Value	$ 9,869
SmallCap Value Choice	2,765

Payable for Offering Fees
LargeCap Value	$ 42,623
SmallCap Value Choice	$ 25,452

Payable for Shareholder Reporting Fees
Real Estate	$ 21,859

Accrued Organizational Fees
SmallCap Value Choice	$ 3,934

NOTE 8 — EXPENSE LIMITATIONS

For the following Funds, the Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

	Class A	Class B	Class C	Class I	Class O	Class Q
Convertible(1)	1.60%	2.25%	2.25%	N/A	N/A	1.50%
Equity and Bond(1)	1.60%	2.25%	2.25%	N/A	N/A	1.50%
Real Estate	1.45%	2.20%	2.20%	1.00%	1.45%	1.45%
LargeCap Growth	1.45%	2.10%	2.10%	1.10%	N/A	1.35%
MidCap Opportunities(1)	1.75%	2.45%	2.45%	1.45%	N/A	1.60%
LargeCap Value	1.45%	2.20%	2.20%	1.20%	N/A	N/A
MidCap Value	1.75%	2.50%	2.50%	1.50%	N/A	1.75%
MidCap Value Choice	1.50%	2.25%	2.25%	1.25%	N/A	N/A
SmallCap Value	1.75%	2.50%	2.50%	1.50%	N/A	1.75%
SmallCap Value Choice	1.50%	2.25%	2.25%	1.25%	N/A	N/A

(1) Effective January 1, 2005, pursuant to a side agreement, ING Investments has lowered the expense limits for Convertible, Equity and Bond, MidCap Opportunities and SmallCap Opportunities through at least December 31, 2006. The expense limits for the Funds are as follows:

	Class A	Class B	Class C	Class I	Class Q
Convertible(1)	1.33%	2.08%	2.08%	N/A	1.33%

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NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 8 — EXPENSE LIMITATIONS (continued)

	Class A	Class B	Class C	Class I	Class Q
Equity and Bond	1.36%	2.11%	2.11%	N/A	1.36%
MidCap Opportunities	1.50%	2.25%	2.25%	1.25%	1.50%
SmallCap Opportunities	1.50%	2.25%	2.25%	1.25%	1.50%

If, after December 31, 2006, ING Investments elects not to renew the side agreement, the expense limits will revert to the limits listed in the table above. For SmallCap Opportunities, the Fund will no longer have an expense limitation. There is no guarantee that this side agreement will continue after that date. The side agreement will only renew if ING Investments elects to renew it. Any fees waived pursuant to the side agreement shall not be eligible for recoupment.

The Investment Manager may at a later date recoup from a Fund management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Manager of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Fund. Amounts payable by the Investment Manager are reflected on the accompanying Statements of Assets and Liabilities for each Fund.

As of November 30, 2005, the cumulative amounts of waived or reimbursed fees that are subject to possible recoupment by the Investment Manager, and the related expiration dates are as follows:

	November 30,
	2006	2007	2008	Total
Equity and Bond	$65,870	—	—	$65,870
LargeCap Growth	365,234	$82,149	$13,541	460,924
MidCap Opportunities	461,250	—	—	461,250
LargeCap Value	—	145,120	65,917	211,037
MidCap Value Choice	—	—	114,069	114,069
SmallCap Value Choice	—	—	108,508	108,508

The Expense Limitation Agreements are contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 9 — LINE OF CREDIT

All of the Funds included in this report, in addition to certain other funds managed by the Investment Manager have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Funds; and (3) enable the Funds to meet other emergency expenses as defined in the Credit Agreement. The Funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. The following Funds utilized the line of credit during the six months ended November 30, 2005:

	Days Utilized	Approximate Average Daily Balance for Days Utilized	Approximate Weighted Average Interest Rate for Days Utilized
Covertible	61	$1,131,148	4.13%
MidCap Opportunities	5	884,000	3.71%
MagnaCap	1	500,000	3.46%
SmallCap Value	14	452,143	4.00%

65

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2005 (Unaudited) (Continued)

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Class A Shares		Class B Shares		Class C Shares
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	November 30,	May 31,	November 30,	May 31,	November 30,	May 31,
	2005	2005	2005	2005	2005	2005
Convertible (Number of Shares)
Shares sold	241,232	746,464	33,252	242,746	48,797	187,780
Dividends reinvested	32,355	62,283	16,710	35,628	16,262	32,760
Shares redeemed	(637,583)	(1,288,902)	(517,241)	(1,421,080)	(434,360)	(926,660)
Net decrease in shares outstanding	(363,996)	(480,155)	(467,279)	(1,142,706)	(369,301)	(706,120)

Convertible ($)
Shares sold	$4,413,227	$13,563,145	$673,395	$4,839,782	$917,166	$3,495,036
Dividends reinvested	592,821	1,132,422	339,063	713,078	306,752	610,790
Shares redeemed	(11,703,493)	(23,291,225)	(10,431,000)	(28,289,877)	(8,140,589)	(17,172,719)
Net decrease	$(6,697,445)	$(8,595,658)	$(9,418,542)	$(22,737,017)	$(6,916,671)	$(13,066,893)

	Class Q Shares
	Six Months Ended November 30, 2005	Year Ended May 31, 2005
Convertible (Number of Shares)
Shares sold	9,700	13,451
Dividends reinvested	1,966	4,064
Shares redeemed	(17,804)	(64,616)
Net decrease in shares outstanding	(6,138)	(47,101)

Convertible ($)
Shares sold	$170,820	$242,612
Dividends reinvested	34,938	71,630
Shares redeemed	(316,315)	(1,128,439)
Net decrease	$(110,557)	$(814,197)

	Class A Shares		Class B Shares		Class C Shares
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	November 30,	May 31,	November 30,	May 31,	November 30,	May 31,
	2005	2005	2005	2005	2005	2005
Equity and Bond (Number of Shares)
Shares sold	271,732	206,394	44,839	212,326	14,558	77,584
Dividends reinvested	22,482	31,955	2,797	5,555	4,176	6,104
Shares redeemed	(374,327)	(690,486)	(311,281)	(574,690)	(127,254)	(246,742)
Net decrease in shares outstanding	(80,113)	(452,137)	(263,645)	(356,809)	(108,520)	(163,054)

Equity and Bond ($)
Shares sold	$3,516,483	$2,612,580	$629,894	$2,905,920	$180,077	$945,085
Dividends reinvested	292,201	406,731	39,217	76,561	51,751	74,314
Shares redeemed	(4,872,003)	(8,744,367)	(4,342,693)	(7,846,198)	(1,577,977)	(2,975,674)
Net decrease	$(1,063,319)	$(5,725,056)	$(3,673,582)	$(4,863,717)	$(1,346,149)	$(1,956,275)

	Class Q Shares
	Six Months Ended November 30, 2005	Year Ended May 31, 2005
Equity and Bond (Number of Shares)
Shares sold	3,115	3,475
Dividends reinvested	100	296
Shares redeemed	(5,376)	(20,797)
Net decrease in shares outstanding	(2,161)	(17,026)

Equity and Bond ($)
Shares sold	$40,672	$43,824
Dividends reinvested	1,294	3,746
Shares redeemed	(69,871)	(263,639)
Net decrease	$(27,905)	$(216,069)

66

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2005 (Unaudited) (Continued)

NOTE 10 — CAPITAL SHARES (continued)

	Class A Shares		Class B Shares		Class C Shares
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	November 30,	May 31,	November 30,	May 31,	November 30,	May 31,
	2005	2005	2005	2005	2005	2005
Real Estate (Number of Shares)
Shares sold	1,535,848	2,672,995	72,420	120,324	20,079	79,409
Dividends reinvested	72,988	240,016	2,971	16,271	1,543	17,279
Shares redeemed	(470,959)	(312,442)	(30,725)	(57,761)	(43,653)	(125,197)
Net increase (decrease) in shares outstanding	1,137,877	2,600,569	44,666	78,834	(22,031)	(28,509)

Real Estate ($)
Shares sold	$24,245,488	$37,474,130	$1,149,872	$1,684,252	$329,293	$1,123,254
Dividends reinvested	1,156,477	3,364,258	47,148	228,441	25,208	248,472
Shares redeemed	(7,331,075)	(4,373,486)	(486,635)	(814,232)	(711,715)	(1,817,293)
Net increase (decrease)	$18,070,890	$36,464,902	$710,385	$1,098,461	$(357,214)	$(445,567)

	Class I Shares		Class O
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	September 15, 2004(1) to May 31, 2005
Real Estate (Number of Shares)
Shares sold	922,815	1,805,989	708,056	1,203,117
Dividends reinvested	124,057	813,054	15,643	23,737
Shares redeemed	(1,098,313)	(4,501,141)	(426,213)	(395,985
Shares redeemed in-kind	—	(855,950)	—	—
Net increase (decrease) in shares outstanding	(51,441)	(2,738,048)	297,486	830,869

Real Estate ($)
Shares sold	$15,248,855	$26,036,921	$11,222,741	$17,120,666
Dividends reinvested	2,053,823	11,863,991	247,806	334,216
Shares redeemed	(18,009,551)	(65,604,769)	(6,686,397)	(5,586,094)
Shares redeemed in-kind	—	(12,899,167)	—	—
Net increase (decrease)	$(706,873)	$(40,603,024)	$4,784,150	$11,868,788

	Class A Shares		Class B Shares		Class C Shares
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	November 30,	May 31,	November 30,	May 31,	November 30,	May 31,
	2005	2005	2005	2005	2005	2005
LargeCap Growth (Number of Shares)
Shares sold	684,921	3,644,997	229,082	1,124,070	219,012	958,053
Dividends reinvested	—	146,396	—	111,849	—	49,054
Shares redeemed	(1,154,961)	(3,636,558)	(1,030,315)	(1,920,175)	(553,266)	(1,057,805)
Net increase (decrease) in shares outstanding	(470,040)	154,835	(801,233)	(684,256)	(334,254)	(50,698)

LargeCap Growth ($)
Shares sold	$12,575,725	$63,972,065	$4,060,837	$19,164,793	$3,862,381	$16,165,467
Dividends reinvested	—	2,601,451	—	1,933,935	—	845,684
Shares redeemed	(21,153,716)	(63,093,074)	(18,311,087)	(32,423,831)	(9,822,080)	(17,832,172)
Net increase (decrease)	$(8,577,991)	$3,480,442	$(14,250,250)	$(11,325,103)	$(5,959,699)	$(821,021)

(1) Commencement of operations.

67

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2005 (Unaudited) (Continued)

NOTE 10 — CAPITAL SHARES (continued)

	Class I Shares		Class Q Shares
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005
LargeCap Growth (Number of Shares)
Shares sold	132,470	431,875	11,073	47,315
Dividends reinvested	—	66,417	—	7,030
Shares redeemed	(151,223)	(348,951)	(41,090)	(268,176)
Net increase (decrease) in shares outstanding	(18,753)	149,341	(30,017)	(213,831)

LargeCap Growth ($)
Shares sold	$2,514,478	$7,799,272	$209,078	$854,019
Dividends reinvested	—	1,216,755	—	128,161
Shares redeemed	(2,861,281)	(6,288,069)	(775,972)	(4,787,745)
Net increase (decrease)	$(346,803)	$2,727,958	$(566,894)	$(3,805,565)

	Class A Shares		Class B Shares		Class C Shares
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	November 30,	May 31,	November 30,	May 31,	November 30,	May 31,
	2005	2005	2005	2005	2005	2005

MidCap Opportunities (Number of Shares)
Shares sold	820,946	1,653,655	92,044	330,659	46,670	142,087
Shares redeemed	(1,377,344)	(3,589,399)	(2,213,693)	(5,628,788)	(1,053,670)	(3,341,815)
Net decrease in shares outstanding	(556,398)	(1,935,744)	(2,121,649)	(5,298,129)	(1,007,000)	(3,199,728)

MidCap Opportunities ($)
Shares sold	$11,245,095	$20,443,482	$1,196,717	$3,927,636	$606,635	$1,663,378
Shares redeemed	(18,807,193)	(44,171,966)	(28,796,237)	(66,452,972)	(13,580,990)	(39,158,419)
Net decrease	$(7,562,098)	$(23,728,484)	$(27,599,520)	$(62,525,336)	$(12,974,355)	$(37,495,041)

	Class I Shares		Class Q Shares
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005
MidCap Opportunities (Number of Shares)
Shares sold	24,271	100,583	798	4,452
Shares redeemed	(15,659)	(87,970)	(40,527)	(45,376)
Net increase (decrease) in shares outstanding	8,612	12,613	(39,729)	(40,924)

MidCap Opportunities ($)
Shares sold	$338,732	$1,283,850	$10,983	$54,226
Shares redeemed	(218,189)	(1,137,696)	(565,745)	(550,288)
Net increase (decrease)	$120,543	$146,154	$(554,762)	$(496,062)

	Class A Shares		Class B Shares		Class C Shares
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	November 30,	May 31,	November 30,	May 31,	November 30,	May 31,
	2005	2005	2005	2005	2005	2005
SmallCap Opportunities (Number of Shares)
Shares sold	450,111	1,150,994	26,170	73,681	54,568	38,128
Shares redeemed	(753,601)	(2,002,230)	(551,575)	(1,847,128)	(293,870)	(836,216)
Net decrease in shares outstanding	(303,490)	(851,236)	(525,405)	(1,773,447)	(239,302)	(798,088)

SmallCap Opportunities ($)
Shares sold	$11,751,839	$26,511,083	$619,231	$1,560,259	$1,342,548	$797,289
Shares redeemed	(19,451,484)	(46,131,710)	(13,088,220)	(39,147,390)	(6,905,919)	(17,817,574)
Net decrease	$(7,699,645)	$(19,620,627)	$(12,468,989)	$(37,587,131)	$(5,563,371)	$(17,020,285)

68

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2005 (Unaudited) (Continued)

NOTE 10 — CAPITAL SHARES (continued)

	Class I Shares		Class Q Shares
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005
SmallCap Opportunities (Number of Shares)
Shares sold	72,222	163,102	114	—
Shares redeemed	(42,121)	(129,421)	(1,872)	(10,556)
Net increase (decrease) in shares outstanding	30,101	33,681	(1,758)	(10,556)

SmallCap Opportunities ($)
Shares sold	$1,895,146	$3,862,236	$2,838	$—
Shares redeemed	(1,096,007)	(3,055,561)	(49,384)	(240,386)
Net increase (decrease)	$799,139	$806,675	$(46,546)	$(240,386)

	Class A Shares		Class B Shares		Class C Shares
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	November 30,	May 31,	November 30,	May 31,	November 30,	May 31,
	2005	2005	2005	2005	2005	2005
LargeCap Value (Number of Shares)
Shares sold	583,731	1,928,832	105,551	680,221	170,746	824,172
Dividends reinvested	—	16,396	—	5,318	—	6,765
Shares redeemed	(294,834)	(277,874)	(133,784)	(125,461)	(146,411)	(108,362)
Net increase (decrease) in shares outstanding	288,897	1,667,354	(28,233)	560,078	24,335	722,575

LargeCap Value ($)
Shares sold	$6,077,472	$19,233,492	$1,007,336	$6,741,511	$1,787,026	$8,149,480
Dividends reinvested	—	169,247	—	54,681	—	69,674
Shares redeemed	(3,069,692	(2,791,261)	(1,288,651)	(1,256,388)	(1,518,320)	(1,073,378)
Net increase (decrease)	$3,007,780	$16,611,478	$(281,315)	$5,539,804	$268,706	$7,145,776

	Class I Shares
	Six Months Ended November 30, 2005	August 2, 2004(1) to May 31, 2005
LargeCap Value (Number of Shares)
Shares sold	—	269,470
Dividends reinvested	—	472
Net increase in shares outstanding	—	269,942

LargeCap Value ($)
Shares sold	$—	$2,620,312
Dividends reinvested	—	5,023
Net increase	$—	$2,625,335

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005
MagnaCap (Number of Shares)
Shares sold	500,414	1,657,369	77,736	226,531	19,497	64,507
Dividends reinvested	220,004	320,325	2,708	7,431	428	1,938
Shares redeemed	(2,188,939)	(5,070,229)	(834,773)	(2,030,048)	(78,873)	(606,386)
Net decrease in shares outstanding	(1,468,521)	(3,092,535)	(754,329)	(1,796,086)	(58,948)	(539,941)

MagnaCap ($)
Shares sold	$5,628,406	$17,606,524	$848,808	$2,337,914	$211,967	$670,241
Dividends reinvested	2,514,530	3,397,764	29,631	74,454	4,685	19,427
Shares redeemed	(24,636,645)	(54,235,720)	(9,073,061)	(20,941,729)	(856,687)	(6,330,142)
Net decrease	$(16,493,709)	$(33,231,432)	$(8,194,622)	$(18,529,361)	$(640,035)	$(5,640,474)

(1) Commencement of operations.

69

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2005 (Unaudited) (Continued)

NOTE 10 — CAPITAL SHARES (continued)

	Class I Shares		Class M Shares
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005
MagnaCap (Number of Shares)
Shares sold	17,517	287,655	1,474	2,866
Dividends reinvested	2,699	2,207	1,131	1,681
Shares redeemed	(23,505)	(62,608)	(70,781)	(146,040)
Net increase (decrease) in shares outstanding	(3,289)	227,254	(68,176)	(141,493)

MagnaCap ($)
Shares sold	$195,760	$3,019,036	$15,935	$30,143
Dividends reinvested	30,595	23,921	12,786	17,445
Shares redeemed	(263,771)	(678,262)	(794,426)	(1,544,972)
Net increase (decrease)	$(37,416)	$2,364,695	$(765,705)	$(1,497,384)

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005
MidCap Value (Number of Shares)
Shares sold	80,245	5,114,273	7,765	1,232,983	12,266	2,022,716
Dividends reinvested	—	384,981	—	214,520	—	213,558
Shares redeemed	(1,280,061)	(4,131,796)	(521,934)	(982,927)	(789,639)	(1,116,536)
Net increase (decrease) in shares outstanding	(1,199,816)	1,367,458	(514,169)	464,576	(777,373)	1,119,738

MidCap Value ($)
Shares sold	$903,746	$58,408,030	$88,527	$13,972,822	$137,214	$22,877,087
Dividends reinvested	—	4,301,663	—	2,360,063	—	2,349,128
Shares redeemed	(14,418,873)	(45,656,579)	(5,724,099)	(10,661,218)	(8,750,901)	(12,117,251)
Net increase (decrease)	$(13,515,127)	$17,053,114	$(5,635,572)	$5,671,667	$(8,613,687)	$13,108,964

	Class I Shares		Class Q Shares
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005
MidCap Value (Number of Shares)
Shares sold	11,676	5,146	—	—
Dividends reinvested	—	13,621	—	135
Shares redeemed	(66,739)	(21,922)	(609)	—
Net increase (decrease) in shares outstanding	(55,063)	(3,155)	(609)	135

MidCap Value ($)
Shares sold	$135,924	$57,418	$—	$—
Dividends reinvested	—	153,787	—	1,507
Shares redeemed	(747,002)	(248,525)	(7,111)	—
Net increase (decrease)	$(611,078)	$(37,320)	$(7,111)	$1,507

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2005	February 1, 2005(1) to May 31, 2005	Six Months Ended November 30, 2005	February 1, 2005(1) to May 31, 2005	Six Months Ended November 30, 2005	February 7, 2005(1) to May 31, 2005
MidCap Value Choice (Number of Shares)
Shares sold	1,026,374	366,818	199,955	119,954	667,393	202,489
Shares redeemed	(36,799)	(5,897)	(20,547)	(8,699)	(20,414)	(44)
Net increase in shares outstanding	989,575	360,921	179,408	111,255	646,979	202,445

MidCap Value Choice ($)
Shares sold	$11,160,537	$3,683,883	$2,172,270	$1,205,214	$7,193,247	$2,013,681
Shares redeemed	(405,587)	(58,380)	(219,460)	(85,553)	(222,717)	(437)
Net increase	$10,754,950	$3,625,503	$1,952,810	$1,119,661	$6,970,530	$2,013,244

(1) Commencement of operations.

70

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2005 (Unaudited) (Continued)

NOTE 10 — CAPITAL SHARES (continued)

Class I Shares
September 16, 2005(1) to November 30, 2005
MidCap Value Choice (Number of Shares)
Shares sold	201,529
Net increase in shares outstanding	201,529

MidCap Value Choice ($)
Shares sold	$2,276,772
Net increase	$2,276,772

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005
SmallCap Value (Number of Shares)
Shares sold	111,210	5,230,307	2,306	765,833	7,755	1,882,329
Dividends reinvested	—	324,889	—	98,206	—	137,839
Shares redeemed	(1,815,613)	(2,737,178)	(342,911)	(401,226)	(728,202)	(830,191)
Net increase (decrease) in shares outstanding	(1,704,403)	2,818,018	(340,605)	462,813	(720,447)	1,189,977

SmallCap Value ($)
Shares sold	$1,484,951	$69,819,490	$30,030	$10,174,122	$101,163	$24,899,975
Dividends reinvested	—	4,280,838	—	1,271,765	—	1,783,641
Shares redeemed	(24,374,167)	(35,961,144)	(4,484,754)	(5,088,317)	(9,528,235)	(10,607,956)
Net increase (decrease)	$(22,889,216)	$38,139,184	$(4,454,724)	$6,357,570	$(9,427,072)	$16,075,660

	Class A Shares		Class Q Shares
	Six Months Ended November 30, 2005	Year Ended May 31, 2005	Six Months Ended November 30, 2005	Year Ended May 31, 2005
SmallCap Value (Number of Shares)
Shares sold	1,417	206	—	370
Dividends reinvested	—	2,052	—	303
Shares redeemed	(465)	(2,509)	—	—
Net increase (decrease) in shares outstanding	952	(251)	—	673

SmallCap Value ($)
Shares sold	$20,000	$2,810	$—	$5,000
Dividends reinvested	—	27,225	—	4,047
Shares redeemed	(5,892)	(32,358)	—	—
Net increase (decrease)	$14,108	$(2,323)	$—	$9,047

	Class A Shares		Class B Shares		Class C Shares
	Six Months Ended November 30, 2005	February 1, 2005(1) to May 31, 2005	Six Months Ended November 30, 2005	February 1, 2005(1) to May 31, 2005	Six Months Ended November 30, 2005	February 2, 2005(1) to May 31, 2005
SmallCap Value Choice (Number of Shares)
Shares sold	641,885	452,026	62,027	61,887	198,630	161,297
Shares redeemed	(89,871)	(36,482)	(18,605)	—	(20,740)	(2,662)
Net increase in shares outstanding	552,014	415,544	43,422	61,887	177,890	158,635

SmallCap Value Choice ($)
Shares sold	$6,592,719	$4,431,614	$648,967	$599,786	$2,067,606	$1,567,540
Shares redeemed	(940,796)	(340,176)	(196,059)	—	(217,614)	(26,683)
Net increase	$5,651,923	$4,091,438	$452,908	$599,786	$1,849,992	$1,540,857

(1) Commencement of operations.

71

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2005 (Unaudited) (Continued)

NOTE 10 — CAPITAL SHARES (continued)

Class I Shares
June 6, 2005(1) to November 30, 2005
SmallCap Value Choice (Number of Shares)
Shares sold	56,262
Shares redeemed	(268)
Net increase in shares outstanding	55,994

SmallCap Value Choice ($)
Shares sold	$571,152
Shares redeemed	(2,941)
Net increase	$568,211

(1) Commencement of operations.

NOTE 11 — SECURITIES LENDING

Under an agreement with The Bank of New York (“BNY”), the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. Government securities. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The collateral received is reflected in the Portfolio of Investments as collateral for securities loaned. Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising their right to dispose of the collateral. The Funds bear the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Fund. At November 30, 2005, the Funds had securities on loan with the following market values:

	Value of Securities	Value of
	Loaned	Collateral
Convertible	$27,316,239	$28,047,345
LargeCap Growth	65,420,296	67,516,273
MidCap Opportunities	63,015,280	64,263,537
SmallCap Opportunities	37,733,744	38,543,719
MagnaCap	33,715,926	34,582,823
MidCap Value	31,253,978	32,728,403
SmallCap Value	30,549,542	32,464,344

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended November 30, 2005	Year Ended May 31, 2005
	Ordinary Income	Ordinary Income	Long-Term Capital Gains	Return of Capital
Convertible	$1,990,710	$3,918,082	$—	$—
Equity and Bond	465,300	734,640	—	—
Real Estate	4,057,645	14,384,321	8,486,213	—
LargeCap Growth	—	5,873,150	—	2,601,959
LargeCap Value	—	431,375	—	—
MagnaCap	2,815,413	4,063,152	—	—
MidCap Value	—	6,754,843	5,232,768	—
SmallCap Value	—	4,253,596	5,445,567	—

(1) Composition of dividends and distributions presented herein differ from final amounts based of the Fund’s tax year-end of December 31, 2004.

72

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2005 (Unaudited) (Continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of May 31, 2005 were:

				Post
	Undistributed	Undistributed Long Term	Unrealized Appreciation/	October Losses	Capital Loss	Expiration
	Ordinary Income	Capital Gains	Depreciation	Deferred	Carryforwards	Dates
Convertible	$974,914	$—	$(190,267)	$—	$(55,590,717)	2010
					(15,497,042)	2011
					$(71,087,759)
Equity and Bond	116,918	—	2,889,064	—	$(506,406)	2010
					(4,569,236)	2011
					(8,878,255)	2012
					$(13,953,897)
Real Estate(1)	—	3,357,328	57,782,259	—	$—
LargeCap Growth	—	—	47,552,637	(1,229,657)	$(129,467,771)	2009
					(140,176,886)	2010
					(117,098,211)	2011
					(1,005,295)	2013
					$(387,748,163)*
MidCap Opportunities	—	—	76,285,951	—	$(108,920,284)	2008
					(85,637,489)	2009
					(21,217,297)	2010
					(9,824,346)	2011
					$(225,599,416)*
SmallCap Opportunities	—	—	51,684,673	—	$(45,566,046)	2009
					(106,886,756)	2010
					(167,319,499)	2011
					$(319,772,301)*
LargeCap Value	1,828,601	102,032	(314,007)	—	$—
MagnaCap	1,047,605	—	42,511,008	—	$(2,643,213)	2009
					(29,034,094)	2010
					(54,622,208)	2012
					$(86,299,515)
MidCap Value	7,540,219	5,335,877	(14,472,352)	—	$—
MidCap Value Choice	53,268	—	(61,235)	—	$—
SmallCap Value	13,801,588	6,729,717	(17,010,956)	—	$—
SmallCap Value Choice	28,711	—	(144,900)	—	$—

* Utilization of these capital losses is subject to annual limitations under Section 382 of The Internal Revenue Code.

(1) As of the Fund’s tax year ended December 31, 2004.

NOTE 13 — ILLIQUID SECURITIES

Pursuant to guidelines adopted by the Funds’ Board, the following securities have been deemed to be illiquid. The Funds may invest up to 15% of its net assets in illiquid securities. Fair value for these securities was determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

		Shares/	Initial			Percent
		Principal	Acquisition			of Net
Fund	Security	Amount	Date	Cost	Value	Assets
Convertible	Winstar Communications, Inc.	51,932	11/6/98	$2,364,096	$5	0.00%
Equity and Bond	Alpine III, 4.882%, due 8/16/14	13,000	10/17/05	$13,032	$13,037	0.00%
	Alpine III, 5.290%, due 8/16/14	13,000	10/17/05	13,032	13,036	0.00%
	Alpine III, 7.090%, due 8/16/14	20,000	10/17/05	20,049	20,097	0.00%
	Alpine III, 10.340%, due 8/16/14	35,000	10/17/05	35,777	36,006	0.00%
	Dayton Superior Corp., expires 6/15/09	400	8/31/01	7,446	4	0.00%
	North Atlantic Trading Co., Inc.	1,209	5/4/04	12	1	0.00%
	Winstar Communications, Inc., 12.750%, due 4/15/10	500,000	1/10/01	386,500	50	0.00%
				$475,848	$82,231	0.00%

73

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2005 (Unaudited) (Continued)

NOTE 14 — SUBSEQUENT EVENT

On November 29, 2005, the shareholders of ING Equity and Bond Fund approved the reorganization with and merger into the ING Balanced Fund. The reorganization was completed on December 2, 2005. Accordingly, the ING Equity and Bond Fund is no longer offering its shares.

NOTE 15 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

ING Investments has reported to the Boards of Directors/Trustees (the “Boards”) of the ING Funds that, like many U.S. financial services companies, ING Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, ING Investments reported that management of U.S. affiliates of ING Groep N.V., including ING Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Board.

ING Investments has advised the Board that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. ING Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, ING Investments has advised the Board that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

In September 2005, ING Funds Distributor, LLC (“IFD”), the distributor of certain ING Funds, settled an administrative proceeding with the NASD regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading. Under the terms of the Letter of Acceptance, Waiver and Consent (“AWC”) with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and (iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

In addition to the arrangements discussed above, ING Investments reported to the Board that, at this time, these instances include the following, in addition to the arrangements subject to the AWC discussed above:

•                  Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•                  ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•                  In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific

74

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2005 (Unaudited) (Continued)

NOTE 15 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters and the AWC, you may consult the Form 8-K and Form 8-K/A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the “SEC”) on October 29, 2004 and September 8, 2004. These Forms 8-K and Forms 8-K/A can be accessed through the SEC’s Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds.

ING Investments reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ING Investments advised the Board that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•                  ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. ING Investments reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•                  ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•                  The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•                  ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•                  ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

As has been widely reported in the media, the New York Attorney General’s office (“NYAG”) is conducting broad investigations regarding insurance quoting and brokerage practices. ING U.S. has been subpoenaed in this regard, and is cooperating fully with these NYAG requests for information.

ING U.S. believes that its practices are consistent with our business principles and our commitment to our customers.

At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

75

Ing Convertible Fund	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED)

Shares			Value
COMMON STOCK: 6.8%
		Advertising: 0.0%
30,000	@,L	Dean Foods Co.	$1,145,700
6,000	@,L	TreeHouse Foods, Inc.	118,320
			1,264,020
		Healthcare-Services: 0.6%
12,000	@	WellPoint, Inc.	921,960
			921,960
		Investment Companies: 3.0%
35,000		SPDR Trust Series 1	4,389,350
			4,389,350
		Miscellaneous Manufacturing: 0.9%
36,000		General Electric Co.	1,285,920
			1,285,920
		Retail: 0.6%
18,000		Wal-Mart Stores, Inc.	874,080
			874,080
		Software: 0.9%
61,500	@	Open Solutions, Inc.	1,362,840
			1,362,840
		Total Common Stock (Cost $7,303,093)	10,098,170
PREFERRED STOCK: 27.4%
		Advertising: 0.5%
20,000		Interpublic Group of Cos., Inc.	721,400
			721,400
		Auto Manufacturers: 1.2%
85,000	C	General Motors Corp.	1,844,500
			1,844,500
		Chemicals: 0.9%
29,700		Huntsman Corp.	1,283,931
			1,283,931
		Diversified Financial Services: 2.1%
95,000	@	Citigroup Funding, Inc.	3,158,560
			3,158,560
		Electric: 1.6%
1,920	#,C	NRG Energy, Inc.	2,356,800
			2,356,800
		Food: 0.8%
50,000		Albertson’s, Inc.	1,165,500
			1,165,500
		Gas: 1.2%
9,500	L,C	SEMCO Energy, Inc	1,831,125
			1,831,125
		Insurance: 7.6%
35,000		Hartford Financial Services Group, Inc.	2,761,850
47,500	@@	IPC Holdings Ltd.	1,353,750
70,000	@@	Reinsurance Group of America	4,208,750
118,000	C	Travelers Property Casualty Corp.	2,980,680
			11,305,030

Shares			Value
		Media: 0.7%
25,000	@,C	Comcast Corp.	$1,062,500
			1,062,500
		Mining: 1.5%
1,900		Freeport-McMoRan Copper & Gold, Inc.	2,156,263
			2,156,263
		Oil and Gas: 3.1%
35,000	#	Chesapeake Energy Corp.	4,571,875
			4,571,875
		Packaging and Containers: 0.3%
10,800	C	Owens-Illinois, Inc.	394,200
			394,200
		Real Estate Investment Trusts: 1.3%
83,000		FelCor Lodging Trust, Inc.	1,983,700
			1,983,700
		Retail: 0.8%
52,800		Rite Aid Corp.	1,152,096
			1,152,096
		Savings and Loans: 1.2%
39,200		Sovereign Capital Trust	1,773,800
			1,773,800
		Software: 1.3%
2,000	C	Lucent Technologies Capital Trust I	1,932,750
			1,932,750
		Sovereign: 1.3%
20	C	Fannie Mae	1,846,195
			1,846,195
		Telecommunications: 0.0%
51,932	@,X,**,C,I	Winstar Communications, Inc.	5
			5
		Total Preferred Stock
		(Cost $40,522,796)	40,540,230

Principal Amount			Value
CONVERTIBLE CORPORATE BONDS: 63.2%
		Advertising 1.5%
$2,000,000	L	Lamar Advertising Co., 2.875%, due 12/31/10	2,147,500
			2,147,500
		Aerospace/Defense: 5.1%
1,900,000	C	EDO Corp., 4.000%, due 11/15/25	1,921,375
2,850,000	#,C	L-3 Communications Corp., 3.000%, due 08/01/35	2,785,875
3,460,000	C	Spacehab, Inc., 8.000%, due 10/15/07	2,906,399
			7,613,649
		Auto Parts and Equipment: 1.2%
4,000,000	C	Lear Corp., 4.860%, due 02/20/22	1,730,000
			1,730,000

See Accompanying Notes to Financial Statements

76

Ing Convertible Fund	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Biotechnology: 1.9%
$2,793,000	C,L	Millennium Pharmaceuticals, Inc., 5.500%, due 01/15/07	$2,772,053
			2,772,053
		Building Materials: 0.7%
1,500,000	@@,C	Holcim Capital Corp., Ltd.	1,039,889
			1,039,889
		Chemicals: 0.5%
960,000		Hercules, Inc., 6.500%, due 06/30/29	710,400
			710,400
		Commercial Services: 2.5%
1,190,000	#,C	Euronet Worldwide, Inc., 3.500%, due 10/15/25	1,146,863
2,500,000	#,C,L	Euronet Worldwide, Inc., 1.625%, due 12/15/24	2,487,500
			3,634,363
		Diversified Financial Services: 2.5%
980,000	@@,#,L	AngloGold Holdings PLC, 2.375%, due 02/27/09	988,575
2,870,000	C,L	Ocwen Financial Corp., 3.250%, due 08/01/24	2,665,513
			3,654,088
		Electric: 1.6%
2,000,000	C	Centerpoint Energy, Inc., 3.750%, due 05/15/23	2,415,000
			2,415,000
		Electronics: 0.9%
1,500,000	@@,L	Flextronics Intl. Ltd., 1.000%, due 08/01/10	1,359,375
			1,359,375
		Engineering and Construction: 1.5%
2,000,000	@@	ABB Intl. Finance Ltd., 4.625%, due 05/16/07	2,215,000
			2,215,000
		Entertainment: 2.2%
2,500,000	C	International Game Technology, .000%, due 01/29/33	1,640,625
1,500,000	C	Shuffle Master, Inc., 1.250%, due 04/15/24	1,693,125
			3,333,750
		Healthcare-Products: 2.0%
2,900,000	C,L	Advanced Medical Optics, Inc., 2.500%, due 07/15/24	2,968,875
			2,968,875
		Internet: 1.3%
2,000,000	C	Amazon.Com, Inc., 4.750%, due 02/01/09	1,932,500
			1,932,500
		Leisure Time: 2.1%
2,000,000	@@,C,L	Carnival Corp., 1.132%, due 04/29/33	1,650,000
2,000,000	@@,C,L	Royal Caribbean Cruises Ltd., .000%, due 05/18/21	1,455,000
			3,105,000

Principal Amount			Value
		Lodging: 0.8%
$1,000,000	C	Starwood Hotels & Resorts Worldwide, Inc., 3.500%, due 05/16/23	$1,227,500
			1,227,500
		Media: 5.3%
2,460,000	L	Citadel Broadcasting Corp., 1.875%, due 02/15/11	1,891,125
4,000,000	C	EchoStar Communications Corp., 5.750%, due 05/15/08	3,914,999
2,000,000	C	Liberty Media Corp., 3.500%, due 01/15/31	2,107,500
			7,913,624
		Mining: 1.9%
1,985,000	@@,C	Inco Ltd., 1.000%, due 03/14/23	2,845,994
			2,845,994
		Miscellaneous Manufacturing: 1.7%
2,000,000	@@,C	Tyco Intl. Group SA, 2.750%, due 01/15/18	2,512,500
			2,512,500
		Oil and Gas: 1.6%
1,998,000	C	Devon Energy Corp., 4.900%, due 08/15/08	2,327,670
			2,327,670
		Oil and Gas Services: 2.6%
2,000,000	C,L	Cooper Cameron Corp., 1.500%, due 05/15/24	2,547,500
1,000,000	@@,C	Schlumberger Ltd., 2.125%, due 06/01/23	1,288,750
			3,836,250
		Packaging and Containers: 1.3%
2,000,000	#,C	Sealed Air Corp., 3.000%, due 06/30/33	1,955,000
			1,955,000
		Pharmaceuticals: 5.5%
2,500,000	C,L	Abgenix, Inc., 1.750%, due 12/15/11	2,996,874
1,920,000	C	Dov Pharmaceutical, Inc., 2.500%, due 01/15/25	1,608,000
1,920,000	#,C	Isolagen, Inc., 3.500%, due 11/01/24	1,024,800
3,000,000	C	NPS Pharmaceuticals, Inc., 3.000%, due 06/15/08	2,595,000
			8,224,674
		Real Estate Investment Trusts: 1.4%
1,900,000	C	Vornado Realty LP, 3.875%, due 04/15/25	2,025,875
			2,025,875
		Retail: 3.5%
3,000,000	C,L	Costco Wholesale Corp., .000%, due 08/19/17	3,416,250
2,500,000	C,L	Dick’s Sporting Goods, Inc., 1.606%, due 02/18/24	1,796,875
			5,213,125
		Semiconductors: 2.9%
2,000,000	C	Cypress Semiconductor Corp., 1.250%, due 06/15/08	2,345,000

See Accompanying Notes to Financial Statements

77

Ing Convertible Fund	PORTFOLIO OF INVESTMENTS AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount				Value
		Semiconductors (continued)
$3,000,000	C	Pixelworks, Inc., 1.750%, due 05/15/24		$1,987,500
				4,332,500
		Software: 1.3%
3,690,000	#,+,C,L	Open Solutions, Inc., 1.467%, due 02/02/35		1,923,413
				1,923,413
		Telecommunications: 2.5%
2,000,000	C	Ciena Corp, 3.750%, due 02/01/08		1,820,000
1,980,000	C,L	RF Micro Devices, Inc., 1.500%, due 07/01/10		1,853,775
				3,673,775
		Transportation: 3.4%
3,000,000	@@,C	OMI Corp., 2.875%, due 12/01/24		2,808,750
1,500,000	C	Yellow Roadway Corp., 5.000%, due 08/08/23		2,291,250
				5,100,000
		Total Convertible Corporate Bonds (Cost $92,464,455)		93,743,342
		Total Long-Term Investments (Cost $140,290,344)		144,381,742
SHORT-TERM INVESTMENTS: 21.5%
		Repurchase Agreement: 2.6%
3,870,000		Morgan Stanley Repurchase
		Agreement dated 11/30/05, 4.020%, due 12/01/05, $3,870,432 To be received upon repurchase (Collateralized by $12,880,000 Resolution Funding Corporation, 8.875%, Market Value plus accrued interest $3,947,462, due 12/01/05)		3,870,000
		Total Repurchase Agreement (Cost $3,870,000)		3,870,000
		Securities Lending Collateralcc: 18.9%
28,047,345		The Bank of New York Institutional Cash Reserves Fund		28,047,345
		Total Securities Lending Collateral (Cost $28,047,345)		28,047,345
		Total Short-Term Investments (Cost $31,917,345)		31,917,345
		Total Investments In Securities (Cost $172,207,689)*	118.9%	$176,299,087
		Other Assets and Liabilities-Net	(18.9)	(27,987,565)
		Net Assets	100.0%	$148,311,522

@                                    Non-income producing security

@@                        Foreign issuer

+                                         Step-up basis bonds. Interest rates shown reflect current coupon rates.

#                                         Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C                                        Bond may be called prior to maturity date.

cc                                    Securities purchased with cash collateral for securities loaned.

I                                            Illiquid security

L                                         Loaned security, a portion or all of the security is on loan at November 30, 2005

**                                  Defaulted security

X                                       Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Trustees.

*                                         Cost for federal income tax purposes is $172,306,156. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$13,119,275
Gross Unrealized Depreciation	(9,126,344)
Net Unrealized Appreciation	$3,992,931

See Accompanying Notes to Financial Statements

78

PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED)

Shares			Value
COMMON STOCK: 59.0%
		Aerospace/Defense: 1.2%
11,650		United Technologies Corp.	$627,236
			627,236
		Agriculture: 1.5%
11,185		Altria Group, Inc.	814,156
			814,156
		Apparel: 0.4%
2,680		Nike, Inc.	228,604
			228,604
		Banks: 2.6%
7,215		Bank of America Corp.	331,096
1,680		City National Corp.	122,690
8,095		U.S. Bancorp	245,117
11,210		Wells Fargo & Co.	704,549
			1,403,452
		Beverages: 0.6%
5,490		PepsiCo, Inc.	325,008
			325,008
		Biotechnology: 1.1%
7,195	@	Amgen, Inc.	582,291
			582,291
		Building Materials: 0.8%
10,750		American Standard Cos., Inc.	409,360
			409,360
		Chemicals: 0.7%
5,610		Dow Chemical Co.	253,852
2,250		E.I. du Pont de Nemours & Co.	96,188
			350,040
		Computers: 1.5%
22,410	@	EMC Corp.	312,171
5,585		International Business Machines Corp.	496,507
			808,678
		Cosmetics/Personal Care: 2.4%
10,870		Avon Products, Inc.	297,295
5,020		Colgate-Palmolive Co.	273,690
12,352		Procter & Gamble Co.	706,411
			1,277,396
		Distribution/Wholesale: 0.9%
11,370	@	Wesco Intl., Inc.	474,698
			474,698
		Diversified Financial Services: 5.9%
6,820		Capital One Financial Corp.	566,469
22,405		Citigroup, Inc.	1,087,762
15,610		Countrywide Financial Corp.	543,384
3,350		Goldman Sachs Group, Inc.	432,016
3,830		Merrill Lynch & Co., Inc.	254,389
4,290		Morgan Stanley	240,369
1,209	@,I	North Atlantic Trading Co., Inc.	1
			3,124,390
		Electric: 0.5%
4,200		Public Service Enterprise Group, Inc.	$263,424
			263,424
		Electronics: 1.4%
18,690	@	Jabil Circuit, Inc.	619,013
3,000	@	Thomas & Betts Corp.	120,120
			739,133
		Food: 0.4%
7,480		McCormick & Co., Inc.	233,526
			233,526
		Healthcare-Products: 2.5%
4,110		Baxter Intl., Inc.	159,838
13,615		Johnson & Johnson	840,727
6,585		Medtronic, Inc.	365,928
			1,366,493
		Healthcare-Services: 1.1%
6,300	@	Health Net, Inc.	321,489
6,400	@	Triad Hospitals, Inc.	273,024
			594,513
		Insurance: 2.7%
8,150	@@	ACE Ltd.	452,324
6,205		American Intl. Group, Inc.	416,604
4,770		Lincoln National Corp.	247,945
7,515		St. Paul Travelers Cos., Inc.	349,673
			1,466,546
		Internet: 1.2%
4,500	@	eBay, Inc.	201,645
11,540	@	Yahoo!, Inc.	464,254
			665,899
		Investment Companies: 0.4%
7,020		Materials Select Sector SPDR Fund	208,283
			208,283
		Leisure Time: 0.5%
5,930		Royal Caribbean Cruises Ltd.	271,950
			271,950
		Lodging: 1.2%
7,240		Harrah’s Entertainment, Inc.	492,972
8,145		Hilton Hotels Corp.	178,538
			671,510
		Media: 2.0%
2,970	@	Cablevision Systems Corp.	70,270
28,180		Time Warner, Inc.	506,677
14,990		Viacom, Inc.	500,666
			1,077,613
		Miscellaneous Manufacturing: 3.5%
2,650		Cooper Industries Ltd.	192,761
6,630		Danaher Corp.	367,965
27,615		General Electric Co.	986,408
9,140		Roper Industries, Inc.	360,116
			1,907,250

See Accompanying Notes to Financial Statements

79

PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Oil and Gas: 5.2%
11,790		ENSCO Intl., Inc.	$558,374
17,635		Exxon Mobil Corp.	1,023,360
4,240	@	Newfield Exploration Co.	196,142
6,350	@	Plains Exploration & Production Co.	269,240
5,860	@	Southwestern Energy Co.	199,650
12,150		XTO Energy, Inc.	494,384
			2,741,150
		Oil and Gas Services: 2.0%
5,430	@	Dresser-Rand Group, Inc.	120,383
7,750		Halliburton Co.	493,287
4,660		Schlumberger Ltd.	446,102
			1,059,772
		Pharmaceuticals: 4.3%
2,191	@	Gilead Sciences, Inc.	111,062
7,830	@	Medco Health Solutions, Inc.	420,080
38,800		Pfizer, Inc.	822,559
15,670	@@	Teva Pharmaceutical Industries Ltd. ADR	640,590
7,955		Wyeth	330,610
			2,324,901
		Retail: 2.9%
2,610		Abercrombie & Fitch Co.	160,045
12,600		CVS Corp.	340,452
8,245		Dollar General Corp.	155,913
6,510		Home Depot, Inc.	271,988
4,050		Tiffany & Co.	164,835
9,345		Wal-Mart Stores, Inc.	453,793
			1,547,026
		Semiconductors: 3.1%
19,685		Intel Corp.	525,196
15,790		Maxim Integrated Products, Inc.	577,124
58,365	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	559,137
			1,661,457
		Software: 2.6%
15,026	@	Activision, Inc.	199,996
19,415		Microsoft Corp.	537,990
52,320	@	Oracle Corp.	657,662
			1,395,648
		Telecommunications: 1.9%
18,840		Bellsouth Corp.	513,578
29,700	@	Cisco Systems, Inc.	520,938
			1,034,516
		Total Common Stock (Cost $29,732,421)	31,655,919
PREFERRED STOCK: 0.9%
		Banks: 0.2%
12	@,#	DG Funding Trust	129,414
			129,414
		Diversified Financial Services: 0.2%
3,000	@	Merrill Lynch & Co., Inc.	75,150
1,575	@	National Rural Utilities Cooperative Finance Corp.	35,296
			110,446
		Insurance: 0.4%
3,236	@,@@	Aegon NV	$79,314
1,000	@,@@	Aegon NV – Series 1	25,344
3,800	@	Metlife, Inc.	95,683
			200,341
		Telecommunications: 0.1%
39	@,@@,#	Centaur Funding Corp.	49,847
			49,847
		Total Preferred Stock (Cost $497,835)	490,048
WARRANTS: 0.0%
		Building Materials: 0.0%
400	@,#,I,X	Dayton Superior Corp., expires 06/15/09	4
		Total Warrants (Cost $7,446)	4

Principal Amount			Value
CORPORATE BONDS/NOTES: 9.3%
		Airlines: 0.0%
$12,415		United AirLines, Inc., 6.602%, due 03/01/15	12,294
			12,294
		Banks: 2.3%
60,000	@@,C	Australia & New Zealand Banking Group Ltd., 4.588%, due 10/29/49	51,278
54,000	@@	Banco Santander Chile SA, 7.375%, due 07/18/12	59,872
48,000	@@,#	Banco Santander Chile/Pre-merger with Banco Santiago SA, 4.148%, due 12/09/09	47,898
30,000	@@,C	Bank of Ireland, 4.188%, due 12/29/49	25,963
40,000	@@,C	Bank of Nova Scotia, 4.250%, due 08/31/85	33,736
10,000	@@	Bank of Scotland, 3.750%, due 11/30/49	8,650
6,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	6,385
28,000	@@,C	Barclays Bank PLC, 6.278%, due 12/15/49	27,472
54,000	@@,#,C	Chuo Mitsui Trust & Banking Co. Ltd., 5.506%, due 04/15/49	52,025
27,000	@@,#,C	Danske Bank A/S, 5.914%, due 12/29/49	28,108
40,000	@@,C	Den Norske Bank ASA, 4.186%, due 08/29/49	33,700
42,000	#,C	Dresdner Funding Trust I, 8.151%, due 06/30/31	50,305
22,000	#,C	First Chicago NBD Institutional Capital A, 7.950%, due 12/01/26	23,323
36,000	@@,#	First Citizens St Lucia Ltd., 5.460%, due 02/01/12	35,599
96,000	@@,#,C	HBOS PLC, 5.375%, due 11/29/49	95,342
90,000	@@,C	HSBC Bank PLC, 3.788%, due 06/29/49	75,599

See Accompanying Notes to Financial Statements

80

PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Banks (continued)
$45,000	C	Huntington Capital Trust I, 4.943%, due 02/01/27	$42,803
50,000	@@,C	Lloyds TSB Bank PLC, 4.160%, due 08/29/49	43,389
44,000	#,C	M & T Bank Corp., 3.850%, due 04/01/13	42,910
32,000	C	Mellon Capital I, 7.720%, due 12/01/26	33,971
30,000	@@,C	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	32,389
40,000	@@,C	National Australia Bank Ltd., 4.525%, due 10/29/49	34,063
37,000		PNC Funding Corp., 4.500%, due 03/10/10	36,219
23,000	+,#,C	Rabobank Capital Funding Trust, 5.254%, due 12/29/49	22,353
100,000	@@,C	Royal Bank of Scotland Group PLC, 3.813%, due 12/29/49	86,880
40,000	@@,C	Societe Generale, 4.656%, due 11/29/49	34,239
40,000	@@,C	Standard Chartered PLC, 4.750%, due 07/29/49	32,200
80,000	@@,C	Standard Chartered PLC, 4.875%, due 11/29/49	64,600
46,000	@@,C	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	48,646
7,000		Wachovia Corp., 5.500%, due 08/01/35	6,661
40,000	@@,C	Westpac Banking Corp., 4.369%, due 09/30/49	33,536
			1,250,114
		Beverages: 0.1%
52,000	@@	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	61,360
			61,360
		Chemicals: 0.2%
13,000	@@,#	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	13,092
10,000		Stauffer Chemical, 5.330%, due 04/15/10	7,969
30,000		Stauffer Chemical, 7.770%, due 04/15/17	15,819
89,000		Union Carbide Corp., 7.750%, due 10/01/96	93,610
			130,490
		Commercial Services: 0.2%
100,000	C	Tulane University of Louisiana, 5.168%, due 11/15/12	100,000
			100,000
		Diversified Financial Services: 2.7%
13,000	@@,#,I	Alpine III, 4.882%, due 08/16/14	13,037
13,000	@@,#,I	Alpine III, 5.290%, due 08/16/14	13,036
20,000	@@,#,I	Alpine III, 7.090%, due 08/16/14	20,097
35,000	@@,#,I	Alpine III, 10.340%, due 08/16/14	36,006
15,612	@@,#,C	Arcel Finance Ltd., 5.984%, due 02/01/09	15,804
28,000	@@,#,C	Arcel Finance Ltd., 6.361%, due 05/01/12	27,549
$28,770	@@,#	Arcel Finance Ltd., 7.048%, due 09/01/11	$29,765
62,743	#	Astoria Depositor Corp., 7.902%, due 05/01/21	64,185
104,000	#	Astoria Depositor Corp., 8.144%, due 05/01/21	107,168
117,728	@@,#	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	118,612
74,000	@@,#,C	BTM Curacao Holdings NV, 4.760%, due 07/21/15	72,431
45,000	C	Citigroup Capital II, 7.750%, due 12/01/36	47,430
61,000	#,C	Corestates Capital Trust I, 8.000%, due 12/15/26	64,805
30,000	@@,C	Financiere CSFB NV, 4.188%, due 03/29/49	24,300
42,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	42,146
66,000		General Motors Acceptance Corp., 6.875%, due 09/15/11	59,701
124,000		General Motors Acceptance Corp., 7.000%, due 02/01/12	111,807
39,000		Goldman Sachs Group, Inc., 4.070%, due 03/02/10	39,048
46,000	#,C	HVB Funding Trust III, 9.000%, due 10/22/31	61,116
18,000		International Lease Finance Corp., 5.000%, due 04/15/10	17,848
37,000	C	JPM Capital Trust I, 7.540%, due 01/15/27	39,144
39,000	C	JPM Capital Trust II, 7.950%, due 02/01/27	41,661
87,000	#,C	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	86,041
35,000	@@,C	Paribas, 4.045%, due 12/31/49	30,163
28,000	@@,#,C	Petroleum Export Ltd/Cayman SPV, 4.623%, due 06/15/10	27,742
32,000	@@,#,C	Petroleum Export Ltd/Cayman SPV, 5.265%, due 06/15/11	31,674
86,543	@@,#,C	PF Export Receivables Master Trust, 6.436%, due 06/01/15	86,248
14,000	C	Residential Capital Corp., 6.375%, due 06/30/10	14,126
14,000	C	Residential Capital Corp., 6.875%, due 06/30/15	14,679
300,000	#	Toll Road Investors Partnership II LP, 18.250%, due 02/15/45	36,324
48,000	@@,C	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	52,057
			1,445,750
		Electric: 1.2%
68,026	C	CE Generation LLC, 7.416%, due 12/15/18	72,345
59,000	C	Consumers Energy Co., 4.250%, due 04/15/08	57,720
67,000	@@	Empresa Nacional de Electricidad SA/Chile, 8.625%, due 08/01/15	77,931
57,000	C	Entergy Gulf States, Inc., 5.120%, due 08/01/10	55,451
51,000	C	Enterprise Capital Trust II, 5.240%, due 06/30/28	50,599

See Accompanying Notes to Financial Statements

81

PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Electric (continued)
$43,000	C	FirstEnergy Corp., 6.450%, due 11/15/11	$45,261
74,000	C	Firstenergy Corp., 7.375%, due 11/15/31	85,387
36,021	#,C	Juniper Generation LLC, 6.790%, due 12/31/14	35,071
36,000	@@,+	Korea Electric Power Corp., 0.610%, due 04/01/96	20,835
41,000	C	NorthWestern Corp., 5.875%, due 11/01/14	40,998
30,000	C	Potomac Edison Co., 5.000%, due 11/01/06	30,000
24,000	#	Power Contract Financing LLC, 6.256%, due 02/01/10	24,379
11,745		PPL Montana LLC, 8.903%, due 07/02/20	13,515
13,000	C	Sierra Pacific Power Co., 6.250%, due 04/15/12	13,228
16,547	#	Tenaska Virginia Partners LP, 6.119%, due 03/30/24	17,105
			639,825
		Food: 0.3%
15,000	C	Delhaize America, Inc., 8.050%, due 04/15/27	15,223
19,000	C	Delhaize America, Inc., 8.125%, due 04/15/11	20,629
67,000	C	Sara Lee Corp., 6.125%, due 11/01/32	62,424
62,000	C	Tyson Foods, Inc., 7.250%, due 10/01/06	63,121
			161,397
		Forest Products and Paper: 0.0%
27,000	C	Georgia-Pacific Corp./Timber Group, 7.250%, due 06/01/28	24,030
			24,030
		Gas: 0.1%
67,000	#,C	Williams Gas Pipelines Central, Inc., 7.375%, due 11/15/06	68,719
			68,719
		Home Builders: 0.0%
4,000	C	Technical Olympic USA, Inc., 9.000%, due 07/01/10	4,010
			4,010
		Insurance: 0.3%
59,000		AON Corp., 8.205%, due 01/01/27	67,937
30,000		Prudential Financial, Inc., 4.104%, due 11/15/06	29,793
66,000	#,C	Zurich Capital Trust I, 8.376%, due 06/01/37	71,338
			169,068
		Media: 0.1%
28,000	C	Comcast Corp., 5.650%, due 06/15/35	25,410
33,000	C	COX Communications, Inc., 6.850%, due 01/15/18	34,562
			59,972
		Mining: 0.1%
$31,000	@@	Vale Overseas Ltd., 8.250%, due 01/17/34	$34,333
			34,333
		Multi-National: 0.1%
32,000	@@	Corp Andina de Fomento, 5.125%, due 05/05/15	31,337
			31,337
		Oil and Gas: 0.5%
31,000	C	Amerada Hess Corp., 6.650%, due 08/15/11	33,311
30,000	@@,#	Empresa Nacional de Petroleo, 4.875%, due 03/15/14	28,538
21,000	@@,#	Empresa Nacional de Petroleo, 6.750%, due 11/15/12	22,525
36,000	@@,+,C	Husky Oil Co., 8.900%, due 08/15/28	38,819
64,000	#,C	Pemex Project Funding Master Trust, 5.170%, due 06/15/10	66,367
17,000	#	Pemex Project Funding Master Trust, 5.750%, due 12/15/15	16,724
52,000	@@,#,C	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, due 09/30/20	51,240
38,000	@@,#	Tengizchevroil Finance Co. SARL, 6.124%, due 11/15/14	38,665
			296,189
		Pharmaceuticals: 0.1%
38,000	#,C	AmerisourceBergen Corp., 5.625%, due 09/15/12	38,095
15,000	#,C	AmerisourceBergen Corp., 5.875%, due 09/15/15	15,150
			53,245
		Real Estate: 0.2%
42,000	C	EOP Operating LP, 7.750%, due 11/15/07	44,092
8,000	C	Liberty Property LP, 6.375%, due 08/15/12	8,388
40,000	C	Liberty Property LP, 7.750%, due 04/15/09	43,221
			95,701
		Real Estate Investment Trusts: 0.2%
35,000	C	Simon Property Group LP, 4.875%, due 03/18/10	34,430
55,000	C	Simon Property Group LP, 6.375%, due 11/15/07	56,301
			90,731
		Retail: 0.1%
48,000	C	May Department Stores Co., 3.950%, due 07/15/07	47,178
			47,178
		Savings and Loans: 0.1%
33,000	C	Great Western Financial, 8.206%, due 02/01/27	35,310
			35,310

See Accompanying Notes to Financial Statements

82

PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Telecommunications: 0.4%
$29,000	C	AT&T Corp., 9.750%, due 11/15/31	$35,815
39,000	C	BellSouth Corp., 4.200%, due 09/15/09	37,869
25,000	@@,+	Deutsche Telekom International Finance BV, 8.500%, due 06/15/10	27,856
14,000	C	New Cingular Wireless Services, Inc., 8.125%, due 05/01/12	16,137
22,000	+	Sprint Capital Corp., 4.780%, due 08/17/06	21,983
30,000	@@,C	Telefonos de Mexico SA de CV, 4.750%, due 01/27/10	29,563
42,000	C	Verizon Global Funding Corp., 5.850%, due 09/15/35	39,917
500,000	**,C,I,X	Winstar Communications, Inc., 12.750%, due 04/15/10	50
			209,190
		Total Corporate Bonds/Notes (Cost $5,448,761)	5,020,243

U.S. GOVERNMENT AGENCY OBLIGATIONS: 12.8%

		Federal Home Loan Bank: 0.6%
230,000		3.250%, due 12/17/07	223,625
110,000		4.125%, due 10/19/07	108,902
			332,527
		Federal Home Loan Mortgage Corporation: 4.1%
119,000		3.875%, due 06/15/08	116,687
121,000		4.000%, due 08/17/07	119,676
194,493	C	4.500%, due 12/15/16	191,674
99,000	C	4.500%, due 02/15/20	93,059
221,000		4.625%, due 12/19/08	220,502
125,798	C	5.000%, due 08/15/16	124,382
36,000	C	5.000%, due 05/15/20	35,277
126,084	C	5.000%, due 08/15/21	125,171
107,000	C	5.000%, due 04/15/23	101,987
20,593		5.038%, due 04/01/35	20,194
69,342		5.223%, due 06/01/35	68,350
93,674	C	5.500%, due 11/15/18	94,483
54,000		5.500%, due 12/15/18	54,236
18,000		5.500%, due 12/15/33	17,753
91,000		5.875%, due 03/21/11	94,718
67,216		6.000%, due 04/01/14	68,555
540,707	C	6.000%, due 01/15/29	550,122
129,926		6.500%, due 12/01/31	133,236
			2,230,062
		Federal National Mortgage Association: 7.9%
225,000		3.875%, due 07/15/08	220,651
70,000		4.250%, due 09/15/07	69,496
15,000		4.500%, due 12/15/18	14,503
47,371		4.639%, due 08/01/35	46,525
141,000	C	4.750%, due 12/25/42	140,407
116,009		4.821%, due 08/01/35	114,436
1,276,000		5.000%, due 12/15/35	1,227,753
59,897		5.107%, due 07/01/35	59,001
171,533		5.150%, due 09/01/35	171,063
115,000		5.250%, due 08/01/12	116,053
$52,333		5.309%, due 08/01/35	$51,734
39,070		5.500%, due 12/15/19	39,241
88,226		5.500%, due 11/01/32	87,167
321,817		5.500%, due 11/01/33	317,870
143,927		6.000%, due 08/01/16	147,108
50,991		6.000%, due 10/01/18	52,119
304,859		6.000%, due 07/25/29	310,137
154,698		6.000%, due 04/25/31	158,195
307,000		6.000%, due 12/15/34	308,820
377,000		6.500%, due 12/15/35	386,071
105,000		6.625%, due 11/15/10	113,399
22,403		7.500%, due 09/01/30	23,540
58,646	C	7.500%, due 01/25/48	60,973
			4,236,262
		Government National Mortgage Association: 0.2%
105,462		6.500%, due 06/15/29	109,784
			109,784
		Total U.S. Government Agency Obligations (Cost $6,968,096)	6,908,635

U.S. TREASURY OBLIGATIONS: 10.0%

		U.S. Treasury Bonds: 3.1%
888,000		5.375%, due 02/15/31	975,968
195,000		6.000%, due 02/15/26	224,837
181,000		7.250%, due 05/15/16	219,943
162,000		9.250%, due 02/15/16	222,598
			1,643,346
		U.S. Treasury Notes: 6.7%
142,000		4.250%, due 11/30/07	141,590
1,391,000	S	4.250%, due 10/15/10	1,379,808
88,000	S	4.375%, due 11/15/08	87,938
1,333,000		4.500%, due 11/15/10	1,337,739
672,000		4.500%, due 11/15/15	672,315
			3,619,390
		U.S. Treasury STRIP: 0.2%
192,000		4.750%, due 05/15/16	117,887
			117,887
		Total U.S. Treasury Obligations (Cost $5,392,252)	5,380,623

ASSET-BACKED SECURITIES: 2.3%

		Automobile Asset-Backed Securities: 0.4%
95,000	C	Capital One Auto Finance Trust, 3.180%, due 09/15/10	93,256
13,000	C	Carmax Auto Owner Trust, 4.210%, due 01/15/10	12,861
13,000	C	Honda Auto Receivables Owner Trust, 3.820%, due 05/21/10	12,696
50,000	C	Nissan Auto Receivables Owner Trust, 2.050%, due 03/16/09	48,742
11,000	C	Nissan Auto Receivables Owner Trust, 4.190%, due 07/15/09	10,889
40,000	C	USAA Auto Owner Trust, 2.040%, due 02/16/10	39,377
			217,821

See Accompanying Notes to Financial Statements

83

PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Credit Card Asset-Backed Securities: 0.5%
$55,000	C	Bank One Issuance Trust, 4.540%, due 09/15/10	$54,476
55,000	C	Capital One Master Trust, 4.900%, due 03/15/10	55,113
95,000	C	Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	95,505
75,000	C	MBNA Credit Card Master Note Trust, 4.950%, due 06/15/09	75,266
8,000	C	MBNA Master Credit Card Trust USA, 5.900%, due 08/15/11	8,270
			288,630
		Home Equity Asset-Backed Securities: 1.2%
104,243	C	Bayview Financial Acquisition Trust, 4.570%, due 09/28/43	104,503
33,729	C	Centex Home Equity, 4.471%, due 01/25/34	33,757
252,076	C	Emergent Home Equity Loan Trust, 7.080%, due 12/15/28	251,795
236,000	C	GSAA Trust, 5.242%, due 06/25/34	233,913
32,238	C	Merrill Lynch Mortgage Investors, Inc., 4.551%, due 07/25/34	32,375
			656,343
		Other Asset-Backed Securities: 0.2%
19,823	C	Amortizing Residential Collateral Trust, 4.691%, due 05/25/32	19,842
5,102	C	Chase Funding Mortgage Loan, 2.734%, due 09/25/24	5,071
7,000	C	Chase Funding Mortgage Loan, 4.045%, due 05/25/33	6,904
21,464	C	Chase Funding Mortgage Loan Asset-Backed Certificates, 4.491%, due 07/25/33	21,515
5,000	C	Countrywide Asset-Backed Certificates, 4.493%, due 02/25/36	4,941
8,000	C	Popular ABS Mortgage Pass-Through Trust, 3.735%, due 12/25/34	7,891
8,000	C	Popular ABS Mortgage Pass-Through Trust, 4.000%, due 12/25/34	7,842
4,000	C	Popular ABS Mortgage Pass-Through Trust, 4.596%, due 11/25/35	3,958
13,603	C	Residential Asset Mortgage Products, Inc., 4.501%, due 06/25/33	13,632
			91,596
		Total Asset-Backed Securities (Cost $1,266,186)	1,254,390

COLLATERALIZED MORTGAGE OBLIGATIONS: 7.2%

		Commercial Mortgage-Backed Securities: 2.3%
20,000	C	Banc of America Commercial Mortgage, Inc., 4.611%, due 07/10/43	19,634
$81,000	C	Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	$79,065
79,000	C	COMM, 3.600%, due 03/10/39	75,823
78,000	C	CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	76,112
40,000	C	CS First Boston Mortgage Securities Corp., 7.776%, due 04/15/62	44,070
215,000	C	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	221,932
60,000	C	DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	62,509
570,000	C	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	609,865
18,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.857%, due 10/12/35	18,592
23,000	C	LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29	22,131
			1,229,733
		Whole Loan Collateral PAC: 0.1%
50,418		MASTR Alternative Loans Trust, 8.500%, due 05/25/33	51,516
			51,516
		Whole Loan Collateralized Mortgage Obligations: 4.8%
583,612	C	Banc of America Funding Corp., 4.400%, due 12/31/49	584,158
199,224	C	Banc of America Funding Corp., 5.278%, due 09/20/35	196,016
165,010	C	Banc of America Funding Corp., 5.750%, due 09/20/34	162,780
150,999	C	Bank of America Alternative Loan Trust, 6.000%, due 06/25/35	150,919
54,240	C	Bank of America Mortgage Securities, 5.250%, due 11/25/19	53,456
52,158	C	Bank of America Mortgage Securities, 5.500%, due 11/25/33	49,712
16,140	C	Citigroup Mortgage Loan Trust, Inc., 4.157%, due 12/25/34	16,151
83,961	C	Countrywide Alternative Loan Trust, 5.414%, due 10/25/35	83,280
94,786	C	Countrywide Home Loan Mortgage Pass Through Trust, 5.000%, due 11/25/18	92,892
179,397	C	GMAC Mortgage Corp. Loan Trust, 5.264%, due 03/18/35	177,463
37,933	#,C	GSMPS Mortgage Loan Trust, 4.541%, due 01/25/35	38,033
57,490	C	Homebanc Mortgage Trust, 4.621%, due 08/25/29	57,793
66,756	C	Mastr Adjustable Rate Mortgages Trust, 5.363%, due 06/30/19	65,484
139,334	C	MASTR Alternative Loans Trust, 5.500%, due 01/25/20	138,901
23,196	C	Structured Asset Mortgage Investments, Inc., 4.399%, due 04/19/35	23,120
422,086	C	Thornburg Mortgage Securities Trust, 4.541%, due 12/25/33	423,014

See Accompanying Notes to Financial Statements

84

PORTFOLIO OF INVESTMENTS
ING EQUITY AND BOND FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount				Value
		Whole Loan Collateralized Mortgage Obligations (continued)
$106,199	C	Washington Mutual, 6.000%, due 06/25/34		$106,067
63,053	C	Washington Mutual, Inc., 4.348%, due 01/25/45		63,100
130,000	C	Wells Fargo Mortgage Backed Securities Trust, 4.500%, due 08/25/18		123,370
				2,605,709
		Total Collateralized Mortgage Obligations (Cost $3,982,887)		3,886,958

OTHER BONDS: 0.1%

		Sovereign: 0.1%
16,000	@@	Mexico Government Intl. Bond, 6.625%, due 03/03/15		17,320
23,728	@@	Uruguay Government Intl. Bond, 10.500%, due 10/20/06		36,506
		Total Other Bonds (Cost $42,099)		53,826

MUNICIPAL BONDS: 0.2%

		Municipal: 0.2%
25,000		City of New York, NY, 5.000%, due 11/01/08		26,041
25,000		City of New York, NY, 5.000%, due 11/01/11		26,709
25,000	C	City of New York, NY, 5.000%, due 11/01/15		26,741
10,000	C	City of New York, NY, 5.000%, due 04/01/35		10,193
		Total Municipal Bonds (Cost $91,376)		89,684
		Total Long-Term Investments (Cost $53,429,359)		54,740,330

SHORT-TERM INVESTMENTS: 1.8%

		Repurchase Agreement: 1.8%
976,000	S	Morgan Stanley Repurchase Agreement dated 11/30/05, 4.020%, due 12/01/05, $976,109 to be received upon repurchase (Collateralized by $3,250,000 Resolution Funding Corporation, 8.875%, Market Value plus accrued interest $996,060, due 04/15/30)		976,000
		Total Short-Term Investments (Cost $976,000)		976,000
		Total Investments In Securities (Cost $54,405,359)*	103.6%	$55,716,330
		Other Assets and Liabilities-Net	(3.6)	(1,931,364)
		Net Assets	100.0%	$53,784,966

@                          Non-income producing security

@@              Foreign issuer

ADR           American Depositary Receipt

STRIP    Separate Trading of Registered Interest and Principal of Securities

+                               Step-up basis bonds. Interest rates shown reflect current coupon rates.

#                               Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C                              Bond may be called prior to maturity date.

S                               Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.

I                                  Illiquid security

**                        Defaulted security

X                             Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Trustees.

*                               Cost for federal income tax purposes is $54,523,944. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,834,595
Gross Unrealized Depreciation	(1,642,206)
Net Unrealized Appreciation	$1,192,389

Information concerning the Credit Default Agreements outstanding for the ING Equity and Bond Fund at November 30, 2005, is shown below:

	Termination Date	Notional Principal	Unrealized Appreciation (Depreciation)
Georgia Pacific Receive $300,000 in the event of default and pay 0.680% Counterparty: Credit Suisse First Boston International	12/20/2010	13,000	$(358)
Sara Lee Corp. Receive $1,800,000 in the event of default and pay 0.260% Counterparty: Morgan Stanley Capital Services, Inc.	12/20/2010	67,000	(557)
UVV Receive $100,000 in the event of default and pay 1.350% Counterparty: JPMorgan Chase Bank	10/15/13	34,000	568
			$(347)

See Accompanying Notes to Financial Statements

85

PORTFOLIO OF INVESTMENTS
ING REAL ESTATE FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED)

Shares				Value
REAL ESTATE INVESTMENT TRUSTS: 95.7%
		Apartments: 16.2%
159,400		Archstone-Smith Trust		$6,664,514
122,000		AvalonBay Communities, Inc.		11,156,900
62,100		BRE Properties		2,891,376
113,900		Camden Property Trust		6,720,100
234,500		Equity Residential		9,558,220
97,300		Post Properties, Inc.		3,936,758
119,200		United Dominion Realty Trust, Inc.		2,668,888
				43,596,756
		Boat Dealers: 2.0%
170,300		Ventas, Inc.		5,369,559
				5,369,559
		Diversified: 9.3%
53,700		American Campus Communities, Inc.		1,351,629
81,200		GMH Communities Trust		1,223,684
124,000		Liberty Property Trust		5,265,040
182,600		Reckson Associates Realty Corp.		6,706,898
123,900		Vornado Realty Trust		10,574,865
				25,122,116
		Hotels: 3.5%
157,800		Host Marriott Corp.		2,824,620
73,300		LaSalle Hotel Properties		2,467,278
150,900	@	Meristar Hospitality Corp.		1,477,311
144,700		Strategic Hotel Capital, Inc.		2,672,609
				9,441,818
		Office Property: 24.7%
231,100		Arden Realty, Inc.		10,510,428
103,200		BioMed Realty Trust, Inc.		2,649,144
151,100		Boston Properties, Inc.		11,364,231
72,500		Carramerica Realty Corp.		2,559,250
119,150		Corporate Office Properties Trust SBI MD		4,298,932
179,000		Equity Office Properties Trust		5,581,220
131,300		Highwoods Properties, Inc.		3,785,379
34,500		Kilroy Realty Corp.		2,125,200
184,400		Maguire Properties, Inc.		5,900,800
113,300		SL Green Realty Corp.		8,367,205
424,300		Trizec Properties, Inc.		9,538,264
				66,680,053
		Operation/Developement: 1.1%
93,400	@@	Brookfield Properties Co.		2,784,254
				2,784,254
		Regional Malls: 14.5%
248,400		General Growth Properties, Inc.		11,332,008
80,900		Macerich Co.		5,499,582
65,450		Mills Corp.		2,807,805
234,300		Simon Property Group, Inc.		18,113,733
40,400		Taubman Centers, Inc.		1,414,808
				39,167,936
		Shopping Centers: 11.9%
145,350		Acadia Realty Trust		2,976,768
147,900		Developers Diversified Realty Corp.		6,699,870
105,600		Federal Realty Investors Trust		6,650,688
166,200		New Plan Excel Realty Trust		3,968,856
79,500		Pan Pacific Retail Properties, Inc.		$5,350,350
111,200		Regency Centers Corp.		6,455,160
				32,101,692
		Storage: 4.5%
97,800		Extra Space Storage, Inc.		1,490,472
121,900		Public Storage, Inc.		8,606,140
13,500		Shurgard Storage Centers, Inc.		790,020
65,000		U-Store-It Trust		1,379,300
				12,265,932
		Warehouse: 8.0%
176,400		AMB Property Corp.		8,248,464
295,100		ProLogis		13,385,736
				21,634,200
		Total Real Estate Investment Trust (Cost $187,666,719)		258,164,316

COMMON STOCK: 3.5%
		Lodging: 3.5%
153,400		Starwood Hotels & Resorts Worldwide, Inc.		9,280,700
		Total Common Stock (Cost $5,635,490)		9,280,700
		Total Long-Term Investments (Cost $193,302,136)		267,445,016
Principal Amount				Value
SHORT-TERM INVESTMENTS: 0.1%
		U.S. Government Agency Obligations: 0.1%
$222,977		Federal National Mortgage Association 3.700%, due 12/01/05		222,977

		Total U.S. Government Agency Obligations (Cost $222,977)		222,977
		Total Investments In Securities (Cost $193,525,186)*	99.3%	$267,667,993
		Other Assets and Liabilities-Net	0.7	1,961,274
		Net Assets	100.0%	$269,629,267

@	Non-income producing security
@@	Foreign issuer
*	Cost for federal income tax purposes is $191,561,542. Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$76,345,953
	Gross Unrealized Depreciation	(239,502)
	Net Unrealized Appreciation	$76,106,451

See Accompanying Notes to Financial Statements

86

PORTFOLIO OF INVESTMENTS
ING LARGECAP GROWTH FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED)

Shares			Value
COMMON STOCK: 99.7%
		Aerospace/Defense: 5.8%
139,220	L	Boeing Co.	$9,493,412
68,720		General Dynamics Corp.	7,854,696
			17,348,108
		Banks: 4.4%
213,200	L	Commerce Bancorp, Inc.	7,182,708
66,170	@@	UBS AG	6,082,346
			13,265,054
		Biotechnology: 4.2%
119,530	@	Amgen, Inc.	9,673,563
37,380	@	Genzyme Corp.	2,778,829
			12,452,392
		Commercial Services: 1.3%
65,370		Moody’s Corp.	3,932,006
			3,932,006
		Computers: 7.9%
85,030	@	Apple Computer, Inc.	5,766,735
148,460	@	Dell, Inc.	4,477,554
365,700	@,L	Network Appliance, Inc.	10,649,184
55,540	@	Sandisk Corp.	2,835,872
			23,729,345
		Cosmetics/Personal Care: 2.3%
121,520	L	Procter & Gamble Co.	6,949,729
			6,949,729
		Diversified Financial Services: 13.4%
24,670		Chicago Mercantile Exchange Holdings, Inc.	8,736,881
388,658		Countrywide Financial Corp.	13,529,184
87,230	L	Franklin Resources, Inc.	8,101,922
54,850		Legg Mason, Inc.	6,727,353
74,400	@,L	Nasdaq Stock Market, Inc.	2,911,272
			40,006,612
		Healthcare-Products: 4.3%
231,680		Medtronic, Inc.	12,874,458
			12,874,458
		Healthcare-Services: 6.7%
69,435	@	Coventry Health Care, Inc.	4,136,243
209,970		UnitedHealth Group, Inc.	12,568,804
43,240	@	WellPoint, Inc.	3,322,129
			20,027,176
		Insurance: 1.3%
32,240		Progressive Corp.	3,965,198
			3,965,198
		Internet: 8.0%
21,920	@,L	Google, Inc.	8,877,381
374,580	@,L	Yahoo!, Inc.	15,069,353
			23,946,734
		Lodging: 2.0%
99,030	L	Starwood Hotels & Resorts Worldwide, Inc.	5,991,315
			5,991,315
		Media: 2.9%
299,140	@,L	XM Satellite Radio Holdings, Inc.	$8,752,836
			8,752,836
		Mining: 2.0%
103,650	@@	Cameco Corp.	5,903,904
			5,903,904
		Miscellaneous Manufacturing: 5.8%
137,020	L	Danaher Corp.	7,604,610
267,780		General Electric Co.	9,565,102
			17,169,712
		Oil and Gas: 1.9%
145,720	@@	Petro-Canada	5,554,846
			5,554,846
		Oil and Gas Services: 1.1%
50,020		Halliburton Co.	3,183,773
			3,183,773
		Pharmaceuticals: 9.9%
284,000	@@,L	AstraZeneca PLC ADR	13,078,199
91,040	@	Gilead Sciences, Inc.	4,614,818
141,090	@@	Sanofi-Aventis ADR	5,673,229
322,630		Schering-Plough Corp.	6,233,212
			29,599,458
		Retail: 1.5%
74,220		Abercrombie & Fitch Co.	4,551,170
			4,551,170
		Software: 8.3%
91,260	L	Adobe Systems, Inc.	2,975,989
214,870	@,L	Electronic Arts, Inc.	12,110,072
292,960		Microsoft Corp.	8,117,922
30,740	@,L	Pixar, Inc.	1,704,226
			24,908,209
		Telecommunications: 4.7%
106,890	@@	America Movil SA de CV ADR	3,069,881
242,990		QUALCOMM, Inc.	11,048,755
			14,118,636
		Total Common Stock (Cost $245,412,990)	298,230,671

Principal Amount			Value
SHORT-TERM INVESTMENTS: 23.7%
		U.S. Government Agency Obligations: 1.1%
$3,425,648		Federal National Mortgage Association, 3.700%, due 12/01/05	3,425,648
		Total U.S. Government Agency Obligations (Cost $3,425,648)	3,425,648

See Accompanying Notes to Financial Statements

87

PORTFOLIO OF INVESTMENTS
ING LARGECAP GROWTH FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED)(CONTINUED)

Principal Amount			Value
	Securities Lending Collateralcc: 22.6%
$67,516,273	The Bank of New York Institutional Cash Reserves Fund		$67,516,273
	Total Securities Lending Collateral (Cost $67,516,273)		67,516,273
	Total Short-Term Investments (Cost $70,941,921)		70,941,921
	Total Investments In Securities (Cost $316,354,911)*	123.4%	$369,172,592
	Other Assets and Liabilities-Net	(23.4)	(69,952,424)
	Net Assets	100.0%	$299,220,168

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at November 30, 2005.
*	Cost for federal income tax purposes is $317,032,024. Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$53,262,847
	Gross Unrealized Depreciation	(1,122,279)
	Net Unrealized Appreciation	$52,140,568

See Accompanying Notes to Financial Statements

88

PORTFOLIO OF INVESTMENTS
ING MIDCAP OPPORTUNITIES FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED)

Shares			Value
COMMON STOCK: 99.1%
		Advertising: 1.5%
56,800	@,L	Getty Images, Inc.	$5,185,272
			5,185,272
		Apparel: 3.8%
166,300	@	Coach, Inc.	5,725,709
46,900	@,@@	Gildan Activewear, Inc.	1,784,545
62,700	@,L	Guess ?, Inc.	2,124,276
69,500	L	Polo Ralph Lauren Corp.	3,725,200
			13,359,730
		Auto Parts and Equipment: 2.0%
117,900		BorgWarner, Inc.	7,074,000
			7,074,000
		Banks: 1.0%
46,015	L	Zions Bancorporation	3,480,993
			3,480,993
		Biotechnology: 2.5%
81,720	@,L	Celgene Corp.	4,978,382
108,600	@,L	MedImmune, Inc.	3,899,826
			8,878,208
		Coal: 1.9%
85,800		Peabody Energy Corp.	6,766,188
			6,766,188
		Computers: 3.2%
97,900	@	Anteon Intl. Corp.	4,196,973
149,202	@	Micros Systems, Inc.	7,207,949
			11,404,922
		Distribution/Wholesale: 1.6%
137,000	@	Wesco Intl., Inc.	5,719,750
			5,719,750
		Diversified Financial Services: 3.6%
71,700	@	Dun & Bradstreet Corp.	4,660,500
299,500	@	E*TRADE Financial Corp.	5,846,240
52,600	@,L	Investment Technology Group, Inc.	2,045,614
			12,552,354
		Electrical Components and Equipment: 1.6%
129,700		Ametek, Inc.	5,526,517
			5,526,517
		Electronics: 2.6%
209,458	@	Jabil Circuit, Inc.	6,937,249
51,900	@	Thomas & Betts Corp.	2,078,076
			9,015,325
		Healthcare-Products: 8.0%
85,600		C.R. Bard, Inc.	5,552,872
169,100	@,L	Gen-Probe, Inc.	7,807,347
128,800	@,L	Hologic, Inc.	9,153,816
114,530	@	St. Jude Medical, Inc.	5,471,098
			27,985,133
		Healthcare-Services: 5.2%
177,500	@	Community Health Systems, Inc.	$7,115,975
106,720	@	Coventry Health Care, Inc.	6,357,310
94,600		Quest Diagnostics, Inc.	4,738,514
			18,211,799
		Home Furnishings: 1.6%
58,000		Harman Intl. Industries, Inc.	5,655,000
			5,655,000
		Household Products/Wares: 1.2%
52,300	L	Fortune Brands, Inc.	4,077,308
			4,077,308
		Insurance: 1.4%
96,700	@,L	Proassurance Corp.	4,813,726
			4,813,726
		Internet: 0.8%
97,200	@,L	NetFlix, Inc.	2,676,888
			2,676,888
		Lodging: 4.2%
95,100	L	Harrah’s Entertainment, Inc.	6,475,359
165,500		Hilton Hotels Corp.	3,627,760
68,900	L	Station Casinos, Inc.	4,777,526
			14,880,645
		Machinery-Diversified: 3.3%
106,400	L	Graco, Inc.	3,870,832
140,000		Rockwell Automation, Inc.	7,900,200
			11,771,032
		Media: 0.6%
313,700	@,L	Sirius Satellite Radio, Inc.	2,242,955
			2,242,955
		Miscellaneous Manufacturing: 4.2%
133,700		Donaldson Co., Inc.	4,448,473
46,800		ITT Industries, Inc.	5,089,968
128,400		Roper Industries, Inc.	5,058,960
			14,597,401
		Oil and Gas: 4.0%
107,300		ENSCO Intl., Inc.	5,081,728
151,600	@	Southwestern Energy Co.	5,165,012
90,200	L	XTO Energy, Inc.	3,670,238
			13,916,978
		Oil and Gas Services: 5.8%
45,800	@	Cooper Cameron Corp.	3,647,054
184,600	@	Dresser-Rand Group, Inc.	4,092,582
60,200	@,L	National-Oilwell Varco, Inc.	3,649,324
157,600	L	Smith Intl., Inc.	5,955,704
88,200	@,L	Veritas DGC, Inc.	2,884,140
			20,228,804
		Pharmaceuticals: 7.3%
28,700	L	Allergan, Inc.	2,870,000
98,300	@	Barr Pharmaceuticals, Inc.	5,637,505
119,600	@	Hospira, Inc.	5,280,340
89,045	@,L	Kos Pharmaceuticals, Inc.	5,928,616
286,600	L	Mylan Laboratories, Inc.	5,987,074
			25,703,535

See Accompanying Notes to Financial Statements

89

PORTFOLIO OF INVESTMENTS
ING MIDCAP OPPORTUNITIES FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED)(CONTINUED)

Shares			Value
		Retail: 6.1%
122,850	@	Advance Auto Parts, Inc.	$5,201,469
108,300	@,L	Childrens Place Retail Stores, Inc.	5,371,680
200,105	@	Office Depot, Inc.	5,939,116
121,100	@	Pacific Sunwear of California, Inc.	3,204,306
27,600	@	Panera Bread Co.	1,876,800
			21,593,371
		Semiconductors: 9.3%
124,700	@,L	Advanced Micro Devices, Inc.	3,264,646
238,000	@,@@,L	ASML Holding NV ADR	4,560,080
188,500	@,L	Broadcom Corp.	8,772,791
156,500	L	Linear Technology Corp.	5,839,015
87,355	@,@@,L	Marvell Technology Group Ltd.	4,851,697
208,200		National Semiconductor Corp.	5,388,216
			32,676,445
		Software: 3.9%
39,520	@	Activision, Inc.	503,615
121,400	L	Adobe Systems, Inc.	3,958,854
136,600		Autodesk, Inc.	5,698,952
114,800	@	Progress Software Corp.	3,551,912
			13,713,333
		Telecommunications: 4.0%
266,400	@	Arris Group, Inc.	2,589,408
241,100	@,L	Comverse Technology, Inc.	6,319,231
506,200	@	Tellabs, Inc.	5,193,612
			14,102,251
		Transportation: 2.9%
132,200		CH Robinson Worldwide, Inc.	5,347,490
127,550		Forward Air Corp.	4,904,298
			10,251,788
		Total Common Stock (Cost $285,140,179)	348,061,651

Principal Amount			Value
SHORT-TERM INVESTMENTS: 19.8%
	Repurchase Agreement: 1.5%
$5,204,000	Morgan Stanley Repurchase Agreement dated 11/30/05, 4.020%, due 12/01/05, $5,204,581 to be received upon repurchase (Collateralized by $11,205,000 Resolution Funding Corporation, 0.000%, Market Value plus accrued interest $5,309,041, due 01/15/21).		5,204,000
	Total Repurchase Agreement (Cost $5,204,000)		5,204,000

	Securities Lending Collateralcc: 18.3%
	The Bank of New York Institutional Cash Reserves Fund		$64,263,537
	Total Securities Lending Collateral (Cost $64,263,537)		64,263,537
	Total Short-Term Investments (Cost $69,467,537)		69,467,537
	Total Investments In Securities (Cost $354,607,716)*	118.9%	$417,529,188
	Other Assets and Liabilities-Net	(18.9)	(66,395,148)
	Net Assets	100.0%	$351,134,040

@	Non-income producing security
@@	Foreign issuer.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at November 30, 2005.
*	Cost for federal income tax purposes is $354,642,346. Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$64,868,848
	Gross Unrealized Depreciation	(1,982,006)
	Net Unrealized Appreciation	$62,886,842

See Accompanying Notes to Financial Statements

90

PORTFOLIO OF INVESTMENTS
ING SMALLCAP OPPORTUNITIES FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED)

Shares			Value
COMMON STOCK: 96.9%
		Aerospace/Defense: 1.0%
44,700		Engineered Support Systems, Inc.	$1,806,327
5,400	@	Teledyne Technologies, Inc.	176,796
			1,983,123
		Apparel: 1.5%
42,183	@,L	Carter’s, Inc.	2,579,490
5,700	@,@@	Gildan Activewear, Inc.	216,885
			2,796,375
		Banks: 1.9%
4,000		Chemical Financial Corp.	129,280
42,400		East-West Bancorp, Inc.	1,604,416
5,000		IBERIABANK Corp.	274,550
57,000		Whitney Holding Corp.	1,670,100
			3,678,346
		Biotechnology: 1.7%
93,300	@	Encysive Pharmaceuticals, Inc.	1,060,821
62,600	@,L	Integra LifeSciences Holdings Corp.	2,287,404
			3,348,225
		Chemicals: 0.1%
5,000		UAP Holding Corp.	94,900
			94,900
		Commercial Services: 7.1%
8,000	@	Advisory Board Co.	386,560
41,000		Arbitron, Inc.	1,582,600
15,000	@	DiamondCluster Intl., Inc.	95,100
66,350		Healthcare Services Group	1,409,938
44,200	@	Huron Consulting Group, Inc.	1,054,612
33,109	@,L	iPayment, Inc.	1,325,022
76,000	@	Labor Ready, Inc.	1,678,080
86,800		MoneyGram Intl., Inc.	2,246,384
90,800	@	Navigant Consulting, Inc.	1,853,228
67,800	@,L	Resources Connection, Inc.	1,968,912
			13,600,436
		Computers: 6.6%
51,792	@	Anteon Intl. Corp.	2,220,323
32,500	@	Electronics for Imaging	907,725
114,600		Jack Henry & Associates, Inc.	2,193,444
51,300	@,L	Kronos, Inc.	2,428,029
57,065	@	Micros Systems, Inc.	2,756,810
69,300	@,L	Palm, Inc.	1,966,734
7,400	@,L	Synaptics, Inc.	199,134
			12,672,199
		Distribution/Wholesale: 5.0%
59,470	@,L	Aviall, Inc.	1,825,729
44,564		Hughes Supply, Inc.	1,726,409
55,388	@,L	Nuco2, Inc.	1,557,511
58,950		SCP Pool Corp.	2,295,381
53,500	@	Wesco Intl., Inc.	2,233,625
			9,638,655
		Diversified Financial Services: 0.7%
25,000		National Financial Partners Corp.	$1,272,250
			1,272,250
		Electrical Components and Equipment: 1.1%
65,101	@,L	Intermagnetics General Corp.	2,176,977
			2,176,977
		Electronics: 2.9%
27,100	@,L	Dionex Corp.	1,279,933
66,600		Keithley Instruments, Inc.	1,071,594
85,018	@	Measurement Specialties, Inc.	2,115,248
31,000	@	Trimble Navigation Ltd.	1,009,980
			5,476,755
		Engineering and Construction: 0.5%
13,000	@,L	Emcor Group, Inc.	919,750
			919,750
		Entertainment: 2.6%
27,800	@	Penn National Gaming, Inc.	922,126
67,400	@,L	Scientific Games Corp.	1,909,442
80,233	@,L	Shuffle Master, Inc.	2,247,326
			5,078,894
		Gas: 0.2%
12,500		Peoples Energy Corp.	449,125
			449,125
		Healthcare-Products: 5.0%
52,900	@,L	Arthrocare Corp.	2,023,425
44,300	@	Gen-Probe, Inc.	2,045,331
12,333	@	Intuitive Surgical, Inc.	1,377,843
63,201	@,L	Kyphon, Inc.	2,685,411
56,381	@,L	Viasys Healthcare, Inc.	1,539,201
			9,671,211
		Healthcare-Services: 5.1%
50,000	@,L	Amedisys, Inc.	2,219,000
13,500	@,L	Amsurg Corp.	313,921
34,500	@	Pediatrix Medical Group, Inc.	2,914,946
40,100	@,L	Psychiatric Solutions, Inc.	2,262,442
61,660	@,L	United Surgical Partners Intl., Inc.	2,140,219
			9,850,528
		Household Products/Wares: 0.2%
18,100		Yankee Candle Co., Inc.	458,835
			458,835
		Housewares: 0.7%
34,600		Toro Co.	1,390,574
			1,390,574
		Insurance: 3.0%
8,000		Commerce Group, Inc.	464,480
42,000		Horace Mann Educators Corp.	795,498
12,500	@@	Max Re Capital Ltd.	333,750
20,400	@	Philadelphia Consolidated Holding Co.	1,976,964
43,553	@,L	ProAssurance Corp.	2,168,068
			5,738,760

See Accompanying Notes to Financial Statements

91

PORTFOLIO OF INVESTMENTS
ING SMALLCAP OPPORTUNITIES FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED)(CONTINUED)

Shares			Value
		Internet: 5.2%
26,109	@	Digital Insight Corp.	$864,730
32,800	@,L	Equinix, Inc.	1,304,886
33,100	@	F5 Networks, Inc.	1,748,673
52,600	@,L	Openwave Systems, Inc.	873,686
182,600	@,L	Sapient Corp.	1,135,772
167,900	@,L	ValueClick, Inc.	3,169,952
40,600	@,L	Webex Communications, Inc.	966,686
			10,064,385
		Investment Companies: 2.2%
61,000	L	ishares Russell 2000 Growth Index Fund	4,267,560
			4,267,560
		Iron/Steel: 0.8%
15,300	L	Cleveland-Cliffs, Inc.	1,457,937
			1,457,937
		Leisure Time: 0.5%
19,900	L	Polaris Industries, Inc.	983,856
			983,856
		Machinery-Diversified: 1.3%
20,092	@,L	Middleby Corp.	1,575,213
37,500		Washington Air Break Technologies Corp.	968,625
			2,543,838
		Metal Fabricate/Hardware: 0.5%
24,600	@	NS Group, Inc.	1,010,076
			1,010,076
		Miscellaneous Manufacturing: 0.6%
22,586	@,L	Ceradyne, Inc.	1,063,575
			1,063,575
		Oil and Gas: 4.8%
28,600		Cabot Oil & Gas Corp.	1,207,206
25,000		Holly Corp.	1,520,500
22,000	@	Pride Intl., Inc.	655,380
68,400	@	Southwestern Energy Co.	2,330,388
65,700	@	Unit Corp.	3,558,312
			9,271,786
		Oil and Gas Services: 2.9%
8,400	@	Cal Dive Intl., Inc.	609,924
65,600	@	Dresser-Rand Group, Inc.	1,454,352
29,300	@	FMC Technologies, Inc.	1,203,937
23,500	@,L	Oil States Intl., Inc.	800,410
69,100	@	Superior Energy Services	1,504,307
			5,572,930
		Packaging and Containers: 0.6%
17,800	L	Greif, Inc.	1,068,890
			1,068,890
		Pharmaceuticals: 5.7%
89,900	@,L	Abgenix, Inc.	1,232,529
72,000	@,L	Alkermes, Inc.	1,308,960
15,000	@	Amylin Pharmaceuticals, Inc.	561,150
84,100	@,L	First Horizon Pharmaceutical Corp.	1,481,842
101,300	@,L	HealthExtras, Inc.	2,291,406
36,900	@,L	Neurocrine Biosciences, Inc.	$2,196,288
25,100	@	United Therapeutics Corp.	1,792,893
6,898	@	VCA Antech, Inc.	192,868
			11,057,936
		Real Estate Investment Trusts: 0.7%
69,500		Omega Healthcare Investors, Inc.	835,390
20,000		Sunstone Hotel Investors, Inc.	506,000
			1,341,390
		Retail: 6.7%
55,963	@	Copart, Inc.	1,409,148
80,400	@,L	Dave & Buster’s, Inc.	1,214,844
10,000	@,L	Dick’s Sporting Goods, Inc.	351,100
65,100	@,L	GameStop Corp.	2,189,964
116,849	@	Pacific Sunwear of California, Inc.	3,091,824
18,300	@,L	Petco Animal Supplies, Inc.	388,509
37,900	@,L	Red Robin Gourmet Burgers, Inc.	2,080,710
61,550	@	Sonic Corp.	1,821,265
7,000	@,L	Tractor Supply Co.	377,020
			12,924,384
		Semiconductors: 5.2%
71,700	@	Actel Corp.	1,043,952
52,300	@	Formfactor, Inc.	1,467,538
54,500	@	Integrated Device Technology, Inc.	652,910
59,900	@,L	Micrel, Inc.	723,592
63,900	@	Microsemi Corp.	1,773,225
66,200	@	Semtech Corp.	1,321,153
61,200	@	Tessera Technologies, Inc.	1,683,000
31,300	@,L	Varian Semiconductor Equipment Associates, Inc.	1,377,826
			10,043,196
		Software: 6.4%
60,700	@,L	Ansys, Inc.	2,550,614
62,700	@	Filenet Corp.	1,689,138
35,000		Global Payments, Inc.	1,532,300
63,943	@	HPL Technologies, Inc.	18,863
75,200	@,L	Informatica Corp.	845,248
76,100	@	Progress Software Corp.	2,354,534
68,300	@,L	THQ, Inc.	1,551,776
92,131	@,L	Witness Systems, Inc.	1,847,227
			12,389,700
		Storage/Warehousing: 1.4%
55,200	@,L	Mobile Mini, Inc.	2,760,000
			2,760,000
		Telecommunications: 1.3%
117,645	@,L	Powerwave Technologies, Inc.	1,477,621
76,500	@,L	Tekelec	994,500
			2,472,121
		Transportation: 3.2%
79,730		Forward Air Corp.	3,065,619
44,200	@	HUB Group, Inc.	1,792,310
39,700	L	Knight Transportation, Inc.	1,277,149
			6,135,078
		Total Common Stock (Cost $151,406,983)	186,724,556

See Accompanying Notes to Financial Statements

92

PORTFOLIO OF INVESTMENTS
ING SMALLCAP OPPORTUNITIES FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED)(CONTINUED)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 22.3%
	Repurchase Agreement: 2.3%
$4,514,000	Morgan Stanley Repurchase Agreement dated 11/30/05, 4.020%, due 12/01/05, $4,514,504 to be received upon repurchase (Collateralized by $4,325,000 Federal National Mortgage Association, 6.625%, Market Value plus accrued interest $4,668,544, due 09/15/09.		$4,514,000
	Total Repurchase Agreement (Cost $4,514,000)		4,514,000

	Securities Lending Collateralcc: 20.0%
38,543,719	The Bank of New York Institutional Cash Reserves Fund		38,543,719
	Total Securities Lending Collateral (Cost $38,543,719)		38,543,719
	Total Short-Term Investments (Cost $43,057,719)		43,057,719
	Total Investments In Securities (Cost $194,464,702)*	119.2%	$229,782,275
	Other Assets and Liabilities-Net	(19.2)	(36,967,742)
	Net Assets	100.0%	$192,814,533

@	Non-income producing security
@@	Foreign issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at November 30, 2005.
*	Cost for federal income tax purposes is $194,568,449. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$38,678,144
Gross Unrealized Depreciation	(3,464,318)
Net Unrealized Appreciation	$35,213,826

See Accompanying Notes to Financial Statements

93

PORTFOLIO OF INVESTMENTS
ING LARGECAP VALUE FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED)

Shares			Value
COMMON STOCK: 98.9%
		Agriculture: 2.4%
15,480		Altria Group, Inc.	$1,126,789
			1,126,789
		Auto Manufacturers: 7.7%
226,970		Ford Motor Co.	1,845,266
81,080		General Motors Corp.	1,775,652
			3,620,918
		Auto Parts and Equipment: 0.2%
330,390		Delphi Corp.	120,179
			120,179
		Computers: 14.2%
56,490		Electronic Data Systems Corp.	1,302,095
26,350		Hewlett-Packard Co.	781,805
11,620		International Business Machines Corp.	1,033,018
30,880	@	Lexmark Intl., Inc.	1,470,505
348,260	@	Sun Microsystems, Inc.	1,312,940
128,760	@	Unisys Corp.	791,874
			6,692,237
		Diversified Financial Services: 6.0%
17,660		CIT Group, Inc.	874,170
8,200		Citigroup, Inc.	398,110
40,830		JPMorgan Chase & Co.	1,561,748
			2,834,028
		Food: 11.6%
75,613		Albertson’s, Inc.	1,776,906
11,860		Kraft Foods, Inc.	343,228
71,110	@	Kroger Co.	1,383,801
84,710		Safeway, Inc.	1,969,507
			5,473,442
		Healthcare-Services: 2.3%
139,570	@	Tenet Healthcare Corp.	1,091,437
			1,091,437
		Insurance: 4.6%
13,670		Loews Corp.	1,320,249
4,690		Marsh & McLennan Cos., Inc.	144,874
16,740		Nationwide Financial Services	705,591
			2,170,714
		Miscellaneous Manufacturing: 4.3%
84,560		Eastman Kodak Co.	2,026,903
			2,026,903
		Office/Business Equipment: 3.6%
120,500		Xerox Corp.	1,711,100
			1,711,100
		Pharmaceuticals: 17.1%
87,440		Bristol-Myers Squibb Co.	1,887,830
71,600		Merck & Co., Inc.	2,105,039
85,530		Pfizer, Inc.	1,813,236
76,880		Schering-Plough Corp.	1,485,322
19,170		Wyeth	796,705
			8,088,132
		Pipelines: 1.8%
78,600		El Paso Corp.	$863,814
			863,814
		Semiconductors: 3.0%
99,840	@	Micron Technology, Inc.	1,423,718
			1,423,718
		Telecommunications: 18.1%
84,560		AT&T, Inc.	2,106,390
55,760	@	Avaya, Inc.	664,659
83,660		Bellsouth Corp.	2,280,573
587,190	@	Lucent Technologies, Inc.	1,638,260
58,680		Verizon Communications, Inc.	1,876,586
			8,566,468
		Toys/Games/Hobbies: 2.0%
57,120		Mattel, Inc.	951,048
			951,048

Total Investments In Securities (Cost $48,876,074)*	98.9%	$46,760,927
Other Assets and Liabilities-Net	1.1	508,158
Net Assets	100.0%	$47,269,085

@	Non-income producing security
*	Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$3,499,250
	Gross Unrealized Depreciation	(5,614,397)
	Net Unrealized Depreciation	$(2,115,147)

See Accompanying Notes to Financial Statements

94

PORTFOLIO OF INVESTMENTS
ING MAGNACAP FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED)

Shares			Value
COMMON STOCK: 97.6%
		Aerospace/Defense: 1.1%
69,200		United Technologies Corp.	$3,725,728
			3,725,728
		Agriculture: 2.5%
116,600		Altria Group, Inc.	8,487,314
			8,487,314
		Apparel: 1.2%
47,700		Nike, Inc.	4,068,810
			4,068,810
		Banks: 10.0%
318,400		Bank of America Corp.	14,611,376
119,300		The Bank of New York Co., Inc.	3,865,320
195,200		Wells Fargo & Co.	12,268,320
47,900		Zions Bancorporation	3,622,677
			34,367,693
		Beverages: 1.8%
80,200		Coca-Cola Co.	3,423,738
40,900		Molson Coors Brewing Co.	2,723,531
			6,147,269
		Biotechnology: 0.7%
52,100	@,L	Charles River Laboratories Intl., Inc.	2,373,676
			2,373,676
		Building Materials: 1.9%
37,000		Florida Rock Industries, Inc.	1,845,190
159,400	L	Masco Corp.	4,745,338
			6,590,528
		Chemicals: 4.3%
134,100		Dow Chemical Co.	6,068,025
84,500		E.I. du Pont de Nemours & Co.	3,612,375
85,900		Lyondell Chemical Co.	2,184,437
58,600		Praxair, Inc.	3,047,200
			14,912,037
		Coal: 1.6%
71,500		Peabody Energy Corp.	5,638,490
			5,638,490
		Computers: 1.9%
34,000	@	IHS, Inc.	654,840
65,800		International Business Machines Corp.	5,849,620
			6,504,460
		Cosmetics/Personal Care: 0.7%
85,100		Avon Products, Inc.	2,327,485
			2,327,485
		Distribution/Wholesale: 0.6%
50,700	@,L	Wesco Intl., Inc.	2,116,725
			2,116,725
		Diversified Financial Services: 15.5%
80,794	L	Capital One Financial Corp.	$6,710,750
192,200		Citigroup, Inc.	9,331,310
224,500		Countrywide Financial Corp.	7,814,845
96,100		Freddie Mac	6,001,445
228,400		J.P. Morgan Chase & Co.	8,736,300
22,200		Lehman Brothers Holdings, Inc.	2,797,200
98,200		Merrill Lynch & Co., Inc.	6,522,444
93,200		Morgan Stanley	5,221,996
			53,136,290
		Electric: 1.3%
124,500	L	PG&E Corp.	4,579,110
			4,579,110
		Electronics: 1.3%
301,000	@,@@,L	Flextronics Intl. Ltd.	3,106,320
35,700	@	Thomas & Betts Corp.	1,429,428
			4,535,748
		Entertainment: 0.8%
132,500	L	Regal Entertainment Group	2,680,475
			2,680,475
		Food: 2.0%
107,300	L	McCormick & Co., Inc.	3,349,906
119,180	@,L	Smithfield Foods, Inc.	3,483,631
			6,833,537
		Forest Products and Paper: 1.3%
143,000		International Paper Co.	4,508,790
			4,508,790
		Gas: 1.2%
91,500		Sempra Energy	4,021,425
			4,021,425
		Healthcare-Services: 0.8%
69,600	@	LifePoint Hospitals, Inc.	2,648,280
			2,648,280
		Household Products/Wares: 1.0%
57,700		Kimberly-Clark Corp.	3,403,146
			3,403,146
		Insurance: 8.1%
73,000	@@	ACE Ltd.	4,051,500
93,300		American Intl. Group, Inc.	6,264,162
128,000	@@	Axis Capital Holdings Ltd.	3,875,840
61,700	@@	IPC Holdings Ltd.	1,801,640
150,300		MetLife, Inc.	7,731,432
14,400	@@	Platinum Underwriters Holdings, Inc.	434,160
77,200		St. Paul Travelers Cos., Inc.	3,592,116
			27,750,850
		Leisure Time: 1.1%
83,300	L	Royal Caribbean Cruises Ltd.	3,820,138
			3,820,138
		Lodging: 2.2%
52,800	L	Harrah’s Entertainment, Inc.	3,595,152
59,100	@,@@,L	Kerzner Intl. Ltd.	3,842,091
			7,437,243

See Accompanying Notes to Financial Statements

95

PORTFOLIO OF INVESTMENTS
ING MAGNACAP FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Media: 3.1%
52,600		Gannett Co., Inc.	$3,241,212
99,900		Time Warner, Inc.	1,796,202
91,400		Tribune Co.	2,922,058
79,200		Viacom, Inc.	2,645,280
			10,604,752
		Mining: 0.7%
87,300		Alcoa, Inc.	2,392,893
			2,392,893
		Miscellaneous Manufacturing: 2.0%
194,600		General Electric Co.	6,951,112
			6,951,112
		Office/Business Equipment: 0.8%
199,900	@,L	Xerox Corp.	2,838,580
			2,838,580
		Oil and Gas: 10.3%
49,600		Apache Corp.	3,237,888
79,800		Cabot Oil & Gas Corp.	3,368,358
54,400		ConocoPhillips	3,291,744
207,400		Exxon Mobil Corp.	12,035,422
74,600	@	Newfield Exploration Co.	3,450,996
161,100	@,L	Plains Exploration & Production Co.	6,830,640
81,400		XTO Energy, Inc.	3,312,166
			35,527,214
		Oil and Gas Services: 4.6%
126,700	L	BJ Services Co.	4,643,555
207,400	@	Dresser-Rand Group, Inc.	4,598,058
100,900		Halliburton Co.	6,422,285
			15,663,898
		Pharmaceuticals: 3.8%
502,200		Pfizer, Inc.	10,646,640
57,500		Wyeth	2,389,700
			13,036,340
		Real Estate: 0.5%
26,300		St. Joe Co.	1,746,320
			1,746,320
		Real Estate Investment Trusts: 1.1%
154,100		KKR Financial Corp.	3,659,875
			3,659,875
		Retail: 2.0%
60,700		Abercrombie & Fitch Co.	3,722,124
98,900		McDonald’s Corp.	3,347,765
			7,069,889
		Semiconductors: 1.1%
407,500	@@,L	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,903,850
			3,903,850
		Software: 1.1%
135,300	L	Microsoft Corp.	3,749,163
			3,749,163
		Telecommunications: 1.6%
215,300	L	AT&T Corp.	$5,363,123
			5,363,123
		Total Common Stock (Cost $290,500,716)	335,122,256

Principal Amount			Value
SHORT-TERM INVESTMENTS: 12.6%
	Repurchase Agreement: 2.5%
$8,534,000	Morgan Stanley Repurchase Agreement dated 11/30/05, 4.020%, due 12/01/05, $8,534,953 to be received upon repurchase (Collateralized by $18,375,000 Resolution Funding Corporation, 0.000%, Market Value plus accrued interest $8,706,259, due 01/15/21)		8,534,000
	Total Repurchase Agreement (Cost $8,534,000)		8,534,000
	Securities Lending Collateralcc: 10.1%
34,582,823	The Bank of New York Institutional Cash Reserves Fund		34,582,823
	Total Securities Lending Collateral (Cost $34,582,823)		34,582,823
	Total Short-Term Investments (Cost $43,116,823)		43,116,823
	Total Investments In Securities (Cost $333,617,539)*	110.2%	$378,239,079
	Other Assets and Liabilities-Net	(10.2)	(34,891,475)
	Net Assets	100.0%	$343,347,604

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at November 30,2005.
*	Cost for federal income tax purposes is $333,789,445. Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$52,401,269
	Gross Unrealized Depreciation	(7,951,635)
	Net Unrealized Appreciation	$44,449,634

Information concerning open futures contracts for the ING MagnaCap Fund at November 30, 2005 is shown below:

Long Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Loss
S&P 500 Future	9	$2,814,975	12/15/05	$(41,431)

See Accompanying Notes to Financial Statements

96

PORTFOLIO OF INVESTMENTS
ING MIDCAP VALUE FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED)

Shares			Value
COMMON STOCK: 99.5%
		Apparel: 2.4%
167,773	@,@@	Tommy Hilfiger Corp.	$3,029,980
			3,029,980
		Auto Parts and Equipment: 17.7%
99,060		American Axle & Manufacturing Holdings, Inc.	2,106,016
196,910		ArvinMeritor, Inc.	2,618,903
133,700		Cooper Tire & Rubber Co.	1,966,727
381,310		Dana Corp.	2,657,731
1,010,570		Delphi Corp.	367,595
324,770	@,L	Goodyear Tire & Rubber Co.	5,563,309
107,690		Lear Corp.	2,998,090
595,335	@,L	Visteon Corp.	4,024,464
			22,302,835
		Banks: 2.2%
337,900	@@	W Holding Co., Inc.	2,787,675
			2,787,675
		Beverages: 0.7%
12,600		Molson Coors Brewing Co.	839,034
			839,034
		Chemicals: 6.8%
252,960		Chemtura Corp.	3,048,168
123,500	@,L	Huntsman Corp.	2,346,500
171,300		Sensient Technologies Corp.	3,112,521
			8,507,189
		Commercial Services: 3.5%
78,346	@	Convergys Corp.	1,300,544
156,900	@	Rent-A-Center, Inc.	3,067,395
			4,367,939
		Computers: 9.1%
705,400	@,L	Gateway, Inc.	2,144,416
172,490	@	Synopsys, Inc.	3,367,005
969,250	@	Unisys Corp.	5,960,887
			11,472,308
		Diversified Financial Services: 0.9%
24,000		CIT Group, Inc.	1,188,000
			1,188,000
		Electric: 0.2%
162,000	@,L	Mirant Corp.	194,238
			194,238
		Electronics: 9.1%
302,700	@,L	Kemet Corp.	2,421,600
1,021,840	@	Sanmina-SCI Corp.	4,230,418
1,343,672	@,L	Solectron Corp.	4,823,782
			11,475,800
		Food: 9.6%
149,800	L	Albertson’s, Inc.	3,520,300
349,030	@	Del Monte Foods Co.	3,448,416
199,980	L	Safeway, Inc.	4,649,535
818,464	@,L	Winn-Dixie Stores, Inc.	497,217
			12,115,468
		Healthcare-Services: 3.6%
588,400	@,L	Tenet Healthcare Corp.	$4,601,288
			4,601,288
		Home Furnishings: 3.5%
249,570		Maytag Corp.	4,437,355
			4,437,355
		Insurance: 5.5%
40,780	@,L	CNA Financial Corp.	1,388,559
39,500		Nationwide Financial Services	1,664,925
285,550	L	Phoenix Cos., Inc.	3,883,480
			6,936,964
		Machinery-Diversified: 2.2%
161,000	@,L	AGCO Corp.	2,725,730
			2,725,730
		Office/Business Equipment: 4.4%
548,920		IKON Office Solutions, Inc.	5,522,135
			5,522,135
		Pipelines: 1.8%
463,440	@,L	Dynegy, Inc.	2,219,878
			2,219,878
		Semiconductors: 5.9%
446,669	@	Agere Systems, Inc.	5,887,098
111,958	@,L	Micron Technology, Inc.	1,596,521
			7,483,619
		Telecommunications: 10.4%
1,539,550	@	3Com Corp.	5,573,171
994,030	@	Cincinnati Bell, Inc.	3,876,717
434,090	@,L	UTStarcom, Inc.	3,598,606
			13,048,494
		Total Common Stock (Cost $147,693,211)	125,255,929

Principal Amount			Value
SHORT-TERM INVESTMENTS: 26.3%
	U.S. Government Agency Obligations: 0.3%
$415,957	Federal National Mortgage Association, 3.700%, due 12/01/05		415,957
	Total U.S. Government Agency Obligations (Cost $415,957)		415,957
	Securities Lending Collateralcc: 26.0%
32,728,403	The Bank of New York Institutional Cash Reserves Fund		32,728,403
	Total Securities Lending Collateral (Cost $32,728,403)		32,728,403
	Total Short-Term Investments (Cost $33,144,360)		33,144,360
	Total Investments In Securities (Cost $180,837,614)*	125.8%	$158,400,289
	Other Assets and Liabilities-Net	(25.8)	(32,459,339)
	Net Assets	100.0%	$125,940,950

See Accompanying Notes to Financial Statements

97

PORTFOLIO OF INVESTMENTS
ING MIDCAP VALUE FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

@	Non-income producing security
@@	Foreign issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at November 30, 2005.
*	Cost for federal income tax purposes is $180,945,059. Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$9,235,928
	Gross Unrealized Depreciation	(31,780,698)
	Net Unrealized Depreciation	$(22,544,770)

See Accompanying Notes to Financial Statements

98

PORTFOLIO OF INVESTMENTS
ING MIDCAP VALUE CHOICE FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED)

Shares			Value
COMMON STOCK: 76.6%
		Aerospace/Defense: 0.7%
18,000	@	Orbital Sciences Corp.	$217,080
			217,080
		Agriculture: 0.7%
8,800		Archer-Daniels-Midland Co.	207,416
			207,416
		Chemicals: 3.7%
24,600		Aceto Corp.	147,600
55,000	@	Mosaic Co.	744,700
14,500		Sensient Technologies Corp.	263,465
			1,155,765
		Computers: 2.9%
223,000	@	Maxtor Corp.	905,380
			905,380
		Cosmetics/Personal Care: 0.6%
800	@@	Kao Corp. ADR	188,542
			188,542
		Distribution/Wholesale: 1.6%
4,000		CDW Corp.	234,600
7,000	@	Tech Data Corp.	275,170
			509,770
		Electric: 9.1%
15,200		Alliant Energy Corp.	430,920
700		DTE Energy Co.	30,548
24,500	@@	Energias de Portugal SA ADR	720,790
15,400		Idacorp, Inc.	439,824
6,300	@@	Korea Electric Power Corp. ADR	106,092
10,700	@	NRG Energy, Inc.	467,269
1,100		Progress Energy, Inc.	49,258
28,300		Puget Energy, Inc.	588,074
			2,832,775
		Electronics: 2.4%
7,500	@@	Kyocera Corp. ADR	513,750
12,900	@	OSI Systems, Inc.	242,907
			756,657
		Engineering and Construction: 0.8%
9,100	@	Shaw Group, Inc.	262,899
			262,899
		Environmental Control: 1.9%
70,200	@	Allied Waste Industries, Inc.	590,382
			590,382
		Food: 8.6%
6,400		Albertson’s, Inc.	150,400
17,800		ConAgra Foods, Inc.	382,700
26,700	@	Del Monte Foods Co.	263,796
14,000	@	Kroger Co.	272,440
16,200		Sara Lee Corp.	292,572
9,100	@	Smithfield Foods, Inc.	265,993
61,800		Tyson Foods, Inc.	1,040,094
			2,667,995
		Forest Products and Paper: 4.4%
18,200		Bowater, Inc.	$565,110
89,100	@@	Domtar, Inc.	474,903
26,800		Wausau-Mosinee Paper Corp.	316,776
			1,356,789
		Home Builders: 0.4%
11,100	@@	Sekisui House Ltd. ADR	132,192
			132,192
		Insurance: 0.8%
4,200		Aon Corp.	152,922
2,400	@	CNA Financial Corp.	81,720
			234,642
		Machinery-Construction and Mining: 0.1%
300	@@	Komatsu Ltd. ADR	16,768
			16,768
		Machinery-Diversified: 6.7%
70,400	@	AGCO Corp.	1,191,872
2,700		Alamo Group, Inc.	56,970
3,800	@@	CNH Global NV	63,840
15,700		Lindsay Manufacturing Co.	291,549
700	@@	Metso Oyj ADR	18,291
14,100		Tecumseh Products Co.	314,712
3,400		Tennant Co.	159,528
			2,096,762
		Mining: 22.1%
13,900	@@	Alumina Ltd. ADR	261,459
14,700	@@	Anglo American PLC ADR	468,783
18,050	@@	AngloGold Ashanti Ltd. ADR	760,086
41,700	@,@@	Apex Silver Mines Ltd.	701,394
12,200	@,@@	Banro Corp.	98,454
31,300	@,@@	Barrick Gold Corp.	832,893
307,600	@,@@	Bema Gold Corp.	861,280
75,200	@,@@	Crystallex Int’l Corp.	158,672
79,600	@,@@	Eldorado Gold Corp.	319,196
84,700	@,@@	Entree Gold, Inc.	127,050
9,000	@@	Falconbridge Ltd.	270,000
17,700	@,@@	Gammon Lake Resources, Inc.	158,769
5,800	@@	Impala Platinum Holdings Ltd. ADR	189,987
600	@,@@	Inco Ltd.	26,394
28,500	@,@@	Lihir Gold Ltd. ADR	991,431
47,800	@,@@	Orezone Resources, Inc.	81,738
18,300	@@	Placer Dome, Inc.	401,502
115,600	@,@@	RIO Narcea Gold Mines Ltd.	146,812
			6,855,900
		Oil and Gas: 0.6%
796		Kerr-McGee Corp.	68,814
2,500	@@	Nexen, Inc.	109,775
			178,589
		Oil and Gas Services: 0.6%
3,100	@@	Technip SA ADR	174,902
			174,902
		Packaging and Containers: 1.5%
22,600	@	Pactiv Corp.	457,424
			457,424

See Accompanying Notes to Financial Statements

99

PORTFOLIO OF INVESTMENTS
ING MIDCAP VALUE CHOICE FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Real Estate Investment Trusts: 0.9%
47,900		MFA Mortgage Investments, Inc.	$292,190
			292,190
		Telecommunications: 1.6%
23,000	@@	KT Corp. ADR	502,090
			502,090
		Transportation: 3.9%
10,869	@@	TNT NV ADR	294,115
12,000		Union Pacific Corp.	918,481
			1,212,596
		Total Common Stock (Cost $21,878,355)	23,805,505

PREFERRED STOCK: 0.1%
		Mining: 0.1%
700	C	Freeport-McMoRan Copper & Gold, Inc.	34,496
		Total Preferred Stock (Cost $30,236)	34,496

Principal Amount				Value
CONVERTIBLE CORPORATE BONDS: 16.2%
		Auto Parts and Equipment: 1.9%
$1,377,000	C	Lear Corp., 5.300%, due 02/20/22		595,553
				595,553
		Computers: 0.9%
290,000	C	Quantum Corp., 4.375%, due 08/01/10		276,588
				276,588
		Electrical Components and Equipment: 3.0%
1,237,000	C	GrafTech Intl. Ltd., 1.625%, due 01/15/24		946,304
				946,304
		Electronics: 0.5%
172,000	C	FEI Co., 5.500%, due 08/15/08		171,140
				171,140
		Environmental Control: 1.4%
488,000	C	Allied Waste North America, 4.250%, due 04/15/34		424,560
				424,560
		Media: 1.9%
600,000	C	EchoStar Communications Corp, 5.750%, due 05/15/08		587,250
				587,250
		Mining: 0.5%
203,000	C	Apex Silver Mines Ltd., 2.875%, due 03/15/24		159,863
				159,863
		Semiconductors: 4.4%
$655,000	C	Axcelis Technologies, Inc., 4.250%, due 01/15/07		$641,899
26,000	C	Brooks Automation, Inc., 4.750%, due 06/01/08		25,123
352,000	C	International Rectifier Corp., 4.250%, due 07/15/07		342,760
356,000	C	Triquint Semiconductor, Inc., 4.000%, due 03/01/07		349,325
				1,359,107
		Telecommunications: 1.7%
617,000	C	Adaptec, Inc., .750%, due 12/22/23		525,221
				525,221
		Total Convertible Corporate Bonds (Cost $4,988,401)		5,045,586
		Total Long-Term Investments (Cost $26,896,992)		28,885,587

SHORT-TERM INVESTMENTS: 10.7%
		U.S. Government Agency Obligations: 10.7%
3,310,000		Federal National Mortgage Association, 3.700%, due 12/01/05		3,309,660
		Total Short-Term Investments (Cost $3,310,000)		3,309,660
		Total Investments In Securities (Cost $30,206,992)*	103.6%	$32,195,247
		Other Assets and Liabilities-Net	(3.6)	(1,115,544)
		Net Assets	100.0%	$31,079,703

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
C	Bond may be called prior to maturity date.
*	Cost for federal income tax purposes is $30,246,119. Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$2,400,352
	Gross Unrealized Depreciation	(451,224)
	Net Unrealized Appreciation	$1,949,128

See Accompanying Notes to Financial Statements

100

PORTFOLIO OF INVESTMENTS
ING SMALLCAP VALUE FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED)

Shares			Value
COMMON STOCK: 102.0%
		Apparel: 1.8%
114,627	@,@@	Tommy Hilfiger Corp.	$2,070,164
			2,070,164
		Auto Parts and Equipment: 19.0%
133,270		American Axle & Manufacturing Holdings, Inc.	2,833,320
213,737		ArvinMeritor, Inc.	2,842,702
171,970		Cooper Tire & Rubber Co.	2,529,679
291,000		Dana Corp.	2,028,270
237,539	@,L	Goodyear Tire & Rubber Co.	4,069,043
182,590	L	Superior Industries Intl., Inc.	4,164,877
504,170	L	Visteon Corp.	3,408,189
			21,876,080
		Chemicals: 6.5%
98,105	@@	Octel Corp.	1,518,665
305,260	@,L	PolyOne Corp.	1,761,350
194,590		Sensient Technologies Corp.	3,535,701
86,560		Wellman, Inc.	670,840
			7,486,556
		Commercial Services: 1.5%
62,840		Kelly Services, Inc.	1,746,952
			1,746,952
		Computers: 4.8%
1,165,060	@,L	Gateway, Inc.	3,541,782
217,700	@,L	Mentor Graphics Corp.	1,950,592
			5,492,374
		Electric: 1.9%
109,120	L	Central Vermont Public Service Corp.	2,226,048
			2,226,048
		Electrical Components and Equipment: 2.1%
104,860	L	Belden CDT, Inc.	2,449,530
			2,449,530
		Electronics: 4.2%
600,040	@,L	Kemet Corp.	4,800,320
			4,800,320
		Energy: 1.7%
403,250	@,L	Dynegy, Inc.	1,931,568
			1,931,568
		Food: 6.4%
125,440	@	Del Monte Foods Co.	1,239,347
675,960	@,L	Interstate Bakeries Corp.	5,340,085
1,385,637	@,L	Winn-Dixie Stores, Inc.	841,774
			7,421,206
		Hand/Machine Tools: 1.4%
90,220		Starrett (L.S.) Co.	1,646,515
			1,646,515
		Healthcare-Services: 0.2%
659,900	@,L	OCA, Inc.	257,361
			257,361
		Home Builders: 3.7%
249,029		Coachmen Industries, Inc.	$3,020,722
200,900	@	National RV Holdings, Inc.	1,203,391
			4,224,113
		Home Furnishings: 7.0%
236,800		Kimball International, Inc.	2,521,920
158,510	L	La-Z-Boy, Inc.	2,119,279
193,410		Maytag Corp.	3,438,830
			8,080,029
		Household Products/Wares: 1.0%
43,800	L	American Greetings Corp.	1,147,560
			1,147,560
		Insurance: 10.9%
41,820	@	Allmerica Financial Corp.	1,670,709
29,990		Kansas City Life Insurance Co.	1,513,895
172,088	@	KMG America Corp.	1,505,770
18,745	@	National Western Life Insurance Co.	4,123,900
155,260	L	Phoenix Cos., Inc.	2,111,536
181,297	@,L	PMA Capital Corp.	1,609,917
			12,535,727
		Leisure Time: 2.0%
227,690	@,L	K2, Inc.	2,313,330
			2,313,330
		Machinery-Diversified: 2.6%
147,256		Tecumseh Products Co.	2,995,187
			2,995,187
		Miscellaneous Manufacturing: 1.1%
33,453		Federal Signal Corp.	546,622
55,300		Tredegar Corp.	691,250
			1,237,872
		Retail: 2.6%
102,160	L	Dillard’s, Inc.	2,142,295
87,060	@,L	Sharper Image Corp.	883,659
			3,025,954
		Semiconductors: 4.3%
299,820	@	Agere Systems, Inc.	3,951,628
324,700	@	ESS Technology, Inc.	990,335
			4,941,963
		Telecommunications: 13.5%
1,243,560	@	3Com Corp.	4,501,686
759,366	@	Adaptec, Inc.	3,774,049
719,863	@	Cincinnati Bell, Inc.	2,807,466
541,240	@,L	UTStarcom, Inc.	4,486,880
			15,570,081
		Transportation: 1.8%
134,300	@	US Xpress Enterprises, Inc.	2,041,360
			2,041,360
		Total Common Stock (Cost $135,068,501)	117,517,850

See Accompanying Notes to Financial Statements

101

PORTFOLIO OF INVESTMENTS
ING SMALLCAP VALUE FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 28.2%
	Securities Lending Collateralcc: 28.2%
$32,464,344	The Bank of New York Institutional Cash Reserves Fund		$32,464,344
	Total Short-Term Investments (Cost $32,464,344)		32,464,344
	Total Investments In Securities (Cost $167,532,844)*	130.2%	$149,982,194
	Other Assets and Liabilities-Net	(30.2)	(34,781,978)
	Net Assets	100.0%	$115,200,216

@	Non-income producing security
@@	Foreign issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at November 30, 2005.
*	Cost for federal income tax purposes is $167,896,437. Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$9,466,014
	Gross Unrealized Depreciation	(27,380,257)
	Net Unrealized Depreciation	$(17,914,243)

See Accompanying Notes to Financial Statements

102

PORTFOLIO OF INVESTMENTS
ING SMALLCAP VALUE CHOICE FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED)

Shares			Value
COMMON STOCK: 92.4%
		Apparel: 3.3%
23,700	@	Gymboree Corp.	$534,672
			534,672
		Auto Parts and Equipment: 1.4%
11,900	@	Commercial Vehicle Group, Inc.	235,501
			235,501
		Banks: 1.5%
13,100	@	BanCorp, Inc.	239,730
			239,730
		Commercial Services: 0.4%
1,600	@@	Ritchie Bros Auctioneers, Inc.	62,480
			62,480
		Computers: 2.6%
142,100	@	Quantum Corp.	424,879
			424,879
		Diversified Financial Services: 1.3%
5,400		IndyMac Bancorp, Inc.	206,712
			206,712
		Electrical Components and Equipment: 2.8%
25,400	@	General Cable Corp.	461,010
			461,010
		Electronics: 3.4%
13,650	@	Excel Technology, Inc.	328,146
14,200		Keithley Instruments, Inc.	228,478
			556,624
		Environmental Control: 3.0%
14,600	@	Aleris Intl., Inc.	485,450
			485,450
		Food: 4.4%
34,800	@	Del Monte Foods Co.	343,824
22,700	@	Premium Standard Farms, Inc.	377,955
			721,779
		Forest Products and Paper: 11.3%
13,500		Bowater, Inc.	419,175
28,900	@	Buckeye Technologies, Inc.	220,218
16,200		P. H. Glatfelter Co.	233,604
43,000	@@	Sappi Ltd. ADR	467,840
41,300		Wausau-Mosinee Paper Corp.	488,165
			1,829,002
		Hand/Machine Tools: 5.7%
8,200		Kennametal, Inc.	449,278
11,550		Lincoln Electric Holdings, Inc.	471,356
			920,634
		Home Furnishings: 1.2%
13,000		Hooker Furniture Corp.	201,760
			201,760
		Household Products/Wares: 2.6%
20,900	@	Fossil, Inc.	416,746
			416,746
		Insurance: 1.1%
19,500	@	PMA Capital Corp.	$173,160
			173,160
		Iron/Steel: 3.5%
25,850		Gibraltar Industries, Inc.	568,442
			568,442
		Machinery-Diversified: 3.2%
28,900		Sauer-Danfoss, Inc.	519,911
			519,911
		Metal Fabricate/Hardware: 2.6%
26,600	@	Earle M. Jorgensen Co.	255,360
10,300	@	RBC Bearings, Inc.	160,783
			416,143
		Mining: 3.4%
24,000	@	Century Aluminum Co.	554,880
			554,880
		Miscellaneous Manufacturing: 3.9%
26,300	@	Griffon Corp.	640,668
			640,668
		Oil and Gas: 9.8%
23,100	@	Denbury Resources, Inc.	522,983
10,000		Range Resources Corp.	372,400
15,200	@	Southwestern Energy Co.	517,864
11,200	@	Warren Resources, Inc.	175,728
			1,588,975
		Oil and Gas Services: 2.5%
38,500	@,@@	Stolt Offshore SA ADR	400,785
			400,785
		Packaging and Containers: 1.0%
12,400	@	Smurfit-Stone Container Corp.	157,108
			157,108
		Real Estate Investment Trusts: 6.2%
16,100		Anthracite Capital, Inc.	174,524
30,100		HomeBanc Corp.	236,285
23,800		New York Mortgage Trust, Inc.	137,088
5,350		RAIT Investment Trust	140,598
10,800		Saxon Capital, Inc.	129,600
23,300		Sunset Financial Resources, Inc.	192,225
			1,010,320
		Retail: 2.6%
18,400		Casey’s General Stores, Inc.	423,568
			423,568
		Savings and Loans: 2.0%
17,200	@	Franklin Bank Corp.	318,200
			318,200
		Semiconductors: 3.4%
55,700	@	Mattson Technology, Inc.	552,544
			552,544
		Textiles: 0.3%
16,000	@	Quaker Fabric Corp.	42,880
			42,880

See Accompanying Notes to Financial Statements

103

PORTFOLIO OF INVESTMENTS
ING SMALLCAP VALUE CHOICE FUND	AS OF NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Transportation: 2.0%
12,050	@	Marten Transport Ltd.	$321,615
			321,615
		Total Common Stock (Cost $13,685,251)	14,986,178

Principal Amount			Value
SHORT-TERM INVESTMENTS: 5.9%
	U.S. Government Agency Obligations: 5.9%
$957,000	Federal National Mortgage Association, 3.700%, due 12/01/05		956,902
	Total Short-Term Investments (Cost $957,000)		956,902
	Total Investments In Securities (Cost $14,642,251)*	98.3%	$15,943,080
	Other Assets and Liabilities-Net	1.7	277,194
	Net Assets	100.0%	$16,220,274

@                                    Non-income producing security

@@                        Foreign issuer

ADR                     American Depositary Receipt

*                                         Cost for federal income tax purposes is $14,669,522. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,658,200
Gross Unrealized Depreciation	(384,642)
Net Unrealized Depreciation	$1,273,558)

See Accompanying Notes to Financial Statements

104

SHAREHOLDER MEETING INFORMATION (UNAUDITED)

A special meeting of shareholders of the ING Equity Trust was held November 10, 2005, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

A brief description of each matter voted upon as well as the results are outlined below:

Matters:

1             To approve an Agreement and Plan of Reorganization by and among Equity and Bond Fund and ING Balanced Fund (“Balanced Fund”), providing for the reorganization of Equity and Bond Fund with and into Balanced Fund; and

2             To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponements(s) thereof, in the discretion of the proxies or their substitutes.

Results:

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
Equity and Bond	1	2,242,987	34,976	25,709	—	2,303,672
	2	2,238,752	37,120	27,800	—	2,303,672

*            Proposals 1 and 2 passed at this meeting.

A special meeting of shareholders of the ING Series Fund, Inc. was held November 10, 2005, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

A brief description of each matter voted upon as well as the results are outlined below:

Matters:

1             To approve an Agreement and Plan of Reorganization by and among Value Opportunity Fund and ING MagnaCap Fund (“MagnaCap Fund”), providing for the reorganization of Value Opportunity Fund with and into MagnaCap Fund; and

2             To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponements(s) thereof, in the discretion of the proxies or their substitutes.

Results:

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
Value Opportunity	1	836,875	91,471	17,685	—	946,031
	2	827,858	96,138	22,035	—	946,031

*            The Shareholder Meeting was adjourned to November 29, 2005.

105

SHAREHOLDER MEETING INFORMATION (UNAUDITED) (CONTINUED)

A special meeting of shareholders of the ING Equity Trust was held November 10, 2005, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

A brief description of each matter voted upon as well as the results are outlined below:

Matters:

1             To approve an Agreement and Plan of Reorganization by and among SmallCap Opportunities Fund and ING Small Company Fund (“Small Company Fund”), providing for the reorganization of SmallCap Opportunities Fund with and into Small Company Fund; and

2             To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponements(s) thereof, in the discretion of the proxies or their substitutes.

Results:

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
SmallCap Opportunities(1)	1	2,061,113	75,186	81,044	—	2,217,343
	2	2,010,039	111,546	95,758	—	2,217,343

*            The Shareholder Meeting was adjourned to November 29, 2005.

(1)     At a meeting held on July 21, 2005, The Board of Trustees (the “Board”) of ING SmallCap Opportunities Fund (the “Fund”) approved the reorganization (the “Reorganization”) of the Fund with and into ING Small Company Fund, subject to approval by the Fund’s shareholders. As a result of the inability to obtain a sufficient number of votes to consider the Reorganization at a Special Meeting of shareholders, the Board has decided not to proceed with the Fund’s Reorganization. The Fund will continue to be managed in accordance with its current investment objective and principal investment strategies.

A special meeting of shareholders of the ING Series Fund, Inc. was held November 29, 2005, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

A brief description of each matter voted upon as well as the results are outlined below:

Matters:

1             To approve an Agreement and Plan of Reorganization by and among Value Opportunity Fund and ING MagnaCap Fund (“MagnaCap Fund”), providing for the reorganization of Value Opportunity Fund with and into MagnaCap Fund; and

2             To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponements(s) thereof, in the discretion of the proxies or their substitutes.

Results:

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
Value Opportunity	1	1,214,539	91,770	393,520	—	1,699,829
	2	1,203,409	99,555	396,865	—	1,699,829

*            Proposals 1 and 2 passed at this meeting.

106

SHAREHOLDER MEETING INFORMATION (UNAUDITED) (CONTINUED)

A special meeting of shareholders of the ING Equity Trust was held November 29, 2005, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

A brief description of each matter voted upon as well as the results are outlined below:

Matters:

1             To approve an Agreement and Plan of Reorganization by and among SmallCap Opportunities Fund and ING Small Company Fund (“Small Company Fund”), providing for the reorganization of SmallCap Opportunities Fund with and into Small Company Fund; and

2             To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponements(s) thereof, in the discretion of the proxies or their substitutes.

Results:

	Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
SmallCap Opportunities	1	2,518,538	84,976	92,350	—	2,695,864
	2	2,466,775	120,120	108,969	—	2,695,864

*            The Shareholder Meeting was adjourned to December 27, 2005.

107

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) provides that, after an initial period, the Funds’ existing investment advisory and sub-advisory contracts remain in effect only if the Boards of Directors/Trustees (the “Board”) of ING Equity Trust and ING Investment Fund, Inc., including a majority of the Directors/Trustees who have no direct or indirect interest in the advisory and sub-advisory contracts, and who are not “interest persons” of the Funds, as such term is defined under the 1940 Act (the “Independent Directors/Trustees”), annually review and renew them. In this regard, at a meeting held on November 10, 2005 the Board, including a majority of the Independent Directors/Trustees, considered whether to renew the investment advisory contracts (the “Advisory Contracts”) between ING Investments, LLC (the “Adviser”) and the Funds and the sub-advisory contracts (“Sub-Advisory Contracts”) with the sub-advisers to the Funds (the “Sub-Advisers”).

The Independent Directors/Trustees also held separate meetings on October 11 and November 8, 2005 to consider renewals of the Advisory Contracts and Sub-Advisory Contracts. Thus, references herein to factors considered and determinations made by the Independent Directors/Trustees include, as applicable, factors considered and determinations made on those earlier dates.

At the November 10, 2005 meeting, the Board voted to renew the Advisory and Sub-Advisory Contracts for the Funds. In reaching these decisions, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual review process. The Board’s determination took into account a number of factors that its members believed, in light of the legal advice furnished to them by Kirkpatrick & Lockhart Nicholson Graham LLP (“K&LNG”), their independent legal counsel, and their own business judgment, to be relevant. Further, while the Advisory Contracts and Sub-Advisory Contracts for all the Funds were considered at the same Board meeting, the Directors/Trustees considered each Fund’s advisory and sub-advisory relationships separately.

Provided below is an overview of the Board’s contract approval process in general, as well as a discussion of certain of the specific factors the Board considered at the November 10, 2005 meeting. While the Board gave its attention to the information furnished, at its request that was most relevant to its consideration, discussed below are a number of the primary factors relevant to the Board’s consideration as to whether to renew the Advisory and Sub-Advisory Contracts for the year ending November 30, 2006. Each Director/Trustee may have accorded different weight to the various factors in reaching his or her conclusions with respect to the Funds’ advisory and sub-advisory arrangements.

Overview of the Contract Approval Process

In 2003, the Board determined to undertake steps to further enhance the process under which the Board determines whether to renew existing Advisory and Sub-Advisory Contracts and to approve new advisory arrangements. Among the measures the Board implemented was to retain the services of an independent consultant with experience in the mutual fund industry to assist the Independent Directors/Trustees of the Board in working with the personnel employed by the Funds’ Adviser or its affiliates who administer the Funds (“Management”) to identify the types of information presented to the Directors/Trustees to inform their deliberations with respect to advisory and sub-advisory relationships; establish the format in which the information requested by the Board is provided to the Board; and determine the process for reviewing such information in connection with the Advisory and Sub-Advisory Contract renewal process. The end result was the implementation of the current process relied upon by the Board to review and analyze information in connection with the annual renewal of the Funds’ Advisory and Sub-Advisory Contracts, as well as its review and approval of new advisory relationships.

Since this process was implemented, the Board has continuously reviewed and refined the process. In addition, the Board established a Contracts Committee and two Investment Review Committees. The type and format of the information provided to the Board or its counsel to inform its annual review and renewal process has been codified in the Funds’ 15(c) Methodology Guide (the “Methodology Guide”). The Methodology Guide was developed under the direction of the Board, and sets out a written blueprint under which the Board requests certain information necessary to facilitate a thorough and informed review in connection with the annual Advisory and Sub-Advisory Contract renewal process. Management provides Fund-specific information to the Board based on the Methodology Guide through “Fund Analysis and Comparison Tables” or “FACT” sheets prior to the Board’s review

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ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

of Advisory and Sub-Advisory Contracts. Certain of this information for a representative sample of Funds in the ING Funds complex was verified, at the Board’s request, by an independent firm to test its accuracy.

On its own and as part of a regular on-going process, the Board’s Contracts Committee recommends or considers recommendations from Management for refinements and other changes to the Methodology Guide and other aspects of the review process, and the Board’s Investment Review Committees review benchmarks used to assess the performance of each Fund. The Investment Review Committees also meet regularly with the Adviser and periodically with the Funds’ Sub-Advisers. The Investment Review Committees may apply a heightened level of scrutiny in cases where performance has lagged a benchmark and/or peer group.

The Board employed its process for reviewing contracts when considering the renewals of the Advisory and Sub-Advisory Contracts that would be effective through November 30, 2006. A number of the Board’s primary considerations and conclusions resulting from this process are discussed below.

Nature, Extent and Quality of Service

In determining whether to approve the Advisory Contracts and Sub-Advisory Contracts for the Funds for the year ending November 30, 2006, the Board received and evaluated such information as it deemed necessary regarding the nature, extent and quality of services provided to the Funds by the Adviser and Sub-Advisers. This included information about the Adviser and Sub-Advisers to the Funds provided throughout the year at regular Board meetings, as well as information furnished for the November 10, 2005 Board meeting, which was held to specifically consider renewal for the period ending November 30, 2006. In addition, the Board’s Independent Directors/Trustees also held meetings on October 11th and November 8th, prior to the November 10, 2005 meeting of the full Board, to consider the annual renewal of the Advisory and Sub-Advisory Contracts.

The materials requested by and provided to the Board prior to the November 2005 Board meeting included the following items: (1) FACT sheets for each Fund that provide information about the performance and expenses of the Fund and other, similarly managed funds in a selected peer group (“Selected Peer Group”), as well as information about the Fund’s investment portfolio, objectives and strategies; (2) the Methodology Guide, which describes how the FACT sheets were prepared, including the manner in which benchmarks and Selected Peer Groups were selected and how profitability was determined; (3) responses to a detailed series of questions from K&LNG, legal counsel to the Independent Directors/Trustees; (4) copies of each form of Advisory Contract and Sub-Advisory Contract; (5) copies of the Form ADV for the Adviser and each Sub-Adviser to the Funds; (6) financial statements for the Adviser and each Sub-Adviser; (7) drafts of narrative summaries addressing key factors the Board customarily considers in evaluating the renewals of Advisory Contracts and Sub-Advisory Contracts, including a written analysis for each Fund of how performance and fees compare to its Selected Peer Group and/or designated benchmarks; and (8) other information relevant to the Board’s evaluations.

For each Fund, its Class A shares were used for purposes of certain comparisons to the funds in the Selected Peer Group. Class A shares were selected, as general matter, so that the Fund class with the longest performance history was compared to the analogous class of shares for each fund in the Selected Peer Group. The mutual funds chosen for inclusion in a Fund’s Selected Peer group were selected based upon criteria designed to mirror the Fund class being compared to the Selected Peer Group.

In arriving at its conclusions with respect to the advisory arrangements with the Adviser, the Board was mindful of the “manager-of-managers” platform of the ING Funds. The Board considered the techniques that the Adviser developed, in response to the direction of the Board, to screen and perform due diligence on Sub-Advisers that are recommended to the Board to manage the Funds. The Board also noted the resources that the Adviser has committed to the Board and its Investment Review Committees to assist the Board and Committee members with their assessment of the investment performance of the Funds. This includes the appointment of a Chief Investment Risk Officer and his staff, who report directly to the Board, and who have developed attribution analyses and other metrics used by the Investment Review Committees to analyze the key factors underlying investment performance for the Funds.

The Board also noted the techniques used by the Adviser to monitor the performance of the Sub-Advisers, and took note of the pro-active approach that the Adviser, working in cooperation with the Board’s Investment Review Committees, has taken to advocate or recommend, when it believed appropriate, changes intended to

109

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

assist performance of the Funds. These changes have historically included modifications in personnel responsible for managing a Fund and/or changes in the Sub-Adviser to a Fund.

In considering the Funds’ Advisory Contracts, the Board also considered the extent of benefits provided to the Funds’ shareholders, beyond advisory services, from being part of the ING family of Funds. This includes, in most cases, the right to exchange or transfer investments between the same class of shares of such Funds, without a sales charge, or among Funds available in a product platform, and the wide variety in the types of Funds available for exchange or transfer.

The Board also took into account the Adviser’s extensive efforts in recent years to reduce the expenses of the Funds through re-negotiated arrangements with the Funds’ service providers. In addition, the Board considered the extensive efforts of the Adviser and expense it incurred in recent years to help make the Fund complex more efficient by reducing the number of Funds through reorganizations of similar Funds.

Further, the Board received periodic reports showing that the investment policies and restrictions for each Fund were consistently complied with and other periodic reports covering matters such as compliance by Adviser and Sub-Adviser personnel with codes of ethics. The Board evaluated the Adviser’s and Sub-Advisers’ regulatory compliance systems and procedures reasonably designed to assure compliance with the federal securities laws, including those related to late trading and market timing, best execution, fair value pricing, proxy voting procedures, and trade allocation, among others. The Board considered the implementation by the Adviser and certain Sub-Advisers of enhanced compliance policies and procedures in response to SEC rule changes and other regulatory initiatives. The Board also took into account the reports of the Chief Compliance Officer and his recommendations. In this regard, the Board also considered the policies and procedures developed by the Chief Compliance Officer in consultation with the Board’s Compliance Committee that guide the Chief Compliance Officer’s compliance oversight function.

The Board reviewed the level of staffing, quality and experience of each Fund’s portfolio management team. The Board took into account the respective resources and reputations of the Adviser and the Sub-Advisers, and evaluated the ability of the Adviser and the Sub-Advisers to attract and retain qualified investment advisory personnel. For larger Funds, the Board also considered the adequacy of the resources committed to the Funds by the Adviser and the Sub-Advisers, and whether those resources are commensurate with the needs of larger Funds and are appropriate to attempt to sustain expected levels of performance, compliance, and other needs.

Based on their deliberations and the materials presented to them, the Board concluded that the advisory and related services provided by the Adviser and Sub-Advisers are appropriate in light of the Funds’ operations, the competitive landscape of the investment company business, and investor needs, and that the nature and quality of the overall services provided by the Adviser and Sub-Advisers were appropriate.

Fund Performance

In assessing advisory and sub-advisory relationships, the Board placed emphasis on the investment performance of each Fund, taking into account the importance of such performance to Fund shareholders. While the Board considered the performance reports and discussions with portfolio managers at Board and Committee meetings during the year, particular attention in assessing performance was given to the Fund FACT sheets furnished in advance of the November meeting of the Independent Directors/Trustees. The FACT sheet prepared for each Fund included its investment performance compared to the Morningstar category median, Lipper category median, Selected Peer Group and Fund’s primary benchmark. The Board’s findings specific to each Fund’s performance are discussed under “Fund-by-Fund Analysis,” below.

Economies of Scale

In considering the reasonableness of advisory fees, the Board also considered whether economies of scale will be realized by the Adviser as a Fund grows larger and the extent to which this is reflected in the level of management fee rates charged. In this regard, the Board noted any breakpoints in advisory fee schedules that resulted in a lower advisory fee because a Fund achieved sufficient asset levels to receive a breakpoint discount. In the case of sub-advisory fees, the Board considered that breakpoints would inure to the benefit of the Adviser, except to the extent that these savings are passed through in the form of breakpoints on advisory fees that resulted in savings

110

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

to the Funds. For Funds that did not have breakpoint discounts on advisory fees, but did benefit from waivers to or reimbursements of advisory or other fees, the Board also considered the extent to which economies of scale could effectively be realized through through such waivers, reimbursements, or expense reductions.

Information about Services to Other Clients

The Board requested, and in many instances received and, if so, considered, information about the nature of services and fee rates offered by the Adviser and the Sub-Advisers to other clients, including other registered investment companies and institutional accounts. When rates offered to other clients differed materially from those charged to the Funds, the Board considered the underlying rationale provided by the Adviser and Sub-Advisers for these differences. For the unaffiliated Sub-Advisers, the Board did not view this information as imperative to its deliberations because of the arms-length nature of the negotiations between the Adviser and unaffiliated Sub-Advisers with respect to sub-advisory fees.

Fee Rates and Profitability

The Board reviewed and considered each contractual investment advisory fee rate, combined with the administrative fee rate, payable by each Fund to the Adviser. The Board also considered the contractual sub-advisory fee rates payable by the Adviser to each Sub-Adviser for sub-advisory services. In addition, the Board reviewed and took into account existing and proposed fee waivers and expense limitations applicable to the fees payable by the Funds.

The Board considered the fee structures of the Funds as they relate to the services provided under the Contracts, and the potential fall-out benefits to the Adviser and Sub-Advisers, and their respective affiliates, from their association with the Funds. For each Fund, the Board determined that the fees payable to the Adviser and Sub-Advisers are reasonable for the services that each performs, which were considered in light of the nature and quality of the services that each has performed and is expected to perform through the year ending November 30, 2006.

For each Fund, the Board considered information on revenues, costs and profits realized by the Adviser, which was prepared by Management in accordance with the allocation methodology (including assumptions) specified in the Methodology Guide. In analyzing the profitability of the Adviser in connection with its services to a Fund, the Board took into account the sub-advisory fee rate payable by the Adviser to the Sub-Adviser to that Fund. The Board also considered information that it requested and was provided by Management with respect to the profitability of service providers affiliated with the Adviser, as well as information provided by certain Sub-Advisers with respect to their profitability. In the case of non-affiliated Sub-Advisers, the Board gave less weight to profitability considerations, or did not view this data as imperative to its deliberations, given the arms-length nature of the relationship between the Adviser and these Sub-Advisers with respect to the negotiation of sub-advisory fees.

The Board determined that it had requested and received sufficient information to gain a reasonable understanding regarding the Adviser’s and affiliated Sub-Advisers’ profitability. The Board also recognized that profitability analysis is not an exact science and there is no uniform methodology for determining profitability for this purpose. In this context, the Board realized that Management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Funds’ operations may not be fully reflected in the expenses allocated to each Fund in determining profitability, and that the information presented may not portray all of the costs borne by Management nor capture Management’s entrepreneurial risk associated with offering and managing a mutual fund complex in today’s regulatory environment.

In their examination of advisory fees, the Independent Directors/Trustees have, from time to time, requested the Adviser, and the Adviser has agreed, to implement remedial actions for certain Funds. These remedial actions have included, among others: reductions in expense caps or management fee rates; the addition of further breakpoints to fee schedules; reductions in 12b-1 fees payable by a Fund; the merger of certain Funds with and into comparable Funds; changes to the Sub-Adviser or portfolio manager managing a Fund; and enhancements to the resources available to a Sub-Adviser when managing a Fund. The Independent Directors/Trustees requested these adjustments largely on the basis of: (a) a Fund’s performance, as compared to its Selected Peer Group; (b) the

111

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

performance of a Fund, as compared to its benchmarks; or (c) a Fund’s expenses in relation to its Selected Peer Group.

Based on the information on revenues, costs, and profitability considered by the Board, after considering the factors described in this section, as well as any remedial actions requested by the Independent Directors/Trustees and agreed to by the Adviser, the Board concluded that the profits, if any, realized by the Adviser and Sub-Advisers were not excessive. In making its determinations, the Board considered that the Adviser had incentive to negotiate the most favorable fees from unaffiliated Sub-Advisers, and it based its conclusions on the reasonableness of the sub-advisory fees of the Sub-Advisers primarily on the factors described for each Fund below and, in the case of non-affiliated Sub-Advisers, in reliance on the arms-length nature of the negotiations between the Adviser and Sub-Advisers with respect to sub-advisory fees.

Fund-by-Fund Analysis

The following paragraphs outline certain of the specific factors that the Board considered, and the conclusions reached, at its November 2005 meeting in relation to renewing each Fund’s current Advisory Contract and its Sub-Advisory Contract for the year ending November 30, 2006. These specific factors are in addition to those considerations discussed above. In each case, the Fund’s performance was compared to its Morningstar category median and its primary benchmark, a broad-based securities market index that appears in the Fund’s prospectus. Each Fund’s management fee and expense ratio were compared to the fees and expense ratios of the funds in its Selected Peer Group.

ING Convertible Fund

In considering whether to approve the renewal of the Advisory and Sub-Advisory Contracts for ING Convertible Fund, the Board considered that, based on performance data for the periods ended June 30, 2005: (1) the Fund underperformed its Morningstar category median and its primary benchmark for all periods presented; and (2) the Fund is ranked in the fifth ( lowest) quintile for the year-to-date, one-, and five-year periods and in the third quintile for the three-year period. In analyzing this performance data, the Board also took into consideration: (1) Management’s analysis regarding the Sub-Adviser’s rationale for underperformance; and (2) that the Board had approved, at its November meeting, the merger of ING Convertible Fund with and into ING Balanced Fund, another Fund in the ING Funds complex overseen by another Board of Directors, and that this merger would be completed in 2006 if approved by the Fund’s shareholders and by the Board of Directors that oversees ING Balanced Fund.

In considering the fees payable under the Advisory and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under an Advisory Contract with a breakpoint fee schedule where the asset level necessary to achieve a breakpoint discount had not been reached by the Fund; (2) the pricing structure (including the expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the management fee (inclusive of the advisory fee and a 0.10% administration fee) for the Fund is above the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is above the median and the average expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account: (1) in January 2005, at the direction of the Board, Management lowered the total expense ratio for the Fund; and (2) effective January 1, 2006, the Fund’s Adviser would lower the expense ratio of the Fund by an additional 6 basis points by putting into place a lower expense limit.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; (4) it is reasonable to permit the Sub-Adviser to continue to manage the Fund; and (5) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Advisory and Sub-Advisory Contracts for the Fund for the year ending November 30, 2006. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

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ING Equity and Bond Fund

In considering whether to approve the renewal of the Advisory and Sub-Advisory Contracts for ING Equity & Bond Fund, the Board considered that, based on performance data for the periods ended June 30, 2005: (1) the Fund underperformed its Morningstar category median and its benchmark for all periods presented; and (2) the Fund is ranked in the fourth quintile for the one-year period, the third quintile for the three-year period, and the fifth (lowest) quintile for the five-year period.

In analyzing this performance data, the Board also took into consideration that the investment strategy for the Fund was revised in June 2005 to adjust the allocation percentages for the equity and fixed income portions and the equity strategy portion of the Fund was changed from a value focus to a core focus.

In considering the fees payable under the Advisory and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the economies of scale benefits to the Fund and its shareholders from breakpoint discounts applicable to the Fund’s advisory fees, which result in lower fees at higher asset levels; (2) the pricing structure (including the expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the management fee (inclusive of the advisory fee and a 0.10% administration fee) for the Fund is above the median and the average management fees of the funds in its Selected Peer Group; and (b) in January 2005, at the direction of the Board following the 2004 contract renewal process, Management reduced the expense limit for the Fund, which is now equal to the Selected Peer Group’s average expense ratio. The expense ratio for the Fund is above the median expense ratios of the funds in its Selected Peer Group.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Advisory and Sub-Advisory Contracts for the Fund for the year ending November 30, 2006. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

ING Real Estate Fund

In considering whether to approve the renewal of the Advisory and Sub-Advisory Contracts for ING Real Estate Fund, the Board considered that, based on performance data for the periods ended June 30, 2005: (1) the Fund underperformed its Morningstar category median for the year-to-date and one-year periods, but outperformed for the most recent calendar quarter; (2) the Fund underperformed its primary benchmark for all periods presented; and (3) the Fund is ranked in the third quintile for the most recent calendar quarter and one-year periods, and in the fourth quintile for the year-to-date period.

In considering the fees payable under the Advisory and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under an Advisory Contract with level fees that does not include breakpoints; (2) the pricing structure (including the expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the management fee (inclusive of an advisory fee and a 0.10% administration fee) for the Fund is below the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is below the median and the average expense ratios of the funds in the Selected Peer Group.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund was launched just over a year ago, the performance during the calendar quarter ended June 30, 2005 was reasonable and it is reasonable to permit the Fund a longer period of operating history in order for the Board to evaluate longer-term performance; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Advisory and Sub-Advisory

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Contracts for the Fund for the year ending November 30, 2006. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

ING LargeCap Growth Fund

In considering whether to approve the renewal of the Advisory and Sub-Advisory Contracts for ING LargeCap Growth Fund, the Board considered that, based on performance data for the periods ended June 30, 2005: (1) the Fund underperformed its Morningstar category median for year-to-date, one- and five-year periods, but outperformed for the most recent calendar quarter and three-year periods; (2) the Fund underperformed its primary benchmark for the year-to-date, one-, three- and five-year periods, but outperformed for the most recent calendar quarter; and (3) the Fund is ranked in the fourth quintile for the one-year period, in the second quintile for the three-year period, and in the fifth (lowest) quintile for the five-year period. In analyzing this performance data, the Board also took into consideration: (1) Management’s analysis regarding the Sub-Adviser’s rationale for underperformance; and (2) in June 2003, Wellington Management Company assumed responsibility for the Fund.

In considering the fees payable under the Advisory and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) ) the fairness of the compensation under an Advisory Contract with a breakpoint fee schedule where the asset level necessary to achieve a breakpoint discount had not been reached by the Fund; (2) the pricing structure (including the expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including analysis that: (a) the management fee (inclusive of the advisory fee and a 0.10% administration fee) for the Fund is above the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is equal to the median and above the average expense ratios of the funds in its Selected Peer Group.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Advisory and Sub-Advisory Contracts for the Fund for the year ending November 30, 2006. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

ING MidCap Opportunities Fund

In considering whether to approve the renewal of the Advisory and Sub-Advisory Contracts for ING MidCap Opportunities Fund, the Board considered that, based on performance data for the periods ended June 30, 2005: (1) the Fund underperformed its Morningstar category median and its primary benchmark for all periods presented; and (2) the Fund is ranked in the fourth quintile for the year-to-date, one-, three- and five-year periods. In analyzing this performance data, the Board also took into consideration that in July 2005, the portfolio managers were changed to address concerns about the Fund’s underperformance.

In considering the fees payable under the Advisory and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under an Advisory Contract with a breakpoint fee schedule where the asset level necessary to achieve a breakpoint discount had not been reached by the Fund; (2) the pricing structure (including the expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the management fee (inclusive of the advisory fee and a 0.10% administration fee) for the Fund is above the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is above the median and the average expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account that: (1) in January 2005, at the direction of the Board following the 2004 contract renewal process, Management reduced the expense limit for the Fund; and (2) at the Board’s direction, Management would further reduce the Fund’s expense ratio through a lower expense limit, effective January 1, 2006.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors

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considered by the Board; (4) as noted above, there has been a recent change in management and it is reasonable to allow the portfolio manager a reasonable period of time to manage the Fund for the Board to assess Fund performance; and (5) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Advisory and Sub-Advisory Contracts for the Fund for the year ending November 30, 2006. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

ING SmallCap Opportunities Fund

In considering whether to approve the renewal of the Advisory and Sub-Advisory Contracts for ING SmallCap Opportunities Fund, the Board considered that, based on performance data for the periods ended June 30, 2005: (1) the Fund outperformed its Morningstar category median and its primary benchmark for the most recent calendar quarter, year-to-date and one-year periods, but underperformed the Morningstar category median and its primary benchmark for the three- and five-year periods; and (2) the Fund is ranked in the first (highest) quintile for the most recent calendar quarter, in the second quintile for the year-to-date and one-year periods, and in the fifth (lowest) quintile for the three- and five-year periods. In analyzing this performance data, the Board also took into consideration: (1) in July 2005, there was a change in the lead portfolio manager; (2) in January 2005, in response to the Board review of expenses, Management reduced the expense limit for the Fund; and (3) that the Board had approved, at its July 21, 2005 meeting, the merger of ING SmallCap Opportunities Fund with and into ING Small Company Fund, another Fund in the ING Funds complex overseen by another Board of Directors, and that this merger would be completed in December 2005 if approved by the Fund’s shareholders and by the Board of Directors that oversees ING Small Company Fund.

In considering the fees payable under the Advisory and Sub-Advisory Contracts for ING SmallCap Opportunities Fund, the Board took into account the factors described above and also considered: (1) the economies of scale benefits to the Fund and its shareholders from breakpoint discounts applicable to the Fund’s advisory fees, which result in lower fees at higher asset levels; (2) the pricing structure (including the expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the management fee (inclusive of the advisory fee and a 0.10% administration fee) for the Fund is above the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is below the median and average expense ratios of the funds in its Selected Peer Group.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board, including, but not limited to, the change in portfolio manager and the reductions of the Fund’s expense ratio; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Advisory and Sub-Advisory Contracts for the Fund for the year ending November 30, 2006. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

ING LargeCap Value Fund

In considering whether to approve the renewal of the Advisory and Sub-Advisory Contracts for ING LargeCap Value Fund, the Board considered that, based on performance data for the periods ended June 30, 2005: (1) the Fund underperformed its Morningstar category median and primary benchmark for the one-year-period, but outperformed the median and its primary benchmark for the most recent calendar quarter; and (2) the Fund is ranked in the fifth (lowest) quintile for the year-to-date and one-year periods, and is in the first (highest) quintile for the most recent calendar quarter.

In analyzing this performance data, the Board also took into consideration: (1) Management’s analysis regarding the value investment philosophy of Brandes Investment Partners, L.P. (“Brandes”), Sub-Adviser to ING LargeCap Value Fund, and its representations that adherence to this philosophy may have negatively affected performance for the one-year period ended June 30, 2005; (2) Management’s representations that, notwithstanding

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underperformance vis-à-vis the Fund’s primary benchmark for the periods ended June 30, 2005, Brandes’ investment philosophy, applied over longer periods, had historically resulted in reasonable performance, particularly when the market favors the undervalued securities in which the Fund invests; and (3) Management’s view that Brandes is a well-recognized and reputable manager that has remained true to the investment philosophy and style for which it was hired, and Management’s expectation that Brandes will deliver reasonable longer-term performance.

In considering the fees payable under the Advisory and Sub-Advisory Contracts for ING LargeCap Value Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under an Advisory Contract with a breakpoint fee schedule where the asset level necessary to achieve a breakpoint discount had not been reached by the Fund; (2) the pricing structure (including the expense ratio to be borne by shareholders) of ING LargeCap Value Fund, as compared to its Selected Peer Group, including that: (a) the management fee (inclusive of the advisory fee and a 0.10% administration fee) for the Fund is above the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is above the median and the average expense ratios of the funds in its Selected Peer Group.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) it is reasonable to permit the Sub-Adviser to continue to manage the Fund to meet Management’s expectation of more favorable longer-term performance; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Advisory and Sub-Advisory Contracts for the Fund for the year ending November 30, 2006. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

ING MagnaCap Fund

In considering whether to approve the renewal of the Advisory and Sub-Advisory Contracts for ING MagnaCap Fund, the Board considered that, based on performance data for the periods ended June 30, 2005: (1) the Fund underperformed its Morningstar category median and its primary benchmark for all periods presented; and (2) the Fund is ranked in the fifth (lowest) quintile for all periods presented. In analyzing this performance data, the Board took into account that, to address concerns about long-term performance, in April 2005 a new portfolio manager assumed responsibility for the day-to-day management of the Fund

In considering the fees payable under the Advisory and Sub-Advisory Contracts for ING MagnaCap Fund, the Board took into account the factors described above and also considered: (1) the economies of scale benefits to the Fund and its shareholders from breakpoint discounts applicable to the Fund’s advisory fee, which result in lower fees at higher asset levels; (2) the pricing structure (including the expense ratio to be borne by shareholders) of ING MagnaCap Fund, as compared to its Selected Peer Group, including that: (a) the management fee for the Fund is below the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is below the median and the average expense ratios of the funds in its Selected Peer Group.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) it is reasonable to permit the Sub-Adviser to continue to manage the Fund in order to properly evaluate performance to assess whether longer-term performance improves as a result of the change in portfolio manager; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Advisory and Sub-Advisory Contracts for the Fund for the year ending November 30, 2006. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

ING MidCap Value Fund

In considering whether to approve the renewal of the Advisory and Sub-Advisory Contracts for ING MidCap Value Fund, the Board considered that, based on performance data for the periods ended June 30, 2005: (1) the Fund

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underperformed its Morningstar category median and its primary benchmark for all periods presented, except the most recent calendar quarter; (2) the Fund outperformed its Morningstar category median for the most recent calendar quarter; and (3) the Fund is ranked in the fifth (lowest) quintile for the year-to-date, one- and three-year periods, and is ranked in the second quintile for the most recent calendar quarter.

In analyzing this performance data, the Board also took into consideration: (1) Management’s analysis regarding the value investment philosophy of Brandes, Sub-Adviser to ING MidCap Value Fund, and its representations that Brandes’ adherence to this philosophy negatively affected performance for the one-year period ended June 30, 2005; (2) Management’s representations that, notwithstanding underperformance vis-à-vis the Fund’s primary benchmark for the periods ended June 30, 2005, Brandes’ investment philosophy, applied over longer periods, had historically resulted in reasonable performance, particularly when the market favors the undervalued securities in which the Fund invests; and (3) Management’s view that Brandes is a well-recognized and reputable manager that has remained true to the investment philosophy and style for which it was hired, and Management’s expectation that Brandes will deliver reasonable longer-term performance.

In considering the fees payable under the Advisory and Sub-Advisory Contracts for ING MidCap Value Fund, the Board took into account the factors described above and also considered: (1) the economies of scale benefits to the Fund and its shareholders from breakpoint discounts applicable to the Fund’s advisory fee, which result in lower fees at higher asset levels; (2) the pricing structure (including the expense ratio to be borne by shareholders) of ING MidCap Value Fund, as compared to its Selected Peer Group, including that: (a) the management fee (inclusive of the advisory fee and a 0.10% administration fee) for the Fund is above the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is above the median and the average expense ratios of the funds in its Selected Peer Group.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) it is reasonable to permit the Sub-Adviser to continue to manage the Fund to meet Management’s expectation of more favorable longer-term performance; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Advisory and Sub-Advisory Contracts for the Fund for the year ending November 30, 2006. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

ING SmallCap Value Fund

In considering whether to approve the renewal of the Advisory and Sub-Advisory Contracts for ING SmallCap Value Fund, the Board considered that, based on performance data for the periods ended June 30, 2005: (1) the Fund underperformed its Morningstar category median and its primary benchmark for all periods presented; and (2) the Fund is ranked in the fifth (lowest) quintile for the most recent calendar quarter, year-to-date and one-year periods and is ranked in the fourth quintile for the three-year period.

In analyzing this performance data, the Board also took into consideration: (1) Management’s analysis regarding the value investment philosophy of Brandes, Sub-Adviser to ING SmallCap Value Fund, and its representations that Brandes’ adherence to this philosophy negatively affected performance for the one-year period ended June 30, 2005; (2) Management’s representations that, notwithstanding underperformance vis-à-vis the Fund’s primary benchmark for the periods ended June 30, 2005, Brandes’ investment philosophy, applied over longer periods, had historically resulted in reasonable performance, particularly when the market favors the undervalued securities in which the Fund invests; and (3) Management’s view that Brandes is a well-recognized and reputable manager that has remained true to the investment philosophy and style for which it was hired, and Management’s expectation that Brandes will deliver reasonable longer-term performance.

In considering the fees payable under the Advisory and Sub-Advisory Contracts for ING SmallCap Value Fund, the Board took into account the factors described above also considered: (1) the economies of scale benefits to the Fund and its shareholders from breakpoint discounts applicable to the Fund’s advisory fee, which result in lower fees at higher asset levels; (2) the pricing structure (including the expense ratio to be borne by shareholders) of ING SmallCap Value Fund, as compared to its Selected Peer Group, including that: (a) the management fee

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(inclusive of the advisory fee and a 0.10% administration fee) for the Fund is above the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is above the median and the average expense ratios of the funds in its Selected Peer Group.

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) it is reasonable to permit the Sub-Adviser to continue to manage the Fund to meet Management’s expectation of more favorable longer-term performance; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Advisory and Sub-Advisory Contracts for the Fund for the year ending November 30, 2006. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

BOARD CONSIDERATION AND APPROVAL OF NEW INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS FOR ING MIDCAP VALUE CHOICE FUND AND ING SMALLCAP VALUE CHOICE FUND

Section 15 of the 1940 mandates that, when a Fund enters into a new advisory or sub-advisory arrangement, the Directors/Trustees, including a majority of the Independent Directors/Trustees, must approve the new Advisory and Sub-Advisory Contracts with respect to the Fund. At its November 10, 2004 meeting the Board approved the launch of ING MidCap Value Choice Fund and ING SmallCap Value Choice Fund, two new series of ING Equity Trust to be managed by NWQ Investment Management Company, LLC (“NWQ”).

The Board’s consideration of the new advisory and sub-advisory arrangements related to the launch of ING MidCap Value Choice Fund and ING SmallCap Value Choice Fund is discussed below. In considering the Advisory and Sub-Advisory Contracts for these Funds, the Board members considered a number of factors they believed, in light of the legal advice furnished to them by K&LNG, their independent legal counsel, and their own business judgment, to be relevant. Based on these considerations, the Board determined to approve the Advisory and Sub-Advisory Contracts for the Funds.

In connection with their deliberations, on November 10, 2004, relating to each Fund’s Advisory Contract and Sub-Advisory Contract, the Board, including the Independent Trustees, considered, among other things: (1) Management’s memorandum and supporting documentation regarding the NWQ Funds; (2) the composite performance of portfolios managed by NWQ with similar investment styles to that of the Funds; (3) information about the Funds’ proposed objectives and strategies; (4) responses to questions provided by K&LNG, legal counsel to the Independent Directors/Trustees; (5) copies of each form of Advisory and Sub-Advisory Contract; and (6) other information relevant to their evaluations.

In considering the approval of the Advisory Contract for ING MidCap Value Choice Fund and ING SmallCap Value Choice Fund, the Board considered several factors including, but not limited to, the following: (1) the nature and quality of the services to be provided by the Adviser to the Funds under the proposed Advisory Contract, including the Adviser’s experience as a manager-of-managers overseeing the sub-advisers to other Funds within the ING Funds complex; (2) the Adviser’s strength and reputation within the industry; (3) the fairness of the compensation under the proposed Advisory Contract in light of the services provided to the Funds and the profitability to the Adviser when sub-advisory fees payable by the Adviser to NWQ are taken into account; (4) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of the Adviser; (5) the expenses to be borne by shareholders in the Funds; and (6) the Adviser’s compliance capabilities, which are demonstrated by, among other things, its policies and procedures designed to prevent violations of the Federal securities laws.

In its discussions regarding the Advisory Contract, the Board, including the Non-Interested Trustees, did not identify any single factor as all-important or controlling. The Board determined, among other things, that: (1) the management fee rate payable to the Adviser by each Fund is reasonable; and (2) the proposed expense ratios for the Funds are competitive with those of the funds in their proposed Selected Peer Groups.

On November 10, 2004, in reaching a decision to engage NWQ as the Sub-Adviser to ING MidCap Value Choice Fund and ING SmallCap Value Choice Fund, the Board, including a majority of the Independent Trustees, evaluated and discussed other factors, including, but not limited to, the following: (1) the Adviser’s view of the

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reputation of NWQ; (2) NWQ’s experience and skill in managing mid- and small-cap value accounts, including NWQ’s performance track record with other comparable accounts; (3) the nature and quality of the services to be provided by NWQ; (4) the addition of an exclusivity provision in the proposed Sub-Advisory Contract; (5) the fairness of the compensation under the proposed Sub-Advisory Contract in light of the services to be provided; (6) the consistency in investment style and portfolio turnover rates experienced over time by other domestic equity portfolios managed by NWQ; (7) the composite performance of portfolios managed by NWQ with investment styles similar to that of each Fund; (8) the qualifications of NWQ’s personnel, portfolio management capabilities and investment methodologies; (9) NWQ’s operations and compliance program and policies; (10) NWQ’s financial condition; (11) the costs for the services to be provided by NWQ and the fact that these costs will be paid by the Adviser and not directly by the Funds; (12) the appropriateness of the selection of NWQ and the employment of the proposed investment strategy in light of each Fund’s investment objective and its prospective investor base; and (13) NWQ’s Code of Ethics and related procedures for complying with that Code.

During the course of its deliberation, the Board reached the following conclusions regarding NWQ and the proposed Sub-Advisory Contract, among others: (1) NWQ is qualified to manage each Fund’s assets in accordance with its proposed investment objectives and investment strategies; (2) the proposed investment strategies are consistent with the interests of prospective investors in the Funds; (3) based upon the financial statements of both NWQ and its parent company, Nuveen Investments, NWQ has sufficient financial resources available to it to fulfill its commitments to the Funds under the proposed Sub-Advisory Contract; (4) the exclusivity provisions included in the proposed Sub-Advisory Contract with respect to the management of other mutual funds with similar investment objectives, policies and restrictions are likely to provide the Funds with the opportunity to realize asset growth during the exclusivity period; and (5) the compensation to be paid by the Adviser to NWQ under the proposed Sub-Advisory Contract is fair and reasonable in relation to the services to be provided by NWQ and various industry averages for similar funds.

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ING Funds Distributor, LLC offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund’s prospectus. Investors may obtain a copy of a prospectus of any ING Fund by calling (800) 992-0180 or by going to www.ingfunds.com.

Domestic Equity and Income Funds

ING Balanced Fund

ING Convertible Fund

ING Equity Income Fund

ING Real Estate Fund

Domestic Equity Growth Funds

ING Fundamental Research Fund

ING Disciplined LargeCap Fund

ING Growth Fund

ING LargeCap Growth Fund

ING MidCap Opportunities Fund

ING Opportunistic LargeCap Fund

ING SmallCap Opportunities Fund

ING Small Company Fund

Domestic Equity Index Funds

ING Index Plus LargeCap Fund

ING Index Plus MidCap Fund

ING Index Plus SmallCap Fund

Domestic Equity Value Funds

ING Financial Services Fund

ING LargeCap Value Fund

ING MagnaCap Fund

ING MidCap Value Fund

ING MidCap Value Choice Fund

ING SmallCap Value Fund

ING SmallCap Value Choice Fund

Fixed Income Funds

ING GNMA Income Fund

ING High Yield Bond Fund

ING Intermediate Bond Fund

ING National Tax-Exempt Bond Fund

Global Equity Funds

ING Global Equity Dividend Fund

ING Global Real Estate Fund

ING Global Value Choice Fund

International Equity Funds

ING Emerging Countries Fund

ING Foreign Fund

ING Greater China Fund

ING Index Plus International Equity Fund

ING International Capital Appreciation Fund

ING International Fund

ING International SmallCap Fund

ING International Value Fund

ING International Value Choice Fund

ING Precious Metals Fund

ING Russia Fund

International Fixed Income Fund

ING Emerging Markets Fixed Income Fund

International Fund-of-Funds

ING Diversified International Fund

Loan Participation Fund

ING Senior Income Fund

Money Market Funds*

ING Aeltus Money Market Fund

ING Money Market Fund

Strategic Allocation Funds

ING Strategic Allocation Balanced Fund

ING Strategic Allocation Growth Fund

ING Strategic Allocation Income Fund

*            An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Registrant uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 800-992-0180; (2) on the Registrant’s website at www.ingfunds.com and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Information regarding how the Registrant voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Registrant’s website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Registrant’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at 800-992-0180.

Investment Manager	Transfer Agent
ING Investments, LLC	DST Systems, Inc.
7337 East Doubletree Ranch Road	P.O. Box 419368
Scottsdale, Arizona 85258	Kansas City, Missouri 64141

Administrator	Custodian
ING Funds Services, LLC	The Bank of New York
7337 East Doubletree Ranch Road	100 Colonial Center Parkway, Suite 300
Scottsdale, Arizona 85258	Lake Mary, Florida 32746

Distributor	Legal Counsel
ING Funds Distributor, LLC	Dechert
7337 East Doubletree Ranch Road	1775 I Street, N.W.
Scottsdale, Arizona 85258	Washington, D.C. 20006
1-800-334-3444

For more complete information, or to obtain a prospectus on any ING fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your Investment Professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

PRSAR-UDEIQ	(1105-012706)

ITEM 2.                             CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.                             AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.                             PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.                             AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.                             SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.                             DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required for semi-annual filing.

ITEM 8.                             PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.                             SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee (“Committee”) for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Trustee vacancies on the Board.  The Committee currently consists of four Trustees of the Board, none of whom are considered “interested persons” of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.  The Committee has adopted a written charter that sets forth the policies and procedures of the Committee.  The Committee will accept referrals for potential candidates from Board members, Fund shareholders, legal counsel to the disinterested Trustees or such other sources as the Committee deems appropriate.  Shareholders can submit recommendations in writing to the attention of the Chairperson of the Committee at an address to be maintained by Fund management for this purpose.  In order for the Committee to consider a potential candidate, the Committee initially must receive at least the following information regarding such person: (1) name; (2) date of birth; (3) education; (4) business, professional or other relevant experience and areas of expertise; (5) current business, professional or other relevant experience and areas of expertise; (6) current business and home addresses and contact information; (7) other board positions or prior experience; and (8) any knowledge and experience relating to investment companies and investment company governance.

earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 10.                       CONTROLS AND PROCEDURES.

(a)                                  Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)                                 There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 11.                       EXHIBITS.

(a)(1)                    The Code of Ethics is not required for the semi-annual filing.

(a)(2)                    A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)                    Not required for semi-annual filing.

(b)                                 The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Equity Trust

By	/s/	James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	February 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/	James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	February 9, 2006

By	/s/	Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	February 9, 2006